UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA	02110
(Address of principal executive offices)	(Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/16

Date of reporting period: 02/29/16

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the period ended February 29, 2016 are filed herewith.

GMO Trust

Annual Report

February 29, 2016

Asset Allocation Bond Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Emerging Country Debt Fund

Global Bond Fund

U.S. Treasury Fund

World Opportunity Overlay Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the

Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus or private placement memorandum regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Asset Allocation Bond Fund returned -9.88% (net) for the fiscal year ended February 29, 2016, as compared with +0.06% for the Citigroup 3 Month Treasury Bill Index.

The Fund underperformed the benchmark during the period by -9.93%. Developed markets interest-rate positioning detracted during the fiscal year. The Fund’s Eurozone interest-rate positions drove losses, followed by losses from active positions in the U.K., Brazil, Japan, and Switzerland. These rate positions were implemented primarily using interest-rate swaps and options on interest-rate swaps. Swap spread strategies detracted, as long end swap spreads in the U.S. narrowed. Cross-currency basis swap positions also detracted, as losses from negative yen basis widening more than offset gains from negative euro basis widening. The Fund’s positions in developed market currencies added value, particularly short positions in euros and Swiss francs. These positions were implemented using both currency forwards and options.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Asset Allocation Bond Fund Class III Shares and the Citigroup 3-Month Treasury Bill Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

*	For the period from March 18, 2009 to March 27, 2009, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class III expenses had been applied throughout.

3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	57.0%
Mutual Funds	34.3
Short-Term Investments	8.3
Options Purchased	6.3
Futures Contracts	0.6
Forward Currency Contracts	0.3
Swap Contracts	0.0 ^
Written Options	(6.6)
Other	(0.2)

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

4

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 57.0%

	U.S. Government — 57.0%
128,622,800	U.S. Treasury Bond, 3.13%, due 11/15/41 (a)	143,841,450
25,630,998	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23 (b)	25,455,118
143,271,267	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (b)	141,564,333
70,522,323	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (b)	69,958,497
132,571,074	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (b)	133,377,239
191,251,201	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (b)	196,259,114
63,842,141	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b)	72,557,232
18,163,642	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (b)	21,008,812
105,266,877	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)	123,798,269
113,110,044	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (b)	136,181,213
144,646,297	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (b)	177,798,215
11,943,285	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (b)	16,773,938
35,909,800	U.S. Treasury Strip Principal, due 11/15/41	18,322,903

	Total U.S. Government	1,276,896,333

	TOTAL DEBT OBLIGATIONS (COST $1,255,891,281)	1,276,896,333

	MUTUAL FUNDS — 34.3%

	United States — 34.3%
	Affiliated Issuers — 29.0%
26,042,429	GMO U.S. Treasury Fund	651,060,734

	Exchange-Traded Fund — 5.3%
1,482,058	iShares iBoxx $ High Yield Corporate Bond ETF	118,683,205

	Total United States	769,743,939

	TOTAL MUTUAL FUNDS (COST $766,088,264)	769,743,939

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 6.3%

		Currency Options — 1.0%
USD	108,732,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	—
EUR	562,564,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	132,801
EUR	241,831,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	—
EUR	201,363,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	1,332,718
EUR	402,727,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	876
USD	53,706,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	3,374,670
USD	53,578,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	3,145,457
USD	53,706,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	7,949
USD	53,578,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	12,323
EUR	11,940,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	7,760,888
EUR	11,949,600	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	6,662,181

		Total Currency Options	22,429,863

See accompanying notes to the financial statements.	5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 3.2%
USD	218,726,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	7,501,881
GBP	37,382,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	10,910,203
GBP	37,382,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	—
USD	218,726,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	88,147
GBP	92,879,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	458,404
GBP	178,503,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	583,608
GBP	69,527,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	248,895
GBP	37,382,000	03/13/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	11,909,078
GBP	37,382,000	03/13/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	854,179
GBP	158,282,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	508,243
GBP	85,448,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	600,720
GBP	74,034,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	576,120
EUR	186,688,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	3,844,468
GBP	176,159,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	695,105
GBP	111,514,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	934,835
GBP	74,343,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	487,881
EUR	186,688,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	4,709,625
EUR	186,688,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	5,543,101
EUR	757,576,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	16,093,599
EUR	203,649,000	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	5,923,306

					Total Options on Interest Rate Swaps			72,471,398

6	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Number of Contracts	Description	Value ($)
	Quanto Options — 2.1% (c)
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000	969,685
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000	974,281
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000	977,765
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000	979,515
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000	984,208
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000	988,675
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000	993,067
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000	997,686
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000	1,002,327
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000	1,007,011
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000	1,008,828
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000	1,013,434
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000	1,015,791
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000	1,020,326
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000	1,024,301
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000	1,027,159
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000	1,026,088
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000	1,030,500
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000	1,034,944
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000	1,038,805
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000	1,042,509
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000	1,046,947
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000	1,050,380
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000	1,054,612
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000	1,058,732
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000	1,062,531

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000	1,066,550
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000	1,071,021
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000	1,069,796
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000	1,074,255
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000	1,077,799
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000	1,082,248
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000	1,087,025
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000	1,091,405
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000	1,095,781
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000	1,100,228
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000	1,102,111
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000	1,102,205
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000	1,104,567
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000	1,107,625
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000	1,106,473
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000	1,091,009
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000	1,067,550
3,214	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000	1,059,872

	Total Quanto Options	45,987,627

	TOTAL OPTIONS PURCHASED (COST $279,147,184)	140,888,888

	SHORT-TERM INVESTMENTS — 8.3%

	Money Market Funds — 1.0%
22,486,999	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (d)	22,486,999

	U.S. Government — 7.3%
23,000,000	U.S. Treasury Bill, 0.24%, due 04/07/16 (a) (e)	22,994,181
37,000,000	U.S. Treasury Bill, 0.31%, due 06/02/16 (a) (e)	36,970,363

See accompanying notes to the financial statements.	7

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	U.S. Government — continued
5,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (e)	4,994,300
24,000,000	U.S. Treasury Bill, 0.47%, due 08/25/16 (e)	23,945,160
75,000,000	U.S. Treasury Note, 0.88%, due 09/15/16	75,126,000

	Total U.S. Government	164,030,004

	TOTAL SHORT-TERM INVESTMENTS (COST $186,529,545)	186,517,003

	TOTAL INVESTMENTS — 105.9% (Cost $2,487,656,274)	2,374,046,163
	Other Assets and Liabilities (net) — (5.9%)	(132,712,433)

	TOTAL NET ASSETS — 100.0%	$2,241,333,730

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	211,106,971	USD	61,897,312	$9,627,361
03/03/2016	GS	CHF	50,354,800	USD	51,466,476	1,034,082
05/17/2016	BOA	CHF	4,409,765	USD	4,531,946	98,774
05/17/2016	GS	CHF	4,409,766	USD	4,536,390	103,217
03/07/2016	BCLY	EUR	320,670,000	USD	353,556,312	4,671,790
03/07/2016	BOA	EUR	474,241,878	USD	518,957,719	2,989,121
03/07/2016	DB	EUR	319,826,122	USD	354,501,920	6,535,526
03/07/2016	JPM	EUR	91,352,000	USD	100,311,564	921,852
03/14/2016	GS	EUR	213,373,000	USD	227,893,033	(4,301,098)
03/14/2016	JPM	EUR	184,038,000	USD	199,749,324	(522,236)
03/16/2016	JPM	EUR	181,226,000	USD	193,911,648	(3,311,994)
03/27/2017	DB	EUR	7,635,000	USD	8,375,595	(59,570)
11/07/2017	GS	EUR	238,995,000	USD	262,404,560	(4,559,337)
12/22/2017	JPM	EUR	62,184,000	USD	68,688,446	(926,830)
03/07/2016	BCLY	USD	346,587,075	EUR	313,789,000	(5,188,986)
03/07/2016	BOA	USD	268,468,028	EUR	244,637,375	(2,305,950)
03/07/2016	BOA	USD	19,872,965	GBP	13,735,000	(755,802)
03/07/2016	DB	USD	291,122,583	EUR	265,893,556	(1,834,074)
03/07/2016	DB	USD	35,083,671	GBP	24,208,662	(1,388,661)
03/07/2016	GS	USD	162,946,652	EUR	149,295,921	(514,757)
03/07/2016	JPM	USD	75,025,312	EUR	68,457,000	(545,043)
03/07/2016	MSCI	USD	131,525,217	EUR	121,367,375	520,807
03/14/2016	GS	USD	227,615,648	EUR	213,373,000	4,578,483
03/14/2016	JPM	USD	195,301,126	EUR	184,038,000	4,970,434
03/16/2016	JPM	USD	194,392,069	EUR	181,226,000	2,831,574
03/24/2016	JPM	USD	61,831,182	BRL	211,106,971	(9,561,231)
03/24/2016	JPM	USD	10,747,444	EUR	9,788,200	(92,575)
03/29/2016	GS	USD	6,648,728	EUR	6,067,000	(43,527)
03/29/2016	JPM	USD	6,475,624	EUR	5,870,600	(84,246)
04/18/2016	BOA	USD	17,922,794	JPY	2,002,343,500	(137,789)
04/18/2016	GS	USD	17,932,344	JPY	2,002,343,500	(147,339)
11/07/2017	GS	USD	263,778,782	EUR	238,995,000	3,185,116
12/22/2017	JPM	USD	69,205,942	EUR	62,184,000	409,334

						$6,196,426

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
3,475	Euro STOXX 50	March 2016	$110,131,870	$12,973,233

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

8	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	11,940,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	$1,920,631	$ (357,196)
Call	EUR	11,949,600	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	2,438,769	(1,267,439)

					$4,359,400	$(1,624,635)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	247,417,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	$7,308,893	$(3,375,713)
EUR	248,033,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	6,618,848	(4,990,913)
EUR	250,613,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	4,440,092	(5,991,850)
EUR	93,344,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	3,023,363	(5,155,811)
EUR	186,688,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	7,320,197	(12,449,739)
EUR	757,576,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	25,234,477	(44,937,303)
EUR	407,298,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	15,212,569	(19,154,319)
GBP	37,382,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.12%	MSCI	1,697,289	—
GBP	37,382,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.12%	MSCI	1,697,289	(4,227,970)
GBP	37,382,000	03/13/2017	Call-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.25%	MSCI	2,395,187	(4,749,208)
GBP	37,382,000	03/13/2017	Put-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.25%	MSCI	2,395,187	(516,711)
GBP	158,282,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	8,395,545	(13,833,604)
GBP	85,448,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.58%	GS	4,398,419	(5,116,642)
GBP	74,034,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	MSCI	4,527,613	(7,410,737)
GBP	74,343,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.50%	MSCI	3,470,807	(5,536,291)
GBP	111,514,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.68%	MSCI	5,495,420	(8,311,385)

								$103,631,195	$(145,758,196)

9

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
180,603,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$1,490,314
89,878,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	627,821
91,728,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	555,473
92,725,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	484,557
172,838,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,035,684

						$4,193,849

					Premiums to (Pay) Receive	$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
464,679	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (c)	$(8,332,997)
183,676	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS) (c)	(1,509,551)

				$(9,842,548)

			Premiums to (Pay) Receive	$—

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
7,363,134,000	JPY	1/19/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(181,740	) (c)
7,363,054,000	JPY	1/22/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(182,950	) (c)
7,363,054,000	JPY	1/25/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(184,729	) (c)
7,363,054,000	JPY	1/26/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(184,943	) (c)
7,363,054,000	JPY	1/28/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(190,032	) (c)
7,363,054,000	JPY	2/1/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(190,385	) (c)
7,363,054,000	JPY	2/2/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(186,445	) (c)
7,363,054,000	JPY	2/5/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(185,938	) (c)
7,363,054,000	JPY	2/8/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(186,752	) (c)
7,363,054,000	JPY	2/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(186,163	) (c)

						$(1,860,077)

Premiums to (Pay) Receive						$(395,124)

10	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
72,119,587,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(2,281,149)
75,075,878,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,645,098)
101,070,277,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,609,941)
107,196,730,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,882,845)
12,487,890,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(388,039)
12,487,890,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(388,438)
12,487,890,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(404,188)
12,487,890,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(375,791)
12,487,890,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(392,427)
7,568,420,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(220,124)
7,568,420,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(234,002)
7,568,420,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221,175)
7,568,420,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(221,890)
7,568,420,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(222,261)
11,430,840,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(393,503)
11,430,840,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(388,029)
11,430,840,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(381,387)
11,430,840,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(387,319)
11,430,840,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(391,452)
9,525,700,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(280,750)
9,525,700,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(280,959)
9,525,700,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(281,183)
9,525,700,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(292,719)
9,525,700,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(288,014)
9,525,700,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(299,687)
9,525,700,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(300,152)
9,525,700,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(300,677)
9,525,700,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(312,694)
9,525,700,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(308,067)
11,430,840,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(394,092)
11,430,840,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(394,538)
11,430,840,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(395,286)
11,430,840,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(409,628)
11,430,840,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(404,162)
7,568,420,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(250,559)
7,568,420,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(251,023)
7,568,420,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(260,404)
7,568,420,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(256,541)
7,568,420,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(253,589)
7,547,000,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(284,434)
12,487,890,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(446,503)
12,487,890,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(470,011)
12,487,890,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(463,550)

See accompanying notes to the financial statements.	11

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
12,487,890,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(449,715)
7,547,000,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(286,945)
12,487,890,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(450,371)
7,547,000,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(287,171)
7,547,000,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(296,755)
7,547,000,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(289,457)
6,770,429,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(309,069)
6,770,429,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(309,366)
6,770,429,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(317,638)
6,770,429,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(310,937)
6,770,429,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,057)
6,770,429,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,179)
6,770,429,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(319,507)
6,770,429,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(313,047)
6,770,429,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(313,170)
6,770,429,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(313,496)
31,665,300,000	JPY	2/17/2017	2/17/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	122,336
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,955)
4,016,383,300	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(192,955)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(193,029)
4,016,383,300	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(193,029)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(197,991)
4,016,383,300	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(197,991)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,191)
4,016,383,300	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,191)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,382)
4,016,383,300	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,382)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,514)
4,016,383,300	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(199,514)
36,243,756,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,849,780)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,227)
10,265,425,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(519,132)
4,016,383,300	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,227)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,129)
4,016,383,300	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,129)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,038)
4,016,383,300	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(194,038)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198,905)
4,016,383,300	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(198,905)
7,336,598,700	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(402,836)
7,336,598,700	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,733)
7,336,598,700	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,598)
7,336,598,700	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(397,410)

12	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
7,336,598,700	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(406,333)
7,336,598,700	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(396,696)
7,336,598,700	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(396,762)
7,336,598,700	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(396,798)
7,336,598,700	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(396,412)
7,336,598,700	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(396,503)
110,540,000,000	JPY	12/15/2017	12/15/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	1,954,207
758,590,000,000	JPY	12/21/2017	12/21/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	18,117,499
7,523,473,400	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(477,722)
7,523,473,400	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(478,137)
7,523,473,400	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(479,301)
7,523,473,400	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(479,718)
7,523,473,400	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(481,178)
9,412,432,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(651,466)
9,412,432,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(664,391)
9,412,432,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(653,365)
9,412,432,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(653,654)
9,412,432,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(653,944)
9,412,432,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(666,903)
9,192,457,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(699,826)
9,192,457,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(700,113)
9,192,457,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(700,401)
9,192,457,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(713,195)
9,192,457,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(703,379)
9,192,457,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(706,316)
7,523,473,400	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(607,665)
7,523,473,400	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(618,367)
7,523,473,400	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(610,037)
7,523,473,400	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(610,419)
7,523,473,400	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(611,088)
7,523,473,400	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617,584)
761,150,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	3,852,365
7,523,473,400	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(613,215)
889,786,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	5,869,612
7,523,473,400	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(613,392)
7,523,473,400	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(623,371)
7,523,473,400	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(614,063)
273,603,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	1,525,865
8,265,162,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(639,949)
8,265,162,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(640,136)
8,265,162,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(650,956)
8,265,162,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(641,133)
8,265,162,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(642,283)

See accompanying notes to the financial statements.	13

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
8,265,162,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(642,461)
8,265,162,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(653,782)
8,265,162,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(643,221)
8,265,162,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(588,114)
8,265,162,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(589,223)
8,265,162,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(589,547)
8,265,162,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(590,111)
8,265,162,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(590,640)
8,265,162,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(590,811)
8,265,162,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(601,894)
7,855,929,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(482,419)
7,855,929,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(482,946)
7,855,929,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(483,251)
7,855,929,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(494,151)
7,855,929,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(484,518)
7,855,929,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(484,673)
7,855,929,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(486,534)
7,855,929,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(487,299)
1,070,356,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	10,690,116
308,154,000	EUR	1/14/2022	1/14/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(1,543,720)
678,000,000	EUR	1/17/2017	1/17/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(8,269,701)
649,528,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	11,781,384
531,239,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,559,079
643,151,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,734,933
321,445,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	5,614,422
433,630,500	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	7,832,303
337,800,000	EUR	2/10/2022	2/10/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(1,612,199)
26,174,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	450,687
98,226,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	588,427
222,800,000	EUR	12/15/2020	12/15/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(1,750,537)
80,600,000	EUR	2/18/2021	2/18/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(442,518)

							$1,434,423

					Premiums to (Pay) Receive		$(16,801,028)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
For EURIBOR, Fund pays 3 month EURIBOR adjusted by as spread. Spreads range from (0.37)% to (0.41)%.
[2]	For JPY LIBOR, Fund receives 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.76)% to (1.00)%.
For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.37)%.

14	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
61,339,000	USD	1/22/2020	JPMF (f)	(Pay)	1.46%	3 Month USD LIBOR	$(994,169)
976,815,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK LIBOR	937,073
608,652,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK LIBOR	358,960
1,179,943,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK LIBOR	833,728
1,170,523,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK LIBOR	708,967
485,337,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK LIBOR	383,218
742,150,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK LIBOR	656,422
718,964,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK LIBOR	774,102
771,718,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK LIBOR	624,475
706,861,000	DKK	6/10/2020	CSS (f)	(Pay)	0.77%	6 Month DKK LIBOR	(2,299,013)
304,183,000	DKK	6/11/2020	CSS (f)	(Pay)	0.80%	6 Month DKK LIBOR	(1,049,027)
1,014,275,000	DKK	6/12/2020	CSS (f)	(Pay)	0.87%	6 Month DKK LIBOR	(3,911,830)
674,000,000	DKK	8/4/2020	JPMF (f)	(Pay)	0.71%	6 Month DKK LIBOR	(1,925,430)
343,000,000	DKK	8/7/2020	JPMF (f)	(Pay)	0.73%	6 Month DKK LIBOR	(1,026,636)
439,629,000	DKK	8/13/2020	JPMF (f)	(Pay)	0.70%	6 Month DKK LIBOR	(1,230,832)
807,000,000	DKK	8/17/2020	JPMF (f)	(Pay)	0.72%	6 Month DKK LIBOR	(2,363,053)
22,000,000	EUR	12/16/2020	JPMF (f)	Receive	0.31%	6 Month EURIBOR	415,818
74,961,000	EUR	12/16/2020	JPMF (f)	Receive	0.37%	6 Month EURIBOR	1,638,563
12,800,000	USD	12/16/2020	JPMF (f)	Receive	1.52%	3 Month USD LIBOR	234,250
95,204,000	AUD	6/16/2021	JPMF (f)	Receive	2.63%	6 Month AUD BBSW	1,233,913
22,401,000	AUD	6/16/2021	JPMF (f)	Receive	2.55%	6 Month AUD BBSW	233,267
19,865,000	GBP	6/16/2021	JPMF (f)	Receive	1.21%	6 Month GBP LIBOR	433,477
366,500,000	SEK	6/16/2021	JPMF (f)	Receive	0.51%	3 Month SEK STIBOR	385,354
399,459,000	SEK	6/16/2021	JPMF (f)	Receive	0.51%	3 Month SEK STIBOR	428,186
556,196,000	SEK	6/16/2021	JPMF (f)	Receive	0.50%	3 Month SEK STIBOR	568,543
390,872,000	SEK	6/16/2021	JPMF (f)	Receive	0.49%	3 Month SEK STIBOR	368,115
174,564,000	SEK	6/16/2021	JPMF (f)	Receive	0.42%	3 Month SEK STIBOR	99,312
1,398,528,000	MXN	10/11/2024	JPMF (f)	Receive	6.18%	TIIE	1,061,858
231,138,000	MXN	10/16/2024	JPMF (f)	Receive	6.03%	TIIE	33,809
839,317,000	MXN	10/25/2024	JPMF (f)	Receive	6.19%	TIIE	643,585
290,017,000	MXN	7/30/2025	JPMF (f)	(Pay)	6.29%	TIIE	(253,730)
300,000,000	MXN	8/1/2025	JPMF (f)	(Pay)	6.29%	TIIE	(258,407)
159,772,000	EUR	11/24/2025	JPMF (f)	Receive	0.81%	6 Month EURIBOR	5,828,080
152,083,125	EUR	12/16/2025	JPMF (f)	Receive	0.69%	6 Month EURIBOR	3,480,132
52,000,000	EUR	12/17/2025	JPMF (f)	Receive	1.66%	6 Month EURIBOR	1,903,169
580,000,000	EUR	12/17/2025	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(28,138,415)
64,963,000	EUR	12/17/2025	JPMF (f)	(Pay)	1.65%	6 Month EURIBOR	(2,352,866)
18,097,000	EUR	12/17/2025	JPMF (f)	Receive	1.70%	6 Month EURIBOR	706,646
441,000,000	EUR	12/17/2025	JPMF (f)	Receive	1.68%	6 Month EURIBOR	16,620,205
92,000,000	GBP	12/17/2025	JPMF (f)	(Pay)	2.27%	6 Month GBP LIBOR	(3,571,239)
32,495,000	GBP	12/17/2025	JPMF (f)	Receive	1.86%	6 Month GBP LIBOR	390,389
10,900,000	USD	12/17/2025	JPMF (f)	(Pay)	2.79%	3 Month USD LIBOR	(374,340)
241,018,000	MXN	1/5/2026	JPMF (f)	Receive	6.26%	TIIE	136,771
425,695,000	MXN	1/5/2026	JPMF (f)	Receive	6.24%	TIIE	213,118

See accompanying notes to the financial statements.	15

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
258,080,000	MXN	1/8/2026	JPMF (f)	Receive	6.29%	TIIE	$177,385
352,940,000	MXN	1/27/2026	JPMF (f)	Receive	6.05%	TIIE	(143,228)
53,377,000	AUD	6/17/2026	JPMF (f)	Receive	3.06%	6 Month AUD BBSW	1,714,364
52,835,000	AUD	6/17/2026	JPMF (f)	Receive	3.05%	6 Month AUD BBSW	1,662,835
33,227,000	GBP	6/17/2026	JPMF (f)	Receive	1.80%	6 Month GBP LIBOR	102,343
20,456,000	GBP	6/17/2026	JPMF (f)	Receive	1.95%	6 Month GBP LIBOR	265,523
20,201,000	GBP	6/17/2026	JPMF (f)	(Pay)	2.08%	6 Month GBP LIBOR	(439,689)
9,775,000	GBP	2/17/2027	JPMF (f)	(Pay)	1.39%	6 Month GBP LIBOR	71,560
14,960,000	EUR	8/21/2027	JPMF (f)	(Pay)	0.79%	6 Month EURIBOR	(80,467)
604,000,000	EUR	12/18/2030	JPMF (f)	Receive	2.18%	6 Month EURIBOR	20,523,420
45,000,000	GBP	12/18/2030	JPMF (f)	Receive	2.42%	6 Month GBP LIBOR	1,355,251
36,037,000	GBP	12/18/2030	JPMF (f)	Receive	2.61%	6 Month GBP LIBOR	1,508,012
22,300,000	USD	12/18/2030	JPMF (f)	Receive	3.01%	3 Month USD LIBOR	515,785
14,022,000	EUR	12/17/2031	JPMF (f)	(Pay)	0.94%	6 Month EURIBOR	(74,706)
10,900,000	GBP	12/17/2031	JPMF (f)	(Pay)	1.55%	6 Month GBP LIBOR	86,748
7,434,000	GBP	2/9/2032	JPMF (f)	(Pay)	1.61%	6 Month GBP LIBOR	(94,989)
16,570,000	GBP	3/17/2032	JPMF (f)	(Pay)	1.63%	6 Month GBP LIBOR	(238,222)
18,728,000	GBP	6/16/2032	JPMF (f)	(Pay)	1.67%	6 Month GBP LIBOR	(351,850)
18,917,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(1,400,193)
24,171,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(1,511,600)
19,024,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(1,445,111)
1,992,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(109,741)
11,929,000	CHF	9/15/2035	JPMF (f)	Receive	1.23%	6 Month CHF LIBOR	749,657
121,106,000	USD	11/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	(11,074,841)
43,429,000	USD	11/15/2041	JPMF (f)	(Pay)	2.44%	3 Month USD LIBOR	(3,330,479)
159,772,000	EUR	11/24/2045	JPMF (f)	(Pay)	1.28%	6 Month EURIBOR	(14,029,220)
37,626,000	EUR	12/20/2045	JPMF (f)	Receive	1.90%	6 Month EURIBOR	3,646,546
59,496,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.89%	6 Month EURIBOR	(5,686,968)
40,650,000	EUR	12/20/2045	JPMF (f)	Receive	1.59%	6 Month EURIBOR	2,264,059
75,600,000	EUR	12/20/2045	JPMF (f)	Receive	1.68%	6 Month EURIBOR	5,140,756
107,000,000	EUR	12/20/2045	JPMF (f)	Receive	1.78%	6 Month EURIBOR	8,647,819
40,648,000	EUR	12/20/2045	JPMF (f)	Receive	1.77%	6 Month EURIBOR	3,226,987
6,018,000	EUR	12/20/2045	JPMF (f)	Receive	1.19%	6 Month EURIBOR	2,906
26,918,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.87%	6 Month EURIBOR	(2,505,971)
72,166,000	EUR	12/20/2045	JPMF (f)	Receive	1.85%	6 Month EURIBOR	6,560,909
996,000,000	EUR	12/20/2045	JPMF (f)	Receive	1.83%	6 Month EURIBOR	88,240,994
29,372,000	EUR	12/20/2045	JPMF (f)	Receive	1.85%	6 Month EURIBOR	2,666,323
11,888,000	EUR	12/20/2045	JPMF (f)	Receive	1.80%	6 Month EURIBOR	998,091
2,480,000	EUR	12/20/2045	JPMF (f)	Receive	1.84%	6 Month EURIBOR	220,055
63,287,000	EUR	12/20/2045	JPMF (f)	(Pay)	1.49%	6 Month EURIBOR	(9,337,113)
293,000,000	GBP	12/20/2045	JPMF (f)	Receive	2.17%	6 Month GBP LIBOR	28,242,408
40,259,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(4,070,243)
53,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.12%	6 Month GBP LIBOR	4,715,826
11,359,000	GBP	12/20/2045	JPMF (f)	Receive	2.06%	6 Month GBP LIBOR	902,257

16	See accompanying notes to the financial statements.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
29,673,000	GBP	12/20/2045	JPMF (f)	Receive	2.03%	6 Month GBP LIBOR	$2,196,199
13,270,000	GBP	12/20/2045	JPMF (f)	Receive	2.23%	6 Month GBP LIBOR	1,404,131
67,500,000	GBP	12/20/2045	JPMF (f)	Receive	2.16%	6 Month GBP LIBOR	6,357,961
23,037,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.07%	6 Month GBP LIBOR	(1,849,748)
18,868,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.38%	6 Month GBP LIBOR	(2,440,901)
25,928,000	GBP	12/20/2045	JPMF (f)	Receive	1.75%	6 Month GBP LIBOR	804,438
40,541,000	GBP	12/20/2045	JPMF (f)	Receive	1.70%	6 Month GBP LIBOR	902,901
50,876,000	GBP	12/20/2045	JPMF (f)	Receive	1.61%	6 Month GBP LIBOR	446,006
25,860,000	GBP	12/20/2045	JPMF (f)	Receive	1.69%	6 Month GBP LIBOR	523,145
17,956,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.07%	6 Month GBP LIBOR	(1,434,722)
4,294,000	GBP	12/20/2045	JPMF (f)	Receive	1.74%	6 Month GBP LIBOR	122,268
16,440,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.00%	6 Month GBP LIBOR	(1,145,786)
8,341,000	GBP	12/20/2045	JPMF (f)	Receive	2.22%	6 Month GBP LIBOR	870,793
14,243,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.15%	6 Month GBP LIBOR	(1,328,157)
7,028,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.16%	6 Month GBP LIBOR	(665,844)
12,436,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(1,248,021)
8,588,000	GBP	12/20/2045	JPMF (f)	(Pay)	2.20%	6 Month GBP LIBOR	(864,888)
19,600,000	USD	12/20/2045	JPMF (f)	Receive	2.92%	3 Month USD LIBOR	938,300
30,974,000	USD	3/21/2046	JPMF (f)	Receive	2.53%	3 Month USD LIBOR	271,160
33,103,000	USD	3/21/2046	JPMF (f)	(Pay)	2.45%	3 Month USD LIBOR	(12,081)
33,908,000	USD	3/21/2046	JPMF (f)	Receive	2.50%	3 Month USD LIBOR	183,743
30,147,000	USD	3/21/2046	JPMF (f)	(Pay)	2.39%	3 Month USD LIBOR	171,830
60,944,000	USD	3/21/2046	JPMF (f)	(Pay)	2.32%	3 Month USD LIBOR	804,754
75,906,000	USD	3/21/2046	JPMF (f)	(Pay)	2.48%	3 Month USD LIBOR	(277,056)
16,446,000	USD	3/21/2046	JPMF (f)	(Pay)	2.43%	3 Month USD LIBOR	27,245
78,427,000	USD	3/21/2046	JPMF (f)	(Pay)	2.68%	3 Month USD LIBOR	(1,868,699)
32,574,000	USD	3/21/2046	JPMF (f)	Receive	2.54%	3 Month USD LIBOR	291,752
32,574,000	USD	3/21/2046	JPMF (f)	(Pay)	2.46%	3 Month USD LIBOR	(44,813)
95,124,000	EUR	12/19/2046	JPMF (f)	(Pay)	1.13%	6 Month EURIBOR	213,854
77,802,000	GBP	12/19/2046	JPMF (f)	(Pay)	1.54%	6 Month GBP LIBOR	180,909
42,745,000	GBP	2/9/2047	JPMF (f)	(Pay)	1.61%	6 Month GBP LIBOR	(651,516)
43,642,000	GBP	2/17/2047	JPMF (f)	(Pay)	1.63%	6 Month GBP LIBOR	290,157
103,103,000	GBP	3/20/2047	JPMF (f)	(Pay)	1.59%	6 Month GBP LIBOR	(1,293,999)
104,446,000	GBP	6/19/2047	JPMF (f)	(Pay)	1.63%	6 Month GBP LIBOR	(2,078,844)
78,540,000	EUR	8/23/2047	JPMF (f)	(Pay)	1.25%	6 Month EURIBOR	(265,317)

							$120,399,860

						Premiums to (Pay) Receive	$18,062,224

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	17

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(c)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(d)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(e)	The rate shown represents yield-to-maturity.

(f)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

18	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Core Plus Bond Fund returned -3.93% (net) for the fiscal year ended February 29, 2016, as compared with +1.50% for the Barclays U.S. Aggregate Index.

The Fund’s investment exposure was achieved directly through bonds, swaps, and futures and indirectly through investment in underlying GMO Trust mutual funds, including GMO Debt Opportunities Fund (DOF), GMO World Opportunity Overlay Fund (WOOF), GMO Emerging Country Debt Fund (ECDF), and GMO U.S. Treasury Fund (USTF).

The Fund underperformed its benchmark during the fiscal year by -5.43%. Developed markets interest-rate positioning (primarily through exchange-traded futures and interest-rate swaps) and exposure to emerging country debt via ECDF detracted during the fiscal year, while gains from developed markets currency selection (primarily through currency forwards and options) partly offset losses.

Developed markets interest-rate positioning detracted during the fiscal year. The Fund’s Eurozone interest-rate positions drove losses, followed by losses from active positions in the U.K., Brazil, Japan, and Switzerland. Swap spread strategies detracted, as long end swap spreads in the U.S. narrowed.

The currency strategy contributed positively during the fiscal year. The Fund’s active short positions in the euro and Swiss franc were successful during the year, while positions in Brazilian real, Japanese yen, and British sterling detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Core Plus Bond Fund Class III Shares and the Barclays U.S. Aggregate Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	49.7%
Debt Obligations	48.1
Options Purchased	0.5
Loan Participations	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0	^
Futures Contracts	0.0	^
Loan Assignments	0.0	^
Reverse Repurchase Agreements	0.0	^
Written/Credit Linked Options	(0.9)
Swap Contracts	(3.3)
Other	5.7

	100.0%

Country/Region Summary**	% of Investments
United States	105.2%
Other Emerging***	5.6
Mexico	5.1
Sweden	3.9
Denmark	3.7
Australia	2.9
Switzerland	(2.3)
Euro Region****	(8.1)
United Kingdom	(16.0)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 27.5%

		Albania — 4.1%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	10,853,733

		United States — 23.4%
		Asset-Backed Securities — 0.1%
USD	69,964	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.83%, due 01/25/36	60,507
USD	209,003	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.67%, due 11/15/33	201,334

		Total Asset-Backed Securities	261,841

		Corporate Debt — 1.1%
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	999,490
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	1,017,354
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	1,013,493

		Total Corporate Debt	3,030,337

		U.S. Government — 22.2%
USD	6,028,500	U.S. Treasury Bond, 2.75%, due 11/15/42	6,238,557
USD	23,671,100	U.S. Treasury Bond, 3.13%, due 11/15/41(b)	26,471,865
USD	4,804,000	U.S. Treasury Bond, 3.13%, due 02/15/42	5,369,407
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	11,116,410
USD	4,591,700	U.S. Treasury Bond, 3.63%, due 02/15/44	5,595,418
USD	6,586,800	U.S. Treasury Strip Principal, due 11/15/41	3,360,901
USD	862,800	U.S. Treasury Strip Principal, due 02/15/42	435,777
USD	81,500	U.S. Treasury Strip Principal, due 11/15/42	39,592
USD	1,518,300	U.S. Treasury Strip Principal, due 02/15/44	720,843

		Total U.S. Government	59,348,770

		Total United States	62,640,948

		TOTAL DEBT OBLIGATIONS (COST $69,039,223)	73,494,681

Shares / Principal Amount		Description	Value ($)

		MUTUAL FUNDS — 67.4%

		United States
		Affiliated Issuers
	1,099,869	GMO Debt Opportunities Fund, Class VI	27,023,784
	1,593,533	GMO Emerging Country Debt Fund, Class IV	13,799,995
	4,522,357	GMO U.S. Treasury Fund	113,058,921
	1,728,253	GMO World Opportunity Overlay Fund	26,355,861

		TOTAL MUTUAL FUNDS (COST $175,367,459)	180,238,561

		OPTIONS PURCHASED — 0.5%

		Currency Options — 0.2%
EUR	5,035,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	—
EUR	7,048,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	1,664
EUR	2,515,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	44,019
EUR	2,515,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	16,645
EUR	5,030,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	11
EUR	255,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	165,748
EUR	253,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	141,053
USD	2,228,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	—
USD	1,140,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	169
USD	1,140,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	71,633
USD	1,143,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	67,103
USD	1,143,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	263

		Total Currency Options	508,308

See accompanying notes to the financial statements.	23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.3%
USD	7,312,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	250,787
USD	7,312,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	2,947
EUR	2,008,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	10,881
EUR	6,127,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	47,650
GBP	4,239,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	15,175
EUR	3,270,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	50,922
EUR	3,737,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	49,089
GBP	15,911,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	51,090
EUR	3,270,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	67,339
GBP	3,601,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	14,209
EUR	3,270,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	82,493
EUR	3,270,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	97,092
EUR	9,580,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	203,513

					Total Options on Interest Rate Swaps			943,187

					TOTAL OPTIONS PURCHASED (COST $4,049,171)			1,451,495

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.0%

	Money Market Funds — 0.7%
1,888,680	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17% (c)	1,888,680

	U.S. Government — 2.3%
6,000,000	U.S. Treasury Bill, 0.30%, due 06/16/16 (d)	5,994,510

	TOTAL SHORT-TERM INVESTMENTS (COST $7,878,247)	7,883,190

	TOTAL INVESTMENTS — 98.4% (Cost $256,334,100)	263,067,927
	Other Assets and Liabilities (net) — 1.6%	4,179,915

	TOTAL NET ASSETS — 100.0%	$267,247,842

24	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	4,383,717	USD	1,285,321	$199,916
03/24/2016	JPM	USD	1,283,949	BRL	4,383,717	(198,543)
05/17/2016	BOA	CHF	3,656,162	USD	3,757,463	81,894
05/17/2016	GS	CHF	3,656,163	USD	3,761,148	85,578
03/03/2016	GS	CHF	1,031,800	USD	1,054,579	21,189
03/07/2016	BCLY	EUR	6,834,000	USD	7,534,861	99,564
03/07/2016	BCLY	USD	8,883,828	EUR	8,045,000	(130,979)
03/07/2016	BOA	EUR	11,993,249	USD	13,060,005	11,516
03/07/2016	BOA	USD	77,727	EUR	70,000	(1,568)
03/07/2016	DB	EUR	8,213,605	USD	9,012,441	76,152
03/27/2017	DB	EUR	101,000	USD	110,797	(788)
03/07/2016	DB	USD	6,427,343	EUR	5,780,000	(138,783)
03/07/2016	GS	EUR	3,097,319	USD	3,359,693	(10,147)
03/14/2016	GS	USD	2,851,423	EUR	2,673,000	57,356
11/07/2017	GS	USD	5,205,049	EUR	4,716,000	62,851
03/29/2016	GS	USD	88,766	EUR	81,000	(581)
11/07/2017	GS	EUR	4,716,000	USD	5,177,932	(89,968)
03/14/2016	GS	EUR	2,673,000	USD	2,854,898	(53,881)
03/07/2016	JPM	EUR	1,887,000	USD	2,073,018	19,988
03/14/2016	JPM	USD	2,447,127	EUR	2,306,000	62,280
03/16/2016	JPM	USD	2,428,480	EUR	2,264,000	35,374
03/16/2016	JPM	EUR	2,264,000	USD	2,422,471	(41,383)
03/14/2016	JPM	EUR	2,306,000	USD	2,502,863	(6,544)
03/24/2016	JPM	USD	139,446	EUR	127,000	(1,201)
03/29/2016	JPM	USD	85,928	EUR	77,900	(1,118)
03/07/2016	JPM	USD	1,570,637	EUR	1,433,000	(11,553)
03/07/2016	MSCI	EUR	3,144,250	USD	3,407,408	(13,492)
03/07/2016	BOA	USD	1,354,284	GBP	936,000	(51,506)
03/07/2016	DB	USD	1,682,658	GBP	1,163,135	(63,740)
04/18/2016	BOA	USD	865,718	JPY	96,718,500	(6,656)
04/18/2016	GS	USD	866,180	JPY	96,718,500	(7,117)

						$(15,890)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
3	U.S. Long Bond (CBT)	June 2016	$493,594	$2,609
9	U.S. Treasury Note 10 Yr. (CBT)	June 2016	1,174,641	432
16	U.S. Treasury Note 5 Yr. (CBT)	June 2016	1,935,750	977
2	U.S. Ultra Bond	June 2016	346,312	1,512

			$3,950,297	$5,530

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	255,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	$41,052	$(7,628)
Call	EUR	253,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	51,634	(26,835)

					$92,686	$(34,463)

See accompanying notes to the financial statements.	25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	4,984,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	$147,231	$(68,001)
EUR	5,007,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	133,614	(100,751)
GBP	15,911,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	843,946	(1,390,597)
EUR	1,635,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	56,842	(90,308)
EUR	3,270,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	128,219	(218,068)
EUR	9,580,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	319,105	(568,259)

								$1,628,957	$(2,435,984)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
3,697,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$30,507
1,837,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	12,832
1,840,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	11,142
1,745,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	9,119
4,129,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	24,742

						$88,342

					Premiums to (Pay) Receive	$—

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
181,029,000	JPY	1/19/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(4,468	) (e)
181,045,000	JPY	1/22/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,498	) (e)
181,045,000	JPY	1/25/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,542	) (e)
181,045,000	JPY	1/26/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,547	) (e)
181,045,000	JPY	1/28/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,673	) (e)
181,045,000	JPY	2/1/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,681	) (e)
181,045,000	JPY	2/2/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,584	) (e)
181,045,000	JPY	2/5/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,572	) (e)
181,045,000	JPY	2/8/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,592	) (e)
181,045,000	JPY	2/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(4,577	) (e)

						$(45,734)

					Premiums to (Pay) Receive	$(9,715)

26	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
1,522,231,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(48,148)
1,518,997,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(53,518)
636,922,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(23,070)
329,880,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,250)
329,880,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,261)
329,880,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,677)
329,880,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,927)
329,880,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,366)
199,979,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,816)
199,979,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,183)
199,979,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,844)
199,979,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,863)
199,979,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,873)
303,553,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,450)
303,553,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,304)
303,553,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,128)
303,553,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,285)
303,553,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,395)
252,899,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,454)
252,899,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,459)
252,899,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,465)
252,899,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,771)
252,899,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,647)
252,899,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,956)
252,899,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,969)
252,899,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,983)
252,899,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,302)
252,899,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,179)
303,478,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,463)
303,478,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,475)
303,478,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,494)
303,478,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,875)
303,478,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,730)
199,979,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,620)
199,979,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,633)
199,979,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,881)
199,979,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,779)
199,979,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(6,701)
199,311,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,512)
329,880,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,795)
329,880,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,416)
329,880,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,245)
329,880,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,880)

See accompanying notes to the financial statements.	27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
199,311,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(7,578)
329,880,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,897)
199,311,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,584)
199,311,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,837)
199,311,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,644)
124,343,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,676)
124,343,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,682)
124,343,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,834)
124,343,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,710)
124,343,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,713)
124,343,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,715)
124,343,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,868)
124,343,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,749)
124,343,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,752)
124,343,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,758)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,540)
94,497,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,540)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,542)
94,497,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,542)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,658)
94,497,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,658)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,569)
94,497,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,569)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,573)
94,497,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,573)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,694)
94,497,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,694)
742,505,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37,895)
737,358,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(37,289)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,570)
94,497,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,570)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,567)
94,497,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,567)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,565)
94,497,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,565)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,680)
94,497,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,680)
173,249,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,513)
173,249,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,392)
173,249,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,389)
173,249,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,385)
173,249,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,595)
173,249,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,368)

28	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
173,249,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(9,369)
173,249,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,370)
173,249,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,361)
173,249,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,363)
188,999,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,001)
188,999,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,011)
188,999,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,041)
188,999,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,051)
188,999,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(12,088)
237,749,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,455)
237,749,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,782)
237,749,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,503)
237,749,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,511)
237,749,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,518)
237,749,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,845)
239,289,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,217)
239,289,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,225)
239,289,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,232)
239,289,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,565)
239,289,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,310)
239,289,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(18,386)
188,999,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,265)
188,999,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,534)
188,999,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,325)
188,999,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,334)
188,999,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,351)
188,999,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,514)
32,995,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	166,996
188,999,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,405)
17,678,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	116,616
188,999,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,409)
188,999,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,660)
188,999,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,426)
11,408,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	63,622
217,205,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,818)
217,205,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,823)
217,205,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(17,107)
11,616,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	38,223
217,205,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,849)
217,205,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,879)
217,205,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,884)
217,205,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(17,181)
217,205,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(16,904)

See accompanying notes to the financial statements.	29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
217,205,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(15,455)
217,205,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,485)
217,205,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,493)
217,205,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,508)
217,205,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,522)
217,205,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,526)
217,205,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,818)
151,375,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,296)
151,375,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,306)
151,375,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,312)
151,375,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,522)
151,375,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,336)
151,375,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,339)
151,375,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,375)
151,375,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(9,390)
26,669,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	266,355
16,406,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	297,578
13,428,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	165,792
15,298,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	255,341
7,881,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	137,651
20,319,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	367,005
8,051,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	138,629
1,162,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	7,522

							$438,994

					Premiums to (Pay) Receive		$(447,780)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.59)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Interest Rate Swaps
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
24,118,000	DKK	2/25/2020	CSS (f)	Receive	0.39%	6 Month DKK CIBOR	$23,016
14,620,000	DKK	2/27/2020	CSS (f)	Receive	0.32%	6 Month DKK CIBOR	8,622
24,446,000	DKK	3/2/2020	CSS (f)	Receive	0.34%	6 Month DKK CIBOR	17,274
24,845,000	DKK	3/2/2020	CSS (f)	Receive	0.33%	6 Month DKK CIBOR	15,032
7,588,000	DKK	3/6/2020	CSS (f)	Receive	0.36%	6 Month DKK CIBOR	5,991
14,403,000	DKK	3/9/2020	CSS (f)	Receive	0.38%	6 Month DKK CIBOR	12,739
14,535,000	DKK	3/10/2020	CSS (f)	Receive	0.41%	6 Month DKK CIBOR	15,647
16,995,000	DKK	3/20/2020	CSS (f)	Receive	0.37%	6 Month DKK CIBOR	13,752

30	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
12,932,000	EUR	12/16/2020	CSS (f)	Receive	0.37%	6 Month EURIBOR	$282,679
2,832,000	USD	12/16/2020	CSS (f)	(Pay)	1.92%	3 Month USD LIBOR	(105,198)
13,667,000	AUD	6/16/2021	CSS (f)	Receive	2.53%	6 Month AUD BBSW	132,569
45,900,000	SEK	6/16/2021	CSS (f)	Receive	0.51%	3 Month SEK STIBOR	48,261
47,998,000	SEK	6/16/2021	CSS (f)	Receive	0.50%	3 Month SEK STIBOR	49,064
41,660,000	SEK	6/16/2021	CSS (f)	Receive	0.42%	3 Month SEK STIBOR	23,701
2,850,000	USD	1/29/2023	CSS (f)	(Pay)	2.30%	3 Month USD LIBOR	(182,258)
28,285,000	MXN	10/11/2024	BCI (f)	Receive	6.18%	TIIE	21,476
25,400,000	MXN	10/16/2024	BCI (f)	Receive	6.03%	TIIE	3,715
26,400,000	MXN	10/18/2024	BCI (f)	Receive	6.12%	TIIE	13,034
6,200,000	MXN	10/24/2024	BCI (f)	Receive	6.17%	TIIE	4,262
24,800,000	MXN	10/25/2024	BCI (f)	Receive	6.19%	TIIE	19,017
12,119,000	MXN	10/28/2024	BCI (f)	Receive	6.13%	TIIE	6,331
2,300,000	AUD	11/6/2024	BCI (f)	Receive	4.35%	6 Month AUD BBSW	119,478
6,300,000	AUD	11/7/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	320,096
148,000	AUD	11/11/2024	BCI (f)	Receive	4.33%	6 Month AUD BBSW	7,618
5,200,000	AUD	11/13/2024	BCI (f)	Receive	4.31%	6 Month AUD BBSW	263,143
3,341,000	AUD	5/7/2025	BCI (f)	Receive	3.76%	6 Month AUD BBSW	102,570
3,730,000	AUD	5/8/2025	BCI (f)	Receive	3.78%	6 Month AUD BBSW	117,109
1,879,000	AUD	5/8/2025	BCI (f)	Receive	3.80%	6 Month AUD BBSW	60,026
2,039,000	AUD	5/11/2025	BCI (f)	Receive	3.71%	6 Month AUD BBSW	59,419
1,271,000	AUD	6/10/2025	BCI (f)	(Pay)	3.99%	6 Month AUD BBSW	(47,766)
1,608,000	AUD	7/10/2025	CSS (f)	(Pay)	3.80%	6 Month AUD BBSW	(50,198)
4,879,000	AUD	8/13/2025	CSS (f)	(Pay)	3.69%	6 Month AUD BBSW	(133,392)
14,280,000	USD	8/15/2025	BCI (f)	(Pay)	0.00%	3 Month USD LIBOR	(1,556,159)
16,027,000	AUD	10/6/2025	CSS (f)	(Pay)	3.40%	6 Month AUD BBSW	(282,872)
2,038,000	EUR	11/24/2025	CSS (f)	Receive	0.81%	6 Month EURIBOR	74,341
1,899,375	EUR	12/16/2025	CSS (f)	Receive	0.69%	6 Month EURIBOR	43,464
8,500,000	EUR	12/17/2025	CSS (f)	(Pay)	1.87%	6 Month EURIBOR	(412,373)
5,430,000	EUR	12/17/2025	CSS (f)	Receive	1.85%	6 Month EURIBOR	256,343
2,234,000	GBP	12/17/2025	CSS (f)	(Pay)	2.32%	6 Month GBP LIBOR	(94,093)
4,538,000	USD	12/17/2025	CSS (f)	(Pay)	2.43%	3 Month USD LIBOR	(358,250)
34,838,000	MXN	1/5/2026	CSS (f)	Receive	6.24%	TIIE	17,441
36,105,000	MXN	1/8/2026	CSS (f)	Receive	6.29%	TIIE	24,816
1,474,000	GBP	6/17/2026	CSS (f)	(Pay)	2.15%	6 Month GBP LIBOR	(38,848)
596,000	GBP	2/17/2027	CSS (f)	(Pay)	1.39%	6 Month GBP LIBOR	4,363
262,000	EUR	8/21/2027	CSS (f)	(Pay)	0.79%	6 Month EURIBOR	(1,409)
8,180,000	EUR	12/18/2030	CSS (f)	Receive	2.34%	6 Month EURIBOR	345,914
1,959,000	GBP	12/18/2030	CSS (f)	Receive	2.47%	6 Month GBP LIBOR	64,967
423,000	EUR	12/17/2031	CSS (f)	(Pay)	0.94%	6 Month EURIBOR	(2,254)
383,000	GBP	6/16/2032	CSS (f)	(Pay)	1.67%	6 Month GBP LIBOR	(7,196)
769,000	CHF	1/13/2035	CSS (f)	(Pay)	1.22%	6 Month CHF LIBOR	(48,092)
383,000	CHF	1/13/2035	CSS (f)	(Pay)	1.33%	6 Month CHF LIBOR	(28,349)
389,000	CHF	1/15/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	(29,549)

See accompanying notes to the financial statements.	31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued
Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,570,000	CHF	1/16/2035	CSS (f)	(Pay)	1.35%	6 Month CHF LIBOR	$(119,251)
1,320,000	CHF	3/4/2035	CSS (f)	(Pay)	1.14%	6 Month CHF LIBOR	(72,720)
1,726,000	USD	12/19/2035	CSS (f)	(Pay)	2.72%	3 Month USD LIBOR	(216,048)
6,139,000	USD	11/15/2041	CSS (f)	(Pay)	2.51%	3 Month USD LIBOR	(561,396)
3,530,000	USD	11/15/2041	BCI (f)	(Pay)	2.38%	3 Month USD LIBOR	(222,830)
3,530,000	USD	11/15/2041	BCI (f)	(Pay)	2.32%	3 Month USD LIBOR	(178,868)
5,011,000	USD	11/15/2041	CSS (f)	(Pay)	2.44%	3 Month USD LIBOR	(384,283)
12,048,000	USD	11/15/2041	CSS (f)	(Pay)	2.33%	3 Month USD LIBOR	(656,550)
5,666,800	USD	2/15/2042	CSS (f)	(Pay)	2.56%	3 Month USD LIBOR	(584,492)
6,110,000	USD	11/15/2042	CSS (f)	(Pay)	2.61%	3 Month USD LIBOR	(701,190)
10,200,000	USD	2/15/2043	CSS (f)	(Pay)	3.04%	3 Month USD LIBOR	(2,130,709)
6,110,000	USD	2/15/2044	CSS (f)	(Pay)	2.62%	3 Month USD LIBOR	(717,670)
2,038,000	EUR	11/24/2045	CSS (f)	(Pay)	1.28%	6 Month EURIBOR	(178,952)
3,487,000	GBP	12/20/2045	CSS (f)	(Pay)	2.07%	6 Month GBP LIBOR	(279,988)
1,791,000	GBP	12/20/2045	CSS (f)	(Pay)	2.25%	6 Month GBP LIBOR	(193,729)
3,016,000	GBP	12/20/2045	CSS (f)	Receive	2.20%	6 Month GBP LIBOR	304,922
2,464,000	USD	12/20/2045	CSS (f)	Receive	2.92%	3 Month USD LIBOR	117,958
2,380,000	EUR	12/20/2045	CSS (f)	(Pay)	1.80%	6 Month EURIBOR	(200,631)
2,250,000	GBP	12/20/2045	CSS (f)	(Pay)	2.30%	6 Month GBP LIBOR	(262,634)
1,688,000	GBP	12/20/2045	CSS (f)	Receive	2.03%	6 Month GBP LIBOR	124,935
2,285,000	EUR	12/20/2045	CSS (f)	(Pay)	1.87%	6 Month EURIBOR	(212,725)
2,586,000	GBP	12/20/2045	CSS (f)	Receive	1.70%	6 Month GBP LIBOR	57,594
2,250,000	GBP	12/20/2045	CSS (f)	Receive	1.74%	6 Month GBP LIBOR	64,067
2,390,000	EUR	12/20/2045	CSS (f)	Receive	1.84%	6 Month EURIBOR	212,069
11,080,000	EUR	12/20/2045	CSS (f)	Receive	1.92%	6 Month EURIBOR	1,117,652
2,818,000	EUR	12/20/2045	CSS (f)	Receive	1.19%	6 Month EURIBOR	1,361
2,223,000	GBP	12/20/2045	CSS (f)	(Pay)	2.07%	6 Month GBP LIBOR	(177,622)
1,682,000	GBP	12/20/2045	CSS (f)	Receive	1.61%	6 Month GBP LIBOR	14,745
700,000	GBP	12/20/2045	CSS (f)	Receive	2.23%	6 Month GBP LIBOR	74,069
1,183,000	GBP	12/20/2045	CSS (f)	(Pay)	2.16%	6 Month GBP LIBOR	(112,079)
2,727,000	USD	3/21/2046	CSS (f)	(Pay)	2.48%	3 Month USD LIBOR	(9,954)
4,381,000	USD	3/21/2046	CSS (f)	(Pay)	2.68%	3 Month USD LIBOR	(104,387)
2,069,000	USD	3/21/2046	CSS (f)	(Pay)	2.39%	3 Month USD LIBOR	11,793
2,480,000	USD	3/21/2046	CSS (f)	(Pay)	2.32%	3 Month USD LIBOR	32,748
2,057,000	USD	3/21/2046	CSS (f)	Receive	2.53%	3 Month USD LIBOR	18,008
2,872,000	EUR	12/19/2046	CSS (f)	(Pay)	1.13%	6 Month EURIBOR	6,457
2,661,000	GBP	2/17/2047	CSS (f)	(Pay)	1.63%	6 Month GBP LIBOR	17,692
2,135,000	GBP	6/19/2047	CSS (f)	(Pay)	1.63%	6 Month GBP LIBOR	(42,494)
1,376,000	EUR	8/23/2047	CSS (f)	(Pay)	1.25%	6 Month EURIBOR	(4,648)

							$(6,930,746)

						Premiums to (Pay) Receive	$247,920

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

32	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
30,419,827	USD	4/29/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	$(1,857)
38,815,502	USD	5/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(2,370)
38,815,502	USD	6/30/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(2,370)
64,676,777	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(3,948)
35,310,588	USD	7/31/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(2,156)
24,835,159	USD	8/31/2016	DB	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(1,516)
38,815,502	USD	9/30/2016	BCLY	1 Month USD LIBOR BBA	Barclays U.S. Aggregate Total Return Index	(2,370)

						$(16,587)

					Premiums to (Pay) Receive	$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	Security is backed by U.S. Treasury Bonds.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(d)	The rate shown represents yield-to-maturity.

(e)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(f)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

See accompanying notes to the financial statements.	33

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Currency Hedged International Bond Fund returned -1.17% (net) for the fiscal year ended February 29, 2016, as compared with +2.63% for the J.P. Morgan GBI Global ex-Japan ex-U.S. (Hedged).

The Fund’s investment exposure was achieved directly through bonds, swaps, and futures and indirectly through investment in underlying GMO Trust mutual funds, including GMO Debt Opportunities Fund (DOF), GMO World Opportunity Overlay Fund (WOOF), GMO Emerging Country Debt Fund (ECDF), and GMO U.S. Treasury Fund (USTF).

The Fund underperformed its benchmark during the fiscal year by -3.79%. Developed markets interest-rate positioning (primarily through exchange-traded futures and interest-rate swaps) and exposure to emerging country debt via ECDF detracted during the fiscal year, while gains from developed markets currency selection (primarily through currency forwards and options) partly offset losses.

Developed markets interest-rate positioning detracted during the fiscal year. The Fund’s Eurozone interest-rate position drove losses, followed by losses from active positions in the U.K., Brazil, Japan, and Switzerland.

The currency strategy contributed positively during the fiscal year. The Fund’s active short positions in the euro and Swiss franc were successful during the year, while positions in the Brazilian real and Japanese yen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

34

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Currency Hedged International Bond Fund Class III Shares and the

J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

For J.P. Morgan disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

35

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	70.8%
Short-Term Investments	28.8
Options Purchased	0.7
Futures Contracts	0.7
Swap Contracts	0.2
Loan Participations	0.1
Rights/Warrants	0.1
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	0.0 ^
Forward Currency Contracts	(0.1)
Written/Credit Linked Options	(1.2)
Other	(0.1)

100.0%

Country/Region Summary**	% of Investments
France	19.6%
Italy	17.9
Germany	15.3
Spain	9.6
United Kingdom	7.6
Australia	6.5
Belgium	5.4
Mexico	5.4
Sweden	5.2
Other Emerging***	5.2
Denmark	4.5
Netherlands	4.2
Canada	3.3
Other Developed****	(0.1)
Euro Region*****	(4.1)
Switzerland	(5.5)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

***	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.
****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Investments.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

36

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 54.8%

		Belgium — 4.2%
		Foreign Government Obligations
EUR	1,130,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	1,537,326
EUR	590,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	1,062,522

		Total Belgium	2,599,848

		France — 3.6%
		Foreign Government Obligations
EUR	1,230,000	Government of France, Reg S, 4.50%, due 04/25/41	2,234,901

		Germany — 4.6%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, Reg S, 4.75%, due 07/04/34	2,815,355

		Italy — 15.9%
		Foreign Government Obligations
EUR	5,610,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	7,109,132
EUR	1,920,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	2,685,323

		Total Italy	9,794,455

		Netherlands — 3.1%
		Foreign Government Obligations
EUR	70,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	87,643
EUR	1,050,000	Netherlands Government Bond, 5.50%, due 01/15/28	1,810,072

		Total Netherlands	1,897,715

		Spain — 9.7%
		Foreign Government Obligations
EUR	380,000	Government of Spain, 2.10%, due 04/30/17	423,635
EUR	1,010,000	Government of Spain, Reg S, 4.20%, due 01/31/37	1,414,150
EUR	3,040,000	Government of Spain, Reg S, 5.50%, due 04/30/21	4,122,340

		Total Spain	5,960,125

		United Kingdom — 13.7%
		Foreign Government Obligations
GBP	510,000	United Kingdom Gilt, Reg S, 1.25%, due 07/22/18	724,515
GBP	2,160,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	3,130,360

Par Value / Shares / Principal Amount		Description	Value ($)
		United Kingdom — continued
		Foreign Government Obligations — continued
GBP	2,630,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	4,582,663

		Total United Kingdom	8,437,538

		TOTAL DEBT OBLIGATIONS (COST $34,953,731)	33,739,937

		MUTUAL FUNDS — 39.4%

		United States
		Affiliated Issuers
	111,902	GMO Debt Opportunities Fund, Class VI	2,749,434
	381,095	GMO Emerging Country Debt Fund, Class IV	3,300,280
	474,079	GMO U.S. Treasury Fund	11,851,979
	413,959	GMO World Opportunity Overlay Fund	6,312,879

		TOTAL MUTUAL FUNDS (COST $22,155,933)	24,214,572

		OPTIONS PURCHASED — 0.7%

		Currency Options — 0.2%
USD	664,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	—
EUR	1,510,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	—
EUR	2,114,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	499
EUR	757,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	13,250
EUR	757,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	5,010
EUR	1,514,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	3
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	20,078
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	79
USD	342,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	51
USD	342,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	21,490
EUR	76,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	49,399
EUR	75,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	41,814

		Total Currency Options	151,673

See accompanying notes to the financial statements.	37

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

	Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.5%
USD	2,193,000	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	75,215
USD	2,193,000	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	884
EUR	604,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	3,273
EUR	1,845,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	14,349
GBP	1,259,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	4,507
EUR	954,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	14,856
EUR	1,126,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	14,791
GBP	4,721,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	15,159
EUR	954,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	19,646
GBP	1,065,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	4,202
EUR	954,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	24,067
EUR	954,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	28,326
EUR	2,844,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	60,416

					Total Options on Interest Rate Swaps			279,691

					TOTAL OPTIONS PURCHASED (COST $1,204,867)			431,364

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.7%

	Money Market Funds — 0.8%
482,177	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17% (a)	482,177

	U.S. Government — 4.9%
2,000,000	U.S. Treasury Bill, 0.24%, due 04/07/16 (b) (c)	1,999,494
1,000,000	U.S. Treasury Bill, 0.44%, due 08/04/16 (b)	998,103

	Total U.S. Government	2,997,597

	TOTAL SHORT-TERM INVESTMENTS (COST $3,480,362)	3,479,774

	TOTAL INVESTMENTS — 100.6% (Cost $61,794,893)	61,865,647
	Other Assets and Liabilities (net) — (0.6%)	(346,898)

	TOTAL NET ASSETS — 100.0%	$61,518,749

38	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	1,321,662	USD	387,516	$60,273
03/03/2016	GS	CHF	307,500	USD	314,289	6,315
05/17/2016	BOA	CHF	780,400	USD	802,023	17,480
05/17/2016	GS	CHF	780,400	USD	802,809	18,266
03/07/2016	BCLY	EUR	2,037,000	USD	2,245,905	29,677
03/07/2016	BOA	EUR	9,521,391	USD	10,047,428	(18,137)
03/07/2016	DB	EUR	8,655,276	USD	9,431,554	14,734
03/07/2016	GS	EUR	6,468,165	USD	7,016,083	(21,191)
03/07/2016	JPM	EUR	556,000	USD	610,785	5,865
03/07/2016	MSCI	EUR	6,566,168	USD	7,115,723	(28,176)
03/14/2016	GS	EUR	1,404,000	USD	1,500,876	(26,968)
03/14/2016	JPM	EUR	692,000	USD	751,076	(1,964)
03/16/2016	JPM	EUR	681,000	USD	728,670	(12,446)
03/27/2017	DB	EUR	30,000	USD	32,910	(234)
11/07/2017	GS	EUR	1,404,000	USD	1,541,522	(26,784)
03/07/2016	DB	GBP	8,255,000	USD	11,711,492	221,708
03/07/2016	BCLY	USD	2,198,591	EUR	1,991,000	(32,411)
03/07/2016	BOA	USD	2,703,421	EUR	2,406,000	(85,727)
03/07/2016	BOA	USD	232,948	GBP	161,000	(8,859)
03/07/2016	DB	USD	1,643,413	EUR	1,480,000	(33,194)
03/07/2016	DB	USD	216,716	GBP	152,000	(5,154)
03/07/2016	JPM	USD	472,366	EUR	431,000	(3,443)
03/07/2016	MSCI	USD	3,379,491	GBP	2,329,000	(137,855)
03/14/2016	GS	USD	855,534	EUR	802,000	17,209
03/14/2016	JPM	USD	734,350	EUR	692,000	18,689
03/16/2016	JPM	USD	730,475	EUR	681,000	10,640
03/24/2016	JPM	USD	387,103	BRL	1,321,662	(59,860)
03/24/2016	JPM	USD	42,163	EUR	38,400	(363)
03/29/2016	GS	USD	26,302	EUR	24,000	(172)
03/29/2016	JPM	USD	25,812	EUR	23,400	(336)
04/18/2016	GS	USD	517,468	JPY	57,781,000	(4,252)
11/07/2017	GS	USD	1,549,595	EUR	1,404,000	18,712

						$(67,958)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 10 Yr.	March 2016	$1,129,185	$47,015
15	Australian Government Bond 3 Yr.	March 2016	1,203,714	13,603
18	Canadian Government Bond 10 Yr.	June 2016	1,883,415	(4,289)
10	Euro Bund	March 2016	1,812,141	83,364
3	Euro BUXL Bond 30 Yr.	March 2016	554,151	3,718
31	Euro OATs	March 2016	5,290,521	243,454
4	Short-term Euro-BTP	March 2016	493,623	2,215
20	UK Gilt Long Bond	June 2016	3,393,610	26,703

			$15,760,360	$415,783

Sales
1	Euro BOBL	March 2016	$145,043	$(675)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	76,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	$12,235	$(2,274)
Call	EUR	75,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	15,307	(7,955)

					$27,542	$(10,229)

See accompanying notes to the financial statements.	39

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Written Options on Interest Rate Swaps

	Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	1,500,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	$44,311	$(20,466)
EUR	1,511,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	40,322	(30,404)
GBP	4,721,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 Month GBP LIBOR	Receive	1.89%	GS	250,410	(412,608)
EUR	477,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	15,450	(26,347)
EUR	954,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	37,407	(63,620)
EUR	2,844,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	94,731	(168,698)

								$482,631	$(722,143)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,093,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$9,019
543,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	3,793
557,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	3,373
528,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,759
1,251,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	7,496

						$26,440

				Premiums to (Pay) Receive		$—

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
53,926,000	JPY	1/19/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(1,331	) (d)
54,302,000	JPY	1/22/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,349	) (d)
54,302,000	JPY	1/25/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,362	) (d)
54,302,000	JPY	1/26/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,364	) (d)
54,302,000	JPY	1/28/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,401	) (d)
54,302,000	JPY	2/1/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,404	) (d)
54,302,000	JPY	2/2/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,375	) (d)
54,302,000	JPY	2/5/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,371	) (d)
54,302,000	JPY	2/8/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,377	) (d)
54,302,000	JPY	2/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(1,373	) (d)

						$(13,707)

					Premiums to (Pay) Receive	$(2,911)

40	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
448,526,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(14,187)
450,933,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(15,887)
243,412,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(8,817)
97,954,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,044)
97,954,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,047)
97,954,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,170)
97,954,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,948)
97,954,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,078)
59,358,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,726)
59,358,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,835)
59,358,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,735)
59,358,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,740)
59,358,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,743)
90,136,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,103)
90,136,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,060)
90,136,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,007)
90,136,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,054)
90,136,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,087)
75,203,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,216)
75,203,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,218)
75,203,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,220)
75,203,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,311)
75,203,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,274)
75,203,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,366)
75,203,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,370)
75,203,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,374)
75,203,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,469)
75,203,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,432)
90,243,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,111)
90,243,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,115)
90,243,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,121)
90,243,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,234)
90,243,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,191)
59,358,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,965)
59,358,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,969)
59,358,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,042)
59,358,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,012)
59,358,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,989)
59,159,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,230)
97,954,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,502)
97,954,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,687)
97,954,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,636)
97,954,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,528)
59,159,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,249)

See accompanying notes to the financial statements.	41

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
97,954,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(3,533)
59,159,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,251)
59,159,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,326)
59,159,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,269)
36,825,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,681)
36,825,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,683)
36,825,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,728)
36,825,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,691)
36,825,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,692)
36,825,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,692)
36,825,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,738)
36,825,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,703)
36,825,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,703)
36,825,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,705)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,362)
28,343,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,362)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,362)
28,343,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,362)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,397)
28,343,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,397)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,370)
28,343,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,370)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,372)
28,343,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,372)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,408)
28,343,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,408)
221,270,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(11,293)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,371)
28,343,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,371)
207,120,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,474)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,370)
28,343,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,370)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,369)
28,343,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,369)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,404)
28,343,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,404)
51,308,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,817)
51,308,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,781)
51,308,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,781)
51,308,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,779)
51,308,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,842)
51,308,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,774)
51,308,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,775)
51,308,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,775)

42	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
51,308,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(2,772)
51,308,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,773)
56,687,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,599)
56,687,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,603)
56,687,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,611)
56,687,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,614)
56,687,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,625)
70,822,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,902)
70,822,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,999)
70,822,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,916)
70,822,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,918)
70,822,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,920)
70,822,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,018)
71,281,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,427)
71,281,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,429)
71,281,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,431)
71,281,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,530)
71,281,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,454)
71,281,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,477)
56,687,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,578)
56,687,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,659)
56,687,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,596)
56,687,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,599)
56,687,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,604)
56,687,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,653)
9,775,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	49,474
56,687,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,620)
56,687,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,622)
5,260,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	34,698
56,687,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,697)
56,687,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,627)
3,374,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	18,817
64,702,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,010)
64,702,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,011)
64,702,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,096)
3,571,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	11,751
64,702,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,019)
64,702,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,028)
64,702,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,029)
64,702,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,118)
64,702,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(5,035)
64,702,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,604)
64,702,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,613)
64,702,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,615)

See accompanying notes to the financial statements.	43

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
64,702,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(4,620)
64,702,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,624)
64,702,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,625)
64,702,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,712)
44,830,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,753)
44,830,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,756)
44,830,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,758)
44,830,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,820)
44,830,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,765)
44,830,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,766)
44,830,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,776)
44,830,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,781)
7,902,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	78,921
4,861,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	88,171
3,979,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	49,128
4,533,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	75,661
2,335,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	40,784
6,020,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	108,734
2,385,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	41,067
552,000	EUR	3/13/2020	3/13/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	3,573

							$128,417

					Premiums to (Pay) Receive		$(147,313)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.59)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,890,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	3 Month EURIBOR	$12,183
10,113,000	EUR	3/21/2018	CSS (e)	Receive	(0.22)%	3 Month EURIBOR	26,647
7,152,000	DKK	2/25/2020	CSS (e)	Receive	0.39%	6 Month DKK CIBOR	6,825
4,066,000	DKK	2/27/2020	CSS(e)	Receive	0.32%	6 Month DKK CIBOR	2,398
7,242,000	DKK	3/2/2020	CSS (e)	Receive	0.34%	6 Month DKK CIBOR	5,117
7,414,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	4,486
2,323,000	DKK	3/6/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	1,834
4,179,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	3,696
4,417,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	4,755
5,693,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	4,607
462,000	DKK	6/12/2020	CSS (e)	(Pay)	0.87%	6 Month DKK CIBOR	(1,782)
3,127,000	EUR	12/16/2020	CSS (e)	Receive	0.37%	6 Month EURIBOR	68,353
665,000	USD	12/16/2020	CSS (e)	(Pay)	1.92%	3 Month USD LIBOR	(24,702)

44	See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
11,040,000	SEK	6/16/2021	CSS (e)	Receive	0.51%	3 Month SEK STIBOR	$11,608
11,635,000	SEK	6/16/2021	CSS (e)	Receive	0.50%	3 Month SEK STIBOR	11,893
9,814,000	SEK	6/16/2021	CSS (e)	Receive	0.42%	3 Month SEK STIBOR	5,583
3,231,000	AUD	6/16/2021	CSS (e)	Receive	2.53%	6 Month AUD BBSW	31,340
7,537,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	5,723
8,000,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	1,170
5,700,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	2,814
2,000,000	MXN	10/24/2024	BCI (e)	Receive	6.17%	TIIE	1,375
8,000,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	6,134
3,602,000	MXN	10/28/2024	BCI (e)	Receive	6.13%	TIIE	1,882
222,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	11,532
1,900,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	96,537
2,100,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	106,269
859,000	AUD	5/7/2025	BCI (e)	Receive	3.76%	6 Month AUD BBSW	26,372
1,083,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	34,002
551,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	17,602
628,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	18,301
657,000	AUD	6/10/2025	BCI (e)	(Pay)	3.99%	6 Month AUD BBSW	(24,691)
108,000	AUD	7/9/2025	CSS (e)	(Pay)	3.87%	6 Month AUD BBSW	(3,601)
665,000	AUD	7/10/2025	CSS (e)	(Pay)	3.80%	6 Month AUD BBSW	(20,760)
2,853,000	AUD	8/13/2025	CSS (e)	(Pay)	3.69%	6 Month AUD BBSW	(78,001)
2,810,000	AUD	10/6/2025	CSS (e)	(Pay)	3.40%	6 Month AUD BBSW	(49,596)
604,000	EUR	11/24/2025	CSS (e)	Receive	0.81%	6 Month EURIBOR	22,032
571,875	EUR	12/16/2025	CSS (e)	Receive	0.69%	6 Month EURIBOR	13,086
675,000	GBP	12/17/2025	CSS (e)	(Pay)	2.32%	6 Month GBP LIBOR	(28,430)
1,066,000	USD	12/17/2025	CSS (e)	(Pay)	2.43%	3 Month USD LIBOR	(84,155)
2,500,000	EUR	12/17/2025	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(121,286)
1,630,000	EUR	12/17/2025	CSS (e)	Receive	1.85%	6 Month EURIBOR	76,950
18,923,000	MXN	1/27/2026	CSS (e)	Receive	6.05%	TIIE	(7,679)
580,000	GBP	6/17/2026	CSS (e)	(Pay)	2.15%	6 Month GBP LIBOR	(15,286)
177,000	GBP	2/17/2027	CSS (e)	(Pay)	1.39%	6 Month GBP LIBOR	1,296
76,000	EUR	8/21/2027	CSS (e)	(Pay)	0.79%	6 Month EURIBOR	(409)
489,000	GBP	12/18/2030	CSS (e)	Receive	2.47%	6 Month GBP LIBOR	16,217
2,420,000	EUR	12/18/2030	CSS (e)	Receive	2.34%	6 Month EURIBOR	102,336
101,000	EUR	12/17/2031	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	(538)
113,000	GBP	6/16/2032	CSS (e)	(Pay)	1.67%	6 Month GBP LIBOR	(2,123)
231,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(14,446)
115,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	(8,512)
117,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(8,888)
472,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(35,851)
381,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(20,989)
405,000	USD	12/19/2035	CSS (e)	(Pay)	2.72%	3 Month USD LIBOR	(50,695)
604,000	EUR	11/24/2045	CSS (e)	(Pay)	1.28%	6 Month EURIBOR	(53,036)
470,000	GBP	12/20/2045	CSS (e)	Receive	2.22%	6 Month GBP LIBOR	49,068

See accompanying notes to the financial statements.	45

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,028,000	GBP	12/20/2045	CSS (e)	Receive	2.20%	6 Month GBP LIBOR	$103,932
631,000	GBP	12/20/2045	CSS (e)	(Pay)	2.30%	6 Month GBP LIBOR	(73,654)
695,000	EUR	12/20/2045	CSS (e)	(Pay)	1.80%	6 Month EURIBOR	(58,588)
704,000	EUR	12/20/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(65,540)
533,000	GBP	12/20/2045	CSS (e)	(Pay)	2.25%	6 Month GBP LIBOR	(57,653)
766,000	USD	12/20/2045	CSS (e)	Receive	2.92%	3 Month USD LIBOR	36,670
3,540,000	EUR	12/20/2045	CSS (e)	Receive	1.92%	6 Month EURIBOR	357,084
717,000	EUR	12/20/2045	CSS (e)	Receive	1.85%	6 Month EURIBOR	65,185
789,000	EUR	12/20/2045	CSS (e)	Receive	1.84%	6 Month EURIBOR	70,009
767,000	GBP	12/20/2045	CSS (e)	(Pay)	2.07%	6 Month GBP LIBOR	(61,285)
637,000	GBP	12/20/2045	CSS (e)	Receive	1.70%	6 Month GBP LIBOR	14,187
470,000	GBP	12/20/2045	CSS (e)	Receive	1.61%	6 Month GBP LIBOR	4,120
638,000	GBP	12/20/2045	CSS (e)	Receive	1.74%	6 Month GBP LIBOR	18,166
624,000	USD	3/21/2046	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	3,557
755,000	USD	3/21/2046	CSS (e)	(Pay)	2.32%	3 Month USD LIBOR	9,970
631,000	USD	3/21/2046	CSS (e)	Receive	2.53%	3 Month USD LIBOR	5,524
797,000	USD	3/21/2046	CSS (e)	(Pay)	2.48%	3 Month USD LIBOR	(2,909)
1,350,000	USD	3/21/2046	CSS (e)	(Pay)	2.68%	3 Month USD LIBOR	(32,167)
688,000	EUR	12/19/2046	CSS (e)	(Pay)	1.13%	6 Month EURIBOR	1,547
790,000	GBP	2/17/2047	CSS (e)	(Pay)	1.63%	6 Month GBP LIBOR	5,252
631,000	GBP	6/19/2047	CSS (e)	(Pay)	1.63%	6 Month GBP LIBOR	(12,559)
401,000	EUR	8/23/2047	CSS (e)	(Pay)	1.25%	6 Month EURIBOR	(1,355)

							$486,060

						Premiums to (Pay) Receive	$(7,391)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

46	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO Debt Opportunities Fund returned +0.77% (net) for the fiscal year ended February 29, 2016, as compared with +0.50% for the J.P. Morgan U.S. 3 Month Cash Index. The Fund outperformed its benchmark during the fiscal year by 0.27%, with allocation to short duration asset-backed securities (ABS) products contributing to outperformance.

Outperformance was driven by sector allocation to short duration products such as auto ABS, esoteric timeshares ABS, and student loan ABS deals. Longer duration assets such as residential and commercial mortgage-backed securities (RMBS & CMBS) slightly outperformed the market, as solid underlying fundamentals remained in place throughout the year. Securitizations related to corporate debt markets such as collateralized loan obligations (CLO) underperformed. At fiscal year-end, approximately 30% of the portfolio was rated AAA (including cash and cash equivalents), 40% of the portfolio was rated single-A or better, and 50% of the portfolio was rated below BBB.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

48

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in GMO Debt Opportunities Fund^ Class VI Shares and the J.P. Morgan U.S. 3 Month Cash Index As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .40% on the purchase and .40% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

^	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning that the combined entity adopted the historical financial reporting and performance history of the Acquired Fund. The information shown prior to February 12, 2014 is that of the Acquired Fund and reflects the Acquired Fund’s performance.

*	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

For J.P. Morgan disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

49

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	90.8%
Short-Term Investments	5.0
Mutual Funds	4.7
Written Options	0.0	^
Options Purchased	0.0	^
Swap Contracts	0.0	^
Forward Currency Contracts	0.0	^
Other	(0.5)

	100.0%

Industry Sector Summary	% of Debt Obligations
Commercial Mortgage-Backed Securities	22.0%
Collateralized Loan Obligations	18.5
Student Loans	17.5
Auto Retail Subprime	10.2
Residential Mortgage-Backed Securities –Subprime	9.0
Residential Mortgage-Backed Securities – Other	6.4
Residential Mortgage-Backed Securities – Prime	4.8
Residential Mortgage-Backed Securities – Alt-A	4.3
Time Share	2.7
U.S. Government Agency	1.5
Auto Retail Prime	1.2
Business Equipment Loans	1.0
Insured Residential Mortgage-Backed Securities	0.4
Consumer Loans	0.3
Other	0.1
Residential Mortgage-Backed Securities – Non-Performing Loans	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

50

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 90.8%

	Asset-Backed Securities — 89.4%
	Auto Retail Prime — 1.1%
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,537,108
13,120,000	California Republic Auto Receivables Trust, Series 13-1, Class C, 144A, 3.25%, due 03/16/20	13,272,962

	Total Auto Retail Prime	17,810,070

	Auto Retail Subprime — 9.3%
11,430,000	AmeriCredit Automobile Receivables Trust, Series 12-2, Class E, 144A, 4.85%, due 08/08/19	11,554,924
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,512,765
9,000,000	AmeriCredit Automobile Receivables Trust, Series 13-3, Class E, 144A, 3.74%, due 12/08/20	9,133,177
13,720,000	AmeriCredit Automobile Receivables Trust, Series 14-2, Class E, 3.37%, due 11/08/21	13,690,352
2,804,000	CarFinance Capital Auto Trust, Series 13-1A, Class D, 144A, 4.68%, due 11/15/19	2,828,094
2,320,000	CarFinance Capital Auto Trust, Series 14-1A, Class C, 144A, 3.45%, due 04/15/20	2,318,782
1,330,000	CarFinance Capital Auto Trust, Series 14-1A, Class D, 144A, 4.90%, due 04/15/20	1,322,744
4,130,000	CFC LLC, Series 14-2A, Class E, 144A, 5.36%, due 11/15/21	3,969,797
4,000,000	CPS Auto Receivables Trust, Series 14-A, Class C, 144A, 3.29%, due 02/18/20	3,967,754
1,500,000	CPS Auto Receivables Trust, Series 14-A, Class D, 144A, 5.11%, due 02/18/20	1,463,328
139,615	CPS Auto Trust, Series 11-C, Class D, 144A, 10.00%, due 03/15/19	140,338
54,964	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	55,122
673,231	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	673,777
968,310	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	962,665
156,434	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	156,462
4,550,116	CPS Auto Trust, Series 13-B, Class D, 144A, 4.66%, due 09/15/20	4,539,920
677,193	CPS Auto Trust, Series 13-B, Class E, 144A, 6.41%, due 09/15/20	677,549
16,658,352	DT Auto Owner Trust, Series 13-1A, Class D, 144A, 3.74%, due 05/15/20	16,757,114
8,000,000	DT Auto Owner Trust, Series 13-2A, Class D, 144A, 4.18%, due 06/15/20	8,120,641

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Auto Retail Subprime — continued
5,115,000	DT Auto Owner Trust, Series 14-2A, Class D, 144A, 3.68%, due 04/15/21	5,125,445
20,000,000	Exeter Automobile Receivables Trust, Series 13-2A, Class D, 144A, 6.81%, due 08/17/20	20,299,284
6,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class C, 144A, 3.57%, due 07/15/19	5,998,842
12,000,000	Exeter Automobile Receivables Trust, Series 14-1A, Class D, 144A, 5.53%, due 02/16/21	11,965,058
5,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class C, 144A, 3.26%, due 12/16/19	4,929,288
6,000,000	Exeter Automobile Receivables Trust, Series 14-2A, Class D, 144A, 4.93%, due 12/15/20	5,824,230
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,007,023
2,546,068	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	2,566,097
1,938,500	Flagship Credit Auto Trust, Series 13-1, Class D, 144A, 5.38%, due 07/15/20	1,910,243
3,000,000	Flagship Credit Auto Trust, Series 14-1, Class C, 144A, 3.34%, due 04/15/20	2,855,967
1,500,000	Flagship Credit Auto Trust, Series 14-1, Class D, 144A, 4.83%, due 06/15/20	1,404,596
1,400,000	Flagship Credit Auto Trust, Series 14-1, Class E, 144A, 5.71%, due 08/16/21	1,336,743

	Total Auto Retail Subprime	153,068,121

	Business Equipment Loans — 0.9%
1,000,000	Ascentium Equipment Receivables, Series 14-1A, Class C, 144A, 2.46%, due 11/13/18	1,003,860
2,580,000	Ascentium Equipment Receivables, Series 14-1A, Class D, 144A, 3.10%, due 06/10/21	2,578,391
352,500	LEAF Receivables Funding 9 LLC, Series 13-1, Class B, 144A, 2.80%, due 09/15/21	351,995
2,841,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class D, 144A, 5.11%, due 09/15/21	2,856,437
5,700,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E1, 144A, 6.00%, due 09/15/21	5,803,672
2,282,000	LEAF Receivables Funding 9 LLC, Series 13-1, Class E2, 144A, 6.00%, due 09/15/21	2,290,557

	Total Business Equipment Loans	14,884,912

See accompanying notes to the financial statements.	51

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — 16.8%
37,012,500	Arrowpoint CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.17%, due 04/18/27	36,141,818
14,155,686	Atrium CDO Corp., Series 5A, Class A3A, 144A, Variable Rate, 3 mo. LIBOR + .24%, 0.86%, due 07/20/20	14,050,765
1,701,200	Babson CLO Ltd., Series 07-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .22%, 0.84%, due 01/18/21	1,679,563
6,530,774	Babson CLO Ltd., Series 07-1A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .21%, 0.83%, due 01/18/21	6,501,052
3,750,000	Babson CLO Ltd., Series 16-1A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 6.55%, 7.17%, due 04/23/27	3,089,201
4,108,306	Carlyle High Yield Partners IX Ltd., Series 06-9A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .22%, 0.72%, due 08/01/21	4,071,816
1,875,000	CIFC Funding Ltd., Series 11-1A, Class C, 144A, Variable Rate, 3 mo. LIBOR + 3.10%, 3.72%, due 01/19/23	1,790,293
27,700,000	CIFC Funding Ltd., Series 14-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.58%, 2.20%, due 01/17/27	27,003,456
3,965,000	CIFC Funding Ltd., Series 15-4A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 5.50%, 6.12%, due 10/20/27	2,892,908
3,750,000	CIFC Funding Ltd., Series 15-5A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 6.30%, 6.60%, due 10/25/27	2,939,164
18,520,818	Franklin CLO V Ltd., 144A, Variable Rate, 3 mo. LIBOR + .45%, 0.96%, due 06/15/18	18,358,057
24,281,690	Franklin CLO VI Ltd., 144A, Variable Rate, 3 mo. LIBOR + .23%, 0.85%, due 08/09/19	23,386,715
28,020,000	Jamestown CLO Ltd., Series 15-6A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 2.22%, due 02/20/27	27,144,823
7,121,333	KKR Financial CLO Ltd., Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 0.97%, due 05/15/21	7,061,364
22,307,000	Madison Park Funding X Ltd., Series 12-10A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + 1.40%, 2.02%, due 01/20/25	22,122,789
6,625,179	Nautique Funding Ltd., Series 06-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.68%, due 04/15/20	6,544,862
14,000,000	Octagon Investment Partners XXI Ltd., Series 14-1A, Class A1A, 144A, 3 mo. LIBOR + 1.47%, 2.09%, due 11/14/26	13,591,536
10,972,133	Rockwall CDO II Ltd., Series 07-1A, Class A1LA, 144A, Variable Rate, 3 mo. LIBOR + .25%, 0.87%, due 08/01/24	10,681,196

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
3,750,000	Shinnecock CLO, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .48%, 1.10%, due 07/15/18	3,645,139
1,584,000	Stewart Park CLO Ltd., Series 15-1A, Class E, 144A, Variable Rate, 3 mo. LIBOR + 5.45%, 6.07%, due 04/15/26	1,132,530
2,666,000	Symphony CLO VII Ltd., Series 11-7A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 3.20%, 3.82%, due 07/28/21	2,593,690
5,250,000	Voya CLO Ltd., Series 16-1A, Class D, 144A, Variable Rate, 3 mo. LIBOR + 6.55%, 7.17%, due 01/20/27	4,307,767
36,880,000	West CLO Ltd., Series 14-2A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 2.17%, due 01/16/27	35,390,675

	Total Collateralized Loan Obligations	276,121,179

	Commercial Mortgage-Backed Securities — 19.9%
5,897,785	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.42%, due 11/23/52	5,898
7,832,909	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 0.80%, due 04/25/34	7,286,916
1,118,906	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 1.00%, due 04/25/34	1,027,819
622,246	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.64%, due 04/25/34	584,120
7,883,227	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 0.81%, due 01/25/35	7,020,821
11,416,520	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.83%, due 01/25/36	9,873,378
11,751,110	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 0.72%, due 07/25/36	9,706,211
1,354,809	Bayview Commercial Asset Trust, Series 06-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .30%, 0.74%, due 10/25/36	1,069,119
19,056,784	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 0.71%, due 07/25/37	15,703,570
7,349,601	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.68%, due 07/25/37	6,108,199
4,362,287	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 1.74%, due 12/25/37	4,946,192
6,000,000	Citigroup Commercial Mortgage Trust, Series 15-GC35, Class A4, 3.82%, due 11/10/48	6,323,861

52	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
15,000,000	Citigroup Commercial Mortgage Trust, Series 16-GC36, Class A5, 3.62%, due 02/10/49	15,563,492
784,533	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.88%, due 10/25/30	679,931
11,250,000	Commercial Mortgage Trust, Series 07-GG9, Class AJ, Variable Rate, 5.51%, due 03/10/39	10,147,976
4,686,000	Core Industrial Trust, Series 15-WEST, Class A, 144A, 3.29%, due 02/10/37	4,724,549
13,384,000	Core Industrial Trust, Series 15-CALW, Class A, 144A, Variable Rate, 3.04%, due 02/10/34	13,539,522
32,957,000	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.23%, due 02/10/37	28,497,957
22,616,250	CSAIL Commercial Mortgage Trust, Series 15-C4, Class A4, 3.81%, due 11/15/48	23,808,626
7,500,000	Eleven Madison Mortgage Trust, Series 15-11MD, Class A, 144A, Variable Rate, 3.55%, due 09/10/35	7,819,988
5,250,000	FREMF Mortgage Trust, Series 16-K52, Class B, 144A, Variable Rate, 3.92%, due 01/25/49	4,545,450
1,527,329	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.67%, due 11/15/33	1,471,287
5,299,854	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 0.51%, due 11/15/34	5,019,082
10,330,698	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.60%, due 04/16/35	9,487,105
10,559,375	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.43%, due 04/16/35	8,822,181
12,511,220	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.42%, due 03/21/46	7,506,732
4,400,000	GS Mortgage Securities Corp., Series 11-GC3, Class D, 144A, Variable Rate, 5.64%, due 03/10/44	4,417,252
23,617,189	Hilton USA Trust, Series 13-HLF, Class EFL, 144A, Variable Rate, 1 mo. LIBOR + 3.75%, 4.18%, due 11/05/30	23,383,587
6,833,500	Hilton USA Trust, Series 13-HLT, Class EFX, 144A, Variable Rate, 5.22%, due 11/05/30	6,797,647
3,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 04-C3, Class H, 144A, Variable Rate, 5.46%, due 01/15/42	2,771,621

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
3,682,500	JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB11, Class G, 144A, Variable Rate, 5.50%, due 08/12/37	3,561,110
5,625,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 12-HSBC, Class A, 144A, 3.09%, due 07/05/32	5,762,745
4,792,500	JP Morgan Chase Commercial Mortgage Securities Corp., Series 13-LC11, Class D, Variable Rate, 4.24%, due 04/15/46	4,134,565
15,750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 14-FBLU, Class D, 144A, Variable Rate, 1 mo. LIBOR + 2.60%, 3.03%, due 12/15/28	14,985,339
6,367,500	LB-UBS Commercial Mortgage Trust, Series 05-C7, Class F, Variable Rate, 5.35%, due 11/15/40	6,238,992
11,241,595	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 02/25/30	10,480,914
1,537,934	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 09/25/30	1,430,392
4,982,730	Lehman Brothers Small Balance Commercial, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 0.75%, due 04/25/31	4,292,650
8,804,000	Liberty Street Trust, Series 16-225L, Class D, 144A, 4.65%, due 02/10/36	8,272,924
882,606	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.76%, due 05/25/46	867,161
2,617,500	Merrill Lynch Mortgage Trust, Series 05-CKI1, Class D, Variable Rate, 5.55%, due 11/12/37	2,542,885
13,124,250	ML-CFC Commercial Mortgage Trust, Series 06-4, Class AJ, 5.24%, due 12/12/49	12,701,444
944,369	Monty Parent Issuer LLC, Series 2013-LTR1, Class B, 144A, 4.25%, due 11/20/28	944,369
3,779,327	Velocity Commercial Capital Loan Trust, Series 15-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 2.43%, 2.87%, due 06/25/45	3,788,775

	Total Commercial Mortgage-Backed Securities	328,664,354

	Consumer Loans — 0.2%
4,000,000	Springleaf Funding Trust, Series 14-AA, Class C, 144A, 4.45%, due 12/15/22	3,954,000

	Insured Residential Mortgage-Backed Securities — 0.4%
622,707	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 0.77%, due 01/25/35 ¿	557,213

See accompanying notes to the financial statements.	53

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Insured Residential Mortgage-Backed Securities — continued
5,101,012	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 0.58%, due 06/15/37	4,217,778
1,848,075	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 0.93%, due 10/25/34 ¿	1,688,708
38,195	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 0.88%, due 06/25/34 ¿	36,088

	Total Insured Residential Mortgage-Backed Securities	6,499,787

	Other — 0.1%
11,197,096	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 0.91%, due 05/15/24	2,239,419

	Residential Mortgage-Backed Securities — Non-Performing Loans — 0.1%
1,098,499	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	1,091,293

	Residential Mortgage-Backed Securities — Other — 5.8%
1,978,997	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 0.72%, due 02/25/36 ¿	1,059,086
2,503,397	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 0.76%, due 09/25/35	1,391,273
708,243	Banc of America Funding Corp., Series 12-R4, Class A, 144A, Variable Rate, 1 mo. LIBOR + .26%, 0.69%, due 03/04/39	703,940
5,104,348	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.44%, due 05/28/39	3,376,408
5,361,145	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 1.74%, due 05/28/39	2,921,640
11,601,796	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.43%, due 02/28/40	9,091,660
2,364,737	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,228,763
2,247,194	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,789,725

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
1,214,895	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 0.76%, due 02/25/37	2,009,557
10,824,279	Greenpoint Manufactured Housing, Series 98-1, Class 2A, Variable Rate, 1 mo. LIBOR + .57%, 1.00%, due 05/15/28	9,619,001
9,660,566	Impac CMB Trust Series, Series 05-7, Class A1, Variable Rate, 1 mo. LIBOR + .52%, 0.96%, due 11/25/35	7,617,969
25,644,077	LSTAR Securities Investment Trust, Series 14-2, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 2.43%, due 12/01/21	25,292,753
5,001,614	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 0.76%, due 03/25/36	1,293,272
1,188,297	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.68%, due 02/26/34	1,043,605
12,405,367	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	12,191,567
20,167,375	Residential Funding Mortgage Securities, Series 06-HI4, Class A4, 5.72%, due 09/25/36	15,352,349

	Total Residential Mortgage-Backed Securities – Other	95,982,568

	Residential Mortgage-Backed Securities — Prime — 4.3%
11,722,555	Adjustable Rate Mortgage Trust, Series 05-4, Class 6A1, Variable Rate, 2.85%, due 08/25/35	10,004,544
5,768,015	BCAP LLC Trust, Series 09-RR13, Class 16A2, 144A, Variable Rate, 2.99%, due 09/26/35	5,000,208
6,692,464	BCAP LLC Trust, Series 12-RR11, Class 3A3, 144A, Variable Rate, 8.40%, due 04/26/36	5,423,937
7,190,198	BCAP LLC Trust, Series 12-RR11, Class 5A3, 144A, Variable Rate, 7.74%, due 04/26/37	5,153,381
12,729,333	Citigroup Mortgage Loan Trust, Inc., Series 06-AR2, Class 1A2, Variable Rate, 2.85%, due 03/25/36	11,863,473
5,342,609	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 2.90%, due 12/25/36	4,641,935
16,758,792	JP Morgan Resecuritization Trust, Series 09-11, Class 5A2, 144A, Variable Rate, 2.74%, due 09/26/36	14,773,314
3,791,481	JP Morgan Resecuritization Trust, Series 10-7, Class 2A4, 144A, Variable Rate, 4.50%, due 06/26/40	2,532,729

54	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
9,637,488	RBSSP Resecuritization Trust, Series 09-6, Class 3A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.66%, due 01/26/36	8,132,646
4,523,514	Wells Fargo Mortgage Backed Securities Trust, Series 07-8, Class 1A13, Variable Rate, 1 mo. LIBOR + .37%, 0.81%, due 07/25/37	3,823,595

	Total Residential Mortgage-Backed Securities – Prime	71,349,762

	Residential Mortgage-Backed Securities — Subprime — 8.2%
6,137,044	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 04/25/36	5,729,369
373,278	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + 1.04%, 1.48%, due 05/25/34	371,816
9,746,424	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 0.55%, due 04/25/31	9,710,020
1,056,955	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 0.82%, due 12/25/33	1,012,736
4,283,743	Citigroup Mortgage Loan Trust, Inc., Series 07-AMC4, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 0.58%, due 05/25/37	4,214,152
7,399,864	Countrywide Asset-Backed Certificates, Series 05-17, Class 4AV3, Variable Rate, 1 mo. LIBOR + .38%, 0.82%, due 05/25/36	7,149,159
20,899,115	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 0.58%, due 02/25/37	20,296,160
448,988	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .60%, 1.04%, due 04/25/34 ¿	367,328
5,097,716	First NLC Trust, Series 05-4, Class A3, Variable Rate, 1 mo. LIBOR + 27%, 0.71%, due 02/25/36	5,008,276
849,959	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .20%, 0.63%, due 05/25/36	55,826
7,817,139	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 08/25/36	3,850,332
5,121,585	Home Equity Asset Trust, Series 07-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .18%, 0.62%, due 08/25/37	5,045,083
722,816	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 03/25/37	716,194
19,846,584	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 08/25/36	7,005,195

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Subprime — continued
3,974,560	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 0.56%, due 02/25/37	1,656,376
924,411	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .80%, 1.24%, due 08/25/34 ¿	859,183
423,207	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 0.61%, due 03/25/36 ¿	419,597
1,252,929	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, Variable Rate, 1 mo. LIBOR + .10%, 0.54%, due 12/25/36	660,670
6,403,225	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 0.60%, due 04/25/36	4,159,175
6,482,540	Nationstar Home Equity Loan Trust, Series 07-B, Class 2AV2, Variable Rate, 1 mo. LIBOR + .18%, 0.62%, due 04/25/37	6,359,666
19,205,000	Nomura Home Equity Loan, Inc., Series 06-HE1, Class M1, Variable Rate, 1 mo. LIBOR + .41%, 0.85%, due 02/25/36	17,409,127
783,441	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 07/25/36	656,028
6,194,740	OWNIT Mortgage Loan Asset-Backed, Series 06-3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 0.61%, due 03/25/37	5,927,253
6,156,121	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 0.60%, due 02/25/37	5,550,341
9,693,151	Residential Asset Securities Corp., Series 07-KS3, Class AI3, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 04/25/37	8,776,201
647,658	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 0.60%, due 07/25/36	292,772
5,003,063	Securitized Asset-Backed Receivables LLC, Series 06-NC2, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.68%, due 03/25/36	4,304,181
1,881,415	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 0.64%, due 01/25/36	1,843,604
5,789,401	Wells Fargo Mortgage Backed Securities Trust, Series 05-AR14, Class A4, Variable Rate, 2.74%, due 08/25/35	5,755,466

	Total Residential Mortgage-Backed Securities – Subprime	135,161,286

	Residential Mortgage-Backed Securities — Alt-A — 3.9%
2,839,668	Alternative Loan Trust, Series 03-18CB, Class 1A1, 5.25%, due 09/25/33	2,857,815
3,660,599	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 1.14%, due 10/25/36	2,211,778

See accompanying notes to the financial statements.	55

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
3,646,760	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 1.14%, due 05/25/36	2,145,506
12,867,739	BCAP LLC Trust, Series 12-RR2, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.60%, due 08/26/36	11,940,863
6,602,869	BCAP LLC Trust, Series 12-RR7, Class 1A2, 144A, Variable Rate, 1 mo. LIBOR + .17%, 0.60%, due 08/26/36	5,678,467
9,459,795	Bear Stearns ALT-A Trust, Series 05-4, Class 24A1, Variable Rate, 2.62%, due 05/25/35	8,976,237
3,660,089	Bear Stearns ARM Trust, Series 07-1, Class 2A1, Variable Rate, 2.92%, due 02/25/47	2,980,821
11,086,766	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 2.80%, due 07/25/36	8,751,407
4,846,116	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 05-AR1, Class 1A1, Variable Rate, 1 mo. LIBOR + .31%, 0.75%, due 08/25/35	3,684,337
4,441,853	Washington Mutual Mortgage Pass-Through, Series 05-7, Class 2CB1, 5.50%, due 08/25/35	4,234,772
13,663,625	Washington Mutual Mortgage Pass-Through, Series 06-AR10, Class A2A, Variable Rate, 1 mo. LIBOR + .17%, 0.61%, due 12/25/36	10,354,161

	Total Residential Mortgage-Backed Securities – Alt-A	63,816,164

	Student Loans — 15.9%
7,521,812	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 0.92%, due 03/28/35	6,713,217
17,554,000	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 1.08%, due 12/27/41	13,458,408
5,962,500	National Collegiate II Commutation Trust, Series 07-4, Class A3R3, Variable Rate, 0.36%, due 03/25/38	2,772,562
3,750,000	National Collegiate II Commutation Trust, Series 07-3, Class A3R3, Variable Rate, 3.76%, due 03/25/38	1,743,750
12,989,991	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 0.71%, due 09/25/29	12,212,543
7,634,672	National Collegiate Student Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .28%, 0.72%, due 04/25/29	7,524,063
3,818,920	National Collegiate Student Loan Trust, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 0.59%, due 10/25/27	3,786,845
2,450,000	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 0.71%, due 03/26/29	2,131,500

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Student Loans — continued
3,831,318	National Collegiate Student Loan Trust, Series 07-1, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 0.57%, due 11/27/28	3,812,989
37,483,652	National Collegiate Student Loan Trust, Series 06-1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 03/27/28	36,159,193
48,998,000	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 0.68%, due 07/25/30	44,261,295
7,549,017	National Collegiate Student Loan Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .21%, 0.65%, due 11/25/27	7,262,519
5,280,000	National Collegiate Student Loan Trust, Series 06-3, Class A5, Variable Rate, 1 mo. LIBOR + .32%, 0.76%, due 10/27/31	3,320,918
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 3.94%, due 03/25/38	51,000
31,458,000	SLC Student Loan Trust, Series 06-A, Class C, Variable Rate, 3 mo. LIBOR + .45%, 1.07%, due 07/15/36	27,183,198
3,330,962	SLM Private Credit Student Loan Trust, Series 04-B, Class B, Variable Rate, 3 mo. LIBOR + .47%, 0.98%, due 09/15/33	3,045,870
7,199,371	SLM Private Credit Student Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .40%, 0.91%, due 06/15/39	6,377,120
7,265,502	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 0.79%, due 12/15/38	6,505,796
7,000,000	SLM Student Loan Trust, Series 14-A, Class B, 144A, 3.50%, due 11/15/44	6,873,305
12,424,480	SLM Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + .40%, 0.91%, due 06/15/33	11,322,245
2,971,885	SLM Student Loan Trust, Series 04-A, Class B, Variable Rate, 3 mo. LIBOR + .58%, 1.09%, due 06/15/33	2,805,927
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, Variable Rate, 3 mo. LIBOR + .33%, 0.84%, due 03/15/24	7,831,710
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 0.94%, due 09/15/33	7,382,339
12,511,256	SLM Student Loan Trust, Series 05-A, Class A3, Variable Rate, 3 mo. LIBOR + .20%, 0.71%, due 06/15/23	11,829,249
7,194,517	SLM Student Loan Trust, Series 06-C, Class A4, Variable Rate, 3 mo. LIBOR + .17%, 0.68%, due 03/15/23	7,086,803
12,077,434	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, Variable Rate, 1 mo. LIBOR + 3.25%, 3.68%, due 05/16/44	12,392,246
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 2.25%, 2.68%, due 06/16/42	6,098,311

	Total Student Loans	261,944,921

56	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
	Time Share — 2.5%
619,163	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	640,033
3,797,205	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	3,798,239
4,193,394	Diamond Resorts Owner Trust, Series 13-2, Class A, 144A, 2.27%, due 05/20/26	4,165,249
1,520,106	Diamond Resorts Owner Trust, Series 13-2, Class B, 144A, 2.62%, due 05/20/26	1,513,227
2,961,330	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	3,018,310
713,271	Orange Lake Timeshare Trust, Series 12-AA, Class B, 144A, 4.87%, due 03/10/27	734,025
1,476,294	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	1,488,185
3,061,241	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	3,084,743
795,898	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	795,716
707,706	Sierra Receivables Funding Co. LLC, Series 13-2A, Class C, 144A, 4.75%, due 11/20/25	710,928
3,442,222	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	3,483,439
4,252,491	Silverleaf Finance LLC, Series 13-A, Class B, 144A, 3.67%, due 03/16/26	4,264,543
5,234,609	Welk Resorts LLC, Series 13-AA, Class A, 144A, 3.10%, due 03/15/29	5,256,828
642,884	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	642,392
2,009,021	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	2,007,909
2,040,221	Westgate Resorts LLC, Series 14-AA, Class A, 144A, 6.25%, due 10/20/26	2,040,221
3,447,846	Westgate Resorts LLC, Series 15-2A, Class A, 144A, 3.20%, due 07/20/28	3,443,301

	Total Time Share	41,087,288

	Total Asset-Backed Securities	1,473,675,124

	U.S. Government Agency — 1.4%
580,728	Agency for International Development Floater (Support of Jamaica), Variable Rate, 3 mo. LIBOR + .30%, 0.92%, due 10/01/18 (a)	573,382
8,887,500	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR—.02%, 0.85%, due 02/01/25 (a)	8,481,639
8,250,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 1.02%, due 10/29/26 (a)	7,886,228

Par Value ($) / Shares / Number of Contracts	Description	Value ($)
	U.S. Government Agency — continued
5,287,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 0.87%, due 07/01/23 (a)	5,090,407
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	235,250

	Total U.S. Government Agency	22,266,906

	TOTAL DEBT OBLIGATIONS (COST $1,541,381,064)	1,495,942,030

	MUTUAL FUNDS — 4.7%

	United States — 4.7%
	Affiliated Issuers — 4.7%
3,113,665	GMO U.S. Treasury Fund	77,841,625

	TOTAL MUTUAL FUNDS (COST $77,832,488)	77,841,625

	OPTIONS PURCHASED — 0.0%

	Equity Options — 0.0%
2,751	Prospect Capital Corp., Put, Expires 05/20/16, Strike 6.00	110,040

	TOTAL OPTIONS PURCHASED (COST $112,791)	110,040

	SHORT-TERM INVESTMENTS — 5.0%

	Money Market Funds — 0.7%
10,892,911	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17% (b)	10,892,911

	U.S. Government — 4.3%
36,650,000	U.S. Treasury Bill, 0.35%, due 07/14/16 (c) (d)	36,602,025
35,000,000	U.S. Treasury Bill, 0.45%, due 08/11/16 (c)	34,928,985

	Total U.S. Government	71,531,010

	TOTAL SHORT-TERM INVESTMENTS (COST $82,428,231)	82,423,921

	TOTAL INVESTMENTS — 100.5% (Cost $1,701,754,574)	1,656,317,616
	Other Assets and Liabilities (net) — (0.5%)	(8,298,409)

	TOTAL NET ASSETS — 100.0%	$1,648,019,207

See accompanying notes to the financial statements.	57

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/07/2016	BOA	EUR	1,216,498	USD	1,319,036	$(4,497)
03/07/2016	DB	EUR	2,493,052	USD	2,765,529	53,123
03/07/2016	GS	EUR	1,074,883	USD	1,165,936	(3,522)
03/07/2016	MSCI	EUR	1,091,170	USD	1,182,495	(4,682)
03/07/2016	BOA	USD	1,387,484	EUR	1,275,581	331
03/07/2016	DB	USD	530,358	EUR	480,229	(7,876)

						$32,877

Written Options

Written Options on Credit Default Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	40,000,000	04/20/2016	ITRAXX.FINSEN.24	Fixed Spread	Pay	170.00%	JPM	$248,446	$(53,219)
EUR	17,608,000	04/20/2016	ITRAXX.FINSEN.24	Fixed Spread	Pay	155.00%	BOA	47,866	(33,583)
USD	52,500,000	04/20/2016	CDX.NA.IG.25	Fixed Spread	Pay	160.00%	GS	136,500	(24,178)

								$432,812	$(110,980)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counter party	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
25,680,000	USD	12/20/2019	MSCS	(Pay)	5.00%	1.00%	CDX.HY.CDSI.S23	NA		$(4,249,760)
50,000,000	USD	12/20/2019	GS	(Pay)	5.00%	1.00%	CDX.NA.HYS23.V1	NA		(8,274,456)
87,330,000	EUR	12/20/2020	BOA	Receive	1.00%	1.00%	ITRAXX-EUROPES24V1-5Y	87,330,000	EUR	2,412,308
88,035,000	EUR	12/20/2020	JPM	Receive	1.00%	1.00%	ITRAXX-EUROPES24V1-5Y	88,035,000	EUR	2,431,782
87,685,000	EUR	12/20/2020	CSI (e)	(Pay)	1.00%	1.00%	ITRAXX-EUROPES24V1-5Y	NA		(234,771)
76,105,000	EUR	12/20/2020	CSI (e)	(Pay)	1.00%	1.00%	ITRAXX-FINSENS24V1-5Y	NA		157,201
84,893,000	USD	12/20/2020	CSI (e)	(Pay)	1.00%	1.00%	CDX.NA.IGS25.V1	NA		125,368
13,270,000	USD	1/17/2047	MSCS	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		759,872
34,800,000	USD	1/17/2047	CSI	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		1,992,732
4,500,000	USD	1/17/2047	BCLY	(Pay)	3.00%	3.00%	CMBX.NA.BBB-.7	NA		709,795
4,505,000	USD	1/17/2047	BOA	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		257,967
13,200,000	USD	1/17/2047	GS	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		755,864
26,609,000	USD	1/17/2047	DB	(Pay)	1.00%	1.00%	CMBX.NA.AS.7	NA		1,523,696
13,270,000	USD	10/17/2057	MSCS	Receive	0.50%	0.50%	CMBX.NA.AAA.8	13,270,000	USD	(840,802)
7,500,000	USD	10/17/2057	MSCS	(Pay)	1.00%	1.00%	CMBX.NA.AS.8	NA		585,843

58	See accompanying notes to the financial statements.

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Credit Default Swaps — Continued

Notional Amount		Expiration Date	Counter party	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
8,366,000	USD	10/17/2057	CSI	Receive	0.50%	0.50%	CMBX.NA.AAA.8	8,366,000	USD	$(530,079)
13,155,000	USD	10/17/2057	CSI	(Pay)	1.00%	1.00%	CMBX.NA.AS.8	NA		1,027,568
4,535,000	USD	10/17/2057	DB	Receive	0.50%	0.50%	CMBX.NA.AAA.8	4,535,000	USD	(287,343)
13,155,000	USD	9/17/2058	CSI	Receive	0.50%	1.69%	CMBX.NA.AAA.9	13,155,000	USD	(1,120,156)
4,400,000	USD	5/11/2063	GS	(Pay)	3.00%	3.00%	CMBX.NA.BBB.6	NA		536,111
13,600,000	USD	5/11/2063	GS	(Pay)	5.00%	5.00%	CMBX.NA.BB.6	NA		2,379,496

										$118,236

							Premiums to (Pay) Receive			$5,688,527

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of February 29, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
300,000,000	USD	7/16/2016	CSS (f)	(Pay)	0.53%	3 Month USD LIBOR	$157,634
110,000,000	USD	5/7/2017	CSS (f)	(Pay)	0.88%	3 Month USD LIBOR	(154,011)
214,074,000	USD	12/16/2017	CSS (f)	(Pay)	0.89%	3 Month USD LIBOR	(291,522)
108,682,000	USD	3/16/2021	CSS (f)	(Pay)	1.75%	3 Month USD LIBOR	(3,126,152)
9,150,000	USD	3/16/2023	CSS (f)	(Pay)	1.95%	3 Month USD LIBOR	(363,236)
27,201,000	USD	4/16/2025	CSS (f)	(Pay)	2.00%	3 Month USD LIBOR	(1,106,349)
6,787,500	USD	9/17/2025	CSS (f)	(Pay)	2.26%	3 Month USD LIBOR	(426,439)
56,929,000	USD	3/16/2026	CSS (f)	(Pay)	2.25%	3 Month USD LIBOR	(3,485,165)

							$(8,795,240)

						Premiums to (Pay) Receive	$2,299,927

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.	59

GMO Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	Investment valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Swap was cleared through the Intercontinental Exchange, Inc.

(f)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

60	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Country Debt Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Country Debt Fund returned -1.77% (net) for the fiscal year ended February 29, 2016, as compared with +1.45% for the J.P. Morgan EMBI Global (EMBIG). The Fund underperformed its benchmark during the fiscal year by -3.23%.

EMBIG spreads over U.S. Treasuries widened 81 basis points to 483 basis points, while the yield on the 10-year U.S. Treasury bond fell by 26 basis points to 1.74%.

The EMBIG index’s biggest gainers of the fiscal year were concentrated in the Commonwealth of Independent States (CIS) region, especially Ukraine (+92.3%), Belarus (+39.6%), and Russia (+19.4%). The worst performing countries were Belize (-26.5%), Zambia (-23.2%), and Iraq (-17.4%).

Country selection detracted from the Fund’s relative performance. Overweighting Argentina, Venezuela, and Russia had the highest positive impact, as did being underweight Colombia and Indonesia. However, these gains were more than offset by negative contributions to alpha from overweighting Brazil, Mexico, and Tunisia, and underweighting Ukraine.

Security selection also detracted from relative performance during the year. The Fund’s choice of holdings in Argentina, Ukraine, and Tunisia added to relative performance, but these gains were more than offset by negative contributions from individual security selection in Russia, Venezuela, Mexico, and Angola. Out-of-benchmark holdings in Congo and Bahrain also detracted from performance, while an out-of-benchmark position in Grenada positively contributed to performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

62

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Emerging Country Debt Fund Class III Shares and the J.P. Morgan EMBI Global

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

For J.P. Morgan disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

63

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	89.5%
Short-Term Investments	7.8
Loan Participations	1.8
Rights/Warrants	1.1
Loan Assignments	0.2
Forward Currency Contracts	0.1
Options Purchased	0.0 ^
Written/Credit Linked Options	(0.1)
Reverse Repurchase Agreements	(0.5)
Swap Contracts	(2.0)
Other	2.1

100.0%

Country/Region Summary**	% of Investments
Other Emerging***	15.7%
Mexico	11.3
Russia	9.4
Turkey	5.6
Brazil	5.2
Indonesia	5.0
Argentina	4.4
Venezuela	4.1
China	3.8
Hungary	3.4
Philippines	3.0
South Africa	2.6
Kazakhstan	2.4
Malaysia	2.0
Dominican Republic	1.8
Tunisia	1.8
Panama	1.6
Peru	1.6
Sri Lanka	1.5
Chile	1.5
Colombia	1.4
Costa Rica	1.4
Israel	1.4
Pakistan	1.4
Uruguay	1.4
Angola	1.2
Croatia	1.1
Ukraine	1.1
Congo	1.1
Other Developed****	0.8

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

64

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)

		DEBT OBLIGATIONS — 89.2%

		Albania — 1.0%
		Foreign Government Obligations
USD	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	37,733,885

		Angola — 0.5%
		Foreign Government Obligations
USD	23,000,000	Republic of Angola, 144A, 9.50%, due 11/12/25	19,722,500

		Argentina — 5.6%
		Foreign Government Obligations — 4.5%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	5,940,000
USD	2,956,000	Republic of Argentina Discount Bond, 6 mo. LIBOR + .81%, due 03/31/23 (b)	3,192,480
EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (b)	9,518,088
USD	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (b)	46,657,196
USD	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	11,218,019
EUR	100,400,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38 (b)	64,986,010
EUR	47,530,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (b)	30,764,792
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	3,149,760

			175,426,345

		Judgments — 1.1%
USD	32,000,000	Republic of Argentina Discount Bond, 0.00%, due 03/31/23 (b)(c)(d)	31,104,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b)(c)(d)	14,580,000

			45,684,000

		Total Argentina	221,110,345

		Armenia — 0.8%
		Foreign Government Obligations
USD	2,200,000	Republic of Armenia, Reg S, 6.00%, due 09/30/20	2,128,500
USD	31,000,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	29,837,500

		Total Armenia	31,966,000

		Azerbaijan — 0.7%
		Foreign Government Agency — 0.2%
USD	7,500,000	State Oil Company of the Azerbaijan Republic, Reg S, 6.95%, due 03/18/30	6,318,750

Par Value		Description	Value ($)

		Azerbaijan — continued
		Foreign Government Obligations — 0.5%
USD	23,000,000	Republic of Azerbaijan International Bond, Reg S, 4.75%, due 03/18/24	21,016,250

		Total Azerbaijan	27,335,000

		Bahrain — 0.6%
		Foreign Government Obligations
USD	30,250,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	22,838,750

		Belarus — 0.1%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	5,150,000

		Belize — 0.4%
		Foreign Government Obligations
USD	32,486,300	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	15,918,287

		Bosnia & Herzegovina — 0.1%
		Foreign Government Obligations
DEM	5,388,320	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 0.81%, due 12/11/17	2,749,849

		Brazil — 2.9%
		Foreign Government Agency — 1.8%
GBP	13,420,000	Petrobras Global Finance BV, 6.25%, due 12/14/26	11,580,752
USD	96,000,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	59,268,480

			70,849,232

		Foreign Government Obligations — 1.1%
USD	21,897,000	Republic of Brazil, 7.13%, due 01/20/37	20,364,210
USD	22,435,000	Republic of Brazil, 8.25%, due 01/20/34	23,108,050

			43,472,260

		Total Brazil	114,321,492

		Cameroon — 0.5%
		Foreign Government Obligations
USD	24,000,000	Republic of Cameroon International Bond, 144A, 9.50%, due 11/19/25	21,180,000

		Chile — 1.0%
		Corporate Debt — 0.6%
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	21,661,400

See accompanying notes to the financial statements.	65

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)

		Chile — continued
		Foreign Government Agency — 0.4%
USD	16,500,000	Corp Nacional del Cobre de Chile, Reg S, 4.50%, due 09/16/25	16,325,265

		Total Chile	37,986,665

		China — 0.9%
		Foreign Government Agency
USD	33,000,000	Export-Import Bank of China via Avi Funding Co. Ltd. (The), Reg S, 3.80%, due 09/16/25	34,402,500

		Colombia — 1.4%
		Foreign Government Agency — 0.7%
USD	32,500,000	Ecopetrol SA, 7.38%, due 09/18/43	25,837,500

		Foreign Government Obligations — 0.7%
USD	25,000,000	Colombia Government International Bond, 5.63%, due 02/26/44	22,625,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (c)	5,241,239

			27,866,239

		Total Colombia	53,703,739

		Congo Republic (Brazzaville) — 1.6%
		Foreign Government Obligations
USD	91,247,728	Republic of Congo, Reg S, Series INTL, Step Up, 4.00%, due 06/30/29	64,112,935

		Costa Rica — 1.2%
		Foreign Government Agency — 0.3%
USD	15,045,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	10,832,400

		Foreign Government Obligations — 0.9%
USD	43,400,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	36,890,000

		Total Costa Rica	47,722,400

		Croatia — 1.3%
		Foreign Government Obligations
USD	24,000,000	Croatia Government International Bond, Reg S, 5.50%, due 04/04/23	24,918,000
USD	19,470,000	Croatia Government International Bond, Reg S, 6.00%, due 01/26/24	20,837,768
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,480,000

		Total Croatia	52,235,768

		Dominican Republic — 2.9%
		Asset-Backed Securities — 0.6%
USD	23,695,383	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24 (c)	22,096,944

Par Value		Description	Value ($)
		Dominican Republic — continued
		Foreign Government Agency — 0.2%
USD	7,370,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	7,023,721

		Foreign Government Obligations — 2.1%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	8,880,000
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.50%, due 08/30/24	38,066,502
USD	29,000,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	27,006,250
USD	10,000,000	Dominican Republic International Bond, Reg S, 7.45%, due 04/30/44	9,900,000

			83,852,752

		Total Dominican Republic	112,973,417

		Ecuador — 0.3%
		Foreign Government Obligations
USD	17,500,000	Ecuador Government International Bond, Reg S, 7.95%, due 06/20/24	12,665,625

		El Salvador — 0.3%
		Foreign Government Obligations
USD	13,203,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	10,760,445

		Ethiopia — 0.3%
		Foreign Government Obligations
USD	14,000,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	12,267,500

		Gabon — 0.8%
		Foreign Government Obligations
USD	40,000,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	32,150,000

		Ghana — 0.5%
		Foreign Government Obligations
USD	13,000,000	Ghana Government International Bond, 144A, 10.75%, due 10/14/30	11,960,000
USD	8,000,000	Republic of Ghana, Reg S, 7.88%, due 08/07/23	5,920,000

		Total Ghana	17,880,000

		Greece — 0.4%
		Foreign Government Obligations
EUR	28,882,000	Hellenic Republic Government Bond, Step Up, 3.00%, due 02/24/36	16,325,467

66	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Grenada — 0.2%
		Foreign Government Obligations
USD	347,100	Grenada Government International Bond, 144A, 5.31%, due 05/12/30	190,905
USD	12,332,200	Grenada Government International Bond, Reg S, 5.31%, due 05/12/30	6,782,710

		Total Grenada	6,973,615

		Guatemala — 0.5%
		Foreign Government Obligations
USD	15,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	19,623,000

		Honduras — 0.8%
		Foreign Government Obligations
USD	26,875,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	28,178,034
USD	2,000,000	Republic of Honduras, Reg S, 8.75%, due 12/16/20	2,225,000

		Total Honduras	30,403,034

		Hungary — 1.8%
		Foreign Government Obligations
USD	52,742,000	Hungary Government International Bond, 7.63%, due 03/29/41	72,520,250

		Iceland — 0.3%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,589,841

		Indonesia — 3.2%
		Foreign Government Agency — 1.1%
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	31,161,000
USD	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	12,718,800

			43,879,800

		Foreign Government Obligations — 2.1%
USD	35,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	34,169,900
USD	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	46,915,326

			81,085,226

		Total Indonesia	124,965,026

		Iraq — 0.2%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	9,506,250

Par Value		Description	Value ($)
		Israel — 1.1%
		Foreign Government Agency
JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32	20,841,648
USD	7,243,000	Israel Electric Corp., Ltd., Reg S, 7.88%, due 12/15/26	8,438,095
USD	12,143,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	13,357,300

		Total Israel	42,637,043

		Ivory Coast — 0.6%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	22,233,200

		Jamaica — 0.4%
		Foreign Government Agency — 0.1%
USD	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24	4,540,000

		Foreign Government Obligations — 0.3%
USD	12,500,000	Jamaica Government International Bond, 7.88%, due 07/28/45	12,296,875

		Total Jamaica	16,836,875

		Jordan — 0.3%
		Foreign Government Obligations
USD	10,000,000	Jordan Government International Bond, 144A, 6.13%, due 01/29/26	10,225,000

		Kazakhstan — 1.6%
		Foreign Government Obligations
USD	61,000,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	61,305,000

		Kenya — 0.4%
		Foreign Government Obligations
USD	17,000,000	Kenya Government International Bond, Reg S, 6.88%, due 06/24/24	15,576,250

		Macedonia — 0.3%
		Foreign Government Obligations
EUR	11,000,000	FYR Macedonia, Reg S, 3.98%, due 07/24/21	11,368,037

		Malaysia — 0.6%
		Foreign Government Agency
USD	25,000,000	Petronas Capital, Ltd., Reg. S, 4.50%, due 03/18/45	24,750,000

See accompanying notes to the financial statements.	67

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Mexico — 8.4%
		Foreign Government Agency — 2.5%
USD	51,000,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	45,823,500
USD	35,000,000	Petroleos Mexicanos, Reg. S, 5.63%, due 01/23/46	27,125,000
USD	30,500,000	Petroleos Mexicanos, 6.38%, due 01/23/45	26,380,975

			99,329,475

		Foreign Government Obligations — 5.9%
GBP	42,903,000	United Mexican States, 5.63%, due 03/19/2114	52,257,704
USD	188,648,000	United Mexican States, 5.75%, due 10/12/2110	179,215,600

			231,473,304

		Total Mexico	330,802,779

		Mongolia — 0.3%
		Foreign Government Obligations
USD	18,600,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	12,871,107

		Morocco — 0.7%
		Foreign Government Agency
USD	30,000,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	29,137,500

		Nigeria — 0.3%
		Foreign Government Obligations
USD	8,400,000	Nigeria Government International Bond, Reg S, 6.38%, due 07/12/23	7,476,000
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	5,734,000

		Total Nigeria	13,210,000

		Pakistan — 0.7%
		Foreign Government Obligations
USD	32,500,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	27,909,375

		Panama — 1.4%
		Foreign Government Agency — 0.3%
USD	13,600,000	AES Panama SRL, Reg S, 6.00%, due 06/25/22	13,464,000

		Foreign Government Obligations — 1.1%
USD	12,000,000	Panama Government International Bond, 3.75%, due 03/16/25	12,030,000
USD	23,408,000	Panama Government International Bond, 4.30%, due 04/29/53 (e)	20,833,120

Par Value		Description	Value ($)
		Panama — continued
		Foreign Government Obligations — continued
USD	7,295,000	Panama Government International Bond, 8.13%, due 04/28/34	9,830,012

			42,693,132

		Total Panama	56,157,132

		Paraguay — 0.3%
		Foreign Government Obligations
USD	11,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	10,697,500

		Peru — 1.4%
		Foreign Government Agency — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	9,339,000

		Foreign Government Obligations — 1.2%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	4,950,000
USD	39,120,000	Republic of Peru, 5.63%, due 11/18/50	41,956,200

			46,906,200

		Total Peru	56,245,200

		Philippines — 3.4%
		Foreign Government Agency — 2.5%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	35,654,890
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	61,230,500

			96,885,390

		Foreign Government Obligations — 0.9%
USD	27,354,000	Republic of Philippines, 6.38%, due 01/15/32	36,722,745

		Total Philippines	133,608,135

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,168,925

		Romania — 0.5%
		Foreign Government Obligations
USD	16,894,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44	20,293,918

		Russia — 5.9%
		Foreign Government Agency — 2.4%
USD	30,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	26,587,500

68	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Russia — continued
		Foreign Government Agency — continued
USD	38,800,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	43,106,800

USD	26,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	24,960,000

			94,654,300

		Foreign Government Obligations — 3.5%
USD	53,800,000	Russian Foreign Bond, Reg S, 5.63%, due 04/04/42	52,455,000
USD	83,200,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	82,784,000

			135,239,000

		Total Russia	229,893,300

		Rwanda — 0.1%
		Foreign Government Obligations
USD	5,000,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	4,743,825

		Senegal — 0.2%
		Foreign Government Obligations
USD	8,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	9,264,063

		Serbia — 0.8%
		Foreign Government Obligations
USD	4,623,965	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	4,797,364
USD	24,000,000	Republic of Serbia, Reg S, 7.25%, due 09/28/21	26,970,000

		Total Serbia	31,767,364

		Slovenia — 0.3%
		Foreign Government Obligations
USD	10,000,000	Slovenia Government International Bond, Reg S, 5.85%, due 05/10/23	11,399,515

		South Africa — 1.5%
		Foreign Government Agency — 0.5%
ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,212,330
USD	19,000,000	Eskom Holdings SOC, Ltd., Reg. S, 7.13%, due 02/11/25	16,435,000
ZAR	20,000,000	Transnet, Ltd., 13.50%, due 04/18/28	1,366,562

			19,013,892

		Foreign Government Obligations — 1.0%
USD	26,000,000	South Africa Government International Bond, 5.38%, due 07/24/44	24,024,000

Par Value		Description	Value ($)
		South Africa — continued
		Foreign Government Obligations — continued
USD	15,000,000	South Africa Government International Bond, 5.88%, due 09/16/25	15,690,000

			39,714,000

		Total South Africa	58,727,892

		South Korea — 0.5%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,991,704
USD	8,000,000	Korea Hydro & Nuclear Power Co., Ltd., Reg S, 4.75%, due 07/13/21	8,970,846

		Total South Korea	17,962,550

		Sri Lanka — 1.3%
		Foreign Government Obligations
USD	19,150,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	17,498,313
USD	19,000,000	Sri Lanka Government International Bond, Reg S, 6.13%, due 06/03/25	16,791,250
USD	8,500,000	Sri Lanka Government International Bond, Reg S, 6.25%, due 07/27/21	8,075,000
USD	10,000,000	Sri Lanka Government International Bond, 144A, 6.85%, due 11/03/25	9,200,000

		Total Sri Lanka	51,564,563

		Thailand — 0.2%
		Foreign Government Agency
USD	7,000,000	PTT PCL, Reg S, 4.50%, due 10/25/42	6,535,202

		Trinidad And Tobago — 0.2%
		Foreign Government Agency
USD	6,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,067,500

		Tunisia — 1.6%
		Foreign Government Agency
JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31	15,970,467
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	46,207,263

		Total Tunisia	62,177,730

		Turkey — 4.2%
		Foreign Government Obligations
EUR	18,000,000	Republic of Turkey, 4.35%, due 11/12/21	20,903,046
USD	67,691,000	Republic of Turkey, 6.00%, due 01/14/41	69,180,202

See accompanying notes to the financial statements.	69

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Turkey — continued
		Foreign Government Obligations — continued
USD	65,302,000	Republic of Turkey, 6.75%, due 05/30/40	72,974,985

		Total Turkey	163,058,233

		Ukraine — 1.2%
		Foreign Government Obligations
USD	2,998,642	Ukraine Government International Bond, 144A, 7.75%, due 09/01/19	2,743,757
USD	7,818,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/20	7,114,380
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/21	5,417,100
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/22	5,356,910
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/23	5,296,720
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/24	5,230,511
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/25	5,170,321
USD	6,019,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/26	5,116,150
USD	6,869,000	Ukraine Government International Bond, 144A, 7.75%, due 09/01/27	5,804,305

		Total Ukraine	47,250,154

		United States — 7.7%
		Asset-Backed Securities — 0.7%
USD	2,083,181	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 0.91%, due 05/15/24	416,636
USD	373,587	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.88%, due 10/25/30	323,777
USD	3,609,209	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.63%, due 05/15/36 ¿	2,994,955
USD	8,311,524	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.67%, due 12/15/35 ¿	7,403,532
USD	4,696,204	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.67%, due 12/15/35 ¿	3,899,080
USD	843,170	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, Variable Rate, 1 mo. LIBOR + .17%, 0.61%, due 03/25/36 ¿	835,978
USD	11,844,650	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.59%, due 11/25/36 ¿	4,832,871

Par Value		Description	Value ($)
		United States — continued
		Asset-Backed Securities — continued
USD	12,002,579	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.66%, due 11/25/36 ¿	4,957,949

USD	6,451,285	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.80%, due 04/25/37 ¿	2,761,714

			28,426,492

		U.S. Government — 7.0%
USD	73,160,500	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (f)	73,226,198
USD	115,000,000	U.S. Treasury Note, 1.50%, due 06/30/16 (g)	115,388,470
USD	35,000,000	U.S. Treasury Note, 1.00%, due 03/31/17	35,103,915
USD	50,000,000	U.S. Treasury Note, 1.88%, due 09/30/17	50,847,650

			274,566,233

		Total United States	302,992,725

		Uruguay — 1.1%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	12,300,000
USD	36,000,000	Uruguay Government International Bond, 5.10%, due 06/18/50	32,040,000

		Total Uruguay	44,340,000

		Venezuela — 5.2%
		Foreign Government Agency — 3.0%
USD	138,893,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18	40,973,435
USD	176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24	54,234,400
USD	80,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26	24,780,000

			119,987,835

		Foreign Government Obligations — 2.2%
USD	63,611,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20	22,104,823
USD	25,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19	9,072,650
USD	146,093,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23	53,689,177

			84,866,650

		Total Venezuela	204,854,485

		Vietnam — 0.4%
		Foreign Government Agency — 0.3%
USD	23,804,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	11,462,690

70	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Vietnam — continued

		Foreign Government Obligations — 0.1%
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.35%, due 03/13/28	4,150,000

		Total Vietnam	15,612,690

		Zambia — 0.8%
		Foreign Government Obligations
USD	35,360,000	Zambia Government International Bond, Reg S, 8.50%, due 04/14/24	26,254,800
USD	7,700,000	Zambia Government International Bond, Reg. S, 8.97%, due 07/30/27	5,659,500

		Total Zambia	31,914,300

		TOTAL DEBT OBLIGATIONS (COST $3,658,145,050)	3,503,952,652

		LOAN ASSIGNMENTS — 0.2%

		Indonesia
USD	4,992,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + 0.88%, 1.62%, due 12/14/19	4,661,280
USD	1,088,187	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + .88%, 1.50%, due 12/01/19	988,890
EUR	949,783	Republic of Indonesia, Indonesia Paris Club Debt, due 06/01/21	831,743

		TOTAL LOAN ASSIGNMENTS (COST $6,291,239)	6,481,913

		LOAN PARTICIPATIONS — 1.8%

		Angola — 0.9%
USD	27,800,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.05%, due 12/20/23	22,240,000
USD	18,000,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 7.05%, due 12/20/23	14,400,000

		Total Angola	36,640,000

		Egypt — 0.0%
CHF	523,365	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (c)	416,925

		Indonesia — 0.2%
USD	6,257,911	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.41%, due 09/29/19	5,702,521

Par Value / Shares		Description	Value ($)

		Iraq — 0.5%
JPY	3,477,658,162	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	15,527,882
JPY	454,399,011	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), Variable Rate, due 01/01/28	2,029,328

		Total Iraq	17,557,210

		Russia — 0.0%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (b)(c)	1,383,482

		Vietnam — 0.2%
JPY	928,532,511	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 1.14%, due 09/01/17	7,524,691

		TOTAL LOAN PARTICIPATIONS (COST $99,132,458)	69,224,829

		MUTUAL FUNDS — 2.5%

		United States
		Affiliated Issuers
	568,012	GMO Debt Opportunities Fund, Class VI	13,956,048
	3,390,997	GMO U.S. Treasury Fund	84,774,937

		TOTAL MUTUAL FUNDS (COST $96,624,219)	98,730,985

		RIGHTS/WARRANTS — 1.1%

		Argentina — 0.9%
EUR	298,220,524	Republic of Argentina GDP Linked, Expires 12/15/35	34,550,659

		Nigeria — 0.0%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	1,931,250

		Ukraine — 0.1%
USD	13,276,200	Ukraine Government International Bond, 144a, GDP, Variable Rate, Expires 05/31/40	4,082,432

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21* (c)	—

See accompanying notes to the financial statements.	71

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($) / Shares	Description	Value ($)
	Venezuela — 0.1%
959,065	Republic of Venezuela Oil Warrants, Expires 04/15/20	2,835,623

	TOTAL RIGHTS/WARRANTS (COST $49,435,155)	43,399,964

	SHORT-TERM INVESTMENTS — 5.6%

	Money Market Funds — 0.1%
5,943,427	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17% (h)	5,943,427

	U.S. Government — 5.5%
25,000,000	U.S. Treasury Bill, 0.28%, due 04/14/16 (i)	24,991,500
35,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (i)	34,969,480
50,000,000	U.S. Treasury Note, 0.38%, due 03/31/16	50,005,000
20,000,000	U.S. Treasury Note, 0.38%, due 04/30/16	20,002,120
25,000,000	U.S. Treasury Note, 4.88%, due 08/15/16	25,497,550
50,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	49,991,700

Par Value ($) / Shares	Description	Value ($)
	U.S. Government — continued
10,000,000	U.S. Treasury Note, 4.63%, due 11/15/16	10,278,520

	Total U.S. Government	215,735,870

	TOTAL SHORT-TERM INVESTMENTS (COST $221,645,300)	221,679,297

	TOTAL INVESTMENTS — 100.4% (Cost $4,131,273,421)	3,943,469,640
	Other Assets and Liabilities (net) — (0.4%)	(15,993,351)

	TOTAL NET ASSETS — 100.0%	$3,927,476,289

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/07/2016	BOA	EUR	10,050,000	USD	10,893,145	$(41,116)
03/07/2016	DB	EUR	10,000,000	USD	10,832,500	(47,362)
03/07/2016	GS	EUR	9,900,000	USD	10,738,629	(32,434)
03/07/2016	MSCI	EUR	10,050,000	USD	10,891,135	(43,126)
03/07/2016	BOA	GBP	1,000,000	USD	1,408,488	16,630
03/07/2016	DB	GBP	22,000,000	USD	31,577,150	956,283
03/07/2016	MSCI	GBP	24,300,000	USD	34,993,748	1,171,610
04/18/2016	BOA	JPY	800,000,000	USD	7,160,727	55,051

						$2,035,536

Reverse Repurchase Agreements(j)

Face Value		Description	Value ($)
USD	20,082,300	JP Morgan Securities, Inc., 0.00%, dated 1/26/16 and 2/2/16, (collateral: Panama Government International Bond, 4.30%, due 04/29/53), to be repurchased on demand at face value plus accrued interest.	$(20,082,300)

		Average balance outstanding	$(66,512,672)
		Average interest rate	0.87%
		Maximum balance outstanding	$(229,339,138)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

72	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Credit Linked Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Put Sold	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (c)	$944,639	$216,363
Put Sold	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	860,222	(34,160)
Put Sold	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option, Fund receives premium of 0.40% (OTC) (CP-DB) (c)	852,444	(154,846)
Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (c)	187,813	(40,770)
Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (c)	1,482,556	(4,462,246)
Put Sold	USD	43,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (c)	318,917	(1,043,872)

					$4,646,591	$(5,519,531)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.55%	Republic of Colombia	114,800,000,000	COP	$206,569
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.75%	Republic of Colombia	NA		(214,538)
1,833,333	EUR	6/17/2016	DB	Receive	5.60%	8.08%	Republic of Angola	1,833,333	EUR	8,248
5,000,000	USD	6/20/2016	JPM	(Pay)	5.00%	39.67%	Bolivarian Republic of Venezuela	NA		450,706
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.76%	Republic of Colombia	NA		(141,553)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.72%	Republic of Colombia	97,680,000,000	COP	116,947
19,500,000	USD	3/20/2017	DB	Receive	5.00%	72.52%	Bolivarian Republic of Venezuela	19,500,000	USD	(8,974,649)
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.94%	Republic of Peru	NA		(10,862)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.79%	Republic of Peru	32,000,000	PEN	19,562
4,500,000	USD	7/20/2017	JPM	Receive	3.30%	6.28%	Republic of Jamaica	4,500,000	USD	(160,472)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.50%	Republic of Macedonia	5,400,000	EUR	(392,334)
44,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	2.49%	Republic of Croatia	NA		1,982,304
50,000,000	USD	6/20/2019	JPM	(Pay)	1.00%	3.53%	Republic of Brazil	NA		3,840,306
6,000,000	USD	6/20/2020	DB	Receive	1.00%	2.51%	Commonwealth of Bahamas	6,000,000	USD	(350,069)
42,000,000	EUR	12/20/2020	DB	(Pay)	1.00%	2.42%	Commonwealth of Bahamas	NA		2,854,277
57,000,000	USD	12/20/2020	DB	Receive	1.00%	2.72%	Commonwealth of Bahamas	57,000,000	USD	(4,172,235)
10,000,000	USD	12/20/2022	JPM	Receive	1.00%	2.07%	Republic of Malaysia	10,000,000	USD	(629,051)
15,000,000	USD	12/20/2022	JPM	Receive	1.00%	2.71%	Republic of Indonesia	15,000,000	USD	(1,485,429)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	3.24%	Republic of Turkey	30,000,000	USD	(4,041,745)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	3.22%	Republic of Croatia	NA		27,466,797

See accompanying notes to the financial statements.	73

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Credit Default Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
40,000,000	USD	6/20/2023	JPM	Receive	1.00%	3.22%	Republic of Croatia	40,000,000	USD	$(5,493,360)
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	3.12%	Republic of Croatia	160,000,000	EUR	(23,841,424)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.30%	Commonwealth of Bahamas	6,000,000	USD	(825,694)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.30%	Commonwealth of Bahamas	3,000,000	USD	(412,847)
25,000,000	USD	9/20/2023	JPM	Receive	1.00%	3.83%	Republic of South Africa	25,000,000	USD	(4,420,321)
24,000,000	USD	3/20/2024	JPM	Receive	1.00%	2.16%	Republic of Malaysia	24,000,000	USD	(1,882,600)
22,750,000	USD	6/20/2024	JPM	Receive	1.00%	5.00%	Republic of Brazil	22,750,000	USD	(5,750,016)
27,250,000	USD	6/20/2024	JPM	Receive	1.00%	5.00%	Republic of Brazil	27,250,000	USD	(6,887,382)
60,000,000	USD	6/20/2024	JPM	Receive	1.00%	1.70%	Peoples Republic of China	60,000,000	USD	(3,063,803)
25,000,000	USD	3/20/2025	GS	Receive	1.00%	1.70%	Republic of China	25,000,000	USD	(1,324,325)
20,000,000	USD	6/20/2025	GS	Receive	1.00%	1.71%	Republic of China	20,000,000	USD	(1,098,290)
10,000,000	USD	6/20/2025	GS	Receive	1.00%	2.89%	Republic of Indonesia	10,000,000	USD	(1,384,658)
25,000,000	USD	6/20/2025	GS	Receive	1.00%	2.89%	Republic of Indonesia	25,000,000	USD	(3,461,644)
91,000,000	USD	6/20/2025	DB	Receive	1.00%	5.31%	Commonwealth of Bahamas	91,000,000	USD	(9,302,533)
68,000,000	EUR	6/20/2025	DB	(Pay)	1.00%	4.93%	Commonwealth of Bahamas	NA		6,884,865
40,000,000	USD	3/20/2030	JPM	Receive	1.00%	5.06%	Republic of Brazil	40,000,000	USD	(13,821,366)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	2.61%	United Mexican States	NA		3,528,756

										$(56,183,863)

							Premiums to (Pay) Receive			$37,472,581

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of February 29, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

74	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
120,000,000	EUR	9/11/2020	JPM	3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	$886,058

					Premiums to (Pay) Receive	$—

Cross-Currency Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
14,000,000,000	JPY	4/28/2025	GS	(Pay)	(0.22)%	3 Month USD LIBOR	$(14,367,868)

						Premiums to (Pay) Receive	$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
70,000,000	USD	9/1/2045	JPMF (k)	(Pay)	2.69%	3 Month USD LIBOR	$(9,545,553)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(d)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.

(e)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(i)	The rate shown represents yield-to-maturity.
(j)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(k)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

See accompanying notes to the financial statements.	75

GMO Global Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Bond Fund returned -0.81% (net) for the fiscal year ended February 29, 2016, as compared with 2.70% for the J.P. Morgan GBI Global.

The Fund’s investment exposure was achieved directly through bonds, swaps, futures, forwards, and options and indirectly through investment in underlying GMO Trust mutual funds, including GMO Debt Opportunities Fund (DOF), GMO World Opportunity Overlay Fund (WOOF), GMO Emerging Country Debt Fund (ECDF), and GMO U.S. Treasury Fund (USTF).

The Fund underperformed its benchmark during the fiscal year by -3.50%. Developed markets interest-rate positioning (primarily through exchange-traded futures and interest-rate swaps) and exposure to emerging country debt via ECDF detracted during the fiscal year, while gains from developed markets currency selection (primarily through currency forwards and options) partly offset losses.

Developed markets interest-rate positioning detracted during the fiscal year. The Fund’s Eurozone interest-rate position drove losses, followed by losses from active positions in the U.K., Brazil, Japan, and Switzerland.

The currency strategy contributed positively during the fiscal year. The Fund’s active short positions in the euro and Swiss franc were successful during the year, while positions in Brazilian real, Japanese yen, and British sterling detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

76

GMO Global Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Bond Fund Class III Shares and the J.P. Morgan GBI Global

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

For J.P. Morgan disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

77

GMO Global Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	83.7%
Short-Term Investments	16.5
Options Purchased	0.8
Futures Contracts	0.5
Swap Contracts	0.4
Loan Participations	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0 ^
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	0.0 ^
Written/Credit Linked Options	(1.3)
Other	(0.8)

100.0%

Country/Region Summary**	% of Investments
United States	41.3%
Japan	23.4
France	7.3
Italy	6.6
Mexico	5.0
Germany	4.8
Sweden	4.8
Other Emerging***	4.7
Australia	4.2
Denmark	4.1
Spain	3.5
Belgium	2.0
Netherlands	1.5
Canada	1.1
Euro Region****	(4.2)
United Kingdom	(5.0)
Switzerland	(5.1)

100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.
***	“Other Emerging” is associated with investments in GMO Emerging Country Debt Fund and is comprised of emerging countries that each represents between (1.0)% and 1.0% of Investments.

****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

78

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 69.0%

		Belgium — 1.6%
		Foreign Government Obligations
EUR	260,000	Belgium Government Bond, Reg S, 4.25%, due 09/28/21	353,721
EUR	140,000	Belgium Government Bond, Reg S, 5.00%, due 03/28/35	252,124

		Total Belgium	605,845

		Canada — 3.3%
		Foreign Government Obligations
CAD	1,634,000	Government of Canada, 1.50%, due 06/01/23	1,252,371

		France — 6.6%
		Foreign Government Obligations
EUR	1,510,000	Government of France, Reg S, 3.25%, due 10/25/21	1,958,891
EUR	280,000	Government of France, Reg S, 4.50%, due 04/25/41	508,758

		Total France	2,467,649

		Italy — 6.7%
		Foreign Government Obligations
EUR	1,290,000	Buoni Poliennali Del Tesoro, 3.75%, due 05/01/21	1,634,720
EUR	210,000	Buoni Poliennali Del Tesoro, 4.75%, due 05/01/17	241,174
EUR	440,000	Republic of Italy, Reg S, 4.00%, due 02/01/37	615,387

		Total Italy	2,491,281

		Japan — 15.8%
		Foreign Government Obligations
JPY	319,900,000	Japan Government Ten Year Bond, 1.30%, due 09/20/19	2,993,450
JPY	74,600,000	Japan Government Thirty Year Bond, 1.70%, due 12/20/43	799,260
JPY	175,100,000	Japan Government Thirty Year Bond, 2.40%, due 12/20/34	2,085,919

		Total Japan	5,878,629

		Netherlands — 1.2%
		Foreign Government Obligations
EUR	16,000	Netherlands Government Bond, Reg S, 4.00%, due 07/15/19	20,033
EUR	240,000	Netherlands Government Bond, 5.50%, due 01/15/28	413,730

		Total Netherlands	433,763

Par Value / Shares Principal Amount		Description	Value ($)
		Spain — 3.7%
		Foreign Government Obligations
EUR	90,000	Government of Spain, 2.10%, due 04/30/17	100,335
EUR	230,000	Government of Spain, Reg S, 4.20%, due 01/31/37	322,034
EUR	700,000	Government of Spain, Reg S, 5.50%, due 04/30/21	949,223

		Total Spain	1,371,592

		United Kingdom — 5.3%
		Foreign Government Obligations
GBP	120,000	United Kingdom Gilt, Reg S, 1.25%, due 07/22/18	170,474
GBP	500,000	United Kingdom Gilt, Reg S, 1.75%, due 07/22/19	724,620
GBP	620,000	United Kingdom Gilt, Reg S, 3.50%, due 01/22/45	1,080,324

		Total United Kingdom	1,975,418

		United States — 24.8%
		U.S. Government
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	9,234,480

		TOTAL DEBT OBLIGATIONS (COST $24,770,015)	25,711,028

		MUTUAL FUNDS — 29.0%

		United States
		Affiliated Issuers
	67,331	GMO Debt Opportunities Fund, Class VI	1,654,313
	216,460	GMO Emerging Country Debt Fund, Class IV	1,874,540
	159,979	GMO U.S. Treasury Fund	3,999,480
	214,692	GMO World Opportunity Overlay Fund	3,274,058

		TOTAL MUTUAL FUNDS (COST $10,361,975)	10,802,391

		OPTIONS PURCHASED — 0.7%

		Currency Options — 0.2%
USD	430,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	—
EUR	978,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	—
EUR	1,370,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	323
EUR	487,000	EUR Call/USD Put, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	8,524
EUR	487,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	3,223
EUR	974,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	2

See accompanying notes to the financial statements.	79

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Principal Amount		Description	Value ($)
		Currency Options — continued
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	33
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	14,138
USD	225,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	13,209
USD	225,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	52

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	31,850
EUR	49,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	27,319

		Total Currency Options	98,673

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Fixed Rate	Exercise Rate	Counterparty	Value ($)
			Options on Interest Rate Swaps — 0.5%
USD	1,420,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	48,720
USD	1,420,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	573
EUR	395,000	10/13/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.90%	GS	2,140
EUR	1,190,000	02/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.03%	GS	9,255
GBP	822,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	2,943
EUR	617,000	02/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	9,608
EUR	736,000	03/01/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.88%	GS	9,668
GBP	3,086,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	9,909
EUR	617,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	12,706
GBP	698,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	2,754
EUR	617,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	15,565
EUR	617,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	18,320
EUR	1,835,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	38,982

					Total Options on Interest Rate Swaps			181,143

					TOTAL OPTIONS PURCHASED (COST $782,400)			279,816

80	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.4%

	Money Market Funds — 0.5%
175,764	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17%(a)	175,764

	U.S. Government — 1.9%
200,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (b)(c)	199,919
500,000	U.S. Treasury Bill, 0.44%, due 08/04/16 (b)(c)	499,051

	Total U.S. Government	698,970

	TOTAL SHORT-TERM INVESTMENTS (COST $874,849)	874,734

	TOTAL INVESTMENTS — 101.1% (Cost $36,789,239)	37,667,969
	Other Assets and Liabilities (net) — (1.1%)	(427,009)

	TOTAL NET ASSETS — 100.0%	$37,240,960

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	855,207	USD	250,750	$39,001
04/11/2016	BCLY	CAD	1,126,000	USD	813,393	(18,862)
03/03/2016	GS	CHF	199,100	USD	203,496	4,089
05/17/2016	BOA	CHF	350,875	USD	360,597	7,859
05/17/2016	GS	CHF	350,875	USD	360,950	8,213
03/07/2016	BCLY	EUR	1,314,000	USD	1,448,757	19,143
03/07/2016	BOA	EUR	2,101,723	USD	2,291,827	5,181
03/07/2016	DB	EUR	1,666,321	USD	1,841,214	28,280
03/07/2016	GS	EUR	1,358,662	USD	1,500,515	22,310
03/07/2016	JPM	EUR	359,000	USD	394,384	3,797
03/07/2016	MSCI	EUR	310,294	USD	336,264	(1,332)
03/14/2016	GS	EUR	520,000	USD	555,386	(10,482)
03/14/2016	JPM	EUR	448,000	USD	486,246	(1,271)
03/16/2016	JPM	EUR	438,000	USD	468,658	(8,005)
03/27/2017	DB	EUR	20,000	USD	21,940	(156)
11/07/2017	GS	EUR	917,000	USD	1,006,820	(17,494)
04/18/2016	GS	JPY	48,008,000	USD	423,316	(3,096)
03/07/2016	BCLY	USD	1,609,006	EUR	1,457,000	(23,810)
03/07/2016	BCLY	USD	206,312	GBP	144,000	(5,885)
03/07/2016	BOA	USD	149,608	DKK	1,032,000	920
03/07/2016	BOA	USD	1,410,835	EUR	1,292,590	(4,515)
03/07/2016	BOA	USD	247,417	GBP	171,000	(9,410)
03/07/2016	DB	USD	1,866,956	EUR	1,708,000	(8,675)
03/07/2016	DB	USD	721,436	GBP	506,248	(16,811)
03/07/2016	GS	USD	985,806	EUR	908,820	2,977
03/07/2016	JPM	USD	349,508	EUR	319,000	(2,440)
03/07/2016	MSCI	USD	999,806	EUR	922,590	3,959
03/14/2016	GS	USD	554,710	EUR	520,000	11,158

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/14/2016	JPM	USD	475,418	EUR	448,000	$12,099
03/16/2016	JPM	USD	469,821	EUR	438,000	6,844
03/24/2016	JPM	USD	250,482	BRL	855,207	(38,732)
03/24/2016	JPM	USD	27,230	EUR	24,800	(235)
03/29/2016	GS	USD	17,534	EUR	16,000	(116)
03/29/2016	JPM	USD	16,877	EUR	15,300	(220)
04/18/2016	BOA	USD	1,685,090	JPY	188,259,064	(12,955)
04/18/2016	GS	USD	442,662	AUD	626,000	3,191
04/18/2016	GS	USD	1,685,988	JPY	188,259,063	(13,853)
04/18/2016	GS	USD	144,724	SEK	1,210,000	(3,144)
11/07/2017	GS	USD	1,012,093	EUR	917,000	12,221

						$(10,257)

See accompanying notes to the financial statements.	81

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	Australian Government Bond 10 Yr.	March 2016	$282,296	$11,754
3	Australian Government Bond 3 Yr.	March 2016	240,743	2,721
9	Euro Bund	March 2016	1,630,927	83,898
2	Euro BUXL Bond 30 Yr.	March 2016	369,434	41,119
2	Japanese Government Bond 10 Yr. (OSE)	March 2016	2,698,949	53,382
1	U.S. Long Bond (CBT)	June 2016	164,531	(869)
20	U.S. Treasury Note 2 Yr. (CBT)	June 2016	4,370,938	(4,125)
3	U.S. Treasury Note 5 Yr. (CBT)	June 2016	362,953	(192)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
15	U.S. Ultra Bond	June 2016	$2,597,344	$(11,391)
4	UK Gilt Long Bond	June 2016	678,722	5,341

			$13,396,837	$181,638

Sales
7	Canadian Government Bond 10 Yr.	June 2016	$732,439	$2,833
12	Euro BOBL	March 2016	1,740,517	(13,783)
20	U.S. Treasury Note 10 Yr. (CBT)	June 2016	2,610,313	959

			$5,083,269	$(9,991)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value ($)
Call	EUR	49,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19, (OTC) (CP-JPM)	$7,888	$(1,466)
Call	EUR	49,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18, (OTC) (CP-JPM)	10,000	(5,197)

					$17,888	$(6,663)

Written Options on Interest Rate Swaps

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
EUR	979,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	$28,920	$(13,357)
EUR	987,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	26,339	(19,861)
GBP	3,086,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	163,687	(269,712)
EUR	308,500	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	9,992	(17,040)
EUR	617,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	24,193	(41,146)
EUR	1,835,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	61,123	(108,847)

								$314,254	$(469,963)

82	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
714,000	USD	2/13/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	$5,892
356,000	USD	2/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,487
351,000	USD	3/5/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	2,126
355,000	USD	3/12/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	1,855
820,000	USD	3/23/2025	JPM	SIFMA Municipal Swap Index	3 Month USD LIBOR	4,914

						$17,274

					Premiums to (Pay) Receive	$—

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
35,270,000	JPY	1/19/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(871	) (d)
35,168,000	JPY	1/22/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(874	) (d)
35,168,000	JPY	1/25/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(882	) (d)
35,168,000	JPY	1/26/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(883	) (d)
35,168,000	JPY	1/28/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(908	) (d)
35,168,000	JPY	2/1/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(909	) (d)
35,168,000	JPY	2/2/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(891	) (d)
35,168,000	JPY	2/5/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(888	) (d)
35,168,000	JPY	2/8/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(892	) (d)
35,168,000	JPY	2/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(889	) (d)

						$(8,887)

					Premiums to (Pay) Receive	$(1,887)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
282,756,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(8,944)
291,026,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(10,254)
216,276,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,834)
63,661,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,978)
63,661,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,980)
63,661,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,060)
63,661,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,916)
63,661,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,001)
38,511,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,120)

See accompanying notes to the financial statements.	83

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
38,511,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,191)
38,511,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,125)
38,511,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,129)
38,511,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,131)
58,580,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,017)
58,580,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,989)
58,580,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,955)
58,580,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,985)
58,580,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,006)
48,736,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,436)
48,736,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,437)
48,736,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,439)
48,736,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,498)
48,736,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,474)
48,736,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,533)
48,736,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,536)
48,736,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,538)
48,736,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,600)
48,736,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,576)
58,484,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,016)
58,484,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,019)
58,484,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,022)
58,484,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,096)
58,484,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,068)
38,511,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,275)
38,511,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,277)
38,511,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,325)
38,511,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,305)
38,511,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,290)
38,382,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,447)
63,661,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,276)
63,661,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,396)
63,661,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,363)
63,661,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,293)
38,382,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,459)
63,661,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,296)
38,382,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,460)
38,382,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,509)
38,382,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,472)
23,842,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,088)
23,842,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,089)
23,842,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,119)
23,842,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,095)

84	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
23,842,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,095)
23,842,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,096)
23,842,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,125)
23,842,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,102)
23,842,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,103)
23,842,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,104)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(882)
18,356,000	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(882)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(882)
18,356,000	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(882)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(905)
18,356,000	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(905)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
18,356,000	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
18,356,000	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(912)
18,356,000	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(912)
143,553,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(7,327)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
18,356,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(888)
73,406,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,712)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(887)
18,356,000	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(887)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(887)
18,356,000	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(887)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(909)
18,356,000	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(909)
33,219,000	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,824)
33,219,000	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,801)
33,219,000	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,800)
33,219,000	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,799)
33,219,000	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,840)
33,219,000	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,796)
33,219,000	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,796)
33,219,000	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,797)
33,219,000	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,795)
33,219,000	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,795)
36,713,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,331)
36,713,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,333)
36,713,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,339)
36,713,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,341)
36,713,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,348)

See accompanying notes to the financial statements.	85

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
46,321,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(3,206)
46,321,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,270)
46,321,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,215)
46,321,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,217)
46,321,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,218)
46,321,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,282)
46,621,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,549)
46,621,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,551)
46,621,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,552)
46,621,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,617)
46,621,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,567)
46,621,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,582)
36,713,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,965)
36,713,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,018)
36,713,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,977)
36,713,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,979)
36,713,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,982)
36,713,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,014)
6,398,000	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	32,382
36,713,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,992)
36,713,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,993)
1,896,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	12,507
36,713,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,042)
36,713,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,997)
2,198,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	12,258
42,318,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,277)
42,318,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,278)
42,318,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,333)
1,964,000	EUR	3/16/2017	3/16/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	6,463
42,318,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,283)
42,318,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,289)
42,318,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,289)
42,318,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,347)
42,318,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,293)
42,318,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,011)
42,318,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,017)
42,318,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,019)
42,318,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,021)
42,318,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,024)
42,318,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,025)
42,318,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(3,082)
29,025,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,782)
29,025,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,784)

86	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays [1]	Fund Receives [2]	Net Unrealized Appreciation/ (Depreciation)
29,025,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(1,785)
29,025,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,826)
29,025,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,790)
29,025,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,791)
29,025,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,798)
29,025,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,800)
5,165,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	51,585
3,177,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	57,626
2,601,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	32,114
2,963,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	49,456
1,526,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	26,653
2,448,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	44,216
1,480,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	25,484

							$45,023

					Premiums to (Pay) Receive		$(88,345)

[1]	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (0.81)%.
[2]	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.44)%.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
6,600,000	USD	8/18/2016	CSS (e)	Receive	0.47%	1 Day Federal Funds Rate	$(1,359)
990,000	EUR	11/28/2016	CSS (e)	Receive	0.10%	3 Month EURIBOR	3,101
2,107,000	EUR	3/21/2018	CSS (e)	Receive	(0.22)%	3 Month EURIBOR	5,552
4,672,000	DKK	2/25/2020	CSS (e)	Receive	0.39%	6 Month DKK CIBOR	4,458
4,740,000	DKK	3/2/2020	CSS (e)	Receive	0.34%	6 Month DKK CIBOR	3,349
4,496,000	DKK	3/2/2020	CSS (e)	Receive	0.33%	6 Month DKK CIBOR	2,608
1,299,000	DKK	3/6/2020	CSS (e)	Receive	0.36%	6 Month DKK CIBOR	1,026
2,654,000	DKK	3/9/2020	CSS (e)	Receive	0.38%	6 Month DKK CIBOR	2,347
2,762,000	DKK	3/10/2020	CSS (e)	Receive	0.41%	6 Month DKK CIBOR	2,973
3,683,000	DKK	3/20/2020	CSS (e)	Receive	0.37%	6 Month DKK CIBOR	2,980
416,000	USD	12/16/2020	CSS (e)	(Pay)	1.92%	3 Month USD LIBOR	(15,453)
1,772,000	EUR	12/16/2020	CSS (e)	Receive	0.37%	6 Month EURIBOR	38,734
6,260,000	SEK	6/16/2021	CSS (e)	Receive	0.51%	3 Month SEK STIBOR	6,582
6,743,000	SEK	6/16/2021	CSS (e)	Receive	0.50%	3 Month SEK STIBOR	6,893
5,710,000	SEK	6/16/2021	CSS (e)	Receive	0.42%	3 Month SEK STIBOR	3,248
1,685,000	AUD	6/16/2021	CSS (e)	Receive	2.53%	6 Month AUD BBSW	16,344
3,785,000	MXN	10/11/2024	BCI (e)	Receive	6.18%	TIIE	2,874
5,000,000	MXN	10/16/2024	BCI (e)	Receive	6.03%	TIIE	731
5,400,000	MXN	10/18/2024	BCI (e)	Receive	6.12%	TIIE	2,666

See accompanying notes to the financial statements.	87

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
4,900,000	MXN	10/25/2024	BCI (e)	Receive	6.19%	TIIE	$3,757
1,707,000	MXN	10/28/2024	BCI (e)	Receive	6.13%	TIIE	892
409,000	AUD	11/6/2024	BCI (e)	Receive	4.35%	6 Month AUD BBSW	21,246
1,300,000	AUD	11/7/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	66,052
1,000,000	AUD	11/13/2024	BCI (e)	Receive	4.31%	6 Month AUD BBSW	50,604
276,000	AUD	5/7/2025	BCI (e)	Receive	3.76%	6 Month AUD BBSW	8,473
664,000	AUD	5/8/2025	BCI (e)	Receive	3.78%	6 Month AUD BBSW	20,847
327,000	AUD	5/8/2025	BCI (e)	Receive	3.80%	6 Month AUD BBSW	10,446
346,000	AUD	5/11/2025	BCI (e)	Receive	3.71%	6 Month AUD BBSW	10,083
420,000	AUD	6/10/2025	BCI (e)	(Pay)	3.99%	6 Month AUD BBSW	(15,784)
361,000	AUD	7/9/2025	CSS (e)	(Pay)	3.87%	6 Month AUD BBSW	(12,035)
347,000	AUD	7/10/2025	CSS (e)	(Pay)	3.80%	6 Month AUD BBSW	(10,832)
1,876,000	AUD	8/13/2025	CSS (e)	(Pay)	3.69%	6 Month AUD BBSW	(51,290)
1,193,000	AUD	10/6/2025	CSS (e)	(Pay)	3.40%	6 Month AUD BBSW	(21,056)
394,000	EUR	11/24/2025	CSS (e)	Receive	0.81%	6 Month EURIBOR	14,372
367,500	EUR	12/16/2025	CSS (e)	Receive	0.69%	6 Month EURIBOR	8,410
1,700,000	EUR	12/17/2025	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(82,475)
667,000	USD	12/17/2025	CSS (e)	(Pay)	2.43%	3 Month USD LIBOR	(52,656)
428,000	GBP	12/17/2025	CSS (e)	(Pay)	2.32%	6 Month GBP LIBOR	(18,027)
1,040,000	EUR	12/17/2025	CSS (e)	Receive	1.85%	6 Month EURIBOR	49,097
10,259,000	MXN	1/27/2026	CSS (e)	Receive	6.05%	TIIE	(4,163)
313,000	GBP	6/17/2026	CSS (e)	(Pay)	2.15%	6 Month GBP LIBOR	(8,249)
116,000	GBP	2/17/2027	CSS (e)	(Pay)	1.39%	6 Month GBP LIBOR	849
49,000	EUR	8/21/2027	CSS (e)	(Pay)	0.79%	6 Month EURIBOR	(264)
355,000	GBP	12/18/2030	CSS (e)	Receive	2.47%	6 Month GBP LIBOR	11,773
1,570,000	EUR	12/18/2030	CSS (e)	Receive	2.34%	6 Month EURIBOR	66,392
53,000	EUR	12/17/2031	CSS (e)	(Pay)	0.94%	6 Month EURIBOR	(282)
74,000	GBP	6/16/2032	CSS (e)	(Pay)	1.67%	6 Month GBP LIBOR	(1,390)
151,000	CHF	1/13/2035	CSS (e)	(Pay)	1.22%	6 Month CHF LIBOR	(9,443)
75,000	CHF	1/13/2035	CSS (e)	(Pay)	1.33%	6 Month CHF LIBOR	(5,551)
77,000	CHF	1/15/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(5,849)
309,000	CHF	1/16/2035	CSS (e)	(Pay)	1.35%	6 Month CHF LIBOR	(23,470)
161,000	CHF	3/4/2035	CSS (e)	(Pay)	1.14%	6 Month CHF LIBOR	(8,870)
254,000	USD	12/19/2035	CSS (e)	(Pay)	2.72%	3 Month USD LIBOR	(31,794)
394,000	EUR	11/24/2045	CSS (e)	(Pay)	1.28%	6 Month EURIBOR	(34,596)
267,000	GBP	12/20/2045	CSS (e)	(Pay)	2.07%	6 Month GBP LIBOR	(21,334)
138,000	GBP	12/20/2045	CSS (e)	Receive	1.70%	6 Month GBP LIBOR	3,073
287,000	GBP	12/20/2045	CSS (e)	Receive	1.61%	6 Month GBP LIBOR	2,516
263,000	GBP	12/20/2045	CSS (e)	Receive	1.74%	6 Month GBP LIBOR	7,489
424,000	EUR	12/20/2045	CSS (e)	(Pay)	1.80%	6 Month EURIBOR	(35,743)
369,000	GBP	12/20/2045	CSS (e)	(Pay)	2.30%	6 Month GBP LIBOR	(43,072)
416,000	EUR	12/20/2045	CSS (e)	(Pay)	1.87%	6 Month EURIBOR	(38,728)
300,000	GBP	12/20/2045	CSS (e)	(Pay)	2.25%	6 Month GBP LIBOR	(32,450)

88	See accompanying notes to the financial statements.

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
302,000	EUR	12/20/2045	CSS (e)	Receive	1.90%	6 Month EURIBOR	$29,269
349,000	EUR	12/20/2045	CSS (e)	Receive	1.85%	6 Month EURIBOR	31,681
858,000	GBP	12/20/2045	CSS (e)	Receive	2.20%	6 Month GBP LIBOR	86,745
2,460,000	EUR	12/20/2045	CSS (e)	Receive	1.92%	6 Month EURIBOR	248,143
620,000	EUR	12/20/2045	CSS (e)	Receive	1.85%	6 Month EURIBOR	56,367
392,000	GBP	12/20/2045	CSS (e)	Receive	2.22%	6 Month GBP LIBOR	40,924
467,000	USD	12/20/2045	CSS (e)	Receive	2.92%	3 Month USD LIBOR	22,356
405,000	USD	3/21/2046	CSS (e)	(Pay)	2.39%	3 Month USD LIBOR	2,308
492,000	USD	3/21/2046	CSS (e)	(Pay)	2.32%	3 Month USD LIBOR	6,497
410,000	USD	3/21/2046	CSS (e)	Receive	2.53%	3 Month USD LIBOR	3,589
509,000	USD	3/21/2046	CSS (e)	(Pay)	2.48%	3 Month USD LIBOR	(1,858)
849,000	USD	3/21/2046	CSS (e)	(Pay)	2.68%	3 Month USD LIBOR	(20,229)
357,000	EUR	12/19/2046	CSS (e)	(Pay)	1.13%	6 Month EURIBOR	803
516,000	GBP	2/17/2047	CSS (e)	(Pay)	1.63%	6 Month GBP LIBOR	3,431
414,000	GBP	6/19/2047	CSS (e)	(Pay)	1.63%	6 Month GBP LIBOR	(8,240)
260,000	EUR	8/23/2047	CSS (e)	(Pay)	1.25%	6 Month EURIBOR	(878)

							$377,530

					Premiums to (Pay) Receive		$(4,135)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

See accompanying notes to the financial statements.	89

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO U.S. Treasury Fund returned +0.19% (net) for the fiscal year ended February 29, 2016, as compared with +0.06% for the Citigroup 3-Month Treasury Bill Index.

The Fund outperformed the benchmark during the fiscal year by +0.13%, with contributions coming from security selection in Treasury Bills.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

90

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO U.S. Treasury Fund and the Citigroup 3-Month Treasury Bill Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

91

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.6%
Other	(0.6)

100.0%

92

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.6%

	U.S. Government — 100.5%
30,500,000	U.S. Treasury Bill, 0.09%, due 03/03/16 (a)	30,499,786
62,000,000	U.S. Treasury Bill, 0.24%, due 03/31/16 (a)	61,987,290
190,000,000	U.S. Treasury Bill, 0.24%, due 04/07/16 (a)	189,951,930
235,000,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (a)	234,904,590
255,500,000	U.S. Treasury Bill, 0.27%, due 04/28/16 (a)	255,387,069
64,000,000	U.S. Treasury Bill, 0.27%, due 05/05/16 (a)	63,968,448
75,000,000	U.S. Treasury Bill, 0.30%, due 05/19/16 (a)	74,951,325
107,500,000	U.S. Treasury Bill, 0.31%, due 06/02/16 (a)	107,413,893
167,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (a)	166,854,376
145,500,000	U.S. Treasury Bill, 0.32%, due 06/23/16 (a)	145,353,045
50,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (a)	49,943,000
35,000,000	U.S. Treasury Bill, 0.36%, due 07/07/16 (a)	34,956,215
50,000,000	U.S. Treasury Bill, 0.35%, due 07/14/16 (a)	49,934,550
24,000,000	U.S. Treasury Bill, 0.38%, due 07/21/16 (a)	23,964,192
95,000,000	U.S. Treasury Bill, 0.42%, due 07/28/16 (a)	94,837,740
184,000,000	U.S. Treasury Bill, 0.44%, due 08/04/16 (a)	183,650,952
100,000,000	U.S. Treasury Bill, 0.45%, due 08/11/16 (a)	99,797,100
125,000,000	U.S. Treasury Bill, 0.47%, due 08/18/16 (a)	124,727,750
50,000,000	U.S. Treasury Bill, 0.47%, due 08/25/16 (a)	49,885,750
94,000,000	U.S. Treasury Note, 0.38%, due 03/15/16	94,004,512
150,000,000	U.S. Treasury Note, 0.38%, due 03/31/16	150,015,000
215,000,000	U.S. Treasury Note, 0.25%, due 04/15/16	214,992,045
242,000,000	U.S. Treasury Note, 0.38%, due 04/30/16	242,025,652
100,000,000	U.S. Treasury Note, 2.00%, due 04/30/16	100,273,200
50,000,000	U.S. Treasury Note, 0.25%, due 05/15/16	49,988,300
75,000,000	U.S. Treasury Note, 0.38%, due 05/31/16	75,000,000
50,000,000	U.S. Treasury Note, 0.50%, due 06/15/16	50,015,650
10,000,000	U.S. Treasury Note, 0.50%, due 06/30/16	10,001,170
50,000,000	U.S. Treasury Note, 1.50%, due 06/30/16	50,168,900
57,000,000	U.S. Treasury Note, 0.63%, due 07/15/16	57,027,816
100,000,000	U.S. Treasury Note, 0.50%, due 07/31/16	99,995,100
60,000,000	U.S. Treasury Note, 0.63%, due 08/15/16	60,029,340
65,000,000	U.S. Treasury Note, 4.88%, due 08/15/16	66,293,630
139,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	138,976,926
170,000,000	U.S. Treasury Note, 0.88%, due 09/15/16	170,285,600
110,000,000	U.S. Treasury Note, 0.50%, due 09/30/16	109,952,700
100,000,000	U.S. Treasury Note, 1.00%, due 09/30/16	100,250,000
25,000,000	U.S. Treasury Note, 1.00%, due 10/31/16	25,063,475
10,000,000	U.S. Treasury Note, 0.63%, due 11/15/16	9,999,220
15,000,000	U.S. Treasury Note, 4.63%, due 11/15/16	15,417,780
20,000,000	U.S. Treasury Note, 0.50%, due 11/30/16	19,978,900
50,000,000	U.S. Treasury Note, 0.63%, due 12/15/16	49,978,500
27,000,000	U.S. Treasury Note, 0.63%, due 12/31/16	26,987,337
15,000,000	U.S. Treasury Note, 0.75%, due 01/15/17	15,007,620
10,000,000	U.S. Treasury Note, 0.88%, due 01/31/17	10,015,230

	Total U.S. Government	4,054,712,604

Shares	Description	Value ($)
	Money Market Funds — 0.1%
1,048,654	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17%(b)	1,048,654

	TOTAL SHORT-TERM INVESTMENTS (COST $4,055,991,401)	4,055,761,258

	TOTAL INVESTMENTS — 100.6% (Cost $4,055,991,401)	4,055,761,258
	Other Assets and Liabilities (net) — (0.6%)	(22,257,283)

	TOTAL NET ASSETS — 100.0%	$4,033,503,975

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of February 29, 2016.

See accompanying notes to the financial statements.	93

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Fixed Income Team at Grantham, Mayo, Van Otterloo  & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO World Opportunity Overlay Fund returned -0.22% (net) for the fiscal year ended February 29, 2016, as compared with +0.50% for the J.P. Morgan U.S. 3 Month Cash Index.

The Fund underperformed its benchmark during the fiscal year by -0.72%. The Fund’s opportunistic positioning in a swap spread strategy detracted during the fiscal year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

94

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO World Opportunity Overlay Fund and the J.P. Morgan U.S. 3 Month Cash Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, please visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

*	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

For J.P. Morgan disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

95

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	69.3%
Short-Term Investments	28.5
Swap Contracts	0.0 ^
Other	2.2

100.0%

Industry Summary	% of Debt Obligations
U.S. Government	78.5%
Commercial Mortgage-Backed Securities	8.5
Residential Mortgage-Backed Securities – Subprime	7.0
Residential Mortgage-Backed Securities – Other	4.0
U.S. Government Agency	2.0
Collateralized Debt Obligations	0.0 ^

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

^	Rounds to 0.0%.

96

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 69.3%

	Asset-Backed Securities — 13.5%
	Collateralized Debt Obligations — 0.0%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.42%, due 11/23/52	6,778

	Commercial Mortgage-Backed Securities — 5.9%
621,586	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 0.81%, due 01/25/35	553,586
932,856	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 0.83%, due 01/25/36	806,764
1,258,352	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 1.30%, 1.74%, due 12/25/37	1,426,786
337,620	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 0.67%, due 11/15/33	325,232
571,314	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 02/25/30	532,655
359,226	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 09/25/30	334,106

	Total Commercial Mortgage-Backed Securities	3,979,129

	Residential Mortgage-Backed Securities — Other — 2.7%
2,355,440	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.43%, due 02/28/40	1,845,823

Par Value ($) / Shares	Description	Value ($)
	Residential Mortgage-Backed Securities — Subprime — 4.9%
7,367,109	Securitized Asset-Backed Receivables LLC, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 0.60%, due 07/25/36	3,330,282

	Total Asset-Backed Securities	9,162,012

	U.S. Government — 54.4%
41,250,000	U.S. Treasury Strip Coupon, due 02/15/23	36,802,714

	U.S. Government Agency — 1.4%
800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	941,000

	TOTAL DEBT OBLIGATIONS (COST $55,628,567)	46,905,726

	SHORT-TERM INVESTMENTS — 28.5%

	Money Market Funds — 2.0%
1,372,684	State Street Institutional Liquid Reserves Fund-Premier Class, 0.42%(a)	1,372,684

	U.S. Government — 26.5%
18,000,000	U.S. Treasury Bill, 0.05%, due 08/25/16 (b)	17,958,870

	TOTAL SHORT-TERM INVESTMENTS (COST $19,333,301)	19,331,554

	TOTAL INVESTMENTS — 97.8% (Cost $74,961,868)	66,237,280
	Other Assets and Liabilities (net) — 2.2%	1,472,814

	TOTAL NET ASSETS — 100.0%	$67,710,094

See accompanying notes to the financial statements.	97

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Swap Contracts

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,250,000	USD	2/15/2023	CSS (c)	(Pay)	0.00%	3 Month USD LIBOR	$(4,894,162)
2,256,000	EUR	4/14/2030	CSS (c)	(Pay)	0.72%	6 Month EURIBOR	22,054
1,696,000	EUR	4/14/2035	CSS (c)	(Pay)	0.80%	6 Month EURIBOR	45,368
238,914	EUR	2/17/2045	CSS (c)	(Pay)	1.18%	6 Month EURIBOR	(13,192)
2,341,000	EUR	4/14/2045	CSS (c)	Receive	0.85%	6 Month EURIBOR	(93,929)
3,197,600	EUR	12/22/2046	CSS (c)	(Pay)	1.43%	6 Month EURIBOR	(120,712)
2,005,400	EUR	2/3/2047	CSS (c)	(Pay)	1.43%	6 Month EURIBOR	(76,622)
12,456,222	EUR	2/3/2047	CSS (c)	(Pay)	0.97%	6 Month EURIBOR	295,195

							$(4,836,000)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(b)	The rate shown represents yield-to-maturity.

(c)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 99.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2016

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ABS - Asset-Backed Security

AMBAC - Insured as to the payment of principal and interest by AMBAC

Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BBA - British Bankers’ Association

BOBL - Bundesobligationen

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty

Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security

Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance

Corp.

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SIFMA - Securities Industry and Financial Markets Association

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium

Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States

Dollars.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the interest rates at February 29, 2016, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCI - Barclays Capital Inc.

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA)   LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPMF - J.P. Morgan Securities LLC

JPM - JPMorgan Chase Bank, N.A.

MSCS - Morgan Stanley Capital   Services

MSCI - Morgan Stanley & Co.   International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

PEN - Peruvian Sol

SEK - Swedish Krona

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	99

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$1,722,985,429	$82,829,366	$37,651,075	$1,578,475,991
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	651,060,734	180,238,561	24,214,572	77,841,625
Receivable for investments sold	129,085,101	2,026,925	601,610	—
Cash	147,351	5,168	1,437	389,366
Dividends and interest receivable	3,381,705	335,032	432,933	2,778,481
Unrealized appreciation on open forward currency contracts (Note 4)	42,477,471	813,658	439,568	53,454
Receivable for variation margin on open futures contracts (Note 4)	—	—	45,582	—
Receivable for variation margin on open cleared swap contracts (Note 4)	9,625,707	—	33,872	—
Due from broker (Note 2)	70,182,992	6,024,102	355,100	8,435,995
Receivable for open OTC swap contracts (Note 4)	89,887,084	2,109,672	627,219	15,373,034
Interest receivable for open OTC swap contracts	612,903	15,070	4,516	—
Receivable for closed swap contracts (Note 4)	47,664	1,811,371	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	36,862	32,012	19,695	127,875

Total assets	2,719,531,003	276,240,937	64,427,179	1,683,475,821

Liabilities:
Due to broker (Note 2)	—	10,387	4,138	—
Payable for investments purchased	186,167,200	3,494,838	1,036,779	18,071,203
Payable for Fund shares repurchased	11,253,142	—	—	—
Payable for closed swap contracts	—	—	—	884,067
Payable to affiliate for (Note 5):
Management fee	473,493	56,340	13,215	346,617
Shareholder service fee	130,564	24,734	7,930	76,256
Payable for variation margin on open futures contracts (Note 4)	221,058	4,453	—	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	328,609	—	486,868
Unrealized depreciation on open forward currency contracts (Note 4)	36,281,045	829,548	507,526	20,577
Payable for open OTC swap contracts (Note 4)	95,961,437	1,644,657	486,069	15,302,596
Written options outstanding, at value (Note 4)(c)	147,382,831	2,470,447	732,372	110,980
Payable to agents unaffiliated with GMO	310	31	28	242
Payable to Trustees and related expenses	3,945	352	84	2,367
Accrued expenses	287,678	128,699	120,289	154,841
Miscellaneous payable	34,570	—	—	—

Total liabilities	478,197,273	8,993,095	2,908,430	35,456,614

Net assets	$2,241,333,730	$267,247,842	$61,518,749	$1,648,019,207

(a) Cost of investments – unaffiliated issuers:	$1,836,532,117	$80,966,641	$39,638,960	$1,623,922,086
(b) Cost of investments – affiliated issuers:	$651,124,157	$175,367,459	$22,155,933	$77,832,488
(c) Premiums on options:	$107,990,595	$1,721,643	$510,173	$432,812

100	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Net assets consist of:
Paid-in capital	$2,364,264,418	$390,338,987	$69,494,575	$1,827,508,987
Accumulated undistributed net investment income	—	341,183	274,607	6,227,235
Distributions in excess of net investment income	(49,400,874)	—	—	—
Accumulated net realized gain (loss)	(61,152,193)	(122,850,849)	(8,947,683)	(139,946,216)
Net unrealized appreciation (depreciation)	(12,377,621)	(581,479)	697,250	(45,770,799)

	$2,241,333,730	$267,247,842	$61,518,749	$1,648,019,207

Net assets attributable to:
Class III shares	$352,828,437	$52,187,469	$61,518,749	$—

Class IV shares	$—	$215,060,373	$—	$—

Class VI shares	$1,888,505,293	$—	$—	$1,648,019,207

Shares outstanding:
Class III	15,923,188	7,321,230	6,919,237	—

Class IV	—	30,084,782	—	—

Class VI	85,027,831	—	—	67,063,837

Net asset value per share:
Class III	$22.16	$7.13	$8.89	$—

Class IV	$—	$7.15	$—	$—

Class VI	$22.21	$—	$—	$24.57

See accompanying notes to the financial statements.	101

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$3,844,738,655	$26,865,578	$4,055,761,258	$66,237,280
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	98,730,985	10,802,391	—	—
Foreign currency, at value (Note 2)(c)	942,579	—	—	—
Receivable for investments sold	3,288,885	391,494	—	—
Cash	2	—	—	23,143
Dividends and interest receivable	70,952,715	141,531	3,884,445	5,035
Unrealized appreciation on open forward currency contracts (Note 4)	2,199,574	191,242	—	—
Receivable for variation margin on open futures contracts (Note 4)	—	14,082	—	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	36,039	—	—
Due from broker (Note 2)	7,152,999	207,730	—	1,642,029
Receivable for open OTC swap contracts (Note 4)	48,245,395	368,018	—	—
Interest receivable for open OTC swap contracts	318,665	2,929	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	3,619	19,164	378,878	21,268
Receivable for options (Note 4)(d)	216,363	—	—	—
Miscellaneous receivable	23,911	—	—	—

Total assets	4,076,814,347	39,040,198	4,060,024,581	67,928,755

Liabilities:
Due to broker (Note 2)	—	3,015	—	128
Payable for investments purchased	—	673,508	12,489,731	—
Payable for Fund shares repurchased	3,188,114	—	13,305,890	—
Payable to affiliate for (Note 5):
Management fee	1,143,782	5,961	274,343	—
Shareholder service fee	360,421	4,706	—	—
Payable for variation margin on open cleared swap contracts (Note 4)	218,913	—	—	112,945
Dividend payable	—	—	271,162	—
Unrealized depreciation on open forward currency contracts (Note 4)	164,038	201,499	—	—
Payable for open OTC swap contracts (Note 4)	117,911,068	314,608	—	—
Payable for reverse repurchase agreements (Note 2)	20,082,300	—	—	—
Payable for options (Note 4)(d)	5,735,894	—	—	—
Written options outstanding, at value (Note 4)(d)	—	476,626	—	—
Payable to agents unaffiliated with GMO	577	—	445	28
Payable to Trustees and related expenses	5,236	46	4,709	597
Accrued expenses	527,715	119,269	174,326	104,963

Total liabilities	149,338,058	1,799,238	26,520,606	218,661

Net assets	$3,927,476,289	$37,240,960	$4,033,503,975	$67,710,094

(a) Cost of investments – unaffiliated issuers:	$4,034,649,202	$26,427,264	$4,055,991,401	$74,961,868
(b) Cost of investments – affiliated issuers:	$96,624,219	$10,361,975	$—	$—
(c) Cost of foreign currency:	$954,540	$—	$—	$—
(d) Premiums on options:	$4,646,591	$332,142	$—	$—

102	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Net assets consist of:
Paid-in capital	$4,473,287,150	$51,024,059	$4,033,642,324
Accumulated undistributed net investment income	—	9,851	—
Distributions in excess of net investment income	(11,084,718)	—	—
Accumulated net realized gain (loss)	(306,207,630)	(15,048,917)	91,794
Net unrealized appreciation (depreciation)	(228,518,513)	1,255,967	(230,143)

	$3,927,476,289	$37,240,960	$4,033,503,975

Net assets attributable to:
Core Class shares	$—	$—	$4,033,503,975	$67,710,094

Class III shares	$827,667,086	$37,240,960	$—	$—

Class IV shares	$3,099,809,203	$—	$—	$—

Shares outstanding:
Core Class	—	—	161,346,855	4,438,556

Class III	95,444,954	4,330,118	—	—

Class IV	357,945,527	—	—	—

Net asset value per share:
Core Class	$—	$—	$25.00	$15.25

Class III	$8.67	$8.60	$—	$—

Class IV	$8.66	$—	$—	$—

See accompanying notes to the financial statements.	103

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund
Investment Income:
Interest	$19,055,164	$2,317,214	$659,236	$41,826,363
Dividends from unaffiliated issuers	217,584	—	200	—
Dividends from affiliated issuers (Note 10)	722,198	1,493,441	285,812	99,880

Total investment income	19,994,946	3,810,655	945,248	41,926,243

Expenses:
Management fee (Note 5)	8,638,077	640,302	166,662	4,301,233
Shareholder service fee – Class III (Note 5)	546,237	78,304	99,997	—
Shareholder service fee – Class IV (Note 5)	—	203,918	—	—
Shareholder service fee – Class VI (Note 5)	1,700,090	—	—	946,271
Interest expense (Note 2)	653,415	18,506	5,748	1,393
Audit and tax fees	129,895	118,890	108,557	178,270
Custodian, fund accounting agent and transfer agent fees	710,188	256,704	236,446	246,809
Legal fees	102,738	22,874	13,180	159,964
Registration fees	5,262	5,594	3,466	1,932
Trustees’ fees and related expenses (Note 5)	42,724	3,198	822	21,414
Miscellaneous	35,682	15,372	13,392	19,690

Total expenses	12,564,308	1,363,662	648,270	5,876,976
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(965,477)	(403,888)	(363,775)	(570,176)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(107,247)	(18,271)	—
Shareholder service fee waived (Note 5)	—	(26,454)	(4,762)	—

Net expenses	11,598,831	826,073	261,462	5,306,800

Net investment income (loss)	8,396,115	2,984,582	683,786	36,619,443

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(183,676,235)	(3,515,434)	(2,150,804)	(23,804,476)
Investments in affiliated issuers	(44,034)	122,049	216,118	659
Realized gain distributions from affiliated issuers (Note 10)	245,971	45,535	2,797	24,837
Futures contracts	(29,322,217)	(367,639)	(329,259)	(1,069,070)
Options	(104,656,968)	(711,366)	(211,280)	25,650
Swap contracts	(168,262,810)	(2,150,177)	(272,024)	890,978
Foreign currency, forward contracts and foreign currency related transactions	63,990,807	1,392,526	3,113,120	217,968

Net realized gain (loss)	(421,725,486)	(5,184,506)	368,668	(23,713,454)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,168,348)	318,746	(538,682)	(369,270)
Investments in affiliated issuers	(63,423)	(1,679,003)	(529,441)	9,137
Futures contracts	7,058,368	(113,275)	232,871	(218,726)
Options	(61,779,671)	(1,122,744)	(332,859)	321,832
Swap contracts	50,084,615	(4,203,643)	(17,586)	(1,244,605)
Foreign currency, forward contracts and foreign currency related transactions	(38,810,279)	(694,456)	(947,947)	32,877

Net unrealized gain (loss)	(58,678,738)	(7,494,375)	(2,133,644)	(1,468,755)

Net realized and unrealized gain (loss)	(480,404,224)	(12,678,881)	(1,764,976)	(25,182,209)

Net increase (decrease) in net assets resulting from operations	$(472,008,109)	$(9,694,299)	$(1,081,190)	$11,437,234

104	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016 — (Continued)

	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Investment Income:
Interest	$238,858,622	$474,956	$5,768,411	$1,234,701
Dividends from unaffiliated issuers	3,380,868	219	—	3,987
Dividends from affiliated issuers (Note 10)	329,800	161,483	—	—

Total investment income	242,569,290	636,658	5,768,411	1,238,688

Expenses:
Management fee (Note 5)	13,935,773	72,672	2,843,246	—
Shareholder service fee – Class III (Note 5)	1,263,043	57,372	—	—
Shareholder service fee – Class IV (Note 5)	3,139,286	—	—	—
Interest expense (Note 2)	54	3,649	—	—
Audit and tax fees	170,245	118,826	52,577	116,872
Custodian, fund accounting agent and transfer agent fees	1,142,744	229,120	394,335	52,653
Legal fees	128,082	12,336	116,126	17,264
Registration fees	35,296	3,832	2,096	—
Trustees’ fees and related expenses (Note 5)	50,482	456	44,155	1,380
Miscellaneous	38,226	13,336	25,598	12,792

Total expenses	19,903,231	511,599	3,478,133	200,961
Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(343,257)	(3,420,618)	(184,097)
Indirectly incurred fees waived or borne by GMO (Note 5)	(35,264)	(11,176)	—	—
Shareholder service fee waived (Note 5)	(7,758)	(2,894)	—	—

Net expenses	19,860,209	154,272	57,515	16,864

Net investment income (loss)	222,709,081	482,386	5,710,896	1,221,824

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(18,525,946)	(936,087)	1,739,205	(4,262,303)
Investments in affiliated issuers	2,325,439	504,425	—	—
Realized gain distributions from affiliated issuers (Note 10)	29,804	761	—	—
Futures contracts	—	(92,992)	—	—
Options	—	(137,124)	—	(829,040)
Swap contracts	(5,436,863)	(50,126)	—	(417,675)
Foreign currency, forward contracts and foreign currency related transactions	6,030,592	123,232	—	(108,465)

Net realized gain (loss)	(15,576,974)	(587,911)	1,739,205	(5,617,483)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(269,670,248)	429,351	(316,810)	5,654,651
Investments in affiliated issuers	(2,775,687)	(678,127)	—	—
Futures contracts	—	110,233	—	—
Options	(1,901,015)	(217,075)	—	(174,750)
Swap contracts	(12,616,785)	(115,575)	—	(1,542,871)
Foreign currency, forward contracts and foreign currency related transactions	(1,931,741)	(55,647)	—	(31,876)

Net unrealized gain (loss)	(288,895,476)	(526,840)	(316,810)	3,905,154

Net realized and unrealized gain (loss)	(304,472,450)	(1,114,751)	1,422,395	(1,712,329)

Net increase (decrease) in net assets resulting from operations	$(81,763,369)	$(632,365)	$7,133,291	$(490,505)

See accompanying notes to the financial statements.	105

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,396,115	$39,876,309	$2,984,582	$2,238,588
Net realized gain (loss)	(421,725,486)	449,342,579	(5,184,506)	21,423,344
Change in net unrealized appreciation (depreciation)	(58,678,738)	42,130,760	(7,494,375)	(2,327,171)

Net increase (decrease) in net assets from operations	(472,008,109)	531,349,648	(9,694,299)	21,334,761

Distributions to shareholders from:
Net investment income
Class III	(26,485,630)	(6,974,209)	(2,771,556)	(2,076,103)
Class IV	—	—	(9,179,274)	(7,877,190)
Class VI	(286,205,734)	(133,170,885)	—	—

Total distributions from net investment income	(312,691,364)	(140,145,094)	(11,950,830)	(9,953,293)

Net realized gains
Class III	—	(4,140,537)	—	—
Class VI	—	(76,989,674)	—	—

Total distributions from net realized gains	—	(81,130,211)	—	—

Net share transactions (Note 9):
Class III	(1,399,770)	141,861,326	5,926,234	63,605
Class IV	—	—	40,867,382	(9,548,081)
Class VI	(2,046,673,477)	1,511,962,518	—	—

Increase (decrease) in net assets resulting from net share transactions	(2,048,073,247)	1,653,823,844	46,793,616	(9,484,476)

Total increase (decrease) in net assets	(2,832,772,720)	1,963,898,187	25,148,487	1,896,992

Net assets:
Beginning of period	5,074,106,450	3,110,208,263	242,099,355	240,202,363

End of period	$2,241,333,730	$5,074,106,450	$267,247,842	$242,099,355

Accumulated undistributed net investment income	$—	$265,653,857	$341,183	$13,521,277

Distributions in excess of net investment income	$(49,400,874)	$—	$—	$—

106	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Currency Hedged International Bond Fund		Debt Opportunities Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$683,786	$876,502	$36,619,443	$42,401,605
Net realized gain (loss)	368,668	14,610,654	(23,713,454)	(114,372,832)
Change in net unrealized appreciation (depreciation)	(2,133,644)	(4,009,653)	(1,468,755)	148,932,499

Net increase (decrease) in net assets from operations	(1,081,190)	11,477,503	11,437,234	76,961,272

Distributions to shareholders from:
Net investment income
Class III	(6,260,770)	(3,520,049)	—	—
Class VI	—	—	(28,535,302)	(27,501,224)

Total distributions from net investment income	(6,260,770)	(3,520,049)	(28,535,302)	(27,501,224)

Net share transactions (Note 9):
Class III	(3,029,814)	(7,903,687)	—	—
Class VI	—	—	(128,174,824)	(371,805,716)

Increase (decrease) in net assets resulting from net share transactions	(3,029,814)	(7,903,687)	(128,174,824)	(371,805,716)

Purchase premiums and redemption fees (Notes 2 and 9):
Class VI	—	—	2,486,765	2,071,101

Increase in net assets resulting from purchase premiums and redemption fees	—	—	2,486,765	2,071,101

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(3,029,814)	(7,903,687)	(125,688,059)	(369,734,615)

Total increase (decrease) in net assets	(10,371,774)	53,767	(142,786,127)	(320,274,567)

Net assets:
Beginning of period	71,890,523	71,836,756	1,790,805,334	2,111,079,901

End of period	$61,518,749	$71,890,523	$1,648,019,207	$1,790,805,334

Accumulated undistributed net investment income	$274,607	$5,101,621	$6,227,235	$7,473,441

Distributions in excess of net investment income	$—	$—	$—	$—

See accompanying notes to the financial statements.	107

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		Global Bond Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$222,709,081	$201,792,745	$482,386	$728,527
Net realized gain (loss)	(15,576,974)	(43,219,761)	(587,911)	4,034,601
Change in net unrealized appreciation (depreciation)	(288,895,476)	28,077,921	(526,840)	(2,138,588)

Net increase (decrease) in net assets from operations	(81,763,369)	186,650,905	(632,365)	2,624,540

Distributions to shareholders from:
Net investment income
Class III	(60,444,445)	(68,327,806)	—	(161,483)
Class IV	(216,009,314)	(220,418,369)	—	—

Total distributions from net investment income	(276,453,759)	(288,746,175)	—	(161,483)

Net share transactions (Note 9):
Class III	158,036,105	199,795,127	(8,846,811)	(97,012,329)
Class IV	113,254,771	855,530,497	—	—

Increase (decrease) in net assets resulting from net share transactions	271,290,876	1,055,325,624	(8,846,811)	(97,012,329)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	1,308,961	1,599,556	—	—
Class IV	4,807,531	5,485,200	—	—

Increase in net assets resulting from purchase premiums and redemption fees	6,116,492	7,084,756	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	277,407,368	1,062,410,380	(8,846,811)	(97,012,329)

Total increase (decrease) in net assets	(80,809,760)	960,315,110	(9,479,176)	(94,549,272)

Net assets:
Beginning of period	4,008,286,049	3,047,970,939	46,720,136	141,269,408

End of period	$3,927,476,289	$4,008,286,049	$37,240,960	$46,720,136

Accumulated undistributed net investment income	$—	$37,489,047	$9,851	$—

Distributions in excess of net investment income	$(11,084,718)	$—	$—	$(1,159,950)

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Treasury Fund		World Opportunity Overlay Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Year Ended February 29, 2016	Year Ended February 28, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,710,896	$1,025,860	$1,221,824	$2,018,507
Net realized gain (loss)	1,739,205	270,404	(5,617,483)	(49,065,985)
Change in net unrealized appreciation (depreciation)	(316,810)	49,039	3,905,154	40,853,216

Net increase (decrease) in net assets from operations	7,133,291	1,345,303	(490,505)	(6,194,262)

Distributions to shareholders from:
Net investment income
Core Class	(5,710,896)	(1,025,860)

Total distributions from net investment income	(5,710,896)	(1,025,860)

Net realized gains
Core Class	(1,739,695)	(275,107)

Total distributions from net realized gains	(1,739,695)	(275,107)

Return of capital
Core Class	—	—	(72,000,000)	—

Total distributions from return of capital	—	—	(72,000,000)	—

Net share transactions (Note 9):
Core Class	1,789,890,628	334,022,115	(39,756,109)	(376,185,803)

Increase (decrease) in net assets resulting from net share transactions	1,789,890,628	334,022,115	(39,756,109)	(376,185,803)

Total increase (decrease) in net assets	1,789,573,328	334,066,451	(112,246,614)	(382,380,065)

Net assets:
Beginning of period	2,243,930,647	1,909,864,196	179,956,708	562,336,773

End of period	$4,033,503,975	$2,243,930,647	$67,710,094	$179,956,708

See accompanying notes to the financial statements.	109

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2016		2015	2014		2013	2012		2016	2015	2014		2013	2012
Net asset value, beginning of period	$26.36		$24.57	$24.43		$24.60	$25.01		$26.40	$24.60	$24.46		$24.61	$25.01

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.01		0.38	0.00	(b)	(0.02)	0.32		0.06	0.22	0.03		0.01	0.56
Net realized and unrealized gain (loss)	(2.58)		2.48	0.17		0.12	0.78		(2.61)	2.68	0.16		0.11	0.57

Total from investment operations	(2.57)		2.86	0.17		0.10	1.10		(2.55)	2.90	0.19		0.12	1.13

Less distributions to shareholders:
From net investment income	(1.63)		(0.67)	(0.03)		(0.01)	(0.51)		(1.64)	(0.70)	(0.05)		(0.01)	(0.53)
From net realized gains	—		(0.40)	—		(0.26)	(1.00)		—	(0.40)	—		(0.26)	(1.00)

Total distributions	(1.63)		(1.07)	(0.03)		(0.27)	(1.51)		(1.64)	(1.10)	(0.05)		(0.27)	(1.53)

Net asset value, end of period	$22.16		$26.36	$24.57		$24.43	$24.60		$22.21	$26.40	$24.60		$24.46	$24.61

Total Return(c)	(9.88)%		11.92%	0.72%		0.42%	4.49%		(9.79)%	12.05%	0.79%		0.52%	4.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,828		$421,910	$260,775		$91,186	$56,692		$1,888,505	$4,652,197	$2,849,433		$88,029	$116,591
Net operating expenses to average daily net assets(e)	0.40%		0.40%	0.40	%(d)	0.40%	0.40	%(d)	0.31%	0.31%	0.31	%(d)	0.31%	0.31	%(d)
Interest and/or dividend expenses to average daily net assets(f)	0.02%		0.01%	0.00	%(g)	—	0.01%		0.02%	0.01%	0.00	%(g)	—	0.01%
Total net expenses to average daily net assets	0.42%		0.41%	0.40%		0.40%	0.41%		0.33%	0.32%	0.31%		0.31%	0.32%
Net investment income (loss) to average daily net assets	0.03%		1.49%	0.01%		(0.08)%	1.31%		0.27%	0.84%	0.13%		0.02%	2.25%
Portfolio turnover rate	177	%(h)	177%	32%		233%	319%		177%	177%	32%		233%	319%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.02%	0.02%		0.08%	0.06%		0.03%	0.02%	0.02%		0.07%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratio is less than 0.01%.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 123% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

110	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net asset value, beginning of period	$7.81		$7.45		$7.41		$7.13		$7.26		$7.83		$7.47		$7.43		$7.14		$7.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.07		0.07		0.07		0.13		0.09		0.07		0.07		0.08		0.13
Net realized and unrealized gain (loss)	(0.38)		0.61		0.08		0.54		0.56		(0.39)		0.61		0.09		0.54		0.56

Total from investment operations	(0.30)		0.68		0.15		0.61		0.69		(0.30)		0.68		0.16		0.62		0.69

Less distributions to shareholders:
From net investment income	(0.38)		(0.32)		(0.11)		(0.33)		(0.82)		(0.38)		(0.32)		(0.12)		(0.33)		(0.82)

Total distributions	(0.38)		(0.32)		(0.11)		(0.33)		(0.82)		(0.38)		(0.32)		(0.12)		(0.33)		(0.82)

Net asset value, end of period	$7.13		$7.81		$7.45		$7.41		$7.13		$7.15		$7.83		$7.47		$7.43		$7.14

Total Return(b)	(3.93)%		9.25%		2.15%		8.67%		9.88%		(3.91)%		9.32%		2.15%		8.85%		9.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,187		$51,045		$48,632		$48,831		$46,924		$215,060		$191,054		$191,571		$190,527		$188,675
Net operating expenses to average daily net assets(c)	0.35%		0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.30%		0.32%		0.33%		0.33	%(d)	0.34	%(d)
Interest and/or dividend expenses to average daily net assets	0.01	%(f)	0.00	%(e)(f)	0.00	%(e)(f)	—		—		0.01	%(f)	0.00	%(e)(f)	0.00	%(e)(f)	—		—
Total net expenses to average daily net assets(c)	0.36%		0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.31%		0.32%		0.33%		0.33	%(d)	0.34	%(d)
Net investment income (loss) to average daily net assets(a)	1.14%		0.89%		0.95%		1.02%		1.74%		1.17%		0.94%		0.99%		1.07%		1.75%
Portfolio turnover rate	21	%(h)	128%		87%		135%		72%		21%		128%		87%		135%		72%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.21%		0.15%		0.12%		0.13%		0.12%		0.21%		0.15%		0.12%		0.13%		0.12%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Ratio is less than 0.01%.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Ratios include indirect fees waived or borne by the manager.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 15% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	111

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015		2014		2013	2012
Net asset value, beginning of period	$9.90		$8.90		$8.76		$8.35	$8.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.11		0.12		0.14	0.13
Net realized and unrealized gain (loss)	(0.24)		1.38		0.14		0.64	0.71

Total from investment operations	(0.15)		1.49		0.26		0.78	0.84

Less distributions to shareholders:
From net investment income	(0.86)		(0.49)		(0.11)		(0.37)	(0.41)
Return of capital	—		—		(0.01)		—	(0.26)

Total distributions	(0.86)		(0.49)		(0.12)		(0.37)	(0.67)

Net asset value, end of period	$8.89		$9.90		$8.90		$8.76	$8.35

Total Return(b)	(1.17)%		17.02%		3.04%		9.43%	10.48%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,519		$71,891		$71,837		$69,527	$72,021
Net operating expenses to average daily net assets(c)	0.38%		0.36%		0.39%		0.40%	0.39	%(d)
Interest and/or dividend expenses to average daily net assets	0.01	%(e)	0.00	%(e)(f)	0.00	%(e)(f)	—	—
Total net expenses to average daily net assets(c)	0.39%		0.36%		0.39%		0.40%	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.03%		1.19%		1.41%		1.61%	1.58%
Portfolio turnover rate	69	%(h)	117%		13%		34%	52%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.58%		0.27%		0.24%		0.27%	0.25%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the manager.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 24% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

112	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEBT OPPORTUNITIES FUND

	Class VI Shares
	Year Ended February 28/29,								Period from October 3, 2011 (commencement of operations) through February 29, 2012(a)
	2016		2015(a)		2014(a)(b)		2013(a)
Net asset value, beginning of period	$24.80		$24.22		$24.22		$22.54		$22.33

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.53		0.54		0.84		1.05		0.42
Net realized and unrealized gain (loss)	(0.34)		0.42		0.14		1.54		0.14

Total from investment operations	0.19		0.96		0.98		2.59		0.56

Less distributions to shareholders:
From net investment income	(0.42)		(0.38)		(0.56)		(0.35)		(0.21)
From net realized gains	—		—		(0.42)		(0.56)		(0.14)

Total distributions	(0.42)		(0.38)		(0.98)		(0.91)		(0.35)

Net asset value, end of period	$24.57	(e)	$24.80		$24.22		$24.22		$22.54

Total Return(d)	0.77%		3.98%		4.27%		11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,648,019		$1,790,805		$2,111,080		$812,020		$204,043
Net expenses to average daily net assets(f)	0.31%		0.31%		0.31	%(g)	0.31	%(g)	0.31	%*
Interest and/or dividend expenses to average daily net assets	0.00	%(h)(i)	0.00	%(h)(i)	—		—		—
Total net expenses to average daily net assets(f)(g)	0.31%		0.31%		0.31	%(g)	0.31	%(g)	0.31	%*
Net investment income (loss) to average daily net assets	2.13%		2.18%		3.51%		4.36%		4.59	%*
Portfolio turnover rate	66	%(k)	37%		30%		39%		23	%(j)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%		0.02%		0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.03		$0.01		$0.02		$0.00	(l)
(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Ratio is less than 0.01%.
(i)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(j)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
(k)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 51% of the average value of its portfolio.
(l)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net asset value, beginning of period	$9.49		$9.77		$10.34		$9.59		$9.10		$9.48		$9.76		$10.33		$9.58		$9.09

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		0.59	(b)	0.60		0.77		0.84		0.51		0.60	(b)	0.60		0.79		0.84
Net realized and unrealized gain (loss)	(0.68)		(0.01)		(0.59)		0.82		0.58		(0.67)		(0.02)		(0.58)		0.81		0.59

Total from investment operations	(0.17)		0.58		0.01		1.59		1.42		(0.16)		0.58		0.02		1.60		1.43

Less distributions to shareholders:
From net investment income	(0.65)		(0.86)		(0.58)		(0.84)		(0.93)		(0.66)		(0.86)		(0.59)		(0.85)		(0.94)

Total distributions	(0.65)		(0.86)		(0.58)		(0.84)		(0.93)		(0.66)		(0.86)		(0.59)		(0.85)		(0.94)

Net asset value, end of period	$8.67		$9.49		$9.77		$10.34		$9.59		$8.66		$9.48		$9.76		$10.33		$9.58

Total Return(c)	(1.77)%		6.03%		0.27%		17.04%		16.62%		(1.73)%		6.07%		0.33%		17.14%		16.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$827,667		$746,182		$582,639		$427,339		$679,533		$3,099,809		$3,262,104		$2,465,331		$1,908,041		$1,117,850
Net operating expenses to average daily net assets(d)	0.54%		0.56%		0.56	%(e)	0.60	%(e)	0.64	%(e)	0.49%		0.51%		0.51	%(e)	0.55	%(e)	0.59	%(e)
Interest and/or dividend expenses to average daily net assets	0.00	%(f)(i)	—		—		0.02	%(f)	0.08	%(f)	0.00	%(f)(i)	—		—		0.02	%(f)	0.08	%(f)
Total net expenses to average daily net assets(d)	0.54	%(f)	0.56%		0.56	%(e)	0.62	%(e)(f)	0.72	%(e)(f)	0.49	%(f)	0.51%		0.51	%(e)	0.57	%(e)(f)	0.67	%(e)(f)
Net investment income (loss) to average daily net assets(a)	5.58%		5.86	%(g)	5.99%		7.75%		8.90%		5.60%		5.93	%(g)	6.02%		7.84%		8.95%
Portfolio turnover rate	20	%(h)	18%		27%		36%		29%		20	%(h)	18%		27%		36%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(j)	0.00	%(i)	0.00	%(i)	—		0.00	%(i)	—		0.00	%(i)	0.00	%(i)	—		0.00	%(i)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.02		$0.03		$0.01		$0.01		$0.02		$0.02		$0.03		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Includes income per share of $0.02 and $0.03, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $0.57 and $0.57, respectively.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been 5.62% and 5.69%, respectively.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 17% of the average value of its portfolio.
(i)	Ratio is less than 0.01%.
(j)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015		2014		2013		2012
Net asset value, beginning of period	$8.67		$8.61		$8.37		$8.11		$7.91

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.08		0.08		0.11		0.11
Net realized and unrealized gain (loss)	(0.18)		(0.01	)(b)	0.18		0.27		0.55

Total from investment operations	(0.07)		0.07		0.26		0.38		0.66

Less distributions to shareholders:
From net investment income	—		(0.01)		(0.02)		(0.12)		(0.46)

Total distributions	—		(0.01)		(0.02)		(0.12)		(0.46)

Net asset value, end of period	$8.60		$8.67		$8.61		$8.37		$8.11

Total Return(c)	(0.81)%		0.81%		3.13%		4.72%		8.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,241		$46,720		$141,269		$165,337		$163,213
Net operating expenses to average daily net assets(d)	0.39%		0.34%		0.38	%(e)	0.39	%(e)	0.39	%(e)
Interest and/or dividend expenses to average daily net assets	0.01	%(f)	0.00	%(f)(g)	0.00	%(f)(g)	—		—
Total net expenses to average daily net assets(d)	0.40%		0.34%		0.38%		0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.26%		0.94%		0.99%		1.29%		1.39%
Portfolio turnover rate	65	%(h)	84%		24%		42%		38%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.93%		0.22%		0.09%		0.10%		0.09%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
(g)	Interest expense was less than 0.01% to average daily net assets.
(h)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 21% of the average value of its portfolio.
(i)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2016		2015		2014		2013		2012
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.04		0.01		0.02		0.03		0.01
Net realized and unrealized gain (loss)	0.00		0.00	(a)	0.01		(0.00	)(a)	0.01

Total from investment operations	0.04		0.01		0.03		0.03		0.02

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)		(0.02)		(0.03)		(0.01)
From net realized gains	(0.01)		(0.00	)(b)	(0.01)		—		(0.01)

Total distributions	(0.04)		(0.01)		(0.03)		(0.03)		(0.02)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.19%		0.06%		0.11%		0.11%		0.07%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,033,504		$2,243,931		$1,909,864		$2,912,203		$2,056,342
Net expenses to average daily net assets	0.00	%(d)	0.00	%(d)	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)(e)
Net investment income (loss) to average daily net assets	0.16%		0.05%		0.08%		0.10%		0.04%
Portfolio turnover rate(f)	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%		0.10%		0.10%		0.10%		0.10%
(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution.
(d)	Ratio is less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

WORLD OPPORTUNITY OVERLAY FUND

	Core Shares
	Year Ended February 28/29,
	2016	2015		2014		2013		2012
Net asset value, beginning of period	$25.50	$26.84		$25.68		$24.00		$22.68

Income (loss) from investment operations:
Net investment income (loss)†	0.25	0.18		0.13		0.32		0.37
Net realized and unrealized gain (loss)	(0.30)	(1.52)		1.03		1.36		0.95

Total from investment operations	(0.05)	(1.34)		1.16		1.68		1.32

Less distributions to shareholders:
From return of capital	(10.20)	—		—		—		—

Total distributions	(10.20)	—		—		—		—

Net asset value, end of period	$15.25 (b)	$25.50		$26.84		$25.68		$24.00

Total Return(a)	(0.22)%	(4.99)%		4.52%		7.00%		5.82%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,710	$179,957		$562,337		$691,486		$855,176
Net operating expenses to average daily net assets	0.02%	0.00	%(c)	0.00	%(c)(d)	0.00	%(c)(d)	0.00	%(c)(d)
Interest and/or dividend expenses to average daily net assets	—	0.05	%(f)	0.05	%(f)	0.04	%(f)	0.03	%(e)
Total net expenses to average daily net assets	0.02%	0.05%		0.05	%(d)	0.04	%(d)	0.03	%(d)
Net investment income (loss) to average daily net assets	1.59%	0.69%		0.51%		1.30%		1.59%
Portfolio turnover rate	0%	26%		80%		8%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.24%	0.08%		0.04%		0.04%		0.04%
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.01 per share.
(c)	Ratio is less than 0.01%.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f)	Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	117

GMO Trust Funds

Notes to Financial Statements

February 29, 2016

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, Global Bond Fund, U.S. Treasury Fund, and World Opportunity Overlay Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Debt Opportunities Fund, Emerging Country Debt Fund, World Opportunity Overlay Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. As of February 29, 2016, shares of World Opportunity Overlay Fund were not publicly offered for sale.

The following table provides information about the Funds’ investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	Citigroup 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Barclays U.S. Aggregate Index	Total return in excess of benchmark
Currency Hedged International Bond Fund	J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	Total return in excess of benchmark
Debt Opportunities Fund	Not Applicable	Positive total return
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
Global Bond Fund	J.P. Morgan GBI Global	Total return in excess of benchmark
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective
World Opportunity Overlay Fund	J.P. Morgan U.S. 3 Month Cash Index	Total return greater than benchmark

Asset Allocation Bond Fund, Currency Hedge International Bond Fund, U.S. Treasury Fund and World Opportunity Overlay Fund currently limit subscriptions.

Asset Allocation Bond Fund, Debt Opportunities Fund, Emerging Country Debt Fund, and U.S. Treasury Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of February 29, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of February 29, 2016 is as follows:

119

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)	Single source: No alternative pricing source was available
Asset Allocation Bond Fund	2%[1]	1%	—
Core Plus Bond Fund	<1%	—	1%
Currency Hedged International Bond Fund	<1%	—	<1%
Debt Opportunities Fund	1%[2]	—	6%
Emerging Country Debt Fund	2%[3]	—	3%
Global Bond Fund	<1%	—	<1%
U.S. Treasury Fund	—	—	—
World Opportunity Overlay Fund	—	—	1%

[1]	Consists of quanto options which were valued using broker quotes.
[2]	Consists of four U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations.
[3]	Includes the Republic of Argentina judgments which represent 1.1% of the Fund’s total net assets and are valued using a broker quote and adjusted by a 10% discount for liquidity and other considerations (See Other Matters).

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as described in the footnotes to the Securities and Derivatives table above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 29, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). This standard eliminates the requirement to include investments whose fair values are measured at net asset value (“NAV”) as a practical expedient within the fair value hierarchy table in an effort to reduce inconsistency in the leveling of certain investments. The new guidance is effective for fiscal years beginning after December 15, 2015. GMO is currently evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price and certain foreign equity securities that are adjusted based on inputs from an

120

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain derivatives for which GMO acts as intermediary between the third party pricing vendor and the pricing agent.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2016:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$143,841,450	$1,133,054,883	$—	$1,276,896,333

TOTAL DEBT OBLIGATIONS	143,841,450	1,133,054,883	—	1,276,896,333

Mutual Funds	769,743,939	—	—	769,743,939
Options Purchased	—	94,901,261	45,987,627	140,888,888
Short-Term Investments	186,517,003	—	—	186,517,003

Total Investments	1,100,102,392	1,227,956,144	45,987,627	2,374,046,163

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	42,477,471	—	42,477,471
Futures Contracts
Equity Risk	—	12,973,233	—	12,973,233
Swap Contracts
Interest Rate Risk	—	333,430,954	—	333,430,954

Total	$1,100,102,392	$1,616,837,802	$45,987,627	$2,762,927,821

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(36,281,045)	$—	$(36,281,045)
Written Options
Foreign Currency Risk	—	(1,624,635)	—	(1,624,635)
Interest Rate Risk	—	(145,758,196)	—	(145,758,196)
Swap Contracts
Equity Risk**	—	—	(9,842,548)	(9,842,548)
Interest Rate Risk	—	(207,402,822)	(1,860,077)	(209,262,899)

Total	$—	$(391,066,698)	$(11,702,625)	$(402,769,323)

121

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February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$261,841	$—	$261,841
Corporate Debt	—	3,030,337	—	3,030,337
Foreign Government Obligations	—	10,853,733	—	10,853,733
U.S. Government	54,791,657	4,557,113	—	59,348,770

TOTAL DEBT OBLIGATIONS	54,791,657	18,703,024	—	73,494,681

Mutual Funds	180,238,561	—	—	180,238,561
Options Purchased	—	1,451,495	—	1,451,495
Short-Term Investments	7,883,190	—	—	7,883,190

Total Investments	242,913,408	20,154,519	—	263,067,927

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	813,658	—	813,658
Futures Contracts
Interest Rate Risk	5,530	—	—	5,530
Swap Contracts
Interest Rate Risk	—	6,883,032	—	6,883,032

Total	$242,918,938	$27,851,209	$—	$270,770,147

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(829,548)	$—	$(829,548)
Written Options
Foreign Currency Risk	—	(34,463)	—	(34,463)
Interest Rate Risk	—	(2,435,984)	—	(2,435,984)
Swap Contracts
Interest Rate Risk	—	(13,303,029)	(45,734)	(13,348,763)

Total	$—	$(16,603,024)	$(45,734)	$(16,648,758)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$33,739,937	$—	$33,739,937

TOTAL DEBT OBLIGATIONS	—	33,739,937	—	33,739,937

Mutual Funds	24,214,572	—	—	24,214,572
Options Purchased	—	431,364	—	431,364
Short-Term Investments	3,479,774	—	—	3,479,774

Total Investments	27,694,346	34,171,301	—	61,865,647

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	439,568	—	439,568
Futures Contracts
Interest Rate Risk	420,072	—	—	420,072
Swap Contracts
Interest Rate Risk	—	2,134,445	—	2,134,445

Total	$28,114,418	$36,745,314	$—	$64,859,732

122

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February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(507,526)	$—	$(507,526)
Futures Contracts
Interest Rate Risk	(4,964)	—	—	(4,964)
Written Options
Foreign Currency Risk	—	(10,229)	—	(10,229)
Interest Rate Risk	—	(722,143)	—	(722,143)
Swap Contracts
Interest Rate Risk	—	(1,493,528)	(13,707)	(1,507,235)

Total	$(4,964)	$(2,733,426)	$(13,707)	$(2,752,097)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,447,095,292	$26,579,832	$1,473,675,124
U.S. Government Agency	—	—	22,266,906	22,266,906

TOTAL DEBT OBLIGATIONS	—	1,447,095,292	48,846,738	1,495,942,030

Mutual Funds	77,841,625	—	—	77,841,625
Options Purchased	—	110,040	—	110,040
Short-Term Investments	82,423,921	—	—	82,423,921

Total Investments	160,265,546	1,447,205,332	48,846,738	1,656,317,616

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	53,454	—	53,454
Swap Contracts
Credit Risk	—	15,655,603	—	15,655,603
Interest Rate Risk	—	157,634	—	157,634

Total	$160,265,546	$1,463,072,023	$48,846,738	$1,672,184,307

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(20,577)	$—	$(20,577)
Written Options
Credit Risk	—	(110,980)	—	(110,980)
Swap Contracts
Credit Risk	—	(15,537,367)	—	(15,537,367)
Interest Rate Risk	—	(8,952,874)	—	(8,952,874)

Total	$—	$(24,621,798)	$—	$(24,621,798)

123

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Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$28,426,492	$22,096,944	$50,523,436
Corporate Debt	—	—	21,661,400	21,661,400
Foreign Government Agency	—	801,824,364	71,588,911	873,413,275
Foreign Government Obligations	—	2,223,763,069	14,341,239	2,238,104,308
Judgments	—	—	45,684,000	45,684,000
U.S. Government	201,340,035	73,226,198	—	274,566,233

TOTAL DEBT OBLIGATIONS	201,340,035	3,127,240,123	175,372,494	3,503,952,652

Loan Assignments	—	—	6,481,913	6,481,913
Loan Participations	—	—	69,224,829	69,224,829
Mutual Funds	98,730,985	—	—	98,730,985
Rights/Warrants	—	38,633,091	4,766,873	43,399,964
Short-Term Investments	221,679,297	—	—	221,679,297

Total Investments	521,750,317	3,165,873,214	255,846,109	3,943,469,640

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$2,199,574	$—	$2,199,574
Options
Credit Risk	—	—	216,363	216,363
Swap Contracts
Credit Risk	—	47,359,337	—	47,359,337
Interest Rate Risk	—	886,058	—	886,058

Total	$521,750,317	$3,216,318,183	$256,062,472	$3,994,130,972

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(164,038)	$—	$(164,038)
Options
Credit Risk	—	—	(5,735,894)	(5,735,894)
Swap Contracts
Credit Risk	—	(103,543,200)	—	(103,543,200)
Interest Rate Risk	—	(23,913,421)	—	(23,913,421)

Total	$—	$(127,620,659)	$(5,735,894)	$(133,356,553)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$16,476,548	$—	$16,476,548
U.S. Government	—	9,234,480	—	9,234,480

TOTAL DEBT OBLIGATIONS	—	25,711,028	—	25,711,028

Mutual Funds	10,802,391	—	—	10,802,391
Options Purchased	—	279,816	—	279,816
Short-Term Investments	874,734	—	—	874,734

Total Investments	11,677,125	25,990,844	—	37,667,969

124

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February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$191,242	$—	$191,242
Futures Contracts
Interest Rate Risk	202,007	—	—	202,007
Swap Contracts
Interest Rate Risk	—	1,362,968	—	1,362,968

Total	$11,879,132	$27,545,054	$—	$39,424,186

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(201,499)	$—	$(201,499)
Futures Contracts
Interest Rate Risk	(30,360)	—	—	(30,360)
Written Options
Foreign Currency Risk	—	(6,663)	—	(6,663)
Interest Rate Risk	—	(469,963)	—	(469,963)
Swap Contracts
Interest Rate Risk	—	(923,141)	(8,887)	(932,028)

Total	$(30,360)	$(1,601,266)	$(8,887)	$(1,640,513)

U.S. Treasury Fund
Short-Term Investments	$4,055,761,258	$—	$—	$4,055,761,258

Total Investments	4,055,761,258	—	—	4,055,761,258

Total	$4,055,761,258	$—	$—	$4,055,761,258

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$9,155,234	$6,778	$9,162,012
U.S. Government	—	36,802,714	—	36,802,714
U.S. Government Agency	—	—	941,000	941,000

TOTAL DEBT OBLIGATIONS	—	45,957,948	947,778	46,905,726

Short-Term Investments	19,331,554	—	—	19,331,554

Total Investments	19,331,554	45,957,948	947,778	66,237,280

Derivatives*
Swap Contracts
Interest Rate Risk	—	362,617	—	362,617

Total	$19,331,554	$46,320,565	$947,778	$66,599,897

Liability Valuation Inputs
Derivatives*
Swap Contracts
Interest Rate Risk	$—	$(5,198,617)	$—	$(5,198,617)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

125

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February 29, 2016

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
**	Risk is the correlation between equity risk and foreign currency risk.

The underlying GMO funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the year ended February 29, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*		Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Asset Allocation Bond Fund
Debt Obligations
Bank Loans	$65,224,500	$—	$(64,900,000)	$—	$578,750	$(903,250)	$—	$—		$—	$—
Options purchased
Quanto options	100,602,558	—	(20,783,996)	—	4,864,462	(38,695,397)	—	—		45,987,627	(38,695,396)
Derivatives
Swap Contracts	3,163,191	—	—	—	—	(13,005,739)	(1,860,077)	—		(11,702,625)	(13,005,739)

Total	$168,990,249	$—	$(85,683,996)	$—	$5,443,212	$(52,604,386)	$(1,860,077)	$—		$34,285,002	$(51,701,135)

Core Plus Bond Fund
Debt Obligations
Asset-Backed Securities	$674,205	$—	$(420,387)	$73,274	$(19,725)	$(45,526)	$—	$(261,841	)**	$—	$—
Derivatives
Swap Contracts	—	—	—	—	—	—	(45,734)**	—		(45,734)	—

Total	$674,205	$—	$(420,387)#	$73,274	$(19,725)	$(45,526)	$(45,734)	$(261,841)		$(45,734)	$—

Currency Hedged International Bond Fund
Derivatives
Swap Contracts	$—	$—	$—	$—	$—	$—	$(13,707)**	$—		$(13,707)	$—

Total	$—	$—	$—	$—	$—	$—	$(13,707)	$—		$(13,707)	$—

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$1,241,664,405	$179,650,353	$(519,298,131)	$5,086,510	$(21,467,875)	$8,884,771	$—	$(867,940,201	)**	$26,579,832	$1,625,651
U.S. Government Agency	24,502,090	—	(2,601,531)	747,563	(748,778)	367,562	—	—		22,266,906	367,562

Total	$1,266,166,495	$179,650,353	$(521,899,662)##	$5,834,073	$(22,216,653)	$9,252,333	$—	$(867,940,201)		$48,846,738	$1,993,213

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$69,340,906	$—	$(14,952,123)	$455,016	$(3,448,827)	$(871,536)	$—	$(28,426,492	)**	$22,096,944	$(1,528,538)
Corporate Debt	22,100,000	—	—	(625)	—	(437,975)	—	—		21,661,400	(437,975)
Foreign Government Agency	74,054,091	2,802,500	(1,160,000)	1,137,015	160,000	(8,716,153)	20,841,648 ***	(17,530,190	)**	71,588,911	(5,410,863)
Foreign Government Obligations	115,818,083	275,379	(16,723,007)	3,312,012	(2,327,607)	(13,210,837)	—	(72,802,784	)**	14,341,239	(1,123,409)
Judgments	33,840,000	—	—	988,055	—	10,855,945	—	—		45,684,000	10,855,945

Total Debt Obligations	315,153,080	3,077,879	(32,835,130)	5,891,473	(5,616,434)	(12,380,556)	20,841,648	(118,759,466)		175,372,494	2,355,160

Loan Assignments	8,131,285	2,894,888	(4,582,634)	425,112	(24,601)	(362,137)	—	—		6,481,913	258,476
Loan Participations	74,574,670	11,812,718	(6,770,359)	399,582	101,267	(10,893,049)	—	—		69,224,829	(10,893,049)
Rights/Warrants	5,769,851	3,645,810	—	—	—	(4,648,788)	—	—		4,766,873	(4,648,788)

Total Investments	403,628,886	21,431,295	(44,188,123)	6,716,167	(5,539,768)	(28,284,530)	20,841,648	(118,759,466)		255,846,109	(12,928,201)

126

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Notes to Financial Statements — (Continued)

February 29, 2016

	Balances as of February 28, 2015	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Emerging Country Debt Fund (continued)
Derivatives
Options	$(2,044,521)	$—	$—		$—	$—	$(3,475,010)	$—		$—	$(5,519,531)	$(3,475,010)

Total	$401,584,365	$21,431,295	$(44,188,123	)###	$6,716,167	$(5,539,768)	$(31,759,540)	$20,841,648		$(118,759,466)	$250,326,578	$(16,403,211)

Global Bond Fund
Derivatives
Swap Contracts	$—	$—	$—		$—	$—	$—	$(8,887	)***	$—	$(8,887)	$—

Total	$—	$—	$—		$—	$—	$—	$(8,887)		$—	$(8,887)	$—

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$18,928,465	$—	$(9,970,583)		$91,870	$(2,724,137)	$2,836,398	$—		$(9,155,235)**	$6,778	$2,836,398
U.S. Government Agency	879,840	—	—		(3,721)	—	64,881	—		—	941,000	64,881

Total	$19,808,305	$—	$(9,970,583	)####	$88,149	$(2,724,137)	$2,901,279	$—		$(9,155,235)	$947,778	$2,901,279

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.
**	Financial assets transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was observable market data to value these assets at period end.
***	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
#	Includes $219,144 of proceeds received from principal paydowns.
##	Includes $171,886,592 of proceeds received from principal payups and paydowns.
###	Includes $21,497,455 of proceeds received from principal paydowns.
####	Includes $3,366,534 of proceeds received from principal paydowns.

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of February 29, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Asset Allocation Bond Fund	2%
Core Plus Bond Fund	1%
Currency Hedged International Bond Fund	< 1%
Debt Opportunities Fund	3%
Emerging Country Debt Fund	6%
Global Bond Fund	< 1%
U.S. Treasury Fund	—
World Opportunity Overlay Fund	1%

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency or cash owed.

127

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February 29, 2016

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. A reverse repurchase agreement involves sales by the Funds of portfolio securities concurrently with an agreement by the Funds to repurchase the same securities at a later date at a fixed price. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Funds’ right to repurchase the securities. Furthermore, in that situation the Funds may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. As of February 29, 2016, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	20,082,300	21,380,161

As of February 29, 2016, Emerging Country Debt Fund had investments in reverse repurchase agreements with JP Morgan Securities, Inc. with a gross value of $20,082,300. The value of related collateral exceeded the value of the reverse repurchase agreement at year end. As of February 29, 2016, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

128

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Notes to Financial Statements — (Continued)

February 29, 2016

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		February 29, 2016
		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	Demand	Total
Reverse Repurchase Agreements
Non-U.S. Government Debt Obligations	$—	$—	$—	$—	$20,082,300	$20,082,300

Total borrowings	$—	$—	$—	$—	$20,082,300	$20,082,300

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund, except World Opportunity Overlay Fund (see below), has elected or intends to elect to be treated and intends to qualify each tax year as a regulated investment company (each a “RIC Fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each RIC Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each RIC Fund makes no provision for U.S. federal income or excise taxes.

World Opportunity Overlay Fund (the “Partnership Fund”) has elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder is responsible for their tax liabilities, if any, related to their allocable share of Partnership Fund taxable income, gains, losses, deductions, credits and items of tax preference. The Partnership Fund’s activities do not generally constitute those of a U.S. trade or business. Accordingly, the Partnership Fund is generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes).

With the exception of U.S. Treasury Fund, the policy of each RIC Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the RIC Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and pay dividends on the first business day following the end of each month in which dividends were declared. Each RIC Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each RIC Fund may, from time to time at their discretion,

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make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a RIC Fund. Typically all distributions are reinvested in additional shares of each RIC Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each RIC Fund on the ex-dividend date.

Because the Partnership Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Partnership Fund to declare and pay non-redeeming distributions in the sole discretion of the Trustees (or their delegates). Distributions made by the Partnership Fund, if any, other than distributions made in partial or complete redemption of shareholders’ interests in the Partnership Fund, are reported in the Partnership Fund’s Statement of Changes in Net Assets as return of capital distributions to shareholders.

Taxes on foreign interest and dividend income borne by the RIC Funds are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each RIC Fund’s investments in certain jurisdictions may be higher if a significant portion of each RIC Fund is held by non-U.S. shareholders. Dividends and other income earned by the Partnership Fund are generally subject to withholding or similar taxes at prevailing statutory rates imposed by the country in which such dividends or other income originate. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended February 29, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Income and capital gain distributions for each RIC Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. GAAP and tax accounting differences for each RIC Fund primarily relate to reasons described in the following table:

Differences related to:	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund
Interest, accretion and amortization	X	X		X	X
Capital loss carry forwards	X	X	X	X	X	X
Defaulted bonds					X
Derivative contract transactions	X	X	X	X	X	X
Distribution character reclassifications	X		X
Foreign currency transactions	X	X	X	X	X	X
Late-year ordinary losses	X					X
Losses on wash sale transactions		X	X		X	X
Net operating losses	X					X
Partnership interest tax allocations		X	X		X	X
Post-October capital losses	X			X	X	X
Subscription in-kind transactions				X
There are no significant differences							X

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The tax character of distributions declared by each RIC Fund to shareholders is as follows:

	Tax year ended February 29, 2016		Tax year ended February 28, 2015

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Asset Allocation Bond Fund	312,691,364	312,691,364	219,190,353	2,084,952	221,275,305
Core Plus Bond Fund	11,950,830	11,950,830	9,953,293	—	9,953,293
Currency Hedged International Bond Fund	6,260,770	6,260,770	3,520,049	—	3,520,049
Debt Opportunities Fund	28,535,302	28,535,302	27,501,224	—	27,501,224
Emerging Country Debt Fund	276,453,759	276,453,759	288,746,175	—	288,746,175
Global Bond Fund	—	—	161,483	—	161,483
U.S. Treasury Fund	7,450,591	7,450,591	1,300,967	—	1,300,967

Distributions in excess of a RIC Fund’s tax basis earnings and profits, if significant, are reported in the RIC Funds’ financial statements as a return of capital.

As of February 29, 2016, the components of distributable earnings on a tax basis and certain tax attributes for the RIC Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses ($)
Asset Allocation Bond Fund	—	(42,406,225)	(48,114,935)	—
Core Plus Bond Fund	189,281	—	(96,956,221)	—
Currency Hedged International Bond Fund	189,680	—	(2,305,561)	—
Debt Opportunities Fund	7,190,012	—	136,777,246	(3,157,233)
Emerging Country Debt Fund	54,759,535	—	(287,542,996)	(12,051,698)
Global Bond Fund	—	(13,310)	(10,964,204)	—
U.S. Treasury Fund	91,794	—	—	—

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As of February 29, 2016, certain RIC Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016 if any, could be subject to further limitations imposed by the Code related to share ownership activity. The RIC Funds’ capital loss carryforwards are as follows:

	Short-Term ($)					Long- Term ($)

Fund Name	Expiration Date 2/28/2017	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short- Term ($)	No Expiration Date
GMO Asset Allocation Bond Fund	—	—	—	(36,014,371)	(36,014,371)	(12,100,564)
GMO Core Plus Bond Fund	(74,050,257)	(17,147,333)	(138,723)	(291,118)	(91,627,431)	(5,328,790)
GMO Currency Hedged International Bond Fund	—	(2,196,538)	—	—	(2,196,538)	(109,023)
GMO Debt Opportunities Fund	—	—	—	—	—	(136,777,246)
GMO Emerging Country Debt Fund	(14,758,581)	—	(66,474,254)	(64,363,605)	(145,596,440)	(141,946,556)
GMO Global Bond Fund	(4,412,277)	(2,543,074)	(1,398,524)	—	(8,353,875)	(2,610,329)
U.S. Treasury Fund	—	—	—	—	—	—

As of February 29, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	2,487,616,714	49,862,638	(163,433,189)	(113,570,551)
Core Plus Bond Fund	282,071,241	1,912,016	(20,915,330)	(19,003,314)
Currency Hedged International Bond Fund	68,052,229	—	(6,186,582)	(6,186,582)
Debt Opportunities Fund	1,702,965,498	23,133,281	(69,781,163)	(46,647,882)
Emerging Country Debt Fund	4,154,286,526	191,477,172	(402,294,058)	(210,816,886)
Global Bond Fund	40,755,155	1,070,693	(4,157,879)	(3,087,186)
U.S. Treasury Fund	4,055,991,401	382,811	(612,954)	(230,143)
World Opportunity Overlay Fund	57,772,934	8,464,346	—	8,464,346

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

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Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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As of February 29, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund(1)	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Purchase Premium	—	—	—	0.40%	0.75%	—	—	—
Redemption Fee	—	—	—	0.40%	0.75%	—	—	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

Other matters

Emerging Country Debt Fund

In December 2005, Emerging County Debt Fund (“ECDF”) entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and it is doubtful that ECDF would be able to transfer or sell the judgment without court consent for consideration approximating ECDF’s valuation. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for then performing Argentina bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. In October 2014, ECDF filed supplemental claims requesting additional relief with respect to its existing judgment. The portion of the judgments still held by ECDF, which continues to be valued based on a broker quote and adjusted by a discount for liquidity and other considerations, represented 1.1% of the net assets of ECDF as of February 29, 2016.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Equities	X	X	X	X		X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X		X
Smaller Company Risk	X	X	X	X		X
Derivatives and Short Sales Risk	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X	X	X		X
Currency Risk	X	X	X	X	X	X		X
Focused Investment Risk	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X		X
Commodities Risk	X
Merger Arbitrage Risk	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

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Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which has invested a substantial portion of its assets in asset-backed securities, and for each Fund that has invested a substantial portion of its assets in Debt Opportunities Fund.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

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All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest. Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

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All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

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A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to

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their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions or tax allocations to consist of amounts taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion,

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and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below. Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

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A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

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Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities,

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securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, in the case of Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

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Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies within the meaning of the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions.

The Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X		X	X
Futures contracts
Adjust interest rate exposure	X	X	X	X		X
Maintain the diversity and liquidity of the portfolio	X	X	X	X		X
Exposure to certain markets	X
Options (Purchased)
Adjust currency exchange rate risk	X	X	X			X	X
Adjust exposure to foreign currencies	X	X	X			X	X
Adjust interest rate exposure	X	X	X			X	X
Achieve exposure to a reference entity’s credit				X
Adjust exposure to equity markets	X			X
Options (Written)
Achieve exposure to a reference entity’s credit				X
Adjust currency exchange rate risk	X	X	X			X
Adjust exposure to foreign currencies	X	X	X			X
Adjust interest rate exposure	X	X	X	X		X	X
Options (Credit linked)
Achieve exposure to a reference entity’s credit					X

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Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	World Opportunity Overlay Fund
Swap contracts
Achieve exposure to a reference entity’s credit				X	X
Adjust interest rate exposure	X	X	X	X	X	X	X
Provide a measure of protection against default loss				X	X
Adjust exposure to certain markets	X
Adjust exposure to foreign currencies	X	X	X		X	X	X
Adjust for inflation	X	X	X			X	X
Provide exposure to the Fund’s benchmark		X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic					X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the

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underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the year ended February 29, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of period	79,886,000	—	$1,727,220	12,540,489,431	—	$196,276,235
Options written	3,477,156,000	—	106,436,495	5,705,251,400	—	214,499,674
Options bought back	(3,119,108,000)	—	(103,040,806)	(14,877,704,106)	—	(297,780,222)
Options expired	(363,170,000)	—	(1,030,433)	(574,793,125)	—	(9,097,568)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	74,764,000	—	$4,092,476	2,793,243,600	—	$103,898,119

Core Plus Bond Fund
Outstanding, beginning of period	1,019,000	—	$22,032	263,395,920	—	$2,895,787
Options written	42,734,000	—	986,963	53,695,000	—	1,880,459
Options bought back	(36,919,000)	—	(1,006,333)	(267,465,545)	—	(2,925,464)
Options expired	(6,834,000)	—	(2,662)	(8,730,375)	—	(129,139)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	40,895,000	—	$1,721,643

Currency Hedged International Bond Fund
Outstanding, beginning of period	302,000	—	$6,530	78,076,074	—	$858,477
Options written	12,787,000	—	296,573	16,518,000	—	574,343
Options bought back	(11,052,000)	—	(302,309)	(79,808,199)	—	(883,774)
Options expired	(2,037,000)	—	(794)	(2,627,875)	—	(38,873)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	12,158,000	—	$510,173

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February 29, 2016

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Debt Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	212,108,000	—	557,812	—	—	—
Options bought back	(88,500,000)	—	(108,800)	—	—	—
Options expired	(13,500,000)	—	(16,200)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	110,108,000	—	$432,812	—	—	$—

Global Bond Fund
Outstanding, beginning of period	197,000	—	$4,259	51,061,982	—	$560,100
Options written	9,012,000	—	206,484	12,013,500	—	406,252
Options bought back	(7,895,000)	—	(210,231)	(53,460,482)	—	(609,022)
Options expired	(1,314,000)	—	(512)	(1,704,500)	—	(25,188)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	7,910,500	—	$332,142

World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	37,832,000	—	$1,109,864
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(37,832,000)	—	(1,109,864)
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	—	$—

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

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February 29, 2016

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated

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February 29, 2016

with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016 and the Statements of Operations for the year ended February 29, 2016^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Assets:
Investments, at value (purchased options)	$—	$45,987,627	$22,429,863	$—	$72,471,398	$—	$140,888,888
Unrealized Appreciation on Forward Currency Contracts	—	—	42,477,471	—	—	—	42,477,471
Unrealized Appreciation on Futures Contracts*	—	12,973,233	—	—	—	—	12,973,233
Unrealized Appreciation on Swap Contracts*	—	—	—	—	333,430,954	—	333,430,954

Total	$—	$58,960,860	$64,907,334	$—	$405,902,352	$—	$529,770,546

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$58,960,860	$64,907,334	$—	$405,902,352	$—	$529,770,546

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(36,281,045)	$—	$—	$—	$(36,281,045)
Written Options, at value	—	—	(1,624,635)	—	(145,758,196)	—	(147,382,831)
Unrealized Depreciation on Swap Contracts*	—	(9,842,548)**	—	—	(209,262,899)	—	(219,105,447)

Total	$—	$(9,842,548)	$(37,905,680)	$—	$(355,021,095)	$—	$(402,769,323)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(9,842,548)	$(37,905,680)	$—	$(355,021,095)	$—	$(402,769,323)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$61,017,284	$—	$(270,052,534)	$—	$(209,035,250)
Forward Currency Contracts	—	—	29,457,230	—	—	—	29,457,230
Futures Contracts	—	10,106,383	—	—	(39,428,600)	—	(29,322,217)
Written Options	—	—	45,121,358	—	(149,778,326)	—	(104,656,968)
Swap Contracts	—	(1,621,406)	—	(2,516,524)	(164,124,880)	—	(168,262,810)

Total	$—	$8,484,977	$135,595,872	$(2,516,524)	$(623,384,340)	$—	$(481,820,015)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$(38,695,397)	$(52,012,925)	$—	$6,262,134	$—	$(84,446,188)
Forward Currency Contracts	—	—	(39,960,765)	—	—	—	(39,960,765)
Futures Contracts	—	12,973,233	—	—	(5,914,865)	—	7,058,368
Written Options	—	—	(8,645,257)	—	(53,134,414)	—	(61,779,671)
Swap Contracts	—	(13,005,739)	—	1,604,810	61,485,544	—	50,084,615

Total	$—	$(38,727,903)	$(100,618,947)	$1,604,810	$8,698,399	$—	$(129,043,641)

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February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$508,308	$—	$943,187	$—	$1,451,495
Unrealized Appreciation on Forward Currency Contracts	—	—	813,658	—	—	—	813,658
Unrealized Appreciation on Futures Contracts*	—	—	—	—	5,530	—	5,530
Unrealized Appreciation on Swap Contracts*	—	—	—	—	6,883,032	—	6,883,032

Total	$—	$—	$1,321,966	$—	$7,831,749	$—	$9,153,715

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$1,321,966	$—	$7,831,749	$—	$9,153,715

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(829,548)	$—	$—	$—	$(829,548)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	—	—	—
Written Options, at value	—	—	(34,463)	—	(2,435,984)	—	(2,470,447)
Unrealized Depreciation on Swap Contracts	—	—	—	—	(13,348,763)	—	(13,348,763)

Total	$—	$—	$(864,011)	$—	$(15,784,747)	$—	$(16,648,758)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(864,011)	$—	$(15,784,747)	$—	$(16,648,758)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$368,046	$—	$(4,016,985)	$—	$(3,648,939)
Forward Currency Contracts	—	—	846,421	—	—	—	846,421
Futures Contracts	—	—	—	—	(367,639)	—	(367,639)
Written Options	—	—	674,030	—	(1,385,396)	—	(711,366)
Swap Contracts	—	—	—	(24,910)	(2,125,267)	—	(2,150,177)

Total	$—	$—	$1,888,497	$(24,910)	$(7,895,287)	$—	$(6,031,700)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(649,018)	$—	$(661,183)	$—	$(1,310,201)
Forward Currency Contracts	—		(752,929)	—	—	—	(752,929)
Futures Contracts	—	—	—	—	(113,275)	—	(113,275)
Written Options	—	—	(71,474)	—	(1,051,270)	—	(1,122,744)
Swap Contracts	—	—	—	2,219	(4,205,862)	—	(4,203,643)

Total	$—	$—	$(1,473,421)	$2,219	$(6,031,590)	$—	$(7,502,792)

Currency Hedged International Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$151,673	$—	$279,691	$—	$431,364
Unrealized Appreciation on Forward Currency Contracts	—	—	439,568	—	—	—	439,568
Unrealized Appreciation on Futures Contracts*	—	—	—	—	420,072	—	420,072
Unrealized Appreciation on Swap Contracts*	—	—	—	—	2,134,445	—	2,134,445

Total	$—	$—	$591,241	$—	$2,834,208	$—	$3,425,449

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$591,241	$—	$2,834,208	$—	$3,425,449

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February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Bond Fund (continued)
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(507,526)	$—	$—	$—	$(507,526)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(4,964)	—	(4,964)
Written Options, at value	—	—	(10,229)	—	(722,143)	—	(732,372)
Unrealized Depreciation on Swap Contracts*	—		—	—	(1,507,235)	—	(1,507,235)

Total	$—	$—	$(517,755)	$—	$(2,234,342)	$—	$(2,752,097)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(517,755)	$—	$(2,234,342)	$—	$(2,752,097)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$108,928	$—	$(1,194,328)	$—	$(1,085,400)
Forward Currency Contracts	—	—	3,005,391	—	—	—	3,005,391
Futures Contracts	—	—	—	—	(329,259)	—	(329,259)
Written Options	—	—	200,188	—	(411,468)	—	(211,280)
Swap Contracts	—	—	—	(6,821)	(265,203)	—	(272,024)

Total	$—	$—	$3,314,507	$(6,821)	$(2,200,258)	$—	$1,107,428

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(195,469)	$—	$(195,389)	$—	$(390,858)
Forward Currency Contracts	—	—	(1,003,803)	—	—	—	(1,003,803)
Futures Contracts	—	—	—	—	232,871	—	232,871
Written Options	—	—	(20,448)	—	(312,411)	—	(332,859)
Swap Contracts	—	—	—	617	(18,203)	—	(17,586)

Total	$—	$—	$(1,219,720)	$617	$(293,132)	$—	$(1,512,235)

Debt Opportunities Fund
Assets:
Investments, at value (purchased options)	$—	$110,040	$—	$—	$—	$—	$110,040
Unrealized Appreciation on Forward Currency Contracts	—	—	53,454	—	—	—	53,454
Unrealized Appreciation on Swap Contracts*	15,655,603	—	—	—	157,634	—	15,813,237

Total	$15,655,603	$110,040	$53,454	$—	$157,634	$—	$15,976,731

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$15,655,603	$110,040	$53,454	$—	$157,634	$—	$15,976,731

Liabilities:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$(20,577)	$—	$—	$—	$(20,577)
Written Options	(110,980)	—	—	—	—	—	(110,980)
Unrealized Depreciation on Swap Contracts*	(15,537,367)	—	—	—	(8,952,874)	—	(24,490,241)

Total	$(15,648,347)	$—	$(20,577)	$—	$(8,952,874)	$—	$(24,621,798)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(15,648,347)	$—	$(20,577)	$—	$(8,952,874)	$—	$(24,621,798)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$—	$—	$(73,512)	$—	$(73,512)
Forward Currency Contracts	—	—	200,313	—	—	—	200,313
Futures Contracts	—	—	—	—	(1,069,070)	—	(1,069,070)
Written Options	—	—	—	—	25,650	—	25,650
Swap Contracts	3,930,942	—	—	—	(3,039,964)	—	890,978

Total	$3,930,942	$—	$200,313	$—	$(4,156,896)	$—	$(25,641)

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February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Debt Opportunities Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$(2,751)	$—	$—	$130,238	$—	$127,487
Forward Currency Contracts	—	—	32,877	—	—	—	32,877
Futures Contracts	—	—	—	—	(218,726)	—	(218,726)
Written Options	—	—	—	—	321,832	—	321,832
Swap Contracts	5,703,701	—	—	—	(6,948,306)	—	(1,244,605)

Total	$5,703,701	$(2,751)	$32,877	$—	$(6,714,962)	$—	$(981,135)

Emerging Country Debt Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$43,399,964	$43,399,964
Unrealized Appreciation on Forward Currency Contracts	—	—	2,199,574	—	—	—	2,199,574
Options	216,363	—	—	—	—	—	216,363
Unrealized Appreciation on Swap Contracts*	47,359,337	—	—	—	886,058	—	48,245,395

Total	$47,575,700	$—	$2,199,574	$—	$886,058	$43,399,964	$94,061,296

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$43,399,964	$43,399,964

Total subject to Master Agreements	$47,575,700	$—	$2,199,574	$—	$886,058	$—	$50,661,332

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(164,038)	$—	$—	$—	$(164,038)
Options	(5,735,894)	—	—	—	—	—	(5,735,894)
Unrealized Depreciation on Swap Contracts*	(103,543,200)	—	—	—	(23,913,421)	—	(127,456,621)

Total	$(109,279,094)	$—	$(164,038)	$—	$(23,913,421)	$—	$(133,356,553)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(109,279,094)	$—	$(164,038)	$—	$(23,913,421)	$—	$(133,356,553)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$6,103,940	$—	$—	$—	$6,103,940
Swap Contracts	1,339,637		—	—	(6,776,500)	—	(5,436,863)

Total	$1,339,637	$—	$6,103,940	$—	$(6,776,500)	$—	$667,077

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$—	$—	$—	$(10,102,542)	$(10,102,542)
Forward Currency Contracts	—	—	(1,899,409)	—	—	—	(1,899,409)
Options	(1,901,015)	—	—	—	—	—	(1,901,015)
Swap Contracts	(15,771,346)	—	—	—	3,154,561	—	(12,616,785)

Total	$(17,672,361)	$—	$(1,899,409)	$—	$3,154,561	$(10,102,542)	$(26,519,751)

Global Bond Fund
Assets:
Investments, at value (purchased options)	$—	$—	$98,673	$—	$181,143	$—	$279,816
Unrealized Appreciation on Forward Currency Contracts	—	—	191,242	—	—	—	191,242
Unrealized Appreciation on Futures Contracts*	—	—	—	—	202,007	—	202,007
Unrealized Appreciation on Swap Contracts*	—	—	—	—	1,362,968	—	1,362,968

Total	$—	$—	$289,915	$—	$1,746,118	$—	$2,036,033

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$289,915	$—	$1,746,118	$—	$2,036,033

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February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Global Bond Fund (continued)
Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(201,499)	$—	$—	$—	$(201,499)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(30,360)	—	(30,360)
Written Options, at value	—	—	(6,663)	—	(469,963)	—	(476,626)
Unrealized Depreciation on Swap Contracts*	—	—	—	—	(932,028)	—	(932,028)

Total	$—	$—	$(208,162)	$—	$(1,432,351)	$—	$(1,640,513)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(208,162)	$—	$(1,432,351)	$—	$(1,640,513)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$73,052	$—	$(774,064)	$—	$(701,012)
Forward Currency Contracts	—	—	29,200	—	—	—	29,200
Futures Contracts	—	—	—	—	(92,992)	—	(92,992)
Written Options	—	—	130,457	—	(267,581)	—	(137,124)
Swap Contracts	—	—	—	(4,918)	(45,208)	—	(50,126)

Total	$—	$—	$232,709	$(4,918)	$(1,179,845)	$—	$(952,054)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$(126,191)	$—	$(126,316)	$—	$(252,507)
Forward Currency Contracts	—	—	(79,850)	—	—	—	(79,850)
Futures Contracts	—		—	—	110,233	—	110,233
Written Options	—	—	(13,643)	—	(203,432)	—	(217,075)
Swap Contracts	—	—	—	(41)	(115,534)	—	(115,575)

Total	$—	$—	$(219,684)	$(41)	$(335,049)	$—	$(554,774)

World Opportunity Overlay Fund
Assets:
Unrealized Appreciation on Swap Contracts*	$—	$—	$—	$—	$362,617	$—	$362,617

Total	$—	$—	$—	$—	$362,617	$—	$362,617

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$362,617	$—	$362,617

Liabilities:
Unrealized Depreciation on Swap Contracts*	$—	$—	$—	$—	$(5,198,617)	$—	$(5,198,617)

Total	$—	$—	$—	$—	$(5,198,617)	$—	$(5,198,617)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$—	$—	$(5,198,617)	$—	$(5,198,617)

Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$—	$(1,356,351)	$—	$(1,178,989)	$—	$(2,535,340)
Written Options	—	—	—	—	(829,040)	—	(829,040)
Swap Contracts	—	—	—	94,721	(512,396)	—	(417,675)

Total	$—	$—	$(1,356,351)	$94,721	$(2,520,425)	$—	$(3,782,055)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$—	$2,790,085	$—	$2,790,085
Written Options	—	—	—	—	(174,750)	—	(174,750)
Swap Contracts	—	—	—	118,421	(1,661,292)	—	(1,542,871)

Total	$—	$—	$—	$118,421	$954,043	$—	$1,072,464

156

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
**	Risk is the correlation between equity risk and foreign currency risk.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized liability amounts in the tables below.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 29, 2016, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2016:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$3,087,895	$—	$3,087,895	$—	*
Barclays Bank plc	14,299,151	(7,990,000)	(5,188,986)	1,120,165
Deutsche Bank AG	6,535,526	(2,407,000)	(3,282,305)	846,221
Goldman Sachs International	166,785,864	—	166,785,864	—
JPMorgan Chase Bank, N.A.	35,624,105	(2,665,902)	(16,668,790)	16,289,413
Morgan Stanley & Co. International PLC	46,920,902	—	46,920,902	—

Total	$273,253,443	$(13,062,902)	$191,654,580	$18,255,799

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$3,199,541	$—	$(3,087,895)	$111,646
Barclays Bank plc	5,188,986	—	5,188,986	—
Deutsche Bank AG	3,282,305	—	3,282,305	—
Goldman Sachs International	183,773,520	(16,987,656)	(166,785,864)	—	*
JPMorgan Chase Bank, N.A.	16,668,790	—	16,668,790	—
Morgan Stanley & Co. International PLC	67,512,171	(20,591,269)	(46,920,902)	—	*

Total	$279,625,313	$(37,578,925)	$(191,654,580)	$111,646

157

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$93,410	$—	$(59,730)	$33,680
Barclays Bank plc	299,480	(153,430)	(146,050)	—	*
Deutsche Bank AG	76,152	—	76,152	—	*
Goldman Sachs International	2,880,134	—	2,880,134	—
JPMorgan Chase Bank, N.A.	712,628	—	(294,805)	417,823
Morgan Stanley & Co. International PLC	313,021	—	313,021	—

Total	$4,374,825	$(153,430)	$2,768,722	$451,503

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$59,730	$—	$59,730	$—
Barclays Bank plc	146,050	—	146,050	—
Deutsche Bank AG	204,827	—	(76,152)	128,675
Goldman Sachs International	3,917,372	(1,037,238)	(2,880,134)	—	*
JPMorgan Chase Bank, N.A.	294,805	—	294,805	—
Morgan Stanley & Co. International PLC	321,868	(8,847)	(313,021)	—	*

Total	$4,944,652	$(1,046,085)	$(2,768,722)	$128,675

Currency Hedged International Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$17,480	$—	$17,480	$—
Barclays Bank plc	89,950	—	(32,411)	57,539
Deutsche Bank AG	236,442	—	(38,582)	197,860
Goldman Sachs International	850,069	—	850,069	—
JPMorgan Chase Bank, N.A.	212,808	—	(88,641)	124,167
Morgan Stanley & Co. International PLC	91,402	—	91,402	—

Total	$1,498,151	$—	$799,317	$379,566

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$112,723	$—	$(17,480)	$95,243
Barclays Bank plc	32,411	—	32,411	—
Deutsche Bank AG	38,582	—	38,582	—	*
Goldman Sachs International	1,197,612	(347,543)	(850,069)	—	*
JPMorgan Chase Bank, N.A.	88,641	—	88,641	—
Morgan Stanley & Co. International PLC	255,998	(164,596)	(91,402)	—	*

Total	$1,725,967	$(512,139)	$(799,317)	$95,243

158

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Notes to Financial Statements — (Continued)

February 29, 2016

Debt Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,670,606	$(1,640,000)	$(38,080)	$992,526
Barclays Bank plc	709,795	(709,795)	—	—	*
Credit Suisse International	3,412,909	(1,527,903)	(1,885,006)	—	*
Deutsche Bank AG	1,576,819	(1,281,600)	(295,219)	—	*
Goldman Sachs International	3,671,471	—	3,671,471	—
JPMorgan Chase Bank, N.A.	2,431,782	(1,990,000)	(53,219)	388,563
Morgan Stanley Capital Services	1,345,715	—	1,345,715	—

Total	$15,819,097	$(7,149,298)	$2,745,662	$1,381,089

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$38,080	$—	$38,080	$—
Credit Suisse International	1,885,006	—	1,885,006	—
Deutsche Bank AG	295,219	—	295,219	—
Goldman Sachs International	8,302,156	(4,630,685)	(3,671,471)	—	*
JPMorgan Chase Bank, N.A.	53,219	—	53,219	—
Morgan Stanley & Co. International PLC	4,682	—	—	4,682
Morgan Stanley Capital Services	5,090,562	(3,744,847)	(1,345,715)	—	*

Total	$15,668,924	$(8,375,532)	$(2,745,662)	$4,682

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$71,681	$—	$(41,116)	$30,565
Citibank N.A.	323,516	—	323,516	—
Deutsche Bank AG	38,406,395	—	38,406,395	—
Goldman Sachs International	3,528,756	—	3,528,756	—
JPMorgan Chase Bank, N.A.	7,159,374	—	7,159,374	—
Morgan Stanley & Co. International PLC	1,171,610	(910,000)	(43,126)	218,484

Total	$50,661,332	$(910,000)	$49,333,799	$249,049

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$41,116	$—	$41,116	$—
Citibank N.A.	356,091	—	(323,516)	32,575
Deutsche Bank AG	54,065,903	(15,659,508)	(38,406,395)	—	*
Goldman Sachs International	21,669,219	(18,140,463)	(3,528,756)	—	*
JPMorgan Chase Bank, N.A.	47,635,545	(40,476,171)	(7,159,374)	—	*
Morgan Stanley & Co. International PLC	43,126	—	43,126	—

Total	$123,811,000	$(74,276,142)	$(49,333,799)	$32,575

159

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Global Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$13,960	$—	$13,960	$—
Barclays Bank plc	58,144	—	(48,557)	9,587
Deutsche Bank AG	28,280	—	(25,642)	2,638
Goldman Sachs International	537,227	—	537,227	—
JPMorgan Chase Bank, N.A.	138,364	—	(57,566)	80,798
Morgan Stanley & Co. International PLC	63,101	—	(59,518)	3,583

Total	$839,076	$—	$359,904	$96,606

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$26,880	$—	$(13,960)	$12,920
Barclays Bank plc	48,557	—	48,557	—
Deutsche Bank AG	25,642	—	25,642	—
Goldman Sachs International	774,570	(237,343)	(537,227)	—	*
JPMorgan Chase Bank, N.A.	57,566	—	57,566	—
Morgan Stanley & Co. International PLC	59,518	—	59,518	—

Total	$992,733	$(237,343)	$(359,904)	$12,920

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2016.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Principal)	Options (Contracts)	Rights and/or Warrants ($)
Asset Allocation Bond Fund	11,060,597,492	265,651,999	40,842,286,798	17,687,071,637	166,605	—
Core Plus Bond Fund	169,573,185	7,663,405	1,139,405,661	282,608,274	—	—
Currency Hedged International Bond Fund	99,504,764	17,661,062	246,370,752	84,130,370	—	—
Debt Opportunities Fund	5,095,918	10,577,973	1,177,686,840	46,738,249	—	—
Emerging Country Debt Fund	164,523,897	—	1,662,577,425	390,000,000	—	38,731,193
Global Bond Fund	54,843,953	17,184,639	160,292,105	54,765,510	—	—
World Opportunity Overlay Fund	—	—	125,859,241	21,713,253	—	—

160

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund except World Opportunity Overlay Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Emerging Country Debt Fund	Global Bond Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Management Fee	0.25%	0.25%	0.25%	0.25%	0.35%	0.19%	0.08% (currently 0.08% waived)	—

In addition for certain Funds, each class of shares pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV	Class V	Class VI
Asset Allocation Bond Fund	0.15%				0.055%
Core Plus Bond Fund	0.15%		0.10%
Currency Hedged International Bond Fund	0.15%
Debt Opportunities Fund	0.15%	*			0.055%
Emerging Country Debt Fund	0.15%		0.10%
Global Bond Fund	0.15%

*	Class is offered but has no shareholders as of February 29, 2016.

For each Fund other than Global Bond Fund and Emerging Country Debt Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Global Bond Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

161

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Notes to Financial Statements — (Continued)

February 29, 2016

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily agreed to waive U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2016 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	42,724	5,592
Core Plus Bond Fund	3,198	366
Currency Hedged International Bond Fund	822	28
Debt Opportunities Fund	21,414	2,252
Emerging Country Debt Fund	50,482	5,050
Global Bond Fund	456	—
U.S. Treasury Fund	44,155	3,654
World Opportunity Overlay Fund	1,380	304

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2016, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
Asset Allocation Bond Fund	< 0.001%	0.000%	0.000%	< 0.001%
Core Plus Bond Fund	0.047%	0.010%	< 0.001%	0.057%
Currency Hedged International Bond Fund	0.032%	0.007%	< 0.001%	0.039%
Debt Opportunities Fund	< 0.001%	0.000%	0.000%	< 0.001%
Emerging Country Debt Fund	0.001%	< 0.001%	< 0.001%	0.001%
Global Bond Fund	0.033%	0.008%	< 0.001%	0.041%
U.S. Treasury Fund	0.000%	0.000%	0.000%	0.000%
World Opportunity Overlay Fund	0.000%	0.000%	0.000%	0.000%

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	1,282,703,319	3,155,487,696	952,199,816	2,588,364,184
Core Plus Bond Fund	—	142,607,389	—	46,215,618
Currency Hedged International Bond Fund	—	42,500,226	—	44,008,131
Debt Opportunities Fund	—	1,246,186,326	—	977,667,505
Emerging Country Debt Fund	167,127,768	1,135,232,755	—	697,683,162
Global Bond Fund	—	23,903,307	—	26,831,302
U.S. Treasury Fund	—	—	—	—
World Opportunity Overlay Fund	—	—	11,893,750	10,972,347

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 29, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	2	*	68.13%	—	99.99%
Core Plus Bond Fund	4		87.93%	< 0.01%	19.19%
Currency Hedged International Bond Fund	1		92.71%	—	92.71%
Debt Opportunities Fund	3	**	74.09%	0.35%	98.51%
Emerging Country Debt Fund	1	*	19.06%	0.05%	41.37%
Global Bond Fund	4		87.01%	—	—
U.S. Treasury Fund	2	**	39.44%	0.09%	99.76%
World Opportunity Overlay Fund	2	*	85.84%	—	100.00%

*	One of the shareholders is another fund of the Trust.
**	Two of the shareholders are other funds of the Trust.

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2016				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	3,486,285		$80,557,647		13,170,551	$338,623,932
Shares issued to shareholders in reinvestment of distributions	1,170,894		26,485,630		430,983	10,758,399
Shares repurchased	(4,741,953)		(108,443,047)		(8,209,233)	(207,521,005)

Net increase (decrease)	(84,774)		$(1,399,770)		5,392,301	$141,861,326

Class VI:
Shares sold	13,228,053		$325,062,565		98,229,989	$2,487,032,010
Shares issued to shareholders in reinvestment of distributions	12,325,878		279,304,399		8,235,829	205,835,539
Shares repurchased	(116,764,298)		(2,651,040,441)		(46,050,450)	(1,180,905,031)

Net increase (decrease)	(91,210,367)		$(2,046,673,477)		60,415,368	$1,511,962,518

Core Plus Bond Fund
Class III:
Shares sold	914,103		$6,869,966		4,130	$32,050
Shares issued to shareholders in reinvestment of distributions	50,178		359,773		4,151	31,555
Shares repurchased	(181,247)		(1,303,505)		—	—

Net increase (decrease)	783,034		$5,926,234		8,281	$63,605

Class IV:
Shares sold	5,049,871		$36,361,097		258,846	$1,985,944
Shares issued to shareholders in reinvestment of distributions	1,276,672		9,179,274		1,033,506	7,877,190
Shares repurchased	(655,067)		(4,672,989)		(2,534,324)	(19,411,215)

Net increase (decrease)	5,671,476		$40,867,382		(1,241,972)	$(9,548,081)

Currency Hedged International Bond Fund
Class III:
Shares sold	53,089		$489,111		—	$—
Shares issued to shareholders in reinvestment of distributions	686,182		5,839,409		348,240	3,297,830
Shares repurchased	(1,082,252)		(9,358,334)		(1,153,526)	(11,201,517)

Net increase (decrease)	(342,981)		$(3,029,814)		(805,286)	$(7,903,687)

Debt Opportunities Fund
Class VI:
Shares sold	13,193,822	(a)	$327,076,787	(a)	20,066,816 *	$494,690,857
Shares issued to shareholders in reinvestment of distributions	1,110,191		27,443,611		1,104,851 *	27,256,663
Shares repurchased	(19,452,966	)(b)	(482,695,222	)(b)	(36,128,288)*	(893,753,236)
Purchase premium fees	—		934,339		—	239,334
Redemption fees	—		1,552,426		—	1,831,767

Net increase (decrease)	(5,148,953)		$(125,688,059)		(14,956,621)*	$(369,734,615)

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Emerging Country Debt Fund
Class III:
Shares sold	25,397,575		$237,263,300		50,562,907	$496,774,141
Shares issued to shareholders in reinvestment of distributions	6,137,840		54,000,564		6,428,017	61,281,242
Shares repurchased	(14,696,916)		(133,227,759)		(37,995,031)	(358,260,256)
Purchase premiums	—		637,766		—	1,264,288
Redemption fees	—		671,195		—	335,268

Net increase (decrease)	16,838,499		$159,345,066		18,995,893	$201,394,683

Class IV:
Shares sold	51,451,084	(c)	$456,814,315	(c)	114,608,649	$1,099,102,833
Shares issued to shareholders in reinvestment of distributions	21,333,735		187,694,457		19,070,371	182,563,376
Shares repurchased	(58,894,374	)(d)	(531,254,001	)(d)	(42,205,751)	(426,135,712)
Purchase premiums	—		2,387,167		—	4,332,961
Redemption fees	—		2,420,364		—	1,152,239

Net increase (decrease)	13,890,445		$118,062,302		91,473,269	$861,015,697

Global Bond Fund
Class III:
Shares sold	884,140		$7,420,392		382,667	$3,312,777
Shares issued to shareholders in reinvestment of distributions	—		—		15,270	134,377
Shares repurchased	(1,940,336)		(16,267,203)		(11,410,003)	(100,459,483)

Net increase (decrease)	(1,056,196)		$(8,846,811)		(11,012,066)	$(97,012,329)

U.S. Treasury Fund
Core Class:
Shares sold	712,256,180		$17,806,570,597		435,438,373	$10,885,959,327
Shares issued to shareholders in reinvestment of distributions	237,043		5,925,398		38,453	961,343
Shares repurchased	(640,904,840)		(16,022,605,367)		(422,115,942)	(10,552,898,555)

Net increase (decrease)	71,588,383		$1,789,890,628		13,360,884	$334,022,115

World Opportunity Overlay Fund
Core Class:
Shares sold	156,962		$2,450,171		—	$—
Shares repurchased	(2,776,529)		(42,206,280)		(13,894,596)	(376,185,803)

Net increase (decrease)	(2,619,567)		$(39,756,109)		(13,894,596)	$(376,185,803)

(a)	907,139 shares and $22,542,400 were purchased in-kind.
*	Shares were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)	907,139 shares and $22,542,400 were redeemed in-kind.
(c)	5,969,578 shares and $53,279,922 were purchased in-kind.
(d)	2,832,882 shares and $26,147,504 were redeemed in-kind.

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Return of Capital	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$205,200,022	$2,020,968,169	$1,575,000,000	$722,198	$245,971	$—	$651,060,734

Core Plus Bond Fund
GMO Debt Opportunities Fund, Class VI	$23,095,439	$4,208,264	$—	$437,957	$—	$—	$27,023,784
GMO Emerging Country Debt Fund, Class IV	11,151,254	3,764,158	—	908,595	—	—	13,799,995
GMO U.S. Treasury Fund	23,331,920	114,731,000	25,000,000	146,889	45,535	—	113,058,921
GMO World Opportunity Overlay Fund	46,286,352	2,450,171	3,706,664	—	—	18,516,379	26,355,861

Totals	$103,864,965	$125,153,593	$28,706,664	$1,493,441	$45,535	$18,516,379	$180,238,561

Currency Hedged International Bond Fund
GMO Debt Opportunities Fund, Class VI	$3,276,775	$—	$500,000	$47,111	$—	$—	$2,749,434
GMO Emerging Country Debt Fund, Class IV	3,308,535	270,614	—	228,771	—	—	3,300,280
GMO U.S. Treasury Fund	107,222	29,400,000	17,657,222	9,930	2,797	—	11,851,979
GMO World Opportunity Overlay Fund	13,783,104	—	1,947,344	—	—	5,513,789	6,312,879

Totals	$20,475,636	$29,670,614	$20,104,566	$285,812	$2,797	$5,513,789	$24,214,572

Debt Opportunities Fund
GMO U.S. Treasury Fund	$44,831,828	$282,000,000	$249,000,000	$99,880	$24,837	$—	$77,841,625

Emerging Country Debt Fund
GMO Debt Opportunities Fund, Class VI	$14,086,690	$—	$—	$239,133	$—	$—	$13,956,048
GMO U.S. Treasury Fund	36,008,143	170,000,000	121,200,000	90,667	29,804	—	84,774,937
GMO World Opportunity Overlay Fund	38,643,941	—	22,898,430	—	—	15,459,111	—

Totals	$88,738,774	$170,000,000	$144,098,430	$329,800	$29,804	$15,459,111	$98,730,985

Global Bond Fund
GMO Debt Opportunities Fund, Class VI	$1,946,091	$—	$275,424	$30,004	$—	$—	$1,654,313
GMO Emerging Country Debt Fund, Class IV	2,070,417	278,383	320,172	127,641	—	—	1,874,540
GMO U.S. Treasury Fund	1,426,178	16,610,000	14,036,636	3,838	761	—	3,999,480
GMO World Opportunity Overlay Fund	9,174,842	—	2,227,285	—	—	3,670,301	3,274,058

Totals	$14,617,528	$16,888,383	$16,859,517	$161,483	$761	$3,670,301	$10,802,391

11.	Subsequent events

Subsequent to February 29, 2016, GMO World Opportunity Overlay Fund received redemption requests in the amount of $36,129,623.

As of April 26, 2016 (the date of the audit opinion), it is anticipated that a redemption of approximately 60% of Core Plus Bond Fund’s net assets will occur within the next 30 days.

On March 8, 2016, following press reports of settlements in principle with other Argentine creditors, Emerging Country Debt Fund (“ECDF”) and the Government of Argentina signed a document (the “Conditional Settlement Agreement”) in which Argentina undertook to settle ECDF’s claims (as discussed in “Other Matters” in Note 2), subject to satisfaction of specified conditions precedent, including the repeal of Argentina’s “Lock Law” and the dissolution of injunctions issued by the United States District Court for the Southern District of New York. On that date, ECDF discontinued its valuation based on a broker quote and began pricing the judgments based on the Conditional Settlement Agreement, adjusted by a discount to reflect the uncertainties associated with actual payment. ECDF’s valuation of the judgment on March 8, 2016 through the date of this report’s publication was higher than the valuation on February 29, 2016 and March 7, 2016. Because the “Lock Law” has been repealed and the injunctions have been lifted, the uncertainty discount has been reduced. Nevertheless, there can be no assurance that the other conditions precedent in the Conditional Settlement Agreement will be met, or that other events will not prevent payment to ECDF. Furthermore, there can be no assurance that ECDF will continue to base its valuation on the Conditional Settlement Agreement or continue to use the current uncertainty discount.

166

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and Shareholders of GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Currency Hedged International Bond Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Global Bond Fund, GMO U.S. Treasury Fund, and GMO World Opportunity Overlay Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Currency Hedged International Bond Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Global Bond Fund, GMO U.S. Treasury Fund, and GMO World Opportunity Overlay Fund (collectively, the “Funds”) at February 29, 2016, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

167

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

February 29, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 29, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Annualized Expense Ratio
GMO Asset Allocation Bond Fund
Class III	$1,000.00	$987.10	$2.03	$1,000.00	$1,022.82	$2.06	0.41%
Class VI	$1,000.00	$987.60	$1.53	$1,000.00	$1,023.32	$1.56	0.31%
GMO Core Plus Bond Fund
Class III	$1,000.00	$998.60	$2.09	$1,000.00	$1,022.78	$2.11	0.42%
Class IV	$1,000.00	$998.60	$1.84	$1,000.00	$1,023.02	$1.86	0.37%
GMO Currency Hedged International Bond Fund
Class III	$1,000.00	$1,037.30	$2.23	$1,000.00	$1,022.68	$2.21	0.44%
GMO Debt Opportunities Fund
Class VI	$1,000.00	$1,000.00	$1.54	$1,000.00	$1,023.32	$1.56	0.31%
GMO Emerging Country Debt Fund
Class III	$1,000.00	$1,000.40	$2.69	$1,000.00	$1,022.18	$2.72	0.54%
Class IV	$1,000.00	$1,000.70	$2.44	$1,000.00	$1,022.43	$2.46	0.49%
GMO Global Bond Fund
Class III	$1,000.00	$1,031.20	$2.32	$1,000.00	$1,022.58	$2.31	0.46%
GMO U.S. Treasury Fund
Core Shares	$1,000.00	$1,001.50	$0.00	$1,000.00	$1,024.86	$0.00	0.00%
GMO World Opportunity Overlay Fund
Core Shares	$1,000.00	$975.10	$0.10	$1,000.00	$1,024.76	$0.10	0.02%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

168

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2016 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable RIC Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2016:

Fund Name	U.S Government Obligation Income(1,2)	Interest-Related Dividend Income(3) ($)	Short-Term Capital Gain Dividends(3) ($)
Asset Allocation Bond Fund	—	—	—
Core Plus Bond Fund	4.06%	—	—
Currency Hedged International Bond Fund	1.69%	—	—
Debt Opportunities Fund	—	24,793,874	—
Emerging Country Debt Fund	—	—	—
Global Bond Fund	—	—	—
U.S. Treasury Fund	69.20%	5,710,896	1,739,695

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the RIC Funds and the RIC Funds’ shareholders. Any eligible short-term capital gain dividends received from underlying funds are designated as interest-related dividend income by a RIC Fund.

In early 2017, the RIC Funds will notify applicable shareholders of amounts for use in preparing 2016 U.S. federal income tax forms.

169

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2016. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Management of the Trust

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	38	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989 – 2011).	38	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 –present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011 – present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – present).	38	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.

[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

170

Interested Trustee and Officer

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 – 2005).	50	None.

Officers
Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP (1988 – 2005).
Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 – November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Carly Cushman YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013 – June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 – present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010 – present); Senior Associate, PricewaterhouseCoopers LLP (September 2009 – October 2010).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

171

Officers — (Continued)
Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

172

GMO Trust

Annual Report

February 29, 2016

Foreign Fund

Foreign Small Companies Fund

Global Focused Equity Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Foreign Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the International Active Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Foreign Fund returned -10.29% (net) for the fiscal year ended February 29, 2016, as compared with -15.18% for the MSCI EAFE Index.

Stock selection added to relative performance. Holdings in Japan, Australia, and Europe contributed positively to relative returns. Positions in Nippon Telegraph & Telephone in Japan, Asciano in Australia, and Imperial Brands and Taylor Wimpey in the United Kingdom were the largest positive contributors to performance. On the negative side, E.ON SE in Germany detracted from returns.

Country allocation also added to relative performance. An underweight position in the lagging Australian market helped relative returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Foreign Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $35,000,000 Investment in

GMO Foreign Fund Class III Shares and the MSCI EAFE Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Foreign Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.7%
Mutual Funds	1.6
Short-Term Investments	1.5
Other	0.2

100.0%

Country Summary**	% of Investments
United Kingdom	26.3%
Japan	21.0
France	12.0
Switzerland	8.0
Germany	5.4
Italy	4.5
Australia	3.5
Sweden	3.1
Hong Kong	2.3
Spain	2.3
Belgium	1.9
Taiwan	1.5
Netherlands	1.3
China	1.2
Israel	1.2
Portugal	1.2
South Korea	1.2
Finland	1.1
Mexico	1.0

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments***
Telecommunication Services	13.3%
Food, Beverage & Tobacco	10.0
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Insurance	7.4
Banks	6.9
Utilities	5.9
Real Estate	5.7
Technology Hardware & Equipment	5.2
Diversified Financials	4.7
Media	4.6
Capital Goods	4.4
Energy	4.3
Automobiles & Components	3.8
Materials	3.4
Retailing	3.3
Software & Services	2.7
Semiconductors & Semiconductor Equipment	1.5
Household & Personal Products	1.3
Commercial & Professional Services	1.3
Consumer Durables & Apparel	1.0

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 3.4%
931,907	Incitec Pivot Ltd	1,928,756
159,471	Link Administration Holdings Ltd *	867,731
783,299	Scentre Group (REIT)	2,435,416

	Total Australia	5,231,903

	Belgium — 1.8%
25,380	Anheuser-Busch InBev NV	2,839,430

	China — 1.1%
161,142	China Mobile Ltd	1,723,487

	Finland — 1.1%
65,367	Nokia Oyj *	397,360
212,558	Nokia Oyj	1,287,496

	Total Finland	1,684,856

	France — 11.6%
68,956	Altran Technologies SA	820,878
24,224	Arkema SA	1,478,949
37,654	BNP Paribas SA	1,756,071
19,061	Cap Gemini SA	1,583,635
46,706	Cie de Saint-Gobain	1,804,406
17,973	Cie Generale des Etablissements Michelin – Class B	1,621,270
17,507	Nexity SA	808,186
119,655	Orange SA	2,072,476
55,160	SCOR SE	1,929,210
123,223	Technicolor SA (Registered)	747,818
31,686	Technip SA	1,569,843
24,217	Teleperformance	1,869,636

	Total France	18,062,378

	Germany — 5.2%
24,898	Allianz SE (Registered)	3,693,047
98,555	Deutsche Telekom AG (Registered)	1,648,528
151,841	E.ON SE	1,371,922
211,263	Telefonica Deutschland Holding AG	1,020,922
6,689	Wincor Nixdorf AG *	339,238

	Total Germany	8,073,657

	Hong Kong — 2.3%
128,572	CK Hutchison Holdings Ltd	1,552,651
206,488	Power Assets Holdings Ltd	1,954,311

	Total Hong Kong	3,506,962

	Israel — 1.1%
351,839	Bank Hapoalim BM	1,718,725

Shares	Description	Value ($)
	Italy — 4.4%
1,383,674	Banca Popolare di Milano Scarl	951,689
159,311	ENI SPA	2,227,998
561,155	Mediaset SPA	1,993,171
1,664,337	Telecom Italia SPA *	1,617,233

	Total Italy	6,790,091

	Japan — 20.3%
717,915	Aozora Bank Ltd	2,338,991
74,163	Bridgestone Corp	2,596,567
78,283	Brother Industries Ltd	855,053
10,936	Daito Trust Construction Co Ltd	1,481,161
39,100	Daiwa House Industry Co Ltd	1,070,036
329,532	Hitachi Ltd	1,393,973
156,478	Isuzu Motors Ltd	1,565,503
36,400	Japan Post Bank Co Ltd *	396,473
87,300	Japan Post Holdings Co Ltd *	1,111,778
39,000	Japan Tobacco Inc	1,550,831
522	Japan Retail Fund Investment Corp (REIT)	1,189,911
54,340	K’s Holdings Corp	1,768,580
126,969	KDDI Corp	3,243,804
298,444	Mitsubishi UFJ Financial Group Inc	1,287,878
157,449	Nippon Telegraph & Telephone Corp	6,667,543
378,105	Nippon Electric Glass Co Ltd	1,798,256
36,238	Tokio Marine Holdings Inc	1,263,330

	Total Japan	31,579,668

	Mexico — 1.0%
550,532	Macquarie Mexico Real Estate Management SA de CV (REIT) *	695,073
490,142	PLA Administradora Industrial S de RL de CV (REIT) *	816,453

	Total Mexico	1,511,526

	Netherlands — 1.2%
158,416	ING Groep NV CVA	1,888,530

	Portugal — 1.2%
168,488	Galp Energia SGPS SA	1,847,913

	South Korea — 1.2%
1,881	Samsung Electronics Co Ltd	1,793,190

	Spain — 2.2%
82,408	Endesa SA	1,485,330
310,503	Iberdrola SA	2,000,325

	Total Spain	3,485,655

	Sweden — 2.9%
78,846	Investor AB – B Shares	2,611,934
65,836	Svenska Cellulosa AB – Class B	1,962,793

	Total Sweden	4,574,727

See accompanying notes to the financial statements.	5

GMO Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Switzerland — 7.8%
13,807	Baloise Holding AG (Registered)	1,736,769
26,838	Roche Holding AG	6,881,675
132,383	UBS Group AG (Registered)	2,022,414
6,659	Zurich Insurance Group AG *	1,410,449

	Total Switzerland	12,051,307

	Taiwan — 1.5%
505,379	Taiwan Semiconductor Manufacturing Co Ltd	2,261,035

	United Kingdom — 25.4%
124,040	AstraZeneca Plc	7,052,502
32,224	Berkeley Group Holdings Plc	1,451,143
90,177	British American Tobacco Plc	4,906,012
144,613	Essentra Plc	1,670,865
74,531	Euromoney Institutional Investor Plc	941,257
304,234	Howden Joinery Group Plc	2,075,803
82,313	Imperial Brands Plc	4,248,653
104,314	Inchcape Plc	1,066,157
130,916	Informa Plc	1,246,862
102,800	John Wood Group Plc	888,772
73,697	Melrose Industries Plc	335,634
155,983	National Grid Plc	2,083,277
20,663	RPS Group Plc	49,685
24,569	SABMiller Plc	1,421,920
71,363	Schroders Plc (Non Voting)	1,990,228
11,987	Schroders Plc	433,659
74,033	Travis Perkins Plc	1,834,854
279,421	Tyman Plc	1,028,587
639,183	Vodafone Group Plc	1,938,578
206,018	Worldpay Group Plc *	822,629
94,423	WPP Plc	1,988,776

	Total United Kingdom	39,475,853

	TOTAL COMMON STOCKS (COST $165,496,322)	150,100,893

	MUTUAL FUNDS — 1.6%

	United States — 1.6%
	Affiliated Issuers
98,975	GMO U.S. Treasury Fund	2,474,385

	TOTAL MUTUAL FUNDS (COST $2,473,996)	2,474,385

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.5%

		Time Deposits — 1.5%
USD	778,297	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 03/01/16	778,297
EUR	1,662	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	1,808
GBP	380	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 03/01/16	529
USD	11,912	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 03/01/16	11,912
USD	778,297	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	778,297
AUD	72,966	National Australia Bank (Melbourne) Time Deposit, 1.23%, due 03/01/16	52,079
USD	778,297	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 03/01/16	778,297

		TOTAL SHORT-TERM INVESTMENTS (COST $2,401,219)	2,401,219

		TOTAL INVESTMENTS — 99.8% (Cost $170,371,537)	154,976,497
		Other Assets and Liabilities (net) — 0.2%	297,569

		TOTAL NET ASSETS — 100.0%	$155,274,066

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

6	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the International Active Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Foreign Small Companies Fund returned -10.82% (net) for the fiscal year ended February 29, 2016, as compared with -7.24% for the S&P Developed ex-U.S. Small Cap Index.

Stock selection detracted from relative performance. Holdings in Japan, Canada, Australia, and the emerging markets detracted from relative returns. The largest negative impacts came from Nishi-Nippon City Bank in Japan, Capstone Mining in Canada, Incitec Pivot in Australia, and India’s Dewan Housing. Negative stock selection was somewhat offset by holdings in Europe, which added to relative performance, particularly positions in Grand City Properties in Germany and Amplifon in Italy.

Country allocation added to relative performance. Underweight positions in Canada and Hong Kong added to relative performance. However, positioning in Europe detracted from relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Foreign Small Companies Fund Class III Shares and the S&P Developed ex-U.S. Small Cap Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*	For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. Performance for that period is that of Class III shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class IV expenses had been applied throughout.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.3%
Mutual Funds	3.1
Preferred Stocks	0.8
Short-Term Investments	0.6
Other	0.2

100.0%

Country Summary**	% of Investments
Japan	22.8%
United Kingdom	18.8
France	12.6
Switzerland	8.2
Australia	6.6
Italy	6.5
Germany	5.9
Other Developed***	3.6
Canada	3.4
Sweden	2.3
Finland	1.6
Other Emerging****	1.5
Mexico	1.4
Taiwan	1.4
Netherlands	1.3
Brazil	1.1
Israel	1.0

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

Industry Group Summary	% of Equity Investments*****
Real Estate	12.3%
Diversified Financials	8.3
Capital Goods	8.1
Materials	7.5
Commercial & Professional Services	7.4
Automobiles & Components	6.8
Insurance	6.6
Media	6.0
Retailing	5.6
Software & Services	5.5
Consumer Durables & Apparel	4.1
Technology Hardware & Equipment	3.4
Banks	3.3
Energy	3.0
Telecommunication Services	2.8
Health Care Equipment & Services	2.6
Food, Beverage & Tobacco	1.7
Semiconductors & Semiconductor Equipment	1.4
Household & Personal Products	1.2
Consumer Services	1.0
Utilities	0.8
Transportation	0.6

100.0%

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%

	Australia — 6.3%
4,071,494	Downer EDI Ltd	9,640,968
5,045,454	Incitec Pivot Ltd	10,442,508
539,081	Link Administration Holdings Ltd *	2,933,307
9,234,834	Nine Entertainment Co Holdings Ltd	9,822,745
8,956,801	Spotless Group Holdings Ltd	7,673,871
3,330,763	Tox Free Solutions Ltd	5,836,797
5,512,690	Vicinity Centres (REIT)	12,204,873

	Total Australia	58,555,069

	Belgium — 0.7%
296,501	Mobistar SA *	6,166,002

	Brazil — 0.2%
975,500	FPC Par Corretora de Seguros SA	2,356,427

	Canada — 3.2%
710,100	Canyon Services Group Inc	2,115,080
6,116,400	Capstone Mining Corp *	1,785,645
339,200	Dorel Industries Inc – Class B	8,037,511
429,900	Medical Facilities Corp	4,648,512
942,100	Precision Drilling Corp	3,021,961
1,063,100	Superior Plus Corp	6,812,326
1,271,800	Western Energy Services Corp	3,318,148

	Total Canada	29,739,183

	Finland — 1.5%
355,910	Tieto Oyj	9,295,425
277,850	Tikkurila Oyj	4,460,903

	Total Finland	13,756,328

	France — 12.1%
99,247	Alten SA	5,716,860
749,189	Altran Technologies SA	8,918,625
151,729	Arkema SA	9,263,517
34,381	BioMerieux	4,375,186
88,334	Cie Generale des Etablissements Michelin – Class B	7,968,243
132,636	Euler Hermes Group	10,982,458
255,244	Nexity SA	11,782,979
157,271	SA des Ciments Vicat	9,173,514
302,545	SCOR SE	10,581,448
92,979	Sopra Group SA	9,011,680
1,768,260	Technicolor SA (Registered)	10,731,254
166,452	Teleperformance	12,850,669

	Total France	111,356,433

	Germany — 5.7%
634,959	Grand City Properties SA	13,183,941
150,641	LEG Immobilien AG *	12,312,396

Shares	Description	Value ($)
	Germany — continued
940,188	TAG Immobilien AG	11,105,466
2,591,378	Telefonica Deutschland Holding AG	12,522,751
68,161	Wincor Nixdorf AG *	3,456,842

	Total Germany	52,581,396

	Hong Kong — 0.8%
5,274,910	HKT Trust Ss	7,312,505

	India — 0.8%
3,218,220	Dewan Housing Finance Corp Ltd	7,234,639

	Ireland — 0.6%
66,338	Kerry Group Plc – Class A	5,786,019

	Israel — 1.0%
5,629,533	Israel Discount Bank Ltd – Class A *	9,043,294

	Italy — 6.3%
1,768,142	Amplifon SPA	14,178,789
1,126,898	Autogrill SPA *	8,863,922
11,253,022	Banca Popolare di Milano Scarl	7,739,813
1,015,722	Cerved Information Solutions SPA *	7,981,746
369,286	ERG SPA	4,500,543
2,973,115	Mediaset SPA	10,560,229
590,260	Mediobanca SPA	3,988,799

	Total Italy	57,813,841

	Japan — 21.9%
1,115,300	Anritsu Corp	6,381,669
315,100	Aoyama Trading Co Ltd	11,636,037
1,509,000	Calsonic Kansei Corp	11,076,129
290,400	Century Tokyo Leasing Corp	9,907,778
419,900	COMSYS Holdings Corp	6,266,305
245,500	Fuji Seal International Inc	7,820,993
420,000	Fujitsu General Ltd	5,722,911
572,100	Fuji Oil Holdings Inc	9,693,973
1,381,000	GS Yuasa Corp	5,637,159
265,350	Izumi Co Ltd	10,006,403
1,298	Kenedix Office Investment Corp (REIT)	7,537,015
653,050	Komori Corp	6,884,807
2,000	LaSalle Logiport REIT *	1,862,445
1,401,300	Mitsubishi UFJ Lease & Finance Co Ltd	6,044,223
3,500	Mori Hills REIT Investment Corp	5,271,024
801,500	NHK Spring Co Ltd	7,315,910
422,000	Nippon Seiki Co Ltd	8,156,675
118,600	Nippon Shokubai Co Ltd	5,922,686
1,342,000	Nippon Soda Co Ltd	6,034,839
6,570	Nomura Real Estate Master Fund Inc	9,125,671
1,943,000	Sanden Holdings Corp	4,953,690
1,008,900	Sanwa Holdings Corp	6,435,076

See accompanying notes to the financial statements.	11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
662,700	Sumitomo Rubber Industries Ltd	9,471,345
326,100	Suruga Bank Ltd	5,223,600
2,253,600	Takara Leben Co Ltd	11,932,244
201,000	TS Tech Co Ltd	4,465,583
837,000	Tsubakimoto Chain Co	4,891,970
410,700	Yokohama Rubber Co Ltd (The)	6,548,592

	Total Japan	202,226,752

	Mexico — 1.4%
4,643,106	Mexico Real Estate Management SA de CV *	5,862,145
3,994,000	PLA Administradora Industrial S de RL de CV (REIT) *	6,652,995

	Total Mexico	12,515,140

	Netherlands — 1.2%
367,653	Aalberts Industries NV	11,389,745

	New Zealand — 0.6%
3,009,275	Air New Zealand Ltd	5,400,037

	Portugal — 0.8%
674,230	Galp Energia SGPS SA	7,394,700

	Sweden — 2.2%
290,697	Loomis AB – Class B	9,350,246
363,421	Svenska Cellulosa AB – Class B	10,834,803

	Total Sweden	20,185,049

	Switzerland — 7.9%
298,524	Ascom Holding AG (Registered)	4,989,248
126,898	Baloise Holding AG (Registered)	15,962,369
75,757	Cembra Money Bank AG *	4,911,871
24,435	dorma & kaba Holding AG – Class B (Registered)	14,617,983
9,332	Forbo Holdings AG (Registered) *	9,680,973
28,833	Helvetia Holding AG (Registered)	15,233,378
496,906	Logitech International (Registered)	7,670,718

	Total Switzerland	73,066,540

	Taiwan — 1.4%
8,094,000	Chipbond Technology Corp	12,562,559

	Thailand — 0.7%
25,890,800	Jasmine Broadband Internet Infrastructure Fund	6,065,520

	United Kingdom — 18.0%
278,568	Berkeley Group Holdings Plc	12,544,751
390,990	Computacenter Plc	4,471,071
1,000,570	Essentra Plc	11,560,627
626,071	Euromoney Institutional Investor Plc	7,906,689

Shares	Description	Value ($)
	United Kingdom — continued
1,800,353	Howden Joinery Group Plc	12,283,894
1,160,711	Inchcape Plc	11,863,225
1,671,139	Informa Plc	15,916,164
715,201	John Wood Group Plc	6,183,374
1,161,011	Jupiter Fund Management Plc	6,424,189
435,349	Melrose Industries Plc	1,982,687
100,000	Micro Focus International Plc	2,043,680
150,524	RPS Group Plc	361,939
1,254,704	Saga Plc	3,309,579
300,999	Schroders Plc (Non Voting)	8,394,497
1,930,633	Senior Plc	5,549,113
461,389	Softcat Plc *	2,257,263
2,651,239	Spirent Communications Plc	3,119,320
1,255,557	SThree Plc	5,391,850
1,936,501	Topps Tiles Plc	3,766,352
363,532	Travis Perkins Plc	9,009,876
2,738,897	Tyman Plc	10,082,259
2,548,124	Wilmington Group Plc	9,150,698
1,036,959	Worldpay Group Plc *	4,140,571
727,450	Xaar Plc	4,761,425
181,853	XP Power Ltd	4,103,727

	Total United Kingdom	166,578,820

	TOTAL COMMON STOCKS (COST $900,521,154)	879,085,998

	PREFERRED STOCKS — 0.8%

	Brazil — 0.8%
1,867,300	Suzano Papel e Celulose SA – Class A	7,672,784

	TOTAL PREFERRED STOCKS (COST $7,563,905)	7,672,784

	MUTUAL FUNDS — 3.1%

	United States — 3.1%
	Affiliated Issuers
1,131,826	GMO U.S. Treasury Fund	28,295,639

	TOTAL MUTUAL FUNDS (COST $28,291,126)	28,295,639

12	See accompanying notes to the financial statements.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
USD	1,118,524	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	1,118,524
USD	4,621,199	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	4,621,199

		Total Time Deposits	5,739,723

		TOTAL SHORT-TERM INVESTMENTS (COST $5,739,723)	5,739,723

		TOTAL INVESTMENTS — 99.8% (Cost $942,115,908)	920,794,144
		Other Assets and Liabilities (net) — 0.2%	2,173,685

		TOTAL NET ASSETS — 100.0%	$922,967,829

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

See accompanying notes to the financial statements.	13

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the International Active Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the MSCI ACWI is included for comparative purposes. Please note that there are significant differences between the Fund’s portfolio holdings and those companies held in the MSCI ACWI.

GMO Global Focused Equity Fund returned -20.36% (net) for the fiscal year ended February 29, 2016, as compared with -12.32% for the MSCI ACWI.

Stock selection detracted from relative performance for the fiscal year. Holdings in the United States detracted from relative returns. The largest negative impacts came from positions in Tronox, Capital Product Partners, Western Digital, KapStone, and Mallinckrodt. Stock selection in Europe added to relative performance.

Country allocation added to relative performance. An underweight position in the emerging markets added to returns, as those markets generally did not perform as well as the developed markets.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in GMO Global Focused Equity Fund Class III Shares and the MSCI ACWI As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.9%
Short-Term Investments	5.8
Mutual Funds	0.8
Other	(2.5)

100.0%

Country Summary**	% of Equity Investments
United States	53.7%
United Kingdom	9.2
France	7.3
Japan	7.3
Australia	4.0
Canada	3.0
Israel	2.6
Taiwan	2.6
Finland	2.5
Sweden	2.4
China	2.1
Italy	1.9
Mexico	1.4

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments***
Energy	14.1%
Software & Services	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Technology Hardware & Equipment	7.8
Commercial & Professional Services	6.8
Telecommunication Services	6.0
Semiconductors & Semiconductor Equipment	5.6
Health Care Equipment & Services	5.3
Retailing	4.8
Consumer Durables & Apparel	4.5
Materials	4.3
Banks	4.3
Real Estate	3.5
Transportation	3.1
Diversified Financials	2.6
Media	2.2
Food, Beverage & Tobacco	2.0
Insurance	1.4
Capital Goods	0.4

100.0%

***	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%

	Australia — 3.8%
82,744	Incitec Pivot Ltd	171,254
108,019	Tox Free Solutions Ltd	189,292

	Total Australia	360,546

	Canada — 2.8%
9,600	Manulife Financial Corp	128,497
5,600	Suncor Energy Inc	136,916

	Total Canada	265,413

	China — 2.1%
18,000	China Mobile Ltd	192,518

	Finland — 2.3%
36,242	Nokia Oyj *	220,312

	France — 7.0%
21,124	Altran Technologies SA	251,468
32,957	Technicolor SA (Registered)	200,010
2,670	Teleperformance	206,133

	Total France	657,611

	Israel — 2.5%
48,452	Bank Hapoalim BM	236,687

	Italy — 1.9%
178,844	Telecom Italia SPA *	173,782

	Japan — 7.0%
45,000	Aozora Bank Ltd	146,612
11,000	Fujitsu General Ltd	149,886
81	Japan Retail Fund Investment Corp (REIT)	184,641
4,100	Nippon Telegraph & Telephone Corp	173,624

	Total Japan	654,763

	Mexico — 1.4%
76,100	PLA Administradora Industrial S de RL de CV (REIT) *	126,763

	Sweden — 2.3%
6,719	Loomis AB — Class B	216,116

	Taiwan — 2.5%
52,000	Taiwan Semiconductor Manufacturing Co Ltd	232,645

	United Kingdom — 8.8%
3,500	AstraZeneca Plc	198,998
3,348	British American Tobacco Plc	182,146
18,979	Essentra Plc	219,284
7,230	Melrose Industries Plc	32,927

Shares/ Par Value		Description	Value ($)
		United Kingdom — continued
	99,757	Topps Tiles Plc	194,020

		Total United Kingdom	827,375

		United States — 51.5%
	2,300	Aetna, Inc.	249,849
	893	Allergan Plc *	259,068
	1,711	Anthem, Inc.	223,611
	25,267	Ardmore Shipping Corp.	203,147
	3,593	Capital One Financial Corp.	236,168
	74,861	Capital Product Partners LP	250,784
	5,724	Delta Air Lines, Inc.	276,126
	11,200	eBay, Inc. *	266,560
	12,058	EMC Corp.	315,075
	9,140	FMC Technologies, Inc. *	224,204
	2,600	Genuine Parts Co.	234,390
	3,689	Lam Research Corp.	270,404
	3,834	Mallinckrodt Plc *	249,325
	4,498	Michael Kors Holdings Ltd *	254,812
	4,600	Microsoft Corp.	234,048
	6,213	National Oilwell Varco, Inc.	181,854
	6,800	Oracle Corp.	250,104
	7,188	Pfizer, Inc.	213,268
	3,747	Schlumberger Ltd.	268,735
	3,932	Western Digital Corp.	171,160

		Total United States	4,832,692

		TOTAL COMMON STOCKS (COST $10,171,122)	8,997,223

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	3,103	GMO U.S. Treasury Fund	77,565

		TOTAL MUTUAL FUNDS (COST $77,564)	77,565

		SHORT-TERM INVESTMENTS — 5.8%

		Time Deposits — 5.8%
USD	47,614	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Barclays (London) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	BNP Paribas (Paris) Time Deposit, 0.15%, due 03/01/16	47,614
USD	16,645	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 03/01/16	16,645
USD	47,614	Citibank (New York) Time Deposit, 0.15%, due 03/01/16	47,614

See accompanying notes to the financial statements.	17

GMO Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Time Deposits — continued
USD	47,614	DnB Nor Bank (Oslo) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Societe Generale (Paris) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Standard Chartered Bank (London) Time Deposit, 0.15%, due 03/01/16	47,614
USD	47,614	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	47,614

		Total Time Deposits	540,399

		TOTAL SHORT-TERM INVESTMENTS (COST $540,399)	540,399

		TOTAL INVESTMENTS — 102.5% (Cost $10,789,085)	9,615,187
		Other Assets and Liabilities (net) — (2.5%)	(231,848)

		TOTAL NET ASSETS — 100.0%	$9,383,339

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 19.

18	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2016

Portfolio Abbreviations:

CVA - Certificaaten van aandeler (Share Certificates)

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

USD - United States Dollar

See accompanying notes to the financial statements.	19

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$152,502,112	$892,498,505	$9,537,622
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	2,474,385	28,295,639	77,565
Foreign currency, at value (Note 2)(c)	1,530	16,669	876
Receivable for investments sold	30,544	801,041	106,217
Dividends receivable	405,882	1,682,851	26,492
Foreign taxes receivable	91,388	383,783	516
Foreign capital gains tax refund receivable	10,696	3,211	—
Receivable for foreign currency sold	63	4,670	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	31,577	68,837	17,756
Miscellaneous receivable	681	7,126	21

Total assets	155,548,858	923,762,332	9,767,065

Liabilities:
Payable for investments purchased	54,900	7,125	236,539
Payable for Fund shares repurchased	—	—	76,076
Payable to affiliate for (Note 5):
Management fee	79,197	542,936	4,732
Shareholder service fee	23,166	89,086	1,183
Payable to agents unaffiliated with GMO	3	124	—
Payable to Trustees and related expenses	313	1,294	20
Accrued expenses	117,213	153,938	65,176

Total liabilities	274,792	794,503	383,726

Net assets	$155,274,066	$922,967,829	$9,383,339

(a) Cost of investments – unaffiliated issuers:	$167,897,541	$913,824,782	$10,711,521
(b) Cost of investments – affiliated issuers:	$2,473,996	$28,291,126	$77,564
(c) Cost of foreign currency:	$1,549	$16,982	$887

20	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Net assets consist of:
Paid-in capital	$196,651,935	$973,072,973	$11,681,824
Accumulated undistributed net investment income	248,112	—	21,473
Distributions in excess of net investment income	—	(7,125,253)	—
Accumulated net realized (loss)	(26,171,340)	(21,601,926)	(1,145,692)
Net unrealized appreciation (depreciation)	(15,454,641)	(21,377,965)	(1,174,266)

	$155,274,066	$922,967,829	$9,383,339

Net assets attributable to:
Class II shares	$70,865,497	$—	$—

Class III shares	$81,645,367	$316,303,064	$9,383,339

Class IV shares	$2,763,202	$606,664,765	$—

Shares outstanding:
Class II	6,782,728	—	—

Class III	7,759,176	24,445,002	541,511

Class IV	255,574	46,992,466	—

Net asset value per share:
Class II	$10.45	$—	$—

Class III	$10.52	$12.94	$17.33

Class IV	$10.81	$12.91	$—

See accompanying notes to the financial statements.	21

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Investment Income:
Dividends from unaffiliated issuers (net of withholding tax)(a)	$7,947,411	$27,415,952	$268,829
Dividends from affiliated issuers (Note 10)	6,711	43,353	174
Interest	34,531	2,610	226

Total investment income	7,988,653	27,461,915	269,229

Expenses:
Management fee (Note 5)	1,398,965	7,421,258	62,597
Shareholder service fee – Class II (Note 5)	189,253	—	—
Shareholder service fee – Class III (Note 5)	187,958	477,581	15,649
Shareholder service fee – Class IV (Note 5)	19,648	741,792	—
Audit and tax fees	108,257	112,127	77,596
Custodian and fund accounting agent fees	215,574	509,924	50,700
Legal fees	9,181	37,517	6,212
Registration fees	24,732	3,598	1,932
Transfer agent fees	51,453	38,652	26,855
Trustees’ fees and related expenses (Note 5)	2,940	13,356	130
Miscellaneous	24,082	48,515	15,692

Total expenses	2,232,043	9,404,320	257,363
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(409,308)	(707,635)	(173,079)

Net expenses	1,822,735	8,696,685	84,284

Net investment income (loss)	6,165,918	18,765,230	184,945

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)	(1,982,520)	17,430,642	(884,429)
Investments in affiliated issuers	(789)	(4,010)	(12)
Realized gain distributions from affiliated issuers (Note 10)	2,090	7,897	45
Foreign currency, forward contracts and foreign currency related transactions	1,217,332	1,963,556	2,141

Net realized gain (loss)	(763,887)	19,398,085	(882,255)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(23,037,606)	(149,521,287)	(1,646,949)
Investments in affiliated issuers	389	4,513	1
Foreign currency, forward contracts and foreign currency related transactions	(609,333)	(2,473,528)	(752)

Net unrealized gain (loss)	(23,646,550)	(151,990,302)	(1,647,700)

Net realized and unrealized gain (loss)	(24,410,437)	(132,592,217)	(2,529,955)

Net increase (decrease) in net assets resulting from operations	$(18,244,519)	$(113,826,987)	$(2,345,010)

(a) Withholding tax:	$549,533	$1,965,374	$12,627

22	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Foreign Fund		Foreign Small Companies Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,165,918	$7,947,359	$18,765,230	$14,183,633
Net realized gain (loss)	(763,887)	22,217,812	19,398,085	31,193,844
Change in net unrealized appreciation (depreciation)	(23,646,550)	(53,178,227)	(151,990,302)	(117,180,110)

Net increase (decrease) in net assets from operations	(18,244,519)	(23,013,056)	(113,826,987)	(71,802,633)

Distributions to shareholders from:
Net investment income
Class II	(3,078,855)	(4,189,621)	—	—
Class III	(3,291,815)	(5,769,597)	(5,563,761)	(3,190,129)
Class IV	(786,711)	(1,038,270)	(13,945,012)	(12,821,408)

Total distributions from net investment income	(7,157,381)	(10,997,488)	(19,508,773)	(16,011,537)

Net realized gains
Class II	—	(4,197,890)	—	—
Class III	—	(5,739,400)	(9,686,581)	(8,625,536)
Class IV	—	(744,620)	(23,728,618)	(33,651,150)

Total distributions from net realized gains	—	(10,681,910)	(33,415,199)	(42,276,686)

Net share transactions (Note 9):
Class II	(25,438,691)	(38,714,143)	—	—
Class III	(59,807,577)	(23,097,990)	11,586,510	144,740,345
Class IV	(19,372,725)	(38,345,928)	(36,885,233)	11,636,123

Increase (decrease) in net assets resulting from net share transactions	(104,618,993)	(100,158,061)	(25,298,723)	156,376,468

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	115,825	117,931
Class IV	—	—	273,609	448,040

Increase in net assets resulting from purchase premiums and redemption fees	—	—	389,434	565,971

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(104,618,993)	(100,158,061)	(24,909,289)	156,942,439

Total increase (decrease) in net assets	(130,020,893)	(144,850,515)	(191,660,248)	26,851,583

Net assets:
Beginning of period	285,294,959	430,145,474	1,114,628,077	1,087,776,494

End of period	$155,274,066	$285,294,959	$922,967,829	$1,114,628,077

Accumulated undistributed net investment income	$248,112	$—	$—	$—

Distributions in excess of net investment income	$—	$(131,579)	$(7,125,253)	$(8,614,623)

See accompanying notes to the financial statements.	23

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Focused Equity Fund
	Year Ended February 28/29,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$184,945	$128,603
Net realized gain (loss)	(882,255)	(256,243)
Change in net unrealized appreciation (depreciation)	(1,647,700)	104,823

Net increase (decrease) in net assets from operations	(2,345,010)	(22,817)

Distributions to shareholders from:
Net investment income
Class III	(168,171)	(146,455)

Net realized gains
Class III	—	(1,526,500)

Net share transactions (Note 9):
Class III	697,132	1,319,318

Total increase (decrease) in net assets	(1,816,049)	(376,454)

Net assets:
Beginning of period	11,199,388	11,575,842

End of period	$9,383,339	$11,199,388

Accumulated undistributed net investment income	$21,473	$352

24	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN FUND

	Class II Shares										Class III Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net asset value, beginning of period	$12.12		$13.58		$11.57		$11.21		$12.88		$12.20		$13.66		$11.64		$11.27		$12.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30		0.26		0.30		0.29		0.31		0.32		0.26		0.32		0.30		0.34
Net realized and unrealized gain (loss)	(1.51)		(0.93)		2.04		0.43		(1.43)		(1.53)		(0.92)		2.04		0.44		(1.47)

Total from investment operations	(1.21)		(0.67)		2.34		0.72		(1.12)		(1.21)		(0.66)		2.36		0.74		(1.13)

Less distributions to shareholders:
From net investment income	(0.46)		(0.39)		(0.33)		(0.36)		(0.55)		(0.47)		(0.40)		(0.34)		(0.37)		(0.55)
From net realized gains	—		(0.40)		—		—		—		—		(0.40)		—		—		—

Total distributions	(0.46)		(0.79)		(0.33)		(0.36)		(0.55)		(0.47)		(0.80)		(0.34)		(0.37)		(0.55)

Net asset value, end of period	$10.45		$12.12		$13.58		$11.57		$11.21		$10.52		$12.20		$13.66		$11.64		$11.27

Total Return(b)	(10.30)%		(4.75)%		20.39%		6.65%		(8.38)%		(10.29)%		(4.64)%		20.42%		6.75%		(8.36)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,865		$108,343		$165,028		$217,052		$259,270		$81,645		$152,047		$197,489		$222,262		$403,157
Net expenses to average daily net assets	0.83	%(c)	0.83	%(c)	0.83	%(c)(d)	0.84	%(c)(d)	0.82	%(d)	0.76	%(c)	0.76	%(c)	0.76	%(c)(d)	0.77	%(c)(d)	0.75	%(d)
Net investment income (loss) to average daily net assets	2.54%		2.04%		2.37%		2.65%		2.71%		2.61%		2.02%		2.53%		2.78%		2.89%
Portfolio turnover rate	113	%(e)	113%		98%		91%		58%		113	%(e)	113%		98%		91%		58%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18%		0.13%		0.11%		0.07%		0.07%		0.17%		0.13%		0.12%		0.07%		0.08%

	Class IV Shares
	Year Ended February 28/29,
	2016		2015		2014		2013		2012
Net asset value, beginning of period	$12.53		$14.00		$11.92		$11.55		$13.25

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.40		0.35		0.33		0.33
Net realized and unrealized gain (loss)	(1.64)		(1.07)		2.08		0.42		(1.46)

Total from investment operations	(1.24)		(0.67)		2.43		0.75		(1.13)

Less distributions to shareholders:
From net investment income	(0.48)		(0.40)		(0.35)		(0.38)		(0.57)
From net realized gains	—		(0.40)		—		—		—

Total distributions	(0.48)		(0.80)		(0.35)		(0.38)		(0.57)

Net asset value, end of period	$10.81		$12.53		$14.00		$11.92		$11.55

Total Return(b)	(10.24)%		(4.59)%		20.54%		6.68%		(8.21)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,763		$24,905		$67,628		$88,992		$391,421
Net expenses to average daily net assets	0.70	%(c)	0.70	%(c)	0.70	%(c)(d)	0.70	%(c)(d)	0.69	%(d)
Net investment income (loss) to average daily net assets	3.25%		2.96%		2.71%		3.02%		2.74%
Portfolio turnover rate	113	%(e)	113%		98%		91%		58%
Fees and expenses reimbursed and/ or waived by GMO to average daily net assets:	0.18%		0.13%		0.11%		0.07%		0.07%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 65% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	25

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2016		2015		2014		2013		2012		2016		2015		2014		2013		2012
Net asset value, beginning of period	$15.31		$17.29		$14.40		$12.91		$14.22		$15.28		$17.25		$14.37		$12.90		$14.20

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.20		0.27		0.23		0.19		0.27		0.21		0.25		0.12		0.17
Net realized and unrealized gain (loss)	(1.86)		(1.34)		3.62		1.43		(1.27	)(b)	(1.86)		(1.34)		3.64		1.54		(1.23	)(b)

Total from investment operations	(1.60)		(1.14)		3.89		1.66		(1.08)		(1.59)		(1.13)		3.89		1.66		(1.06)

Less distributions to shareholders:
From net investment income	(0.28)		(0.23)		(0.48)		(0.17)		(0.23)		(0.29)		(0.23)		(0.49)		(0.19)		(0.24)
From net realized gains	(0.49)		(0.61)		(0.52)		—		—		(0.49)		(0.61)		(0.52)		—		—

Total distributions	(0.77)		(0.84)		(1.00)		(0.17)		(0.23)		(0.78)		(0.84)		(1.01)		(0.19)		(0.24)

Net asset value, end of period	$12.94		$15.31		$17.29		$14.40		$12.91		$12.91		$15.28		$17.25		$14.37		$12.90

Total Return(c)	(10.82)%		(6.34)%		27.54%		12.93%		(7.45)%		(10.80)%		(6.25)%		27.61%		12.96%		(7.33)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$316,303		$353,778		$236,393		$314,389		$483,122		$606,665		$760,850		$851,384		$471,628		$71,373
Net expenses to average daily net assets	0.86	%(d)	0.85	%(d)	0.86	%(d)(e)	0.85	%(d)(e)	0.86	%(e)	0.81	%(d)	0.80	%(d)	0.81	%(d)(e)	0.80	%(d)(e)	0.81	%(e)
Net investment income (loss) to average daily net assets	1.73%		1.26%		1.73%		1.83%		1.43%		1.79%		1.32%		1.56%		0.90%		1.34%
Portfolio turnover rate	60	%(f)	58%		57%		56%		46%		60	%(f)	58%		57%		56%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%		0.07%		0.07%		0.09%		0.10%		0.07%		0.07%		0.07%		0.10%		0.10%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01		$0.00	(g)	$0.02		$0.00	(g)	$0.01		$0.01		$0.00	(f)	$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 44% of the average value of its portfolio.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

26	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015		2014		2013		2012(a)
Net asset value, beginning of period	$22.14		$25.82		$23.67		$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.36		0.27		0.26		0.31		0.03
Net realized and unrealized gain (loss)	(4.83)		(0.17)		6.19		1.90		1.96

Total from investment operations	(4.47)		0.10		6.45		2.21		1.99

Less distributions to shareholders:
From net investment income	(0.34)		(0.30)		(0.37)		(0.28)		—
From net realized gains	—		(3.48)		(3.93)		(0.25)		—

Total distributions	(0.34)		(3.78)		(4.30)		(0.53)		—

Net asset value, end of period	$17.33		$22.14		$25.82		$23.67		$21.99

Total Return(c)	(20.36)%		(0.14)%		28.89%		10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,383		$11,199		$11,576		$8,711		$4,634
Net expenses to average daily net assets	0.81	%(d)	0.79	%(d)	0.78	%(d)(e)	0.83	%(d)	0.84	%*
Net investment income (loss) to average daily net assets	1.77%		1.14%		1.00%		1.42%		0.56	%*
Portfolio turnover rate	99	%(f)	85%		225%		103%		18	%††**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.66%		1.52%		1.75%		2.38%		8.66	%*
(a)	Period from December 1, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 90% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	27

GMO Trust Funds

Notes to Financial Statements

February 29, 2016

1.	Organization

Each of Foreign Fund, Foreign Small Companies Fund, and Global Focused Equity Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (“Funds”) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Foreign Fund	MSCI EAFE Index	Total return in excess of benchmark
Foreign Small Companies Fund	S&P Developed ex-U.S. Small Cap Index	Total return in excess of benchmark
Global Focused Equity Fund	Not Applicable	Total return

Foreign Small Companies Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of February 29, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of February 29, 2016 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service (Net)
Foreign Fund	96%
Foreign Small Companies Fund	92%
Global Focused Equity Fund	40%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At February 29, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). This standard eliminates the requirement to include investments whose fair values are measured at net asset value (“NAV”) as a practical expedient within the fair value hierarchy table in an effort to reduce inconsistency in the leveling of certain investments. The new guidance is effective for fiscal years beginning after December 15, 2015. GMO is currently evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2016:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,231,903	$—	$5,231,903
Belgium	—	2,839,430	—	2,839,430
China	—	1,723,487	—	1,723,487
Finland	—	1,684,856	—	1,684,856
France	—	18,062,378	—	18,062,378
Germany	—	8,073,657	—	8,073,657
Hong Kong	—	3,506,962	—	3,506,962
Israel	—	1,718,725	—	1,718,725
Italy	—	6,790,091	—	6,790,091
Japan	—	31,579,668	—	31,579,668
Mexico	1,511,526	—	—	1,511,526
Netherlands	—	1,888,530	—	1,888,530
Portugal	—	1,847,913	—	1,847,913
South Korea	—	1,793,190	—	1,793,190
Spain	—	3,485,655	—	3,485,655
Sweden	—	4,574,727	—	4,574,727
Switzerland	—	12,051,307	—	12,051,307
Taiwan	—	2,261,035	—	2,261,035
United Kingdom	—	39,475,853	—	39,475,853

TOTAL COMMON STOCKS	1,511,526	148,589,367	—	150,100,893

Mutual Funds
United States	2,474,385	—	—	2,474,385

TOTAL MUTUAL FUNDS	2,474,385	—	—	2,474,385

Short-Term Investments	2,401,219	—	—	2,401,219

Total Investments	6,387,130	148,589,367	—	154,976,497

Total	$6,387,130	$148,589,367	$—	$154,976,497

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$58,555,069	$—	$58,555,069
Belgium	—	6,166,002	—	6,166,002
Brazil	—	2,356,427	—	2,356,427
Canada	29,739,183	—	—	29,739,183
Finland	—	13,756,328	—	13,756,328
France	—	111,356,433	—	111,356,433
Germany	—	52,581,396	—	52,581,396
Hong Kong	—	7,312,505	—	7,312,505
India	—	7,234,639	—	7,234,639
Ireland	—	5,786,019	—	5,786,019
Israel	—	9,043,294	—	9,043,294

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Italy	$—	$57,813,841	$—	$57,813,841
Japan	—	202,226,752	—	202,226,752
Mexico	12,515,140	—	—	12,515,140
Netherlands	—	11,389,745	—	11,389,745
New Zealand	—	5,400,037	—	5,400,037
Portugal	—	7,394,700	—	7,394,700
Sweden	—	20,185,049	—	20,185,049
Switzerland	—	73,066,540	—	73,066,540
Taiwan	—	12,562,559	—	12,562,559
Thailand	—	6,065,520	—	6,065,520
United Kingdom	—	166,578,820	—	166,578,820

TOTAL COMMON STOCKS	42,254,323	836,831,675	—	879,085,998

Preferred Stocks
Brazil	—	7,672,784	—	7,672,784

TOTAL PREFERRED STOCKS	—	7,672,784	—	7,672,784

Mutual Funds
United States	28,295,639	—	—	28,295,639

TOTAL MUTUAL FUNDS	28,295,639	—	—	28,295,639

Short-Term Investments	5,739,723	—	—	5,739,723

Total Investments	76,289,685	844,504,459	—	920,794,144

Total	$76,289,685	$844,504,459	$—	$920,794,144

Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$360,546	$—	$360,546
Canada	265,413	—	—	265,413
China	—	192,518	—	192,518
Finland	—	220,312	—	220,312
France	—	657,611	—	657,611
Israel	—	236,687	—	236,687
Italy	—	173,782	—	173,782
Japan	—	654,763	—	654,763
Mexico	126,763	—	—	126,763
Sweden	—	216,116	—	216,116
Taiwan	—	232,645	—	232,645
United Kingdom	—	827,375	—	827,375
United States	4,832,692	—	—	4,832,692

TOTAL COMMON STOCKS	5,224,868	3,772,355	—	8,997,223

Mutual Funds
United States	77,565	—	—	77,565

TOTAL MUTUAL FUNDS	77,565	—	—	77,565

Short-Term Investments	540,399	—	—	540,399

Total Investments	5,842,832	3,772,355	—	9,615,187

Total	$5,842,832	$3,772,355	$—	$9,615,187

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

The underlying GMO funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the year ended February 29, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Foreign Fund
Common Stocks
Hong Kong	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

Total	$—	$554,341	$(1,019,339)	$—	$464,998	$—	$—	$—	$—	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other

GMO Trust Funds

Notes to Financial Statements — (Continued)
February 29, 2016

transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended February 29, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. GAAP and tax accounting differences for each Fund primarily relate to reasons described in the following table:

Difference related to:	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Capital loss carryforwards	X		X
Derivative contract transactions	X	X
Dividend income and withholding tax reclaim reserves	X
Dividends received from underlying investments	X		X
Foreign currency transactions	X	X
Late-year ordinary losses			X
Losses on wash sale transactions	X	X	X
Passive foreign investment company transactions	X	X	X
Post-October capital losses	X	X	X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2016			Tax year ended February 28, 2015

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Foreign Fund	7,157,381	—	7,157,381	11,020,979	10,658,419	21,679,398
Foreign Small Companies Fund	19,514,671	33,409,301	52,923,972	19,279,874	39,008,348	58,288,222
Global Focused Equity Fund	168,171	—	168,171	1,010,502	662,453	1,672,955

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Capital Loss Carryforwards ($)	Post- October Capital Losses ($)
Foreign Fund	615,478	(18,661,264)	(6,030,627)
Foreign Small Companies Fund	1,996,788	—	(20,779,658)
Global Focused Equity Fund	29,985	(228,980)	(891,241)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)

Fund Name	Expiration Date 2/28/2018	No Expiration Date	Total Short-Term ($)
Foreign Fund	(12,719,749)	(5,941,515)	(18,661,264)
Foreign Small Companies Fund	—	—	—
Global Focused Equity Fund	—	(228,980)	(228,980)

As of February 29, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	172,015,624	4,679,615	(21,718,742)	(17,039,127)
Foreign Small Companies Fund	951,925,729	93,993,398	(125,124,983)	(31,131,585)
Global Focused Equity Fund	10,821,783	154,290	(1,360,886)	(1,206,596)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a fund will vary (see Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As of February 29, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Purchase Premium	—	0.50%	—
Redemption Fee	—	0.50%	—

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities	X	X	X
Illiquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives and Short Sales Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to

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Notes to Financial Statements — (Continued)

February 29, 2016

any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of

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Notes to Financial Statements — (Continued)

February 29, 2016

the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Foreign Fund
•	Global Focused Equity Fund

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Notes to Financial Statements — (Continued)

February 29, 2016

Temporary Defensive Positions.

Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions.

Foreign Fund and Foreign Small Companies Fund normally do not take temporary defensive positions. Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents if deemed prudent by GMO. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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Notes to Financial Statements — (Continued)

February 29, 2016

For Funds that held derivatives during the year ended February 29, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Forward currency contracts
Adjust exposure to foreign currencies	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears

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Notes to Financial Statements — (Continued)

February 29, 2016

the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price

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February 29, 2016

variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016 and the Statements of Operations for the year ended February 29, 2016^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$483,684	$—	$—	$—	$483,684
Forward Currency Contracts	—	—	937,760	—	—	937,760

Total	$—	$483,684	$937,760	$—	$—	$1,421,444

Change in Net Unrealized Appreciation (Depreciation):
Investments (rights and/or warrants)	$—	$(251,157)	$—	$—	$—	$(251,157)
Forward Currency Contracts	—	—	(608,570)	—	—	(608,570)

Total	$—	$(251,157)	$(608,570)	$—	$—	$(859,727)

47

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Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Small Companies Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(63,790)	$—	$—	$—	$(63,790)
Forward Currency Contracts	—	—	(690,950)	—	—	(690,950)

Total	$—	$(63,790)	$(690,950)	$—	$—	$(754,740)

Change in Net Unrealized Appreciation (Depreciation):
Forward Currency Contracts	$—	$—	$(2,441,735)	$—	$—	$(2,441,735)

Total	$—	$—	$(2,441,735)	$—	$—	$(2,441,735)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized liability amounts in the tables below.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 29, 2016, if any.

The average derivative activity of notional amounts (forward currency contracts) and market values (rights and/or warrants) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2016:

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	14,630,435	228,923
Foreign Small Companies Fund	58,523,308	32,648
Global Focused Equity Fund	—	602

48

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Management Fee	0.60%	0.70%	0.60%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV
Foreign Fund	0.22%	0.15%	0.09%
Foreign Small Companies Fund		0.15%	0.10%
Global Focused Equity Fund		0.15%	0.10%	*

*	Class is offered but has no shareholders as of February 29, 2016.

For each Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to the Manager.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2016 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Foreign Fund	2,940	338
Foreign Small Companies Fund	13,356	1,464
Global Focused Equity Fund	130	—

49

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2016, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expense
Foreign Fund	< 0.001%	0.000%	< 0.001%
Foreign Small Companies Fund	< 0.001%	0.000%	< 0.001%
Global Focused Equity Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Foreign Fund	—	258,886,217	—	364,522,654
Foreign Small Companies Fund	—	638,512,927	—	709,104,355
Global Focused Equity Fund	—	10,590,444	—	10,164,067

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 29, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Foreign Fund	2	53.05%	0.75%	—
Foreign Small Companies Fund	4	77.35%	< 0.01%	—
Global Focused Equity Fund	3	79.57%	81.65%	—

50

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Foreign Fund
Class II:
Shares sold	67,258	$775,061	1,457,951	$17,595,139
Shares issued to shareholders in reinvestment of distributions	266,995	3,069,952	713,878	8,379,780
Shares repurchased	(2,489,243)	(29,283,704)	(5,389,171)	(64,689,062)

Net increase (decrease)	(2,154,990)	$(25,438,691)	(3,217,342)	$(38,714,143)

Class III:
Shares sold	2,643,774	$29,943,507	1,049,372	$13,639,351
Shares issued to shareholders in reinvestment of distributions	30,052	358,824	802,075	9,405,521
Shares repurchased	(7,377,328)	(90,109,908)	(3,845,644)	(46,142,862)

Net increase (decrease)	(4,703,502)	$(59,807,577)	(1,994,197)	$(23,097,990)

Class IV:
Shares sold	117,380	$1,442,285	41,237	$574,664
Shares issued to shareholders in reinvestment of distributions	65,209	775,219	122,583	1,485,170
Shares repurchased	(1,914,868)	(21,590,229)	(3,007,083)	(40,405,762)

Net increase (decrease)	(1,732,279)	$(19,372,725)	(2,843,263)	$(38,345,928)

Foreign Small Companies Fund
Class III:
Shares sold	3,746,746	$48,707,693	10,223,490	$157,193,980
Shares issued to shareholders in reinvestment of distributions	1,083,586	15,250,342	807,024	11,815,666
Shares repurchased	(3,493,135)	(52,371,525)	(1,594,802)	(24,269,301)
Purchase premiums	—	538	—	110,884
Redemption fees	—	115,287	—	7,047

Net increase (decrease)	1,337,197	$11,702,335	9,435,712	$144,858,276

Class IV:
Shares sold	29,565	$413,561	5,942,278	$97,043,173
Shares issued to shareholders in reinvestment of distributions	2,608,099	36,602,731	3,094,969	45,266,347
Shares repurchased	(5,448,901)	(73,901,525)	(8,574,898)	(130,673,397)
Purchase premiums	—	1,305	—	421,669
Redemption fees	—	272,304	—	26,371

Net increase (decrease)	(2,811,237)	$(36,611,624)	462,349	$12,084,163

Global Focused Equity Fund
Class III:
Shares sold	38,954	$760,794	4,430	$99,534
Shares issued to shareholders in reinvestment of distributions	8,709	168,171	72,173	1,672,955
Shares repurchased	(12,063)	(231,833)	(18,976)	(453,171)

Net increase (decrease)	35,600	$697,132	57,627	$1,319,318

51

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$10,161,974	$112,412,811	$120,100,000	$6,711	$2,090	$2,474,385

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$54,564,885	$184,497,250	$210,767,000	$43,353	$7,897	$28,295,639

Global Focused Equity Fund
GMO U.S. Treasury Fund	$492,358	$629,219	$1,044,000	$174	$45	$77,565

11.	Subsequent events

In March 2016, the Board of Trustees has approved the termination of GMO Global Focused Equity Fund. The Fund is expected to liquidate on or about April 29, 2016.

52

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and Shareholders of GMO Foreign Fund, GMO Foreign Small Companies Fund, and GMO Global Focused Equity Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the GMO Foreign Fund, GMO Foreign Small Companies Fund, and GMO Global Focused Equity Fund (collectively, the “Funds”) at February 29, 2016, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

As discussed in the Note 11 to the financial statements, the Board of Trustees of the GMO Global Focused Equity Fund have approved the liquidation of the GMO Global Focused Equity Fund.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

53

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

February 29, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended February 29, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Annualized Expense Ratio
GMO Foreign Fund
Class II	$1,000.00	$911.40	$3.99	$1,000.00	$1,020.69	$4.22	0.84%
Class III	$1,000.00	$911.10	$3.66	$1,000.00	$1,021.03	$3.87	0.77%
Class IV	$1,000.00	$911.80	$3.33	$1,000.00	$1,021.38	$3.52	0.70%
GMO Foreign Small Companies Fund
Class III	$1,000.00	$915.00	$4.09	$1,000.00	$1,020.59	$4.32	0.86%
Class IV	$1,000.00	$915.20	$3.86	$1,000.00	$1,020.84	$4.07	0.81%
GMO Global Focused Equity Fund
Class III	$1,000.00	$880.00	$3.88	$1,000.00	$1,020.74	$4.17	0.83%

*	Expenses are calculated using each class’s annualized net expense ratio for the six months ended February 29, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

54

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2016 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2016:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(2) ($)	Foreign Source Income(2) ($)
Foreign Fund	—	95.73%	—	—	—
Foreign Small Companies Fund	—	100.00%	33,409,301	1,965,374	29,395,657
Global Focused Equity Fund	29.00%	100.00%	—	—	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments as if incurred directly by the Funds’ shareholders.

In early 2017, the Funds will notify applicable shareholders of amounts for use in preparing 2016 U.S. federal income tax forms.

55

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2016. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Management of the Trust

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	38	Director, BeiGene Ltd. (biotech research)

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989 – 2011).	38	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 – present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011 – present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – present).	38	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).
Interested Trustee and Officer

Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 – 2005).	50	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.

[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

56

Officers:

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP (1988 – 2005).
Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 –November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Carly Cushman YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013 – June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 – present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010 – present); Senior Associate, PricewaterhouseCoopers LLP (September 2009 – October 2010).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

57

GMO Trust

Annual Report

February 29, 2016

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Developed World Stock Fund returned -14.43% (net) for the fiscal year ended February 29, 2016, as compared with -11.00% for the MSCI World Index.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning U.S. quality stocks and other U.S. stocks. The Fund’s emerging markets exposure also had a negative impact.

Among countries, having an underweight to the U.S. and overweight emerging markets exposure were the largest detractors from relative performance, which outweighed the positive impact from being underweight Australia. Sector allocation had a positive impact and stock selection had a negative impact. The positive impact from overweighting Telecommunications Services and underweighting Financials and Materials, outweighed the negative impact from overweighting Energy.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.S. health care company Puma Biotechnology, and U.K. energy company Royal Dutch Shell. Top stock contributors included overweight positions in internet retail company Amazon, U.S. consumer staples company Philip Morris International, and Japanese telecom Nippon Telegraph and Telephone.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Developed World Stock Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Developed World Stock Fund Class III Shares and the MSCI World Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .25% on the purchase and .25% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)

Investmen t Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.3%
Mutual Funds	6.3
Preferred Stocks	0.7
Short-Term Investments	0.6
Forward Currency Contracts	0.1
Swap Contracts	0.1
Futures Contracts	0.0 ^
Other	0.9

100.0%

Country Summary**	% of Investments
United States	47.0%
Japan	12.1
United Kingdom	6.7
France	5.9
Germany	5.7
Other Developed***	4.7
Euro Region****	3.3
Canada	3.0
China	2.8
Other Emerging*****	2.3
Switzerland	1.6
Australia	1.4
Netherlands	1.2
Italy	1.2
Spain	1.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

Industry Group Summary	% of Equity Investments******
Retailing	8.8%
Pharmaceuticals, Biotechnology & Life Sciences	7.2
Capital Goods	6.9
Insurance	6.5
Energy	6.4
Software & Services	6.3
Telecommunication Services	5.9
Automobiles & Components	5.8
Technology Hardware & Equipment	5.8
Banks	5.4
Food, Beverage & Tobacco	4.7
Media	4.6
Diversified Financials	4.3
Materials	3.2
Health Care Equipment & Services	2.9
Consumer Durables & Apparel	2.7
Food & Staples Retailing	2.4
Utilities	2.4
Consumer Services	2.0
Transportation	1.9
Real Estate	1.4
Household & Personal Products	1.0
Semiconductors & Semiconductor Equipment	1.0
Commercial & Professional Services	0.4
Packaging and Containers	0.1

100.0%

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

*****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

******	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 91.3%

	Australia — 1.3%
15,554	Adelaide Brighton Ltd	54,809
16,502	AMP Ltd	62,461
590	ASX Ltd	17,657
25,651	Australia & New Zealand Banking Group Ltd	409,218
1,672	Bendigo & Adelaide Bank Ltd	10,184
4,214	Challenger Ltd	22,541
5,041	CIMIC Group Ltd	113,203
23,137	Dexus Property Group (REIT)	123,985
22,957	Downer EDI Ltd	54,360
85,588	Fairfax Media Ltd	46,888
836	Flight Centre Travel Group Ltd	24,596
16,446	Goodman Group (REIT)	75,881
43,395	GPT Group (The) (REIT)	151,967
3,189	Investa Office Fund (REIT)	9,009
2,228	IOOF Holdings Ltd	13,241
6,511	Lend Lease Group	60,356
4,263	Macquarie Group Ltd	194,755
71,866	Mirvac Group (REIT)	93,551
46,008	OZ Minerals Ltd	164,890
625	Perpetual Ltd	18,431
200,996	Scentre Group (REIT)	624,933
11,188	Sonic Healthcare Ltd	146,983
30,621	Star Entertainment Grp Ltd (The)	113,606
35,597	Stockland (REIT)	105,643
12,819	Suncorp Group Ltd	102,160
7,401	Tabcorp Holdings Ltd	22,610
5,859	Tatts Group Ltd	16,214
199,406	Telstra Corp Ltd	745,401
50,106	Vicinity Centres (REIT)	110,933
27,245	Westfield Corp (REIT)	193,768
9,069	Westpac Banking Corp	185,486
26,363	Woodside Petroleum Ltd	473,733
13,549	WorleyParsons Ltd	40,302

	Total Australia	4,603,755

	Austria — 0.2%
573	Oesterreichische Post AG	20,565
13,632	OMV AG	357,723
6,701	voestalpine AG	193,448

	Total Austria	571,736

	Belgium — 0.4%
2,969	Ageas	109,544
7,004	AGFA-Gevaert NV *	25,816
10,523	bpost SA	261,133
9,989	Delhaize Group.	1,010,145
2,795	Proximus SADP	87,951

	Total Belgium	1,494,589

Shares	Description	Value ($)
	Brazil — 0.1%
4,300	Banco Bradesco SA	24,918
34,500	Banco do Brasil SA	116,330
16,000	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	46,300
4,600	EDP-Energias do Brasil SA	14,583

	Total Brazil	202,131

	Canada — 3.0%
35,600	Air Canada *	189,972
4,300	Bank of Montreal	237,247
13,400	BCE Inc	578,785
2,600	Canadian Imperial Bank of Commerce	172,853
700	Canadian Tire Corp Ltd – Class A	68,055
5,200	Celestica Inc *	53,537
4,500	Cenovus Energy Inc	51,486
7,800	CI Financial Corp	172,776
2,500	Great-West Lifeco Inc	64,671
300	Industrial Alliance Insurance & Financial Services Inc	8,064
400	Linamar Corp	17,472
9,400	Magna International Inc	364,745
22,000	Manulife Financial Corp	294,471
16,400	Metro Inc	524,121
2,300	National Bank of Canada	62,659
6,100	Power Corp of Canada	132,550
8,100	Royal Bank of Canada	413,501
73,900	Suncor Energy Inc	1,806,809
10,200	Sun Life Financial Inc	304,115
9,300	Toronto-Dominion Bank (The)	360,384
6,600	Transcontinental Inc – Class A	93,659
64,748	Valeant Pharmaceuticals International Inc *	4,260,418

	Total Canada	10,232,350

	China — 2.8%
12,500	Anhui Conch Cement Co Ltd – Class H	25,206
8,000	ANTA Sports Products Ltd	18,224
26,261	Baidu Inc Sponsored ADR *	4,554,183
162,000	Belle International Holdings Ltd	105,487
352,000	China Communications Construction Co Ltd – Class H	315,921
220,000	China Communications Services Corp Ltd – Class H	87,665
10,000	China Everbright Ltd	18,346
200,000	China Jinmao Holdings Group Ltd	50,387
19,000	China Machinery Engineering Corp – Class H	13,918
19,000	China Mengniu Dairy Co Ltd	27,248
13,850	China Mobile Ltd	148,132
482,000	China National Building Material Co Ltd – Class H	213,614
214,000	China Petroleum & Chemical Corp – Class H	121,409

See accompanying notes to the financial statements.	5

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — continued
100,000	China Railway Construction Corp Ltd – Class H	95,038
99,000	China Railway Group Ltd	62,341
20,000	China Resources Power Holdings Co Ltd	32,246
203,000	China Shenhua Energy Co Ltd – Class H	284,974
317,060	China Telecom Corp Ltd – Class H	152,384
30,000	China Travel International Investment Hong Kong Ltd	10,407
210,000	CNOOC Ltd	218,480
40,000	Datang International Power Generation Co Ltd – Class H	10,434
50,000	Dongfeng Motor Group Co Ltd – Class H	58,222
17,000	Fosun International Ltd	21,858
26,000	Great Wall Motor Co Ltd – Class H	18,702
70,000	Greentown China Holdings Ltd *	56,027
54,000	Guangdong Investment Ltd	65,899
95,200	Guangzhou R&F Properties Co Ltd – Class H	112,318
40,000	Huabao International Holdings Ltd *	13,838
36,000	Huaneng Power International Inc – Class H	28,230
93,398	JD.com Inc ADR *	2,401,263
10,000	Jiangsu Expressway Co Ltd – Class H	11,743
47,000	Lee & Man Paper Manufacturing Ltd	27,280
59,000	People’s Insurance Co Group of China Ltd (The) – Class H	21,483
34,000	PICC Property & Casualty Co Ltd – Class H	51,425
27,000	Sinopec Engineering Group Co Ltd – Class H	19,685
164,719	Skyworth Digital Holdings Ltd	93,016
16,000	Zhejiang Expressway Co Ltd – Class H	14,232

	Total China	9,581,265

	Czech Republic — 0.1%
9,071	CEZ AS	133,686
102	Komercni Banka as	19,010

	Total Czech Republic	152,696

	Denmark — 0.3%
81	AP Moeller – Maersk A/S – Class A	103,745
441	AP Moeller – Maersk A/S – Class B	579,564
3,739	Carlsberg A/S – Class B	322,435
15,416	TDC A/S	65,407

	Total Denmark	1,071,151

	Finland — 0.3%
18,701	Fortum Oyj	247,789
3,302	Neste Oyj	103,372
3,664	Sampo Oyj – A Shares	164,818
27,150	UPM – Kymmene Oyj	459,261

	Total Finland	975,240

Shares	Description	Value ($)
	France — 5.7%
151,452	AXA SA	3,329,904
19,972	BNP Paribas SA	931,435
16,986	Carrefour SA	449,305
5,233	Christian Dior SE	920,239
13,593	Cie Generale des Etablissements Michelin	1,226,168
18,791	CNP Assurances	277,891
4,379	Engie	67,771
3,916	LVMH Moet Hennessy Louis Vuitton SE	650,594
2,413	M6 – Metropole Television	40,426
18,408	Orange SA	318,835
1,261	Pernod-Ricard SA	134,138
10,593	Peugeot SA *	158,933
16,436	Renault SA	1,498,704
17,510	Rexel SA	214,365
10,420	Sanofi	825,663
7,155	Schneider Electric SE	426,477
10,235	SCOR SE	357,967
539	Societe BIC SA	74,758
13,475	Societe Generale SA	473,255
10,859	Suez Environnement Co	187,577
116,043	Total SA	5,201,099
9,759	Veolia Environnement SA	220,384
81,235	Vivendi SA	1,685,076

	Total France	19,670,964

	Germany — 5.1%
11,996	ADVA Optical Networking SE *	123,971
14,443	Allianz SE (Registered)	2,142,287
55,244	BASF SE	3,581,909
17,378	Bayerische Motoren Werke AG	1,411,755
48,073	Daimler AG (Registered)	3,270,751
38,059	Deutsche Lufthansa AG (Registered) *	566,772
134,916	Deutsche Telekom AG	2,256,738
3,682	Evonik Industries AG	110,614
5,863	Fresenius SE & Co KGaA	385,090
6,992	Hannover Rueck SE	717,585
3,075	HeidelbergCement AG	224,946
14,172	K+S AG (Registered)	296,239
5,085	Metro AG	124,439
5,789	Muenchener Rueckversicherungs AG (Registered)	1,136,357
10,968	ProSiebenSat.1 Media SE	560,607
2,625	Rhoen-Klinikum AG	77,539
5,057	Siemens AG (Registered)	467,493
1,766	Software AG	62,258
1,629	Stada Arzneimittel AG	55,107

	Total Germany	17,572,457

6	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Hong Kong — 0.8%
5,200	Bank of East Asia Ltd (The)	16,460
135,500	BOC Hong Kong Holdings Ltd	352,056
23,200	Dah Sing Banking Group Ltd	38,569
10,400	Hang Seng Bank Ltd	175,422
21,000	Henderson Land Development Co Ltd	113,386
72,400	Hongkong Land Holdings Ltd	424,854
31,000	Hysan Development Co Ltd	123,118
83,500	Kerry Properties Ltd	195,848
19,500	Link REIT	110,020
17,000	Luk Fook Holdings International Ltd.	33,680
47,000	New World Development Co Ltd	39,450
30,000	Pacific Textiles Holdings Ltd	43,678
6,000	Power Assets Holdings Ltd	56,787
255,000	SJM Holdings Ltd	155,126
28,000	Sun Hung Kai Properties Ltd	313,166
25,500	Swire Pacific Ltd – Class A	249,057
21,000	Techtronic Industries Co Ltd	79,959
17,000	Value Partners Group Ltd.	14,262
28,000	Wharf Holdings Ltd (The)	139,914
34,000	Wheelock & Co Ltd	134,404
100,000	Xinyi Glass Holdings Ltd.	52,680
3,500	Yue Yuen Industrial Holdings	12,398

	Total Hong Kong	2,874,294

	Hungary — 0.0%
21,718	Magyar Telekom Telecommunications Plc *	32,485

	India — 0.0%
12,375	Indiabulls Housing Finance Ltd	103,523

	Ireland — 0.1%
14,211	CRH Plc	364,520

	Israel — 0.2%
25,648	Bank Hapoalim BM	125,290
64,986	Bank Leumi Le-Israel BM *	216,797
32,301	Bezeq The Israeli Telecommunication Corp Ltd	72,415
900	Check Point Software Technologies Ltd *	74,763
8,217	Israel Discount Bank Ltd – Class A *	13,200

	Total Israel	502,465

	Italy — 1.2%
18,281	Banca Mediolanum SPA	129,265
313,269	Enel SPA	1,251,960
100,559	ENI SPA	1,406,339
2,012	EXOR SPA	66,320
29,106	Fiat Chrysler Automobiles NV	199,071
21,305	Hera SPA	60,010
1,467	Recordati SPA	35,274

Shares	Description	Value ($)
	Italy — continued
45,481	Snam SPA	245,098
2,400	Societa Cattolica di Assicurazioni SCRL	15,621
420,877	Telecom Italia SPA *	408,965
175,476	Telecom Italia SPA-Di RISP	135,354

	Total Italy	3,953,277

	Japan — 11.8%
600	Adastria Co Ltd	15,559
26,100	Aeon Co Ltd	342,267
900	Ain Holdings Inc	40,879
3,700	Aisin Seiki Co Ltd	148,061
4,400	Aoyama Trading Co Ltd	162,484
1,200	Asahi Breweries Ltd	35,265
26,000	Asahi Kasei Corp	147,132
4,800	Asatsu-DK Inc	124,758
1,000	Autobacs Seven Co Ltd	16,950
1,000	Bank of Kyoto Ltd (The)	6,257
13,000	Bank of Yokohama Ltd (The)	58,944
18,800	Bridgestone Corp	658,219
21,000	Calsonic Kansei Corp	154,141
37,000	Canon Inc	1,042,828
6,000	Central Japan Railway Co	1,073,500
14,000	Chiba Bank Ltd (The)	65,655
3,000	Coca-Cola West Co Ltd	67,128
1,200	Credit Saison Co Ltd	20,318
9,100	Daicel Corp	116,115
2,700	Daihatsu Motor Co Ltd	37,491
6,000	Daikyo Inc	9,513
1,000	Daito Trust Construction Co Ltd	135,439
9,400	Daiwa House Industry Co Ltd	257,246
12,000	Daiwabo Holdings Co Ltd	21,172
12,700	DCM Holdings Co Ltd	93,462
37,000	Denka Co Ltd	131,067
1,200	Dentsu Inc	55,775
30,000	DIC Corp	64,538
13,200	Fuji Heavy Industries Ltd	431,862
34,800	FujiFilm Holdings Corp	1,304,311
1,000	Fujitsu General Ltd	13,626
4,000	Fukuoka Financial Group Inc	12,676
1,100	Geo Holdings Corp	16,437
900	H2O Retailing Corp	15,507
4,900	Haseko Corp	42,409
600	Heiwa Corp	12,374
700	HIS Co Ltd	19,895
400	Hitachi Capital Corp	8,582
7,000	Hokuhoku Financial Group Inc	10,419
37,000	Honda Motor Co Ltd	951,599
2,600	Horiba Ltd	85,202
6,600	Idemitsu Kosan Co Ltd	99,906
30,900	Inpex Corp	222,770

See accompanying notes to the financial statements.	7

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
5,700	Isuzu Motors Ltd	57,026
180,800	Itochu Corp	2,131,488
300	Izumi Co Ltd	11,313
500	Jafco Co Ltd	13,774
26,000	Japan Airlines Co Ltd	930,320
2,900	Japan Tobacco Inc	115,318
16,000	JFE Holdings Inc	191,481
2,000	Joyo Bank Ltd (The)	6,927
3,300	K’s Holdings Corp	107,404
24,000	Kaneka Corp	179,732
14,000	Kanematsu Corp	18,611
49,000	Kawasaki Kisen Kaisha Ltd	82,001
138,700	KDDI Corp	3,543,508
4,000	Keihin Corp	55,025
1,900	Kewpie Corp	42,542
900	Koito Manufacturing Co Ltd	39,645
6,900	Konica Minolta Inc	57,852
1,200	Kuroda Electric Co Ltd	16,317
127,400	Marubeni Corp	638,297
2,700	Marui Group Co Ltd	37,008
3,600	Medipal Holdings Corp	55,171
74,300	Mitsubishi Chemical Holdings Corp	374,899
61,400	Mitsubishi Corp	982,617
13,000	Mitsubishi Electric Corp	131,610
7,600	Mitsubishi Motors Corp	54,138
456,300	Mitsubishi UFJ Financial Group Inc	1,969,076
11,000	Mitsubishi UFJ Lease & Finance Co Ltd	47,446
104,200	Mitsui & Co Ltd	1,201,207
280,500	Mizuho Financial Group Inc	413,804
2,300	Namco Bandai Holdings Inc	45,836
2,400	NHK Spring Co Ltd	21,907
300	Nifco Inc	13,553
3,000	Nippon Corp	44,763
7,300	Nippon Paper Industries Co Ltd	123,319
75,700	Nippon Telegraph & Telephone Corp	3,205,692
900	Nippon Television Holdings Inc	15,386
128,000	Nippon Yusen KK	235,894
13,000	Nishi-Nippon City Bank Ltd (The)	23,490
327,005	Nissan Motor Co Ltd	2,965,826
600	Nitori Holdings Co Ltd	46,083
2,900	NOK Corp	46,741
37,300	Nomura Holdings Inc	157,621
1,100	Nomura Real Estate Holdings Inc	19,689
77,600	NTT DOCOMO Inc	1,806,272
13,100	Orient Corp *	23,082
23,400	ORIX Corp	306,327
9,000	Osaka Gas Co Ltd	34,300
23,500	Otsuka Holdings Co Ltd	830,594
29,900	Resona Holdings Inc	104,862
31,800	Ricoh Co Ltd	314,045

Shares	Description	Value ($)
	Japan — continued
700	Ryohin Keikaku Co Ltd	142,596
2,000	Seiko Holdings Corp	7,172
24,700	Sekisui Chemical Co Ltd	273,571
33,500	Sekisui House Ltd	545,210
200	Shimamura Co Ltd	22,126
31,000	Shinsei Bank Ltd	36,812
2,000	Shizuoka Bank Ltd (The)	14,619
267,100	Sojitz Corp	513,931
82,700	Sumitomo Corp	814,133
4,800	Sumitomo Electric Industries Ltd	57,560
11,900	Sumitomo Forestry Co Ltd	132,847
25,000	Sumitomo Metal Mining Co Ltd	268,675
95,300	Sumitomo Mitsui Financial Group Inc	2,674,136
56,000	Sumitomo Mitsui Trust Holdings Inc	163,169
17,000	Sumitomo Osaka Cement Co Ltd	62,106
12,700	Sumitomo Rubber Industries Ltd	181,509
1,200	Sundrug Co Ltd	79,305
600	Suruga Bank Ltd	9,611
1,600	Suzuken Co Ltd	51,995
2,800	Suzuki Motor Corp	70,066
6,300	T&D Holdings Inc	62,150
3,000	Takashimaya Co Ltd	24,005
800	Takeda Pharmaceutical Co., Ltd	38,082
6,000	Toho Holdings Co Ltd	124,410
2,800	Tokio Marine Holdings Inc	97,614
4,600	Tokai Rika Co Ltd	90,599
20,500	Tokyo Electric Power Co Inc *	103,841
10,000	Tokyo Gas Co Ltd	46,157
900	Tokyo Seimitsu Co Ltd	16,850
50,000	Tosoh Corp	190,061
1,100	Toyo Tire & Rubber Co Ltd	16,682
700	Toyota Boshoku Corp	11,041
900	Toyota Industries Corp	37,845
20,300	Toyota Tsusho Corp	409,666
5,600	Toyota Motor Corp	291,971
4,900	TS Tech Co Ltd	108,862
700	USS Co Ltd	11,018
1,800	Valor Holdings Co Ltd	38,913
44,900	Yamada Denki Co Ltd	220,523
2,000	Yamaguchi Financial Group Inc	18,828
1,100	Yamaha Corp	30,664
3,100	Yamaha Motor Co Ltd	46,142
7,800	Yokohama Rubber Co Ltd (The)	124,371

	Total Japan	40,522,021

	Mexico — 0.0%
1,800	Gruma SAB de CV – Class B	28,798
8,200	OHL Mexico SAB de CV *	9,566

	Total Mexico	38,364

8	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Netherlands — 1.2%
33,570	Aegon NV	168,081
475	Heineken Holding NV	34,402
4,443	Heineken NV	356,565
72,350	Koninklijke Ahold NV	1,584,275
51,294	PostNL NV *	199,147
9,136	TomTom NV *	81,973
23,207	Unilever NV CVA	1,011,785
15,057	Wolters Kluwer NV	567,314

	Total Netherlands	4,003,542

	Norway — 0.7%
4,557	Bakkafrost P/F	162,815
5,194	BW LPG Ltd	33,713
11,344	DNB ASA	130,764
18,967	Orkla ASA	156,462
59,794	Statoil ASA	870,435
26,022	Storebrand ASA *	102,213
30,778	Telenor ASA	459,482
15,162	Yara International ASA	587,556

	Total Norway	2,503,440

	Poland — 0.1%
1,622	Asseco Poland SA	23,171
6,939	KGHM Polska Miedz SA	117,690
9,660	PGE SA	31,188
2,719	Polski Koncern Naftowy ORLEN SA	43,311
15,430	Polskie Gornictwo Naftowe i Gazownictwo SA	19,221

	Total Poland	234,581

	Portugal — 0.1%
18,884	CTT-Correios de Portugal SA	144,751
77,807	EDP-Energias de Portugal SA	240,967

	Total Portugal	385,718

	Russia — 0.8%
675,750	Gazprom PAO	1,271,402
151,004	Gazprom PAO Sponsored ADR	552,944
8,867	Lukoil PJSC Sponsored ADR	313,186
4,119	MMC Norilsk Nickel PJSC ADR	49,681
48,803	Rosneft OJSC GDR (Registered)	182,216
120,679	Surgutneftegas OJSC – Class S	63,251
5,677	Tatneft PAO Sponsored ADR	145,112

	Total Russia	2,577,792

	Singapore — 0.1%
8,400	Ascendas Real Estate Investment Trust	14,453
18,900	CapitaLand Mall Trust (REIT)	29,413
23,700	DBS Group Holdings Ltd	228,267
253,500	Yangzijiang Shipbuilding Holdings Ltd	163,039

	Total Singapore	435,172

Shares	Description	Value ($)
	South Africa — 0.1%
44,814	African Bank Investments Ltd * (a)	3
9,120	AVI Ltd	44,057
2,853	Barclays Africa Group Ltd	24,384
15,017	Barloworld Ltd	61,568
2,638	Clicks Group Ltd	15,402
2,736	Hyprop Investments Ltd (REIT)	17,889
800	Imperial Holdings Ltd	6,049
2,396	Kumba Iron Ore Ltd	10,885
3,724	Liberty Holdings Ltd	28,843
11,178	MMI Holdings Ltd	16,410
1,943	Nedbank Group Ltd	22,233
5,802	RMB Holdings Ltd	20,817
4,270	Sasol Ltd	114,907
7,719	Telkom South Africa Ltd	26,187
4,350	Truworths International Ltd	23,486

	Total South Africa	433,120

	South Korea — 0.6%
263	Conway Co Ltd	20,719
402	Dongbu Insurance Co Ltd	21,927
132	E-MART Inc	18,774
1,546	Hana Financial Group Inc	26,059
847	Hankook Tire Co Ltd	36,550
3,280	Hankook Tire Worldwide Co Ltd *	53,286
2,162	Hanwha Corp	59,237
2,235	Hyundai Mobis Co Ltd	450,100
1,761	Hyundai Motor Co	210,019
8,720	Industrial Bank of Korea	82,182
2,259	KB Financial Group Inc	54,087
11,444	Kia Motors Corp	426,261
1,284	Korean Reinsurance Co	13,520
691	KT&G Corp	59,568
1,976	LG Display Co Ltd	39,446
513	Samsung Electronics Co Ltd	489,052
1,197	SK Innovation Co Ltd	139,873

	Total South Korea	2,200,660

	Spain — 1.1%
101	ACS Actividades de Construcciony Servicios SA	2,611
3,497	Ebro Foods SA	71,366
9,908	Enagas SA	278,117
5,398	Endesa SA	97,294
4,089	Gas Natural SDG SA	71,207
257,355	Iberdrola SA	1,657,934
103,404	Mapfre SA	201,323
2,575	Red Electrica Corp SA	203,638
64,612	Repsol SA	664,850
40,860	Telefonica SA	407,422

	Total Spain	3,655,762

See accompanying notes to the financial statements.	9

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Sweden — 0.8%
2,768	Axfood AB	46,352
48,472	Sandvik AB	440,595
12,138	Skanska AB – B Shares	258,008
149,101	Telefonaktiebolaget LM Ericsson – B Shares	1,369,385
51,169	Volvo AB – B Shares	512,557

	Total Sweden	2,626,897

	Switzerland — 1.6%
587	Baloise Holding AG (Registered)	73,838
48	dorma+kaba Holding AG – Class B (Registered)	28,716
25	Helvetia Holding AG (Registered)	13,208
8,564	LafargeHolcim Ltd (Registered)	336,952
5,374	Nestle SA (Registered)	375,809
2,228	Roche Holding AG	571,294
664	Swiss Life Holding AG (Registered) *	161,694
35,108	Swiss Re AG	3,111,831
3,994	Zurich Insurance Group AG *	845,973

	Total Switzerland	5,519,315

	Taiwan — 0.6%
25,000	Advanced Semiconductor Engineering Inc	28,287
10,000	Asustek Computer Inc	81,963
5,000	Catcher Technology Co Ltd	38,656
92,000	China Development Financial Holding Corp	22,004
99,000	CTBC Financial Holding Co Ltd	47,945
59,043	E.Sun Financial Holding Co Ltd	30,406
61,000	First Financial Holding Co Ltd	28,365
25,494	Foxconn Technology Co Ltd	49,920
125,000	Fubon Financial Holding Co Ltd	147,173
35,100	Highwealth Construction Corp	34,566
117,600	Hon Hai Precision Industry Co Ltd	274,023
4,202	Hon Hai Precision Industry Co Ltd GDR (Registered)	19,663
54,000	Hua Nan Financial Holdings Co Ltd – Class C	25,118
282,000	Innolux Corp	81,369
102,000	Inventec Corp	72,419
8,641	Lite-On Technology Corp GDR (a)	99,286
90,000	Mega Financial Holding Co Ltd	59,094
144,000	Pegatron Corp	339,022
21,000	Pou Chen Corp	25,897
21,000	Radiant Opto-Electronics Corp	41,191
144,082	Shin Kong Financial Holding Co Ltd	27,080
11,000	Simplo Technology Co Ltd	35,152
70,000	Taishin Financial Holding Co Ltd	23,044
17,000	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	400,350
27,000	Uni-President Enterprises Corp	46,494
104,000	United Microelectronics Corp	41,711
81,000	Yuanta Financial Holding Co Ltd	25,919

	Total Taiwan	2,146,117

Shares	Description	Value ($)
	Thailand — 0.0%
160,600	Krung Thai Bank Pcl NVDR	79,618

	Turkey — 0.1%
13,365	Turk Telekomunikasyon AS	25,938
117,433	Turkiye Is Bankasi – Class C	178,352
92,439	Turkiye Vakiflar Bankasi TAO – Class D	128,261

	Total Turkey	332,551

	United Kingdom — 6.5%
87,949	AstraZeneca Plc	5,000,488
3,907	Bellway Plc	139,010
15,562	Berkeley Group Holdings Plc	700,803
6,375	Bovis Homes Group Plc	84,533
277,222	BP Plc	1,345,412
45,442	British American Tobacco Plc	2,472,238
45,836	BT Group Plc	308,667
21,077	Carillion Plc	80,344
354,328	Centrica Plc	1,018,911
28,602	Compass Group Plc	501,462
15,612	Crest Nicholson Holdings Plc	121,207
2,252	CYBG Plc CDI *	5,835
13,266	Direct Line Insurance Group Plc	71,444
2,526	Galliford Try Plc	51,417
71,540	GlaxoSmithKline Plc	1,386,449
34,352	Henderson Group Plc	111,529
78,548	Home Retail Group Plc	192,199
7,129	Hunting Plc	34,734
24,590	Imperial Brands Plc	1,269,233
31,122	Inchcape Plc	318,087
23,645	Indivior Plc	55,186
4,299	Intermediate Capital Group Plc	34,404
57,185	J Sainsbury Plc	201,276
12,299	Jupiter Fund Management Plc	68,054
197,679	Kingfisher Plc	913,138
41,929	Legal & General Group Plc	131,880
8,813	LG Group Holdings Plc	92,905
37,823	Marks & Spencer Group Plc	222,432
17,952	National Grid Plc	239,763
39,253	Persimmon Plc *	1,186,281
7,283	Playtech Plc	85,413
20,179	Reckitt Benckiser Group Plc	1,838,101
55,714	Royal Mail Plc	350,934
38,913	Royal Dutch Shell Plc A Shares (London)	886,448
8,319	WH Smith Plc	208,336
35,537	WM Morrison Supermarkets Plc	97,855
28,099	WPP Plc	591,833

	Total United Kingdom	22,418,241

10	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — 43.4%
14,600	3M Co.	2,290,302
6,511	Accenture, Plc – Class A	652,793
15,800	Aetna, Inc.	1,716,354
6,700	AFLAC, Inc.	398,784
5,800	AGCO Corp.	287,042
1,300	Alaska Air Group, Inc.	96,070
6,100	Allstate Corp. (The)	387,106
10,012	Alphabet, Inc. – Class C *	6,986,073
25,597	Amazon.com, Inc. *	14,142,855
400	Ameren Corp.	18,780
900	American Equity Investment Life Holding Co.	12,240
1,200	American Financial Group, Inc.	80,496
5,300	American International Group, Inc.	266,060
2,800	Ametek, Inc.	129,948
4,500	Amgen, Inc.	640,260
4,200	Analog Devices, Inc.	222,558
9,600	Anthem, Inc.	1,254,624
1,600	Apollo Education Group, Inc. *	13,104
44,900	Apple, Inc.	4,341,381
2,800	ARMOUR Residential REIT, Inc.	53,900
9,300	Arrow Electronics, Inc. *	531,588
1,200	Aspen Insurance Holdings Ltd.	53,628
1,100	Assurant, Inc.	78,210
9,600	Assured Guaranty Ltd.	238,176
2,300	Atlas Air Worldwide Holdings, Inc. *	83,283
1,700	AutoNation, Inc. *	87,499
5,600	Avery Dennison Corp.	364,672
700	Avista Corp.	26,460
12,100	Avnet, Inc.	497,915
600	Axis Capital Holdings Ltd.	32,226
18,902	Bed Bath & Beyond, Inc. *	906,351
2,600	BGC Partners, Inc. – Class A	22,464
1,900	Booz Allen Hamilton Holding Corp.	52,440
11,300	Brocade Communications Systems, Inc.	112,209
5,700	CA, Inc.	166,953
6,300	California Resources Corp.	3,541
13,000	Capital One Financial Corp.	854,490
4,100	Cash America International, Inc.	138,129
360,592	Charles Schwab Corp. (The)	9,032,830
46,200	Charter Communications, Inc. – Class A *	8,295,672
600	Cheesecake Factory, Inc. (The)	29,940
500	Chemed Corp.	64,250
600	Chemical Financial Corp.	20,298
15,600	Chemours Co. (The)	80,028
5,100	Chevron Corp.	425,544
10,400	Chipotle Mexican Grill, Inc. *	5,295,264
6,500	Chubb Corp. (The)	750,945
3,100	Church & Dwight Co., Inc.	281,356
3,600	Cintas Corp.	302,364
135,100	Cisco Systems, Inc.	3,536,918

Shares	Description	Value ($)
	United States — continued
52,200	Citigroup, Inc.	2,027,970
1,300	Citrix Systems, Inc. *	91,845
1,200	CNO Financial Group, Inc.	20,916
13,000	Coach, Inc.	506,220
1,900	Cognizant Technology Solutions Corp. – Class A *	108,262
16,300	Comcast Corp. – Class A	940,999
9,100	ConocoPhillips	307,853
4,900	Convergys Corp.	126,322
900	Cooper Tire & Rubber Co.	35,370
2,800	Costco Wholesale Corp.	420,084
2,600	CR Bard, Inc.	500,188
21,000	CVS Health Corp.	2,040,570
12,600	Danaher Corp.	1,124,802
2,200	Deluxe Corp.	126,302
500	Dillard’s, Inc. – Class A	41,845
100	DineEquity, Inc.	9,147
3,900	Dover Corp.	237,042
12,600	Dr Pepper Snapple Group, Inc.	1,153,278
4,100	eBay, Inc. *	97,580
2,800	Edwards Lifesciences Corp. *	243,600
15,300	Eli Lilly & Co.	1,101,600
62,900	EMC Corp.	1,643,577
16,200	Emerson Electric Co.	791,046
300	Encore Capital Group, Inc. *	6,975
2,100	Endurance Specialty Holdings Ltd.	130,767
300	ePlus, Inc. *	22,527
1,500	Everest Re Group Ltd.	279,195
7,100	Expeditors International of Washington, Inc.	325,038
3,400	F5 Networks, Inc. *	326,978
800	Fabrinet *	22,840
1,000	Federated Investors, Inc. – Class B	26,170
4,800	First American Financial Corp.	177,744
6,300	Fiserv, Inc. *	602,469
4,700	Foot Locker, Inc.	293,750
4,700	Franklin Resources, Inc.	168,495
3,000	Gannett Co., Inc.	45,780
1,700	General Dynamics Corp.	231,659
6,000	Genuine Parts Co.	540,900
4,400	Genworth Financial, Inc. – Class A *	9,328
3,500	Goldman Sachs Group, Inc. (The)	523,355
700	Group 1 Automotive, Inc.	39,032
2,700	Guess?, Inc.	57,645
900	Hanover Insurance Group, Inc. (The)	74,655
11,600	Hartford Financial Services Group, Inc. (The)	488,592
3,800	Helen of Troy Ltd. *	362,368
2,100	Henry Schein, Inc. *	347,445
27,000	Home Depot, Inc. (The)	3,351,240
7,600	Honeywell International, Inc.	770,260
500	Horace Mann Educators Corp.	15,405

See accompanying notes to the financial statements.	11

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
7,600	Hormel Foods Corp.	323,076
700	HSN, Inc.	37,163
4,200	Humana, Inc.	743,274
300	ICF International, Inc. *	10,134
8,200	Illinois Tool Works, Inc.	772,850
500	Ingram Micro, Inc. – Class A	17,900
1,500	Ingredion, Inc.	151,830
15,673	International Business Machines Corp.	2,053,633
5,000	Intuit, Inc.	483,200
2,900	Invesco Ltd.	77,546
9,900	Jabil Circuit, Inc.	206,415
4,300	Janus Capital Group, Inc.	55,599
21,200	JetBlue Airways Corp. *	466,400
38,410	Johnson & Johnson	4,041,116
1,200	Jones Lang LaSalle, Inc.	122,484
56,200	JPMorgan Chase & Co.	3,164,060
5,300	KAR Auction Services, Inc.	187,673
800	Kemper Corp.	21,504
3,400	Kohl’s Corp.	158,678
4,900	Korn/Ferry International	139,258
1,000	L Brands, Inc.	84,790
5,400	Lear Corp.	547,290
10,000	Liberty Global Plc – Class A *	368,400
27,240	Liberty Global Plc – Series C *	979,550
9,100	Lincoln National Corp.	332,423
11,800	Lowe’s Cos., Inc.	796,854
13,000	LyondellBasell Industries NV – Class A	1,042,730
5,600	Macy’s, Inc.	241,976
500	Marriott Vacations Worldwide Corp.	30,275
7,600	Mattel, Inc.	247,152
1,400	MAXIMUS, Inc.	68,838
8,000	MBIA, Inc. *	54,880
700	Mercury General Corp.	36,806
400	Meredith Corp.	17,396
5,200	MetLife, Inc.	205,712
15,840	Microsoft Corp.	805,939
624	Murphy USA, Inc. *	39,743
4,400	Nasdaq, Inc.	278,476
4,600	Navient Corp.	49,818
600	Navigators Group, Inc. (The) *	48,588
13,600	NIKE Inc – Class B	837,624
3,600	Northrop Grumman Corp.	691,992
800	Northwest Bancshares, Inc.	10,072
62,944	Oracle Corp.	2,315,080
9,100	Paychex, Inc.	467,649
1,600	PBF Energy, Inc. – Class A	48,320
24,900	PDL BioPharma, Inc.	74,949
900	Penn National Gaming, Inc. *	12,456
1,700	PepsiCo, Inc.	166,294
70,700	Pfizer, Inc.	2,097,669

Shares	Description	Value ($)
	United States — continued
73,948	Philip Morris International, Inc.	6,731,486
7,600	PNC Financial Services Group, Inc. (The)	617,956
1,000	Polaris Industries, Inc.	87,910
2,000	PRA Group, Inc. *	48,800
1,900	Principal Financial Group, Inc.	71,839
12,100	Progressive Corp. (The)	386,232
8,700	Public Service Enterprise Group, Inc.	371,142
39,908	Puma Biotechnology, Inc. *	1,787,080
43,238	QUALCOMM Inc	2,196,058
1,200	Ralph Lauren Corp.	108,912
800	RenaissanceRe Holdings Ltd.	90,560
2,000	Rent-A-Center, Inc.	25,540
8,800	Reynolds American, Inc.	443,784
3,200	Rockwell Automation, Inc.	333,088
8,200	Ross Stores, Inc.	450,836
4,200	RR Donnelley & Sons Co.	63,756
1,300	Sanmina Corp. *	26,780
900	SCANA Corp.	58,518
1,300	SEI Investments Co.	49,621
400	Select Comfort Corp. *	7,160
1,100	Six Flags Entertainment Corp.	55,946
4,000	SkyWest, Inc.	72,200
4,400	Smith & Wesson Holding Corp. *	111,584
3,700	Snap-on, Inc.	535,279
4,000	Starz – Class A *	100,760
1,400	Sysco Corp.	61,782
4,800	T Rowe Price Group, Inc.	331,728
24,710	Talen Energy Corp. *	157,156
9,800	Target Corp.	768,810
1,600	Tech Data Corp. *	112,656
1,900	TEGNA, Inc.	46,816
7,000	Tesoro Corp.	564,760
2,200	Texas Roadhouse, Inc.	91,762
5,300	TJX Cos, Inc. (The)	392,730
9,000	Travelers Cos., Inc. (The)	967,680
1,400	TrueBlue, Inc. *	32,130
17,899	Ubiquiti Networks, Inc. *	584,760
300	United States Cellular Corp. *	12,420
27,815	UnitedHealth Group, Inc.	3,312,767
800	United Technologies Corp.	77,296
800	Universal Corp.	43,584
1,800	Universal Health Services, Inc. – Class B	198,666
2,400	Unum Group	68,472
29,300	Valero Energy Corp.	1,760,344
1,900	Validus Holdings Ltd.	85,329
71,800	Verizon Communications, Inc.	3,642,414
10,600	VF Corp.	690,166
5,400	Vonage Holdings Corp. *	28,998
1,400	W.R. Berkley Corp.	72,100
30,243	WABCO Holdings, Inc. *	2,851,915

12	See accompanying notes to the financial statements.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
1,100	Wabtec Corp.	77,660
8,900	Wal-Mart Stores, Inc.	590,426
1,800	Walker & Dunlop, Inc. *	41,616
7,300	Werner Enterprises, Inc.	193,815
800	Whirlpool Corp.	124,256
1,300	WW Grainger, Inc.	281,970
1,500	Xilinx, Inc.	70,830
3,800	XL Group Plc	130,644

	Total United States	148,828,222

	TOTAL COMMON STOCKS (COST $333,048,538)	312,900,031

	PREFERRED STOCKS — 0.7%

	Brazil — 0.1%
88,900	Companhia Energetica de Minas Gerais	129,956
11,700	Itau Unibanco Holding SA	74,007
100,200	Itausa-Investimentos Itau SA	170,179
13,900	Vale SA	29,631

	Total Brazil	403,773

	Germany — 0.5%
639	Jungheinrich AG	48,438
17,488	Porsche Automobil Holding SE	790,921
6,854	Volkswagen AG	797,031

	Total Germany	1,636,390

	Russia — 0.0%
84,462	Surgutneftegaz OJSC	49,729
9	Transneft	21,414

	Total Russia	71,143

	South Korea — 0.1%
1,055	Hyundai Motor Co 2nd Preference	87,921
530	Hyundai Motor Co 2nd Preference	43,522
222	Samsung Electronics Co Ltd	177,298

	Total South Korea	308,741

	TOTAL PREFERRED STOCKS (COST $3,666,853)	2,420,047

	MUTUAL FUNDS — 6.3%

	United States — 6.3%
	Affiliated Issuers
858,862	GMO U.S. Treasury Fund	21,471,541

	TOTAL MUTUAL FUNDS (COST $21,470,152)	21,471,541

Par Value		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
CAD	8,508	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 03/01/16	6,289
EUR	92	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	100
GBP	338	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 03/01/16	471
JPY	732,606	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 03/01/16	6,497
NOK	84,905	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 03/01/16	9,756
SGD	490	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 03/01/16	349
USD	405,610	Citibank (New York) Time Deposit, 0.15%, due 03/01/16	405,610
AUD	34,179	National Australia Bank (Melbourne) Time Deposit, 1.23%, due 03/01/16	24,395
USD	1,727,322	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	1,727,322

		Total Time Deposits	2,180,789

		TOTAL SHORT-TERM INVESTMENTS (COST $2,180,789)	2,180,789

		TOTAL INVESTMENTS — 98.9% (Cost $360,366,332)	338,972,408
		Other Assets and Liabilities (net) — 1.1%	3,811,513

		TOTAL NET ASSETS — 100.0%	$342,783,921

See accompanying notes to the financial statements.	13

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	162,186,125	USD	24,039,015	$420,891
09/11/2017	GS	USD	11,590,077	CNH	79,846,810	37,501

						$458,392

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
144	Mini MSCI EAFE	March 2016	$11,124,000	$23,760
20	Mini MSCI Emerging Markets	March 2016	742,100	1,900
89	S&P 500 E-Mini Index	March 2016	8,586,275	(3,115)

			$20,452,375	$22,545

+	Buys - Fund is long the future contract. Sells - Fund is short the future contract.

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
567,772	USD	3/22/2016	MSCI	1 day Federal Funds rate minus 4.00%	Total return of Ubiquiti Networks Inc.	$(5,620)

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

CDI	- CHESS Depositary Interest

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

14	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Equity Fund returned -19.95% (net) for the fiscal year ended February 29, 2016, as compared with -15.18% for the MSCI EAFE Index.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning Japanese value stocks.

Among countries, having an overweight in Canada was the largest detractor from relative performance, more than offsetting the positive impact from being underweight Australia. Both sector allocation and stock selection had negative impacts. An overweight position in Energy was the largest detractor from relative performance, more than offsetting the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.K. energy company Royal Dutch Shell, and German chemical company BASF. Top stock contributors included overweight positions in Japanese telecoms Nippon Telegraph and Telephone and NTT DoCoMo, and an underweight position in Swiss pharmaceutical Novartis.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

16

GMO International Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $35,000,000 Investment in

GMO International Equity Fund Class III Shares and the MSCI EAFE Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

17

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.1%
Mutual Funds	3.6
Preferred Stocks	0.8
Short-Term Investments	0.1
Futures Contracts	0.0 ^
Other	0.4

100.0%

Country Summary**	% of Investments
Japan	26.1%
United Kingdom	16.8
Germany	12.3
France	11.3
Canada	5.5
Switzerland	4.2
Other Developed***	4.2
Australia	3.8
Hong Kong	3.1
Italy	2.8
Netherlands	2.8
Spain	2.4
Norway	1.8
Sweden	1.5
Belgium	1.4

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments****
Telecommunication Services	9.8%
Insurance	9.5
Automobiles & Components	8.9
Energy	8.8
Banks	7.8
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Capital Goods	6.6
Materials	6.2
Utilities	3.9
Real Estate	3.8
Consumer Durables & Apparel	3.7
Transportation	3.2
Food, Beverage & Tobacco	3.1
Media	3.1
Food & Staples Retailing	3.1
Retailing	2.6
Technology Hardware & Equipment	2.5
Diversified Financials	1.6
Household & Personal Products	1.6
Software & Services	0.8
Health Care Equipment & Services	0.7
Consumer Services	0.6
Commercial & Professional Services	0.5
Packaging and Containers	0.2

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

18

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 95.1%

	Australia — 3.5%
42,003	Abacus Property Group (REIT)	86,732
1,347,801	Adelaide Brighton Ltd	4,749,497
131,907	ASX Ltd	3,947,494
748,293	Australia & New Zealand Banking Group Ltd	11,937,746
715,309	Bank of Queensland Ltd	5,373,018
163,090	Bendigo & Adelaide Bank Ltd	993,336
2,928,558	BlueScope Steel Ltd	11,428,054
246,966	BT Investment Management Ltd	1,605,293
130,512	BWP Trust (REIT)	301,104
86,251	Charter Hall Group (REIT)	270,638
63,746	Charter Hall Retail (REIT)	195,616
180,064	CIMIC Group Ltd	4,043,603
313,685	Cromwell Property Group (REIT)	226,918
1,165,851	Dexus Property Group (REIT)	6,247,494
1,443,132	Downer EDI Ltd	3,417,220
7,649,509	Fairfax Media Ltd	4,190,627
199,263	Genworth Mortgage Insurance Australia Ltd	307,701
1,160,541	Goodman Group (REIT)	5,354,644
2,520,532	GPT Group (The) (REIT)	8,826,748
631,265	Investa Office Fund (REIT)	1,783,399
176,324	IOOF Holdings Ltd	1,047,895
459,929	Lend Lease Group	4,263,472
290,266	Macquarie Group Ltd	13,260,797
8,867,474	Mirvac Group (REIT)	11,543,171
1,204,680	Nine Entertainment Co Holdings Ltd	1,281,373
1,647,501	OZ Minerals Ltd	5,904,556
21,780	Perpetual Ltd	642,298
20,030	Premier Investments Ltd	187,818
1,517,593	Primary Health Care Ltd	3,448,369
6,591,487	Scentre Group (REIT)	20,494,109
463,784	Seven West Media Ltd	324,877
687,486	Shopping Centres Australasia Property Group (REIT)	1,110,883
654,094	Sonic Healthcare Ltd	8,593,205
2,683,735	Star Entertainment Grp Ltd (The)	9,956,803
5,863,786	Stockland (REIT)	17,402,298
890,792	Suncorp Group Ltd	7,099,108
2,411,349	TABCORP Holdings Ltd	7,366,786
16,316,507	Telstra Corp Ltd	60,992,849
3,516,549	Vicinity Centres (REIT)	7,785,498
2,001,037	Westfield Corp (REIT)	14,231,467
892,082	Woodside Petroleum Ltd	16,030,383
712,709	WorleyParsons Ltd	2,120,000

	Total Australia	290,374,897

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) * (a)	—
52,305	Oesterreichische Post AG	1,877,242

Shares	Description	Value ($)
	Austria — continued
695,657	OMV AG	18,255,008
13,112	UNIQA Insurance Group AG	79,426
504,247	voestalpine AG	14,556,910

	Total Austria	34,768,586

	Belgium — 1.4%
510,012	Ageas	18,817,329
430,229	AGFA-Gevaert NV *	1,585,781
424,441	bpost SA	10,532,699
30,858	D’ieteren SA/NV	1,136,821
547,490	Delhaize Group	55,365,331
55,473	Mobistar SA *	1,153,610
626,275	Proximus SADP	19,707,207
81,888	Umicore SA	3,694,411

	Total Belgium	111,993,189

	Canada — 5.3%
1,810,800	Air Canada *	9,662,953
296,700	Bank of Montreal	16,370,033
1,341,700	Bankers Petroleum Ltd *	902,400
501,100	BCE Inc	21,643,965
182,800	Canadian Imperial Bank of Commerce	12,152,890
141,000	Canadian Tire Corp Ltd – Class A	13,708,160
328,400	Celestica Inc *	3,381,088
420,700	CI Financial Corp	9,318,832
36,400	Cogeco Communications Inc	1,706,469
203,300	Corus Entertainment Inc – B Shares	1,616,783
217,200	Great-West Lifeco Inc	5,618,625
58,500	Industrial Alliance Insurance & Financial Services Inc	1,572,539
23,400	Intact Financial Corp	1,457,095
9,200	Laurentian Bank of Canada	310,407
60,000	Linamar Corp	2,620,843
642,100	Magna International Inc	24,915,188
1,136,600	Manulife Financial Corp	15,213,471
694,000	Metro Inc	22,179,276
159,800	National Bank of Canada	4,353,458
998,200	Pacific Exploration and Production Corp *	981,231
427,100	Power Corp of Canada	9,280,665
81,400	Power Financial Corp	1,896,927
21,300	RONA Inc	371,215
557,700	Royal Bank of Canada	28,470,317
2,000,500	Suncor Energy Inc	48,910,968
1,444,900	Sun Life Financial Inc	43,080,019
144,800	Toromont Industries Ltd	3,402,211
631,100	Toronto-Dominion Bank (The)	24,455,708
320,500	Transcontinental Inc – Class A	4,548,115
1,553,835	Valeant Pharmaceuticals International Inc *	102,242,343

	Total Canada	436,344,194

See accompanying notes to the financial statements.	19

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Denmark — 0.7%
22,570	AP Moeller – Maersk A/S	29,661,580
249,771	Carlsberg A/S	21,539,122
14,400	Sydbank A/S	391,569
644,264	TDC A/S	2,733,499

	Total Denmark	54,325,770

	Finland — 0.9%
1,075,582	Fortum Oyj	14,251,468
195,051	Metso Oyj	4,307,428
522,264	Neste Oyj	16,349,980
251,107	Sampo Oyj – A Shares	11,295,580
41,136	Sponda Oyj	167,232
569,542	Stora Enso Oyj – R Shares	4,689,224
1,223,504	UPM-Kymmene Oyj	20,696,427

	Total Finland	71,757,339

	France — 11.1%
7,189,804	AXA SA	158,078,845
1,269,903	BNP Paribas	59,224,516
114,567	Casino Guichard-Perrachon SA	5,158,026
266,604	Christian Dior SE	46,883,144
390,309	Cie de Saint-Gobain	15,078,920
479,112	Cie Generale des Etablissements Michelin – Class B (Registered)	43,218,702
385,603	CNP Assurances	5,702,489
151,676	Danone SA	10,548,754
550,545	Engie	8,520,450
1,268	Euler Hermes Group	104,992
160,166	LVMH Moet Hennessy Louis Vuitton SE	26,609,555
13,985	Mercialys SA (REIT)	307,476
192,906	M6 – Metropole Television	3,231,822
8,815	Nexity SA	406,932
1,975,086	Orange SA	34,209,345
388,332	Renault SA	35,409,745
552,947	Rexel SA	6,769,428
322,408	Sanofi	25,547,051
270,174	Schneider Electric SE	16,103,839
465,242	SCOR SE	16,271,742
55,266	Societe BIC SA	7,665,287
905,333	Societe Generale SA	31,796,203
6,148,549	TOTAL SA	275,580,709
3,598,200	Vivendi SA	74,638,286

	Total France	907,066,258

	Germany — 10.5%
707,345	Allianz SE (Registered)	104,918,392
177,474	Aurubis AG	8,007,915
2,995,317	BASF SE	194,210,294
962,118	Bayerische Motoren Werke AG	78,160,590
10,481	Bechtle AG	893,168

Shares	Description	Value ($)
	Germany — continued
2,934,346	Daimler AG (Registered)	199,644,603
28,634	Deutsche EuroShop AG	1,206,947
1,632,976	Deutsche Lufthansa AG (Registered) *	24,318,185
4,442,101	Deutsche Telekom AG (Registered)	74,302,975
108,730	Duerr AG	6,429,477
122,443	Evonik Industries AG	3,678,404
246,889	Freenet AG	7,334,965
199,123	Hannover Rueck SE	20,435,886
185,429	HeidelbergCement AG	13,564,702
849,670	K+S AG (Registered)	17,760,728
31,113	LEG Immobilien AG *	2,542,970
343,259	Metro AG	8,400,146
295,523	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58,009,965
418,156	ProSiebenSat.1 Media SE (Registered)	21,373,194
127,315	Rhoen-Klinikum AG	3,760,708
115,053	Salzgitter AG	2,621,620
57,131	Software AG	2,014,083
68,234	Stada Arzneimittel AG	2,308,253

	Total Germany	855,898,170

	Hong Kong — 2.9%
1,047,600	Bank of East Asia Ltd (The)	3,316,030
9,803,100	BOC Hong Kong Holdings Ltd	25,470,413
307,600	Champion (REIT)	148,673
1,999,500	Dah Sing Banking Group Ltd	3,324,079
27,800	Dah Sing Financial Holdings Ltd	146,454
9,804,690	Esprit Holdings Ltd	8,764,419
417,500	First Pacific Co Ltd	285,591
771,000	Hang Lung Properties Ltd	1,348,862
731,600	Hang Seng Bank Ltd	12,340,234
1,504,300	Henderson Land Development Co Ltd	8,122,215
521,000	HKT Trust & HKT Ltd – Class SS	722,252
3,266,600	Hongkong Land Holdings Ltd	19,168,876
2,049,900	Hysan Development Co Ltd	8,141,302
3,582,200	Kerry Properties Ltd	8,402,012
3,223,291	Link (REIT)	18,185,886
703,200	Luk Fook Holdings International Ltd.	1,393,150
1,057,000	Man Wah Holdings Ltd	1,249,089
5,789,300	New World Development Co Ltd	4,859,256
965,000	Pacific Textiles Holdings Ltd	1,404,960
3,951,700	PCCW Ltd	2,499,431
491,700	Power Assets Holdings Ltd	4,653,707
2,308,500	Sino Land Co Ltd	3,215,157
13,318,100	SJM Holdings Ltd	8,101,911
1,348,200	SmarTone Telecommunications Holdings Ltd.	2,218,904
2,601,131	Sun Hung Kai Properties Ltd	29,092,371
782,800	Swire Properties Ltd	2,016,465
1,277,500	Swire Pacific Ltd – Class A	12,477,287
1,247,500	Techtronic Industries Co Ltd	4,749,956

20	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Hong Kong — continued
401,600	Television Broadcasts Ltd	1,574,518
201,400	Texwinca Holdings Ltd.	192,431
2,764,200	Value Partners Group Ltd.	2,319,068
2,897,900	Wharf Holdings Ltd (The)	14,480,593
1,608,500	Wheelock & Co Ltd	6,358,499
5,988,600	Xinyi Glass Holdings Ltd.	3,154,810
3,703,300	Yue Yuen Industrial Holdings	13,118,036

	Total Hong Kong	237,016,897

	Ireland — 0.2%
298,065	CRH Plc	7,645,531
433,538	Smurfit Kappa Group Plc	9,999,581

	Total Ireland	17,645,112

	Israel — 0.9%
2,058,674	Bank Hapoalim BM	10,056,572
6,416,098	Bank Leumi Le-Israel BM *	21,404,509
4,694,772	Bezeq The Israeli Telecommunication Corp Ltd	10,525,071
169,700	Check Point Software Technologies Ltd *	14,096,979
8,328,627	Israel Discount Bank Ltd – Class A *	13,379,125
109,851	Mizrahi Tefahot Bank Ltd	1,212,759

	Total Israel	70,675,015

	Italy — 2.7%
4,808,647	A2A SPA	5,500,707
7,056	ACEA SPA	94,577
241,909	Amplifon SPA	1,939,876
1,359,413	Banca Mediolanum SPA	9,612,443
59,295	De’Longhi SPA	1,394,890
14,923,022	Enel SPA	59,638,945
5,986,976	ENI SPA	83,729,130
294,433	EXOR SPA	9,705,145
19,787	Fiat Chrysler Automobiles NV	135,333
1,839,588	Hera SPA	5,181,590
544,661	Iren SPA	862,150
751,002	Mediaset SPA	2,667,490
254,528	Recordati SPA	6,120,061
51,095	Snam Rete Gas SPA	275,351
379,253	Societa Cattolica di Assicurazioni SCRL	2,468,457
13,430,569	Telecom Italia SPA *	13,050,458
23,419,939	Telecom Italia SPA-Di RISP	18,065,093
398,651	Unipol Gruppo Finanziario SPA	1,472,860

	Total Italy	221,914,556

	Japan — 25.1%
85,200	77 Bank Ltd (The)	301,847
1,695,900	Aeon Co Ltd	22,239,491
62,100	Ain Holdings Inc	2,820,682
397,700	Aisin Seiki Co Ltd	15,914,548
391,700	Alfresa Holdings Corp	7,086,233

Shares	Description	Value ($)
	Japan — continued
144,400	Alpine Electronics Inc	1,631,122
21,400	AOKI Holdings Inc	240,798
217,400	Aoyama Trading Co Ltd	8,028,164
2,475,113	Asahi Glass Co Ltd	11,980,621
2,192,900	Asahi Kasei Corp	12,409,419
142,900	Asatsu-DK Inc	3,714,162
50,500	Ashikaga Holdings Co Ltd	144,531
120,900	Autobacs Seven Co Ltd	2,049,282
114,400	Bank of Kyoto Ltd (The)	715,766
918,300	Bank of Yokohama Ltd (The)	4,163,742
664,800	Bridgestone Corp	23,275,728
1,723,900	Calsonic Kansei Corp	12,653,505
1,756,100	Canon Inc	49,494,889
26,400	Canon Marketing Japan Inc	444,447
193,800	Central Japan Railway Co	34,674,058
10,600	Century Tokyo Leasing Corp	361,648
575,000	Chiba Bank Ltd (The)	2,696,538
285,000	Coca-Cola West Co Ltd	6,377,134
451,900	Cosmo Energy Holdings Co Ltd *	4,842,942
88,300	Credit Saison Co Ltd	1,495,070
221,900	Daicel Corp	2,831,428
372,600	Daihatsu Motor Co Ltd	5,173,823
6,200	Daiichikosho Co Ltd	259,312
41,880	Daiichi Sankyo Co Ltd	874,394
392,800	Daikyo Inc	622,774
43,900	Daishi Bank Ltd (The)	145,522
153,600	Daito Trust Construction Co Ltd	20,803,435
591,600	Daiwa House Industry Co Ltd	16,190,108
391,000	Daiwabo Holdings Co Ltd	689,855
645,100	DCM Holdings Co Ltd	4,747,417
1,817,200	Denka Co Ltd	6,437,182
6,900	Descente Ltd	102,981
682,000	DIC Corp	1,467,175
9,300	Eagle Industry Co Ltd	114,929
9,600	Exedy Corp	191,425
325,300	Fuji Heavy Industries Ltd	10,642,786
1,549,940	FujiFilm Holdings Corp	58,092,077
57,700	Fujitsu General Ltd	786,219
401,000	Fuji Electric Co Ltd	1,373,660
349,900	Fuji Oil Holdings Inc	5,928,896
22,800	Fuyo General Lease Co Ltd	967,318
144,600	Geo Corp	2,160,725
118,100	Gunma Bank Ltd (The)	518,931
244,500	Gunze Ltd	641,499
78,700	Hachijuni Bank Ltd (The)	360,967
1,185,700	Hanwa Co Ltd	4,879,422
343,100	Haseko Corp	2,969,464
273,600	Hiroshima Bank Ltd (The)	1,019,588
36,300	Hitachi Capital Corp	778,826
256,900	Hitachi Chemical Co Ltd	4,180,740

See accompanying notes to the financial statements.	21

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
499,900	Hokuhoku Financial Group Inc	744,057
1,379,900	Honda Motor Co Ltd	35,489,493
114,700	Horiba Ltd	3,758,730
26,600	Hyakugo Bank Ltd (The)	95,905
6,700	IBJ Leasing Co Ltd	117,321
235,800	Idemitsu Kosan Co Ltd	3,569,352
1,966,600	Inpex Corp	14,177,973
295,600	Isuzu Motors Ltd	2,957,366
659,600	IT Holdings Corp	15,157,451
9,243,300	Itochu Corp	108,971,145
52,400	Iyo Bank Ltd (The)	362,484
38,700	Jafco Co Ltd	1,066,077
1,114,100	Japan Airlines Co Ltd	39,864,202
126,300	JFE Holdings Inc	1,511,507
189,500	Joyo Bank Ltd (The)	656,370
184,400	JSR Corp	2,584,964
45,800	Juroku Bank Ltd (The)	143,162
2,381,890	JX Holdings Inc	9,252,090
629,900	K’s Holdings Corp	20,501,075
985,600	Kaneka Corp	7,380,990
516,000	Kanematsu Corp	685,956
3,645,900	Kawasaki Kisen Kaisha Ltd	6,101,357
5,990,100	KDDI Corp.	153,035,075
220,400	Keihin Corp	3,031,878
24,700	Keiyo Bank Ltd (The)	93,635
124,000	Kewpie Corp	2,776,428
5,683,336	Kobe Steel Ltd	4,371,758
55,500	Kohnan Shoji Co Ltd	753,230
66,900	Koito Manufacturing Co Ltd	2,946,979
20,400	Mandom Corp	858,195
6,260,300	Marubeni Corp	31,365,234
131,400	Marui Group Co Ltd	1,801,050
835,200	Medipal Holdings Corp	12,799,574
32,300	Mitsuba Corp	429,902
2,530,300	Mitsubishi Chemical Holdings Corp	12,767,254
1,813,100	Mitsubishi Corp	29,016,011
1,171,000	Mitsubishi Electric Corp	11,855,041
22,564,500	Mitsubishi UFJ Financial Group Inc	97,372,797
467,100	Mitsubishi UFJ Lease & Finance Co Ltd	2,014,741
5,990,900	Mitsui & Co Ltd	69,062,509
3,699,838	Mitsui Chemicals Inc	12,088,785
7,024,000	Mitsui Engineering & Shipbuilding Co Ltd	9,267,312
19,050,200	Mizuho Financial Group Inc	28,103,582
4,900	Musashino Bank Ltd (The)	125,478
224,400	NET One Systems Co Ltd	1,194,854
324,800	NHK Spring Co Ltd	2,964,701
24,600	Nifco Inc	1,111,319
71,000	Nippon Corp	1,059,382
952,781	Nippon Electric Glass Co Ltd	4,531,399
1,067,900	Nippon Light Metal Holdings Co Ltd	1,664,210

Shares	Description	Value ($)
	Japan — continued
323,100	Nippon Paper Industries Co Ltd	5,458,142
5,500	Nippon Seiki Co Ltd	106,307
4,023,000	Nippon Telegraph & Telephone Corp	170,363,267
59,100	Nippon Television Holdings Inc	1,010,376
2,372,600	Nippon Yusen KK	4,372,510
399,613	Nipro Corp	3,744,082
686,000	Nishi-Nippon City Bank Ltd (The)	1,239,550
10,754,442	Nissan Motor Co Ltd	97,539,185
96,100	Nissan Chemical Industries Ltd	2,167,278
457,800	Nisshinbo Holdings Inc	4,297,810
25,900	Nissin Kogyo Co Ltd	324,141
229,000	NOK Corp	3,690,940
2,290,100	Nomura Holdings Inc	9,677,421
86,500	Nomura Real Estate Holdings Inc	1,548,275
446,000	North Pacific Bank Ltd	1,104,992
3,819,200	NTT DOCOMO Inc	88,898,390
33,900	Ogaki Kyoritsu Bank Ltd (The)	105,803
94,900	Okinawa Electric Power Co (The)	2,335,433
182,800	Onward Holdings Co Ltd	1,110,362
25,100	Open House Co Ltd	453,255
986,900	Orient Corp *	1,738,890
885,600	ORIX Corp	11,593,312
3,433,500	Osaka Gas Co Ltd	13,085,349
726,400	Otsuka Holdings Co Ltd	25,674,176
9,300	Paltac Corp	144,211
27,500	PanaHome Corp	194,644
28,000	Pola Orbis Holdings Inc	2,058,405
3,300	Relo Holdings Inc	404,503
488,900	Rengo Co Ltd	2,388,386
2,203,400	Resona Holdings Inc	7,727,554
1,653,200	Ricoh Co Ltd	16,326,383
4,600	Ricoh Leasing Co Ltd	129,879
3,700	Ryohin Keikaku Co Ltd	753,720
32,700	Saizeriya Co Ltd	672,404
28,400	San-In Godo Bank Ltd (The)	168,696
8,300	Sangetsu Co Ltd	146,788
175,200	Sanwa Holdings Corp	1,117,480
18,800	San–A Co Ltd	799,976
1,243,400	Sekisui Chemical Co Ltd	13,771,571
1,345,800	Sekisui House Ltd	21,902,788
16,200	Shimachu Co Ltd	343,809
78,000	Shimamura Co Ltd	8,629,062
3,168,000	Showa Denko KK	3,145,557
878,900	Showa Shell Sekiyu KK	6,871,550
56,800	SKY Perfect JSAT Holdings Inc	345,527
13,208,700	Sojitz Corp	25,415,050
2,768,500	Sumitomo Corp	27,254,249
520,800	Sumitomo Forestry Co Ltd	5,813,993
13,800	Sumitomo Electric Industries Ltd	165,485
1,466,800	Sumitomo Heavy Industries Ltd	6,049,650

22	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
992,500	Sumitomo Metal Mining Co Ltd	10,666,379
3,749,600	Sumitomo Mitsui Financial Group Inc	105,214,474
1,666,400	Sumitomo Mitsui Trust Holdings Inc	4,855,444
4,300	Sumitomo Real Estate Sales Co Ltd	78,735
687,300	Sumitomo Rubber Industries Ltd	9,822,930
321,000	Sumitomo Osaka Cement Co Ltd	1,172,706
61,700	Sundrug Co Ltd	4,077,603
221,700	Suzuken Co Ltd	7,204,565
360,800	T&D Holdings Inc	3,559,327
93,000	T-Gaia Corp	1,075,630
240,800	Takashimaya Co Ltd	1,926,781
11,900	Toei Co Ltd	93,011
197,400	Toho Holdings Co Ltd	4,093,093
244,700	Tokai Rika Co Ltd	4,819,474
85,400	Tokai Tokyo Financial Holdings Inc	415,228
2,140	Token Corp	159,419
34,400	Tokyo Broadcasting System Holdings Inc	549,045
1,911,230	Tokyo Electric Power Co Inc (The) *	9,681,175
716,000	Tokyo Gas Co Ltd	3,304,871
306,000	Toppan Printing Co Ltd	2,584,068
9,100	Topre Corp	169,168
3,276,000	Tosoh Corp	12,452,766
40,100	Towa Pharmaceutical Co Ltd	1,910,270
83,600	Toyo Tire & Rubber Co Ltd	1,267,852
28,700	Toyoda Gosei Co Ltd	548,561
54,800	Toyota Boshoku Corp	864,348
15,700	Toyota Industries Corp	660,190
1,105,700	Toyota Tsusho Corp	22,313,694
7,100	TPR Co Ltd	171,044
197,000	TS Tech Co Ltd	4,376,716
343,000	Tsubakimoto Chain Co	2,004,714
28,200	Tsuruha Holdings Inc	2,384,887
2,960,100	Ube Industries Ltd	5,008,346
13,000	Unipres Corp	235,420
1,492,600	UNY Co Ltd	9,666,640
54,800	USS Co Ltd	862,520
183,400	Valor Holdings Co Ltd	3,964,800
22,000	Wacoal Holdings Corp	253,052
179,498	West Japan Railway Co	10,501,096
9,500	Xebio Co Ltd	150,686
3,917,300	Yamada Denki Co Ltd	19,239,486
257,600	Yamaguchi Financial Group Inc	2,425,092
397,600	Yokohama Rubber Co Ltd (The)	6,339,713
456,000	Zeon Corp	2,901,396

	Total Japan	2,049,727,566

	Malta — 0.0%
15,984,486	BGP Holdings Plc (a)	—

Shares	Description	Value ($)
	Netherlands — 2.8%
69,861	Boskalis Westminster	2,541,519
183,439	Corbion NV	4,075,821
129,311	Heineken Holding NV	9,365,309
106,428	Heineken NV	8,541,180
4,918,046	ING Groep NV CVA	58,629,677
2,739,975	Koninklijke Ahold NV	59,998,280
2,431,723	PostNL NV *	9,441,060
572,300	TomTom NV *	5,134,955
689,114	Unilever NV CVA	30,044,174
1,009,278	Wolters Kluwer NV	38,027,352

	Total Netherlands	225,799,327

	New Zealand — 0.2%
614,761	Chorus Ltd *	1,586,961
473,916	Fletcher Building Ltd	2,226,506
1,154,216	Sky Network Television Ltd	3,270,366
4,737,228	Spark New Zealand Ltd	10,696,611

	Total New Zealand	17,780,444

	Norway — 1.7%
168,858	Bakkafrost P/F	6,033,058
289,198	BW LPG Ltd	1,877,137
773,636	DNB ASA	8,917,804
2,070,092	Orkla ASA	17,076,510
45,935	Salmar ASA	947,334
2,906,445	Statoil ASA	42,309,822
1,454,609	Storebrand ASA *	5,713,627
1,929,156	Telenor ASA	28,800,196
793,210	Yara International ASA	30,738,374

	Total Norway	142,413,862

	Portugal — 0.3%
817,818	CTT-Correios de Portugal SA	6,268,798
4,736,420	EDP – Energias de Portugal SA	14,668,642
338,832	Redes Energeticas Nacionais SA	956,980

	Total Portugal	21,894,420

	Singapore — 0.6%
656,900	Ascendas Real Estate Investment Trust	1,130,218
170,200	Ascott Residence Trust (REIT)	136,665
3,959,700	CapitaLand Commercial Trust Ltd (REIT)	4,025,643
2,987,500	CapitaLand Mall Trust (REIT)	4,649,315
80,600	CapitaLand Retail China Trust (REIT)	81,668
607,400	CapitaLand Ltd	1,286,379
1,519,000	DBS Group Holdings Ltd	14,630,293
57,390,700	Golden Agri-Resources Ltd	15,101,591
174,600	Mapletree Greater China Commercial Trust (REIT)	112,942
110,700	Mapletree Industrial Trust (REIT)	121,599
285,500	Mapletree Logistics Trust (REIT)	197,864

See accompanying notes to the financial statements.	23

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Singapore — continued
431,700	Suntec Real Estate Investment Trust	512,371
71,300	UOL Group Ltd	286,932
13,247,600	Yangzijiang Shipbuilding Holdings Ltd	8,520,195

	Total Singapore	50,793,675

	Spain — 2.3%
3,047	ACS Actividades de Construccion y Servicios SA	78,767
335,613	Ebro Foods SA	6,849,066
292,497	Enagas SA	8,210,377
739,327	Endesa SA	13,325,706
665,393	Gas Natural SDG SA	11,587,334
11,135,598	Iberdrola SA	71,737,831
102,303	Indra Sistemas SA *	931,834
1,460,459	International Consolidated Airlines Group SA	11,105,428
2,067,056	Mapfre SA	4,024,471
98,916	Red Electrica Corp SA	7,822,562
2,729,677	Repsol SA	28,088,059
2,762,393	Telefonica SA	27,544,278

	Total Spain	191,305,713

	Sweden — 1.5%
133,503	Axfood AB	2,235,586
4,339	Bilia AB – Class A	83,849
41,580	Castellum AB	627,818
32,049	Fabege AB	495,704
159,832	Fastighets AB Balder – B Shares *	3,687,230
24,429	Hufvudstaden AB – A Shares	355,797
143,240	Industrivarden AB – C Shares	2,204,233
193,612	Investor AB – B Shares	6,413,791
28,736	Kungsleden AB	192,424
3,161	L E Lundbergforetagen AB – B Shares	159,233
2,190,823	Sandvik AB	19,913,868
421,143	Securitas AB – B Shares	6,295,412
755,211	Skanska AB – B Shares	16,052,931
510,013	Tele2 AB – B Shares	4,211,774
5,286,602	Telefonaktiebolaget LM Ericsson	48,553,641
679,189	TeliaSonera AB	3,118,789
703,236	Volvo AB – B Shares	7,044,274
9,146	Wihlborgs Fastigheter AB	180,177

	Total Sweden	121,826,531

	Switzerland — 4.1%
141,004	Adecco SA (Registered) *	8,166,607
6,334	Autoneum Holding AG *	1,360,660
40,768	Baloise Holding AG (Registered)	5,128,165
1,479	Banque Cantonale Vaudoise (Registered)	950,308
18,488	Cembra Money Bank AG *	1,198,710
7,312	dorma & kaba Holding AG	4,374,327

Shares	Description	Value ($)
	Switzerland — continued
5,907	EMS-Chemie Holding AG (Registered)	2,739,105
3,285	Fischer (George) AG (Registered)	2,233,322
3,006	Flughafen Zuerich AG (Registered)	2,384,698
1,355	Forbo Holdings AG (Registered) *	1,405,671
7,076	Helvetia Holding AG (Registered)	3,738,473
45,603	Kuehne & Nagel International AG (Registered)	5,914,879
164,766	LafargeHolcim Ltd (Registered)	6,482,736
118,498	Logitech International (Registered)	1,829,249
298,376	Nestle SA (Registered)	20,865,728
50,474	Roche Holding AG	12,942,308
492	Sika AG	1,868,332
24,830	Swatch Group AG (The) (Registered)	1,724,483
85,021	Swatch Group AG (The) – Class BR	29,441,304
61,662	Swiss Life Holding AG (Registered) *	15,015,660
1,792,958	Swiss Re AG	158,920,552
20,677	Swisscom AG (Registered)	10,075,255
207,812	UBS Group AG (Registered)	3,174,742
27,229	Vontobel Holding AG (Registered)	1,184,861
156,344	Zurich Insurance Group AG *	33,115,375

	Total Switzerland	336,235,510

	United Kingdom — 16.0%
4,325,054	AstraZeneca Plc	245,908,197
4,656,291	Balfour Beatty Plc *	16,211,841
376,116	Bellway Plc	13,382,105
636,340	Berkeley Group Holdings Plc	28,656,296
574,660	Bovis Homes Group Plc	7,620,037
17,450,080	BP Plc	84,688,629
1,471,891	British American Tobacco Plc	80,077,119
43,373	BT Group Plc	292,081
833,605	Cairn Energy Plc *	1,887,092
2,398,511	Carillion Plc	9,142,934
18,742,374	Centrica Plc	53,895,850
1,320,912	Compass Group Plc	23,158,764
589,571	Crest Nicholson Holdings Plc	4,577,250
32,574	CYBG Plc CDI *	84,396
4,495,557	Debenhams Plc	4,977,806
2,962,336	Direct Line Insurance Group Plc	15,953,756
8,051,222	Firstgroup Plc *	10,299,834
281,343	Galliford Try Plc	5,726,743
7,919,062	GlaxoSmithKline Plc	153,471,888
185,240	Halfords Group Plc	1,023,075
5,912,406	Home Retail Group Plc	14,467,083
339,156	Hunting Plc	1,652,433
460,505	IG Group Holdings Plc	4,854,578
665,829	Imperial Brands Plc	34,367,309
2,113,627	Inchcape Plc	21,602,649
1,956,103	Indivior Plc	4,565,403
668,135	Intermediate Capital Group Plc	5,347,001

24	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United Kingdom — continued
4,068,901	J Sainsbury Plc	14,321,448
1,092,515	Jupiter Fund Management Plc	6,045,182
9,269,330	Kingfisher Plc	42,817,811
5,211,580	Legal & General Group Plc	16,392,097
5,141,619	Man Group Plc	10,964,098
1,389,664	Marks & Spencer Group Plc	8,172,446
96,063	Micro Focus International Plc	1,963,221
142,152	Mitie Group Plc	550,257
400,638	National Express Group Plc	1,825,411
706,729	Pearson Plc	8,394,684
1,716,821	Persimmon Plc *	51,884,745
1,046,323	Playtech Plc	12,270,924
972,533	Reckitt Benckiser Group Plc	88,587,813
1,181,471	Royal Dutch Shell Plc A Shares (London)	26,914,199
4,821,653	Royal Mail Plc	30,370,878
1,890,500	Sage Group Plc (The)	15,599,775
81,575	Savills Plc	743,180
235,470	Spectris Plc	5,882,450
108,003	Victrex Plc	2,315,352
367,093	WH Smith Plc	9,193,241
9,636,601	WM Morrison Supermarkets Plc	26,535,329
3,692,106	WPP Plc	77,764,667

	Total United Kingdom	1,307,401,357

	TOTAL COMMON STOCKS (COST $8,823,396,203)	7,774,958,388

	PREFERRED STOCKS — 0.8%

	Germany — 0.8%
28,437	Jungheinrich AG	2,155,578
887,105	Porsche Automobil Holding SE	40,120,658
156,064	Volkswagen AG	18,148,220

	Total Germany	60,424,456

	TOTAL PREFERRED STOCKS (COST $119,277,970)	60,424,456

	MUTUAL FUNDS — 3.6%

	United States — 3.6%
	Affiliated Issuers
11,847,951	GMO U.S. Treasury Fund	296,198,769

	TOTAL MUTUAL FUNDS (COST $296,122,890)	296,198,769

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.1%

		Time Deposits — 0.1%
GBP	36,386	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 03/01/16	50,645
JPY	27,322,026	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, (0.13)%, due 03/01/16	242,313
CAD	602,760	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 03/01/16	445,499
SGD	253,997	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 03/01/16	180,652
EUR	191,751	DnB Nor Bank (Oslo) Time Deposit, (0.31)%, due 03/01/16	208,596
NOK	4,126,973	DnB Nor Bank (Oslo) Time Deposit, 0.13%, due 03/01/16	474,228
AUD	2,419,591	National Australia Bank (Melbourne) Time Deposit, 1.23%, due 03/01/16	1,726,983
USD	6,339,811	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	6,339,811

		Total Time Deposits	9,668,727

		TOTAL SHORT-TERM INVESTMENTS (COST $9,668,727)	9,668,727

		TOTAL INVESTMENTS — 99.6% (Cost $9,248,465,790)	8,141,250,340
		Other Assets and Liabilities (net) — 0.4%	34,660,691

		TOTAL NET ASSETS — 100.0%	$8,175,911,031

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,179	Euro STOXX 50	March 2016	$69,140,852	$2,484,498
417	FTSE 100	March 2016	34,958,750	1,106,837
64	Hang Seng	March 2016	7,842,777	103,665
155	SPI 200	March 2016	13,450,564	22,696
359	TOPIX	March 2016	40,946,484	(651,095)

			$166,339,427	$3,066,601

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	25

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

CDI	- CHESS Depositary Interest

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

26	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Large/Mid Cap Equity Fund returned -19.82% (net) for the fiscal year ended February 29, 2016, as compared with -15.18% for the MSCI EAFE Index.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning Japanese value stocks.

Among countries, having an overweight in Canada was the largest detractor from relative performance, more than offsetting the positive impact from being underweight Australia. Both sector allocation and stock selection had negative impacts. An overweight position in Energy was the largest detractor from relative performance, more than offsetting the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.K. energy company Royal Dutch Shell, and Japanese Mitsubishi UFJ Financial Group. Top stock contributors included overweight positions in Japanese telecoms Nippon Telegraph and Telephone and NTT DoCoMo, and an underweight position in Swiss pharmaceutical Novartis.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

28

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Large/Mid Cap Equity Fund Class III Shares and the MSCI EAFE Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

†	The Fund is the successor to the GMO International Disciplined Equity Fund. Therefore, performance for the period prior to September 16, 2005 is that of GMO International Disciplined Equity Fund.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

29

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.6%
Mutual Funds	3.6
Futures Contracts	1.7
Preferred Stocks	0.7
Short-Term Investments	0.3
Other	(1.9)

100.0%

Country Summary**	% of Investments
Japan	27.5%
United Kingdom	15.6
Germany	12.1
France	11.4
Canada	5.2
Switzerland	4.2
Australia	3.6
Netherlands	3.4
Hong Kong	2.9
Other Developed***	2.7
Italy	2.4
Spain	1.8
Norway	1.7
Euro Region****	1.7
Sweden	1.4
Belgium	1.3
Israel	1.1

100.0%

Industry Group Summary	% of Equity Investments*****
Telecommunication Services	10.3%
Automobiles & Components	10.1
Insurance	9.9
Banks	8.5
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Energy	7.8
Capital Goods	6.0
Materials	5.8
Media	3.8
Food, Beverage & Tobacco	3.7
Transportation	3.4
Utilities	3.3
Real Estate	3.2
Consumer Durables & Apparel	3.0
Food & Staples Retailing	2.9
Technology Hardware & Equipment	2.6
Retailing	2.0
Household & Personal Products	1.9
Diversified Financials	1.3
Software & Services	1.1
Commercial & Professional Services	0.7
Consumer Services	0.6
Health Care Equipment & Services	0.3

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

30

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%

	Australia — 3.5%
69,011	Adelaide Brighton Ltd	243,186
65,073	AMP Ltd	246,306
21,111	ASX Ltd	631,775
226,491	Australia & New Zealand Banking Group Ltd	3,613,280
518,419	BlueScope Steel Ltd	2,023,016
47,349	CIMIC Group Ltd	1,063,292
152,747	Dexus Property Group (REIT)	818,532
95,435	Downer EDI Ltd	225,982
383,339	Fairfax Media Ltd	210,004
166,316	Goodman Group (REIT)	767,369
317,048	GPT Group (The) (REIT)	1,110,283
20,968	JB Hi–Fi Ltd	330,473
107,738	Lend Lease Group	998,715
53,110	Macquarie Group Ltd	2,426,329
315,133	Mirvac Group (REIT)	410,222
90,791	OZ Minerals Ltd	325,390
1,238,417	Scentre Group (REIT)	3,850,459
13,675	Shopping Centres Australasia Property Group (REIT)	22,097
90,358	Sonic Healthcare Ltd	1,187,085
634,368	South32 Ltd *	564,471
99,767	Star Entertainment Grp Ltd (The)	370,141
796,486	Stockland (REIT)	2,363,778
246,123	Suncorp Group Ltd	1,961,461
536,976	TABCORP Holdings Ltd	1,640,487
3,407,761	Telstra Corp Ltd	12,738,575
642,818	Vicinity Centres (REIT)	1,423,173
316,403	Westfield Corp (REIT)	2,250,273
81,521	Westpac Banking Corp	1,667,329
186,531	Woodside Petroleum Ltd	3,351,893

	Total Australia	48,835,376

	Austria — 0.4%
4,811	Oesterreichische Post AG	172,668
122,812	OMV AG	3,222,758
89,211	voestalpine AG	2,575,398

	Total Austria	5,970,824

	Belgium — 1.3%
97,748	Ageas	3,606,496
40,867	bpost SA	1,014,133
95,536	Delhaize Group	9,661,149
106,996	Proximus SADP	3,366,879

	Total Belgium	17,648,657

	Canada — 5.1%
127,600	Air Canada *	680,911

Shares	Description	Value ($)
	Canada — continued
34,900	Bank of Montreal	1,925,562
121,200	BCE Inc	5,234,980
33,400	Canadian Imperial Bank of Commerce	2,220,495
10,300	Canadian Tire Corp Ltd – Class A	1,001,376
76,700	CI Financial Corp	1,698,964
18,500	Great-West Lifeco Inc	478,566
8,400	Intact Financial Corp	523,060
87,600	Magna International Inc	3,399,113
212,600	Manulife Financial Corp	2,845,666
88,600	Metro Inc	2,831,533
28,900	National Bank of Canada	787,327
114,200	Power Corp of Canada	2,481,508
9,100	Power Financial Corp	212,064
87,900	Royal Bank of Canada	4,487,253
575,500	Suncor Energy Inc	14,070,613
221,800	Sun Life Financial Inc	6,613,017
32,200	Toronto-Dominion Bank (The)	1,247,780
15,800	Transcontinental Inc – Class A	224,213
265,172	Valeant Pharmaceuticals International Inc *	17,448,318

	Total Canada	70,412,319

	Denmark — 0.6%
3,807	AP Moeller – Maersk A/S – Class B	5,003,174
35,304	Carlsberg A/S – Class B	3,044,457

	Total Denmark	8,047,631

	Finland — 0.8%
157,979	Fortum Oyj	2,093,223
51,792	Neste Oyj	1,621,399
69,673	Sampo Oyj – A Shares	3,134,110
271,838	UPM – Kymmene Oyj	4,598,330

	Total Finland	11,447,062

	France — 11.2%
1,154,646	AXA SA	25,386,660
253,178	BNP Paribas SA	11,807,472
40,084	Cap Gemini SA	3,330,279
17,474	Casino Guichard-Perrachon SA	786,713
40,971	Christian Dior SE	7,204,878
94,762	Cie Generale des Etablissements Michelin – Class B	8,548,086
52,406	CNP Assurances	775,006
21,812	Danone SA	1,516,980
32,120	LVMH Moet Hennessy Louis Vuitton SE	5,336,332
11,197	M6 – Metropole Television	187,587
144,085	Orange SA	2,495,615
1,215	Peugeot SA *	18,229
108,542	Renault SA	9,897,316
40,936	Rexel SA	501,157

See accompanying notes to the financial statements.	31

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	France — continued
36,964	Sanofi	2,928,963
64,619	SCOR SE	2,260,036
5,358	Societe BIC SA	743,144
185,775	Societe Generale	6,524,604
39,631	Suez Environnement Co	684,582
1,095,674	TOTAL SA	49,108,598
689,933	Vivendi SA	14,311,438

	Total France	154,353,675

	Germany — 11.1%
152,671	Allianz SE (Registered)	22,645,238
38,923	Aurubis AG	1,756,269
500,541	BASF SE	32,454,066
191,844	Bayerische Motoren Werke AG	15,585,032
1,809	Bechtle AG	154,159
533,358	Daimler AG (Registered)	36,288,170
305,011	Deutsche Lufthansa AG (Registered) *	4,542,206
1,033,936	Deutsche Telekom AG (Registered)	17,294,636
20,487	Duerr AG	1,211,448
13,012	Evonik Industries AG	390,904
20,767	Hannover Rueck SE	2,131,306
19,645	HeidelbergCement AG	1,437,092
89,581	K+S AG (Registered)	1,872,520
54,032	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,606,262
105,876	ProSiebenSat.1 Media SE	5,411,636

	Total Germany	153,780,944

	Hong Kong — 2.8%
1,735,000	BOC Hong Kong Holdings Ltd	4,507,877
152,000	Cathay Pacific Airways Ltd	241,757
353,000	CK Hutchison Holdings Ltd	4,262,869
119,600	Dah Sing Banking Group Ltd	198,830
111,200	Hang Seng Bank Ltd	1,875,662
275,000	Henderson Land Development Co Ltd	1,484,816
90,000	HKT Trust & HKT Ltd	124,765
433,400	Hongkong Land Holdings Ltd	2,543,253
176,000	Hysan Development Co Ltd	698,995
203,000	Kerry Properties Ltd	476,134
450,500	Link (REIT)	2,541,732
525,000	New World Development Co Ltd	440,659
123,000	Pacific Textiles Holdings Ltd	179,078
89,000	Power Assets Holdings Ltd	842,343
396,000	Sino Land Co Ltd	551,528
2,373,000	SJM Holdings Ltd	1,443,587
462,392	Sun Hung Kai Properties Ltd	5,171,627
143,200	Swire Properties Ltd	368,878
299,500	Swire Pacific Ltd – Class A	2,925,203
260,000	Techtronic Industries Co Ltd	989,971
558,000	Wharf Holdings Ltd (The)	2,788,285

Shares	Description	Value ($)
	Hong Kong — continued
242,000	Wheelock & Co Ltd	956,641
4,016,000	Xinyi Glass Holdings Ltd	2,115,639
249,000	Yue Yuen Industrial Holdings	882,022

	Total Hong Kong	38,612,151

	Ireland — 0.1%
46,958	Smurfit Kappa Group Plc	1,083,089

	Israel — 1.1%
309,926	Bank Hapoalim BM	1,513,981
312,324	Bank Leumi Le-Israel BM *	1,041,933
974,702	Bezeq Israeli Telecommunication Corp Ltd	2,185,156
62,400	Check Point Software Technologies Ltd *	5,183,568
102,794	Israel Discount Bank Ltd – Class A *	165,128
86,434	Teva Pharmaceutical Industries Ltd	4,849,699

	Total Israel	14,939,465

	Italy — 2.4%
196,993	Banca Mediolanum SPA	1,392,942
6,199	De’Longhi SPA	145,829
2,502,612	Enel SPA	10,001,536
1,057,891	ENI SPA	14,794,830
31,878	EXOR SPA	1,050,767
94,787	Hera SPA	266,988
7,310	Recordati SPA	175,767
7,692	Snam SPA	41,452
1,306,664	Telecom Italia SPA *	1,269,683
4,994,842	Telecom Italia SPA-Di RISP	3,852,798

	Total Italy	32,992,592

	Japan — 26.9%
185,200	Aeon Co Ltd	2,428,654
97,700	Aisin Seiki Co Ltd	3,909,609
42,400	Alps Electric Co Ltd	695,807
6,000	Aoyama Trading Co Ltd	221,568
8,400	Asahi Breweries Ltd	246,852
407,000	Asahi Glass Co Ltd	1,970,057
603,000	Asahi Kasei Corp	3,412,321
263,000	Bank of Yokohama Ltd (The)	1,192,491
180,100	Bridgestone Corp	6,305,594
37,000	Calsonic Kansei Corp	271,582
323,400	Canon Inc	9,114,884
48,700	Central Japan Railway Co	8,713,244
153,000	Chiba Bank Ltd (The)	717,514
10,900	Coca-Cola West Co Ltd	243,897
40,100	Daicel Corp	511,673
90,400	Daihatsu Motor Co Ltd	1,255,270
160,600	Daiichi Sankyo Co Ltd	3,353,097
25,401	Daito Trust Construction Co Ltd	3,440,287
161,900	Daiwa House Industry Co Ltd	4,430,660

32	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
31,300	DCM Holdings Co Ltd	230,343
9,600	Dentsu Inc	446,204
53,700	East Japan Railway Co	4,702,486
167,200	Fuji Heavy Industries Ltd	5,470,254
311,100	FujiFilm Holdings Corp	11,660,093
143,974	Haseko Corp	1,246,067
306,800	Honda Motor Co Ltd	7,890,555
42,600	Hoya Corp	1,539,427
392,400	Inpex Corp	2,828,962
85,600	Isuzu Motors Ltd	856,396
1,636,000	Itochu Corp	19,287,137
193,300	Japan Airlines Co Ltd	6,916,570
151,200	Japan Tobacco Inc	6,012,454
451,030	JX Holdings Inc	1,751,957
97,020	K’s Holdings Corp	3,157,667
986,000	Kawasaki Kisen Kaisha Ltd	1,650,056
1,142,924	KDDI Corp	29,199,422
638,000	Kobe Steel Ltd	490,765
7,600	Koito Manufacturing Co Ltd	334,784
131,200	Konica Minolta Inc	1,100,026
1,181,100	Marubeni Corp	5,917,524
505,800	Mitsubishi Chemical Holdings Corp	2,552,139
446,400	Mitsubishi Corp	7,143,978
385,000	Mitsubishi Electric Corp	3,897,686
5,053,300	Mitsubishi UFJ Financial Group Inc	21,806,553
1,024,200	Mitsui & Co Ltd	11,806,877
3,478,400	Mizuho Financial Group Inc	5,131,468
46,500	Nexon Co Ltd	698,472
698,300	Nippon Telegraph & Telephone Corp	29,571,133
311,000	Nippon Yusen KK	573,148
55,008	Nipro Corp	515,385
2,154,300	Nissan Motor Co Ltd	19,538,779
29,600	Nitori Holdings Co Ltd	2,273,450
45,100	Nitto Denko Corp	2,388,915
4,500	NOK Corp	72,529
365,400	Nomura Holdings Inc	1,544,094
654,800	NTT DOCOMO Inc	15,241,586
43,000	OJI Paper Co Ltd	162,479
282,800	ORIX Corp	3,702,110
651,000	Osaka Gas Co Ltd	2,481,014
233,100	Otsuka Holdings Co Ltd	8,238,781
583,900	Resona Holdings Inc	2,047,798
295,100	Ricoh Co Ltd	2,914,297
10,148	Ryohin Keikaku Co Ltd	2,067,230
186,400	Sekisui Chemical Co Ltd	2,064,517
279,800	Sekisui House Ltd	4,553,723
24,000	Shizuoka Bank Ltd (The)	175,429
1,835,700	Sojitz Corp	3,532,097
626,000	Sumitomo Chemical Co Ltd	2,741,171
658,300	Sumitomo Corp	6,480,575

Shares	Description	Value ($)
	Japan — continued
119,900	Sumitomo Electric Industries Ltd	1,437,803
195,000	Sumitomo Metal Mining Co Ltd	2,095,661
814,900	Sumitomo Mitsui Financial Group Inc	22,866,246
505,000	Sumitomo Mitsui Trust Holdings Inc	1,471,435
6,800	Suzuki Motor Corp	170,160
71,200	T&D Holdings Inc	702,395
10,100	Toho Holdings Co Ltd	209,424
50,200	Tokio Marine Holdings Inc	1,750,073
297,600	Tokyo Electric Power Co Inc (The) *	1,507,468
54,000	Tokyo Gas Co Ltd	249,250
132,000	Toppan Printing Co Ltd	1,114,696
7,800	Toyota Industries Corp	327,992
197,900	Toyota Tsusho Corp	3,993,741
8,600	TS Tech Co Ltd	191,065
30,200	USS Co Ltd	475,330
28,900	West Japan Railway Co	1,690,725
38,700	Yamaha Motor Co Ltd	576,032

	Total Japan	371,871,119

	Malta — 0.0%
15,998,662	BGP Holdings Plc (a)	—

	Netherlands — 3.4%
22,723	Boskalis Westminster	826,655
28,777	Heineken Holding NV	2,084,165
16,414	Heineken NV	1,317,275
802,691	ING Groep NV GDR	9,569,149
566,091	Koninklijke Ahold NV	12,395,911
428,545	PostNL NV *	1,663,807
44,686	Randstad Holdings NV	2,304,159
289,912	Reed Elsevier NV	4,762,320
118,622	Unilever NV CVA	5,171,713
179,169	Wolters Kluwer NV	6,750,690

	Total Netherlands	46,845,844

	New Zealand — 0.3%
386,066	Fletcher Building Ltd	1,813,778
953,461	Spark New Zealand Ltd	2,152,905

	Total New Zealand	3,966,683

	Norway — 1.7%
6,804	Bakkafrost P/F	243,097
141,532	DNB ASA	1,631,458
267,521	Orkla ASA	2,206,822
519,987	Statoil ASA	7,569,577
357,420	Telenor ASA	5,335,891
163,883	Yara International ASA	6,350,773

	Total Norway	23,337,618

See accompanying notes to the financial statements.	33

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Portugal — 0.0%
30,788	CTT-Correios de Portugal SA	235,999
43,985	EDP-Energias de Portugal SA	136,221

	Total Portugal	372,220

	Singapore — 0.4%
237,900	DBS Group Holdings Ltd	2,291,341
9,631,500	Golden Agri-Resources Ltd	2,534,400
474,900	Yangzijiang Shipbuilding Holdings Ltd	305,432

	Total Singapore	5,131,173

	Spain — 1.8%
697	ACS Actividades de Construccion y Servicios SA	18,018
11,117	Enagas SA	312,054
146,168	Endesa SA	2,634,547
1,895,549	Iberdrola SA	12,211,520
355,785	International Consolidated Airlines Group SA	2,705,413
377,783	Mapfre SA	735,527
5,400	Red Electrica Corp SA	427,047
574,127	Repsol SA	5,907,700

	Total Spain	24,951,826

	Sweden — 1.4%
46,322	Industrivarden AB – C Shares	712,821
43,058	Investor AB – B Shares	1,426,384
430,600	Sandvik AB	3,914,014
1,006,054	Telefonaktiebolaget LM Ericsson	9,239,883
332,987	Volvo AB – Class B	3,335,511

	Total Sweden	18,628,613

	Switzerland — 4.1%
63,844	Adecco SA (Registered) *	3,697,689
7,196	Baloise Holding AG (Registered)	905,177
438	dorma & kaba Holding AG – Class B (Registered)	262,029
669	EMS-Chemie Holding AG (Registered)	310,219
233	Forbo Holdings AG (Registered) *	241,713
458	Helvetia Holding AG (Registered)	241,976
3,982	Kuehne & Nagel International AG (Registered)	516,480
59,270	LafargeHolcim Ltd (Registered)	2,331,985
192	LafargeHolcim Ltd (Registered) *	7,602
80,979	Nestle SA (Registered)	5,662,941
13,449	Swatch Group AG (The)	4,657,156
14,871	Swiss Life Holding AG (Registered) *	3,621,321
268,504	Swiss Re AG	23,799,110
4,355	Swisscom AG (Registered)	2,122,055
38,379	Zurich Insurance Group AG *	8,129,093

	Total Switzerland	56,506,546

Shares	Description	Value ($)
	United Kingdom — 15.2%
51,320	3i Group Plc	310,780
765,732	AstraZeneca Plc	43,536,977
26,037	Bellway Plc	926,389
97,024	Berkeley Group Holdings Plc	4,369,281
29,607	Bovis Homes Group Plc	392,591
355,033	British American Tobacco Plc	19,315,302
734,285	BT Group Plc	4,944,792
95,649	Carillion Plc	364,606
3,490,955	Centrica Plc	10,038,642
270,977	Compass Group Plc	4,750,878
28,169	Crest Nicholson Holdings Plc	218,696
383,277	Direct Line Insurance Group Plc	2,064,151
91,348	DS Smith Plc	491,865
11,542	Galliford Try Plc	234,938
1,211,959	GlaxoSmithKline Plc	23,487,837
478,453	Henderson Group Plc	1,553,373
768,824	Home Retail Group Plc	1,881,238
177,691	HSBC Holdings Plc	1,129,997
35,089	IG Group Holdings Plc	369,903
87,379	Imperial Brands Plc	4,510,139
140,322	Inchcape Plc	1,434,182
109,570	Indivior Plc	255,728
36,079	Intermediate Capital Group Plc	288,736
716,130	J Sainsbury Plc	2,520,587
55,941	Jupiter Fund Management Plc	309,537
1,999,241	Kingfisher Plc	9,235,093
1,034,887	Legal & General Group Plc	3,255,053
315,223	Marks & Spencer Group Plc	1,853,788
83,886	Mondi Plc	1,496,636
1,225	National Grid Plc	16,361
183	Next Plc	17,146
336,437	Old Mutual Plc	791,865
46,498	Pearson Plc	552,314
214,744	Persimmon Plc *	6,489,866
37,436	Playtech Plc	439,037
214,889	Reckitt Benckiser Group Plc	19,574,191
31,835	Redrow Plc	191,546
745,633	Royal Mail Plc	4,696,632
525,758	Sage Group Plc (The)	4,338,379
1,987,344	Tesco Plc *	4,960,444
98,720	WH Smith Plc	2,472,280
1,144,507	WM Morrison Supermarkets Plc	3,151,513
819,619	WPP Plc	17,263,155

	Total United Kingdom	210,496,444

	TOTAL COMMON STOCKS (COST $1,503,246,770)	1,320,231,871

34	See accompanying notes to the financial statements.

GMO International Large/Mid Cap Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.7%

		Germany — 0.7%
	2,888	Jungheinrich AG	218,916
	156,908	Porsche Automobil Holding SE	7,096,400
	19,629	Volkswagen AG	2,282,598

		Total Germany	9,597,914

		TOTAL PREFERRED STOCKS (COST $16,560,907)	9,597,914

		MUTUAL FUNDS — 3.6%

		United States — 3.6%
		Affiliated Issuers
	2,019,264	GMO U.S. Treasury Fund	50,481,592

		TOTAL MUTUAL FUNDS (COST $50,481,592)	50,481,592

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
CAD	106,987	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 03/01/16	79,074
NZD	39	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.60%, due 03/01/16	26
EUR	41,400	DnB Nor Bank (Oslo) Time Deposit, (0.31)%, due 03/01/16	45,037
NOK	738,346	DnB Nor Bank (Oslo) Time Deposit, 0.13%, due 03/01/16	84,843

Par Value		Description	Value ($)
		Time Deposits — continued
AUD	291,143	National Australia Bank (Melbourne) Time Deposit, 1.23%, due 03/01/16	207,803
USD	3,245,834	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	3,245,834

		Total Time Deposits	3,662,617

		TOTAL SHORT-TERM INVESTMENTS (COST $3,662,617)	3,662,617

		TOTAL INVESTMENTS — 100.2% (Cost $1,573,951,886)	1,383,973,994
		Other Assets and Liabilities (net) — (0.2%)	(2,795,852)

		TOTAL NET ASSETS — 100.0%	$1,381,178,142

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
301	Mini MSCI EAFE	March 2016	$23,252,250	$49,665

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustee (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

See accompanying notes to the financial statements.	35

GMO International Small Companies Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO International Small Companies Fund returned -11.83% (net) for the fiscal year ended February 29, 2016, as compared with -5.45% for the MSCI EAFE Small Cap Index.

Country allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to Canada and emerging markets, which underperformed, were the largest detractors from relative performance. Underweights to Australia, Hong Kong, and Singapore, which all underperformed, had positive impacts on relative performance.

Both sector allocation and stock selection had negative impacts. An overweight position in Energy was the largest detractor to relative performance despite the positive impact from an underweight in Financials.

Top stock detractors included overweight positions in Canadian energy company Baytex Energy, French industrial Rexel, and U.K. energy company Tullow Oil. Top stock contributors included overweight positions in Denmark’s pharmaceutical H. Lundbeck, Finland’s telecom company Elisa Oyj, and German industrial Rheinmetall.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Small Companies Fund Class III Shares and the MSCI EAFE Small Cap + Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

*	The MSCI EAFE Small Cap + Index represents the S&P Developed ex-U.S. Small Cap Index prior to May 30, 2008 and the MSCI EAFE Small Cap Index thereafter.

MSCI data may not be reproduced or used for any other purpose.

MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.4%
Mutual Funds	1.3
Preferred Stocks	0.9
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	0.2

100.0%

Country Summary**	% of Investments
Japan	26.0%
United Kingdom	24.9
Germany	7.4
Italy	4.3
Sweden	4.1
France	3.6
Other Developed***	3.5
Other Emerging****	3.4
Finland	2.9
China	2.9
Canada	2.6
Netherlands	2.5
Taiwan	2.1
South Korea	1.8
Australia	1.8
Hong Kong	1.5
Spain	1.4
Belgium	1.3
Norway	1.0
Denmark	1.0

100.0%

Industry Group Summary	% of Equity Investments*****
Capital Goods	15.7%
Materials	11.4
Retailing	6.2
Technology Hardware & Equipment	5.9
Consumer Durables & Apparel	5.6
Transportation	5.0
Media	4.9
Energy	4.7
Software & Services	3.9
Automobiles & Components	3.8
Food & Staples Retailing	3.5
Consumer Services	3.2
Food, Beverage & Tobacco	3.1
Commercial & Professional Services	3.1
Utilities	2.9
Diversified Financials	2.9
Real Estate	2.7
Telecommunication Services	2.6
Health Care Equipment & Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.3
Insurance	2.2
Banks	0.9
Semiconductors & Semiconductor Equipment	0.7
Household & Personal Products	0.2

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

38

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 1.8%
97,495	Adelaide Brighton Ltd	343,561
85,292	AusNet Services	88,993
799,578	Beach Energy Ltd	299,441
23,025	BT Investment Management Ltd	149,664
68,139	Challenger Ltd	364,486
55,392	Dexus Property Group (REIT)	296,832
215,931	Downer EDI Ltd	511,307
350,838	Fairfax Media Ltd	192,200
54,372	GPT Group (The) (REIT)	190,407
119,343	Investa Office Fund (REIT)	337,158
146,838	Mirvac Group (REIT)	191,145
72,623	OZ Minerals Ltd	260,277
228,668	Primary Health Care Ltd	519,594
137,578	TABCORP Holdings Ltd	420,307
87,527	Vicinity Centres (REIT)	193,781

	Total Australia	4,359,153

	Austria — 0.5%
3,698	Flughafen Wien AG	322,488
1,761,602	Immofinanz AG (Entitlement Shares) * (a)	—
19,020	Oesterreichische Post AG	682,633
13,168	RHI AG	219,507

	Total Austria	1,224,628

	Belgium — 1.3%
25,224	AGFA-Gevaert NV *	92,973
47,397	bpost SA	1,176,178
4,767	Delhaize Group	482,066
3,593	Elia System Operator SA/NV	172,706
9,095	GIMV NV	438,852
14,322	Mobistar SA *	297,839
11,383	Umicore SA	513,549

	Total Belgium	3,174,163

	Brazil — 0.1%
103,600	Centrais Eletricas Brasileiras SA *	146,542

	Canada — 2.5%
79,400	Air Canada *	423,701
23,400	ARC Resources Ltd	310,444
111,200	Bankers Petroleum Ltd *	74,791
65,100	Baytex Energy Corp	148,676
59,400	BlackBerry Ltd *	463,610
110,700	Bonavista Energy Corp	192,273
69,500	Canadian Oil Sands Ltd	475,662
36,500	Celestica Inc *	375,791
700	Dorel Industries Inc – Class B	16,587
60,300	Enerplus Corp	174,705

Shares	Description	Value ($)

	Canada — continued
20,300	Freehold Royalties Ltd	160,390
5,600	Linamar Corp	244,612
156,100	Lundin Mining Corp *	433,803
48,800	MEG Energy Corp *	153,289
233,000	Pacific Exploration and Production Corp *	229,039
41,600	Parex Resources Inc *	300,393
175,100	Pengrowth Energy Corp	130,710
326,500	Penn West Petroleum Ltd	308,884
22,200	Peyto Exploration & Development Corp	456,798
58,400	Raging River Exploration Inc *	406,167
10,000	Toromont Industries Ltd	234,959
8,000	Transcontinental Inc – Class A	113,526
15,000	Vermilion Energy Inc	407,982

	Total Canada	6,236,792

	China — 2.8%
345,500	Agile Property Holdings Ltd	159,399
2,434,000	Bosideng International Holdings Ltd	190,971
1,230,000	China BlueChemical Ltd – Class H	268,926
998,000	China Communications Services Corp Ltd – Class H	397,680
647,000	China Lesso Group Holdings Ltd	367,416
144,000	China National Building Material Co Ltd – Class H	63,818
586,000	China Shanshui Cement Group Ltd * (a)	—
795,000	Dah Chong Hong Holdings Ltd	322,009
598,000	Digital China Holdings Ltd	690,771
40,000	Far East Horizon Ltd	29,535
2,446,000	GOME Electrical Appliances Holding Ltd	327,154
48,000	Haitian International Holdings Ltd	64,267
548,000	Harbin Power Equipment Co Ltd – Class H	184,441
1,000,000	Hengdeli Holdings Ltd	98,966
1,778,000	Huabao International Holdings Ltd *	615,109
444,500	Kingboard Chemical Holdings Ltd	649,144
642,500	Kingboard Laminates Holdings Ltd.	251,838
928,000	Real Nutriceutical Group Ltd *	78,732
104,000	Shanghai Industrial Holdings Ltd	225,375
116,000	Shenzhen Expressway Co Ltd – Class H	86,731
325,000	Shenzhen International Holdings Ltd	492,099
1,236,173	Shenzhen Investment Ltd	448,152
644,000	Sichuan Expressway Co Ltd – Class H	192,072
1,035,724	Skyworth Digital Holdings Ltd	584,865
76,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	60,346
64,000	Yuexiu Transport Infrastructure Ltd	39,075

	Total China	6,888,891

	Denmark — 0.9%
7,198	D/S Norden A/S *	101,004
9,183	FLSmidth & Co A/S	339,392

See accompanying notes to the financial statements.	39

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	Denmark — continued
24,223	H Lundbeck A/S *	907,561
7,777	ISS A/S	270,748
62,784	TDC A/S	266,381
4,814	William Demant Holding A/S *	418,163

	Total Denmark	2,303,249

	Finland — 2.8%
17,817	Amer Sports Oyj	496,143
9,536	Cargotec Oyj – Class B	295,792
40,352	Elisa Oyj	1,437,852
33,531	Kesko Oyj – Class B	1,310,355
14,507	Konecranes Oyj	318,456
18,697	Metso Oyj	412,897
13,555	Neste Oyj	424,352
11,948	Nokian Renkaat Oyj	391,636
19,353	Orion Oyj – Class B	653,876
27,341	Tieto Oyj	714,074
27,838	Valmet Oyj	289,007
36,736	YIT Oyj	201,168

	Total Finland	6,945,608

	France — 3.5%
3,698	Casino Guichard-Perrachon SA	166,491
111,328	CGG SA *	70,175
13,959	Eiffage SA	989,468
36,698	Etablissements Maurel et Prom *	103,438
1,011	Euler Hermes Group	83,712
53,687	Havas SA	391,882
9,107	Imerys SA	551,001
14,394	IPSOS	309,988
22,270	Lagardere SCA	642,169
34,393	M6 – Metropole Television	576,198
12,729	Neopost SA	270,772
17,106	Peugeot SA *	256,651
20,548	Rallye SA	334,214
63,145	Rexel SA	773,050
10,018	Seb SA	929,643
40,886	Societe Television Francaise 1	469,948
35,630	Solocal Group *	143,674
18,256	Suez Environnement Co	315,352
31,433	UbiSoft Entertainment SA *	899,328
19,428	Veolia Environnement SA	438,735

	Total France	8,715,889

	Germany — 7.0%
21,160	ADVA Optical Networking SE *	218,675
8,068	Aurubis AG	364,041
18,563	Axel Springer SE	938,112
8,081	Bechtle AG	688,645
18,609	Bilfinger SE	801,884

Shares	Description	Value ($)

	Germany — continued
662	Cewe Stiftung & Co KGAA	37,266
10,848	Deutsche EuroShop AG	457,252
12,755	Dialog Semiconductor Plc *	418,567
10,787	DMG Mori AG	444,057
10,000	ElringKlinger AG	233,373
6,342	Fraport AG Frankfurt Airport Services Worldwide	366,056
56,194	Freenet AG	1,669,499
3,783	Hannover Rueck SE	388,247
36,250	K+S AG (Registered)	757,737
17,508	KION Group AG *	869,979
27,968	Kloeckner & Co SE	237,403
8,950	LEG Immobilien AG *	731,514
11,593	Leoni AG	336,671
6,997	MTU Aero Engines Holding AG	636,237
11,406	Osram Licht AG	532,870
2,297	Pfeiffer Vacuum Technology AG	205,878
7,178	ProSiebenSat.1 Media SE (Registered)	366,889
17,192	Rheinmetall AG	1,221,049
22,729	Rhoen-Klinikum AG	671,383
13,147	Salzgitter AG	299,570
30,203	Software AG	1,064,770
28,567	Stada Arzneimittel AG	966,378
38,429	Suedzucker AG	577,317
11,641	Wincor Nixdorf AG *	590,383

	Total Germany	17,091,702

	Greece — 0.2%
42,370	Motor Oil (Hellas) Corinth Refineries SA	428,685

	Hong Kong — 1.5%
255,000	Champion (REIT)	123,250
61,600	Dah Sing Banking Group Ltd	102,407
30,800	Dah Sing Financial Holdings Ltd	162,259
85,000	Hysan Development Co Ltd	337,583
132,500	Kerry Properties Ltd	310,777
177,000	Luk Fook Holdings International Ltd.	350,665
268,000	Man Wah Holdings Ltd	316,704
41,000	Pacific Textiles Holdings Ltd	59,692
783,000	PCCW Ltd	495,244
352,000	Texwinca Holdings Ltd.	336,324
254,000	Value Partners Group Ltd.	213,097
732,000	Xinyi Glass Holdings Ltd	385,619
121,000	Yue Yuen Industrial Holdings	428,613

	Total Hong Kong	3,622,234

	Hungary — 0.2%
359,820	Magyar Telekom Telecommunications Plc *	538,210

40	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	India — 0.1%
239,186	Jindal Steel & Power Ltd *	185,797

	Indonesia — 0.1%
3,756,600	Adaro Energy Tbk PT	169,775
42,939,000	Bakrie & Brothers Tbk PT *	16,056

	Total Indonesia	185,831

	Ireland — 0.9%
66,798	C&C Group Plc	249,648
6,417	Paddy Power Plc	973,676
38,625	Smurfit Kappa Group Plc	890,888

	Total Ireland	2,114,212

	Israel — 0.4%
25,233	Bank Leumi Le-Israel BM *	84,179
218,871	Bezeq The Israeli Telecommunication Corp Ltd	490,680
330,925	Israel Discount Bank Ltd – Class A *	531,599

	Total Israel	1,106,458

	Italy — 4.2%
539,362	A2A SPA	616,987
29,529	Ansaldo STS SPA	320,404
23,990	Astaldi SPA	114,266
25,201	Autostrada Torino-Milano SPA	274,558
40,299	Banca Mediolanum SPA	284,955
31,172	Buzzi Unicem SPA	474,262
44,430	Cementir SPA	207,121
37,372	Danieli & Co SPA – RSP	550,945
7,834	De’Longhi SPA	184,292
2,519	DiaSorin SPA	132,950
32,034	Finmeccanica SPA *	329,663
328,743	Hera SPA	925,974
361,615	Iren SPA	572,404
65,873	Italcementi SPA-Di RISP	738,706
277,002	Mediaset SPA	983,886
21,501	Prysmian SPA	436,422
45,375	Recordati SPA	1,091,030
71,577	Salini Impregilo SPA	277,159
42,697	Societa Cattolica di Assicurazioni SCRL	277,903
57,453	Societa Iniziative Autostradali e Servizi SPA	521,763
4,469	Tod’s SPA	337,404
186,786	Unipol Gruppo Finanziario SPA	690,101

	Total Italy	10,343,155

	Japan — 25.5%
14,800	Alps Electric Co Ltd	242,876
20,900	Aoyama Trading Co Ltd	771,797
15,900	Adastria Co Ltd	412,301
6,600	Ain Holdings Inc	299,783
23,300	Alfresa Holdings Corp	421,520

Shares	Description	Value ($)

	Japan — continued
18,200	Alpen Co Ltd	287,447
60,300	Asatsu-DK Inc	1,567,278
17,000	Benesse Corp	517,156
27,100	BIC Camera Inc	222,758
40,100	Brother Industries Ltd	437,996
110,000	Calsonic Kansei Corp	807,405
3,600	Century Tokyo Leasing Corp	122,824
39,900	Chiba Kogyo Bank Ltd (The)	161,247
22,200	Coca-Cola West Co Ltd	496,745
10,900	Cocokara fine Inc	451,370
22,300	Daicel Corp	284,546
35,800	Daihatsu Motor Co Ltd	497,109
20,800	Daiichikosho Co Ltd	869,951
53,500	DCM Holdings Co Ltd	393,717
57,900	Dena Co Ltd	845,108
208,000	Denka Co Ltd	736,811
297,000	DIC Corp	638,931
13,200	Electric Power Development Co Ltd	407,508
10,300	FamilyMart Co Ltd	494,611
8,800	Foster Electric Co Ltd	166,640
14,400	Fuji Soft Inc	292,520
72,000	Fukuoka Financial Group Inc	228,169
96,800	Futaba Industrial Co Ltd	377,378
2,200	Fuyo General Lease Co Ltd	93,338
194,000	Godo Steel Ltd	324,337
18,100	Gree Inc	85,415
35,900	Gulliver International Co Ltd	363,008
190,000	Gunze Ltd	498,506
183,000	Hanwa Co Ltd	753,086
13,800	Heiwa Corp	284,596
10,700	Hitachi Capital Corp	229,571
27,400	Hitachi Chemical Co Ltd	445,902
20,700	Hitachi Construction Machinery Co Ltd	287,607
13,100	Horiba Ltd	429,288
25,700	Ibiden Co Ltd	312,049
335,000	Ishihara Sangyo Kaisha Ltd *	213,821
37,700	IT Holdings Corp	866,337
42,900	Itochu Enex Co Ltd	315,784
14,800	Itochu Techno-Solutions Corp	295,905
9,500	Jafco Co Ltd	261,698
66,700	Japan Display Inc *	134,094
17,300	Japan Petroleum Exploration Co Ltd	370,974
29,400	JSR Corp	412,136
19,400	K’s Holdings Corp	631,403
9,900	Kaken Pharmaceutical Co Ltd	657,200
48,000	Kaneka Corp	359,464
435,000	Kanematsu Corp	578,277
259,000	Kawasaki Kisen Kaisha Ltd	433,432
25,700	Keihin Corp	353,536
10,600	Kewpie Corp	237,340

See accompanying notes to the financial statements.	41

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	Japan — continued
246,000	Kobe Steel Ltd	189,229
58,900	Kohnan Shoji Co Ltd	799,374
11,400	Komeri Co Ltd	215,910
48,100	Konica Minolta Holdings Inc	403,287
41,300	Kuraray Co Ltd	451,595
21,100	Kurita Water Industries Ltd	459,756
28,800	Maruha Nichiro Corp	574,131
26,900	Medipal Holdings Corp	412,247
14,300	Miraca Holdings Inc	616,115
47,200	Misawa Homes Co Ltd	298,074
27,300	MISUMI Group Inc	364,162
129,000	Mitsubishi Materials Corp	363,136
203,000	Mitsubishi Steel Manufacturing Co Ltd	312,729
33,800	Mitsubishi UFJ Lease & Finance Co Ltd	145,789
109,000	Mitsui Chemicals Inc	356,145
317,000	Mitsui Engineering & Shipbuilding Co Ltd	418,243
166,000	Mitsui Mining & Smelting Co Ltd	255,998
153,000	Mitsui OSK Lines Ltd	285,858
147,000	Morinaga Milk Industry Co Ltd	691,404
28,000	Namura Shipbuilding Co Ltd	172,428
37,100	Nexon Co Ltd	557,276
45,400	NHK Spring Co Ltd	414,401
73,000	Nichias Corp	405,669
34,600	Nikon Corp	526,556
84,000	Nippon Electric Glass Co Ltd	399,502
68,000	Nippon Flour Mills Co Ltd	497,139
233,300	Nippon Light Metal Holdings Co Ltd	363,574
46,600	Nippon Paper Industries Co Ltd	787,216
55,000	Nippon Soda Co Ltd	247,329
32,000	Nippon Synthetic Chemical Industry Co Ltd	188,709
13,860	Nippon Steel & Sumitomo Metal Corp	239,186
178,000	Nippon Yusen KK	328,040
43,900	Nipro Corp	411,311
119,000	Nishi-Nippon City Bank Ltd (The)	215,024
22,600	Nissan Chemical Industries Ltd	509,683
33,400	Nissan Shatai Co Ltd	333,622
29,200	Nisshin Seifun Group Inc	477,182
17,300	NOK Corp	278,835
19,200	Nomura Real Estate Holdings Inc	343,663
107,000	OJI Holdings Corp.	404,308
19,600	Okinawa Electric Power Co (The)	482,344
261,000	Orient Corp *	459,875
5,100	Pola Orbis Holdings Inc	374,924
76,000	Press Kogyo Co Ltd	260,451
49,000	Rengo Co Ltd	239,376
21,500	Rohto Pharmaceutical Co Ltd	390,420
3,800	Round One Corp	24,326
175,000	Ryobi Ltd	617,003
11,400	Sankyo Co Ltd	418,564
66,000	Sankyu Inc	310,434

Shares	Description	Value ($)

	Japan — continued
32,900	SBI Holdings Inc	300,047
42,400	Sega Sammy Holdings Inc	448,376
3,900	Shimamura Co Ltd	431,453
31,000	ShinMaywa Industries Ltd	219,577
31,100	Showa Corp	251,697
481,000	Showa Denko KK	477,592
49,700	Showa Shell Sekiyu KK	388,572
47,400	Sodick Co Ltd	308,047
879,100	Sojitz Corp	1,691,489
62,400	Sumitomo Forestry Co Ltd	696,607
99,000	Sumitomo Heavy Industries Ltd	408,314
116,000	Sumitomo Osaka Cement Co Ltd	423,782
34,300	Sumitomo Rubber Industries Ltd	490,217
14,100	Sundrug Co Ltd	931,835
13,900	Suzuken Co Ltd	451,707
42,400	T-Gaia Corp	490,395
51,000	Takashimaya Co Ltd	408,081
30,200	Toho Holdings Co Ltd	626,198
25,200	Tokai Rika Co Ltd	496,325
187,000	Tokuyama Corp *	261,624
130,000	Toppan Printing Co Ltd	1,097,807
147,000	Topy Industries Ltd	283,761
54,000	Toshiba TEC Corp	168,912
270,000	Tosoh Corp	1,026,327
4,100	Towa Pharmaceutical Co Ltd	195,314
32,000	Toyo Tire & Rubber Co Ltd	485,302
19,500	Toyoda Gosei Co Ltd	372,716
10,000	Toyo Suisan Kaisha Ltd	358,272
31,000	TS Tech Co Ltd	688,722
28,500	Tsumura & Co	722,721
10,700	Tsuruha Holdings Inc	904,904
433,000	Ube Industries Ltd	732,615
13,600	Unipres Corp	246,286
99,600	UNY Co Ltd	645,047
8,800	Valor Holdings Co Ltd	190,241
15,500	Xebio Co Ltd	245,857
101,500	Yamada Denki Co Ltd	498,509
12,000	Yamaguchi Financial Group Inc	112,970
26,800	Yokohama Rubber Co Ltd (The)	427,325
34,000	Zeon Corp	216,332

	Total Japan	62,795,033

	Mexico — 0.0%
70,500	OHL Mexico SAB de CV *	82,243

	Netherlands — 2.4%
36,084	Aalberts Industries NV	1,117,868
23,256	Arcadis NV	334,873
20,324	ASM International NV	856,000
17,412	Boskalis Westminster	633,443

42	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	Netherlands — continued
81,425	Delta Lloyd NV	507,823
286,872	PostNL NV *	1,113,768
55,871	TNT Express NV	477,808
43,206	TomTom NV *	387,665
13,312	Wolters Kluwer NV	501,567

	Total Netherlands	5,930,815

	Norway — 1.0%
9,309	Bakkafrost P/F	332,598
17,246	BW LPG Ltd	111,941
22,990	Det Norske Oljeselskap ASA *	160,856
54,803	Petroleum Geo-Services ASA	124,325
159,337	Storebrand ASA *	625,867
94,326	Subsea 7 SA *	596,763
31,954	TGS Nopec Geophysical Co ASA	467,366

	Total Norway	2,419,716

	Poland — 0.5%
33,424	Asseco Poland SA	477,483
22,218	Enea SA	61,364
30,419	Grupa Lotos SA *	193,573
634,222	Tauron Polska Energia SA	401,333

	Total Poland	1,133,753

	Portugal — 0.5%
94,307	CTT-Correios de Portugal SA	722,889
77,861	Portucel SA	260,474
287,038	Sonae SGPS SA	296,225

	Total Portugal	1,279,588

	Russia — 0.3%
40,867	Severstal PAO GDR (Registered Shares)	332,761
14,729	Tatneft PAO Sponsored ADR	376,494

	Total Russia	709,255

	Singapore — 0.6%
188,200	Ascendas Real Estate Investment Trust	323,805
138,300	CapitaLand Commercial Trust Ltd (REIT)	140,603
158,600	CapitaLand Mall Trust (REIT)	246,822
193,300	Mapletree Greater China Commercial Trust (REIT)	125,038
148,600	Mapletree Industrial Trust (REIT)	163,230
223,900	Mapletree Logistics Trust (REIT)	155,172
75,500	Suntec Real Estate Investment Trust	89,609
39,600	UOL Group Ltd	159,362
186,700	Yangzijiang Shipbuilding Holdings Ltd	120,076

	Total Singapore	1,523,717

	South Africa — 0.9%
6,266	AVI Ltd	30,269

Shares	Description	Value ($)

	South Africa — continued
54,086	Barloworld Ltd	221,747
36,561	Clicks Group Ltd	213,467
172,371	Gold Fields Ltd	718,935
4,627	Hyprop Investments Ltd (REIT)	30,254
11,719	Imperial Holdings Ltd	88,614
90,551	Lewis Group Ltd	267,398
4,540	Liberty Holdings Ltd	35,163
21,915	MMI Holdings Ltd	32,172
90,143	SA Corporate Real Estate Fund Nominees Pty Ltd	25,945
17,927	Sibanye Gold Ltd	64,897
98,638	Telkom SA SOC Ltd	334,635
27,558	Truworths International Ltd	148,790

	Total South Africa	2,212,286

	South Korea — 1.8%
9,756	BNK Financial Group Inc	67,924
6,258	Daelim Industrial Co Ltd	406,585
517	Dongbu Insurance Co Ltd	28,200
11,937	Hanwha Corp	327,064
1,683	Hyundai Department Store Co Ltd	184,121
11,994	Kolon Industries Inc	652,201
16,915	Korean Reinsurance Co	178,109
14,136	LF Corp	286,048
21,524	LG International Corp	578,043
7,833	LS Corp	265,086
9,459	Meritz Fire & Marine Insurance Co Ltd	120,270
3,264	SeAH Steel Corp	152,427
1,955	Shinsegae Co Ltd	335,753
3,512	SK Gas Co Ltd	204,992
43,572	SK Networks Co Ltd	210,188
35,620	Sungwoo Hitech Co Ltd	247,925
215	Taekwang Industrial Co Ltd	176,492
6,680	Tongyang Life Insurance Co Ltd	55,988

	Total South Korea	4,477,416

	Spain — 1.4%
9,675	Acciona SA	735,353
12,695	ACS Actividades de Construccion y Servicios SA	328,173
6,150	Corp Financiera Alba SA	216,616
53,597	Distribuidora Internacional de Alimentacion SA	268,627
30,062	Ebro Foods SA	613,494
14,954	Enagas SA	419,758
33,596	Indra Sistemas SA *	306,012
50,556	Mediaset Espana Comunicacion SA	543,711

	Total Spain	3,431,744

	Sweden — 4.1%
48,982	ASecuritas AB – B Shares	732,202

See accompanying notes to the financial statements.	43

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	Sweden — continued
26,911	Axfood AB	450,640
42,523	Betsson AB *	610,118
14,092	Fabege AB	217,962
21,047	Fastighets AB Balder – B Shares *	485,542
38,389	Getinge AB – Class B	849,901
23,215	Holmen AB – Class B	679,330
78,449	Husqvarna AB – B Shares	497,041
18,502	Intrum Justitia AB	565,157
22,970	JM AB	544,953
19,810	Modern Times Group AB – Class B	534,726
33,110	NCC AB – Class B	1,114,001
68,317	Peab AB	596,159
26,333	SAAB AB – Class B	841,823
52,838	Tele2 AB – B Shares	436,345
52,966	Trelleborg AB – B Shares	878,677

	Total Sweden	10,034,577

	Switzerland — 0.4%
422	Fischer (George) AG (Registered)	286,899
15,699	GAM Holding AG *	224,309
632	Helvetia Holding AG (Registered)	333,905
309	Sulzer AG (Registered)	29,116

	Total Switzerland	874,229

	Taiwan — 2.0%
1,128,612	Acer Inc *	399,796
365,250	Coretronic Corp	357,128
159,000	Innolux Corp	45,878
252,558	Kenda Rubber Industrial Co Ltd	368,052
511,595	Lite-On Technology Corp	586,433
350,000	Micro-Star International Co Ltd	466,035
191,000	Powertech Technology Inc	412,768
430,000	ProMOS Technologies Inc * (a) (b)	—
471,000	Shin Kong Financial Holding Co Ltd	88,525
128,000	Simplo Technology Co Ltd	409,046
293,000	Synnex Technology International Corp	297,130
230,000	Tripod Technology Corp	405,631
392,000	Unimicron Technology Corp	197,762
827,097	Wistron Corp	489,384
423,000	WPG Holdings Co Ltd	429,807

	Total Taiwan	4,953,375

	Thailand — 0.1%
481,400	Banpu Pcl (Foreign Registered)	247,000

	Turkey — 0.4%
739,512	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS – Class D	270,958
244,876	Tekfen Holding AS	349,988

Shares	Description	Value ($)

	Turkey — continued
303,603	Turkiye Sise ve Cam Fabrikalari AS	345,446

	Total Turkey	966,392

	Ukraine — 0.0%
2,622	Kernel Holding SA	32,969

	United Kingdom — 24.5%
33,776	3i Group Plc	204,538
15,732	Admiral Group Plc	377,773
12,182	Aggreko Plc	149,094
26,555	Amec Foster Wheeler Plc	139,885
83,214	Ashmore Group Plc	266,700
35,733	Atkins WS Plc	633,289
7,138	AVEVA Group Plc	150,352
375,965	Balfour Beatty Plc *	1,309,000
93,133	BBA Aviation Plc	250,171
135,971	Beazley Plc	677,197
38,159	Bellway Plc	1,357,687
46,816	Berkeley Group Holdings Plc	2,108,265
25,247	Bodycote Plc	199,945
38,549	Bovis Homes Group Plc	511,163
45,990	Britvic Plc	441,892
21,063	Cable & Wireless Communications Plc	22,075
314,019	Cairn Energy Plc *	710,868
242,312	Carillion Plc	923,674
494,807	Centamin Plc	637,729
15,900	Close Brothers Group Plc	291,893
295,001	Cobham Plc	1,054,690
77,374	Crest Nicholson Holdings Plc	600,708
16,109	Croda International Plc	662,704
92,794	Dairy Crest Group Plc	754,075
50,423	Davis Service Group (Ordinary)	809,024
882,337	Debenhams Plc	976,987
20,416	DCC Plc	1,595,531
60,638	Direct Line Insurance Group Plc	326,568
99,242	Drax Group Plc	320,076
272,608	DS Smith Plc	1,467,863
250,588	Electrocomponents Plc	823,313
511,428	EnQuest Plc *	99,131
419,196	Enterprise Inns Plc *	507,141
1,450	Essentra Plc	16,753
215,859	Evraz Plc *	204,774
561,692	Firstgroup Plc *	718,566
23,395	Galliford Try Plc	476,206
18,117	Go–Ahead Group Plc	652,265
71,036	Greene King Plc	892,388
49,744	Greggs Plc	712,569
129,061	Halfords Group Plc	712,800
100,997	Halma Plc	1,242,125
94,623	Henderson Group Plc	307,209

44	See accompanying notes to the financial statements.

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)

	United Kingdom — continued
643,602	Home Retail Group Plc	1,574,832
45,037	HomeServe Plc	253,344
32,354	IG Group Holdings Plc	341,071
32,009	IMI Plc	376,891
180,402	Inchcape Plc	1,843,826
186,450	Informa Plc	1,775,776
1,665	Inmarsat Plc	22,578
75,134	Intermediate Capital Group Plc	601,288
66,935	Interserve Plc	404,458
34,605	John Wood Group Plc	299,183
79,890	Jupiter Fund Management Plc	442,053
93,955	KAZ Minerals Plc *	196,685
27,866	Keller Group Plc	321,177
14,636	Kier Group Plc	269,471
564,595	Ladbrokes Plc	1,073,442
34,364	Lancashire Holdings Ltd	281,782
144,102	Man Group Plc	307,286
378,583	Marston’s Plc	832,620
53,914	Meggitt Plc	311,893
14,152	Melrose Industries Plc	64,452
52,531	Micro Focus International Plc	1,073,566
206,027	Mitie Group Plc	797,511
256,089	National Express Group Plc	1,166,808
205,171	Ophir Energy Plc *	220,258
55,954	Paragon Group of Cos Plc (The)	244,377
25,377	Petrofac Ltd	317,567
87,119	Playtech Plc	1,021,702
130,910	Premier Farnell Plc	213,652
548,257	Premier Foods Plc *	230,208
241,843	Premier Oil Plc *	132,730
8,161	Provident Financial Plc	367,234
106,284	Qinetiq Group Plc	342,786
158,343	Rexam Plc	1,340,744
263,843	Rotork Plc	583,175
38,286	RPS Group Plc	92,060
48,656	RSA Insurance Group Plc	293,732
50,877	Segro Plc (REIT)	293,086
123,383	Senior Plc	354,633
463,825	Serco Group Plc *	600,240
136,416	SIG Plc	263,223
55,511	Spectris Plc	1,386,761
19,163	Spirax-Sarco Engineering Plc	835,156
118,761	Stagecoach Group Plc	446,624
126,848	Tate & Lyle Plc	1,030,721
201,969	Thomas Cook Group Plc *	291,753
53,120	Tullett Prebon Plc	256,052
153,409	Tullow Oil Plc *	357,273
130,927	UBM Plc	1,069,836
47,026	UDG Healthcare Plc	365,165
21,256	Ultra Electronics Holdings Plc	528,686

Shares / Par Value		Description	Value ($)

		United Kingdom — continued
	105,394	Vesuvius Plc	437,703
	27,088	Victrex Plc	580,709
	26,224	Weir Group Plc (The)	346,882
	62,655	WH Smith Plc	1,569,092
	273,611	William Hill Plc	1,556,120
	80,384	WM Morrison Supermarkets Plc	221,345

		Total United Kingdom	60,119,934

		United States — 0.2%
	16,869	ARRIS International Plc *	403,000

		TOTAL COMMON STOCKS (COST $268,535,731)	239,238,241

		PREFERRED STOCKS — 0.9%

		Brazil — 0.6%
	130,300	Banco do Estado do Rio Grande do Sul SA – Class B	181,714
	224,400	Bradespar SA	225,207
	109,100	Centrais Eletricas Brasileiras SA – Class B	265,445
	110,800	Companhia Energetica de Sao Paulo – Class B	375,261
	43,400	Companhia Paranaense de Energia – Class B	249,989
	327,000	Metalurgica Gerdau SA	98,534

		Total Brazil	1,396,150

		Germany — 0.3%
	4,384	Draegerwerk AG & Co	292,641
	7,971	Jungheinrich AG	604,217

		Total Germany	896,858

		TOTAL PREFERRED STOCKS (COST $3,406,416)	2,293,008

		RIGHTS/WARRANTS — 0.0%

		Malaysia — 0.0%
	11,833	Coastal Contracts Warrants Expires *	169

		TOTAL RIGHTS/WARRANTS (COST $0)	169

		MUTUAL FUNDS — 1.3%

		United States — 1.3%
		Affiliated Issuers
	133,047	GMO U.S. Treasury Fund	3,326,167

		TOTAL MUTUAL FUNDS (COST $3,325,636)	3,326,167

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
EUR	8,019	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	8,723

See accompanying notes to the financial statements.	45

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)

		Time Deposits — continued
GBP	2,734	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 03/01/16	3,806
SGD	15,345	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 03/01/16	10,914
AUD	33,014	National Australia Bank (Grand Cayman) Time Deposit, 1.23%, due 03/01/16	23,564
USD	442,086	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	442,086

		Total Time Deposits	489,093

		TOTAL SHORT-TERM INVESTMENTS (COST $489,093)	489,093

		TOTAL INVESTMENTS — 99.8% (Cost $275,756,876)	245,346,678
		Other Assets and Liabilities (net) — 0.2%	387,370

		TOTAL NET ASSETS — 100.0%	$245,734,048

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	Bankrupt issuer.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

46	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio was the responsibility of the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC until October 1, 2015, at which point the Focused Equity Team began managing the Fund.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes. Please note that there are significant differences between the Fund’s portfolio holdings and those companies held in the S&P 500 Index.

Class III shares of GMO Quality Fund returned -2.89% (net) for the fiscal year ended February 29, 2016, as compared with -6.19% for the S&P 500 Index.

Stock selection had a negative impact on returns relative to the S&P 500 Index. Stock selections in Consumer Staples and Information Technology were among the detractors, while selections in Health Care had a positive impact. Overweight positions in Qualcomm and Samsung Electronics, as well as not owning Amazon and Facebook detracted from relative returns. Overweight positions in Google, Microsoft, Philip Morris, and Johnson & Johnson added to relative returns.

Sector selection added to returns relative to the S&P 500 Index. Sector weightings adding to relative performance included an underweight in Energy and overweight positions in Consumer Staples. Not owning Utilities and being underweight Consumer Discretionary had a negative impact on relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

48

GMO Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Quality Fund Class III Shares and the S&P 500 Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

49

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	97.9%
Mutual Funds	1.6
Short-Term Investments	0.1
Other	0.4

100.0%

Country Summary**	% of Investments
United States	85.3%
United Kingdom	7.8
Switzerland	2.8
Netherlands	2.1
Japan	1.2
Other Developed***	0.8

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Developed” is compromised of developed countries that each represents less than 1.0% of Investments.

Industry Group Summary	% of Equity Investments****
Software & Services	20.2%
Food, Beverage & Tobacco	14.1
Household & Personal Products	13.1
Health Care Equipment & Services	11.6
Technology Hardware & Equipment	9.0
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Capital Goods	6.8
Food & Staples Retailing	4.7
Semiconductors & Semiconductor Equipment	3.1
Diversified Financials	2.7
Consumer Durables & Apparel	2.2
Consumer Services	2.1
Telecommunication Services	1.2
Materials	0.9
Retailing	0.7

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

50

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 97.9%

	Capital Goods — 6.6%
1,243,989	3M Co.	195,144,554
123,500	Dover Corp.	7,506,330
1,418,231	Emerson Electric Co.	69,252,220
424,600	Honeywell International, Inc.	43,033,210
835,602	Illinois Tool Works, Inc.	78,755,489
255,971	Rockwell Automation, Inc.	26,644,021
422,100	United Technologies Corp.	40,783,302
99,400	WW Grainger, Inc.	21,559,860

	Total Capital Goods	482,678,986

	Consumer Durables & Apparel — 2.1%
286,569	Burberry Group Plc	5,232,362
177,561	LVMH Moet Hennessy Louis Vuitton SE	29,499,518
1,019,482	NIKE Inc – Class B	62,789,896
39,375	Swatch Group AG (The)	13,634,878
666,500	VF Corp.	43,395,815

	Total Consumer Durables & Apparel	154,552,469

	Consumer Services — 2.1%
3,764,289	Compass Group Plc	65,997,040
724,600	McDonald’s Corp.	84,915,874

	Total Consumer Services	150,912,914

	Diversified Financials — 2.6%
3,387,000	American Express Co.	188,249,460

	Food & Staples Retailing — 4.6%
400,700	Costco Wholesale Corp.	60,117,021
633,000	CVS Health Corp.	61,508,610
347,100	Sysco Corp.	15,317,523
2,968,600	Wal-Mart Stores, Inc.	196,936,924

	Total Food & Staples Retailing	333,880,078

	Food, Beverage & Tobacco — 13.8%
3,366,694	British American Tobacco Plc	183,162,379
6,395,500	Coca-Cola Co. (The)	275,837,915
2,152,320	Nestle SA (Registered)	150,513,772
937,311	PepsiCo, Inc.	91,687,762
2,971,817	Philip Morris International, Inc.	270,524,502
682,000	Reynolds American, Inc.	34,393,260

	Total Food, Beverage & Tobacco	1,006,119,590

	Health Care Equipment & Services — 11.4%
2,312,805	Abbott Laboratories	89,598,066
198,300	Anthem, Inc.	25,915,827
403,900	Becton, Dickinson and Co.	59,555,055
1,160,239	Express Scripts Holding Co. *	81,657,621
344,600	Humana, Inc.	60,983,862
50,700	Intuitive Surgical, Inc. *	28,547,142

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
2,269,756	Medtronic Plc	175,656,417
740,500	Stryker Corp.	73,961,140
521,000	St Jude Medical, Inc.	27,972,490
1,441,933	UnitedHealth Group, Inc.	171,734,220
308,667	Zimmer Biomet Holdings, Inc.	29,882,052

	Total Health Care Equipment & Services	825,463,892

	Household & Personal Products — 12.8%
268,253	Church & Dwight Co., Inc.	24,346,642
1,463,299	Colgate-Palmolive Co.	96,050,947
4,609,601	Procter & Gamble Co. (The)	370,104,864
1,542,311	Reckitt Benckiser Group Plc	140,488,684
3,419,154	Unilever NV CVA	149,069,195
3,462,887	Unilever Plc	147,943,329

	Total Household & Personal Products	928,003,661

	Materials — 0.9%
228,696	Johnson Matthey Plc	8,075,465
643,580	Monsanto Co.	57,915,764

	Total Materials	65,991,229

	Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
88,900	Amgen, Inc.	12,648,692
547,400	Eli Lilly & Co.	39,412,800
3,936,443	Johnson & Johnson	414,153,168
437,706	Novartis AG (Registered)	31,177,108
1,546,800	Pfizer, Inc.	45,893,556

	Total Pharmaceuticals, Biotechnology & Life Sciences	543,285,324

	Retailing — 0.7%
232,000	Genuine Parts Co.	20,914,800
416,778	TJX Cos, Inc. (The)	30,883,250

	Total Retailing	51,798,050

	Semiconductors & Semiconductor Equipment — 3.0%
614,765	Analog Devices, Inc.	32,576,398
3,719,089	QUALCOMM Inc	188,892,530

	Total Semiconductors & Semiconductor Equipment	221,468,928

	Software & Services — 19.8%
1,081,004	Accenture, Plc – Class A	108,381,461
354,364	Alphabet, Inc. – Class A *	254,156,948
172,087	Alphabet, Inc. – Class C *	120,077,146
999,400	Cognizant Technology Solutions Corp. – Class A *	56,945,812
391,900	Intuit, Inc.	37,873,216
348,300	MasterCard, Inc. – Class A	30,274,236

See accompanying notes to the financial statements.	51

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Software & Services — continued
7,751,850	Microsoft Corp.	394,414,128
9,129,057	Oracle Corp.	335,766,716
538,500	Paychex, Inc.	27,673,515
834,684	Sage Group Plc (The)	6,887,535
361,120	SAP SE	27,229,642
1,544,500	Teradata Corp. *	38,535,275

	Total Software & Services	1,438,215,630

	Technology Hardware & Equipment — 8.8%
415,700	Amphenol Corp. – Class A	22,061,199
2,489,289	Apple, Inc.	240,689,353
11,234,198	Cisco Systems, Inc.	294,111,304
3,094,900	EMC Corp.	80,869,737

	Total Technology Hardware & Equipment	637,731,593

	Telecommunication Services — 1.2%
3,774,099	NTT DOCOMO, Inc.	87,848,517

	TOTAL COMMON STOCKS (COST $6,628,228,525)	7,116,200,321

	MUTUAL FUNDS — 1.6%

	Affiliated Issuers — 1.6%
4,712,975	GMO U.S. Treasury Fund	117,824,375

	TOTAL MUTUAL FUNDS (COST $117,824,375)	117,824,375

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
5,970,304	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (a)	5,970,304

	TOTAL SHORT-TERM INVESTMENTS (COST $5,970,304)	5,970,304

	TOTAL INVESTMENTS — 99.6% (Cost $6,752,023,204)	7,239,995,000
	Other Assets and Liabilities (net) — 0.4%	31,800,326

	TOTAL NET ASSETS — 100.0%	$7,271,795,326

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

52	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resources Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio was the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC until October 1, 2015, at which point the Focused Equity Team began managing the Fund.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Resources Fund returned -25.76% (net) for the period ended February 29, 2016, as compared with -28.15% for the MSCI ACWI Commodity Producers Index.

Country allocation had a positive impact on performance relative to the benchmark. The Fund’s overweight in emerging markets and the United Kingdom were among the top contributors to relative returns and more than offset the negative impact from an underweight in the U.S. and an overweight in Spain.

Sector allocation was positive for the period. Positive contributions from the Fund’s overweight position in Industrials and underweight position in Materials more than offset the negative impact from an underweight position in Energy and an overweight position in Utilities.

Stock selection also added to relative returns. Contributors include underweights to U.K metals & mining company Glencore and U.S. energy company ConocoPhillips and an overweight position to Russian agriculture company Ros Agro. Detractors from relative performance included underweights to U.S. energy companies Exxon and Chevron.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

54

GMO Resources Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Resources Fund Class III Shares and the MSCI ACWI Commodity Producers

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .30% on the purchase and .30% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

55

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.0%
Preferred Stocks	7.3
Mutual Funds	1.1
Short-Term Investments	0.3
Other	0.3

100.0%

Country Summary**	% of Equity Investments
United Kingdom	25.8%
Russia	16.4
United States	12.5
Norway	8.5
Other Emerging***	5.0
Chile	4.2
Canada	3.4
Other Developed****	3.3
France	2.9
Japan	2.6
Poland	2.4
Argentina	2.0
Spain	2.0
Singapore	1.9
Germany	1.6
Thailand	1.6
Brazil	1.5
Italy	1.3
Czech Republic	1.1

100.0%

Industry Group Summary	% of Equity Investments*****
Energy	43.3%
Materials	40.3
Food, Beverage & Tobacco	11.5
Utilities	3.8
Capital Goods	1.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

*****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

56

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 91.0%

	Argentina — 2.0%
282,100	Adecoagro SA *	3,678,584

	Australia — 0.9%
773,615	Beach Energy Ltd	289,718
188,499	Incitec Pivot Ltd	390,134
50,896	Nufarm Ltd	247,782
68,347	Sandfire Resources NL	276,395
2,135	Woodside Petroleum Ltd	38,365
120,845	WorleyParsons Ltd	359,462

	Total Australia	1,601,856

	Austria — 0.9%
64,549	OMV AG	1,693,856

	Brazil — 0.9%
41,100	Cosan SA Industria e Comercio	273,792
34,700	Sao Martinho SA	421,441
108,200	SLC Agricola SA	495,793
139,200	Vale SA	409,396

	Total Brazil	1,600,422

	Canada — 3.3%
9,651	Agrium Inc	831,070
43,300	Ensign Energy Services Inc	160,335
574,034	First Quantum Minerals Ltd	2,091,639
188,300	Pacific Exploration and Production Corp *	185,099
475,098	Teck Resources Ltd – Class B	2,749,458
64,807	TransGlobe Energy Corp	93,403

	Total Canada	6,111,004

	Chile — 0.0%
16,724	Empresa Nacional de Electricidad SA	22,079

	China — 0.8%
914,000	Asian Citrus Holdings Ltd *	69,279
4,140,000	Century Sunshine Group Holdings Ltd	223,902
1,080,000	China Oilfield Services Ltd – Class H	789,216
4,036,000	Honghua Group Ltd *	209,630
328,000	MIE Holdings Corp *	36,188
1,096,000	MMG Ltd *	222,432

	Total China	1,550,647

	Colombia — 0.2%
960,120	Ecopetrol SA	332,595

	Czech Republic — 1.1%
132,014	CEZ AS	1,945,586

Shares	Description	Value ($)
	France — 2.9%
129,013	Electricite de France SA	1,359,201
6,049	Technip SA	299,690
82,451	TOTAL SA	3,695,491

	Total France	5,354,382

	Germany — 1.5%
8,045	Aurubis AG	363,004
117,723	K+S AG (Registered)	2,460,774

	Total Germany	2,823,778

	Greece — 0.1%
42,412	Mytilineos Holdings SA *	152,684

	Hungary — 0.6%
21,977	MOL Hungarian Oil & Gas Plc	1,070,512

	India — 0.8%
217,498	Cairn India Ltd	371,334
216,776	Oil & Natural Gas Corp Ltd	611,151
68,220	Oil India Ltd	307,987
28,453	UPL Ltd	159,181

	Total India	1,449,653

	Indonesia — 0.1%
182,800	Astra Agro Lestari Tbk PT	202,787
29,250,000	Energi Mega Persada Tbk PT *	54,678

	Total Indonesia	257,465

	Israel — 0.9%
412,630	Israel Chemicals Ltd	1,587,017

	Italy — 1.3%
301,425	CNH Industrial NV	2,001,090
25,420	ENI SPA	355,504
52,740	Saipem SPA *	21,675
1,973	Tenaris SA	21,410

	Total Italy	2,399,679

	Japan — 2.5%
27,100	Asahi Holdings Inc	352,545
64,500	Inpex Corp	465,005
22,900	Japan Petroleum Exploration Co Ltd	491,058
550,000	Mitsubishi Materials Corp	1,548,253
373,000	Mitsui Mining & Smelting Co Ltd	575,225
11,000	Nittetsu Mining Co Ltd	40,911
115,000	Sumitomo Metal Mining Co Ltd	1,235,903

	Total Japan	4,708,900

	Kazakhstan — 0.0%
9,788	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	68,312

See accompanying notes to the financial statements.	57

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Malaysia — 0.0%
7,900	Sime Darby Berhad	14,048

	Netherlands — 0.3%
34,070	Fugro NV CVA *	586,991

	Norway — 8.4%
210,641	Austevoll Seafood ASA	1,439,509
31,619	Bakkafrost P/F	1,129,702
721,212	BW Offshore Ltd	101,292
80,605	Fred Olsen Energy ASA *	247,192
28,532	Leroy Seafood Group ASA	1,198,678
52,901	Ocean Yield ASA	285,963
177,888	Petroleum Geo-Services ASA	403,554
181,469	Prosafe SE	224,972
155,224	Salmar ASA	3,201,240
206,603	Statoil ASA	3,007,570
64,637	TGS Nopec Geophysical Co ASA	945,395
86,296	Yara International ASA	3,344,132

	Total Norway	15,529,199

	Poland — 2.3%
236,925	KGHM Polska Miedz SA	4,018,407
238,250	Polskie Gornictwo Naftowe i Gazownictwo SA	296,779

	Total Poland	4,315,186

	Russia — 13.5%
24,147	Bashneft PAO	844,300
1,317,730	Gazprom Neft PAO	2,607,123
1,104,788	Gazprom PAO Sponsored ADR	4,045,496
189,562	Lukoil PJSC Sponsored ADR	6,695,393
11,096	Novatek OAO Sponsored GDR (Registered)	955,066
67,078	PhosAgro OAO GDR (Registered)	851,820
251,214	Ros Agro Plc GDR (Registered)	4,317,608
497,582	Rosneft OJSC GDR (Registered)	1,857,828
1,809,109	Surgutneftegas OJSC – Class S *	948,205
65,358	Tatneft PAO Sponsored ADR	1,670,642
68,187	TMK OAO GDR (Registered)	182,334

	Total Russia	24,975,815

	Singapore — 1.9%
582,600	Ezion Holdings Ltd	206,257
3,184,900	Ezra Holdings Ltd *	144,311
519,200	First Resources Ltd	703,245
8,216,400	Golden Agri-Resources Ltd	2,162,035
665,500	Indofood Agri Resources Ltd	208,209

	Total Singapore	3,424,057

	South Africa — 0.7%
127,247	Illovo Sugar Ltd	164,591

Shares	Description	Value ($)
	South Africa — continued
29,436	Sasol Ltd	792,133
47,929	Tongaat Hulett Ltd	279,400

	Total South Africa	1,236,124

	South Korea — 0.2%
19,427	Poongsan Corp	438,751
508	Poongsan Holdings Corp	16,298

	Total South Korea	455,049

	Spain — 1.9%
124,136	Endesa SA	2,237,440
201,906	Iberdrola SA	1,300,720
4,483	Repsol SA	46,130

	Total Spain	3,584,290

	Sweden — 0.3%
13,762	Boliden AB	206,115
1,715	Sandvik AB	15,589
51,180	Tethys Oil AB	335,311

	Total Sweden	557,015

	Thailand — 1.6%
544,164	PTT Exploration & Production Pcl (Foreign Registered)	1,027,742
260,294	PTT Pcl (Foreign Registered)	1,890,554

	Total Thailand	2,918,296

	Turkey — 0.6%
358,516	Gubre Fabrikalari TAS	658,470
665,011	Koza Anadolu Metal Madencilik Isletmeleri AS *	244,106
153,771	Park Elektrik Madencilik Tekstil Sanayi ve Ticaret AS	122,043

	Total Turkey	1,024,619

	Ukraine — 0.7%
96,999	Kernel Holding SA	1,219,652

	United Arab Emirates — 0.1%
1,444,103	Dana Gas PJSC *	199,926

	United Kingdom — 25.4%
1,307	Amec Foster Wheeler Plc	6,885
1,022,156	Anglo American Plc	6,782,401
759,180	BHP Billiton Plc	7,636,215
1,192,257	BP Plc	5,786,255
820,596	EnQuest Plc *	159,058
91,036	Gem Diamonds Ltd	144,813
2,865,934	Glencore Plc *	5,261,126
23,541	John Wood Group Plc	203,527

58	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United Kingdom — continued
73,417	Petrofac Ltd	918,737
377,660	Premier Oil Plc *	207,271
457,556	Rio Tinto Plc	12,035,026
227,459	Royal Dutch Shell Plc A Shares (London)	5,181,572
113,653	Royal Dutch Shell Plc B Shares (London)	2,580,555

	Total United Kingdom	46,903,441

	United States — 12.3%
18,000	Apache Corp.	689,040
249,212	Baker Hughes, Inc.	10,683,718
83,500	Chesapeake Energy Corp.	217,935
17,367	Chevron Corp.	1,449,102
15,500	ConocoPhillips	524,365
129,300	Denbury Resources, Inc.	165,504
16,500	Devon Energy Corp.	324,720
765,544	Freeport-McMoRan, Inc.	5,841,101
600	Monsanto Co.	53,994
34,704	Mosaic Co. (The)	924,862
20,400	Murphy Oil Corp.	350,472
16,800	Newfield Exploration Co. *	457,464
50,900	Northern Oil and Gas, Inc. *	170,006
29,300	Oasis Petroleum, Inc. *	157,927
119,400	Parker Drilling Co. *	186,264
25,500	SM Energy Co.	230,520
17,100	Southwestern Energy Co. *	98,838
54,100	Ultra Petroleum Corp. *	19,260
27,200	Unit Corp. *	145,792
58,100	W&T Offshore, Inc. *	105,742

	Total United States	22,796,626

	TOTAL COMMON STOCKS (COST $210,858,613)	168,149,345

	PREFERRED STOCKS — 7.3%

	Brazil — 0.6%
495,687	Vale SA	1,056,662

	Chile — 4.1%
85,649	Sociedad Quimica y Minera de Chile SA – Class B	1,516,296
348,378	Sociedad Quimica y Minera de Chile SA Sponsored ADR	6,162,807

	Total Chile	7,679,103

	Russia — 2.6%
26,359	Bashneft PAO – Class S	651,232
6,165,684	Surgutneftegaz OJSC	3,630,225

Shares / Par Value		Description	Value ($)
		Russia — continued
	224,241	Tatneft PAO	555,815

		Total Russia	4,837,272

		TOTAL PREFERRED STOCKS (COST $16,121,921)	13,573,037

		MUTUAL FUNDS — 1.1%

		United States — 1.1%
		Affiliated Issuers
	80,000	GMO U.S. Treasury Fund	2,000,000

		TOTAL MUTUAL FUNDS (COST $2,000,000)	2,000,000

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
EUR	9,988	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	10,866
NOK	293,361	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.13%, due 03/01/16	33,710
USD	436,698	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	436,698

		Total Time Deposits	481,274

		TOTAL SHORT-TERM INVESTMENTS (COST $481,274)	481,274

		TOTAL INVESTMENTS — 99.7% (Cost $229,461,808)	184,203,656
		Other Assets and Liabilities (net) — 0.3%	580,209

		TOTAL NET ASSETS — 100.0%	$184,783,865

Notes to Schedule of Investments:

*	Non-income producing security.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

See accompanying notes to the financial statements.	59

GMO Risk Premium Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discu ssion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World Index is included for comparative purposes.

Class III shares of GMO Risk Premium Fund returned -1.66% (net) for the fiscal year ended February 29, 2016, as compared with -11.00% for the MSCI World Index.

Because the Fund gains its investment exposure by writing (selling) options on equity indices, the Fund typically benefits from depreciation in equity markets. Accordingly, during periods when equity markets decline sharply, such as during the Fund’s fiscal period, the Fund will tend to outperform the equity markets.

The Fund’s geographic exposure during the fiscal year was mainly in the U.S., Europe ex-U.K., and the U.K. Positions in the U.S. and U.K. made positive contributions to absolute return, while Europe ex-U.K detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

60

GMO Risk Premium Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Risk Premium Fund Class III Shares and the MSCI World Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .15% on the purchase and .15% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*	For the period from November 15, 2012 to December 14, 2012, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class III expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

61

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	100.6%
Written Options	(1.8)
Other	1.2

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

62

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.6%

	U.S. Government — 99.2%
50,000,000	U.S. Treasury Bill, 0.20%, due 03/17/16 (a) (b)	49,995,250
45,000,000	U.S. Treasury Bill, 0.24%, due 03/31/16 (a)	44,990,775
39,000,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (a) (b)	38,984,166
50,000,000	U.S. Treasury Bill, 0.32%, due 06/23/16 (a) (b)	49,949,500
45,000,000	U.S. Treasury Bill, 0.35%, due 07/14/16 (a) (b)	44,941,095

	TOTAL U.S. GOVERNMENT (COST $228,866,874)	228,860,786

	MONEY MARKET FUNDS — 1.4%
3,292,964	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (c)	3,292,964

	TOTAL SHORT-TERM INVESTMENTS (COST $232,159,838)	232,153,750

	TOTAL INVESTMENTS — 100.6% (Cost $232,159,838)	232,153,750
	Other Assets and Liabilities (net) — (0.6%)	(1,492,443)

	TOTAL NET ASSETS — 100.0%	$230,661,307

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Written Options

Index Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Value
Put	3,669	03/18/2016	Euro STOXX 50, Strike 2,875	$4,076,372	$(2,361,685)
Put	605	03/18/2016	S&P 500 Index, Strike 1,920	2,694,725	(1,742,400)

				$6,771,097	$(4,104,085)

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 29, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

See accompanying notes to the financial statements.	63

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Portfolio Managers

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Tax-Managed International Equities Fund returned -20.63% (net) for the fiscal year ended February 29, 2016, as compared with -16.33% for the MSCI EAFE Index (after tax). The MSCI EAFE Index returned -15.18% for the same period.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning Japanese value stocks. The Fund’s emerging markets exposure also had a negative impact.

Among countries, having an overweight in Canada and emerging markets were the largest detractors from relative performance, more than offsetting the positive impact from being underweight Australia. Both sector allocation and stock selection had negative impacts. An overweight position in Energy was the largest detractor from relative performance, more than offsetting the positive impact from being overweight Telecommunications services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.K. energy company Royal Dutch Shell, and Russian energy company Lukoil. Top stock contributors included overweight positions in Japanese telecoms Nippon Telegraph and Telephone and NTT DoCoMo, and consumer staples company Japan Tobacco.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

64

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Tax-Managed International Equities Fund Class III Shares and the MSCI EAFE After Tax Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

65

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.3%
Mutual Funds	6.5
Preferred Stocks	1.4
Short-Term Investments	0.5
Futures Contracts	0.0 ^
Other	0.3

100.0%

Country Summary**	% of Investments
Japan	21.8%
United Kingdom	13.1
France	11.2
Germany	9.8
Canada	6.4
Euro Region***	5.2
Italy	3.9
Australia	3.3
Hong Kong	2.6
Netherlands	2.6
Switzerland	2.6
Other Developed****	2.5
China	2.2
Other Emerging*****	2.1
Belgium	1.6
Israel	1.5
Spain	1.5
Taiwan	1.5
Finland	1.4
South Korea	1.1
Norway	1.1
Singapore	1.0

100.0%

Industry Group Summary	% of Equity Investments******
Banks	10.4%
Insurance	10.2
Automobiles & Components	9.8
Capital Goods	9.4
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Telecommunication Services	5.9
Energy	5.5
Real Estate	5.5
Materials	4.8
Technology Hardware & Equipment	4.1
Food, Beverage & Tobacco	3.8
Diversified Financials	3.7
Food & Staples Retailing	3.3
Retailing	3.0
Household & Personal Products	2.5
Utilities	2.4
Media	2.1
Transportation	2.1
Consumer Durables & Apparel	1.0
Software & Services	0.9
Consumer Services	0.9
Semiconductors & Semiconductor Equipment	0.6
Health Care Equipment & Services	0.4
Packaging & Containers	0.1
Commercial & Professional Services	0.0 ^

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

****	“Other Developed” is comprised of developed countries that each represents less than 1.0% of Investments.

*****	“Other Emerging” is comprised of emerging countries that each represents less than 1.0% of Investments.

******	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

66

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 91.3%

	Australia — 3.2%
5,546	Adelaide Brighton Ltd	19,543
1,751	ASX Ltd	52,401
17,682	Australia & New Zealand Banking Group Ltd	282,086
6,478	Bank of Queensland Ltd	48,659
8,295	Bendigo & Adelaide Bank Ltd	50,523
127,122	BlueScope Steel Ltd	496,066
2,314	BT Investment Management Ltd	15,041
14,851	BWP Trust (REIT)	34,263
12,692	Challenger Ltd	67,891
2,025	CIMIC Group Ltd	45,474
13,464	Commonwealth Bank of Australia	671,680
17,103	CSL Ltd	1,250,660
18,882	CSR Ltd	39,788
29,296	Dexus Property Group (REIT)	156,990
13,682	Genworth Mortgage Insurance Australia Ltd	21,128
13,598	Goodman Group (REIT)	62,740
54,798	GPT Group (The) (REIT)	191,899
13,826	Harvey Norman Holdings Ltd	47,031
28,727	Incitec Pivot Ltd	59,456
18,258	Investa Office Fund (REIT)	51,581
5,442	IOOF Holdings Ltd	32,342
2,555	JB Hi–Fi Ltd	40,269
12,705	Lend Lease Group	117,773
15,231	Macquarie Group Ltd	695,828
1,877	Magellan Financial Group Ltd	29,260
167,663	Mirvac Group (REIT)	218,254
9,782	National Australia Bank Ltd	168,253
5,407	Nufarm Ltd	26,323
14,099	Orora Ltd	22,922
8,569	OZ Minerals Ltd	30,711
1,083	Perpetual Ltd	31,938
5,140	Platinum Asset Management Ltd	21,722
17,986	Primary Health Care Ltd	40,869
80,738	Scentre Group (REIT)	251,029
5,119	Sonic Healthcare Ltd	67,251
121,318	South32 Ltd *	107,951
64,473	Spotless Group Holdings Ltd	55,238
56,687	Stockland (REIT)	168,233
39,229	Suncorp Group Ltd	312,633
60,546	Vicinity Centres (REIT)	134,046
56,554	Westfield Corp (REIT)	402,215
14,433	Westpac Banking Corp	295,195

	Total Australia	6,935,155

	Austria — 0.3%
88,088	Immofinanz AG (Entitlement Shares) * (a)	—
4,544	OMV AG	119,241
20,331	voestalpine AG	586,928

	Total Austria	706,169

Shares	Description	Value ($)
	Belgium — 1.6%
21,268	Ageas	784,701
17,092	Delhaize Group	1,728,441
16,400	KBC Groep NV	868,475
2,595	Proximus SADP	81,658

	Total Belgium	3,463,275

	Brazil — 0.1%
24,700	Banco do Brasil SA	83,286
27,100	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	78,421
5,400	Grendene SA	22,148
18,900	JBS SA	53,657
6,100	MRV Engenharia e Participacoes SA	16,102
3,900	Sul America SA	15,588
6,200	Transmissora Alianca de Energia Eletrica SA	29,120

	Total Brazil	298,322

	Canada — 6.3%
7,800	Air Canada *	41,623
7,600	Alimentation Couche-Tard Inc – Class B	343,882
700	Allied Properties Real Estate Investment Trust	16,328
9,300	BCE Inc	401,694
24,300	Blackberry Ltd *	189,659
700	Boardwalk Real Estate Investment Trust	25,610
11,900	Brookfield Asset Management Inc – Class A	365,268
1,200	Canadian Apartment Properties (REIT)	25,428
600	Canadian Real Estate Investment Trust	18,421
2,700	Canadian Tire Corp Ltd – Class A	262,497
1,100	CCL Industries Inc – Class B	168,244
1,500	Celestica Inc *	15,443
4,200	Centerra Gold Inc	23,095
8,400	CGI Group Inc – Class A *	351,459
23,800	CI Financial Corp	527,188
400	Colliers International Group Inc	13,747
1,900	Cominar Real Estate Investment Trust	21,458
400	Constellation Software Inc	166,894
1,500	Dream Office Real Estate Investment Trust	21,907
8,800	Element Financial Corp	93,203
200	Fairfax Financial Holdings Ltd	105,734
3,500	Finning International Inc	48,452
21,400	Great-West Lifeco Inc	553,585
3,200	H&R Real Estate Investment Trust	44,417
14,000	IAMGOLD Corp *	33,939
1,200	IGM Financial Inc	31,849
2,000	Industrial Alliance Insurance & Financial Services Inc	53,762
3,500	Intact Financial Corp	217,942
2,900	Labrador Iron Ore Royalty Corp	21,562
1,000	Linamar Corp	43,681
16,900	Lundin Mining Corp *	46,965
13,000	Magna International Inc	504,435

See accompanying notes to the financial statements.	67

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Canada — continued
82,900	Manulife Financial Corp	1,109,622
5,500	Metro Inc	175,772
500	Onex Corp	29,416
29,300	Power Corp of Canada	636,674
7,000	Power Financial Corp	163,126
3,200	RioCan Real Estate Investment Trust	60,642
1,500	Russel Metals Inc	19,213
1,000	Smart Real Estate Investment Trust	23,784
65,200	Suncor Energy Inc	1,594,099
57,600	Sun Life Financial Inc	1,717,357
1,100	Toromont Industries Ltd	25,846
1,700	Transcontinental Inc – Class A	24,124
1,800	Tricon Capital Group Inc	10,470
46,365	Valeant Pharmaceuticals International Inc *	3,050,817
3,400	Westshore Terminals Investment Corp	36,588

	Total Canada	13,476,921

	China — 2.2%
56,000	Air China Ltd – Class H	33,248
35,500	Anhui Conch Cement Co Ltd – Class H	71,586
18,000	Anhui Expressway Co Ltd – Class H	13,972
30,000	ANTA Sports Products Ltd	68,341
64,000	Beijing Capital International Airport Co Ltd – Class H	55,503
174,000	Belle International Holdings Ltd	113,301
104,000	China BlueChemical Ltd – Class H	22,738
39,000	China Cinda Asset Management Co Ltd – Class H	11,677
81,000	China Communications Construction Co Ltd – Class H	72,698
106,000	China Communications Services Corp Ltd – Class H	42,239
36,000	China Everbright Ltd	66,045
34,000	China Lilang Ltd	20,684
50,000	China Machinery Engineering Corp – Class H	36,626
37,000	China Mengniu Dairy Co Ltd	53,062
12,000	China Merchants Holdings International Co Ltd	33,242
64,000	China Mobile Ltd	684,509
156,000	China National Building Material Co Ltd – Class H	69,136
26,000	China Oilfield Services Ltd – Class H	19,000
224,000	China Petroleum & Chemical Corp – Class H	127,082
68,000	China Power International Development Ltd	28,634
59,000	China Railway Construction Corp Ltd – Class H	56,073
86,000	China Railway Group Ltd	54,155
90,000	China Resources Cement Holdings Ltd	22,419
6,000	China Resources Land Ltd	14,294
44,000	China Resources Power Holdings Co Ltd	70,941
82,000	China Southern Airlines Co Ltd – Class H	45,909

Shares	Description	Value ($)
	China — continued
238,000	China Telecom Corp Ltd – Class H	114,387
118,000	China Travel International Investment Hong Kong Ltd	40,934
67,500	China ZhengTong Auto Services Holdings Ltd	23,499
121,000	CNOOC Ltd	125,886
122,000	Datang International Power Generation Co Ltd – Class H	31,822
31,000	Digital China Holdings Ltd	35,809
48,000	Dongfeng Motor Group Co Ltd – Class H	55,893
67,000	Far East Horizon Ltd	49,471
9,500	Fosun International Ltd	12,215
61,000	Fufeng Group Ltd	19,611
115,000	Geely Automobile Holdings Ltd	42,871
220,000	GOME Electrical Appliances Holding Ltd	29,425
89,500	Great Wall Motor Co Ltd – Class H	64,378
60,000	Guangdong Investment Ltd	73,221
21,000	Haitian International Holdings Ltd	28,117
44,000	Harbin Power Equipment Co Ltd – Class H	14,809
152,000	Hengdeli Holdings Ltd	15,043
119,000	Huabao International Holdings Ltd *	41,169
58,000	Huadian Power International Corp Ltd – Class H	31,397
56,000	Huaneng Power International Inc – Class H	43,914
27,906	JD.com Inc ADR *	717,463
56,000	Jiangsu Expressway Co Ltd – Class H	65,761
28,000	Ju Teng International Holdings Ltd	11,088
36,000	Kingboard Chemical Holdings Ltd	52,574
67,500	Kingboard Laminates Holdings Ltd	26,458
67,000	Lee & Man Paper Manufacturing Ltd	38,888
42,000	Lenovo Group Ltd	35,055
14,000	Minth Group Ltd	25,294
149,000	People’s Insurance Co Group of China Ltd (The) – Class H	54,254
84,000	PICC Property & Casualty Co Ltd – Class H	127,051
174,000	Pou Sheng International Holdings Ltd *	36,245
66,000	Qingling Motors Co Ltd – Class H	18,916
16,000	Shanghai Industrial Holdings Ltd	34,673
20,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	37,556
58,000	Shenzhen Expressway Co Ltd – Class H	43,366
35,000	Shenzhen International Holdings Ltd	52,995
10,000	Shenzhou International Group Holdings Ltd	51,066
34,000	Sino Biopharmaceutical Ltd	24,773
63,500	Sinopec Engineering Group Co Ltd – Class H	46,296
40,000	Sinopec Shanghai Petrochemical Co Ltd – Class H *	17,132
118,000	Skyworth Digital Holdings Ltd	66,634
36,500	Texhong Textile Group Ltd	24,257
108,000	Tianjin Port Development Holdings Ltd	14,430
26,000	Tianneng Power International Ltd *	17,708
34,000	TravelSky Technology Ltd – Class H	51,310

68	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — continued
24,000	Wasion Group Holdings Ltd	11,049
172,000	West China Cement Ltd	36,069
35,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	27,791
38,000	Yuexiu Transport Infrastructure Ltd	23,201
66,000	Zhejiang Expressway Co Ltd – Class H	58,708
6,500	Zhuzhou CSR Times Electric Co Ltd – Class H	31,727
98,000	Zijin Mining Group Co Ltd – Class H	29,518

	Total China	4,710,291

	Czech Republic — 0.0%
680	CEZ AS	10,022
247	Komercni Banka as	46,034

	Total Czech Republic	56,056

	Denmark — 0.4%
620	AP Moeller – Maersk A/S – Class B	814,806

	Finland — 1.4%
12,209	Fortum Oyj	161,769
293,868	Nokia Oyj	1,780,004
11,132	Sampo Oyj – A Shares	500,752
30,173	UPM-Kymmene Oyj	510,398

	Total Finland	2,952,923

	France — 11.0%
84,649	Air France-KLM *	769,510
78,104	AXA SA	1,717,236
38,230	BNP Paribas SA	1,782,934
27,924	Bouygues SA	1,090,175
2,994	Cap Gemini SA	248,749
18,747	Carrefour SA	495,886
6,328	Cie de Saint-Gobain	244,472
12,312	Cie Generale des Etablissements Michelin	1,110,614
29,966	Credit Agricole SA	313,175
53,257	Engie	824,226
16,002	Engie SA * (a)	—
3,790	LVMH Moet Hennessy Louis Vuitton SE	629,661
50,689	Orange SA	877,955
79,072	Peugeot SA *	1,186,362
11,301	Renault SA	1,030,473
24,128	Sanofi	1,911,861
20,987	Schneider Electric SE	1,250,939
35,776	Societe Generale SA	1,256,489
108,992	TOTAL SA	4,885,070
15,175	Veolia Environnement SA	342,691
87,309	Vivendi SA	1,811,071

	Total France	23,779,549

Shares	Description	Value ($)
	Germany — 8.8%
17,303	Allianz SE (Registered)	2,566,503
44,414	BASF SE	2,879,714
18,075	Bayerische Motoren Werke AG	1,468,378
70,144	Daimler AG (Registered)	4,772,399
20,652	Deutsche Lufthansa AG (Registered) *	307,548
41,970	Deutsche Telekom AG (Registered)	702,032
12,497	Deutsche Post AG (Registered)	296,281
10,301	Duerr AG	609,124
9,412	Freenet AG	279,626
6,678	Hannover Rueck SE	685,360
25,697	Infineon Technologies AG	311,895
18,519	K+S AG (Registered)	387,104
5,987	Leoni AG	173,868
12,672	Metro AG	310,106
9,995	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,961,978
11,448	Siemens AG (Registered)	1,058,307
1,588	Volkswagen AG	220,709

	Total Germany	18,990,932

	Hong Kong — 2.6%
12,000	Bank of East Asia Ltd (The)	37,984
297,000	BOC Hong Kong Holdings Ltd	771,665
57,500	CK Hutchison Holdings Ltd	694,377
21,600	Dah Sing Banking Group Ltd	35,909
46,000	First Pacific Co Ltd	31,466
101,000	Guotai Junan International Holdings Ltd	25,575
68,000	Haitong International Securities Group Ltd	31,990
28,000	Hang Lung Properties Ltd	48,986
8,800	Hang Seng Bank Ltd	148,434
16,000	Henderson Land Development Co Ltd	86,389
100,600	Hongkong Land Holdings Ltd	590,335
30,100	Hong Kong Exchanges and Clearing Ltd	653,588
12,000	Hysan Development Co Ltd	47,659
29,000	Kerry Properties Ltd	68,019
139,000	Link (REIT)	784,241
61,000	New World Development Co Ltd	51,200
80,000	Sino Land Co Ltd	111,420
76,000	SJM Holdings Ltd	46,234
52,000	Sun Hung Kai Properties Ltd	581,594
12,800	Swire Properties Ltd	32,972
31,500	Swire Pacific Ltd – Class A	307,659
13,000	Techtronic Industries Co Ltd	49,499
18,000	Value Partners Group Ltd.	15,101
2,900	VTech Holdings Ltd	32,507
36,000	Wharf Holdings Ltd (The)	179,889
11,000	Wheelock & Co Ltd	43,484

	Total Hong Kong	5,508,176

See accompanying notes to the financial statements.	69

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Hungary — 0.0%
21,014	Magyar Telekom Telecommunications Plc *	31,432
684	MOL Hungarian Oil & Gas Plc	33,318
526	Richter Gedeon Nyrt	9,347

	Total Hungary	74,097

	India — 0.1%
12,073	Cairn India Ltd	20,612
8,445	Indiabulls Housing Finance Ltd	70,647
7,150	Power Finance Corp Ltd	16,137
9,039	Rural Electrification Corp Ltd	20,564
5,018	UPL Ltd	28,074

	Total India	156,034

	Ireland — 0.4%
16,417	CRH Plc	421,105
16,028	Smurfit Kappa Group Plc	369,687

	Total Ireland	790,792

	Israel — 1.5%
10,383	Bank Hapoalim BM	50,721
11,889	Bank Leumi Le-Israel BM *	39,662
7,200	Check Point Software Technologies Ltd *	598,104
552	Frutarom Industries Ltd	28,471
105	NICE-Systems Ltd	6,297
800	Orbotech Ltd *	18,120
43,989	Teva Pharmaceutical Industries Ltd	2,468,166

	Total Israel	3,209,541

	Italy — 3.8%
376,104	A2A SPA	430,233
31,917	Azimut Holding SPA	612,428
105,112	Banca Mediolanum SPA	743,250
3,603	Danieli & Co SPA – RSP	53,116
149,366	Enel SPA	596,932
68,858	ENI SPA	962,994
22,211	EXOR SPA	732,122
10,606	Ferrari NV *	410,628
106,064	Fiat Chrysler Automobiles NV	725,425
131,807	Finmeccanica SPA *	1,356,430
235,439	Mediaset SPA	836,258
548,269	Telecom Italia SPA-Di RISP	422,910
99,236	Unipol Gruppo Finanziario SPA	366,638

	Total Italy	8,249,364

	Japan — 21.4%
4,000	77 Bank Ltd (The)	14,171
24,600	Acom Co Ltd *	109,601
10	Advance Residence Investment Corp (REIT)	24,099
2,100	Aeon Mall Co Ltd	29,766

Shares	Description	Value ($)
	Japan — continued
2,900	Aeon Credit Service Co Ltd	64,801
52,700	Aiful Corp *	146,980
9,600	Alps Electric Co Ltd	157,541
28,000	Aozora Bank Ltd	91,225
7,900	Asatsu-DK Inc	205,332
3,000	Bank of Kyoto Ltd (The)	18,770
8,000	Bank of Yokohama Ltd (The)	36,273
11,200	Bridgestone Corp	392,130
60,500	Canon Inc	1,705,165
4,500	Central Japan Railway Co	805,125
5,000	Chiba Bank Ltd (The)	23,448
1,300	Chugoku Bank Ltd (The)	13,721
3,400	Credit Saison Co Ltd	57,568
11,000	Daikyo Inc	17,440
13,400	Daito Trust Construction Co Ltd	1,814,883
10,300	Daiwa House Industry Co Ltd	281,876
25,000	Daiwa Securities Group Inc	147,570
35,000	Fuji Heavy Industries Ltd	1,145,089
23,900	FujiFilm Holdings Corp	895,777
12,000	Fukuoka Financial Group Inc	38,028
27	GLP J (REIT)	28,765
4,000	Gunma Bank Ltd (The)	17,576
3,000	Hachijuni Bank Ltd (The)	13,760
42,000	Hanwa Co Ltd	172,839
85,000	Haseko Corp	735,659
4,000	Hiroshima Bank Ltd (The)	14,906
1,200	Hitachi Capital Corp	25,746
15,000	Hokuhoku Financial Group Inc	22,326
38,800	Honda Motor Co Ltd	997,893
5,800	Hulic Co Ltd	51,432
37	Invincible Investment Corp (REIT)	24,330
186,400	Itochu Corp	2,197,508
1,500	Iyo Bank Ltd (The)	10,376
1,100	Jafco Co Ltd	30,302
6,400	Japan Exchange Group Inc	99,133
31	Japan Hotel REIT Investment Corp	27,057
6	Japan Prime Realty Investment Corp (REIT)	24,643
14	Japan Real Estate Investment Corp	84,494
26	Japan Retail Fund Investment Corp (REIT)	59,268
54,900	Japan Tobacco Inc	2,183,093
32,900	JFE Holdings Inc	393,734
6,000	Joyo Bank Ltd (The)	20,782
10,260	K’s Holdings Corp	333,928
11,000	Kao Corp	554,976
56,500	KDDI Corp	1,443,462
27,800	Kenedix Inc	115,034
3	Kenedix Office Investment Corp (REIT)	17,420
97,800	Leopalace21 Corp *	567,447
137,300	Marubeni Corp	687,898
3,600	Matsui Securities Co Ltd	30,590

70	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
10,200	Mazda Motor Corp	141,951
29,300	Medipal Holdings Corp	449,027
89,500	Mitsubishi Chemical Holdings Corp	451,594
82,700	Mitsubishi Corp	1,323,492
18,000	Mitsubishi Estate Co Ltd	334,374
624,300	Mitsubishi UFJ Financial Group Inc	2,694,048
5,600	Mitsubishi UFJ Lease & Finance Co Ltd	24,154
69,000	Mitsui & Co Ltd	795,425
15,000	Mitsui Fudosan Co Ltd	348,560
120,000	Mitsui OSK Lines Ltd	224,202
743,600	Mizuho Financial Group Inc	1,096,987
6,200	Monex Group Inc	15,876
13,500	Nagase & Co	137,405
84,200	Nippon Telegraph & Telephone Corp	3,565,644
11	Nippon Building Fund Inc (REIT)	65,240
8,000	Nishi-Nippon City Bank Ltd (The)	14,455
269,800	Nissan Motor Co Ltd	2,446,996
6,000	Nitori Holdings Co Ltd	460,834
57,100	Nomura Holdings Inc	241,291
3,600	Nomura Real Estate Holdings Inc	64,437
46	Nomura Real Estate Master Fund Inc	63,894
67,400	NTT DOCOMO Inc	1,568,850
3,200	NTT Urban Development Corp	31,213
1,800	Open House Co Ltd	32,504
19,600	Orient Corp *	34,535
36,100	ORIX Corp	472,582
20	Orix JREIT Inc (REIT)	30,403
200	Relo Holdings Inc	24,515
129,400	Resona Holdings Inc	453,819
2,400	Ryohin Keikaku Co Ltd	488,899
9,100	SBI Holdings Inc	82,992
18,300	Seven Bank Ltd	78,305
1,100	Shimamura Co Ltd	121,692
65,000	Shinsei Bank Ltd	77,187
7,000	Shizuoka Bank Ltd (The)	51,167
259,800	Sojitz Corp	499,885
88,400	Sumitomo Corp	870,246
17,000	Sumitomo Metal Mining Co Ltd	182,699
100,200	Sumitomo Mitsui Financial Group Inc	2,811,631
101,000	Sumitomo Mitsui Trust Holdings Inc	294,287
9,000	Sumitomo Realty & Development Co Ltd	247,486
2,600	Suruga Bank Ltd	41,648
6,820	Suzuken Co Ltd	221,629
15,100	Takeda Pharmaceutical Co Ltd	718,790
3,300	TDK Corp	172,027
4,000	Tokai Tokyo Financial Holdings Inc	19,449
7,200	Tokyo Tatemono Co Ltd	83,107
10,800	Tokyu Fudosan Holdings Corp	68,279
189,000	Tosoh Corp	718,429
38,300	Toyota Tsusho Corp	772,917

Shares	Description	Value ($)
	Japan — continued
4,100	Toyota Motor Corp	213,764
20	United Urban Investment Corp (REIT)	31,445
21,360	USS Co Ltd	336,194
3,000	Yamaguchi Financial Group Inc	28,243
800	Zenkoku Hosho Co Ltd	23,855

	Total Japan	46,087,315

	Malta — 0.0%
1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.1%
2,900	Arca Continental SAB de CV	17,693
14,900	Bolsa Mexicana de Valores SAB de CV	20,562
16,800	Gentera SAB de CV	31,376
3,200	Gruma SAB de CV – Class B	51,196
3,100	Grupo Aeroportuario del Pacifico SAB de CV – Class B	24,545
1,360	Grupo Aeroportuario del Sureste SAB de CV – Class B	19,027
9,300	Grupo Herdez SAB de CV	19,672
14,400	La Comer SAB de CV *	13,892
20,200	OHL Mexico SAB de CV *	23,565
20,100	Wal-Mart de Mexico SAB de CV	47,329

	Total Mexico	268,857

	Netherlands — 2.5%
138,948	Aegon NV	695,698
70,804	ING Groep NV CVA	844,078
71,878	Koninklijke Ahold NV	1,573,940
54,110	Unilever NV CVA	2,359,102

	Total Netherlands	5,472,818

	New Zealand — 0.2%
5,106	Fletcher Building Ltd	23,988
177,716	Spark New Zealand Ltd	401,281

	Total New Zealand	425,269

	Norway — 1.1%
26,450	DNB ASA	304,893
44,894	Statoil ASA	653,533
24,791	Telenor ASA	370,102
27,170	Yara International ASA	1,052,888

	Total Norway	2,381,416

	Poland — 0.1%
11,065	Enea SA	30,561
2,202	KGHM Polska Miedz SA	37,347
6,026	PGE SA	19,455
3,793	Polski Koncern Naftowy ORLEN SA	60,419

See accompanying notes to the financial statements.	71

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Poland — continued
23,236	Polskie Gornictwo Naftowe i Gazownictwo SA	28,944
34,693	Tauron Polska Energia SA	21,954

	Total Poland	198,680

	Portugal — 0.2%
144,532	EDP – Energias de Portugal SA	447,614

	Russia — 0.3%
45,227	Gazprom PAO Sponsored ADR	165,611
10,527	Lukoil PJSC Sponsored ADR	371,817
1,321	MMC Norilsk Nickel PJSC ADR	15,933
4,278	Tatneft PAO Sponsored ADR	109,352

	Total Russia	662,713

	Singapore — 1.0%
91,500	Ascendas Real Estate Investment Trust	157,429
61,900	CapitaLand Commercial Trust (REIT)	62,931
51,000	CapitaLand Mall Trust (REIT)	79,369
55,600	CapitaLand Ltd	117,752
4,400	City Developments Ltd	22,266
70,400	DBS Group Holdings Ltd	678,060
77,400	Global Logistic Properties Ltd	97,315
1,591,500	Golden Agri-Resources Ltd	418,782
29,800	Oversea-Chinese Banking Corp Ltd	171,001
11,100	Singapore Exchange Ltd	57,304
24,100	Suntec Real Estate Investment Trust (REIT)	28,604
15,500	United Overseas Bank Ltd	188,682
8,000	UOL Group Ltd	32,194

	Total Singapore	2,111,689

	South Africa — 0.5%
3,925	AECI Ltd	21,486
8,698	AVI Ltd	42,018
5,290	Barclays Africa Group Ltd	45,212
2,932	Barloworld Ltd	12,021
629	Cashbuild Ltd	11,357
6,332	Clicks Group Ltd	36,970
27,201	FirstRand Ltd	75,566
3,012	Foschini Group Ltd (The)	22,083
3,981	Gold Fields Ltd	16,604
7,324	Hyprop Investments Ltd (REIT)	47,888
4,526	Imperial Holdings Ltd	34,224
7,845	Liberty Holdings Ltd	60,761
31,582	MMI Holdings Ltd	46,363
1,038	Mondi Ltd	18,524
768	Mr Price Group Ltd	8,004
4,272	Nedbank Group Ltd	48,883
4,301	Netcare Ltd	8,751
2,385	Oceana Group Ltd	17,189

Shares	Description	Value ($)
	South Africa — continued
12,771	Rand Merchant Investment Holdings Ltd	31,717
76,433	Redefine Properties Ltd (REIT)	49,387
3,145	Resilient Ltd (REIT)	24,366
12,187	RMB Holdings Ltd	43,725
138,899	SA Corporate Real Estate Fund Nominees Pty Ltd	39,979
4,332	Sanlam Ltd	14,558
2,392	Sasol Ltd	64,370
22,449	Sibanye Gold Ltd	81,267
3,116	SPAR Group Ltd (The)	35,021
5,686	Standard Bank Group Ltd	38,971
9,872	Super Group Ltd *	25,933
3,960	Telkom SA SOC Ltd	13,434
7,996	Truworths International Ltd	43,171
3,337	Vodacom Group Ltd	31,546

	Total South Africa	1,111,349

	South Korea — 0.9%
2,236	BNK Financial Group Inc	15,568
611	Conway Co Ltd	48,133
1,387	Dongbu Insurance Co Ltd	75,654
190	E-MART Inc	27,023
375	GS Holdings Corp	16,030
354	GS Retail Co Ltd	14,575
1,445	Hana Financial Group Inc	24,357
1,573	Hankook Tire Co Ltd	67,879
7,353	Hanwha Life Insurance Co Ltd	36,396
184	Hyosung Corp	18,543
468	Hyundai Department Store Co Ltd	51,200
2,039	Hyundai Marine & Fire Insurance Co Ltd	50,738
505	Hyundai Mobis Co Ltd	101,701
1,337	Hyundai Motor Co	159,452
551	Hyundai Steel Co	24,784
324	Hyundai Wia Corp	28,694
6,564	Industrial Bank of Korea	61,863
445	Kangwon Land Inc *	14,850
3,256	KB Financial Group Inc	77,957
2,374	KB Insurance Co Ltd	62,012
3,304	Kia Motors Corp	123,066
794	Korea Investment Holdings Co Ltd	26,642
4,241	Korean Reinsurance Co	44,656
544	KT&G Corp	46,896
3,666	LG Display Co Ltd	73,183
330	Lotte Shopping Co Ltd	66,779
3,002	Meritz Fire & Marine Insurance Co Ltd	38,170
2,366	Mirae Asset Securities Co Ltd	37,845
77	NCSoft Corp	14,972
329	Samsung Electronics Co Ltd	313,641
1,325	Samsung Card Co Ltd	38,317
334	Shinsegae Co Ltd	57,361

72	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Korea — continued
588	SK Innovation Co Ltd	68,710
3,543	Tongyang Life Insurance Co Ltd	29,695
9,288	Woori Bank	65,287

	Total South Korea	2,022,629

	Spain — 1.4%
24,125	ACS Actividades de Construccion y Servicios SA	623,645
9,256	Amadeus IT Holding SA – A Shares	371,541
30,240	Ferrovial SA	582,601
17,884	Gas Natural SDG SA	311,437
11,536	Grifols SA	251,484
134,656	Iberdrola SA	867,482
28,768	Mapfre SA	56,010

	Total Spain	3,064,200

	Sweden — 0.9%
8,610	Investor AB – B Shares	285,224
23,475	Swedbank AB – A Shares	474,190
126,354	Telefonaktiebolaget LM Ericsson	1,160,471

	Total Sweden	1,919,885

	Switzerland — 2.6%
66,744	ABB Ltd (Registered) *	1,190,315
22,918	Nestle SA (Registered)	1,602,679
2,671	Swiss Life Holding AG (Registered) *	650,430
12,729	Swiss Re AG	1,128,247
4,723	Zurich Insurance Group AG *	1,000,383

	Total Switzerland	5,572,054

	Taiwan — 1.4%
100,000	Advanced Semiconductor Engineering Inc	113,148
15,000	Asustek Computer Inc	122,944
278,000	AU Optronics Corp	75,580
8,000	Catcher Technology Co Ltd	61,849
13,000	Cathay Financial Holding Co Ltd	14,477
44,000	Chang Hwa Commercial Bank Ltd	21,497
167,000	China Development Financial Holding Corp	39,943
18,000	China Life Insurance Co Ltd	12,417
6,000	Chunghwa Telecom Co Ltd	18,833
185,000	Compal Electronics Inc	107,763
31,000	Compeq Manufacturing Co Ltd	18,157
183,000	CTBC Financial Holding Co Ltd	88,626
14,000	Elite Material Co Ltd	25,267
145,000	First Financial Holding Co Ltd	67,425
39,000	Foxconn Technology Co Ltd	76,367
129,000	Fubon Financial Holding Co Ltd	151,882
4,000	Grape King Bio Ltd	22,416
85,000	Hon Hai Precision Industry Co Ltd	198,061
122,000	Hua Nan Financial Holdings Co Ltd – Class C	56,747

Shares	Description	Value ($)
	Taiwan — continued
248,000	Innolux Corp	71,559
140,000	Inventec Corp	99,399
65,000	Lite-On Technology Corp	74,508
196,000	Mega Financial Holding Co Ltd	128,694
17,000	Micro-Star International Co Ltd	22,636
17,000	Novatek Microelectronics Corp Ltd	69,897
52,000	Pegatron Corp	122,425
4,000	Phison Electronics Corp	30,897
89,000	Pou Chen Corp	109,756
12,000	Powertech Technology Inc	25,933
256,000	Shin Kong Financial Holding Co Ltd	48,115
62,000	Siliconware Precision Industries Co Ltd	95,092
48,000	SinoPac Financial Holdings Co Ltd	13,097
233,000	Taishin Financial Holding Co Ltd	76,702
59,000	Taiwan Cement Corp	53,007
14,800	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	348,540
7,000	Teco Electric and Machinery Co Ltd	5,705
12,000	Transcend Information Inc	36,463
26,000	Uni-President Enterprises Corp	44,772
11,000	United Integrated Services Co Ltd	16,335
320,000	United Microelectronics Corp	128,341
87,000	Wistron Corp	51,477
31,000	WPG Holdings Co Ltd	31,499
229,000	Yuanta Financial Holding Co Ltd	73,278

	Total Taiwan	3,071,526

	Thailand — 0.1%
4,800	Bangkok Bank Pcl NVDR	21,733
129,000	Krung Thai Bank Pcl (Foreign Registered)	63,952

	Total Thailand	85,685

	Turkey — 0.1%
19,694	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,085
17,497	Eregli Demir ve Celik Fabrikalari TAS	20,295
3,386	KOC Holding AS	14,745
1,997	Tupras-Turkiye Petrol Rafineriler AS *	51,026
8,630	Turk Telekomunikasyon AS	16,749
1,877	Turkcell Iletisim Hizmetleri AS	6,996
11,866	Turkiye Halk Bankasi AS	39,847
25,560	Turkiye IS Bankasi – Class C	38,819
19,385	Turkiye Sise ve Cam Fabrikalari AS	22,057

	Total Turkey	227,619

	Ukraine — 0.0%
4,268	Kernel Holding SA	53,665

See accompanying notes to the financial statements.	73

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United Arab Emirates — 0.0%
4,333	Emirates Telecommunications Group Co PJSC	20,693

	United Kingdom — 12.8%
8,984	3i Group Plc	54,405
2,816	Admiral Group Plc	67,621
6,268	Associated British Foods Plc	295,264
65,015	AstraZeneca Plc	3,696,537
35,327	Aviva Plc	214,350
128,783	BAE Systems Plc	912,988
55,298	Balfour Beatty Plc *	192,531
279,169	BP Plc	1,354,861
32,968	British American Tobacco Plc	1,793,599
29,577	British Land Co Plc (The) (REIT)	269,883
19,102	Bunzl Plc	511,233
93,222	Centrica Plc	268,071
126,948	Cobham Plc	453,866
20,371	Compass Group Plc	357,153
2,445	CYBG Plc CDI *	6,335
49,076	Direct Line Insurance Group Plc	264,300
15,057	easyJet Plc	314,534
96,948	GlaxoSmithKline Plc	1,878,858
3,306	Great Portland Estates Plc (REIT)	31,983
20,460	Halfords Group Plc	113,000
3,836	Hammerson Plc (REIT)	29,168
9,377	Henderson Group Plc	30,444
68,150	Home Retail Group Plc	166,756
267,416	HSBC Holdings Plc	1,700,588
1,882	IG Group Holdings Plc	19,840
17,694	Imperial Brands Plc	913,290
33,865	Inchcape Plc	346,122
110,054	Kingfisher Plc	508,372
3,593	Lancashire Holdings Ltd	29,462
321,684	Legal & General Group Plc	1,011,800
30,085	Man Group Plc	64,154
59,277	Marks & Spencer Group Plc	348,601
13,586	Next Plc	1,272,938
132,347	Old Mutual Plc	311,502
34,961	Pearson Plc	415,274
37,842	Prudential Plc	658,988
16,524	Reckitt Benckiser Group Plc	1,505,167
454,487	Tesco Plc *	1,134,407
309,350	Thomas Cook Group Plc *	446,869
31,883	TUI AG	472,540
13,217	Unilever Plc	564,664
254,624	Vodafone Group Plc	772,249
63,803	William Hill Plc	362,870
210,037	WM Morrison Supermarkets Plc	578,358

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	46,541	WPP Plc	980,266

		Total United Kingdom	27,696,061

		TOTAL COMMON STOCKS (COST $183,574,273)	197,074,140

		PREFERRED STOCKS — 1.4%

		Brazil — 0.2%
	15,800	Banco Bradesco SA	83,966
	8,500	Banco do Estado do Rio Grande do Sul SA – Class B	11,854
	4,900	Bradespar SA	4,918
	2,500	Braskem SA – Class A	15,876
	11,900	Centrais Eletricas Brasileiras SA – Class B	28,953
	25,700	Cia Energetica de Minas Gerais	37,569
	7,000	Cia Energetica de Sao Paulo – Class B	23,708
	25,600	Itau Unibanco Holding SA	161,930
	72,400	Itausa-Investimentos Itau SA	122,964
	5,600	Vale SA	11,938

		Total Brazil	503,676

		Germany — 0.9%
	23,551	Porsche Automobil Holding SE	1,065,129
	6,695	Volkswagen AG	778,542

		Total Germany	1,843,671

		Russia — 0.1%
	387,520	Surgutneftegaz OJSC *	228,163

		South Korea — 0.2%
	577	Hyundai Motor Co	47,382
	614	Hyundai Motor Co 2nd Preference	51,169
	375	Samsung Electronics Co Ltd	299,490

		Total South Korea	398,041

		TOTAL PREFERRED STOCKS (COST $3,822,899)	2,973,551

		MUTUAL FUNDS — 6.5%

		United States — 6.5%
		Affiliated Issuers
	564,242	GMO U.S. Treasury Fund	14,106,048

		TOTAL MUTUAL FUNDS (COST $14,105,405)	14,106,048

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
CAD	1,138	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.05%, due 03/01/16	841

74	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Time Deposits — continued
EUR	13,145	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	14,299
GBP	140	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 03/01/16	196
JPY	1,597,552	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 03/01/16	14,168
NOK	63,746	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 03/01/16	7,325
SGD	4,890	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 03/01/16	3,478
ZAR	6,753	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.40%, due 03/01/16	426
AUD	36,962	National Australia Bank (Melbourne) Time Deposit, 1.23%, due 03/01/16	26,381
USD	1,040,184	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	1,040,184

		Total Time Deposits	1,107,298

		TOTAL SHORT-TERM INVESTMENTS (COST $1,107,298)	1,107,298

		TOTAL INVESTMENTS — 99.7% (Cost $202,609,875)	215,261,037
		Other Assets and Liabilities (net) — 0.3%	716,346

		TOTAL NET ASSETS — 100.0%	$215,977,383

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
142	Mini MSCI EAFE	March 2016	$10,969,500	$23,430
20	Mini MSCI Emerging Markets	March 2016	742,100	1,900

			$11,711,600	$25,330

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

CDI - CHESS Depositary Interest

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

See accompanying notes to the financial statements.	75

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team and the Global Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO U.S. Equity Allocation Fund returned -6.17% (net) for the fiscal year ended February 29, 2016, as compared with -6.19% for the S&P 500 Index.

Exposure to U.S. quality contributed to relative returns, while exposure to U.S. opportunistic value detracted from relative returns. The positive impact from U.S. quality outweighed the negative impact from U.S. opportunistic value.

By sector, an overweight position in information technology added value, while an underweight to utilities detracted. Stock selection in Consumer Discretionary had a positive impact, but Information Technology and Consumer Staples had a negative impact. Relative to the benchmark, sector allocation and stock selection were positive for the period.

Top stock contributions to relative performance came from overweight positions in internet retail company Amazon, internet company Google, and telecom company Verizon Communications. Detractors from relative performance included overweight positions in health care company Puma Biotechnology and internet company Yahoo! Inc., and an underweight position in social networking company Facebook.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

76

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO U.S. Equity Allocation Fund Class III Shares and the S&P 500 Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

77

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.2%
Mutual Funds	3.5
Short-Term Investments	0.2
Futures Contracts	0.0 ^
Swap Contracts	0.0 ^
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments**
Retailing	11.4%
Technology Hardware & Equipment	9.9
Software & Services	8.8
Capital Goods	8.6
Health Care Equipment & Services	7.5
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	5.9
Banks	5.4
Insurance	5.4
Diversified Financials	4.9
Media	4.9
Food, Beverage & Tobacco	4.0
Telecommunication Services	3.3
Food & Staples Retailing	3.1
Consumer Durables & Apparel	2.3
Semiconductors & Semiconductor Equipment	2.2
Consumer Services	1.8
Transportation	1.1
Commercial & Professional Services	0.9
Materials	0.7
Utilities	0.7
Automobiles & Components	0.5
Household & Personal Products	0.5
Real Estate	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

78

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%

	Automobiles & Components — 0.5%
14,300	Cooper Tire & Rubber Co.	561,990
23,900	Drew Industries, Inc.	1,438,541
128,352	Gentex Corp.	1,868,805
165,600	Lear Corp.	16,783,560
19,900	Thor Industries, Inc.	1,102,062

	Total Automobiles & Components	21,754,958

	Banks — 5.2%
25,400	Chemical Financial Corp.	859,282
1,703,800	Citigroup, Inc.	66,192,630
38,300	Essent Group Ltd. *	737,275
6,000	First Merchants Corp.	133,140
137,300	Huntington Bancshares, Inc.	1,201,375
1,757,800	JPMorgan Chase & Co.	98,964,140
108,600	Northwest Bancshares, Inc.	1,367,274
228,500	PNC Financial Services Group, Inc. (The)	18,579,335
7,400	Provident Financial Services, Inc.	137,566
5,600	S&T Bancorp, Inc.	141,232
7,900	Trustmark Corp.	172,852
39,300	Walker & Dunlop, Inc. *	908,616
968,900	Wells Fargo & Co.	45,460,788
5,500	WesBanco, Inc.	155,485

	Total Banks	235,010,990

	Capital Goods — 8.3%
660,200	3M Co.	103,565,574
187,100	AGCO Corp.	9,259,579
164,126	Ametek, Inc.	7,617,088
10,300	Applied Industrial Technologies, Inc.	396,550
6,700	Cummins, Inc.	653,719
543,700	Danaher Corp.	48,536,099
66,065	Donaldson Co., Inc.	1,865,676
108,555	Dover Corp.	6,597,973
410,900	Emerson Electric Co.	20,064,247
61,213	Fastenal Co.	2,772,337
43,696	Flowserve Corp.	1,836,106
15,765	General Dynamics Corp.	2,148,296
305,700	Honeywell International, Inc.	30,982,695
26,267	Hubbell, Inc.	2,609,889
251,311	Illinois Tool Works, Inc.	23,686,062
8,500	Lincoln Electric Holdings, Inc.	463,845
94,800	Northrop Grumman Corp.	18,222,456
10,200	Parker-Hannifin Corp.	1,032,240
103,405	Rockwell Automation, Inc.	10,763,426
51,500	Roper Technologies, Inc.	8,648,395
116,800	Snap-on, Inc.	16,897,456
18,900	SPX FLOW, Inc. *	353,997
15,400	Toro Co. (The)	1,227,380

Shares	Description	Value ($)
	Capital Goods — continued
24,400	Tutor Perini Corp. *	325,984
7,500	United Technologies Corp.	724,650
397,523	WABCO Holdings, Inc. *	37,486,419
50,300	Wabtec Corp.	3,551,180
25,500	Watsco, Inc.	3,252,525
52,700	WW Grainger, Inc.	11,430,630

	Total Capital Goods	376,972,473

	Commercial & Professional Services — 0.8%
96,300	ACCO Brands Corp. *	703,953
129,500	Cintas Corp.	10,876,705
73,200	Deluxe Corp.	4,202,412
74,400	Equifax, Inc.	7,803,072
13,400	HNI Corp.	453,054
178,200	KAR Auction Services, Inc.	6,310,062
166,400	Korn/Ferry International	4,729,088
85,800	RR Donnelley & Sons Co.	1,302,444
77,800	TrueBlue, Inc. *	1,785,510
18,400	West Corp.	409,952

	Total Commercial & Professional Services	38,576,252

	Consumer Durables & Apparel — 2.2%
174,165	Coach, Inc.	6,781,985
33,500	Columbia Sportswear Co.	1,993,920
35,700	G-III Apparel Group Ltd. *	1,883,175
8,300	Hasbro, Inc.	629,721
134,100	Helen of Troy Ltd. *	12,787,776
53,957	Mattel, Inc.	1,754,682
622,160	NIKE Inc – Class B	38,318,834
37,116	Polaris Industries, Inc.	3,262,867
35,901	Ralph Lauren Corp.	3,258,375
191,600	Smith & Wesson Holding Corp. *	4,858,976
22,400	Steven Madden Ltd. *	788,480
42,600	Tupperware Brands Corp.	2,128,296
275,400	VF Corp.	17,931,294
29,400	Whirlpool Corp.	4,566,408

	Total Consumer Durables & Apparel	100,944,789

	Consumer Services — 1.7%
49,800	Apollo Education Group, Inc. *	407,862
44,000	Cheesecake Factory, Inc. (The)	2,195,600
132,600	Chipotle Mexican Grill, Inc. *	67,514,616
11,000	DineEquity, Inc.	1,006,170
9,600	Interval Leisure Group, Inc.	124,320
27,800	Marriott Vacations Worldwide Corp.	1,683,290
49,800	Six Flags Entertainment Corp.	2,532,828
88,886	Texas Roadhouse, Inc.	3,707,435

	Total Consumer Services	79,172,121

See accompanying notes to the financial statements.	79

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Diversified Financials — 4.7%
270,800	BGC Partners, Inc. – Class A	2,339,712
449,200	Capital One Financial Corp.	29,525,916
162,200	Cash America International, Inc.	5,464,518
700	CBOE Holdings, Inc.	43,750
4,767,599	Charles Schwab Corp. (The)	119,428,355
23,500	Encore Capital Group, Inc. *	546,375
8,900	FactSet Research Systems, Inc.	1,339,361
18,400	Federated Investors, Inc. – Class B	481,528
82,800	Franklin Resources, Inc.	2,968,380
161,300	Goldman Sachs Group, Inc. (The)	24,119,189
55,800	Invesco Ltd.	1,492,092
141,000	Janus Capital Group, Inc.	1,823,130
142,700	Nasdaq, Inc.	9,031,483
176,200	Navient Corp.	1,908,246
4,900	Nelnet, Inc. – Class A	184,240
96,500	PRA Group, Inc. *	2,354,600
33,200	SEI Investments Co.	1,267,244
156,800	T. Rowe Price Group, Inc.	10,836,448

	Total Diversified Financials	215,154,567

	Energy — 5.6%
37,300	Apache Corp.	1,427,844
1,600,344	Chevron Corp.	133,532,703
872,800	ConocoPhillips	29,526,824
102,300	Denbury Resources, Inc.	130,944
55,700	Exxon Mobil Corp.	4,464,355
112,300	Marathon Oil Corp.	921,983
231,400	Tesoro Corp.	18,669,352
1,137,200	Valero Energy Corp.	68,322,976

	Total Energy	256,996,981

	Food & Staples Retailing — 3.0%
256,100	Costco Wholesale Corp.	38,422,683
600,300	CVS Health Corp.	58,331,151
334,357	Sysco Corp.	14,755,174
12,400	United Natural Foods, Inc. *	382,664
342,378	Wal-Mart Stores, Inc.	22,713,357

	Total Food & Staples Retailing	134,605,029

	Food, Beverage & Tobacco — 3.8%
33,650	Brown-Forman Corp. – Class B	3,313,515
419,300	Dr Pepper Snapple Group, Inc.	38,378,529
193,264	Hormel Foods Corp.	8,215,653
39,800	Ingredion, Inc.	4,028,556
5,837	Lancaster Colony Corp.	594,031
67,400	McCormick & Co., Inc. (Non Voting)	6,285,724
97,863	PepsiCo, Inc.	9,572,959
961,703	Philip Morris International, Inc.	87,543,824
283,800	Reynolds American, Inc.	14,312,034

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
36,500	Universal Corp.	1,988,520

	Total Food, Beverage & Tobacco	174,233,345

	Health Care Equipment & Services — 7.2%
185,800	Abbott Laboratories	7,197,892
538,300	Aetna, Inc.	58,475,529
307,598	Anthem, Inc.	40,199,983
26,100	Chemed Corp.	3,353,850
59,370	CR Bard, Inc.	11,421,601
124,800	Edwards Lifesciences Corp. *	10,857,600
81,600	Henry Schein, Inc. *	13,500,720
125,300	Humana, Inc.	22,174,341
30,800	Masimo Corp. *	1,165,472
61,500	Mednax, Inc. *	4,122,960
8,116	Medtronic Plc	628,097
33,800	Patterson Cos., Inc.	1,468,272
22,400	Sirona Dental Systems, Inc. *	2,463,328
6,900	STERIS Plc	443,808
206,000	Stryker Corp.	20,575,280
1,102,474	UnitedHealth Group, Inc.	131,304,653

	Total Health Care Equipment & Services	329,353,386

	Household & Personal Products — 0.4%
111,600	Church & Dwight Co., Inc.	10,128,816
78,481	Estee Lauder Cos, Inc. (The) – Class A	7,167,670
1,300	Herbalife Ltd. *	71,175
21,699	Kimberly-Clark Corp.	2,827,379
1,974	WD-40 Co.	213,192

	Total Household & Personal Products	20,408,232

	Insurance — 5.2%
140,600	AFLAC, Inc.	8,368,512
250,600	Allstate Corp. (The)	15,903,076
56,300	American Equity Investment Life Holding Co.	765,680
37,100	American Financial Group, Inc.	2,488,668
203,300	American International Group, Inc.	10,205,660
27,600	Arch Capital Group Ltd. *	1,875,144
41,600	Aspen Insurance Holdings Ltd.	1,859,104
37,300	Assurant, Inc.	2,652,030
470,300	Assured Guaranty Ltd.	11,668,143
28,900	Axis Capital Holdings Ltd.	1,552,219
159,600	Chubb Ltd.	18,438,588
35,600	CNO Financial Group, Inc.	620,508
67,700	Endurance Specialty Holdings Ltd.	4,215,679
75,800	Everest Re Group Ltd.	14,108,654
1,500	FBL Financial Group, Inc. – Class A	86,265
2,200	Fidelity & Guaranty Life	54,494
235,100	First American Financial Corp.	8,705,753
190,000	Genworth Financial, Inc. – Class A *	402,800
36,600	Hanover Insurance Group, Inc. (The)	3,035,970
414,900	Hartford Financial Services Group, Inc. (The)	17,475,588

80	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Insurance — continued
20,600	Horace Mann Educators Corp.	634,686
31,500	Kemper Corp.	846,720
254,800	Lincoln National Corp.	9,307,844
47,500	Maiden Holdings Ltd.	568,575
415,100	MBIA, Inc. *	2,847,586
9,600	Mercury General Corp.	504,768
20,800	Navigators Group, Inc. (The) *	1,684,384
2,900	OneBeacon Insurance Group Ltd. – Class A	37,439
146,400	Principal Financial Group, Inc.	5,535,384
473,100	Progressive Corp. (The)	15,101,352
35,600	RenaissanceRe Holdings Ltd.	4,029,920
53,500	Selective Insurance Group, Inc.	1,796,530
2,500	State Auto Financial Corp.	53,800
92,900	Third Point Reinsurance Ltd. *	1,026,545
509,200	Travelers Cos., Inc. (The)	54,749,184
42,400	Unum Group	1,209,672
54,800	Validus Holdings Ltd.	2,461,068
69,300	W.R. Berkley Corp.	3,568,950
120,700	XL Group Plc	4,149,666

	Total Insurance	234,596,608

	Materials — 0.7%
15,120	AptarGroup, Inc.	1,114,495
180,400	Avery Dennison Corp.	11,747,648
585,800	Chemours Co. (The)	3,005,154
31,400	International Flavors & Fragrances, Inc.	3,243,306
109,100	LyondellBasell Industries NV – Class A	8,750,911
11,207	Sherwin-Williams Co. (The)	3,031,494

	Total Materials	30,893,008

	Media — 4.7%
599,400	Charter Communications, Inc. – Class A *	107,628,264
755,900	Comcast Corp. – Class A	43,638,107
172,600	Gannett Co., Inc.	2,633,876
130,719	Liberty Global Plc – Class A *	4,815,688
363,975	Liberty Global Plc – Series C *	13,088,541
11,700	Meredith Corp.	508,833
8,500	Scholastic Corp.	297,755
45,000	Scripps Networks Interactive, Inc. – Class A	2,665,800
152,100	Starz – Class A *	3,831,399
43,100	TEGNA, Inc.	1,061,984
344,200	Walt Disney Co. (The)	32,877,984

	Total Media	213,048,231

	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
143,288	Amgen, Inc.	20,387,017
19,156	Biogen, Inc. *	4,969,450
226,495	Eli Lilly & Co.	16,307,640
1,523,500	Johnson & Johnson	160,287,435
18,400	Mettler-Toledo International, Inc. *	5,794,344

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
850,600	PDL BioPharma, Inc.	2,560,306
1,016,600	Pfizer, Inc.	30,162,522
512,875	Puma Biotechnology, Inc. *	22,966,542
27,500	Waters Corp.*	3,308,525

	Total Pharmaceuticals, Biotechnology & Life Sciences	266,743,781

	Real Estate — 0.2%
133,700	ARMOUR Residential REIT, Inc.	2,573,725
43,800	Jones Lang LaSalle, Inc.	4,470,666

	Total Real Estate	7,044,391

	Retailing — 11.0%
333,254	Amazon.com, Inc. *	184,129,500
45,000	AutoNation, Inc. *	2,316,150
684,102	Bed Bath & Beyond, Inc. *	32,802,691
5,100	Cato Corp. (The) – Class A	184,620
3,500	Childrens Place, Inc. (The)	238,490
20,500	Dillard’s, Inc. – Class A	1,715,645
139,000	Dollar General Corp.	10,320,750
176,000	Foot Locker, Inc.	11,000,000
102,000	Gap Inc. (The)	2,820,300
118,900	Genuine Parts Co.	10,718,835
16,400	Group 1 Automotive, Inc.	914,464
161,700	Guess?, Inc.	3,452,295
7,300	Hibbett Sports, Inc. *	259,150
1,076,000	Home Depot, Inc. (The)	133,553,120
25,600	HSN, Inc.	1,359,104
112,000	Kohl’s Corp.	5,227,040
20,100	L Brands, Inc.	1,704,279
390,700	Lowe’s Cos., Inc.	26,383,971
162,000	Macy’s, Inc.	7,000,020
36,284	Murphy USA, Inc. *	2,310,928
16,300	Penske Automotive Group, Inc.	614,836
36,600	Rent-A-Center, Inc.	467,382
243,388	Ross Stores, Inc.	13,381,472
13,800	Select Comfort Corp. *	247,020
14,500	Staples, Inc.	137,025
318,400	Target Corp.	24,978,480
270,645	TJX Cos., Inc. (The)	20,054,795
18,000	Tractor Supply Co.	1,522,260

	Total Retailing	499,814,622

	Semiconductors & Semiconductor Equipment — 2.1%
224,100	Analog Devices, Inc.	11,875,059
1,434,200	QUALCOMM Inc	72,843,018
74,400	Skyworks Solutions, Inc.	4,943,880
144,000	Xilinx, Inc.	6,799,680

	Total Semiconductors & Semiconductor Equipment	96,461,637

See accompanying notes to the financial statements.	81

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Software & Services — 8.5%
360,598	Accenture, Plc – Class A	36,153,555
11,495	Alphabet, Inc. – Class A *	8,244,444
115,742	Alphabet, Inc. – Class C *	80,761,295
52,000	Ansys, Inc. *	4,317,040
208,300	Booz Allen Hamilton Holding Corp.	5,749,080
241,672	CA, Inc.	7,078,573
86,000	Citrix Systems, Inc. *	6,075,900
239,300	Cognizant Technology Solutions Corp. – Class A *	13,635,314
210,200	Convergys Corp.	5,418,956
25,800	CSG Systems International, Inc.	979,368
188,575	eBay, Inc. *	4,488,085
176,600	Fiserv, Inc. *	16,888,258
10,600	Gartner, Inc. *	873,440
405,029	International Business Machines Corp.	53,070,950
198,600	Intuit, Inc.	19,192,704
4,600	j2 Global, Inc.	336,168
47,488	Jack Henry & Associates, Inc.	3,905,413
15,800	MAXIMUS, Inc.	776,886
418,657	Microsoft Corp.	21,301,268
97,200	Net 1 UEPS Technologies, Inc. *	887,436
2,179,333	Oracle Corp.	80,155,868
250,600	Paychex, Inc.	12,878,334
5,376	Syntel, Inc. *	245,791
50,073	Total System Services, Inc.	2,182,181

	Total Software & Services	385,596,307

	Technology Hardware & Equipment — 9.5%
1,722,456	Apple, Inc.	166,544,271
352,600	Arrow Electronics, Inc. *	20,154,616
414,800	Avnet, Inc.	17,069,020
437,600	Brocade Communications Systems, Inc.	4,345,368
5,161,882	Cisco Systems, Inc.	135,138,071
1,702,400	EMC Corp.	44,483,712
26,000	ePlus, Inc. *	1,952,340
102,074	F5 Networks, Inc. *	9,816,456
20,800	Fabrinet *	593,840
138,700	Ingram Micro, Inc. – Class A	4,965,460
44,200	Insight Enterprises, Inc. *	1,153,620
296,500	Jabil Circuit, Inc.	6,182,025
134,000	Sanmina Corp. *	2,760,400
55,700	Tech Data Corp. *	3,921,837
434,694	Ubiquiti Networks, Inc. *	14,201,453

	Total Technology Hardware & Equipment	433,282,489

	Telecommunication Services — 3.2%
2,400	United States Cellular Corp. *	99,360
2,849,400	Verizon Communications, Inc.	144,550,062
151,200	Vonage Holdings Corp. *	811,944

	Total Telecommunication Services	145,461,366

Shares	Description	Value ($)
	Transportation — 1.1%
31,900	Alaska Air Group, Inc.	2,357,410
76,800	Atlas Air Worldwide Holdings, Inc. *	2,780,928
124,900	CH Robinson Worldwide, Inc.	8,721,767
166,600	Expeditors International of Washington, Inc.	7,626,948
672,100	JetBlue Airways Corp. *	14,786,200
63,400	Knight Transportation, Inc.	1,536,182
12,993	Landstar System, Inc.	769,186
11,500	Matson, Inc.	461,035
130,500	SkyWest, Inc.	2,355,525
256,200	Werner Enterprises, Inc.	6,802,110

	Total Transportation	48,197,291

	Utilities — 0.7%
18,700	Ameren Corp.	877,965
32,900	American States Water Co.	1,395,289
10,800	IDACORP, Inc.	766,368
35,900	New Jersey Resources Corp.	1,242,858
83,000	Pinnacle West Capital Corp.	5,712,890
345,700	Public Service Enterprise Group, Inc.	14,747,562
966,600	Talen Energy Corp. *	6,147,576

	Total Utilities	30,890,508

	TOTAL COMMON STOCKS (COST $4,472,899,000)	4,375,213,362

	MUTUAL FUNDS — 3.5%

	Affiliated Issuers — 3.5%
6,373,175	GMO U.S. Treasury Fund	159,329,373

	TOTAL MUTUAL FUNDS (COST $159,329,373)	159,329,373

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
6,294,550	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (a)	6,294,550

	TOTAL SHORT-TERM INVESTMENTS (COST $6,294,550)	6,294,550

	TOTAL INVESTMENTS — 99.9% (Cost $4,638,522,923)	4,540,837,285
	Other Assets and Liabilities (net) — 0.1%	6,156,282

	TOTAL NET ASSETS — 100.0%	$4,546,993,567

82	See accompanying notes to the financial statements.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
780	S&P 500 E-Mini Index	March 2016	$75,250,500	$(27,300)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
13,897,210	USD	3/22/2016	MSCI	1 day Federal Funds rate minus 4.00%	Total return of Ubiquiti Networks Inc.	$(137,535)

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 84.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2016

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Yuan Renminbi           Offshore

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co.

          International PLC

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$317,500,867	$7,845,051,571	$1,333,492,402	$242,020,511	$7,122,170,625
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	21,471,541	296,198,769	50,481,592	3,326,167	117,824,375
Cash	1,575,485	29,041,638	965,805	—	16
Foreign currency, at value (Note 2)(c)	14,817	—	—	12,782	769,343
Receivable for investments sold	2,410,033	—	—	—	15,176,337
Receivable for Fund shares sold	—	2,159,012	23,340	—	2,623,023
Dividends receivable	670,199	21,726,838	3,402,550	416,474	11,810,693
Dividend withholding tax receivable	87,619	5,427,940	887,883	154,046	6,124,223
Foreign capital gains tax refund receivable	—	—	—	10,379	—
Unrealized appreciation on open forward currency contracts (Note 4)	458,392	—	—	—	—
Receivable for variation margin on open futures contracts (Note 4)	483,680	1,051,806	1,015,470	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	38,152	118,392	73,554	71,945	79,251
Miscellaneous receivable	4,096	75,659	13,457	480	—

Total assets	344,714,881	8,200,851,625	1,390,356,053	246,012,784	7,276,577,886

Liabilities:
Foreign currency due to custodian	—	—	42,340	—	—
Payable for investments purchased	515,831	—	—	—	—
Payable for Fund shares repurchased	—	2,686,637	7,352,887	—	1,593,526
Payable to affiliate for (Note 5):
Management fee	129,801	3,463,413	455,260	123,445	2,015,160
Shareholder service fee	32,875	678,474	122,967	30,860	690,489
Payable for foreign currency purchased	—	18	10	11	—
Due to broker (Note 2)	1,101,135	17,320,009	965,805	—	498
Payable for open OTC swap contracts (Note 4)	5,620	—	—	—	—
Payable to agents unaffiliated with GMO	34	1,122	217	31	939
Payable to Trustees and related expenses	545	13,100	2,274	401	10,873
Accrued expenses	145,119	777,821	236,151	123,988	471,075

Total liabilities	1,930,960	24,940,594	9,177,911	278,736	4,782,560

Net assets	$342,783,921	$8,175,911,031	$1,381,178,142	$245,734,048	$7,271,795,326

(a) Cost of investments – unaffiliated issuers:	$338,896,180	$8,952,342,900	$1,523,470,294	$272,431,240	$6,634,198,829
(b) Cost of investments – affiliated issuers:	$21,470,152	$296,122,890	$50,481,592	$3,325,636	$117,824,375
(c) Cost of foreign currency:	$14,993	$—	$—	$12,895	$771,004

See accompanying notes to the financial statements.	85

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Net assets consist of:
Paid-in capital	$387,288,734	$10,325,167,526	$2,069,487,176	$282,726,019	$6,675,180,271
Accumulated undistributed net investment income	878,095	8,828,912	2,237,769	—	16,652,554
Distributions in excess of net investment income	—	—	—	(457,014)	—
Accumulated net realized gain (loss)	(24,451,448)	(1,053,094,071)	(500,385,657)	(6,101,531)	92,556,076
Net unrealized appreciation (depreciation)	(20,931,460)	(1,104,991,336)	(190,161,146)	(30,433,426)	487,406,425

	$342,783,921	$8,175,911,031	$1,381,178,142	$245,734,048	$7,271,795,326

Net assets attributable to:
Class II shares	$—	$81,206,220	$—	$—	$—

Class III shares	$94,769,397	$1,043,304,900	$459,614,428	$245,734,048	$3,968,156,311

Class IV shares	$248,014,524	$7,051,399,911	$641,749,609	$—	$1,294,032,541

Class V shares	$—	$—	$—	$—	$277,186,052

Class VI shares	$—	$—	$279,814,105	$—	$1,732,420,422

Shares outstanding:
Class II	—	4,469,475	—	—	—

Class III	4,735,917	56,750,907	19,592,631	37,269,565	209,014,278

Class IV	12,387,142	384,153,156	27,378,688	—	68,076,538

Class V	—	—	—	—	14,579,041

Class VI	—	—	11,936,421	—	91,236,580

Net asset value per share:
Class II	$—	$18.17	$—	$—	$—

Class III	$20.01	$18.38	$23.46	$6.59	$18.99

Class IV	$20.02	$18.36	$23.44	$—	$19.01

Class V	$—	$—	$—	$—	$19.01

Class VI	$—	$—	$23.44	$—	$18.99

86	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$182,203,656	$232,153,750	$201,154,989	$4,381,507,912
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	2,000,000	—	14,106,048	159,329,373
Cash	—	—	625,580	—
Foreign currency, at value (Note 2)(c)	9,075	—	17,644	—
Receivable for investments sold	—	—	77,303	16,418,053
Receivable for Fund shares sold	—	—	—	972
Dividends receivable	866,870	319	515,910	8,454,229
Dividend withholding tax receivable	18,382	—	179,508	1,095,556
Receivable for variation margin on open futures contracts (Note 4)	—	—	75,260	—
Due from broker (Note 2)	—	2,770,423	—	4,255,500
Receivable for closed swap contracts (Note 4)	—	—	—	1,315,905
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	13,503	17,552	62,573	59,614
Miscellaneous receivable	382	—	3,208	—

Total assets	185,111,868	234,942,044	216,818,023	4,572,437,114

Liabilities:
Due to custodian	—	—	—	1,315,903
Payable for Fund shares repurchased	144,606	—	500,000	21,829,493
Payable to affiliate for (Note 5):
Management fee	74,616	88,392	91,699	1,181,633
Shareholder service fee	15,480	11,290	27,510	237,395
Payable for foreign currency purchased	10	—	—	—
Due to broker (Note 2)	—	—	49,930	—
Payable for variation margin on open futures contracts (Note 4)	—	—	—	490,300
Payable for open OTC swap contracts (Note 4)	—	—	—	137,535
Written options outstanding, at value (Note 4)(d)	—	4,104,085	—	—
Payable to agents unaffiliated with GMO	31	31	59	645
Payable to Trustees and related expenses	259	372	419	7,128
Accrued expenses	93,001	76,567	171,023	243,515

Total liabilities	328,003	4,280,737	840,640	25,443,547

Net assets	$184,783,865	$230,661,307	$215,977,383	$4,546,993,567

(a) Cost of investments – unaffiliated issuers:	$227,461,808	$232,159,838	$188,504,470	$4,479,193,550
(b) Cost of investments – affiliated issuers:	$2,000,000	$—	$14,105,405	$159,329,373
(c) Cost of foreign currency:	$9,196	$—	$17,625	$—
(d) Premiums on options:	$—	$6,771,097	$—	$—

See accompanying notes to the financial statements.	87

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Net assets consist of:
Paid-in capital	$274,069,046	$242,221,657	$256,593,033	$4,691,015,755
Accumulated undistributed net investment income	323,736	—	—	11,963,097
Distributions in excess of net investment income	—	(100,672)	(179,152)	—
Accumulated net realized gain (loss)	(44,346,545)	(14,120,602)	(53,084,031)	(58,061,127)
Net unrealized appreciation (depreciation)	(45,262,372)	2,660,924	12,647,533	(97,924,158)

	$184,783,865	$230,661,307	$215,977,383	$4,546,993,567

Net assets attributable to:
Class III shares	$13,864,429	$6,807,009	$215,977,383	$194,614,644

Class IV shares	$170,919,436	$—	$—	$513,750,549

Class VI shares	$—	$223,854,298	$—	$3,838,628,374

Shares outstanding:
Class III	1,180,814	759,070	16,710,287	14,112,712

Class IV	14,598,291	—	—	37,347,718

Class VI	—	24,876,393	—	279,680,611

Net asset value per share:
Class III	$11.74	$8.97	$12.92	$13.79

Class IV	$11.71	$—	$—	$13.76

Class VI	$—	$9.00	$—	$13.73

88	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$10,712,260	$363,456,745	$61,338,627	$7,688,462	$197,015,832
Dividends from affiliated issuers (Note 10)	15,798	324,777	64,619	4,629	150,908
Interest	1,721	—	29,408	1,045	—

Total investment income	10,729,779	363,781,522	61,432,654	7,694,136	197,166,740

Expenses:
Management fee (Note 5)	1,818,158	53,751,555	6,889,620	1,646,858	28,695,550
Shareholder service fee – Class II (Note 5)	—	214,588	—	—	—
Shareholder service fee – Class III (Note 5)	193,180	1,694,498	815,299	411,715	6,573,805
Shareholder service fee – Class IV (Note 5)	275,249	8,570,795	985,076	—	1,981,610
Shareholder service fee – Class V (Note 5)	—	—	—	—	190,591
Shareholder service fee – Class VI (Note 5)	—	—	96,248	—	1,210,901
Audit and tax fees	93,706	134,355	136,510	108,998	89,218
Custodian and fund accounting agent fees	421,895	3,402,473	852,223	311,633	1,220,407
Legal fees	18,268	316,948	60,250	13,132	250,648
Registration fees	1,932	27,642	16,594	3,864	41,182
Transfer agent fees	38,510	55,700	50,251	27,256	—
Trustees’ fees and related expenses (Note 5)	5,130	135,182	22,980	3,480	107,998
Miscellaneous	54,697	151,003	60,190	59,271	75,944

Total expenses	2,920,725	68,454,739	9,985,241	2,586,207	40,437,854
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(605,983)	(3,992,116)	(1,110,331)	(488,873)	(1,639,185)

Net expenses	2,314,742	64,462,623	8,874,910	2,097,334	38,798,669

Net investment income (loss)	8,415,037	299,318,899	52,557,744	5,596,802	158,368,071

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax)	(6,643,264)	(898,218,408)	(188,459,313)	(1,392,974)	664,367,647
Investments in affiliated issuers	(3,465)	10,112	11,592	—	—
Realized gain distributions from affiliated issuers (Note 10)	5,715	103,024	23,611	2,671	39,859
Futures contracts	(231,485)	(23,897,841)	(1,888,743)	—	—
Options	92,267	2,274,994	425,529	—	—
Swap contracts	17,637	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	(86,198)	(5,035,226)	(703,824)	(92,193)	(541,210)

Net realized gain (loss)	(6,848,793)	(924,763,345)*	(190,591,148)	(1,482,496)	663,866,296

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(61,566,217)	(1,546,605,920)	(248,108,282)	(37,022,005)	(1,095,858,567)
Investments in affiliated issuers	1,389	75,879	—	531	—
Futures contracts	22,545	3,066,601	49,665	—	—
Swap contracts	(5,620)	—	—	—	—
Foreign currency, forward contracts and foreign currency related transactions	482,638	1,043,773	121,399	14,758	(6,181)

Net unrealized gain (loss)	(61,065,265)	(1,542,419,667)	(247,937,218)	(37,006,716)	(1,095,864,748)

Net realized and unrealized gain (loss)	(67,914,058)	(2,467,183,012)	(438,528,366)	(38,489,212)	(431,998,452)

Net increase (decrease) in net assets resulting from operations	$(59,499,021)	$(2,167,864,113)	$(385,970,622)	$(32,892,410)	$(273,630,381)

(a) Withholding tax:	$802,954	$35,873,742	$5,880,395	$586,927	$2,814,205

*	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016 — (Continued)

	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$7,583,724	$—	$11,803,574	$111,014,061
Dividends from affiliated issuers (Note 10)	3,666	—	13,056	174,140
Interest	1,602	476,571	14,717	757

Total investment income	7,588,992	476,571	11,831,347	111,188,958

Expenses:
Management fee (Note 5)	938,926	1,615,026	1,820,994	16,843,531
Shareholder service fee – Class III (Note 5)	24,906	7,329	546,299	282,103
Shareholder service fee – Class IV (Note 5)	171,181	5,782 *	—	399,206
Shareholder service fee – Class VI (Note 5)	—	191,524	—	2,665,367
Audit and tax fees	91,564	58,384	100,316	80,494
Custodian and fund accounting agent fees	260,166	59,684	315,038	639,568
Legal fees	11,934	12,338	17,272	172,642
Registration fees	2,520	6,984	3,514	18,480
Transfer agent fees	38,403	—	27,707	—
Trustees fees and related expenses (Note 5)	2,334	4,534	4,640	67,290
Miscellaneous	26,968	32,544	90,950	47,074

Total expenses	1,568,902	1,994,129	2,926,730	21,215,755
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(209,193)	(169,568)	(525,505)	(932,162)

Net expenses	1,359,709	1,824,561	2,401,225	20,283,593

Net investment income (loss)	6,229,283	(1,347,990)	9,430,122	90,905,365

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(37,740,141)	(137,710)	(29,550,989)	396,135,000
Realized gain distributions from affiliated issuers (Note 10)	643	—	4,237	69,808
Futures contracts	29,873	—	(406,861)	3,173,058
Options	—	2,154,919	82,627	—
Swap contracts	—	—	—	433,122
Foreign currency, forward contracts and foreign currency related transactions	(106,008)	(166,749)	(284,217)	(17,022)

Net realized gain (loss)	(37,815,633)	1,850,460	(30,155,203)	399,793,966 **

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(25,961,289)	(22,088)	(57,146,759)	(850,331,499)
Investments in affiliated issuers	—	—	643	—
Futures contracts	—	—	25,330	(27,300)
Written options	—	(3,474,200)	—	—
Swap contracts	—	—	—	(137,535)
Foreign currency, forward contracts and foreign currency related transactions	(6,046)	—	20,967	(33,738)

Net unrealized gain (loss)	(25,967,335)	(3,496,288)	(57,099,819)	(850,530,072)

Net realized and unrealized gain (loss)	(63,782,968)	(1,645,828)	(87,255,022)	(450,736,106)

Net increase (decrease) in net assets resulting from operations	$(57,553,685)	$(2,993,818)	$(77,824,900)	$(359,830,741)

(a) Withholding tax:	$567,328	$—	$1,244,764	$—

*	Class IV liquidated on February 25, 2016.
**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Developed World Stock Fund		International Equity Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,415,037	$9,614,329	$299,318,899	$360,776,997
Net realized gain (loss)	(6,848,793)	47,408,868	(924,763,345)	696,104,018
Change in net unrealized appreciation (depreciation)	(61,065,265)	(32,459,628)	(1,542,419,667)	(1,462,245,116)

Net increase (decrease) in net assets from operations	(59,499,021)	24,563,569	(2,167,864,113)	(405,364,101)

Distributions to shareholders from:
Net investment income
Class II	—	—	(2,783,157)	(5,103,577)
Class III	(2,842,912)	(4,530,295)	(32,069,436)	(55,740,632)
Class IV	(6,609,777)	(7,796,353)	(262,231,822)	(521,384,627)

Total distributions from net investment income	(9,452,689)	(12,326,648)	(297,084,415)	(582,228,836)

Net realized gains
Class II	—	—	—	(4,247,677)
Class III	(4,565,182)	—	—	(43,936,762)
Class IV	(10,502,195)	—	—	(431,826,541)

Total distributions from net realized gains	(15,067,377)	—	—	(480,010,980)

Net share transactions (Note 9):
Class II	—	—	(14,840,408)	(8,069,795)
Class III	(38,978,316)	(16,281,175)	(208,885,684)	94,273,823
Class IV	17,097,354	7,796,353	(2,151,296,529)	776,079,487

Increase (decrease) in net assets resulting from net share transactions	(21,880,962)	(8,484,822)	(2,375,022,621)	862,283,515

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	44,525	8,330	—	—
Class IV	95,071	13,850	—	—

Increase in net assets resulting from purchase premiums and redemption fees	139,596	22,180	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(21,741,366)	(8,462,642)	(2,375,022,621)	862,283,515

Total increase (decrease) in net assets	(105,760,453)	3,774,279	(4,839,971,149)	(605,320,402)

Net assets:
Beginning of period	448,544,374	444,770,095	13,015,882,180	13,621,202,582

End of period	$342,783,921	$448,544,374	$8,175,911,031	$13,015,882,180

Accumulated undistributed net investment income	$878,095	$1,739,423	$8,828,912	$—

Distributions in excess of net investment income	$—	$—	$—	$(2,622,963)

See accompanying notes to the financial statements.	91

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Large/Mid Cap Equity Fund		International Small Companies Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$52,557,744	$57,494,458	$5,596,802	$6,671,265
Net realized gain (loss)	(190,591,148)	151,959,208	(1,482,496)	31,641,436
Change in net unrealized appreciation (depreciation)	(247,937,218)	(268,513,764)	(37,006,716)	(55,675,058)

Net increase (decrease) in net assets from operations	(385,970,622)	(59,060,098)	(32,892,410)	(17,362,357)

Distributions to shareholders from:
Net investment income
Class III	(15,313,801)	(23,901,279)	(6,197,734)	(7,239,606)
Class IV	(29,419,761)	(50,723,551)	—	—
Class VI	(8,537,349)	(12,974,926)	—	—

Total distributions from net investment income	(53,270,911)	(87,599,756)	(6,197,734)	(7,239,606)

Net realized gains
Class III	—	(37,850,457)	—	(59,619,267)
Class IV	—	(79,302,894)	—	—
Class VI	—	(20,056,045)	—	—

Total distributions from net realized gains	—	(137,209,396)	—	(59,619,267)

Net share transactions (Note 9):
Class III	(2,029,751)	74,757,683	1,195,773	(15,427,943)
Class IV	(472,949,903)	243,452,691	—	—
Class VI	355,695,906	(275,378,617)	—	—

Increase (decrease) in net assets resulting from net share transactions	(119,283,748)	42,831,757	1,195,773	(15,427,943)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	182,910	406,473

Increase in net assets resulting from purchase premiums and redemption fees	—	—	182,910	406,473

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(119,283,748)	42,831,757	1,378,683	(15,021,470)

Total increase (decrease) in net assets	(558,525,281)	(241,037,493)	(37,711,461)	(99,242,700)

Net assets:
Beginning of period	1,939,703,423	2,180,740,916	283,445,509	382,688,209

End of period	$1,381,178,142	$1,939,703,423	$245,734,048	$283,445,509

Accumulated undistributed net investment income	$2,237,769	$1,710,000	$—	$—

Distributions in excess of net investment income	$—	$—	$(457,014)	$(1,024,686)

92	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resources Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$158,368,071	$198,543,374	$6,229,283	$6,456,646
Net realized gain (loss)	663,866,296	1,729,649,532	(37,815,633)	3,744,164
Change in net unrealized appreciation (depreciation)	(1,095,864,748)	(373,569,440)	(25,967,335)	(23,180,183)

Net increase (decrease) in net assets from operations	(273,630,381)	1,554,623,466	(57,553,685)	(12,979,373)

Distributions to shareholders from:
Net investment income
Class III	(79,292,453)	(103,570,682)	(450,778)	(1,367,521)
Class IV	(35,006,780)	(37,129,344)	(5,429,594)	(5,605,478)
Class V	(4,512,211)	(15,931,503)	—	—
Class VI	(43,526,160)	(58,556,121)	—	—

Total distributions from net investment income	(162,337,604)	(215,187,650)	(5,880,372)	(6,972,999)

Net realized gains
Class III	(566,483,770)	(1,057,004,236)	—	(2,298,708)
Class IV	(243,748,776)	(354,305,116)	—	(8,515,008)
Class V	(29,840,319)	(155,846,978)	—	—
Class VI	(288,130,004)	(576,578,046)	—	—

Total distributions from net realized gains	(1,128,202,869)	(2,143,734,376)	—	(10,813,716)

Net share transactions (Note 9):
Class III	(568,842,100)	2,565,660	(4,873,918)	(52,796,662)
Class IV	(575,289,746)	186,111,449	109,707,099	6,266,723
Class V	50,179,833	(319,202,266)	—	—
Class VI	(372,760,331)	(973,711,295)	—	—

Increase (decrease) in net assets resulting from net share transactions	(1,466,712,344)	(1,104,236,452)	104,833,181	(46,529,939)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	33,787	172,706
Class IV	—	—	308,729	161,655

Increase in net assets resulting from purchase premiums and redemption fees	—	—	342,516	334,361

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,466,712,344)	(1,104,236,452)	105,175,697	(46,195,578)

Total increase (decrease) in net assets	(3,030,883,198)	(1,908,535,012)	41,741,640	(76,961,666)

Net assets:
Beginning of period	10,302,678,524	12,211,213,536	143,042,225	220,003,891

End of period	$7,271,795,326	$10,302,678,524	$184,783,865	$143,042,225

Accumulated undistributed net investment income	$16,652,554	$21,151,958	$323,736	$—

Distributions in excess of net investment income	$—	$—	$—	$(112,512)

See accompanying notes to the financial statements.	93

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,347,990)	$(3,153,749)	$9,430,122	$12,364,330
Net realized gain (loss)	1,850,460	46,162,693	(30,155,203)	29,811,589
Change in net unrealized appreciation (depreciation)	(3,496,288)	2,155,473	(57,099,819)	(57,988,515)

Net increase (decrease) in net assets from operations	(2,993,818)	45,164,417	(77,824,900)	(15,812,596)

Distributions to shareholders from:
Net investment income
Class III	—	—	(10,648,298)	(16,939,282)

Total distributions from net investment income	—	—	(10,648,298)	(16,939,282)

Net realized gains
Class III	(385,514)	(572,584)	—	—
Class IV*	(477,401)	(1,403,322)	—	—
Class VI	(27,007,381)	(47,205,130)	—	—

Total distributions from net realized gains	(27,870,296)	(49,181,036)	—	—

Net share transactions (Note 9):
Class III	2,420,526	(2,385,645)	(122,597,127)	(25,865,870)
Class IV*	(6,512,434)	(21,268,218)	—	—
Class VI	(179,700,552)	(297,185,406)	—	—

Increase (decrease) in net assets resulting from net share transactions	(183,792,460)	(320,839,269)	(122,597,127)	(25,865,870)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	14,035	31,273	—	—
Class IV*	16,478	41,137	—	—
Class VI	897,087	2,524,540	—	—

Increase in net assets resulting from purchase premiums and redemption fees	927,600	2,596,950	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(182,864,860)	(318,242,319)	(122,597,127)	(25,865,870)

Total increase (decrease) in net assets	(213,728,974)	(322,258,938)	(211,070,325)	(58,617,748)

Net assets:
Beginning of period	444,390,281	766,649,219	427,047,708	485,665,456

End of period	$230,661,307	$444,390,281	$215,977,383	$427,047,708

Accumulated undistributed net investment income	$—	$—	$—	$597,146

Distributions in excess of net investment income	$(100,672)	$(269,551)	$(179,152)	$—

*	Class IV liquidated on February 25, 2016.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Allocation Fund
	Year Ended February 28/29,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$90,905,365	$125,626,818
Net realized gain (loss)	399,793,966	898,979,412
Change in net unrealized appreciation (depreciation)	(850,530,072)	(192,803,361)

Net increase (decrease) in net assets from operations	(359,830,741)	831,802,869

Distributions to shareholders from:
Net investment income
Class III	(2,736,725)	(5,765,842)
Class IV	(6,908,903)	(3,984,621)
Class V**	—	(457,461)
Class VI	(77,939,183)	(121,109,715)

Total distributions from net investment income	(87,584,811)	(131,317,639)

Net realized gains
Class III	(18,059,938)	(43,870,051)
Class IV	(40,178,877)	(28,387,772)
Class V**	—	(5,160,021)
Class VI	(471,741,711)	(837,602,879)

Total distributions from net realized gains	(529,980,526)	(915,020,723)

Net share transactions (Note 9):
Class III	(59,318,618)	(194,245,896)
Class IV	154,174,391	146,989,519
Class V**	—	(267,575,387)
Class VI	(1,320,602,585)	(840,145,840)

Increase (decrease) in net assets resulting from net share transactions	(1,225,746,812)	(1,154,977,604)

Total increase (decrease) in net assets	(2,203,142,890)	(1,369,513,097)

Net assets:
Beginning of period	6,750,136,457	8,119,649,554

End of period	$4,546,993,567	$6,750,136,457

Accumulated undistributed net investment income	$11,963,097	$8,527,869

**	Class V liquidated on July 30, 2014

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

DEVELOPED WORLD STOCK FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2016		2015	2014	2013	2012		2016		2015	2014	2013	2012
Net asset value, beginning of period	$24.93		$24.28	$19.41	$18.35	$19.24		$24.94		$24.30	$19.42	$18.36	$19.26

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.49		0.52	0.51	0.44	0.43		0.48		0.53	0.52	0.44	0.44
Net realized and unrealized gain (loss)	(3.96)		0.80	4.75	1.12	(0.78	)(b)	(3.93)		0.80	4.76	1.13	(0.79	)(b)

Total from investment operations	(3.47)		1.32	5.26	1.56	(0.35)		(3.45)		1.33	5.28	1.57	(0.35)

Less distributions to shareholders:
From net investment income	(0.55)		(0.67)	(0.39)	(0.50)	(0.54)		(0.57)		(0.69)	(0.40)	(0.51)	(0.55)
From net realized gains	(0.90)		—	—	—	—		(0.90)		—	—	—	—

Total distributions	(1.45)		(0.67)	(0.39)	(0.50)	(0.54)		(1.47)		(0.69)	(0.40)	(0.51)	(0.55)

Net asset value, end of period	$20.01		$24.93	$24.28	$19.41	$18.35		$20.02		$24.94	$24.30	$19.42	$18.36

Total Return(c)	(14.43)%		5.60%	27.29%	8.68%	(1.64)%		(14.36)%		5.61%	27.39%	8.74%	(1.61)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,769		$158,907	$170,532	$145,072	$147,629		$248,015		$289,637	$274,238	$215,262	$197,989
Net expenses to average daily net assets(d)	0.61%		0.60%	0.61%	0.60%	0.60	%(e)	0.56%		0.55%	0.56%	0.55%	0.55	%(e)
Net investment income (loss) to average daily net assets	2.09%		2.13%	2.31%	2.38%	2.40%		2.08%		2.16%	2.37%	2.40%	2.42%
Portfolio turnover rate	99	%(f)	75%	64%	50%	56%		99	%(f)	75%	64%	50%	56%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15%		0.14%	0.10%	0.11%	0.11%		0.15%		0.14%	0.10%	0.11%	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.00 (g)	$0.00 (g)	$0.01	$0.01		$0.01		$0.00 (g)	$0.00 (g)	$0.00 (g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 79% of the average value of its portfolio.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.43		$26.16	$20.94		$20.18		$23.07		$23.70		$26.44	$21.16		$20.39		$23.31

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.57		0.66	0.80		0.56		0.63		0.59		0.69	0.86		0.56		0.65
Net realized and unrealized gain (loss)	(5.19)		(1.42)	4.88		0.85		(2.83	)(b)	(5.25)		(1.45)	4.90		0.88		(2.86	)(b)

Total from investment operations	(4.62)		(0.76)	5.68		1.41		(2.20)		(4.66)		(0.76)	5.76		1.44		(2.21)

Less distributions to shareholders:
From net investment income	(0.64)		(1.07)	(0.46)		(0.65)		(0.69)		(0.66)		(1.08)	(0.48)		(0.67)		(0.71)
From net realized gains	—		(0.90)	—		—		—		—		(0.90)	—		—		—

Total distributions	(0.64)		(1.97)	(0.46)		(0.65)		(0.69)		(0.66)		(1.98)	(0.48)		(0.67)		(0.71)

Net asset value, end of period	$18.17		$23.43	$26.16		$20.94		$20.18		$18.38		$23.70	$26.44		$21.16		$20.39

Total Return(c)	(19.99)%		(2.55)%	27.41%		7.23%		(9.51)%		(19.95)%		(2.50)%	27.53%		7.30%		(9.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,206		$118,737	$139,401		$169,056		$292,379		$1,043,305		$1,523,128	$1,555,509		$1,540,203		$1,812,184
Net expenses to average daily net assets(d)	0.72%		0.72%	0.72	%(e)	0.72	%(e)	0.72	%(e)	0.65%		0.65%	0.65	%(e)	0.65	%(e)	0.65	%(e)
Net investment income (loss) to average daily net assets	2.65%		2.63%	3.47%		2.87%		3.04%		2.70%		2.73%	3.62%		2.82%		3.09%
Portfolio turnover rate	75	%(f)	70%	48%		40%		37%		75	%(f)	70%	48%		40%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.04%	0.04%		0.04%		0.05%		0.04%		0.04%	0.04%		0.04%		0.05%

	Class IV Shares
	February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.66		$26.41	$21.14		$20.37		$23.30

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.62		0.67	0.89		0.54		0.62
Net realized and unrealized gain (loss)	(5.25)		(1.42)	4.88		0.91		(2.83	)(b)

Total from investment operations	(4.63)		(0.75)	5.77		1.45		(2.21)

Less distributions to shareholders:
From net investment income	(0.67)		(1.10)	(0.50)		(0.68)		(0.72)
From net realized gains	—		(0.90)	—		—		—

Total distributions	(0.67)		(2.00)	(0.50)		(0.68)		(0.72)

Net asset value, end of period	$18.36		$23.66	$26.41		$21.14		$20.37

Total Return(c)	(19.85)%		(2.47)%	27.60%		7.39%		(9.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,051,400		$11,374,017	$11,926,293		$7,366,819		$5,047,058
Net expenses to average daily net assets(d)	0.59%		0.59%	0.59	%(e)	0.59	%(e)	0.59	%(e)
Net investment income (loss) to average daily net assets	2.80%		2.66%	3.74%		2.70%		3.00%
Portfolio turnover rate	75	%(f)	70%	48%		40%		37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.04%	0.04%		0.04%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 59% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$30.16		$35.20	$28.96		$27.50		$30.77		$30.14		$35.18	$28.94		$27.48		$30.75

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.81		0.92	1.18		0.77		0.87		0.87		0.96	1.17		0.80		0.90
Net realized and unrealized gain (loss)	(6.71)		(2.19)	6.56		1.62		(3.15)		(6.75)		(2.21)	6.60		1.60		(3.17)

Total from investment operations	(5.90)		(1.27)	7.74		2.39		(2.28)		(5.88)		(1.25)	7.77		2.40		(2.27)

Less distributions to shareholders:
From net investment income	(0.80)		(1.46)	(1.50)		(0.93)		(0.99)		(0.82)		(1.48)	(1.53)		(0.94)		(1.00)
From net realized gains	—		(2.31)	—		—		—		—		(2.31)	—		—		—

Total distributions	(0.80)		(3.77)	(1.50)		(0.93)		(0.99)		(0.82)		(3.79)	(1.53)		(0.94)		(1.00)

Net asset value, end of period	$23.46		$30.16	$35.20		$28.96		$27.50		$23.44		$30.14	$35.18		$28.94		$27.48

Total Return(b)	(19.82)%		(3.33)%	27.30%		8.93%		(7.25)%		(19.78)%		(3.28)%	27.40%		9.00%		(7.19)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$459,614		$592,365	$598,840		$621,870		$885,023		$641,750		$1,346,483	$1,262,615		$1,394,919		$1,078,912
Net expenses to average daily net assets(c)	0.53%		0.53%	0.53	%(d)	0.53	%(d)	0.53	%(d)	0.47%		0.47%	0.47	%(d)	0.47	%(d)	0.47	%(d)
Net investment income (loss) to average daily net assets	2.90%		2.80%	3.70%		2.87%		3.10%		3.08%		2.91%	3.69%		2.93%		3.18%
Portfolio turnover rate	88	%(e)	82%	54%		47%		34%		88	%(e)	82%	54%		47%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.07%	0.06%		0.05%		0.04%		0.06%		0.07%	0.06%		0.05%		0.05%

	Class VI Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$30.11		$35.15	$28.91		$27.46		$30.72

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.46		0.94	1.58		0.79		0.92
Net realized and unrealized gain (loss)	(6.34)		(2.17)	6.17		1.61		(3.17)

Total from investment operations	(5.88)		(1.23)	7.75		2.40		(2.25)

Less distributions to shareholders:
From net investment income	(0.79)		(1.50)	(1.51)		(0.95)		(1.01)
From net realized gains	—		(2.31)	—		—		—

Total distributions	(0.79)		(3.81)	(1.51)		(0.95)		(1.01)

Net asset value, end of period	$23.44		$30.11	$35.15		$28.91		$27.46

Total Return(b)	(19.76)%		(3.24)%	27.39%		9.01%		(7.13)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$279,814		$855	$319,285		$2,481,773		$2,247,969
Net expenses to average daily net assets(c)	0.44%		0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	1.76%		2.89%	5.24%		2.89%		3.25%
Portfolio turnover rate	88	%(e)	82%	54%		47%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.07%	0.05%		0.05%		0.05%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 70% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$7.65		$10.23	$8.34		$7.44		$8.48

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.15		0.19	0.15		0.18		0.17
Net realized and unrealized gain (loss)	(1.04)		(0.73)	2.37		1.02		(0.84)

Total from investment operations	(0.89)		(0.54)	2.52		1.20		(0.67)

Less distributions to shareholders:
From net investment income	(0.17)		(0.22)	(0.45)		(0.30)		(0.37)
From net realized gains	—		(1.82)	(0.18)		—		—

Total distributions	(0.17)		(2.04)	(0.63)		(0.30)		(0.37)

Net asset value, end of period	$6.59		$7.65	$10.23		$8.34		$7.44

Total Return(b)	(11.83)%		(4.87)%	31.30%		16.75%		(8.05)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,734		$283,446	$382,688		$313,557		$368,374
Net expenses to average daily net assets(c)	0.76%		0.77%	0.77	%(d)	0.76	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	2.04%		2.15%	1.63%		2.50%		2.28%
Portfolio turnover rate	64	%(e)	83%	79%		76%		90%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18%		0.17%	0.15%		0.17%		0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01	$0.01		$0.00	(f)	$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 49% of the average value of its portfolio.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	99

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$22.98		$25.08	$23.81		$23.41		$20.81		$23.01		$25.10	$23.83		$23.42		$20.83

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.38		0.42	0.51		0.47		0.43		0.39		0.43	0.53		0.49		0.44
Net realized and unrealized gain (loss)	(1.04)		2.91	3.70		2.24		2.58		(1.05)		2.92	3.70		2.24		2.57

Total from investment operations	(0.66)		3.33	4.21		2.71		3.01		(0.66)		3.35	4.23		2.73		3.01

Less distributions to shareholders:
From net investment income	(0.42)		(0.49)	(0.53)		(0.51)		(0.41)		(0.43)		(0.50)	(0.55)		(0.52)		(0.42)
From net realized gains	(2.91)		(4.94)	(2.41)		(1.80)		—		(2.91)		(4.94)	(2.41)		(1.80)		—

Total distributions	(3.33)		(5.43)	(2.94)		(2.31)		(0.41)		(3.34)		(5.44)	(2.96)		(2.32)		(0.42)

Net asset value, end of period	$18.99		$22.98	$25.08		$23.81		$23.41		$19.01		$23.01	$25.10		$23.83		$23.42

Total Return(b)	(2.89)%		14.73%	18.38%		12.39%		14.71%		(2.88)%		14.81%	18.43%		12.47%		14.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,968,156		$5,336,063	$5,747,512		$6,682,281		$6,539,510		$1,294,033		$2,201,876	$2,134,444		$2,079,055		$2,035,597
Net expenses to average daily net assets(c)	0.48%		0.48%	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.44%		0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	1.79%		1.71%	2.04%		2.02%		2.01%		1.83%		1.77%	2.07%		2.09%		2.04%
Portfolio turnover rate	37	%(e)	60%	48%		34%		40%		37	%(e)	60%	48%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%	0.01%		0.02%		0.02%		0.02%		0.02%	0.01%		0.02%		0.02%

	Class V Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$23.01		$25.10	$23.82		$23.42		$20.82		$22.99		$25.09	$23.82		$23.41		$20.82

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.39		0.44	0.56		0.48		0.44		0.40		0.45	0.54		0.49		0.45
Net realized and unrealized gain (loss)	(1.05)		2.92	3.68		2.25		2.58		(1.04)		2.90	3.70		2.25		2.57

Total from investment operations	(0.66)		3.36	4.24		2.73		3.02		(0.64)		3.35	4.24		2.74		3.02

Less distributions to shareholders:
From net investment income	(0.43)		(0.51)	(0.55)		(0.53)		(0.42)		(0.45)		(0.51)	(0.56)		(0.53)		(0.43)
From net realized gains	(2.91)		(4.94)	(2.41)		(1.80)		—		(2.91)		(4.94)	(2.41)		(1.80)		—

Total distributions	(3.34)		(5.45)	(2.96)		(2.33)		(0.42)		(3.36)		(5.45)	(2.97)		(2.33)		(0.43)

Net asset value, end of period	$19.01		$23.01	$25.10		$23.82		$23.42		$18.99		$22.99	$25.09		$23.82		$23.41

Total Return(b)	(2.89)%		14.86%	18.49%		12.45%		14.74%		(2.83)%		14.83%	18.50%		12.53%		14.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$277,186		$267,809	$653,307		$455,097		$578,367		$1,732,420		$2,496,930	$3,675,950		$4,140,416		$9,816,202
Net expenses to average daily net assets(c)	0.42%		0.42%	0.42	%(d)	0.41	%(d)	0.42	%(d)	0.39%		0.39%	0.39	%(d)	0.38	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets	1.85%		1.81%	2.22%		2.05%		2.08%		1.88%		1.83%	2.13%		2.10%		2.09%
Portfolio turnover rate	37	%(e)	60%	48%		34%		40%		37	%(e)	60%	48%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%	0.01%		0.02%		0.02%		0.02%		0.02%	0.01%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 17% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

100	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2016		2015		2014		2013		2012(a)		2016		2015		2014(h)
Net asset value, beginning of period	$16.33		$21.88		$21.59		$22.96		$20.00		$16.28		$21.86		$21.40

Income (loss) from investment operations:
Net investment income (loss)†(b)	0.47		0.87		0.51		0.32		0.03		0.46		0.75		0.45
Net realized and unrealized gain (loss)	(4.67)		(3.77)		0.45		(1.25	)(c)	2.93		(4.63)		(3.65)		0.70

Total from investment operations	(4.20)		(2.90)		0.96		(0.93)		2.96		(4.17)		(2.90)		1.15

Less distributions to shareholders:
From net investment income	(0.39)		(1.03)		(0.40)		(0.20)		—		(0.40)		(1.06)		(0.42)
From net realized gains	—		(1.62)		(0.27)		(0.24)		—		—		(1.62)		(0.27)

Total distributions	(0.39)		(2.65)		(0.67)		(0.44)		—		(0.40)		(2.68)		(0.69)

Net asset value, end of period	$11.74		$16.33		$21.88		$21.59		$22.96		$11.71		$16.28		$21.86

Total Return(d)	(25.76)%		(12.81)%		4.54%		(4.00)%		14.80	%**	(25.68)%		(12.82)%		5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,864		$23,734		$81,646		$104,241		$8,101		$170,919		$119,308		$138,358
Net expenses to average daily net assets	0.77	%(e)	0.76	%(e)	0.75	%(e)(f)	0.77	%(e)	0.75	%*	0.72	%(e)	0.71	%(e)	0.70	%*(e)(f)
Net investment income (loss) to average daily net assets	3.36%		4.01%		2.36%		1.48%		0.78	%*	3.31%		3.58%		2.23	%*
Portfolio turnover rate	130	%(g)	126%		40%		51%		15	%**	130	%(g)	126%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%		0.08%		0.10%		0.73%		7.69	%*	0.11%		0.09%		0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.07		$0.06		$0.22		$0.06		$0.02		$0.03		$0.03

(a)	Period from December 28, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 92% of the average value of its portfolio.
(h)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	101

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares							Class VI Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2016	2015		2014		2013(a)		2016	2015		2014		2013(b)
Net asset value, beginning of period	$9.91	$10.58		$10.53		$10.27		$9.94	$10.60		$10.53		$10.00

Income (loss) from investment operations:
Net investment income (loss)†(c)	(0.04)	(0.06)		(0.06)		(0.01)		(0.04)	(0.05)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	(0.10)	0.34		0.71		0.27		(0.10)	0.34		0.72		0.54

Total from investment operations	(0.14)	0.28		0.65		0.26		(0.14)	0.29		0.67		0.53

Less distributions to shareholders:
From net realized gains	(0.80)	(0.95)		(0.60)		—		(0.80)	(0.95)		(0.60)		—

Total distributions	(0.80)	(0.95)		(0.60)		—		(0.80)	(0.95)		(0.60)		—

Net asset value, end of period	$8.97	$9.91		$10.58		$10.53		$9.00	$9.94		$10.60		$10.53

Total Return(d)	(1.66)%	3.19%		6.42%		2.53	%**	(1.65)%	3.29%		6.61%		5.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,807	$4,832		$7,489		$6,793		$223,854	$432,465		$730,196		$616,464
Net expenses to average daily net assets	0.60%	0.61	%(e)	0.60	%(e)(f)	0.60	%(e)(f)*	0.51%	0.51	%(e)	0.51	%(e)(f)	0.51	%(e)(f)*
Net investment income (loss) to average daily net assets	(0.45)%	(0.58)%		(0.57)%		(0.56	)%*	(0.37)%	(0.49)%		(0.48)%		(0.46	)%*
Portfolio turnover rate	0%	112%		0%		0	%**	0%	112%		0%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04%		0.05%		0.08	%*	0.05%	0.03%		0.05%		0.10	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03	$0.05		$0.00	(g)	$0.01		$0.02	$0.04		$0.00	(g)	$0.02

(a)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(b)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

102	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014	2013		2012
Net asset value, beginning of period	$16.80		$18.03	$14.56	$13.80		$15.41

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.40		0.47	0.57	0.39		0.43
Net realized and unrealized gain (loss)	(3.82)		(1.05)	3.37	0.83		(1.59)

Total from investment operations	(3.42)		(0.58)	3.94	1.22		(1.16)

Less distributions to shareholders:
From net investment income	(0.46)		(0.65)	(0.47)	(0.46)		(0.45)

Total distributions	(0.46)		(0.65)	(0.47)	(0.46)		(0.45)

Net asset value, end of period	$12.92		$16.80	$18.03	$14.56		$13.80

Total Return(b)	(20.63)%		(3.10)%	27.37%	8.99%		(7.35)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$215,977		$427,048	$485,665	$479,005		$505,282
Net expenses to average daily net assets(c)	0.66%		0.66%	0.66%	0.67	%(d)	0.65	%(d)
Net investment income (loss) to average daily net assets	2.59%		2.71%	3.54%	2.83%		3.02%
Portfolio turnover rate	79	%(e)	69%	49%	54%		48%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14%		0.12%	0.10%	0.12%		0.11%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 55% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY ALLOCATION FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$16.61		$17.27	$14.51		$13.06		$12.00		$16.58		$17.24	$14.48		$13.04		$11.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.28	0.28		0.26		0.22		0.25		0.29	0.29		0.27		0.22
Net realized and unrealized gain (loss)	(1.20)		1.66	2.77		1.47		1.08		(1.20)		1.66	2.77		1.46		1.08

Total from investment operations	(0.96)		1.94	3.05		1.73		1.30		(0.95)		1.95	3.06		1.73		1.30

Less distributions to shareholders:
From net investment income	(0.26)		(0.31)	(0.29)		(0.28)		(0.24)		(0.27)		(0.32)	(0.30)		(0.29)		(0.24)
From net realized gains	(1.60)		(2.29)	—		—		—		(1.60)		(2.29)	—		—		—

Total distributions	(1.86)		(2.60)	(0.29)		(0.28)		(0.24)		(1.87)		(2.61)	(0.30)		(0.29)		(0.24)

Net asset value, end of period	$13.79		$16.61	$17.27		$14.51		$13.06		$13.76		$16.58	$17.24		$14.48		$13.04

Total Return(b)	(6.17)%		12.18%	21.11%		13.40%		11.00%		(6.10)%		12.27%	21.21%		13.40%		11.05%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,615		$286,934	$488,982		$188,363		$259,751		$513,751		$431,841	$288,782		$44,849		$52,486
Net expenses to average daily net assets(d)	0.46%		0.46%	0.46	%(c)	0.46	%(c)	0.46	%(c)	0.41%		0.41%	0.41	%(c)	0.41	%(c)	0.41	%(c)
Net investment income (loss) to average daily net assets	1.57%		1.59%	1.71%		1.95%		1.82%		1.65%		1.63%	1.75%		2.01%		1.88%
Portfolio turnover rate	89	%(e)	67%	74%		79%		61%		89	%(e)	67%	74%		79%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%	0.02%		0.02%		0.03%		0.02%		0.02%	0.02%		0.02%		0.03%

	Class VI Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$16.54		$17.21	$14.47		$13.02		$11.97

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.30	0.30		0.28		0.23
Net realized and unrealized gain (loss)	(1.19)		1.65	2.74		1.46		1.07

Total from investment operations	(0.93)		1.95	3.04		1.74		1.30

Less distributions to shareholders:
From net investment income	(0.28)		(0.33)	(0.30)		(0.29)		(0.25)
From net realized gains	(1.60)		(2.29)	—		—		—

Total distributions	(1.88)		(2.62)	(0.30)		(0.29)		(0.25)

Net asset value, end of period	$13.73		$16.54	$17.21		$14.47		$13.02

Total Return(b)	(6.02)%		12.28%	21.14%		13.56%		11.06%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,838,628		$6,031,361	$7,082,304		$1,249,117		$1,095,053
Net expenses to average daily net assets(d)	0.37%		0.37%	0.37	%(c)	0.37	%(c)	0.37	%(c)
Net investment income (loss) to average daily net assets	1.68%		1.70%	1.85%		2.08%		1.93%
Portfolio turnover rate	89	%(e)	67%	74%		79%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%		0.02%	0.02%		0.02%		0.03%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 63% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 29, 2016

1.	Organization

Each of Developed World Stock Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund and U.S. Equity Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”).

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Developed World Stock Fund	MSCI World Index	High total return
International Equity Fund	MSCI EAFE Index	High total return
International Large/Mid Cap Equity Fund	MSCI EAFE Index	High total return
International Small Companies Fund	MSCI EAFE Small Cap Index	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	MSCI ACWI Commodity Producers Index	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	MSCI EAFE Index (after tax)	High after-tax total return
U.S. Equity Allocation Fund	S&P 500 Index	High total return

Developed World Stock Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and Risk Premium Fund currently limit subscriptions.

Developed World Stock Fund, International Equity Fund, Quality Fund, Risk Premium Fund, and U.S. Equity Allocation Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular

105

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February 29, 2016

fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of February 29, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of February 29, 2016 is as follows:

Securities and Derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)
Developed World Stock Fund	< 1%		43%
International Equity Fund	0	%*	90%
International Large/Mid Cap Equity Fund	0	%*	91%
International Small Companies Fund	0	%*	96%
Quality Fund	—		14%
Resources Fund	—		77%
Risk Premium Fund	—		1%
Tax-Managed International Equities Fund	0	%*	85%
U.S. Equity Allocation Fund	—		—

*	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

106

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Notes to Financial Statements — (Continued)

February 29, 2016

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At February 29, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). This standard eliminates the requirement to include investments whose fair values are measured at net asset value (“NAV”) as a practical expedient within the fair value hierarchy table in an effort to reduce inconsistency in the leveling of certain investments. The new guidance is effective for fiscal years beginning after December 15, 2015. GMO is currently evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2016:

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,603,755	$—	$4,603,755
Austria	—	571,736	—	571,736
Belgium	—	1,494,589	—	1,494,589
Brazil	—	202,131	—	202,131
Canada	10,232,350	—	—	10,232,350
China	6,955,446	2,625,819	—	9,581,265
Czech Republic	—	152,696	—	152,696
Denmark	—	1,071,151	—	1,071,151
Finland	—	975,240	—	975,240
France	—	19,670,964	—	19,670,964
Germany	—	17,572,457	—	17,572,457
Hong Kong	—	2,874,294	—	2,874,294
Hungary	—	32,485	—	32,485

107

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February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
India	$—	$103,523	$—	$103,523
Ireland	—	364,520	—	364,520
Israel	74,763	427,702	—	502,465
Italy	—	3,953,277	—	3,953,277
Japan	—	40,522,021	—	40,522,021
Mexico	38,364	—	—	38,364
Netherlands	—	4,003,542	—	4,003,542
Norway	—	2,503,440	—	2,503,440
Poland	—	234,581	—	234,581
Portugal	—	385,718	—	385,718
Russia	—	2,577,792	—	2,577,792
Singapore	—	435,172	—	435,172
South Africa	—	433,117	3	433,120
South Korea	—	2,200,660	—	2,200,660
Spain	—	3,655,762	—	3,655,762
Sweden	—	2,626,897	—	2,626,897
Switzerland	—	5,519,315	—	5,519,315
Taiwan	400,350	1,646,481	99,286	2,146,117
Thailand	—	79,618	—	79,618
Turkey	—	332,551	—	332,551
United Kingdom	—	22,418,241	—	22,418,241
United States	148,828,222	—	—	148,828,222

TOTAL COMMON STOCKS	166,529,495	146,271,247	99,289	312,900,031

Preferred Stocks
Brazil	—	403,773	—	403,773
Germany	—	1,636,390	—	1,636,390
Russia	—	71,143	—	71,143
South Korea	—	308,741	—	308,741

TOTAL PREFERRED STOCKS	—	2,420,047	—	2,420,047

Mutual Funds
United States	21,471,541	—	—	21,471,541

TOTAL MUTUAL FUNDS	21,471,541	—	—	21,471,541

Short-Term Investments	2,180,789	—	—	2,180,789

Total Investments	190,181,825	148,691,294	99,289	338,972,408

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	458,392	—	458,392
Futures Contracts
Equity Risk	25,660	—	—	25,660

Total	$190,207,485	$149,149,686	$99,289	$339,456,460

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$(3,115)	$—	$—	$(3,115)
Swap Contracts
Equity Risk	—	(5,620)	—	(5,620)

Total	$(3,115)	$(5,620)	$—	$(8,735)

108

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$290,374,897	$—		$290,374,897
Austria	—	34,768,586	0	**	34,768,586
Belgium	—	111,993,189	—		111,993,189
Canada	436,344,194	—	—		436,344,194
Denmark	—	54,325,770	—		54,325,770
Finland	—	71,757,339	—		71,757,339
France	—	907,066,258	—		907,066,258
Germany	—	855,898,170	—		855,898,170
Hong Kong	—	237,016,897	—		237,016,897
Ireland	—	17,645,112	—		17,645,112
Israel	14,096,979	56,578,036	—		70,675,015
Italy	—	221,914,556	—		221,914,556
Japan	—	2,049,727,566	—		2,049,727,566
Malta	—	—	0	**	0 **
Netherlands	—	225,799,327	—		225,799,327
New Zealand	—	17,780,444	—		17,780,444
Norway	—	142,413,862	—		142,413,862
Portugal	—	21,894,420	—		21,894,420
Singapore	—	50,793,675	—		50,793,675
Spain	—	191,305,713	—		191,305,713
Sweden	—	121,826,531	—		121,826,531
Switzerland	—	336,235,510	—		336,235,510
United Kingdom	—	1,307,401,357	—		1,307,401,357

TOTAL COMMON STOCKS	450,441,173	7,324,517,215	0	**	7,774,958,388

Preferred Stocks
Germany	—	60,424,456	—		60,424,456

TOTAL PREFERRED STOCKS	—	60,424,456	—		60,424,456

Mutual Funds
United States	296,198,769	—	—		296,198,769

TOTAL MUTUAL FUNDS	296,198,769	—	—		296,198,769

Short-Term Investments	9,668,727	—	—		9,668,727

Total Investments	756,308,669	7,384,941,671	0	**	8,141,250,340

Derivatives*
Futures Contracts
Equity Risk	—	3,717,696	—		3,717,696

Total	$756,308,669	$7,388,659,367	$0	**	$8,144,968,036

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	$—	$(651,095)	$—		$(651,095)

Total	$—	$(651,095)	$—		$(651,095)

109

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
International Large/Mid Cap Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$48,835,376	$—		$48,835,376
Austria	—	5,970,824	—		5,970,824
Belgium	—	17,648,657	—		17,648,657
Canada	70,412,319	—	—		70,412,319
Denmark	—	8,047,631	—		8,047,631
Finland	—	11,447,062	—		11,447,062
France	—	154,353,675	—		154,353,675
Germany	—	153,780,944	—		153,780,944
Hong Kong	—	38,612,151	—		38,612,151
Ireland	—	1,083,089	—		1,083,089
Israel	5,183,568	9,755,897	—		14,939,465
Italy	—	32,992,592	—		32,992,592
Japan	—	371,871,119	—		371,871,119
Malta	—	—	0	**	0	**
Netherlands	—	46,845,844	—		46,845,844
New Zealand	—	3,966,683	—		3,966,683
Norway	—	23,337,618	—		23,337,618
Portugal	—	372,220	—		372,220
Singapore	—	5,131,173	—		5,131,173
Spain	—	24,951,826	—		24,951,826
Sweden	—	18,628,613	—		18,628,613
Switzerland	—	56,506,546	—		56,506,546
United Kingdom	—	210,496,444	—		210,496,444

TOTAL COMMON STOCKS	75,595,887	1,244,635,984	0	**	1,320,231,871

Preferred Stocks
Germany	—	9,597,914	—		9,597,914

TOTAL PREFERRED STOCKS	—	9,597,914	—		9,597,914

Mutual Funds
United States	50,481,592	—	—		50,481,592

TOTAL MUTUAL FUNDS	50,481,592	—	—		50,481,592

Short-Term Investments	3,662,617	—	—		3,662,617

Total Investments	129,740,096	1,254,233,898	0	**	1,383,973,994

Derivatives*
Futures Contracts
Equity Risk	49,665	—	—		49,665

Total	$129,789,761	$1,254,233,898	$0	**	$1,384,023,659

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$4,359,153	$—		$4,359,153
Austria	—	1,224,628	0	**	1,224,628
Belgium	—	3,174,163	—		3,174,163
Brazil	—	146,542	—		146,542
Canada	6,236,792	—	—		6,236,792
China	—	6,888,891	0	**	6,888,891
Denmark	—	2,303,249	—		2,303,249
Finland	—	6,945,608	—		6,945,608

110

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Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
France	$—	$8,715,889	$—		$8,715,889
Germany	—	17,091,702	—		17,091,702
Greece	—	428,685	—		428,685
Hong Kong	—	3,622,234	—		3,622,234
Hungary	—	538,210	—		538,210
India	—	185,797	—		185,797
Indonesia	—	185,831	—		185,831
Ireland	—	2,114,212	—		2,114,212
Israel	—	1,106,458	—		1,106,458
Italy	—	10,343,155	—		10,343,155
Japan	—	62,795,033	—		62,795,033
Mexico	82,243	—	—		82,243
Netherlands	—	5,930,815	—		5,930,815
Norway	—	2,419,716	—		2,419,716
Poland	—	1,133,753	—		1,133,753
Portugal	—	1,279,588	—		1,279,588
Russia	—	709,255	—		709,255
Singapore	—	1,523,717	—		1,523,717
South Africa	—	2,212,286	—		2,212,286
South Korea	—	4,477,416	—		4,477,416
Spain	—	3,431,744	—		3,431,744
Sweden	—	10,034,577	—		10,034,577
Switzerland	—	874,229	—		874,229
Taiwan	—	4,953,375	0	**	4,953,375
Thailand	—	247,000	—		247,000
Turkey	—	966,392	—		966,392
Ukraine	—	32,969	—		32,969
United Kingdom	—	60,119,934	—		60,119,934
United States	403,000	—	—		403,000

TOTAL COMMON STOCKS	6,722,035	232,516,206	0	**	239,238,241

Preferred Stocks
Brazil	—	1,396,150	—		1,396,150
Germany	—	896,858	—		896,858

TOTAL PREFERRED STOCKS	—	2,293,008	—		2,293,008

Rights/Warrants
Malaysia	169	—	—		169

TOTAL RIGHTS/WARRANTS	169	—	—		169

Mutual Funds
United States	3,326,167	—	—		3,326,167

TOTAL MUTUAL FUNDS	3,326,167	—	—		3,326,167

Short-Term Investments	489,093	—	—		489,093

Total Investments	10,537,464	234,809,214	—		245,346,678

Total	$10,537,464	$234,809,214	$0	**	$245,346,678

Quality Fund
Asset Valuation Inputs
Common Stocks
United States	$6,069,440,897	$—	$—		$6,069,440,897
United Kingdom	—	557,786,794	—		557,786,794
France	—	29,499,518	—		29,499,518
Switzerland	—	195,325,758	—		195,325,758

111

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Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Quality Fund (continued)
Asset Valuation Inputs (continued)
Netherlands	$—	$149,069,195	$—	$149,069,195
Germany	—	27,229,642	—	27,229,642
Japan	—	87,848,517	—	87,848,517

TOTAL COMMON STOCKS	6,069,440,897	1,046,759,424	—	7,116,200,321

Mutual Funds
United States	117,824,375	—	—	117,824,375

TOTAL MUTUAL FUNDS	117,824,375	—	—	117,824,375

Short-Term Investments	5,970,304	—	—	5,970,304

Total Investments	6,193,235,576	1,046,759,424	—	7,239,995,000

Total	$6,193,235,576	$1,046,759,424	$—	$7,239,995,000

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$3,678,584	$—	$—	$3,678,584
Australia	—	1,601,856	—	1,601,856
Austria	—	1,693,856	—	1,693,856
Brazil	—	1,600,422	—	1,600,422
Canada	6,111,004	—	—	6,111,004
Chile	—	22,079	—	22,079
China	—	1,550,647	—	1,550,647
Colombia	332,595	—	—	332,595
Czech Republic	—	1,945,586	—	1,945,586
France	—	5,354,382	—	5,354,382
Germany	—	2,823,778	—	2,823,778
Greece	—	152,684	—	152,684
Hungary	—	1,070,512	—	1,070,512
India	—	1,449,653	—	1,449,653
Indonesia	—	257,465	—	257,465
Israel	—	1,587,017	—	1,587,017
Italy	—	2,399,679	—	2,399,679
Japan	—	4,708,900	—	4,708,900
Kazakhstan	—	68,312	—	68,312
Malaysia	—	14,048	—	14,048
Netherlands	—	586,991	—	586,991
Norway	—	15,529,199	—	15,529,199
Poland	—	4,315,186	—	4,315,186
Russia	—	24,975,815	—	24,975,815
Singapore	—	3,424,057	—	3,424,057
South Africa	—	1,236,124	—	1,236,124
South Korea	—	455,049	—	455,049
Spain	—	3,584,290	—	3,584,290
Sweden	—	557,015	—	557,015
Thailand	—	2,918,296	—	2,918,296
Turkey	—	1,024,619	—	1,024,619
Ukraine	—	1,219,652	—	1,219,652
United Arab Emirates	—	199,926	—	199,926
United Kingdom	—	46,903,441	—	46,903,441
United States	22,796,626	—	—	22,796,626

TOTAL COMMON STOCKS	32,918,809	135,230,536	—	168,149,345

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$1,056,662	$—		$1,056,662
Chile	6,162,807	1,516,296	—		7,679,103
Russia	—	4,837,272	—		4,837,272

TOTAL PREFERRED STOCKS	6,162,807	7,410,230	—		13,573,037

Mutual Funds
United States	2,000,000	—	—		2,000,000

TOTAL MUTUAL FUNDS	2,000,000	—	—		2,000,000

Short-Term Investments	481,274	—	—		481,274

Total Investments	41,562,890	142,640,766	—		184,203,656

Total	$41,562,890	$142,640,766	$—		$184,203,656

Risk Premium Fund
Asset Valuation Inputs
Short-Term Investments	$232,153,750	$—	$—		$232,153,750

Total Investments	232,153,750	—	—		232,153,750

Total	$232,153,750	$—	$—		$232,153,750

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(1,742,400)	$(2,361,685)	$—		$(4,104,085)

Total	$(1,742,400)	$(2,361,685)	$—		$(4,104,085)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$6,935,155	$—		$6,935,155
Austria	—	706,169	0	**	706,169
Belgium	—	3,463,275	—		3,463,275
Brazil	—	298,322	—		298,322
Canada	13,476,921	—	—		13,476,921
China	717,463	3,992,828	—		4,710,291
Czech Republic	—	56,056	—		56,056
Denmark	—	814,806	—		814,806
Finland	—	2,952,923	—		2,952,923
France	—	23,779,549	0	**	23,779,549
Germany	—	18,990,932	—		18,990,932
Hong Kong	—	5,508,176	—		5,508,176
Hungary	—	74,097	—		74,097
India	—	156,034	—		156,034
Ireland	—	790,792	—		790,792
Israel	616,224	2,593,317	—		3,209,541
Italy	—	8,249,364	—		8,249,364
Japan	—	46,087,315	—		46,087,315
Malta	—	—	0	**	0 **
Mexico	268,857	—	—		268,857
Netherlands	—	5,472,818	—		5,472,818
New Zealand	—	425,269	—		425,269
Norway	—	2,381,416	—		2,381,416

113

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Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Poland	$—	$198,680	$—		$198,680
Portugal	—	447,614	—		447,614
Russia	—	662,713	—		662,713
Singapore	—	2,111,689	—		2,111,689
South Africa	—	1,111,349	—		1,111,349
South Korea	—	2,022,629	—		2,022,629
Spain	—	3,064,200	—		3,064,200
Sweden	—	1,919,885	—		1,919,885
Switzerland	—	5,572,054	—		5,572,054
Taiwan	348,540	2,722,986	—		3,071,526
Thailand	—	85,685	—		85,685
Turkey	—	227,619	—		227,619
Ukraine	—	53,665	—		53,665
United Arab Emirates	—	20,693	—		20,693
United Kingdom	—	27,696,061	—		27,696,061

TOTAL COMMON STOCKS	15,428,005	181,646,135	0	**	197,074,140

Preferred Stocks
Brazil	—	503,676	—		503,676
Germany	—	1,843,671	—		1,843,671
Russia	—	228,163	—		228,163
South Korea	—	398,041	—		398,041

TOTAL PREFERRED STOCKS	—	2,973,551	—		2,973,551

Mutual Funds
United States	14,106,048	—	—		14,106,048

TOTAL MUTUAL FUNDS	14,106,048	—	—		14,106,048

Short-Term Investments	1,107,298	—	—		1,107,298

Total Investments	$30,641,351	$184,619,686	$0	**	$215,261,037

Derivatives*
Futures Contracts
Equity Risk	$25,330	$—	$—		$25,330

Total	$30,666,681	$184,619,686	$0	**	$215,286,367

U.S. Equity Allocation Fund
Asset Valuation Inputs
Common Stocks	$4,375,213,362	$—	$—		$4,375,213,362
Mutual Funds	159,329,373	—	—		159,329,373

Short-Term Investments	6,294,550	—	—		6,294,550

Total Investments	4,540,837,285	—	—		4,540,837,285

Total	$4,540,837,285	$—	$—		$4,540,837,285

Liability Valuation Inputs
Derivatives*
Futures Contracts
Equity Risk	(27,300)	—	—		(27,300)
Swap Contracts
Equity Risk	—	(137,535)	—		(137,535)

Total	$(27,300)	$(137,535)	$—		$(164,835)

114

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Notes to Financial Statements — (Continued)

February 29, 2016

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

The underlying GMO funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the year ended February 29, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*		Balances as of February 29, 2016		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Developed World Stock Fund
Common Stocks
South Africa	$4	$—	$—	$—	$—	$(1)	$—	$—		$3		$(1)
Taiwan	585,474	—	(482,129)	—	55,559	(59,618)	—	—		99,286		(9,678)

Total	$585,478	$—	$(482,129)	$—	$55,559	$(59,619)	$—	$—		$99,289		$(9,679)

International Large/Mid Cap Equity Fund
Common Stocks
Hong Kong	$—	$684,473	$(1,190,025)	$—	$505,552	$—	$—	$—		$—		$—
Netherlands	—	—	—	—	(1,910,366)	1,910,366	—	—		—		—

Total	$—	$684,473	$(1,190,025)	$—	$(1,404,814)	$1,910,366	$—	$—		$—		$—

International Small Companies Fund
Common Stocks
Belgium	$16	$—	$(16)	$—	$—	$—	$—	$—		$—		$—
China	—	310,763	—	—	—	(232,031)	—	(78,732	)**	—		—
Greece	5,093	—	0	—	(399,244)	394,151	—	—		—		—
Netherlands	—	—	0	—	(277,641)	277,641	—	—		—		—
Rights/Warrants
Hong Kong	$—	$15,200	$—	$—	$(15,200)	$—	$—	$—		$—		$—

Total	$5,109	$325,963	$(16)	$—	$(692,085)	$439,761	$—	$(78,732)		$—		$—

Resources Fund
Common Stocks
Indonesia	$—	$114,701	$—	$—	$—	$(60,023)	$—	$(54,678	)**	$—		$—
United Kingdom	—	41,371	—	—	(41,371)	—	—	—		—		$—

Total	$—	$156,072	$—	$—	$(41,371)	$(60,023)	$—	$(54,678)		$—		$—

Tax-Managed International Equities Fund
Common Stocks
France	$18	$—	$—	$—	$—	$(18)	$—	$—		$0	***	$(18)

Total	$18	$—	$—	$—	$—	$(18)	$—	$—		$0	***	$(18)

115

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Notes to Financial Statements — (Continued)

February 29, 2016

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

The net aggregate direct and indirect exposure to investments in securities using Level 3 inputs (based on each Fund’s net assets) as of February 29, 2016 were as follows:

Fund Name	Level 3 securities
Developed World Stock Fund	< 1%
International Equity Fund	0	%*
International Large/Mid Cap Equity Fund	0	%*
International Small Companies Fund	0	%*
Quality Fund	—
Resources Fund	—
Risk Premium Fund	—
Tax-Managed International Equities Fund	0	%*
U.S. Equity Allocation Fund	—

*	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended February 29, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on

116

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. GAAP and tax accounting differences for each Fund primarily relate to reasons described in the following table:

Differences related to:	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Capital loss carry forwards		X	X	X		X		X	X
Derivative contract transactions	X	X					X		X
Dividend income and withholding tax reclaim reserves		X	X		X			X
Dividends received from underlying investments	X	X	X			X		X
Foreign currency transactions	X	X				X	X	X
Late-year ordinary losses						X	X
Losses on wash sale transactions	X	X	X	X	X	X		X	X
Net operating losses							X
Passive foreign investment company transactions	X	X	X	X				X
Post-October capital losses	X	X	X	X	X	X	X	X	X
Redemption in-kind transactions		X							X
Subscription in-kind transactions									X

117

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2016			Tax year ended February 28, 2015

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Developed World Stock Fund	12,232,860	12,287,206	24,520,066	12,326,648	—	12,326,648
International Equity Fund	297,084,415	—	297,084,415	582,650,714	479,589,102	1,062,239,816
International Large/Mid Cap Equity Fund	53,270,911	—	53,270,911	87,620,751	137,188,401	244,809,152
International Small Companies Fund	6,197,734	—	6,197,734	15,172,826	51,686,047	66,858,873
Quality Fund	231,512,893	1,059,027,580	1,290,540,473	339,755,698	2,019,166,328	2,358,922,026
Resources Fund	5,880,372	—	5,880,372	13,692,517	4,094,198	17,786,715
Risk Premium Fund	10,047,911	17,822,385	27,870,296	23,138,027	26,043,009	49,181,036
Tax-Managed International Equities Fund	10,648,298	—	10,648,298	16,939,282	—	16,939,282
U.S. Equity Allocation Fund	95,609,558	521,955,779	617,565,337	131,317,639	915,020,723	1,046,338,362

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses ($)
Developed World Stock Fund	1,448,008	—	—	—	(15,122,379)
International Equity Fund	17,401,542	—	—	(175,725,225)	(632,906,576)
International Large/Mid Cap Equity Fund	3,655,753	—	—	(312,431,875)	(143,186,428)
International Small Companies Fund	—	—	(50,574)	(2,502,825)	(1,264,827)
Quality Fund	19,422,809	119,089,934	—	—	(20,790,166)
Resources Fund	327,601	—	—	(32,973,373)	(9,712,516)
Risk Premium Fund	96,832	—	(100,672)	—	(11,550,422)
Tax-Managed International Equities Fund	293,086	—	—	(36,827,092)	(7,603,672)
U.S. Equity Allocation Fund	12,784,764	34,224,553	—	(75,916,756)	(7,384,375)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital

118

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)			Total Short- Term ($)	Long- Term ($)
Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date		No Expiration Date
Developed World Stock Fund	—	—	—	—	—
International Equity Fund	—	—	(67,723,306)	(67,723,306)	(108,001,919)
International Large/Mid Cap Equity Fund	(215,593,848)	(47,181,759)	(1,648,399)	(264,424,006)	(48,007,869)
International Small Companies Fund	—	—	(2,465,476)	(2,465,476)	(37,349)
Quality Fund	—	—	—	—	—
Resources Fund	—	—	(14,887,084)	(14,887,084)	(18,086,289)
Risk Premium Fund	—	—	—	—	—
Tax-Managed International Equities Fund	(10,176,681)	—	(21,738,493)	(31,915,174)	(4,911,918)
U.S. Equity Allocation Fund	(75,916,756)	—	—	(75,916,756)	—

As of February 29, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Developed World Stock Fund	369,755,389	19,506,590	(50,289,571)	(30,782,981)
International Equity Fund	9,494,830,011	251,179,715	(1,604,759,386)	(1,353,579,671)
International Large/Mid Cap Equity Fund	1,619,307,659	42,306,852	(277,640,517)	(235,333,665)
International Small Companies Fund	278,378,431	16,261,194	(49,292,947)	(33,031,753)
Quality Fund	6,757,766,895	776,493,324	(294,265,219)	482,228,105
Resources Fund	231,122,466	6,275,170	(53,193,980)	(46,918,810)
Risk Premium Fund	232,159,838	3,421	(9,509)	(6,088)
Tax-Managed International Equities Fund	211,594,928	25,351,771	(21,685,662)	3,666,109
U.S. Equity Allocation Fund	4,646,651,988	280,994,762	(386,809,465)	(105,814,703)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio

119

GMO Trust Funds

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February 29, 2016

transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent except for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund. For Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accounting agent. State Street serves as the transfer agent for all Funds. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance the Funds maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013 for Quality Fund, U.S. Equity Allocation Fund and Risk Premium Fund, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

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As of February 29, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax- Managed International Equities Fund	U.S. Equity Allocation Fund
Purchase Premium	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—
Redemption Fee	0.25%	—	—	0.50%	—	0.30%	0.15%	—	—

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments							X
Credit Risk							X
Illiquidity Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X		X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X
Commodities Risk						X
Merger Arbitrage Risk							X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X				X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

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Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained

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historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government, or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include

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asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

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A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for

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example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

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• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

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Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability. Companies in the natural resources sector may also be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resources companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

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• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage

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transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended ‘naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

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The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Developed World Stock Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

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The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Developed World Stock Fund	International Equity Fund	International Large/Mid Cap Equity Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation
Forward currency contracts
Manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X		X		X	X
Maintain the diversity and liquidity of the portfolio	X	X	X				X	X
Options (Written)
Substitute for direct equity investment	X	X	X			X	X
Swaps
Substitute for direct investments in securities	X							X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X	X		X

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February 29, 2016

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

For the year ended February 29, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Developed World Stock Fund
Outstanding, beginning of year	—	—	$—	—	—	$—
Options written	—	67	92,267	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(67)	(92,267)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of year	—	—	$—	—	—	$—

International Equity Fund
Outstanding, beginning of year	—	—	$—	—	—	$—
Options written	—	1,652	2,274,994	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(1,652)	(2,274,994)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of year	—	—	$—	—	—	$—

International Large/Mid Cap Equity Fund
Outstanding, beginning of year	—	—	$—	—	—	$—
Options written	—	309	425,529	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(309)	(425,529)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of year	—	—	$—	—	—	$—

Risk Premium Fund
Outstanding, beginning of year	—	8,152	$9,022,610	—	—	$—
Options written	—	109,750	142,715,944	—	—	—
Options bought back	—	(77,026)	(97,360,265)	—	—	—
Options expired	—	(36,077)	(45,426,447)	—	—	—
Options exercised	—	(525)	(2,180,745)	—	—	—

Outstanding, end of year	—	4,274	$6,771,097	—	—	$—

Tax-Managed International Equities Fund
Outstanding, beginning of year	—	—	$—	—	—	$—
Options written	—	60	82,627	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(60)	(82,627)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of year	—	—	$—	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016 and the Statements of Operations for the year ended February 29, 2016^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Developed World Stock Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$458,392	$—	$—	$458,392
Unrealized Appreciation on Futures Contracts*	—	25,660	—	—	—	25,660

Total	$—	$25,660	$458,392	$—	$—	$484,052

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$25,660	$458,392	$—	$—	$484,052

Liabilities:
Unrealized Depreciation on Futures Contracts*	$—	$(3,115)	$—	$—	$—	$(3,115)
Unrealized Depreciation on Swap Contracts*	—	(5,620)	—	—	—	(5,620)

Total	$—	$(8,735)	$—	$—	$—	$(8,735)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(8,735)	$—	$—	$—	$(8,735)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(628)	$—	$—	$—	$(628)
Forward Currency Contracts	—	—	9,401	—	—	9,401
Futures Contracts	—	(231,485)	—	—	—	(231,485)
Written Options	—	92,267	—	—	—	92,267
Swap Contracts	—	17,637	—	—	—	17,637

Total	$—	$(122,209)	$9,401	$—	$—	$(112,808)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(75)	$—	$—	$—	$(75)
Forward Currency Contracts	—	—	458,392	—	—	458,392
Futures Contracts	—	22,545	—	—	—	22,545
Swap Contracts	—	(5,620)	—	—	—	(5,620)

Total	$—	$16,850	$458,392	$—	$—	$475,242

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Equity Fund
Assets:
Unrealized Appreciation on Futures Contracts*	$—	$3,717,696	$—	$—	$—	$3,717,696

Total	$—	$3,717,696	$—	$—	$—	$3,717,696

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$3,717,696	$—	$—	$—	$3,717,696

Liabilities:
Unrealized Depreciation on Futures Contracts*	$—	$(651,095)	$—	$—	$—	$(651,095)

Total	$—	$(651,095)	$—	$—	$—	$(651,095)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(651,095)	$—	$—	$—	$(651,095)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(3,069)	$—	$—	$—	$(3,069)
Futures Contracts	—	(23,897,841)	—	—	—	(23,897,841)
Written Options	—	2,274,994	—	—	—	2,274,994

Total	$—	$(21,625,916)	$—	$—	$—	$(21,625,916)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$3,066,601	$—	$—	$—	$3,066,601

Total	$—	$3,066,601	$—	$—	$—	$3,066,601

International Large/Mid Cap Equity Fund
Assets:
Unrealized Appreciation on Futures Contracts*	$—	$49,665	$—	$—	$—	$49,665

Total	$—	$49,665	$—	$—	$—	$49,665

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$49,665	$—	$—	$—	$49,665

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(60,714)	$—	$—	$—	$(60,714)
Futures Contracts	—	(1,888,743)	—	—	—	(1,888,743)
Written Options	—	425,529	—	—	—	425,529

Total	$—	$(1,523,928)	$—	$—	$—	$(1,523,928)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$49,665	$—	$—	$—	$49,665

Total	$—	$49,665	$—	$—	$—	$49,665

International Small Companies Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$169	$—	$—	$—	$169

Total	$—	$169	$—	$—	$—	$169

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$169	$—	$—	$—	$169

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(105,958)	$—	$—	$—	$(105,958)

Total	$—	$(105,958)	$—	$—	$—	$(105,958)

138

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Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Small Companies Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(2,507)	$—	$—	$—	$(2,507)

Total	$—	$(2,507)	$—	$—	$—	$(2,507)

Resources Fund
Net Realized Gain (Loss) on:
Futures Contracts	$—	$29,873	$—	$—	$—	$29,873

Total	$—	$29,873	$—	$—	$—	$29,873

Risk Premium Fund
Liabilities:
Written Options, at value	$—	$(4,104,085)	$—	$—	$—	$(4,104,085)

Total	$—	$(4,104,085)	$—	$—	$—	$(4,104,085)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(4,104,085)	$—	$—	$—	$(4,104,085)

Net Realized Gain (Loss) on:
Written Options	$—	$2,154,919	$—	$—	$—	$2,154,919

Total	$—	$2,154,919	$—	$—	$—	$2,154,919

Change in Net Unrealized Appreciation (Depreciation) on:
Written Options	$—	$(3,474,200)	$—	$—	$—	$(3,474,200)

Total	$—	$(3,474,200)	$—	$—	$—	$(3,474,200)

Tax-Managed International Equities Fund
Assets:
Unrealized Appreciation on Futures Contracts	$—	$25,330	$—	$—	$—	$25,330

Total	$—	$25,330	$—	$—	$—	$25,330

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$25,330	$—	$—	$—	$25,330

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(1,786)	$—	$—	$—	$(1,786)
Forward Currency Contracts	—	—	—	—	—	—
Futures Contracts	—	(406,861)	—	—	—	(406,861)
Written Options	—	82,627	—	—	—	82,627

Total	$—	$(326,020)	$—	$—	$—	$(326,020)

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$25,330	$—	$—	$—	$25,330

Total	$—	$25,330	$—	$—	$—	$25,330

U.S. Equity Allocation Fund
Liabilities:
Unrealized Depreciation on Futures Contracts*	$—	$(27,300)	$—	$—	$—	$(27,300)
Unrealized Appreciation on Swap Contracts*	—	(137,535)	—	—	—	(137,535)

Total	$—	$(164,835)	$—	$—	$—	$(164,835)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	—

Total subject to Master Agreements	$—	$(164,835)	$—	$—	$—	$(164,835)

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Equity Allocation Fund (continued)
Net Realized Gain (Loss) on:
Futures Contracts	$—	$3,173,058	$—	$—	$—	$3,173,058
Swap Contracts	—	433,122	—	—	—	433,122

Total	$—	$3,606,180	$—	$—	$—	$3,606,180

Change in Net Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$(27,300)	$—	$—	$—	$(27,300)
Swap Contracts	—	(137,535)	—	—	—	(137,535)

Total	$—	$(164,835)	$—	$—	$—	$(164,835)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized liability amounts in the tables below.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 29, 2016, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2016:

Developed World Stock Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$458,392	$(458,392)	$—	$—	*

Total	$458,392	$(458,392)	$—	$—

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Developed World Stock Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$5,620	$—	$—	$5,620

Total	$5,620	$—	$—	$5,620

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs & Co.	$2,361,685	$(2,361,685)	$—	$—	*
Morgan Stanley & Co. LLC	$1,742,400	$(1,742,400)	—	—	*

Total	$4,104,085	$(4,104,085)	$—	$—

U.S. Equity Allocation Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$137,535	$(137,535)	$—	$—	*

Total	$137,535	$(137,535)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), market values (rights and/or warrants) or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Developed World Stock Fund	13,020,334	3,921,512	131,309	11	16,267
International Equity Fund	—	59,551,296	—	275	853,106
International Large/Mid Cap Equity Fund	—	10,913,252	—	52	142,973
International Small Companies Fund	—	—	—	—	15,192
Resources Fund	—	451,041	—	—	22,234
Risk Premium Fund	—	—	—	6,815	—
Tax-Managed International Equities Fund	—	2,306,931	—	10	22,427
U.S. Equity Allocation Fund	—	22,276,463	3,212,393	—	—

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Developed World Stock Fund	International Equity Fund	International Large/ Mid Cap Equity Fund	International Small Companies Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Allocation Fund
Management Fee	0.45%	0.50%	0.38%	0.60%	0.33%	0.50%	0.45%	0.50%	0.31%

In addition, each class of shares of certain Funds pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV		Class V		Class VI
Developed World Stock Fund		0.15%	0.10%
International Equity Fund	0.22%	0.15%	0.09%
International Large/Mid Cap Equity Fund		0.15%	0.09%				0.055%
International Small Companies Fund		0.15%
Quality Fund		0.15%	0.105%		0.085%		0.055%
Resources Fund		0.15%	0.10%		0.085	%*	0.055%*
Risk Premium Fund		0.15%	0.10%	*	0.085	%*	0.055%
Tax-Managed International Equities Fund		0.15%
U.S. Equity Allocation Fund		0.15%	0.10%		0.085	%*	0.055%

*	Class is offered but has no shareholders as of February 29, 2016.

For each Fund other than Resources Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Resources Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2016 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Developed World Stock Fund	5,130	704
International Equity Fund	135,182	15,508
International Large/Mid Cap Equity Fund	22,980	2,286
International Small Companies Fund	3,480	366
Quality Fund	107,998	12,270
Resources Fund	2,334	90
Risk Premium Fund	4,534	366
Tax-Managed International Equities Fund	4,640	394
U.S. Equity Allocation Fund	67,290	8,114

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
Developed World Stock Fund	< 0.001%	0.000%	< 0.001%
International Equity Fund	< 0.001%	0.000%	< 0.001%
International Large/Mid Cap Equity Fund	< 0.001%	0.000%	< 0.001%
International Small Companies Fund	< 0.001%	0.000%	< 0.001%
Quality Fund	< 0.001%	0.000%	< 0.001%
Resources Fund	< 0.001%	0.000%	< 0.001%
Risk Premium Fund	0.000%	0.000%	0.000%
Tax-Managed International Equities Fund	< 0.001%	0.000%	< 0.001%
U.S. Equity Allocation Fund	< 0.001%	0.000%	< 0.001%

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Developed World Stock Fund	—	395,971,431	—	441,158,142
International Equity Fund	—	8,035,321,240	—	9,569,437,085
International Large/Mid Cap Equity Fund	—	1,579,623,608	—	1,698,464,111
International Small Companies Fund	—	180,219,482	—	174,907,055
Quality Fund	—	3,220,227,536	—	5,783,812,948
Resources Fund	—	342,182,298	—	239,138,472
Risk Premium Fund	—	—	—	—
Tax-Managed International Equities Fund	—	284,847,739	—	409,295,898
U.S. Equity Allocation Fund	—	4,876,411,913	—	6,604,135,102

143

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the year ended February 29, 2016 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
International Equity Fund	—	911,841,020
U.S. Equity Allocation Fund	—	633,656,455

For the year ended February 29, 2016, the Funds had the following net realized gains/(losses) attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
International Equity Fund	(39,776,688)
U.S. Equity Allocation Fund	41,455,910

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 29, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Developed World Stock Fund	2		86.96%	0.04%	—
International Equity Fund	3	*	36.56%	0.18%	85.93%
International Large/Mid Cap Equity Fund	4		45.32%	—	—
International Small Companies Fund	2		59.04%	0.06%	—
Quality Fund	—		—	0.12%	—
Resources Fund	1		74.39%	11.11%	6.57%
Risk Premium Fund	2	**	86.89%	0.04%	99.76%
Tax-Managed International Equities Fund	2		26.21%	0.21%	—
U.S. Equity Allocation Fund	4	***	65.31%	< 0.01%	95.14%

*	Two of the shareholders are other funds of the Trust.
**	One of the shareholders is another fund of the Trust.
***	Three of the shareholders are other funds of the Trust.

144

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds shares were as follows:

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Developed World Stock Fund
Class III:
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	299,846	6,603,136	118,091	2,816,569
Shares repurchased	(1,939,204)	(45,581,452)	(765,360)	(19,097,744)
Purchase premiums	—	7	—	—
Redemption fees	—	44,518	—	8,330

Net increase (decrease)	(1,639,358)	$(38,933,791)	(647,269)	$(16,272,845)

Class IV:
Shares sold	331	$8,160	—	$—
Shares issued to shareholders in reinvestment of distributions	775,881	17,111,972	326,763	7,796,353
Shares repurchased	(1,079)	(22,778)	—	—
Purchase premiums	—	14	—	—
Redemption fees	—	95,057	—	13,850

Net increase (decrease)	775,133	$17,192,425	326,763	$7,810,203

International Equity Fund
Class II:
Shares sold	40,871	$879,894	459,567	$11,256,074
Shares issued to shareholders in reinvestment of distributions	122,349	2,473,073	386,585	8,724,449
Shares repurchased	(762,281)	(18,193,375)	(1,105,829)	(28,050,318)

Net increase (decrease)	(599,061)	$(14,840,408)	(259,677)	$(8,069,795)

Class III:
Shares sold	11,099,737	$212,113,201	19,644,802	$470,303,280
Shares issued to shareholders in reinvestment of distributions	1,420,943	29,100,091	3,941,139	90,225,201
Shares repurchased	(20,046,562)	(450,098,976)	(18,140,767)	(466,254,658)

Net increase (decrease)	(7,525,882)	$(208,885,684)	5,445,174	$94,273,823

Class IV:
Shares sold	24,271,645 (a)	$515,469,914 (a)	119,068,983	$3,082,528,158
Shares issued to shareholders in reinvestment of distributions	12,723,714	260,908,804	41,747,123	950,783,999
Shares repurchased	(133,552,246)	(2,927,675,247)	(131,760,438)	(3,257,232,670)

Net increase (decrease)	(96,556,887)	$(2,151,296,529)	29,055,668	$776,079,487

International Large/Mid Cap Equity Fund
Class III:
Shares sold	605,372	$16,698,856	2,630,718	$80,052,083
Shares issued to shareholders in reinvestment of distributions	477,071	12,391,865	1,863,217	56,349,694
Shares repurchased	(1,128,246)	(31,120,472)	(1,866,511)	(61,644,094)

Net increase (decrease)	(45,803)	$(2,029,751)	2,627,424	$74,757,683

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
International Large/Mid Cap Equity Fund (Continued)
Class IV:
Shares sold	4,154,261	$120,506,310	12,578,650	$382,048,697
Shares issued to shareholders in reinvestment of distributions	1,128,998	29,419,761	4,304,709	130,026,445
Shares repurchased	(22,578,254)	(622,875,974)	(8,100,545)	(268,622,451)

Net increase (decrease)	(17,294,995)	$(472,949,903)	8,782,814	$243,452,691

Class VI:
Shares sold	11,580,744	$347,306,281	403,874	$14,003,069
Shares issued to shareholders in reinvestment of distributions	332,833	8,537,330	1,088,192	32,959,271
Shares repurchased	(5,562)	(147,705)	(10,546,654)	(322,340,957)

Net increase (decrease)	11,908,015	$355,695,906	(9,054,588)	$(275,378,617)

International Small Companies Fund
Class III:
Shares sold	2,024,007	$15,897,693	223,648	$1,765,082
Shares issued to shareholders in reinvestment of distributions	827,633	5,902,470	7,939,822	62,559,490
Shares repurchased	(2,616,785)	(20,604,390)	(8,545,076)	(79,752,515)
Purchase premiums	—	79,888	—	8,290
Redemption fees	—	103,022	—	398,183

Net increase (decrease)	234,855	$1,378,683	(381,606)	$(15,021,470)

Quality Fund
Class III:
Shares sold	37,113,339	$737,344,467	35,411,379	$831,646,630
Shares issued to shareholders in reinvestment of distributions	30,774,221	612,057,442	48,083,421	1,098,652,237
Shares repurchased	(91,043,451)	(1,918,244,009)	(80,496,558)	(1,927,733,207)

Net increase (decrease)	(23,155,891)	$(568,842,100)	2,998,242	$2,565,660

Class IV:
Shares sold	12,972,554	$257,812,501	45,951,153	$1,059,495,277
Shares issued to shareholders in reinvestment of distributions	13,099,210	260,671,560	15,217,309	346,542,591
Shares repurchased	(53,695,896)	(1,093,773,807)	(50,500,627)	(1,219,926,419)

Net increase (decrease)	(27,624,132)	$(575,289,746)	10,667,835	$186,111,449

Class V:
Shares sold	14,581,336	$281,324,249	9,995,822	$257,492,359
Shares issued to shareholders in reinvestment of distributions	1,727,690	34,265,400	7,463,110	170,571,619
Shares repurchased	(13,369,451)	(265,409,816)	(31,847,938)	(747,266,244)

Net increase (decrease)	2,939,575	$50,179,833	(14,389,006)	$(319,202,266)

Class VI:
Shares sold	4,668,807	$94,787,369	10,852,199	$271,005,461
Shares issued to shareholders in reinvestment of distributions	16,573,784	329,071,123	27,413,933	627,036,190
Shares repurchased	(38,615,013)	(796,618,823)	(76,193,419)	(1,871,752,946)

Net increase (decrease)	(17,372,422)	$(372,760,331)	(37,927,287)	$(973,711,295)

146

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	80,942	$1,025,701	25,772	$570,682
Shares issued to shareholders in reinvestment of distributions	23,071	276,260	223,010	3,666,229
Shares repurchased	(376,930)	(6,175,879)	(2,526,487)	(57,033,573)
Purchase premiums	—	31,664	—	1,620
Redemption fees	—	2,123	—	171,086

Net increase (decrease)	(272,917)	$(4,840,131)	(2,277,705)	$(52,623,956)

Class IV:
Shares sold	6,912,543	$105,688,092	1,405,165	$23,419,473
Shares issued to shareholders in reinvestment of distributions	426,392	5,037,059	833,988	13,279,211
Shares repurchased	(68,102)	(1,018,052)	(1,242,138)	(30,431,961)
Purchase premiums	—	289,355	—	70,456
Redemption fees	—	19,374	—	91,199

Net increase (decrease)	7,270,833	$110,015,828	997,015	$6,428,378

Risk Premium Fund
Class III:
Shares sold	434,758	$3,932,767	485,666	$4,778,828
Shares issued to shareholders in reinvestment of distributions	41,064	385,514	59,527	572,584
Shares repurchased	(204,059)	(1,897,755)	(765,681)	(7,737,057)
Purchase premiums	—	3,273	—	10,632
Redemption fees	—	10,762	—	20,641

Net increase (decrease)	271,763	$2,434,561	(220,488)	$(2,354,372)

Class IV:*
Shares sold	—	$—	702,031	$7,165,035
Shares issued to shareholders in reinvestment of distributions	50,801	477,401	138,019	1,403,322
Shares repurchased	(764,691)	(6,989,835)	(2,859,551)	(29,836,575)
Purchase premiums	—	2,962	—	13,176
Redemption fees	—	13,516	—	27,961

Net increase (decrease)	(713,890)	$(6,495,956)	(2,019,501)	$(21,227,081)

Class VI:
Shares sold	21,866,594	$201,620,443	67,994,662	$672,736,450
Shares issued to shareholders in reinvestment of distributions	2,845,817	27,005,743	4,833,372	47,203,077
Shares repurchased	(43,350,082)	(408,326,738)	(98,232,739)	(1,017,124,933)
Purchase premium fees	—	299,048	—	997,916
Redemption fees	—	598,039	—	1,526,624

Net increase (decrease)	(18,637,671)	$(178,803,465)	(25,404,705)	$(294,660,866)

Tax-Managed International Equities Fund
Class III:
Shares sold	213,044	$3,126,326	97,200	$1,709,812
Shares issued to shareholders in reinvestment of distributions	326,791	4,756,977	475,564	7,770,363
Shares repurchased	(9,254,256)	(130,480,430)	(2,090,337)	(35,346,045)

Net increase (decrease)	(8,714,421)	$(122,597,127)	(1,517,573)	$(25,865,870)

147

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
U.S. Equity Allocation Fund
Class III:
Shares sold	3,690,778	$52,394,646	795,953	$13,603,359
Shares issued to shareholders in reinvestment of distributions	1,411,262	20,777,207	3,012,456	48,622,443
Shares repurchased	(8,265,441)	(132,490,471)	(14,850,428)	(256,471,698)

Net increase (decrease)	(3,163,401)	$(59,318,618)	(11,042,019)	$(194,245,896)

Class IV:
Shares sold	15,005,109	$210,258,173	13,278,153	$219,839,439
Shares issued to shareholders in reinvestment of distributions	3,184,478	46,544,031	1,985,317	31,758,148
Shares repurchased	(6,893,844)	(102,627,813)	(5,963,135)	(104,608,068)

Net increase (decrease)	11,295,743	$154,174,391	9,300,335	$146,989,519

Class V:**
Shares issued to shareholders in reinvestment of distributions	—	$—	314,353	$5,617,482
Shares repurchased	—	—	(15,372,225)	(273,192,869)

Net increase (decrease)	—	$—	(15,057,872)	$(267,575,387)

Class VI:
Shares sold	23,204,175 (b)	$356,309,707 (b)	72,506,200	$1,291,928,896
Shares issued to shareholders in reinvestment of distributions	37,541,140	549,608,080	60,084,619	958,675,592
Shares repurchased	(145,656,187)	(2,226,520,372)	(179,517,800)	(3,090,750,328)

Net increase (decrease)	(84,910,872)	$(1,320,602,585)	(46,926,981)	$(840,145,840)

*	Class IV liquidated on February 25, 2016.
**	Class V liquidated on July 30, 2014.
(a)	42,664,021 shares and $928,795,727 were redeemed in-kind.
(b)	42,205,856 shares and $640,262,842 were redeemed in-kind.

10.	Investments in affiliated issuers

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Developed World Stock Fund
GMO U.S. Treasury Fund	$6,293,617	$86,163,000	$70,982,999	$15,798	$5,715	$21,471,541

International Equity Fund
GMO U.S. Treasury Fund	$237,383,000	$1,791,000,001	$1,732,249,999	$324,777	$103,024	$296,198,769

International Large/Mid Cap Equity Fund
GMO U.S. Treasury Fund	$17,379,000	$355,234,000	$322,143,000	$64,619	$23,611	$50,481,592

International Small Companies Fund
GMO U.S. Treasury Fund	$3,204,207	$43,574,000	$43,452,000	$4,629	$2,671	$3,326,167

148

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Quality Fund
GMO U.S. Treasury Fund	$86,191,000	$1,788,000,000	$1,756,451,000	$150,908	$39,859	$117,824,375

Resources Fund
GMO U.S. Treasury Fund	$2,204,400	$71,990,000	$72,196,119	$3,666	$643	$2,000,000

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,597,170	$91,704,000	$83,200,000	$13,056	$4,237	$14,106,048

U.S . Equity Allocation Fund
GMO U.S. Treasury Fund	$120,781,000	$1,517,500,000	$1,479,000,000	$174,140	$69,808	$159,329,373

11.	Subsequent Event

On or about May 1, 2016, GMO International Small Companies Fund will be managed by the International Active Team at GMO.

149

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and Shareholders of

GMO Developed World Stock Fund, GMO International Equity Fund, GMO International Large/Mid Cap Equity Fund, GMO International Small Companies Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, and GMO U.S. Equity Allocation:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the GMO Developed World Stock Fund, GMO International Equity Fund, GMO International Large/Mid Cap Equity Fund, GMO International Small Companies Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, and GMO U.S. Equity Allocation Fund (collectively, the “Funds”) at February 29, 2016, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

150

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

February 29, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended February 29, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid* During the Period	Annualized Expense Ratio
GMO Developed World Stock Fund
Class III	$1,000.00	$919.80	$2.91	$1,000.00	$1,021.83	$3.07	0.61%
Class IV	$1,000.00	$919.80	$2.67	$1,000.00	$1,022.08	$2.82	0.56%
GMO International Equity Fund
Class II	$1,000.00	$867.90	$3.34	$1,000.00	$1,021.28	$3.62	0.72%
Class III	$1,000.00	$867.90	$3.02	$1,000.00	$1,021.63	$3.27	0.65%
Class IV	$1,000.00	$868.50	$2.74	$1,000.00	$1,021.93	$2.97	0.59%
GMO International Large/Mid Cap Equity Fund
Class III	$1,000.00	$869.00	$2.51	$1,000.00	$1,022.18	$2.72	0.54%
Class IV	$1,000.00	$869.20	$2.23	$1,000.00	$1,022.48	$2.41	0.48%
Class VI	$1,000.00	$869.20	$2.04	$1,000.00	$1,022.68	$2.21	0.44%
GMO International Small Companies Fund
Class III	$1,000.00	$927.30	$3.69	$1,000.00	$1,021.03	$3.87	0.77%
GMO Quality Fund
Class III	$1,000.00	$1,038.40	$2.43	$1,000.00	$1,022.48	$2.41	0.48%
Class IV	$1,000.00	$1,038.60	$2.23	$1,000.00	$1,022.68	$2.21	0.44%
Class V	$1,000.00	$1,038.30	$2.13	$1,000.00	$1,022.77	$2.11	0.42%
Class VI	$1,000.00	$1,039.10	$1.98	$1,000.00	$1,022.92	$1.96	0.39%
GMO Resources Fund
Class III	$1,000.00	$874.10	$3.63	$1,000.00	$1,020.98	$3.92	0.78%
Class IV	$1,000.00	$874.8	$3.40	$1,000.00	$1,021.23	$3.67	0.73%
GMO Risk Premium Fund
Class III	$1,000.00	$999.40	$2.98	$1,000.00	$1,021.88	$3.02	0.60%
Class VI	$1,000.00	$999.40	$2.54	$1,000.00	$1,022.33	$2.56	0.51%
GMO Tax-Managed International Equities Fund
Class III	$1,000.00	$865.30	$3.06	$1,000.00	$1,021.58	$3.32	0.66%

151

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

February 29, 2016 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period	Annualized Expense Ratio
GMO U.S. Equity Allocation Fund
Class III	$1,000.00	$1,004.70	$2.29	$1,000.00	$1,022.58	$2.31	0.46%
Class IV	$1,000.00	$1,005.10	$2.04	$1,000.00	$1,022.82	$2.06	0.41%
Class VI	$1,000.00	$1,005.30	$1.84	$1,000.00	$1,023.02	$1.86	0.37%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

152

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2016 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2016:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	Short- Term Capital Gain Dividends(2) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(3) ($)	Foreign Source Income(3) ($)
Developed World Stock Fund	22.66%	86.44%	2,763,689	$12,287,206	—	—
International Equity Fund	—	100.00%	—	—	35,118,873	399,355,556
International Large/Mid Cap Equity Fund	—	100.00%	—	—	4,296,417	56,192,976
International Small Companies Fund	—	100.00%	—	—	549,027	8,280,401
Quality Fund	63.06%	87.38%	69,175,289	1,059,027,580	—	—
Resources Fund	5.61%	100.00%	—	—	567,328	7,758,074
Risk Premium Fund	—	—	10,047,911	17,822,385	—	—
Tax-Managed International Equities Fund	—	100.00%	—	—	799,933	9,947,130
U.S. Equity Allocation Fund	100.00%	100.00%	8,024,747	521,955,779	—	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders.
(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.

In early 2017, the Funds will notify applicable shareholders of amounts for use in preparing 2016 U.S. federal income tax forms.

153

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2016. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Management of the Trust
Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	38	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989 – 2011).	38	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 – present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011 – present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – present).	38	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).

Interested Trustee and Officer
Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 – 2005).	50	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.

[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

154

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP (1988 – 2005).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 – November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Carly Cushman YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013 – June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 – present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).
John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010 – present); Senior Associate, Pricewaterhouse Coopers LLP (September 2009 – October 2010).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015-present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 – present).

155

Officers: — (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

156

GMO Trust

Annual Report

February 29, 2016

Emerging Countries Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

Taiwan Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk equities, management and operational risk, non-U.S. investment risk, smaller company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Countries Fund returned -23.10% (net) for the fiscal year ended February 29, 2016, as compared with -21.27% for the S&P/IFCI Composite Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. The Fund’s overweight in Brazil Telecommunications and underweight in China Information Technology detracted from relative performance. The Fund’s overweights in Russia Energy and Taiwan Information Technology added to relative performance.

Stock selection was neutral overall during the fiscal year. The Fund’s stock selections in Greece Financials and Taiwan Information Technology detracted from relative performance, while the stock selections in India Financials and Korea Materials added to relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Emerging Countries Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Emerging Countries Fund Class III Shares and the S&P/IFCI Composite Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	84.1%
Preferred Stocks	10.4
Investments Funds	2.6
Short-Term Investments	1.5
Mutual Funds	0.0 ^
Rights/Warrants	0.0 ^
Written Options	(0.0)^
Other	1.4

100.0%

Country Summary**	% of Investments
Taiwan	20.5%
South Korea	15.8
Russia	14.9
India	11.4
China	10.5
Brazil	9.3
Turkey	5.1
South Africa	2.4
Thailand	2.4
Poland	1.2
Mexico	1.0
Philippines	0.9
Czech Republic	0.8
United Kingdom***	0.8
Indonesia	0.7
Greece	0.5
United States***	0.4
Egypt	0.3
Malaysia	0.3
Belgium***	0.2
Chile	0.2
Colombia	0.2
Panama	0.1
Qatar	0.1

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.
**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.
***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments****
Banks	20.0%
Technology Hardware & Equipment	17.3
Telecommunication Services	15.6
Automobiles & Components	11.9
Energy	11.3
Utilities	3.9
Materials	3.6
Semiconductors & Semiconductor Equipment	3.5
Diversified Financials	2.0
Capital Goods	1.8
Food, Beverage & Tobacco	1.5
Insurance	1.5
Food & Staples Retailing	0.8
Household & Personal Products	0.8
Transportation	0.8
Health Care Equipment & Services	0.8
Software & Services	0.7
Consumer Durables & Apparel	0.6
Retailing	0.4
Real Estate	0.4
Pharmaceuticals, Biotechnology & Life Sciences	0.3
Consumer Services	0.3
Media	0.2

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 84.1%

	Belgium — 0.2%
168	Anheuser-Busch InBev NV	18,795
196	Anheuser-Busch InBev NV Sponsored ADR	21,854

	Total Belgium	40,649

	Brazil — 4.6%
360	Banco Bradesco SA	2,086
94,460	Banco do Brasil SA	318,509
100	BR Malls Participacoes SA	335
28,600	CCR SA	89,955
1,703	CETIP SA	16,073
20,989	Cia de Saneamento Basico do Estado de Sao Paulo ADR	116,909
2,400	Cielo SA	18,534
10,800	Companhia de Saneamento Basico do Estado de Sao Paulo	60,811
5,600	Companhia Siderurgica Nacional SA	7,252
19,200	Companhia Siderurgica Nacional SA Sponsored ADR	25,152
1,547	CPFL Energia SA *	6,434
722	CPFL Energia SA ADR *	6,065
7,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,132
11,495	Duratex SA	17,405
2,900	Embraer SA Sponsored ADR	86,913
4,355	Localiza Rent a Car SA	24,933
5,000	LPS Brasil Consultoria de Imoveis SA	3,051
100	Multiplan Empreendimentos Imobiliarios SA	1,171
2,000	Multiplus SA	13,248
3,950	Oi SA *	1,239
3,225	Raia Drogasil SA	36,952
8,900	Tim Participacoes SA	15,404
8,900	Tim Participacoes SA ADR	77,786

	Total Brazil	962,349

	Chile — 0.2%
344,016	Corpbanca SA	2,788
3,500	Enersis Americas SA ADR	44,240

	Total Chile	47,028

	China — 9.9%
135,002	Agricultural Bank of China Ltd – Class H	44,379
4,800	AIA Group Ltd	24,413
10,500	Anhui Conch Cement Co Ltd – Class H	21,173
100	Baidu Inc Sponsored ADR *	17,342
347,500	Bank of China Ltd – Class H	130,872
4,500	Biostime International Holdings Ltd	14,083
113,000	China Cinda Asset Management Co Ltd – Class H	33,834
569,160	China Communications Services Corp Ltd – Class H	226,797

Shares	Description	Value ($)
	China — continued
541,320	China Construction Bank Corp – Class H	315,625
1,000	China Machinery Engineering Corp – Class H	732
42,834	China Mobile Ltd	458,129
800	China Mobile Ltd Sponsored ADR	42,792
11,200	China Overseas Property Holdings Ltd *	1,238
56,000	China Telecom Corp Ltd – Class H	26,915
100	CNOOC Ltd Sponsored ADR	10,510
123,000	Country Garden Holdings Co Ltd	44,743
382,500	Industrial & Commercial Bank of China Ltd – Class H	188,722
300	JD.com Inc ADR *	7,713
1,400	People’s Insurance Co Group of China Ltd – Class H	510
48,000	PICC Property & Casualty Co Ltd – Class H	72,600
8,400	Qingdao Haier Co Ltd – Class A	9,605
14,000	Shanghai Industrial Holdings Ltd	30,339
1,100	Shanghai Jahwa United Co Ltd – Class A	4,929
4,000	Shenzhou International Group Holdings Ltd	20,426
22,000	Sunac China Holdings Ltd	14,198
800	TAL Education Group ADR *	41,400
4,500	Tencent Holdings Ltd	82,397
14,000	Tong Ren Tang Technologies Co Ltd – Class H	21,376
1,000	Vipshop Holdings Ltd ADR *	11,110
38,000	Xinyi Glass Holdings Ltd	20,018
165,000	Yangzijiang Shipbuilding Holdings Ltd	106,120
12,000	Zhejiang Expressway Co Ltd – Class H	10,674

	Total China	2,055,714

	Colombia — 0.2%
25,127	Ecopetrol SA	8,704
5,500	Ecopetrol SA Sponsored ADR	38,390

	Total Colombia	47,094

	Czech Republic — 0.8%
1,186	CEZ AS	17,479
282	Philip Morris CR AS	144,501

	Total Czech Republic	161,980

	Egypt — 0.3%
4,601	Alexandria Mineral Oils Co	13,569
315,551	Orascom Telecom Media and Technology Holding SAE *	22,931
23,615	Telecom Egypt Co	19,880

	Total Egypt	56,380

	Greece — 0.4%
19,492	Alpha Bank AE *	33,471
27,932	Eurobank Ergasias SA *	17,381
91,872	National Bank of Greece SA *	20,234
95,422	Piraeus Bank SA *	16,409

	Total Greece	87,495

See accompanying notes to the financial statements.	5

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	India — 10.8%
15,657	Asian Paints Ltd	194,033
4,547	Aurobindo Pharma Ltd	43,805
8,630	Axis Bank Ltd	47,569
133	Bajaj Finance Ltd	11,618
274	Britannia Industries Ltd	11,018
3,455	Cairn India Ltd	5,899
14	Eicher Motors Ltd	3,872
5,357	Fortis Healthcare Ltd *	13,119
44,727	HDFC Bank Ltd (a)	727,472
8,157	Hero MotoCorp Ltd	298,171
1,597	Housing Development Finance Corp Ltd	24,877
4,392	ICICI Bank Ltd	12,537
11,200	ICICI Bank Ltd Sponsored ADR	63,504
1,856	IndusInd Bank Ltd	22,685
4,181	Kajaria Ceramics Ltd	53,511
3,881	LIC Housing Finance Ltd	23,920
5,765	Maruti Suzuki India Ltd	275,390
1,985	Mphasis Ltd	12,135
5,451	Muthoot Finance Ltd	13,807
63	Nestle India Ltd	4,614
3,453	Petronet LNG Ltd	11,823
48	Repco Home Finance Ltd	400
1,185	SKS Microfinance Ltd *	8,413
1,253	Tata Motors Ltd Sponsored ADR *	27,854
64	Torrent Power Ltd	213
2,536	UltraTech Cement Ltd	102,700
23,215	Yes Bank Ltd	235,112

	Total India	2,250,071

	Indonesia — 0.7%
9,000	Astra International Tbk PT	4,571
4,500	Bank Central Asia Tbk PT	4,531
194,816	Bank Danamon Indonesia Tbk PT	58,597
23,300	Bank Mandiri Persero Tbk PT	16,558
5,100	Bank Rakyat Indonesia Persero Tbk PT	4,219
114,000	Indosat Tbk PT *	44,109
17,400	Media Nusantara Citra Tbk PT	2,417
25,800	Perusahaan Gas Negara Persero Tbk PT	5,077
17,600	Telekomunikasi Indonesia Persero Tbk PT	4,265

	Total Indonesia	144,344

	Malaysia — 0.3%
27,400	AirAsia Berhad	9,573
4,922	Hong Leong Bank Berhad	15,403
36,800	Media Prima Berhad	11,901
9,300	Tenaga Nasional Bhd	29,016

	Total Malaysia	65,893

Shares	Description	Value ($)
	Mexico — 1.0%
3,200	Alsea SAB de CV	12,052
34,100	Cemex SAB de CV Sponsored ADR *	188,914

	Total Mexico	200,966

	Panama — 0.1%
200	Copa Holdings SA – Class A	12,212

	Philippines — 0.9%
13,180	BDO Unibank Inc	27,449
1,170	GT Capital Holdings Inc	32,129
19,100	Manila Water Co Inc	10,764
39,200	Puregold Price Club Inc	28,032
27,020	Robinsons Retail Holdings Inc	34,781
3,120	San Miguel Corp	4,907
16,390	Semirara Mining & Power Corp	42,375

	Total Philippines	180,437

	Poland — 1.1%
67,342	PGE SA	217,418
1,010	Powszechny Zaklad Ubezpieczen SA	8,711

	Total Poland	226,129

	Qatar — 0.1%
4,225	Qatar Gas Transport Co Ltd Nakilat	27,420

	Russia — 10.4%
44,716	Gazprom Neft PAO	88,470
6,614	Gazprom Neft PAO Sponsored ADR	64,709
34,606	Gazprom PAO Sponsored ADR	126,720
721	Global Ports Investments Plc (Registered Shares) *	1,976
4,168	Lenta Ltd 144A GDR *	23,508
6,335	Lukoil PJSC Sponsored ADR	223,754
240	Magnit OJSC GDR	8,006
282	Mail.ru Group Ltd GDR (Registered Shares) *	5,777
2,201	MegaFon OAO GDR	25,706
50,933	Mobile Telesystems PJSC ADR	356,531
17,677	Moscow Exchange MICEX-RTS PJSC *	23,302
6,709	Rosneft OJSC GDR (Registered)	25,050
69,800	Sberbank of Russia PJSC *	99,381
36,822	Sberbank of Russia PJSC Sponsored ADR	224,071
1,448	Sistema JSFC Sponsored GDR (Registered Shares)	8,062
87,167	Surgutneftegas Sponsored ADR	445,373
15,984	Tatneft PAO Sponsored ADR	408,573
1,800	VimpelCom Ltd Sponsored ADR	6,372
485	X5 Retail Group NV GDR (Registered Shares) *	9,037

	Total Russia	2,174,378

6	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Africa — 2.3%
158,017	African Bank Investments Ltd * (b)	10
1,951	Bidvest Group Ltd (The)	43,808
6,075	Kumba Iron Ore Ltd	27,597
10,396	Life Healthcare Group Holdings Ltd	22,968
41,602	MTN Group Ltd	349,748
75	Naspers Ltd – N Shares	8,868
5,119	Truworths International Ltd	27,638

	Total South Africa	480,637

	South Korea — 12.3%
4,048	BNK Financial Group Inc	28,183
5,389	DGB Financial Group Inc	36,197
1,015	Dongbu Insurance Co Ltd	55,363
3,574	Hana Financial Group Inc	60,243
415	Hankook Tire Co Ltd	17,908
377	Hyundai Marine & Fire Insurance Co Ltd	9,381
2,724	Hyundai Mobis Co Ltd	548,579
2,446	Hyundai Motor Co	291,712
66	Hyundai Wia Corp	5,845
6,707	Industrial Bank of Korea	63,210
392	KB Insurance Co Ltd	10,240
14,888	Kia Motors Corp	554,542
75	Korea Electric Power Corp	3,558
76	KT&G Corp	6,552
3,403	Kwangju Bank	21,814
59	Lotte Shopping Co Ltd	11,939
233	Samsung Electro Mechanics Co Ltd	10,199
667	Samsung Electronics Co Ltd	635,863
196	Samsung Electronics Co Ltd GDR	93,486
14,803	Woori Bank	104,054

	Total South Korea	2,568,868

	Taiwan — 19.4%
10,000	Advanced Semiconductor Engineering Inc	11,315
4,200	Advanced Semiconductor Engineering Inc ADR	23,604
5,894	Advantech Co Ltd	40,541
59,000	Asustek Computer Inc	483,581
4,000	Catcher Technology Co Ltd	30,924
96,000	Cathay Financial Holding Co Ltd	106,907
83,884	Chunghwa Telecom Co Ltd	263,294
828,577	Compal Electronics Inc	482,649
172,000	CTBC Financial Holding Co Ltd	83,299
4,210	Delta Electronics Inc	16,911
58,416	E.Sun Financial Holding Co Ltd	30,083
6,914	Far EasTone Telecommunications Co Ltd	14,423
10,656	Foxconn Technology Co Ltd	20,866
140,000	Fubon Financial Holding Co Ltd	164,834
3,000	Giant Manufacturing Co Ltd	19,066

Shares	Description	Value ($)
	Taiwan — continued
244,523	Hon Hai Precision Industry Co Ltd	569,769
85,000	HTC Corp	204,074
254	Largan Precision Co Ltd	19,204
91,908	Lite-On Technology Corp	105,353
52,176	MediaTek Inc	367,866
67,000	Mega Financial Holding Co Ltd	43,992
34,000	Pegatron Corp	80,047
21,000	Pou Chen Corp	25,897
6,100	Powertech Technology Inc	13,183
2,000	President Chain Store Corp	13,522
830,200	ProMOS Technologies Inc * (b)	—
80,715	Quanta Computer Inc	135,574
1,629	Siliconware Precision Industries Co Ltd	2,499
242,863	Taishin Financial Holding Co Ltd	79,949
19,308	Taiwan Mobile Co Ltd	59,416
29,000	Taiwan Semiconductor Manufacturing Co Ltd	129,744
5,900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	138,945
408,374	Wistron Corp	241,630
1,000	Wowprime Corp	4,119
22,577	Yuanta Financial Holding Co Ltd	7,224

	Total Taiwan	4,034,304

	Thailand — 2.3%
20,900	Advanced Info Service Pcl (Foreign Registered)	99,868
143,200	Bangkok Dusit Medical Services Pcl (Foreign Registered)	86,757
345,700	Chularat Hospital Pcl (Foreign Registered)	24,815
8,700	CP ALL Pcl (Foreign Registered)	10,544
6,600	Intouch Holdings Pcl (Foreign Registered) (a)	11,729
18,100	Intouch Holdings Pcl NVDR	29,591
7,600	Kasikornbank Pcl (Foreign Registered) (a)	36,996
5,100	Kasikornbank Pcl NVDR	24,397
96,833	Quality Houses Pcl (Foreign Registered)	6,239
26,180	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	37,626
312,533	Sansiri Pcl (Foreign Registered)	14,545
27,200	SPCG Pcl (Foreign Registered)	16,555
12,000	Tisco Financial Group Pcl (Foreign Registered) (a)	15,895
36,600	Total Access Communication Pcl (Foreign Registered) (a)	33,764
74,400	TTW Pcl (Foreign Registered)	21,487

	Total Thailand	470,808

	Turkey — 4.8%
6,999	Akbank TAS	17,386
4,823	Arcelik AS	31,064
7,490	Dogus Otomotiv Servis ve Ticaret AS	28,417
58,440	Eregli Demir ve Celik Fabrikalari TAS	67,784

See accompanying notes to the financial statements.	7

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Turkey — continued
29,580	Haci Omer Sabanci Holding AS	86,783
2,353	Koza Altin Isletmeleri AS	12,852
46	Turk Hava Yollari AO *	113
64,212	Turk Telekomunikasyon AS	124,620
1,100	Turk Traktor ve Ziraat Makineleri AS	29,147
87,221	Turkcell Iletisim Hizmetleri AS	325,118
2,300	Turkcell Iletisim Hizmetleri AS ADR	21,459
15,040	Turkiye Garanti Bankasi AS	37,191
24,270	Turkiye Halk Bankasi AS	81,501
40,173	Turkiye IS Bankasi – Class C	61,013
51,647	Turkiye Vakiflar Bankasi TAO – Class D	71,661

	Total Turkey	996,109

	United Kingdom — 0.7%
1,330	British American Tobacco Plc	72,357
1,803	Unilever Plc	77,029
200	Unilever Plc Sponsored ADR	8,564

	Total United Kingdom	157,950

	United States — 0.3%
1,100	Colgate-Palmolive Co.	72,204

	TOTAL COMMON STOCKS (COST $23,439,036)	17,521,419

	PREFERRED STOCKS — 10.4%

	Brazil — 4.2%
5,300	Banco Bradesco SA ADR	28,090
28,300	Banco do Estado do Rio Grande do Sul SA – Class B	39,467
59,783	Companhia Energetica de Minas Gerais	87,392
47,245	Companhia Energetica de Minas Gerais Sponsored ADR	70,867
2,000	Companhia Energetica de Sao Paulo – Class B	6,774
9,400	Gerdau SA	8,263
100	Gerdau SA Sponsored ADR	88
800	Itau Unibanco Holding SA	5,060
4,800	Itau Unibanco Holding SA Sponsored ADR	30,240
106,247	Itausa-Investimentos Itau SA	180,450
38,000	Metalurgica Gerdau SA	11,450
9,500	Telefonica Brasil SA	90,374
32,100	Telefonica Brasil SA ADR	307,518

	Total Brazil	866,033

	Russia — 3.6%
51,322	Sberbank	52,473
1,040,141	Surgutneftegaz OJSC	612,413
39	Transneft	92,795

	Total Russia	757,681

Shares / Par Value		Description	Value ($)
		South Korea — 2.6%
	3,476	Hyundai Motor Co	289,680
	299	Samsung Electronics Co Ltd (Non-Voting)	238,794
	7	Samsung Electronics Co Ltd GDR (Registered Shares)	2,765

		Total South Korea	531,239

		TOTAL PREFERRED STOCKS (COST $3,738,695)	2,154,953

		INVESTMENT FUNDS — 2.6%

		Thailand — 0.6%
	201,000	BTS Rail Mass Transit Growth Infrastructure Fund	60,899
	208,400	Digital Telecommunications Infrastructure Fund (Foreign Registered)	77,188

		Total Thailand	138,087

		United States — 2.0%
	13,512	iShares MSCI Emerging Markets ETF	409,549

		TOTAL INVESTMENT FUNDS (COST $558,862)	547,636

		RIGHTS/WARRANTS — 0.0%

		Brazil — 0.0%
	454	Duratex SA, Expires 03/17/16 *	297

		Thailand — 0.0%
	78,133	Sansiri PCL Warrants, Expires 11/24/17 *	329

		TOTAL RIGHTS/WARRANTS (COST $1,074)	626

		MUTUAL FUNDS — 0.0%

		United States — 0.0%
		Affiliated Issuers
	220	GMO U.S. Treasury Fund	5,506

		TOTAL MUTUAL FUNDS (COST $5,506)	5,506

		SHORT-TERM INVESTMENTS — 1.5%

		Time Deposits — 1.5%
USD	41,452	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 03/01/16	41,452
USD	41,452	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.15%, due 03/01/16	41,452

8	See accompanying notes to the financial statements.

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		Time Deposits — continued
USD	10,517	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.15%, due 03/01/16	10,517
USD	41,452	Citibank (New York) Time Deposit, 0.15%, due 03/01/16	41,452
USD	41,452	DnB Nor Bank (Oslo) Time Deposit, 0.15%, due 03/01/16	41,452
USD	41,452	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	41,452
USD	41,452	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 03/01/16	41,452

Par Value		Description	Value ($)
		Time Deposits — continued
USD	41,452	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	41,452

		TOTAL TIME DEPOSITS (COST $300,681)	300,681

		TOTAL SHORT-TERM INVESTMENTS (COST $300,681)	300,681

		TOTAL INVESTMENTS — 98.6% (Cost $28,043,854)	20,530,821
		Other Assets and Liabilities (net) — 1.4%	299,135

		TOTAL NET ASSETS — 100.0%	$20,829,956

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Call	1	01/20/2017	Anheuser-Busch Cos., Inc., Strike 120.00	$1,227	$(650)
Call	7	01/20/2017	Colgate-Palmolive India Ltd., Strike 70.00	2,601	(1,918)

				$3,828	$(2,568)

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 35.

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets Index is included for comparative purposes. Please note that there are significant differences between the Fund’s portfolio holdings and those companies held in the MSCI Emerging Markets Index.

Class III shares of GMO Emerging Domestic Opportunities Fund returned -17.86% (net) for the fiscal year ended February 29, 2016, as compared with -23.41% for the MSCI Emerging Markets Index.

Country-sector allocation added to the Fund’s relative returns for the fiscal year. The Fund’s holdings in U.K. Consumer Staples added to relative performance. Also adding to relative performance were an underweight in China Financials and an overweight in Thailand Healthcare.

Stock selection added to relative returns for the fiscal year. In particular, the Fund’s stock selections in India Financials, India Industrials, and Qatar Energy added to relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

10

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Emerging Domestic Opportunities Class II Shares and the MSCI Emerging Markets Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .80% on the purchase and .80% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*	For the period from March 1, 2011 to March 24, 2011, no Class II shares were outstanding. Performance for that period is that of Class V, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class II expenses had been applied throughout.

**	For the period from October 27, 2011 to November 29, 2013, no Class V shares were outstanding. Performance for that period is that of Class II, which has higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

11

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	71.9%
Investment Funds	17.6
Debt Obligations	4.3
Short-Term Investments	3.7
Mutual Funds	1.9
Preferred Stocks	0.3
Futures Contracts	0.1
Swap Contracts	0.0 ^
Forward Currency Contracts	(0.1)
Written Options	(0.2)
Other	0.5

100.0%

Country Summary**	% of Investments
United States***	19.8%
China	15.9
Thailand	10.8
India	7.1
United Kingdom***	7.2
Philippines	6.9
Taiwan	4.8
South Korea	4.4
Switzerland	3.8
Brazil	3.2
Turkey	2.7
Russia	2.6
Indonesia	2.2
Belgium	1.8
South Africa	1.6
Vietnam	1.4
Qatar	1.2
Malaysia	0.9
Mexico	0.7
France	0.6
Panama	0.4

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%

Industry Group Summary	% of Equity Investments****
Food, Beverage & Tobacco	14.7%
Banks	10.7
Household & Personal Products	9.7
Health Care Equipment & Services	8.8
Food & Staples Retailing	6.3
Diversified Financials	6.0
Software & Services	5.4
Telecommunication Services	4.7
Energy	4.1
Capital Goods	4.0
Transportation	3.8
Consumer Services	3.1
Consumer Durables & Apparel	3.0
Technology Hardware & Equipment	2.7
Retailing	2.6
Insurance	2.0
Materials	2.0
Real Estate	1.6
Automobiles & Components	1.5
Media	1.4
Utilities	1.0
Pharmaceuticals, Biotechnology & Life Sciences	0.9

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

12

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 71.9%

	Belgium — 1.6%
271,309	Anheuser-Busch InBev NV Sponsored ADR	30,250,953

	Brazil — 2.5%
1,804,145	CETIP SA	17,028,077
5,332,821	LPS Brasil Consultoria de Imoveis SA	3,253,704
147,500	Ouro Fino Saude Animal Participacoes SA	1,425,210
2,145,200	Raia Drogasil SA	24,579,610

	Total Brazil	46,286,601

	China — 10.3%
2,974,000	AIA Group Ltd	15,125,846
45,500	Baidu Inc Sponsored ADR *	7,890,610
5,972,400	Cosmo Lady China Holdings Co Ltd	5,017,285
289,700	JD.com Inc ADR *	7,448,187
215,300	Noah Holdings Ltd Sponsored ADR *	5,102,610
4,765,000	Qingdao Haier Co Ltd – Class A	5,448,813
2,304,468	Shanghai Jahwa United Co Ltd – Class A	10,326,695
2,764,000	Shenzhou International Group Holdings Ltd	14,114,690
633,531	TAL Education Group ADR *	32,785,229
3,753,900	Tencent Holdings Ltd	68,735,482
7,183,440	Tong Ren Tang Technologies Co Ltd – Class H	10,968,060
866,500	Vipshop Holdings Ltd ADR *	9,626,815

	Total China	192,590,322

	France — 0.5%
58,155	L’Oreal SA	9,788,071

	India — 12.2%
1,389,887	Asian Paints Ltd	17,224,477
96,256	Bajaj Finance Ltd	8,408,500
300,983	Britannia Industries Ltd	12,103,094
1,178,365	CMI Ltd (a)	5,234,567
5,321	Eicher Motors Ltd	1,471,544
3,990,767	Fortis Healthcare Ltd *	9,773,144
4,528,881	Gateway Distriparks Ltd	15,752,149
2,110,969	Gayatri Projects Ltd (a)	17,467,627
1,382,323	IndusInd Bank Ltd	16,895,203
1,389,896	J Kumar Infraprojects Ltd	5,352,839
3,987,953	LIC Housing Finance Ltd	24,578,843
165,139	Maruti Suzuki India Ltd	7,888,572
188,269	Multi Commodity Exchange of India Ltd (b)	2,474,809
4,348,268	Muthoot Finance Ltd	11,013,921
2,781,697	Narayana Hrudayalaya Ltd *	11,321,924
61,276	Nestle India Ltd	4,487,398
2,895,797	Petronet LNG Ltd	9,915,477

Shares	Description	Value ($)
	India — continued
1,058,855	PI Industries Ltd	8,800,957
751,243	Repco Home Finance Ltd	6,253,480
1,607,271	Sangam India Ltd	5,789,395
1,085,461	SKS Microfinance Ltd *	7,706,070
662,274	Snowman Logistics Ltd	461,554
259,078	Supreme Industries Ltd	2,533,080
1,007,976	Tata Motors Ltd *	4,415,015
1,179,818	Techno Electric & Engineering Co Ltd	7,550,025
991,196	Torrent Power Ltd	3,300,701

	Total India	228,174,365

	Indonesia — 1.9%
9,021,700	Astra International Tbk PT	4,582,016
4,404,100	Bank Central Asia Tbk PT	4,434,181
21,286,200	Bank Mandiri Persero Tbk PT	15,127,276
4,891,400	Bank Rakyat Indonesia Persero Tbk PT	4,046,294
22,844,300	Mitra Keluarga Karyasehat Tbk PT	3,672,554
17,355,600	Telekomunikasi Indonesia Persero Tbk PT	4,206,100

	Total Indonesia	36,068,421

	Malaysia — 0.8%
23,589,800	AirAsia Berhad	8,241,821
22,234,644	Media Prima Berhad	7,190,737

	Total Malaysia	15,432,558

	Mexico — 0.6%
2,930,900	Alsea SAB de CV	11,038,161

	Panama — 0.4%
115,400	Copa Holdings SA – Class A	7,046,324

	Philippines — 6.0%
13,014,390	BDO Unibank Inc	27,104,278
8,265,654	Concepcion Industrial Corp	6,614,151
774,349	GT Capital Holdings Inc	21,263,828
15,604,500	Puregold Price Club Inc	11,158,930
14,122,730	Robinsons Retail Holdings Inc	18,179,105
11,331,422	Semirara Mining & Power Corp	29,296,440

	Total Philippines	113,616,732

	Qatar — 1.0%
2,997,169	Qatar Gas Transport Co Ltd Nakilat	19,451,684

	Russia — 2.3%
1,269,258	Global Ports Investments Plc GDR (Registered Shares) *	3,478,669
578,007	Lenta Ltd GDR (Registered Shares) *	3,255,039
86,743	Magnit PJSC Sponsored GDR (Registered Shares)	2,893,553
4,486,220	Moscow Exchange MICEX-RTS OAO *	5,913,717

See accompanying notes to the financial statements.	13

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Russia — continued
2,247,098	Sberbank of Russia PJSC Sponsored ADR	13,674,122
996,379	Sollers OJSC *	5,349,466
434,901	X5 Retail Group NV GDR (Registered Shares) *	8,103,344

	Total Russia	42,667,910

	South Africa — 1.4%
4,514,988	Life Healthcare Group Holdings Ltd	9,974,714
62,530	Naspers Ltd – N Shares	7,393,567
1,797,555	Truworths International Ltd	9,705,253

	Total South Africa	27,073,534

	South Korea — 1.6%
265,019	Hyundai Marine & Fire Insurance Co Ltd	6,594,621
269,877	KB Insurance Co Ltd	7,049,562
32,791	Korea Electric Power Corp	1,555,647
169,641	KT&G Corp	14,624,062

	Total South Korea	29,823,892

	Switzerland — 3.3%
896,529	Nestle SA (Registered)	62,695,158

	Taiwan — 4.2%
7,606,000	Chunghwa Telecom Co Ltd	23,873,592
17,079,489	E.Sun Financial Holding Co Ltd	8,795,587
2,060,000	Giant Manufacturing Co Ltd	13,092,195
1,874,000	President Chain Store Corp	12,670,535
6,881,000	Taiwan Mobile Co Ltd	21,174,553

	Total Taiwan	79,606,462

	Thailand — 5.6%
47,605,050	Bangkok Dusit Medical Services Pcl (Foreign Registered)	28,841,270
6,431,800	Carabao Group Pcl (Foreign Registered)	6,676,338
171,545,000	Chularat Hospital Pcl (Foreign Registered)	12,313,989
7,379,600	CP ALL Pcl (Foreign Registered)	8,943,977
7,582,900	CPN Retail Growth Leasehold Property Fund (Foreign Registered)	4,021,534
7,920,400	Intouch Holdings Pcl (Foreign Registered) (b)	14,075,394
2,036,800	Intouch Holdings Pcl NVDR	3,329,879
7,724,200	Major Cineplex Group Pcl (Foreign Registered)	6,008,748
14,598,500	SPCG Pcl (Foreign Registered)	8,885,325
8,436,700	Tisco Financial Group Pcl (Foreign Registered) (b)	11,175,270

	Total Thailand	104,271,724

	Turkey — 2.4%
2,846,312	Dogus Otomotiv Servis ve Ticaret AS	10,798,902
493,357	Turk Traktor ve Ziraat Makineleri AS	13,072,698

Shares	Description	Value ($)
	Turkey — continued
8,563,926	Turkiye Garanti Bankasi AS	21,176,836

	Total Turkey	45,048,436

	United Kingdom — 6.3%
1,029,814	British American Tobacco Plc	56,026,254
1,459,169	Unilever Plc	62,339,417

	Total United Kingdom	118,365,671

	United States — 5.7%
1,286,101	Abbott Laboratories	49,823,553
863,400	Colgate-Palmolive Co.	56,673,576

	Total United States	106,497,129

	Vietnam — 1.3%
4,119,158	Vietnam Dairy Products JSC	23,663,619

	TOTAL COMMON STOCKS (COST $1,475,910,875)	1,349,457,727

	PREFERRED STOCKS — 0.3%

	Brazil — 0.3%
916,900	Itau Unibanco Holding SA	5,799,768

	TOTAL PREFERRED STOCKS (COST $5,826,669)	5,799,768

	INVESTMENT FUNDS — 17.6%

	China — 3.7%
4,674,300	Hang Seng Investment Index ETF	47,995,114
719,700	iShares China Large-Cap ETF	21,799,713

	Total China	69,794,827

	South Korea — 2.3%
2,194,275	Samsung Kodex 200 ETF	42,488,545

	Thailand — 3.9%
64,737,284	BTS Rail Mass Transit Growth Infrastructure Fund	19,614,174
103,959,292	Digital Telecommunication Infrastructure Fund	38,504,693
46,442,600	TICON Industrial Growth Leasehold Property Fund (a)	15,379,869

	Total Thailand	73,498,736

	United States — 7.7%
4,740,641	iShares MSCI Emerging Markets ETF	143,688,829

	TOTAL INVESTMENT FUNDS (COST $332,781,395)	329,470,937

14	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

	Shares / Par Value	Description	Value ($)
		DEBT OBLIGATIONS — 4.3%

		Brazil — 1.0%
	19,900,000	Itau Unibanco Holding SA, 5.13%, due 05/13/23	18,128,900

		Mexico — 1.8%
	18,814,000	Cemex Finance LLC, 6.00%, due 04/01/24	16,910,964
	20,031,000	Cemex SAB de CV, 144A, 5.70%, due 01/11/25	17,477,047

		Total Mexico	34,388,011

		Russia — 1.5%
	28,400,000	Sberbank of Russia Via SB Capital SA, 5.72%, due 06/16/21	28,755,000

		TOTAL DEBT OBLIGATIONS (COST $82,042,794)	81,271,911

		MUTUAL FUNDS — 1.9%

		United States — 1.9%
		Affiliated Issuers
	1,432,576	GMO U.S. Treasury Fund	35,814,390

		TOTAL MUTUAL FUNDS (COST $35,814,390)	35,814,390

		SHORT-TERM INVESTMENTS — 3.7%

		Time Deposits — 1.8%
GBP	2,683,365	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 03/01/16	3,734,842

	Par Value	Description	Value ($)
		Time Deposits — continued
USD	2,736,385	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.15%, due 03/01/16	2,736,385
GBP	11,586,179	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 03/01/16	16,126,222
USD	3,737,391	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	3,737,391
USD	3,737,391	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 03/01/16	3,737,391
USD	3,737,391	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	3,737,391

		Total Time Deposits	33,809,622

		U.S. Government — 1.9%
	5,500,000	U.S. Treasury Bill, 0.20%, due 03/17/16 (c)(d)	5,499,477
	5,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (c)(d)	4,995,640
	15,000,000	U.S. Treasury Bill, 0.32%, due 06/23/16 (c)(d)	14,984,850
	10,000,000	U.S. Treasury Bill, 0.42%, due 07/28/16 (c)(d)	9,982,920

		Total U.S. Government	35,462,887

		TOTAL SHORT-TERM INVESTMENTS (COST $69,271,032)	69,272,509

		TOTAL INVESTMENTS — 99.7% (Cost $2,001,647,155)	1,871,087,242
		Other Assets and Liabilities (net) — 0.3%	5,037,097

		TOTAL NET ASSETS — 100.0%	$1,876,124,339

See accompanying notes to the financial statements.	15

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/31/2016	MSCI	INR	6,939,000,000	USD	100,000,000	$1,459,543
05/10/2016	MSCI	KRW	70,595,203,000	USD	58,107,830	1,250,725
08/31/2016	MSCI	KRW	76,909,787,963	USD	64,275,980	2,409,230
05/10/2016	MSCI	PHP	4,604,307,000	USD	94,895,033	(1,655,609)
07/27/2016	GS	THB	6,393,488,527	USD	176,792,605	(2,055,615)
08/31/2016	MSCI	TWD	7,374,660,000	USD	226,840,333	6,741,090
07/27/2016	GS	USD	177,236,529	THB	6,393,488,527	1,611,692
08/31/2016	MSCI	USD	58,787,268	INR	4,007,822,000	(1,872,351)
08/31/2016	MSCI	USD	64,892,798	KRW	76,909,787,963	(3,026,047)
08/31/2016	MSCI	USD	226,993,249	TWD	7,374,660,000	(6,894,006)

						$(2,031,348)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,065	Mini MSCI Emerging Markets	March 2016	$76,621,825	$196,175

Sales
6,568	SGX CNX Nifty Index 50	March 2016	$92,165,988	$2,578,115

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Call	1,617	01/20/2017	Anheuser-Busch Cos. Inc., Strike 120.00	$1,983,470	$(1,051,050)
Call	8,030	01/20/2017	Colgate-Palmolive India Ltd., Strike 70.00	2,984,361	(2,200,220)

				$4,967,831	$(3,251,270)

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
18,965,666	USD	2/23/2017	MSCI	Appreciation of Total Return on India U.S. Ishares MSCI	Depreciation of Total Return on India U.S. Ishares MSCI + (Monthly Fed Funds Rate minus 0.60%)	$133,722

						$133,722

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 35.

16	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Markets Fund returned -22.80% (net) for the fiscal year ended February 29, 2016, as compared with -21.27% for the S&P/IFCI Composite Index.

Country-sector allocation detracted from the Fund’s relative returns for the fiscal year. The Fund’s overweight in Brazil Telecommunications and underweight in China Information Technology detracted from relative performance. The Fund’s overweights in Russia Energy and Taiwan Information Technology added to relative performance.

Stock selection was neutral overall during the fiscal year. The Fund’s stock selections in Greece Financials and Brazil Utilities detracted from relative performance, while the stock selections in India Financials, India Industrials, and Russia Energy added to relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $50,000,000 Investment in

GMO Emerging Markets Fund Class III Shares and the S&P/IFCI Composite Index As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .80% on the purchase and .80% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

*	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. Performance for that period is that of Class III shares, which have been adjusted downward to reflect Class II’s higher gross expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s gross expenses during such periods upward by the current differential between the gross shareholder service fees for Class II and Class III shares).

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	88.4%
Preferred Stocks	8.5
Mutual Funds	1.3
Investment Funds	0.7
Short-Term Investments	0.5
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Written Options	(0.0)^
Other	0.6

100.0%

Country Summary**	% of Investments
Taiwan	20.5%
South Korea	15.2
Russia	14.8
India	11.9
Brazil	9.9
China	9.5
Turkey	4.6
Thailand	3.4
South Africa	2.3
Poland	2.1
Mexico	1.1
Philippines	0.8
Indonesia	0.6
United Kingdom***	0.6
United Arab Emirates	0.5
Greece	0.4
Colombia	0.4
Chile	0.4
Egypt	0.4
Malaysia	0.2
Belgium	0.2
Vietnam	0.1
Qatar	0.1
Czech Republic	0.1
Panama	0.1
Sri Lanka	0.0 ^
United States***	(0.2)

100.0%

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

***	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

^	Rounds to 0.0%.

Industry Group Summary	% of Equity Investments****
Banks	17.7%
Technology Hardware & Equipment	16.0
Telecommunication Services	11.5
Automobiles & Components	10.1
Energy	10.0
Utilities	9.3
Materials	4.4
Capital Goods	3.3
Semiconductors & Semiconductor Equipment	3.0
Diversified Financials	2.3
Real Estate	1.9
Consumer Durables & Apparel	1.8
Insurance	1.1
Software & Services	1.1
Food, Beverage & Tobacco	1.1
Retailing	0.9
Health Care Equipment & Services	0.9
Household & Personal Products	0.7
Transportation	0.7
Food & Staples Retailing	0.7
Consumer Services	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Media	0.3

100.0%

****	Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. The table excludes exposure to derivative contracts, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Schedule of Investments.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 88.4%

	Belgium — 0.2%
7,136	Anheuser-Busch InBev NV	798,352
64,825	Anheuser-Busch InBev NV Sponsored ADR	7,227,987

	Total Belgium	8,026,339

	Brazil — 6.7%
7,331,100	AES Tiete Energia SA	26,928,746
13,207,000	Banco do Brasil SA	44,532,575
958,500	Brasil Brokers Participacoes SA *	367,593
564,895	CETIP SA	5,331,653
7,480,536	Cia de Saneamento Basico do Estado de Sao Paulo ADR	41,666,586
1,643,800	Cia de Saneamento de Minas Gerais *	6,029,852
1,915,900	Cia Hering	6,317,071
697,100	Companhia de Concessoes Rodoviarias	2,192,570
1,938,200	Companhia de Saneamento Basico do Estado de Sao Paulo	10,913,250
2,845,301	CPFL Energia SA *	11,833,130
788,218	CPFL Energia SA ADR *	6,621,031
5,461,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,153,536
1,405,400	Direcional Engenharia SA	1,662,450
2,477,909	Duratex SA	3,751,836
1,291,500	EcoRodovias Infraestrutura e Logistica SA	1,453,744
6,329,700	EDP-Energias do Brasil SA	20,066,263
2,253,400	Equatorial Energia SA	21,487,140
2,825,900	Even Construtora e Incorporadora SA	3,194,976
1,028,300	Ez Tec Empreendimentos e Participacoes SA	3,431,465
736,771	Grendene SA	3,021,907
1,276,200	Grupo BTG Pactual	6,292,727
5,248,509	Light SA	10,587,073
693,600	Localiza Rent a Car SA	3,971,029
1,197,700	LPS Brasil Consultoria de Imoveis SA	730,750
4,793,900	MRV Engenharia e Participacoes SA	12,654,640
649,700	Multiplus SA	4,303,774
5,313,405	Oi SA *	1,667,241
69,700	Ouro Fino Saude Animal Participacoes SA	673,472
673,200	Raia Drogasil SA	7,713,497
2,554,900	Tractebel Energia SA	22,459,681
4,706,651	Transmissora Alianca de Energia Eletrica SA	22,105,923
3,663,300	Via Varejo SA	3,950,166

	Total Brazil	329,067,347

	Chile — 0.4%
26,631,267	Corpbanca SA	215,864
1,744,646	Empresa Nacional de Electricidad SA	2,303,302
16,900	Empresa Nacional de Electricidad SA Sponsored ADR	671,099

Shares	Description	Value ($)
	Chile — continued
15,151,992	Enersis Americas SA	3,820,737
802,300	Enersis Americas SA ADR	10,141,072
93,800	Jd.com Inc ADR	2,411,598

	Total Chile	19,563,672

	China — 9.2%
31,581,290	Agricultural Bank of China Ltd – Class H	10,381,627
486,900	AIA Group Ltd	2,476,387
3,034,705	Aier Eye Hospital Group Co Ltd – Class A	13,055,115
1,540,538	Anhui Conch Cement Co Ltd – Class A	3,320,369
14,700	Baidu Inc Sponsored ADR *	2,549,274
85,018,682	Bank of China Ltd – Class H	32,018,816
5,834,000	Belle International Holdings Ltd	3,798,843
64,132,200	China Communications Services Corp Ltd – Class H	25,555,182
116,234,106	China Construction Bank Corp – Class H	67,771,998
1,397,734	China International Travel Service Corp Ltd – Class A	8,841,693
16,662,000	China Machinery Engineering Corp – Class H	12,205,323
5,439,237	China Mobile Ltd	58,175,129
347,200	China Mobile Ltd Sponsored ADR	18,571,728
3,037,000	China ZhengTong Auto Services Holdings Ltd	1,057,294
523,940	CKH Food & Health Ltd. *	1,226,745
2,612,000	Cosmo Lady China Holdings Co Ltd	2,194,285
12,016,000	Harbin Power Equipment Co Ltd	4,044,243
8,336,000	Hua Han Health Industry Holdings Ltd	855,908
14,558,000	Huabao International Holdings Ltd *	5,036,420
90,436,947	Industrial & Commercial Bank of China Ltd	44,620,719
4,338,918	Jiangsu Expressway Co Ltd – Class A	5,047,437
179,603	Kweichow Moutai Co Ltd	5,891,066
4,841,000	Lianhua Supermarket Holdings Co Ltd – Class H *	1,471,140
15,226,800	Lonking Holdings Ltd	1,936,849
78,000	Noah Holdings Ltd Sponsored ADR *	1,848,600
26,242,500	Parkson Retail Group Ltd	3,105,489
7,668,000	Peak Sport Products Co Ltd	1,761,970
1,830,642	Qingdao Haier Co Ltd – Class A	2,093,353
16,539,000	Real Nutriceutical Group Ltd	1,403,184
2,927,665	SAIC Motor Corp Ltd – Class A	8,193,399
904,656	Shanghai Jahwa United Co Ltd – Class A	4,053,910
840,000	Shenzhou International Group Holdings Ltd	4,289,558
10,074,000	Shougang Fushan Resources Group Ltd	1,126,137
9,112,000	Sinopec Engineering Group Co Ltd – Class H	6,643,345
1,868,000	Skyworth Digital Holdings Ltd	1,054,844
154,906	TAL Education Group ADR *	8,016,385
894,800	Tencent Holdings Ltd	16,384,163

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — continued
2,306,880	Tong Ren Tang Technologies Co Ltd – Class H	3,522,268
2,039,933	Tus-Sound Environmental Resources Co Ltd	8,695,080
256,000	Vipshop Holdings Ltd ADR *	2,844,160
2,610,078	Weichai Power Co Ltd – Class A	2,835,485
2,028,816	Weifu High-Technology Group Co Ltd – Class A	4,977,280
532,000	XTEP International Holdings Ltd.	246,853
30,400	Xunlei Ltd ADR *	176,928
50,862,680	Yangzijiang Shipbuilding Holdings Ltd	32,712,336
3,926,000	Zhejiang Expressway Co Ltd – Class H	3,492,253

	Total China	451,580,570

	Colombia — 0.4%
636,096	Almacenes Exito SA	2,744,709
13,722,450	Ecopetrol SA	4,753,591
1,940,400	Ecopetrol SA Sponsored ADR	13,543,992

	Total Colombia	21,042,292

	Czech Republic — 0.1%
7,600	Philip Morris CR AS	3,894,357

	Egypt — 0.4%
138,897	Alexandria Mineral Oils Co	409,609
105,878,112	Orascom Telecom Media And Technology Holding SAE *	7,694,207
11,310,105	Telecom Egypt Co	9,521,324

	Total Egypt	17,625,140

	Greece — 0.4%
4,652,952	Alpha Bank AE *	7,989,935
6,778,596	Eurobank Ergasias SA *	4,218,027
22,146,912	National Bank of Greece SA *	4,877,530
23,082,926	Piraeus Bank SA *	3,969,459

	Total Greece	21,054,951

	India — 11.3%
374,719	Apollo Tyres Ltd	870,950
3,076,742	Asian Paints Ltd	38,129,195
1,422,392	Aurobindo Pharma Ltd	13,703,202
1,457,997	Axis Bank Ltd	8,036,536
31,056	Bajaj Finance Ltd	2,712,915
751,901	Bharat Heavy Electricals Ltd	993,297
89,931	Britannia Industries Ltd	3,616,295
1,490,911	Cairn India Ltd	2,545,432
301,113	CMI Ltd	1,337,613
79,229	Dewan Housing Finance Corp Ltd	178,109
4,201	Eicher Motors Ltd	1,161,804
1,081,009	Federal Bank Ltd	735,803
1,201,324	Fortis Healthcare Ltd *	2,941,969

Shares	Description	Value ($)
	India — continued
1,280,381	Gateway Distriparks Ltd	4,453,363
3,380,000	Gayatri Projects Ltd (a) (b)	27,968,473
10,986,037	HDFC Bank Ltd (c)	178,684,872
20,600	HDFC Bank Ltd ADR	1,088,092
1,563,317	Hero MotoCorp Ltd	57,145,445
2,055,462	Housing Development & Infrastructure Ltd *	1,844,687
148,936	Housing Development Finance Corp Ltd	2,320,056
782,665	ICICI Bank Ltd	2,234,128
1,330,700	ICICI Bank Ltd Sponsored ADR	7,545,069
3,601,734	IDBI Bank Ltd	3,097,822
6,122,959	IDFC Ltd (c)	3,534,569
8,796,588	IFCI Ltd	2,730,549
208,945	Indiabulls Housing Finance Ltd	1,747,929
444,936	IndusInd Bank Ltd	5,438,153
518,313	J Kumar Infraprojects Ltd	1,996,154
2,987,560	Jai Balaji Industries Ltd *	259,927
173,973	Jammu & Kashmir Bank Ltd (The)	162,107
354,023	Karnataka Bank Ltd (The)	445,655
1,709,182	Kiri Industries Ltd * (b)	1,878,798
916,830	LIC Housing Finance Ltd	5,650,674
2,641,903	Manappuram Finance Ltd	1,170,614
1,190,469	Maruti Suzuki India Ltd	56,867,853
381,135	Mphasis Ltd	2,330,040
174,393	Multi Commodity Exchange of India Ltd (c)	2,292,408
1,292,066	Muthoot Finance Ltd	3,272,731
603,278	Narayana Hrudayalaya Ltd *	2,455,432
25,980	Nestle India Ltd	1,902,582
829,170	NMDC Ltd	988,742
897,719	Petronet LNG Ltd	3,073,873
325,146	PI Industries Ltd	2,702,538
672,297	PTC India Ltd	584,614
997,839	Reliance Capital Ltd	4,657,620
282,277	Repco Home Finance Ltd	2,349,724
529,398	Sangam India Ltd	1,906,893
119,004	Shriram Transport Finance Co Ltd	1,392,609
308,282	SKS Microfinance Ltd *	2,188,602
329,474	Snowman Logistics Ltd	229,618
3,226,556	South Indian Bank Ltd (The)	784,226
115,347	Supreme Industries Ltd	1,127,781
28,160	Tata Motors Ltd *	123,343
190,500	Tata Motors Ltd Sponsored ADR *	4,234,815
154,028	Tata Motors Ltd – Class A *	529,079
555,126	Techno Electric & Engineering Co Ltd	3,552,425
296,547	Torrent Power Ltd	987,507
594,112	UltraTech Cement Ltd	24,059,670
4,461,263	Yes Bank Ltd	45,181,911

	Total India	558,136,892

22	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Indonesia — 0.6%
2,152,700	Astra International Tbk PT	1,093,331
52,639,500	Bakrie Telecom Tbk PT *	39,366
1,082,900	Bank Central Asia Tbk PT	1,090,296
6,040,600	Bank Mandiri Persero Tbk PT	4,292,820
1,217,000	Bank Rakyat Indonesia Persero Tbk PT	1,006,734
29,434,869	Gajah Tunggal Tbk PT	1,062,234
10,726,118	Harum Energy Tbk PT *	569,471
9,380,991	Indo Tambangraya Megah Tbk PT	4,734,649
10,830,300	Mitra Keluarga Karyasehat Tbk PT	1,741,128
53,167,780	Perusahaan Gas Negara Persero Tbk PT	10,463,087
3,010,380	Tambang Batubara Bukit Asam Persero Tbk PT	1,141,240
4,225,700	Telekomunikasi Indonesia Persero Tbk PT	1,024,091

	Total Indonesia	28,258,447

	Malaysia — 0.2%
7,273,400	AirAsia Berhad	2,541,186
1,470,300	Genting Berhad	2,753,402
8,306,865	Media Prima Berhad	2,686,460
1,076,900	UMW Holdings Berhad	1,812,731
2,374,700	YTL Corp Berhad	886,531

	Total Malaysia	10,680,310

	Mexico — 1.1%
948,500	Alsea SAB de CV	3,572,177
8,012,000	Cemex SAB de CV Sponsored ADR *	44,386,480
7,285,240	Genomma Lab Internacional SAB de CV – Class B *	4,733,598

	Total Mexico	52,692,255

	Panama — 0.1%
48,800	Copa Holdings SA – Class A	2,979,728

	Philippines — 0.8%
3,562,736	BDO Unibank Inc	7,419,894
2,901,450	Concepcion Industrial Corp	2,321,731
5,368,877	First Gen Corp	2,235,512
204,383	GT Capital Holdings Inc	5,612,411
12,334,650	Lopez Holding Corp	1,377,087
5,073,200	Manila Water Co Inc	2,859,089
4,946,488	Puregold Price Club Inc	3,537,282
4,572,070	Robinsons Retail Holdings Inc	5,885,274
3,312,025	Semirara Mining & Power Corp	8,562,963

	Total Philippines	39,811,243

	Poland — 2.0%
486,473	Enea SA	1,343,596
5,818,619	Energa SA	18,456,886
2,412,310	Orange Polska SA	3,788,882
18,227,436	PGE SA	58,848,427
338,401	Powszechny Zaklad Ubezpieczen SA	2,918,825
5,725,963	Synthos SA	5,653,400

Shares	Description	Value ($)
	Poland — continued
11,834,149	Tauron Polska Energia SA	7,488,597

	Total Poland	98,498,613

	Qatar — 0.1%
36,954	Commercial Bank QSC (The)	436,255
53,267	Doha Bank QSC	611,054
11,569	Industries Qatar QSC	332,424
814,638	Qatar Gas Transport Co Ltd Nakilat	5,287,016

	Total Qatar	6,666,749

	Russia — 10.6%
284,675	Bashneft OAO – Class S *	9,953,662
562,759	Etalon Group Ltd GDR (Registered)	891,894
870,435	Gazprom Neft PJSC Sponsored ADR	8,515,979
73,378	Gazprom Neft – Class S	145,178
12,092,424	Gazprom PAO Sponsored ADR	44,279,857
462,693	Global Ports Investments Plc GDR (Registered) *	1,268,108
466,755	Globaltrans Investment Plc Sponsored GDR (Registered) *	1,820,046
413,601	Lenta Ltd 144A GDR *	2,332,710
1,767,853	Lukoil PJSC Sponsored ADR	62,441,160
226,457	M Video *	729,213
37,937	Magnit PJSC Sponsored GDR (Registered)	1,265,494
1,441,831	MegaFon OAO GDR	16,839,764
11,670,015	Mobile Telesystems PJSC ADR	81,690,105
2,326,530	Moscow Exchange MICEX-RTS PJSC *	3,066,823
199,500	QIWI Plc Sponsored ADR	2,218,440
6,725,762	Rosneft OJSC GDR (Registered)	25,112,065
5,633,155	Rostelecom PJSC *	6,655,381
5,538,212	Sberbank of Russia PJSC *	7,885,256
13,365,736	Sberbank of Russia PJSC Sponsored ADR	81,333,658
3,181,814	Sistema JSFC Sponsored GDR (Registered)	17,716,366
251,232	Sollers OJSC *	1,348,841
19,175,448	Surgutneftegas Sponsored ADR*	97,975,494
1,128,784	Tatneft PAO Sponsored ADR	28,853,297
4,105,318	VimpelCom Ltd Sponsored ADR	14,532,826
126,347	X5 Retail Group NV GDR (Registered) *	2,354,175

	Total Russia	521,225,792

	South Africa — 2.2%
9,364,130	African Bank Investments Ltd * (d)	590
1,740,875	Barloworld Ltd	7,137,420
133,940	Bidvest Group Ltd (The)	3,007,514
129,182	DataTec Ltd	376,671
1,646,327	Grindrod Ltd	948,192
30,972	Imperial Holdings Ltd	234,197
3,515,704	Kumba Iron Ore Ltd	15,970,957
569,707	Lewis Group Ltd	1,682,352
36,260	Liberty Holdings Ltd	280,842
1,683,401	Life Healthcare Group Holdings Ltd	3,719,045

See accompanying notes to the financial statements.	23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Africa — continued
6,738,920	MTN Group Ltd	56,654,142
6,032,502	Murray & Roberts Holdings Ltd	3,410,017
21,636	Naspers Ltd – N Shares	2,558,248
104,832	Reunert Ltd	414,936
639,669	Truworths International Ltd	3,453,663
1,122,960	Wilson Bayly Holmes-Ovcon Ltd	8,655,114

	Total South Africa	108,503,900

	South Korea — 12.8%
110,649	Basic House Co Ltd (The) *	944,223
1,716,248	BNK Financial Group Inc	11,949,076
711,399	Daou Data Corp	7,901,953
1,068,440	Daou Technology Inc	18,737,864
1,277,349	DGB Financial Group Inc	8,579,739
144,697	Dongbu Insurance Co Ltd	7,892,508
3,029	Global & Yuasa Battery Co Ltd	91,854
263,832	Grand Korea Leisure Co Ltd	5,578,230
42,548	GS Home Shopping Inc	6,321,971
50,076	Halla Holdings Corp	2,443,530
1,173,852	Hana Financial Group Inc	19,786,337
402,241	Hankook Tire Co Ltd	17,357,768
963,343	Hankook Tire Worldwide Co Ltd	15,650,224
317,980	Hanon Systems	2,557,635
95,928	Hyundai Home Shopping Network Corp	9,857,022
415,500	Hyundai Marine & Fire Insurance Co Ltd	10,339,125
516,984	Hyundai Mobis Co Ltd	104,113,961
550,937	Hyundai Motor Co	65,705,256
51,441	Hyundai Wia Corp	4,555,690
1,323,475	Industrial Bank of Korea	12,473,151
326,118	JB Financial Group Co Ltd	1,408,276
122,804	KB Financial Group Inc	2,940,251
414,953	KB Insurance Co Ltd	10,839,149
2,587,242	Kia Motors Corp	96,368,458
17,910	Korea Electric Power Corp	849,673
54,173	KT&G Corp	4,670,034
60,375	LF Corp	1,221,713
4,880	Lotte Shopping Co Ltd	987,523
146,277	Lumens Co Ltd *	602,085
72,952	Mirae Asset Life Insurance Co Ltd	248,216
414,531	Neowiz Games Corp *	4,633,197
473,204	Samick Musical Instruments Co Ltd	1,131,582
127,929	Samsung Electronics Co Ltd	121,956,927
21,237	Samsung Electronics Co Ltd GDR (Registered)	10,129,395
345,806	Seoyeon Co Ltd	3,279,525
163,415	Seoyon E-Hwa Co Ltd	1,934,092
126,847	SFA Engineering Corp	6,546,178
101,164	Silicon Works Co Ltd	2,371,253
368	Sindoh Co Ltd	15,207
21,321	Tongyang Life Insurance Co Ltd	178,700

Shares	Description	Value ($)
	South Korea — continued
3,663,721	Woori Bank	25,753,132

	Total South Korea	630,901,683

	Sri Lanka — 0.0%
87,747,515	Anilana Hotels & Properties Ltd * (b)	1,882,313

	Taiwan — 19.9%
9,213,000	AcBel Polytech Inc	6,434,494
1,047,522	Advantech Co Ltd	7,205,126
13,442,940	AmTRAN Technology Co Ltd	6,290,326
8,884,120	Asustek Computer Inc	72,816,774
1,611,000	Casetek Holdings Ltd	8,699,057
11,583,000	Cathay Financial Holding Co Ltd	12,898,995
2,859,000	Chailease Holding Co Ltd	4,726,438
1,579,000	Chimei Materials Technology Corp	946,958
10,467,000	China Development Financial Holding Corp	2,503,469
3,418,000	China Life Insurance Co Ltd	2,357,949
750,000	Chipbond Technology Corp	1,164,062
7,035,919	Chong Hong Construction Co Ltd	9,054,007
9,367,529	Chunghwa Telecom Co Ltd	29,402,652
38,200	Chunghwa Telecom Co Ltd Sponsored ADR	1,199,098
79,097,111	Compal Electronics Inc	46,074,379
5,578,000	Coretronic Corp	5,453,970
20,511,000	CTBC Financial Holding Co Ltd	9,933,353
3,585,000	CTCI Corp	4,042,603
1,790,000	Dynapack International Technology Corp	2,574,319
4,320,121	E.Sun Financial Holding Co Ltd	2,224,774
1,915,000	Elan Microelectronics Corp	2,452,388
326,000	Elite Semiconductor Memory Technology Inc	281,979
9,457,000	Elitegroup Computer Systems Co Ltd	6,065,411
664,000	Everlight Electronics Co Ltd	1,184,074
3,992,084	Far EasTone Telecommunications Co Ltd	8,327,814
2,997,400	Faraday Technology Corp	4,160,323
3,074,000	Farglory Land Development Co Ltd	3,145,989
3,278,000	Formosan Rubber Group Inc	1,662,647
13,558,243	Foxconn Technology Co Ltd	26,548,729
30,347,200	Fubon Financial Holding Co Ltd	35,730,301
656,410	Giant Manufacturing Co Ltd	4,171,771
8,448,000	Gigabyte Technology Co Ltd	9,103,072
23,923,754	Highwealth Construction Corp	23,559,881
40,475,500	Hon Hai Precision Industry Co Ltd	94,312,971
24,944,000	HTC Corp	59,887,331
3,979,000	Huaku Development Co Ltd	6,226,741
1,843,000	IEI Integration Corp	2,244,719
27,209,600	Inventec Co Ltd	19,318,619
3,880,000	KEE TAI Properties Co Ltd	1,705,272
540,000	King’s Town Bank Co Ltd	344,115
3,827,000	Kinsus Interconnect Technology Corp	8,795,009

24	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Taiwan — continued
143,000	Kuo Toong International Co Ltd	130,343
36,220,836	Lite-On Technology Corp	41,519,354
789,000	Lotes Co Ltd	2,782,652
1,156,000	Lung Yen Life Service Corp	1,988,683
948,816	Makalot Industrial Co Ltd	5,895,414
5,750,030	MediaTek Inc	40,540,439
8,725,000	Mega Financial Holding Co Ltd	5,728,864
2,129,139	Mercuries Life Insurance Co Ltd	1,077,679
1,435,000	Merry Electronics Co Ltd	2,533,625
1,992,810	Novatek Microelectronics Corp Ltd	8,193,646
13,718,470	Pegatron Corp	32,297,662
1,156,580	Phison Electronics Corp	8,933,821
1,274,000	Pou Chen Corp	1,571,110
1,433,811	Powertech Technology Inc	3,098,590
573,000	President Chain Store Corp	3,874,182
28,845,550	Quanta Computer Inc	48,450,855
12,830,870	Radiant Opto-Electronics Corp	25,167,174
11,491,720	Realtek Semiconductor Corp	28,790,248
12,265,626	Ruentex Development Co Ltd	16,583,779
6,186,000	Ruentex Industries Ltd	10,867,833
15,364,000	Shin Kong Financial Holding Co Ltd	2,887,671
997,000	Shin Zu Shing Co Ltd	3,117,910
5,067,780	Simplo Technology Co Ltd	16,194,977
75,000	Sinmag Equipment Corp	235,751
7,955,000	SinoPac Financial Holdings Co Ltd	2,170,485
74,000	Sirtec International Co Ltd	80,873
2,621,000	Soft-World International Corp	5,600,077
950,000	Sunspring Metal Corp	1,188,662
2,462,060	Synnex Technology International Corp	2,496,760
3,368,680	Taishin Financial Holding Co Ltd	1,108,954
7,835,000	Taiwan Cement Corp	7,039,158
2,297,000	Taiwan Mobile Co Ltd	7,068,442
6,034,269	Taiwan Surface Mounting Technology Corp	5,298,798
4,291,000	Teco Electric and Machinery Co Ltd	3,496,971
903,000	Test Research Inc	1,241,342
1,713,000	Tong Hsing Electronic Industries Ltd	4,198,701
6,605,160	Tripod Technology Corp	11,648,952
3,409,000	United Integrated Services Co Ltd	5,062,328
8,034,000	Wan Hai Lines Ltd	4,424,376
63,772,889	Wistron Corp	37,733,708
366,042	Wistron NeWeb Corp	937,333
2,528,050	WPG Holdings Co Ltd	2,568,731
12,031,000	Yuanta Financial Holding Co Ltd	3,849,801
2,620,670	Yungtay Engineering Co Ltd	3,755,872

	Total Taiwan	978,664,545

	Thailand — 3.0%
5,761,300	Advanced Info Service Pcl (Foreign Registered)	27,529,592
941,900	Bangkok Bank Pcl (Foreign Registered) (c)	4,383,436

Shares	Description	Value ($)
	Thailand — continued
23,370,860	Bangkok Dusit Medical Services Pcl (Foreign Registered)	14,159,113
2,352,700	Carabao Group Pcl (Foreign Registered)	2,442,150
54,436,700	Chularat Hospital Pcl (Foreign Registered)	3,907,622
2,301,400	CP ALL Pcl (Foreign Registered)	2,789,266
1,702,500	CPN Retail Growth Leasehold Property Fund (Foreign Registered)	902,908
743,301	Glow Energy Pcl (Foreign Registered)	1,681,003
1,744,451	Intouch Holdings Pcl (Foreign Registered) (c)	3,100,075
1,890,300	Intouch Holdings Pcl NVDR	3,090,373
95,428,600	Jasmine International Pcl (Foreign Registered)	7,338,601
1,783,200	Kasikornbank Pcl (Foreign Registered) (c)	8,680,332
1,530,800	Kasikornbank Pcl NVDR	7,322,841
8,966,300	Krung Thai Bank Pcl (Foreign Registered)	4,445,058
3,075,700	Major Cineplex Group Pcl (Foreign Registered)	2,392,624
4,359,302	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	6,265,257
9,754,500	Saha Pathana Inter-Holding Pcl (Foreign Registered)	6,377,858
58,122,823	Sansiri Pcl (Foreign Registered)	2,704,956
1,587,500	Siam Commercial Bank Pcl (The) (Foreign Registered)	6,161,338
5,570,300	SPCG Pcl (Foreign Registered)	3,390,343
4,079,300	STP & I PCL	1,339,540
1,878,400	Thanachart Capital Pcl (Foreign Registered)	2,001,187
2,809,900	Tisco Financial Group Pcl (Foreign Registered) (d)	3,721,999
11,270,600	Total Access Communication Pcl (Foreign Registered) (c)	10,397,144
3,018,100	Total Access Communication Pcl NVDR	2,703,500
25,461,050	TTW Pcl (Foreign Registered)	7,353,330

	Total Thailand	146,581,446

	Turkey — 4.5%
1,043,657	Dogus Otomotiv Servis ve Ticaret AS	3,959,633
2,341,162	Enka Insaat ve Sanayi AS	3,767,751
8,589,684	Eregli Demir ve Celik Fabrikalari TAS	9,963,115
9,175,629	Gubre Fabrikalari TAS	16,852,472
3,559,819	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	1,294,071
3,878,115	Koza Altin Isletmeleri AS	21,182,055
12,145,804	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,458,366
11,348,652	Turk Telekomunikasyon AS	22,024,970
166,541	Turk Traktor ve Ziraat Makineleri AS	4,412,910
19,867,921	Turkcell Iletisim Hizmetleri AS	74,058,006
213,200	Turkcell Iletisim Hizmetleri AS ADR	1,989,156
2,575,684	Turkiye Garanti Bankasi AS	6,369,139
5,817,774	Turkiye Halk Bankasi AS	19,536,529

See accompanying notes to the financial statements.	25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Turkey — continued
9,630,081	Turkiye IS Bankasi – Class C	14,625,723
12,380,420	Turkiye Vakiflar Bankasi TAO – Class D	17,178,031

	Total Turkey	221,671,927

	United Arab Emirates — 0.4%
2,614,077	Aldar Properties PJSC	1,771,160
5,185,762	DAMAC Properties Dubai Co PJSC	3,835,491
28,837,545	Dana Gas PJSC *	3,992,348
2,173,242	Dubai Investments PJSC	1,141,489
484,087	Dubai Islamic Bank PJSC	842,424
4,206,467	Emaar Properties PJSC	6,692,248
272,302	First Gulf Bank PJSC	945,963
11,436,035	Union Properties PJSC	2,339,006

	Total United Arab Emirates	21,560,129

	United Kingdom — 0.6%
222,782	British American Tobacco Plc	12,120,287
10,277	British American Tobacco Plc Sponsored ADR	1,116,493
344,001	Unilever Plc	14,696,599

	Total United Kingdom	27,933,379

	United States — 0.3%
205,600	Colgate-Palmolive Co.	13,495,584

	Vietnam — 0.1%
1,196,285	Vietnam Dairy Products JSC	6,872,383

	TOTAL COMMON STOCKS (COST $5,469,920,467)	4,348,871,986

	PREFERRED STOCKS — 8.5%

	Brazil — 2.9%
5,153,800	Banco do Estado do Rio Grande do Sul SA – Class B	7,187,379
1,269,664	Companhia de Transmissao de Energia Eletrica Paulista	14,765,925
11,168,923	Companhia Energetica de Minas Gerais	16,326,924
10,782,720	Companhia Energetica de Minas Gerais Sponsored ADR	16,174,080
4,649,000	Companhia Energetica de Sao Paulo – Class B	15,745,390
1,784,000	Companhia Paranaense de Energia Sponsored ADR	10,258,000
1,705,200	Companhia Paranaense de Energia – Class B	9,822,135
4,520,200	Eletropaulo Metropolitana SA *	8,161,136
204,100	Itau Unibanco Holding SA	1,291,016
6,796,495	Itausa-Investimentos Itau SA	11,543,150
414,000	Telefonica Brasil SA	3,938,390
2,945,899	Telefonica Brasil SA ADR	28,221,712

	Total Brazil	143,435,237

Shares	Description	Value ($)
	Russia — 3.7%
29,753,191	Sberbank	30,420,704
225,907,023	Surgutneftegas OAO *	133,009,311
12,100	Surgutneftegaz Sponsored ADR	70,906
7,432	Transneft	17,683,309

	Total Russia	181,184,230

	South Korea — 1.9%
185,565	Hyundai Motor Co	15,238,021
349,466	Hyundai Motor Co 2nd Preference	29,123,551
61,708	Samsung Electronics Co Ltd (Non-Voting)	49,282,525
713	Samsung Electronics Co Ltd GDR (Registered)	281,635

	Total South Korea	93,925,732

	TOTAL PREFERRED STOCKS (COST $644,656,220)	418,545,199

	INVESTMENT FUNDS — 0.7%

	China — 0.0%
41,964	The China A Share Fund Ltd – Class S2 * (d) (e)	369,539

	India — 0.1%
10,189	Fire Capital Mauritius Private Fund * (d) (e)	7,124,908
1,371,900	TDA India Technology Fund II LP * (d) (e)	223,739

	Total India	7,348,647

	Poland — 0.0%
1,749,150	Templeton EE FD * (d) (e)	185,987

	Russia — 0.1%
5,452,004	NCH Eagle Fund LP * (d) (e)	3,053,171

	Thailand — 0.3%
13,715,775	BTS Rail Mass Transit Growth Infrastructure Fund	4,155,621
25,803,000	Digital Telecommunication Infrastructure Fund	9,556,977
5,400,900	TICON Industrial Growth Leasehold Property Fund	1,788,555

	Total Thailand	15,501,153

	United States — 0.2%
354,350	iShares MSCI Emerging Markets ETF	10,740,348

	TOTAL INVESTMENT FUNDS (COST $41,840,935)	37,198,845

26	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Brazil — 0.0%
	120,791	Duratex SA, Expires 03/15/16 *	79,112

		Thailand — 0.0%
	42,563,506	Sansiri PCL Warrants, Expires 11/24/17 *	179,190

		TOTAL RIGHTS/WARRANTS (COST $158,502)	258,302

		MUTUAL FUNDS — 1.3%

		United States — 1.3%
		Affiliated Issuers
	2,563,377	GMO U.S. Treasury Fund	64,084,435

		TOTAL MUTUAL FUNDS (COST $64,084,435)	64,084,435

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.4%
GBP	4,084,450	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.08%, due 03/01/16	5,684,941
ZAR	1,339	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.40%, due 03/01/16	85

Par Value		Description	Value ($)
		Time Deposits — continued
USD	2,537,538	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	2,537,538
USD	9,822,762	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	9,822,762

		Total Time Deposits	18,045,326

		U.S. Government — 0.1%
	6,000,000	U.S. Treasury Bill, 0.28%, due 04/14/16 (f) (g)	5,997,960

		TOTAL SHORT-TERM INVESTMENTS (COST $24,043,599)	24,043,286

		TOTAL INVESTMENTS — 99.4% (Cost $6,244,704,158)	4,893,002,053
		Other Assets and Liabilities (net) — 0.6%	28,196,346

		TOTAL NET ASSETS — 100.0%	$4,921,198,399

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Total Net Assets	Value as of February 29, 2016
The China A Share Fund Ltd – Class S2	4/23/10	$2,453,738	0.01%	$369,539
Fire Capital Mauritius Private Fund	12/12/06-10/26/09	10,189,080	0.14%	7,124,908
Gayatri Projects Ltd	8/7/15	10,789,949	0.57%	27,968,473
NCH Eagle Fund LP	4/6/09	5,452,004	0.06%	3,053,171
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	223,739
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	185,987

				$38,925,817

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Written Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Call	405	01/20/2017	Anheuser-Busch Cos., Inc., Strike 120.00	$496,787	$(263,250)
Call	1,327	01/20/2017	Colgate-Palmolive India Ltd., Strike 70.00	493,182	(363,598)

				$989,969	$(626,848)

See accompanying notes to the financial statements.	27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
21,603,682	USD	3/23/2016	MSCI	Depreciation of Total Return on Asustek Computer, Inc. + (Daily Fed Funds Rate minus 0.50%)	Appreciation of Total Return on Asustek Computer, Inc.	$165,446

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The security is restricted as to resale.

(b)	Affiliated company (Note 10).

(c)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	Private placement securities are restricted as to resale.

(f)	The rate shown represents yield-to-maturity.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 35.

28	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Taiwan Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Taiwan Fund returned -19.02% (net) for the fiscal year ended February 29, 2016, as compared with -16.28% for the MSCI Taiwan Index.

Sector allocation had a neutral overall impact on relative performance. The Fund’s underweight in Financials added to relative performance while the Fund’s underweights in Consumer Staples and Materials detracted from relative performance.

Stock selection detracted from relative performance, particularly in the Information Technology sector. The biggest detractor from relative returns was an underweight in Taiwan Semiconductor Manufacturing Co., Ltd.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

30

GMO Taiwan Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in GMO Taiwan Fund Class III Shares and the MSCI Taiwan Index As of February 26, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, please call (617) 330-7500. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .15% on the purchase and .45% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

31

GMO Taiwan Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.0%
Investment Funds	1.2
Short-Term Investments	1.0
Mutual Funds	0.0 ^
Other	(0.2)

100.0%

Industry Sector Summary	% of Equity Investments*
Computer Hardware	24.0%
Semiconductors & Semiconductor Equipment	16.5
Electronic Equipment, Instruments & Components	16.3
Real Estate Management & Development	5.8
Diversified Financial Services	5.4
Commerical Banks	5.1
Diversified Telecommunication Services	4.7
Communications Equipment	4.5
Real Estate	3.8
Computer Storage & Peripherals	3.0
Wireless Telecommunication Services	3.0
Mutual Funds	1.7
Construction Materials	1.4
Household Durables	1.3
Marine	1.0
Machinery	1.0
Electrical Equipment	0.8
Insurance Premiums	0.7

100.0%

*	Equity investments may consist of common stocks and other stock-related securities, such as a preferred stock. The table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.
^	Rounds to 0.0%.

32

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Taiwan — 98.0%
1,168,000	AcBel Polytech Inc	822,042
1,765,850	AmTRAN Technology Co Ltd	827,524
829,323	Asustek Computer Inc	6,809,454
1,275,000	Cathay Financial Holding Co Ltd	1,426,825
420,000	Chailease Holding Co Ltd	698,574
589,000	Chimei Materials Technology Corp	354,839
2,027,000	China Development Financial Holding Corp	486,753
674,000	China Life Insurance Co Ltd	468,441
253,000	Chipbond Technology Corp	395,217
831,989	Chong Hong Construction Co Ltd	1,072,895
933,132	Chunghwa Telecom Co Ltd	2,933,826
2,300	Chunghwa Telecom Co Ltd Sponsored ADR	72,496
4,233,486	Compal Electronics Inc	2,477,013
832,000	Coretronic Corp	817,119
2,391,000	CTBC Financial Holding Co Ltd	1,164,614
568,000	CTCI Corp	641,717
347,000	Dynapack International Technology Corp	500,890
889,912	E.Sun Financial Holding Co Ltd	459,955
376,000	Elan Microelectronics Corp	483,618
344,000	Elite Semiconductor Memory Technology Inc	299,151
216,000	Everlight Electronics Co Ltd	387,445
482,767	Far EasTone Telecommunications Co Ltd	1,008,714
464,400	Faraday Technology Corp	647,975
548,000	Farglory Land Development Co Ltd	563,089
803,000	Formosan Rubber Group Inc	408,466
361,578	Foxconn Technology Co Ltd	712,785
2,951,000	Fubon Financial Holding Co Ltd	3,496,152
98,050	Giant Manufacturing Co Ltd	623,843
2,507,622	Highwealth Construction Corp	2,482,898
3,729,963	Hon Hai Precision Industry Co Ltd	8,721,381
1,214,028	HTC Corp	2,925,055
530,000	Huaku Development Co Ltd	832,271
241,000	Inventec Corp	172,214
1,007,000	KEE TAI Properties Co Ltd	443,648
462,000	King’s Town Bank Co Ltd	295,694
467,000	Kinsus Interconnect Technology Corp	1,080,260
187,000	Kuo Toong International Co Ltd	171,370
1,695,490	Lite-On Technology Corp	1,951,317
142,000	Lotes Co Ltd	504,309
254,000	Lung Yen Life Service Corp	437,412
123,565	Makalot Industrial Co Ltd	773,649
554,596	MediaTek Inc	3,930,461
1,190,000	Mega Financial Holding Co Ltd	783,066
709,153	Mercuries Life Insurance Co Ltd	360,288
284,000	Merry Electronics Co Ltd	505,127
240,995	Novatek Microelectronics Corp Ltd	998,198
502,000	Pegatron Corp	1,188,579
139,000	Phison Electronics Corp	1,079,725
324,000	Pou Chen Corp	401,014

Shares	Description	Value ($)
	Taiwan — continued
253,475	Powertech Technology Inc	550,053
90,950	President Chain Store Corp	616,180
1,549,856	Quanta Computer Inc	2,612,218
1,282,670	Radiant Opto-Electronics Corp	2,536,170
1,132,870	Realtek Semiconductor Corp	2,851,511
1,331,036	Ruentex Development Co Ltd	1,807,215
711,600	Ruentex Industries Ltd	1,255,249
2,735,000	Shin Kong Financial Holding Co Ltd	516,547
160,000	Shin Zu Shing Co Ltd	502,639
540,000	Simplo Technology Co Ltd	1,734,779
104,000	Sinmag Equipment Corp	328,264
1,684,000	SinoPac Financial Holdings Co Ltd	461,864
47,000	Sirtec International Co Ltd	51,518
360,000	Soft-World International Corp	774,086
280,000	Sunspring Metal Corp	352,274
499,000	Synnex Technology International Corp	508,609
1,107,684	Taishin Financial Holding Co Ltd	365,986
1,026,550	Taiwan Cement Corp	925,147
292,000	Taiwan Mobile Co Ltd	899,776
853,022	Taiwan Surface Mounting Technology Corp	751,918
717,000	Teco Electric and Machinery Co Ltd	585,355
271,000	Test Research Inc	373,785
285,000	Tong Hsing Electronic Industries Ltd	703,700
749,000	Tripod Technology Corp	1,323,997
519,000	United Integrated Services Co Ltd	773,379
1,210,000	Wan Hai Lines Ltd	669,399
2,808,455	Wistron Corp	1,667,290
135,880	Wistron NeWeb Corp	350,086
495,000	WPG Holdings Co Ltd	504,739
1,917,000	Yuanta Financial Holding Co Ltd	615,775
439,152	Yungtay Engineering Co Ltd	631,460

	Total Taiwan	89,700,336

	TOTAL COMMON STOCKS (COST $104,297,984)	89,700,336

	INVESTMENT FUNDS — 1.2%

	Taiwan — 1.2%
86,307	iShares MSCI Taiwan ETF	1,103,866

	TOTAL INVESTMENT FUNDS (COST $1,093,616)	1,103,866

	MUTUAL FUNDS — 0.0%

	United States — 0.0%
	Affiliated Issuers
833	GMO U.S. Treasury Fund	20,834

	TOTAL MUTUAL FUNDS (COST $20,834)	20,834

See accompanying notes to the financial statements.	33

GMO Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.0%

		Time Deposits — 1.0%
USD	183,115	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 03/01/16	183,115
USD	183,115	Citibank (New York) Time Deposit, 0.15%, due 03/01/16	183,115
USD	183,115	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	183,115
USD	136,390	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.15%, due 03/01/16	136,390
USD	183,115	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	183,115

		Total Time Deposits	868,850

		TOTAL SHORT-TERM INVESTMENTS (COST $868,850)	868,850

		TOTAL INVESTMENTS — 100.2% (Cost $106,281,284)	91,693,886
		Other Assets and Liabilities (net) — (0.2%)	(145,785)

		TOTAL NET ASSETS — 100.0%	$91,548,101

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 35.

34	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2016

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CER - Coeficiente de Estabilizacion de Referencia

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

GBP - British Pound

INR - Indian Rupee

KRW - South Korean Won

PHP - Philippine Peso

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	35

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Assets:
Investments in unaffiliated issuers, at value (Note 2)(a)	$20,525,315	$1,797,190,789	$4,797,188,034	$91,673,052
Investments in affiliated issuers, at value (Notes 2 and 10)(b)	5,506	73,896,453	95,814,019	20,834
Foreign currency, at value (Note 2)(c)	29,711	18,255,849	19,068,094	24,068
Cash	—	—	53,083	—
Receivable for investments sold	116,817	8,106,293	20,528,120	—
Dividends receivable	67,516	3,773,414	14,154,163	—
Dividend withholding taxes receivable	—	548,047	—	—
Foreign capital gains tax refund receivable	219,613	1,073,368	3,097,012	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	13,472,280	—	—
Receivable for foreign currency sold	—	9,531	17,687	—
Receivable for variation margin on open futures contracts (Note 4)	—	1,426,445	—	—
Due from broker (Note 2)	16,000	—	—	—
Receivable for open OTC swap contracts (Note 4)	—	133,722	165,446	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	23,246	126,698	211,162	—
Miscellaneous receivable	—	9,079	78,217	25

Total assets	21,003,724	1,918,021,968	4,950,375,037	91,717,979

Liabilities:
Due to custodian	—	2,560	—	—
Foreign taxes payable	2,016	—	325,837	—
Due to broker (Note 2)	—	115,466	—	—
Payable for investments purchased	3,685	20,951,546	11,608,047	—
Payable for Fund shares repurchased	—	15,000	10,504,167	—
Payable to affiliate for (Note 5):
Management fee	11,463	1,198,223	3,125,919	61,261
Shareholder service fee	2,648	213,874	327,205	11,345
Payable for foreign currency purchased	114	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	15,503,628	—	—
Miscellaneous payable	—	—	960,175	—
Written options outstanding, at value (Note 4)(d)	2,568	3,251,270	626,848	—
Payable to agents unaffiliated with GMO	—	276	632	28
Payable to Trustees and related expenses	34	2,868	7,286	175
Accrued expenses	151,240	642,918	1,690,522	97,069

Total liabilities	173,768	41,897,629	29,176,638	169,878

Net assets	$20,829,956	$1,876,124,339	$4,921,198,399	$91,548,101

(a) Cost of investments – unaffiliated issuers:	$28,038,348	$1,940,998,044	$6,162,106,483	$106,260,450
(b) Cost of investments – affiliated issuers:	$5,506	$60,649,111	$82,597,675	$20,834
(c) Cost of foreign currency:	$29,800	$18,251,289	$19,065,738	$24,012
(d) Premiums on options:	$3,828	$4,967,831	$989,969	$—

36	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Net assets consist of:
Paid-in capital	$53,130,748	$2,253,322,250	$8,036,101,005	$115,320,143
Accumulated undistributed net investment income	—	911,204	—	—
Distributions in excess of net investment income	(229,547)	—	(45,634,300)	(10,688)
Accumulated net realized loss	(24,554,289)	(250,060,606)	(1,717,948,104)	(9,174,007)
Net unrealized depreciation	(7,516,956)	(128,048,509)	(1,351,320,202)	(14,587,347)

	$20,829,956	$1,876,124,339	$4,921,198,399	$91,548,101

Net assets attributable to:
Class II shares	$—	$556,539,386	$532,365,545	$—

Class III shares	$20,829,956	$242,739,660	$189,907,457	$91,548,101

Class IV shares	$—	$745,299,554	$268,084,630	$—

Class V shares	$—	$322,378,659	$269,569,671	$—

Class VI shares	$—	$9,167,080	$3,661,271,096	$—

Shares outstanding:
Class II	—	28,751,077	70,088,210	—

Class III	3,099,104	12,544,533	24,943,377	5,395,457

Class IV	—	38,493,200	35,528,071	—

Class V	—	16,663,063	35,818,628	—

Class VI	—	472,177	485,374,639	—

Net asset value per share:
Class II	$—	$19.36	$7.60	$—

Class III	$6.72	$19.35	$7.61	$16.97

Class IV	$—	$19.36	$7.55	$—

Class V	$—	$19.35	$7.53	$—

Class VI	$—	$19.41	$7.54	$—

See accompanying notes to the financial statements.	37

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax)(a)	$1,057,124	$58,134,968	$226,277,771	$4,295,003
Dividends from affiliated issuers (Note 10)	50	963,953	147,516	1,004
Interest	—	1,395,997	111,316	390

Total investment income	1,057,174	60,494,918	226,536,603	4,296,397

Expenses:
Management fee (Note 5)	191,586	17,400,640	48,024,585	826,145
Shareholder service fee – Class II (Note 5)	—	1,455,997	1,439,698	—
Shareholder service fee – Class III (Note 5)	44,212	452,102	451,509	152,990
Shareholder service fee – Class IV (Note 5)	—	641,031	608,480	—
Shareholder service fee – Class V (Note 5)	—	242,237	241,707	—
Shareholder service fee – Class VI (Note 5)	—	253,707	2,521,199	—
Audit and tax fees	114,699	143,862	236,655	90,960
Custodian and fund accounting agent fees	162,895	2,935,591	8,545,904	218,526
Legal fees	8,412	74,899	221,855	9,324
Registration fees	18,564	9,842	30,758	1,104
Transfer agent fees	28,006	74,509	77,068	26,801
Trustees’ fees and related expenses (Note 5)	360	29,114	80,086	1,284
Miscellaneous	45,607	71,984	141,937	29,317

Total expenses	614,341	23,785,515	62,621,441	1,356,451
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(226,766)	(949,507)	(2,395,545)	—

Net expenses	387,575	22,836,008	60,225,896	1,356,451

Net investment income (loss)	669,599	37,658,910	166,310,707	2,939,946

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(4,346,180)	(209,454,467)	(840,134,133)	(6,185,020)
Investments in affiliated issuers	—	90,172	41,219	1,261
Realized gain distributions from affiliated issuers (Note 10)	6	5,537	22,950	347
Futures contracts	—	10,299,553	—	—
Options	—	2,208,650	—	—
Swap contracts	—	—	(4,906,931)	—
Foreign currency, forward contracts and foreign currency related transactions	(46,489)	(4,343,121)	(10,998,024)	(201,579)

Net realized gain (loss)	(4,392,663)	(201,193,676)	(855,974,919)	(6,384,991)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax)(c)	(4,192,550)	(298,088,695)	(895,000,816)	(19,892,408)
Investments in affiliated issuers	—	10,262,564	14,977,501	—
Futures contracts	—	3,517,579	—	—
Options	1,260	1,716,561	363,121	—
Swap contracts	—	133,722	(2,825,495)	—
Foreign currency, forward contracts and foreign currency related transactions	(3,803)	(1,983,634)	(504,311)	322

Net unrealized gain (loss)	(4,195,093)	(284,441,903)	(882,990,000)	(19,892,086)

Net realized and unrealized gain (loss)	(8,587,756)	(485,635,579)	(1,738,964,919)	(26,277,077)

Net increase (decrease) in net assets resulting from operations	$(7,918,157)	$(447,976,669)	$(1,572,654,212)	$(23,337,131)

(a) Withholding tax:	$147,674	$5,266,066	$31,674,884	$1,082,507
(b) Foreign capital gains tax on net realized gain (loss):	$15,847	$491,673	$258,911	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$(23,015)	$(10,672,226)	$(8,570,372)	$—

38	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Emerging Countries Fund		Emerging Domestic Opportunities Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$669,599	$1,184,801	$37,658,910	$33,721,038
Net realized gain (loss)	(4,392,663)	(2,531,493)	(201,193,676)	413,236
Change in net unrealized appreciation (depreciation)	(4,195,093)	2,637,375	(284,441,903)	164,993,061

Net increase (decrease) in net assets from operations	(7,918,157)	1,290,683	(447,976,669)	199,127,335

Distributions to shareholders from:
Net investment income
Class II	—	—	(10,957,179)	(6,969,672)
Class III	(645,110)	(1,474,749)	(5,170,992)	(3,618,631)
Class IV	—	—	(10,726,064)	(7,811,591)
Class V	—	—	(5,385,781)	(2,739,358)
Class VI	—	—	(8,108,215)	(6,863,610)

Total distributions from net investment income	(645,110)	(1,474,749)	(40,348,231)	(28,002,862)

Net realized gains
Class II	—	—	—	(5,462,117)
Class III	(346,793)	—	—	(2,421,478)
Class IV	—	—	—	(4,973,323)
Class V	—	—	—	(1,692,156)
Class VI	—	—	—	(4,125,188)

Total distributions from net realized gains	(346,793)	—	—	(18,674,262)

Return of capital
Class III	(36,830)	—	—	—

Total distributions from return of capital	(36,830)	—	—	—

Net share transactions (Note 9):
Class II	—	—	(46,500,485)	69,726,193
Class III	(8,725,604)	(6,700,723)	(31,379,384)	(64,875,343)
Class IV	—	—	183,384,511	(14,500,401)
Class V	—	—	130,232,888	4,431,514
Class VI	—	—	(496,894,808)	24,053,999
Class M*	—	(17,480,070)	—	—

Increase (decrease) in net assets resulting from net share transactions	(8,725,604)	(24,180,793)	(261,157,278)	18,835,962

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	—	—	1,063,973	881,109
Class III	—	—	475,127	436,056
Class IV	—	—	986,392	847,543
Class V	—	—	472,320	296,484
Class VI	—	—	648,745	712,694

Increase in net assets resulting from purchase premiums and redemption fees	—	—	3,646,557	3,173,886

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(8,725,604)	(24,180,793)	(257,510,721)	22,009,848

Total increase (decrease) in net assets	(17,672,494)	(24,364,859)	(745,835,621)	174,460,059

Net assets:
Beginning of period	38,502,450	62,867,309	2,621,959,960	2,447,499,901

End of period	$20,829,956	$38,502,450	$1,876,124,339	$2,621,959,960

Accumulated undistributed net investment income	$—	$—	$911,204	$5,079,876

Distributions in excess of net investment income	$(229,547)	$(323,963)	$—	$—

*	Class M liquidated on May 2, 2014.

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Taiwan Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$166,310,707	$208,140,040	$2,939,946	$2,996,941
Net realized gain (loss)	(855,974,919)	(161,193,864)	(6,384,991)	8,127,671
Change in net unrealized appreciation (depreciation)	(882,990,000)	258,142,548	(19,892,086)	967,130

Net increase (decrease) in net assets from operations	(1,572,654,212)	305,088,724	(23,337,131)	12,091,742

Distributions to shareholders from:
Net investment income
Class II	(14,843,763)	(30,080,505)	—	—
Class III	(9,750,759)	(11,535,146)	(2,538,791)	(3,652,404)
Class IV	(15,521,572)	(25,893,927)	—	—
Class V	(9,715,352)	(11,436,455)	—	—
Class VI	(139,438,918)	(151,077,564)	—	—

Total distributions from net investment income	(189,270,364)	(230,023,597)	(2,538,791)	(3,652,404)

Net realized gains
Class III	—	—	(4,888,939)	(824,404)

Total distributions from net realized gains	—	—	(4,888,939)	(824,404)

Net share transactions (Note 9):
Class II	(305,210,826)	(319,910,811)	—	—
Class III	(2,035,123)	(160,879,703)	4,424,325	(41,624,857)
Class IV	(429,527,732)	91,215,622	—	—
Class V	199,756,734	(233,923,236)	—	—
Class VI	(289,122,093)	(121,783,049)	—	—

Increase (decrease) in net assets resulting from net share transactions	(826,139,040)	(745,281,177)	4,424,325	(41,624,857)

Purchase premiums and redemption fees (Notes 2 and 9):
Class II	2,353,882	3,770,747	—	—
Class III	1,067,882	1,257,611	143,473	361,672
Class IV	2,040,543	2,795,278	—	—
Class V	1,030,442	1,156,512	—	—
Class VI	16,113,225	16,722,843	—	—

Increase in net assets resulting from purchase premiums and redemption fees	22,605,974	25,702,991	143,473	361,672

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(803,533,066)	(719,578,186)	4,567,798	(41,263,185)

Total increase (decrease) in net assets	(2,565,457,642)	(644,513,059)	(26,197,063)	(33,648,251)

Net assets:
Beginning of period	7,486,656,041	8,131,169,100	117,745,164	151,393,415

End of period	$4,921,198,399	$7,486,656,041	$91,548,101	$117,745,164

Distributions in excess of net investment income	$(45,634,300)	$(31,830,490)	$(10,688)	$(284,549)

40	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$9.13		$9.21	$10.61		$11.03		$11.50

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.22	0.26		0.20		0.24
Net realized and unrealized gain (loss)	(2.28)		0.05	(1.38)		(0.43)		(0.50	)(b)

Total from investment operations	(2.09)		0.27	(1.12)		(0.23)		(0.26)

Less distributions to shareholders:
From net investment income	(0.20)		(0.35)	(0.28)		(0.19)		(0.21)
From net realized gains	(0.11)		—	—		—		—
Return of capital	(0.01)		—	—		—		—

Total distributions	(0.32)		(0.35)	(0.28)		(0.19)		(0.21)

Net asset value, end of period	$6.72		$9.13	$9.21		$10.61		$11.03

Total Return(c)	(23.10)%		3.02%	(10.61)%		(2.05)%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,830		$38,502	$46,055		$134,535		$157,638
Net expenses to average daily net assets(d)	1.31%		1.23%	1.24	%(e)	1.18	%(e)	1.17	%(e)
Net investment income (loss) to average daily net assets	2.27%		2.27%	2.66%		1.94%		2.14%
Portfolio turnover rate	59	%(f)	74%	122%		108%		113%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.77%		0.28%	0.43%		0.21%		0.14%
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 57% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	41

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,							Period from March 24, 2011 (commencement of operations) through February 29, 2012		Year Ended February 28/29,					Period from June 29, 2012 (commencement of operations) through February 28, 2013
	2016		2015	2014		2013				2016		2015	2014
Net asset value, beginning of period	$23.99		$22.55	$24.60		$21.39		$20.89		$23.98		$22.54	$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.28	0.26		0.24		0.20		0.36		0.29	0.30		0.05
Net realized and unrealized gain (loss)	(4.60)		1.55	(1.22)		3.27		0.39	(b)	(4.60)		1.55	(1.24)		3.84

Total from investment operations	(4.26)		1.83	(0.96)		3.51		0.59		(4.24)		1.84	(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.37)		(0.23)	(0.30)		(0.15)		(0.09)		(0.39)		(0.24)	(0.32)		(0.17)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—		—		(0.16)	(0.79)		(0.15)

Total distributions	(0.37)		(0.39)	(1.09)		(0.30)		(0.09)		(0.39)		(0.40)	(1.11)		(0.32)

Net asset value, end of period	$19.36		$23.99	$22.55		$24.60		$21.39		$19.35		$23.98	$22.54		$24.59

Total Return(c)	(17.91)%		8.18%	(4.01)%		16.47%		2.86	%**	(17.86)%		8.23%	(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$556,539		$738,035	$621,278		$352,479		$112,056		$242,740		$336,488	$384,757		$104,740
Net expenses to average daily net assets(e)	1.07%		1.07%	1.07	%(d)	1.07	%(d)	1.02	%*	1.00%		1.00%	1.00	%(d)	1.00	%*(d)
Net investment income (loss) to average daily net assets	1.51%		1.21%	1.09%		1.05%		1.05	%*	1.61%		1.26%	1.23%		0.31	%*
Portfolio turnover rate	250	%(f)	204%	274%		247%		459	%**††	250	%(f)	204%	274%		247	%**†††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.03%		0.03%		0.42	%*	0.04%		0.03%	0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.03	$0.10		$0.24		$0.45		$0.03		$0.03	$0.09		$0.31

	Class IV Shares							Class V Shares
	Year Ended February 28/29,					Period from May 2, 2012 (commencement of operations) through February 28, 2013		Year Ended February 28/29,			Period from November 29, 2013 (commencement of operations) February 28, 2014
	2016		2015	2014				2016		2015
Net asset value, beginning of period	$24.00		$22.56	$24.60		$22.00		$23.98		$22.54	$24.52

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36		0.30	0.31		0.14		0.37		0.31	0.01
Net realized and unrealized gain (loss)	(4.60)		1.56	(1.23)		2.78		(4.59)		1.55	(1.20)

Total from investment operations	(4.24)		1.86	(0.92)		2.92		(4.22)		1.86	(1.19)

Less distributions to shareholders:
From net investment income	(0.40)		(0.26)	(0.33)		(0.17)		(0.41)		(0.26)	(0.34)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—		(0.16)	(0.45)

Total distributions	(0.40)		(0.42)	(1.12)		(0.32)		(0.41)		(0.42)	(0.79)

Net asset value, end of period	$19.36		$24.00	$22.56		$24.60		$19.35		$23.98	$22.54

Total Return(c)	(17.84)%		8.29%	(3.88)%		13.34	%**	(17.79)%		8.32%	(4.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$745,300		$686,589	$659,592		$518,430		$322,379		$255,379	$235,753
Net expenses to average daily net assets(e)	0.96%		0.95%	0.95	%(d)	0.95	%*(d)	0.94%		0.93%	0.94	%*(d)
Net investment income (loss) to average daily net assets	1.61%		1.29%	1.29%		0.71	%*	1.65%		1.32%	0.09	%*
Portfolio turnover rate	250	%(f)	204%	274%		247	%**†††	250	%(f)	204%	274	%**††††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.03%		0.04	%*	0.04%		0.03%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.03	$0.10		$0.28		$0.04		$0.03	$0.02

42	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class VI Shares
	Year Ended February 28/29,							Period from September 19, 2011 (commencement of operations) through February 29, 2012
	2016		2015	2014		2013
Net asset value, beginning of period	$24.06		$22.61	$24.65		$21.41		$20.34

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.31	0.36		0.34		0.10
Net realized and unrealized gain (loss)	(4.64)		1.57	(1.28)		3.22		1.06	(b)

Total from investment operations	(4.24)		1.88	(0.92)		3.56		1.16

Less distributions to shareholders:
From net investment income	(0.41)		(0.27)	(0.33)		(0.17)		(0.09)
From net realized gains	—		(0.16)	(0.79)		(0.15)		—

Total distributions	(0.41)		(0.43)	(1.12)		(0.32)		(0.09)

Net asset value, end of period	$19.41		$24.06	$22.61		$24.65		$21.41

Total Return(c)	(17.81)%		8.37%	(3.84)%		16.69%		5.78	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,167		$605,469	$546,120		$654,063		$418,017
Net expenses to average daily net assets(e)	0.91%		0.90%	0.90	%(d)	0.90	%(d)	0.87	%*(d)
Net investment income (loss) to average daily net assets	1.79%		1.34%	1.47%		1.50%		1.10	%*
Portfolio turnover rate	250	%(f)	204%	274%		247%		459	%**††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%	0.03%		0.03%		0.13	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.03	$0.11		$0.07		$0.18
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 189% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	43

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$10.16		$10.20	$11.74		$12.10		$14.46		$10.19		$10.23	$11.77		$12.13		$14.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.24		0.28	0.25		0.22		0.24		0.22		0.27	0.27		0.24		0.26
Net realized and unrealized gain (loss)	(2.53)		0.00 (b)	(1.52)		(0.35)		(0.65)		(2.52)		0.02	(1.54)		(0.36)		(0.66)

Total from investment operations	(2.29)		0.28	(1.27)		(0.13)		(0.41)		(2.30)		0.29	(1.27)		(0.12)		(0.40)

Less distributions to shareholders:
From net investment income	(0.27)		(0.32)	(0.27)		(0.23)		(0.21)		(0.28)		(0.33)	(0.27)		(0.24)		(0.22)
From net realized gains	—		—	—		—		(1.74)		—		—	—		—		(1.74)

Total distributions	(0.27)		(0.32)	(0.27)		(0.23)		(1.95)		(0.28)		(0.33)	(0.27)		(0.24)		(1.96)

Net asset value, end of period	$7.60		$10.16	$10.20		$11.74		$12.10		$7.61		$10.19	$10.23		$11.77		$12.13

Total Return(d)	(22.76)%		2.84%	(10.92)%		(1.00)%		(1.94)%		(22.80)%		2.91%	(10.87)%		(0.96)%		(1.89)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$532,366		$1,000,299	$1,308,100		$2,004,694		$2,100,382		$189,907		$283,712	$447,963		$970,102		$1,334,720
Net expenses to average daily net assets(f)	1.09%		1.07%	1.06	%(e)	1.06	%(e)	1.05	%(e)	1.04%		1.02%	1.01	%(e)	1.01	%(e)	1.00	%(e)
Net investment income (loss) to average daily net assets	2.57%		2.66%	2.33%		1.97%		1.88%		2.45%		2.55%	2.45%		2.12%		2.00%
Portfolio turnover rate	104	%(g)	94%	98%		119%		108%		104	%(g)	94%	98%		119%		108%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%	0.03%		0.03%		0.03%		0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.04	$0.03		$0.02		$0.02		$0.03		$0.04	$0.03		$0.01		$0.01

	Class IV Shares									Class V Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$10.10		$10.15	$11.68		$12.03		$14.40		$10.08		$10.13	$11.66		$12.01		$14.39

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.28	0.28		0.22		0.26		0.24		0.29	0.26		0.25		0.26
Net realized and unrealized gain (loss)	(2.50)		0.00 (b)	(1.53)		(0.32)		(0.67)		(2.50)		0.00 (b)	(1.50)		(0.35)		(0.67)

Total from investment operations	(2.27)		0.28	(1.25)		(0.10)		(0.41)		(2.26)		0.29	(1.24)		(0.10)		(0.41)

Less distributions to shareholders:
From net investment income	(0.28)		(0.33)	(0.28)		(0.25)		(0.22)		(0.29)		(0.34)	(0.29)		(0.25)		(0.23)
From net realized gains	—		—	—		—		(1.74)		—		—	—		—		(1.74)

Total distributions	(0.28)		(0.33)	(0.28)		(0.25)		(1.96)		(0.29)		(0.34)	(0.29)		(0.25)		(1.97)

Net asset value, end of period	$7.55		$10.10	$10.15		$11.68		$12.03		$7.53		$10.08	$10.13		$11.66		$12.01

Total Return(d)	(22.69)%		2.88%	(10.81)%		(0.81)%		(1.90)%		(22.67)%		2.93%	(10.74)%		(0.78)%		(1.92)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$268,085		$837,963	$748,429		$1,481,411		$1,816,285		$269,570		$170,125	$406,384		$677,796		$662,263
Net expenses to average daily net assets(f)	0.99%		0.97%	0.96	%(e)	0.96	%(e)	0.95	%(e)	0.94%		0.92%	0.91	%(e)	0.91	%(e)	0.90	%(e)
Net investment income (loss) to average daily net assets	2.55%		2.64%	2.57%		1.99%		2.00%		2.69%		2.77%	2.39%		2.25%		2.03%
Portfolio turnover rate	104	%(g)	94%	98%		119%		108%		104	%(g)	94%	98%		119%		108%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%	0.01%		0.01%		0.01%		0.04%		0.04%	0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.04	$0.03		$0.02		$0.02		$0.03		$0.03	$0.03		$0.00	(g)	$0.00	(h)

44	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares
	Year Ended February 28/29,
	2016		2015		2014		2013		2012
Net asset value, beginning of period	$10.10		$10.15		$11.68		$12.04		$14.41

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.30		0.26		0.24		0.27
Net realized and unrealized gain (loss)	(2.50)		(0.01	)(c)	(1.49)		(0.34)		(0.67)

Total from investment operations	(2.27)		0.29		(1.23)		(0.10)		(0.40)

Less distributions to shareholders:
From net investment income	(0.29)		(0.34)		(0.30)		(0.26)		(0.23)
From net realized gains	—		—		—		—		(1.74)

Total distributions	(0.29)		(0.34)		(0.30)		(0.26)		(1.97)

Net asset value, end of period	$7.54		$10.10		$10.15		$11.68		$12.04

Total Return(d)	(22.71)%		2.96%		(10.69)%		(0.82)%		(1.81)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,661,271		$5,194,557		$5,220,293		$5,673,002		$5,082,437
Net expenses to average daily net assets(f)	0.91%		0.89%		0.88	%(e)	0.88	%(e)	0.87	%(e)
Net investment income (loss) to average daily net assets	2.61%		2.79%		2.43%		2.12%		2.11%
Portfolio turnover rate	104	%(g)	94%		98%		119%		108%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.04%		0.04%		0.04%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.04		$0.03		$0.02		$0.02
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 76% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	45

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$22.52		$21.30	$20.43		$21.60		$23.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.56		0.46	0.17		0.34		0.73
Net realized and unrealized gain (loss)	(4.70)		1.38	0.90		(0.87	)(b)	(1.04)

Total from investment operations	(4.14)		1.84	1.07		(0.53)		(0.31)

Less distributions to shareholders:
From net investment income	(0.48)		(0.51)	(0.20)		(0.23)		(1.09)
From net realized gains	(0.93)		(0.11)	—		(0.41)		(0.85)

Total distributions	(1.41)		(0.62)	(0.20)		(0.64)		(1.94)

Net asset value, end of period	$16.97		$22.52	$21.30		$20.43		$21.60

Total Return(c)	(19.02)%		8.75%	5.26%		(2.25)%		0.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$91,548		$117,745	$151,393		$56,283		$74,971
Net expenses to average daily net assets(d)	1.33%		1.27%	1.35	%(e)	1.38	%(e)	1.36%
Net investment income (loss) to average daily net assets(a)	2.88%		2.01%	0.82%		1.71%		3.16%
Portfolio turnover rate	90	%(f)	134%	201%		156%		105%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—	—		0.00	%(g)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.06	$0.03		$0.04		$0.08
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 77% of the average value of its portfolio.
(g)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

46	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 29, 2016

1.	Organization

Each of Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, and Taiwan Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Emerging Countries Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Emerging Domestic Opportunities Fund	Not Applicable	Total Return
Emerging Markets Fund	S&P/IFCI Composite Index	Total return in excess of benchmark
Taiwan Fund	MSCI Taiwan Index	Total return in excess of benchmark

Emerging Countries Fund and Taiwan Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of February 29, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees or fair valued using inputs obtained from an independent pricing service. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of February 29, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service (Net)
Emerging Countries Fund	< 1%	86%
Emerging Domestic Opportunities Fund	—	65%
Emerging Markets Fund	< 1%	90%
Taiwan Fund	—	98%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). At February 29, 2016, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). This standard eliminates the requirement to include investments whose fair values are measured at net asset value (“NAV”) as a practical expedient within the fair value hierarchy table in an effort to reduce inconsistency in the leveling of certain investments. The new guidance is effective for fiscal years beginning after December 15, 2015. GMO is currently evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2016:

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Belgium	$21,854	$18,795	$—		$40,649
Brazil	312,825	649,524	—		962,349
Chile	44,240	2,788	—		47,028
China	130,867	1,924,847	—		2,055,714
Colombia	47,094	—	—		47,094
Czech Republic	—	161,980	—		161,980
Egypt	—	56,380	—		56,380
Greece	—	87,495	—		87,495
India	91,358	2,158,713	—		2,250,071
Indonesia	—	144,344	—		144,344
Malaysia	—	65,893	—		65,893
Mexico	200,966	—	—		200,966
Panama	12,212	—	—		12,212
Philippines	—	180,437	—		180,437
Poland	—	226,129	—		226,129
Qatar	—	27,420	—		27,420
Russia	362,903	1,811,475	—		2,174,378
South Africa	—	480,627	10		480,637
South Korea	—	2,568,868	—		2,568,868
Taiwan	162,549	3,871,755	0	**	4,034,304
Thailand	—	470,808	—		470,808
Turkey	21,459	974,650	—		996,109
United Kingdom	8,564	149,386	—		157,950
United States	72,204	—	—		72,204

TOTAL COMMON STOCKS	1,489,095	16,032,314	10		17,521,419

Preferred Stocks
Brazil	436,803	429,230	—		866,033
Russia	—	757,681	—		757,681
South Korea	—	531,239	—		531,239

TOTAL PREFERRED STOCKS	436,803	1,718,150	—		2,154,953

Investment Funds
Thailand	—	138,087	—		138,087
United States	409,549	—	—		409,549

TOTAL INVESTMENT FUNDS	409,549	138,087	—		547,636

Rights/Warrants
Brazil	297	—	—		297
Thailand	329	—	—		329

TOTAL RIGHTS/WARRANTS	626	—	—		626

Mutual Funds
United States	5,506	—	—		5,506

TOTAL MUTUAL FUNDS	5,506	—	—		5,506

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Emerging Countries Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$300,681	$—	$—	$300,681

Total Investments	2,642,260	17,888,551	10	20,530,821

Total	$2,642,260	$17,888,551	$10	$20,530,821

Liability Valuation Inputs
Derivatives*
Written Options	$(2,568)	$—	$—	$(2,568)

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$30,250,953	$—	$—	$30,250,953
Brazil	—	46,286,601	—	46,286,601
China	62,853,451	129,736,871	—	192,590,322
France	—	9,788,071	—	9,788,071
India	—	228,174,365	—	228,174,365
Indonesia	—	36,068,421	—	36,068,421
Malaysia	—	15,432,558	—	15,432,558
Mexico	11,038,161	—	—	11,038,161
Panama	7,046,324	—	—	7,046,324
Philippines	—	113,616,732	—	113,616,732
Qatar	—	19,451,684	—	19,451,684
Russia	—	42,667,910	—	42,667,910
South Africa	—	27,073,534	—	27,073,534
South Korea	—	29,823,892	—	29,823,892
Switzerland	—	62,695,158	—	62,695,158
Taiwan	—	79,606,462	—	79,606,462
Thailand	—	104,271,724	—	104,271,724
Turkey	—	45,048,436	—	45,048,436
United Kingdom	—	118,365,671	—	118,365,671
United States	106,497,129	—	—	106,497,129
Vietnam	—	23,663,619	—	23,663,619

TOTAL COMMON STOCKS	217,686,018	1,131,771,709	—	1,349,457,727

Preferred Stocks
Brazil	—	5,799,768	—	5,799,768

TOTAL PREFERRED STOCKS	—	5,799,768	—	5,799,768

Investment Funds
China	21,799,713	47,995,114	—	69,794,827
South Korea	—	42,488,545	—	42,488,545
Thailand	—	73,498,736	—	73,498,736
United States	143,688,829	—	—	143,688,829

TOTAL INVESTMENT FUNDS	165,488,542	163,982,395	—	329,470,937

Debt Obligations
Brazil	—	18,128,900	—	18,128,900
Mexico	—	34,388,011	—	34,388,011
Russia	—	28,755,000	—	28,755,000

TOTAL DEBT OBLIGATIONS	—	81,271,911	—	81,271,911

Mutual Funds
United States	35,814,390	—	—	35,814,390

TOTAL MUTUAL FUNDS	35,814,390	—	—	35,814,390

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$69,272,509	$—	$—	$69,272,509

Total Investments	488,261,459	1,382,825,783	—	1,871,087,242

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	13,472,280	—	13,472,280
Futures Contracts
Equity Risk	196,175	2,578,115	—	2,774,290
Swap Contracts
Equity Risk	—	133,722	—	133,722

Total	$488,457,634	$1,399,009,900	$—	$1,887,467,534

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(15,503,628)	$—	$(15,503,628)
Written Options
Equity Risk	(3,251,270)	—	—	(3,251,270)

Total	$(3,251,270)	$(15,503,628)	$—	$(18,754,898)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Belgium	$7,227,987	$798,352	$—	$8,026,339
Brazil	48,287,617	280,779,730	—	329,067,347
Chile	13,223,769	6,339,903	—	19,563,672
China	34,007,075	417,573,495	—	451,580,570
Colombia	21,042,292	—	—	21,042,292
Czech Republic	—	3,894,357	—	3,894,357
Egypt	—	17,625,140	—	17,625,140
Greece	—	21,054,951	—	21,054,951
India	12,867,976	517,300,443	27,968,473	558,136,892
Indonesia	—	28,219,081	39,366	28,258,447
Malaysia	—	10,680,310	—	10,680,310
Mexico	52,692,255	—	—	52,692,255
Panama	2,979,728	—	—	2,979,728
Philippines	—	39,811,243	—	39,811,243
Poland	—	98,498,613	—	98,498,613
Qatar	—	6,666,749	—	6,666,749
Russia	98,441,371	422,784,421	—	521,225,792
South Africa	—	108,503,310	590	108,503,900
South Korea	—	630,901,683	—	630,901,683
Sri Lanka	—	1,882,313	—	1,882,313
Taiwan	1,199,098	977,465,447	—	978,664,545
Thailand	—	146,581,446	—	146,581,446
Turkey	1,989,156	219,682,771	—	221,671,927
United Arab Emirates	—	21,560,129	—	21,560,129
United Kingdom	1,116,493	26,816,886	—	27,933,379
United States	13,495,584	—	—	13,495,584
Vietnam	—	6,872,383	—	6,872,383

TOTAL COMMON STOCKS	308,570,401	4,012,293,156	28,008,429	4,348,871,986

Preferred Stocks
Brazil	54,653,792	88,781,445	—	143,435,237
Russia	70,906	181,113,324	—	181,184,230
South Korea	—	93,925,732	—	93,925,732

TOTAL PREFERRED STOCKS	54,724,698	363,820,501	—	418,545,199

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
China	$—	$—	$369,539	$369,539
India	—	—	7,348,647	7,348,647
Poland	—	—	185,987	185,987
Russia	—	—	3,053,171	3,053,171
Thailand	—	15,501,153	—	15,501,153
United States	10,740,348	—	—	10,740,348

TOTAL INVESTMENT FUNDS	10,740,348	15,501,153	10,957,344	37,198,845

Rights/Warrants
Brazil	79,112	—	—	79,112
Thailand	179,190	—	—	179,190

TOTAL RIGHTS/WARRANTS	258,302	—	—	258,302

Mutual Funds
United States	64,084,435	—	—	64,084,435

TOTAL MUTUAL FUNDS	64,084,435	—	—	64,084,435

Short-Term Investments	24,043,286	—	—	24,043,286

Total Investments	462,421,470	4,391,614,810	38,965,773	4,893,002,053

Derivatives*
Swap Contracts
Equity Risk	—	165,446	—	165,446

Total	$462,421,470	$4,391,780,256	$38,965,773	$4,893,167,499

Liability Valuation Inputs
Derivatives*
Written Options
Equity Risk	$(626,848)	$—	$—	$(626,848)

Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$72,496	$89,627,840	$—	$89,700,336

TOTAL COMMON STOCKS	72,496	89,627,840	—	89,700,336

Investment Funds
Taiwan	1,103,866	—	—	1,103,866

TOTAL INVESTMENT FUNDS	1,103,866	—	—	1,103,866

Mutual Funds
United States	20,834	—	—	20,834

TOTAL MUTUAL FUNDS	20,834	—	—	20,834

Short-Term Investments	868,850	—	—	868,850

Total Investments	2,066,046	89,627,840	—	91,693,886

Total	$2,066,046	$89,627,840	$—	$91,693,886

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
**	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The underlying GMO funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the year ended February 29, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Emerging Countries Fund
Common Stocks
China	$—	$22,711	$(4,608)	$—	$240	$(8,738)	—		$(9,605)**	$—	$—
Greece	—	125,344	—	—	—	(37,849)	—		(87,495)**	—	—
South Africa	14	—	—	—	—	(4)	—		—	10	(4)
Rights/Warrants
Malaysia	—	778	(453)	—	(325)	—	—		—	—	—

Total	$14	$148,833	$(5,061)	$—	$(85)	$(46,591)	$—		$(97,100)	$10	$(4)

Emerging Domestic Opportunities Fund
Common Stocks
China	$—	$—	$—	$—	$—	$—	$5,448,813	**	$(5,448,813)**	$—	$—

Total	$—	$—	$—	$—	$—	$—	$5,448,813		$(5,448,813)	$—	$—

Emerging Markets Fund
Common Stocks
China	$5,528,118	$2,599,751	$(6,572,273)	$—	$3,183,973	$(3,336,385)	$2,093,353		$(3,496,537)	$—	$—
Greece	—	30,051,473	—	—	—	(8,996,522)	—		(21,054,951)**	—	—
India	—	10,789,949	—	—	—	17,178,524	—		—	27,968,473	17,178,524
Indonesia	—	—	—	—	—	—	39,366	**	—	39,366	—
South Africa	803	—	—	—	—	(213)	—		—	590	(213)

Total Common Stocks	$5,528,921	$43,441,173	$(6,572,273)	$—	$3,183,973	$4,845,404	$2,132,719		$(24,551,488)	$28,008,429	$17,178,311

Investment Funds
China	$2,290,074	$—	$(2,009,551)	$—	$(24,543)	$113,559	$—		$—	$369,539	$113,559
India	8,222,471	—	—	—	—	(873,824)	—		—	7,348,647	(873,824)
Poland	195,901	—	—	—	—	(9,914)	—		—	185,987	(9,914)
Russia	3,125,291	—	—	—	—	(72,120)	—		—	3,053,171	(72,120)

Total Investment Funds	$13,833,737	$—	$(2,009,551)	$—	$(24,543)	$(842,299)	$—		$—	$10,957,344	$(842,299)

Rights/ Warrants
China	$—	$34,413	$0	$—	$(34,413)	$—	$—		$—	$—	$—

Total Right/ Warrants	$—	$34,413	$0	$—	$(34,413)	$—	$—		$—	$—	$—

Total	$19,362,658	$43,475,586	$(8,581,824)	$—	$3,125,017	$4,003,105	$2,132,719		$(24,551,488)	$38,965,773	$16,336,012

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure, (based on each Fund’s net assets) as of February 29, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Emerging Countries Fund	< 1%
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	< 1%
Taiwan Fund	—

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

Each Fund has elected to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended February 29, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principals. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

U.S. GAAP and tax accounting differences for each Fund primarily relate to reasons described in the following table:

Differences related to:	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Capital loss carry forwards	X	X	X	X
Derivative contract transactions		X	X
Foreign capital gains taxes	X	X	X
Foreign currency transactions	X	X	X	X
Late-year ordinary losses	X		X	X
Losses on wash sale transactions	X	X	X	X
Partnership interest tax allocations			X
Passive foreign investment company transactions	X	X	X	X
Post-October capital losses	X	X	X	X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2016				Tax year ended February 28, 2015

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Return of Capital ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Emerging Countries Fund	645,110	346,793	36,830	1,028,733	1,474,749	—	1,474,749
Emerging Domestic Opportunities Fund	40,348,231	—	—	40,348,231	28,007,113	18,670,011	46,677,124
Emerging Markets Fund	189,270,364	—	—	189,270,364	230,023,597	—	230,023,597
Taiwan Fund	3,438,210	3,989,520	—	7,427,730	4,476,808	—	4,476,808

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As of February 29, 2016, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post- October Capital Losses ($)
Emerging Countries Fund	—	(75,441)	(21,547,487)	(1,855,182)
Emerging Domestic Opportunities Fund	9,155,837	—	(68,958,572)	(143,689,864)
Emerging Markets Fund	—	(20,216,128)	(1,148,850,417)	(457,668,763)
Taiwan Fund	197,360	(60,118)	(1,362,771)	(4,835,338)

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short- Term ($)	Long- Term ($)

Fund Name	No Expiration Date	No Expiration Date
Emerging Countries Fund	(6,037,575)	(15,509,912)
Emerging Domestic Opportunities Fund	(68,958,572)	—
Emerging Markets Fund	(301,002,474)	(847,847,943)
Taiwan Fund	(1,362,771)	—

As of February 29, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	29,343,122	398,212	(9,210,513)	(8,812,301)
Emerging Domestic Opportunities Fund	2,046,639,642	65,523,268	(241,075,668)	(175,552,400)
Emerging Markets Fund	6,378,072,115	112,464,422	(1,597,534,484)	(1,485,070,062)
Taiwan Fund	109,405,117	1,285,632	(18,996,863)	(17,711,231)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ custodian and fund accounting agent. State Street Bank and Trust Company (“State Street”) serves as the Funds’ transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As of February 29, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Purchase Premium	—	0.80%	0.80%	0.15%
Redemption Fee	—	0.80%	0.80%	0.45%

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.08% of the Fund’s total net assets as of February 29, 2016. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Illiquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions,

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders subject to U.S. income tax at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

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A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss

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on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then

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February 29, 2016

the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset

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February 29, 2016

Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies are exposed to the risk that the Underlying Funds will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds.

Because a Fund bears the fees and expenses of any Underlying Fund in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

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• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

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February 29, 2016

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X
Options (Written)
Substitute for direct equity investment	X	X	X
Income enhancement on securities held in the portfolio		X
Swap contracts
Substitute for direct investment in securities		X	X
Achieve returns comparable to holding and lending a direct equity position		X	X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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February 29, 2016

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Emerging Countries Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	—	—	—	8	3,828
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options assigned	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	8	$3,828

Emerging Domestic Opportunities Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	—	—	—	18,313	9,025,646
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	(8,666)	(4,057,815)
Options assigned	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	9,647	$4,967,831

Emerging Markets Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	—	—	—	—	1,732	989,969
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options assigned	—	—	—	—	—	—

Outstanding, end of period	—	—	$—	—	1,732	$989,969

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016 and the Statements of Operations for the year ended February 29, 2016^:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Assets:
Investments (rights and/or warrants)	$—	$626	$—	$—	$—	$626

Total	$—	$626	$—	$—	$—	$626

Derivatives not subject to Master Agreements	$—	$626	$—	$—	$—	$626

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Liabilities:
Written Options, at value	$—	$(2,568)	$—	$—	$—	$(2,568)

Total	$—	$(2,568)	$—	$—	$—	$(2,568)

Derivatives not subject to Master Agreements	$—	$(2,568)	$—	$—	$—	$(2,568)

Total subject to Master Agreements	$—	$—	$—	$—	$—	$—

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(583)	$—	$—	$—	$(583)

Total	$—	$(583)	$—	$—	$—	$(583)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(1,312)	$—	$—	$—	$(1,312)
Written Options	—	$1,260	—	—	—	$1,260

Total	$—	$(52)	$—	$—	$—	$(52)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Assets:
Unrealised Appreciation on Forward Currency Contracts	$—	$—	$13,472,280	$—	$—	$13,472,280
Unrealised Appreciation on Future Contracts	—	2,774,290	—	—	—	2,774,290
Unrealized Appreciation on Swap Contracts	—	133,722	—	—	—	133,722

Total	$—	$2,908,012	$13,472,280	$—	$—	$16,380,292

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$2,908,012	$13,472,280	$—	$—	$16,380,292

Liabilities:
Unrealised Depreciation on Forward Currency Contracts	$—	$—	$(15,503,628)	$—	$—	$(15,503,628)
Written Options, at value	$—	$(3,251,270)	$—	$—	$—	$(3,251,270)

Total	$—	$(3,251,270)	$(15,503,628)	$—	$—	$(18,754,898)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(3,251,270)	$(15,503,628)	$—	$—	$(18,754,898)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(3,257)	$—	$—	$—	$(3,257)
Forward Currency Contracts	—	—	13,376	—	—	13,376
Future Contracts	—	10,299,553	—	—	—	10,299,553
Written Options	—	2,208,650	—	—	—	2,208,650

Total	$—	$12,504,946	$13,376	$—	$—	$12,518,322

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$(2,031,348)	$—	$—	$(2,031,348)
Future Contracts	—	3,517,579	—	—	—	3,517,579
Swap Contracts	—	133,722	—	—	—	133,722
Written Options	—	1,716,561	—	—	—	1,716,561

Total	$—	$5,367,862	$(2,031,348)	$—	$—	$3,336,514

Emerging Markets Fund
Assets:
Investments (rights and/or warrants)	$—	$258,302	$—	$—	$—	$258,302
Unrealized Appreciation on Swap Contracts*	—	165,446	—	—	—	165,446

Total	$—	$423,748	$—	$—	$—	$423,748

Derivatives not subject to Master Agreements	$—	$258,302	$—	$—	$—	$258,302

Total subject to Master Agreements	$—	$165,446	$—	$—	$—	$165,446

Liabilities:
Written Options, at value	$—	$(626,848)	$—	$—	$—	$(626,848)

Total	$—	$(626,848)	$—	$—	$—	$(626,848)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(626,848)	$—	$—	$—	$(626,848)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$(38,449)	$—	$—	$—	$(38,449)
Swap Contracts	—	(4,906,931)	—	—	—	(4,906,931)

Total	$—	$(4,945,380)	$—	$—	$—	$(4,945,380)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$(363,395)	$—	$—	$—	$(363,395)
Swap Contracts	—	(2,825,495)	—	—	—	(2,825,495)
Written Options	—	363,121	—	—	—	363,121

Total	$—	$(2,825,769)	$—	$—	$—	$(2,825,769)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

*	The table includes unrealized appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized liability amounts in the tables below.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 29, 2016, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2016:

Emerging Countries Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$2,568	$(2,568)	$—	$—	*

Total	$2,568	$(2,568)	$—	$—

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$1,611,692	$—	$1,611,692	$—
Morgan Stanley & Co. International PLC	11,994,310	—	11,994,310	—

Total	$13,606,002	$—	$13,606,002	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$2,055,615	$(443,923)	$(1,611,692)	$—	*
Morgan Stanley & Co. International PLC	13,448,013	(1,114,848)	(11,994,310)	338,855
Morgan Stanley & Co. LLC	3,251,270	(3,251,270)	—	—	*

Total	$18,754,898	$(4,810,041)	$(13,606,002)	$338,855

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$165,446	$—	$165,446	$—

Total	$165,446	$—	$165,446	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$626,848	$(461,402)	$(165,446)	$—	*

Total	$626,848	$(461,402)	$(165,446)	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2016.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options (Contracts)	Rights and/or Warrants ($)
Emerging Countries Fund	—	—	—	1	674
Emerging Domestic Opportunities Fund	633,393,621	132,127,866	1,580,472	1,275	93
Emerging Markets Fund	—	—	29,742,679	178	252,995

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Management Fee	0.65%	0.75%	0.75%	0.81%

In addition, each class of shares of the Funds (except Class M shares which are described below (Emerging Countries Fund Class M liquidated on May 2, 2014)) pays GMO a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class M shares of a Fund pay GMO an administration fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of each Fund may be purchased. GMO may pay part or all of the administration fee to third parties for providing administration and record keeping services. In some cases, these third parties also receive compensation from the Fund’s distributor pursuant to the Trust’s Distribution and Service (12b-1) Plan. Shareholder service fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI
Emerging Countries Fund		0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Emerging Markets Fund	0.22%	0.15%	0.105%	0.085%	0.055%
Taiwan Fund		0.15%

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

For each Fund, other than Emerging Countries Fund and Taiwan Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Emerging Countries Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses; provided, however, that in the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2016 is shown in the table below and included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Emerging Countries Fund	360	—
Emerging Domestic Opportunities Fund	29,114	3,232
Emerging Markets Fund	80,086	8,672
Taiwan Fund	1,284	28

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2016, these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expense
Emerging Countries Fund	< 0.001%	0.000%	< 0.001%
Emerging Domestic Opportunities Fund	< 0.001%	0.000%	< 0.001%
Emerging Markets Fund	< 0.001%	0.000%	< 0.001%
Taiwan Fund	< 0.001%	0.000%	< 0.001%

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Emerging Countries Fund	—	17,202,773	—	26,604,627
Emerging Domestic Opportunities Fund	—	5,619,142,844	—	5,868,240,961
Emerging Markets Fund	—	6,585,371,297	—	7,388,253,026
Taiwan Fund	—	92,159,386	—	93,422,142

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 29, 2016

Fund Name***	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Emerging Countries Fund	3	*	81.07%	0.34%	43.59%
Emerging Domestic Opportunities Fund	3		33.48%	0.29%	—
Emerging Markets Fund	2	**	24.52%	0.64%	73.77%
Taiwan Fund	1		93.21%	—	100%

*	One of the shareholders is another fund managed by GMO.
**	One of the shareholders is another fund of the Trust.
***	With the exception of Taiwan Fund, each Fund’s outstanding shares were owned by more than 10 shareholders as of February 29, 2016.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Emerging Countries Fund
Class III:
Shares sold	182,009	$1,588,367	2,098,919	$19,923,381
Shares issued to shareholders in reinvestment of distributions	141,570	1,028,733	166,433	1,474,749
Shares repurchased	(1,441,805)	(11,342,704)	(3,047,073)	(28,098,853)

Net increase (decrease)	(1,118,226)	$(8,725,604)	(781,721)	$(6,700,723)

Shares sold	—	$—	—	$—

Class M*:
Shares sold	—	$—	50,314	$453,198
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	—	—	(1,904,787)	(17,933,268)

Net increase (decrease)	—	$—	(1,854,473)	$(17,480,070)

Emerging Domestic Opportunities Fund
Class II:
Shares sold	4,409,709	$89,770,584	9,300,358	$215,216,555
Shares issued to shareholders in reinvestment of distributions	453,085	9,906,715	498,782	11,711,191
Shares repurchased	(6,874,283)	(146,177,784)	(6,586,234)	(157,201,553)
Purchase premiums	—	155,838	—	451,316
Redemption fees	—	908,135	—	429,793

Net increase (decrease)	(2,011,489)	$(45,436,512)	3,212,906	$70,607,302

Class III:
Shares sold	1,908,289	$37,860,727	6,377,508	$153,042,369
Shares issued to shareholders in reinvestment of distributions	237,017	5,170,993	258,104	6,040,109
Shares repurchased	(3,630,072)	(74,411,104)	(9,675,443)	(223,957,821)
Purchase premiums	—	74,988	—	207,697
Redemption fees	—	400,139	—	228,359

Net increase (decrease)	(1,484,766)	$(30,904,257)	(3,039,831)	$(64,439,287)

Class IV:
Shares sold	11,894,352	$234,416,398	1,496,290	$36,704,000
Shares issued to shareholders in reinvestment of distributions	492,028	10,726,065	546,174	12,784,914
Shares repurchased	(2,501,335)	(61,757,952)	(2,675,491)	(63,989,315)
Purchase premiums	—	147,157	—	411,004
Redemption fees	—	839,235	—	436,539

Net increase (decrease)	9,885,045	$184,370,903	(633,027)	$(13,652,858)

Class V:
Shares sold	16,616,084	$334,463,505	—	$—
Shares issued to shareholders in reinvestment of distributions	247,046	5,385,781	189,435	4,431,514
Shares repurchased	(10,847,820)	(209,616,398)	—	—
Purchase premiums	—	71,574	—	144,877
Redemption fees	—	400,746	—	151,607

Net increase (decrease)	6,015,310	$130,705,208	189,435	$4,727,998

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Emerging Domestic Opportunities Fund (continued)
Class VI:
Shares sold	14,135	$305,152	1,362,491	$32,125,891
Shares issued to shareholders in reinvestment of distributions	344,877	7,625,003	449,502	10,551,664
Shares repurchased	(25,054,992)	(504,824,963)	(798,018)	(18,623,556)
Purchase premium fees	—	105,213	—	346,164
Redemption fees	—	543,532	—	366,530

Net increase (decrease)	(24,695,980)	$(496,246,063)	1,013,975	$24,766,693

Emerging Markets Fund
Class II:
Shares sold	25,981,434	$208,458,170	21,717,709	$220,913,127
Shares issued to shareholders in reinvestment of distributions	1,290,421	10,635,137	2,418,932	23,802,296
Shares repurchased	(55,623,534)	(524,304,133)	(53,914,354)	(564,626,234)
Purchase premiums	—	829,154	—	1,185,968
Redemption fees	—	1,524,728	—	2,584,779

Net increase (decrease)	(28,351,679)	$(302,856,944)	(29,777,713)	$(316,140,064)

Class III:
Shares sold	7,563,729	$77,353,683	8,649,834	$91,550,325
Shares issued to shareholders in reinvestment of distributions	621,055	5,115,848	668,546	6,598,554
Shares repurchased	(11,087,731)	(84,504,654)	(25,252,205)	(259,028,582)
Purchase premiums	—	330,713	—	447,365
Redemption fees	—	737,169	—	810,246

Net increase (decrease)	(2,902,947)	$(967,241)	(15,933,825)	$(159,622,092)

Class IV:
Shares sold	12,061,875	$115,714,945	18,059,060	$186,461,184
Shares issued to shareholders in reinvestment of distributions	1,133,650	9,288,060	1,707,090	16,695,339
Shares repurchased	(60,629,232)	(554,530,737)	(10,570,073)	(111,940,901)
Purchase premiums	—	711,055	—	988,574
Redemption fees	—	1,329,488	—	1,806,704

Net increase (decrease)	(47,433,707)	$(427,487,189)	9,196,077	$94,010,900

Class V:
Shares sold	21,170,542	$218,105,434	1,370,999	$14,488,514
Shares issued to shareholders in reinvestment of distributions	1,048,926	8,560,034	1,090,708	10,645,313
Shares repurchased	(3,277,429)	(26,908,734)	(25,713,489)	(259,057,063)
Purchase premiums	—	300,601	—	344,251
Redemption fees	—	729,841	—	812,261

Net increase (decrease)	18,942,039	$200,787,176	(23,251,782)	$(232,766,724)

Class VI:
Shares sold	102,772,068	$929,371,388	151,490,380	$1,541,490,246
Shares issued to shareholders in reinvestment of distributions	16,877,002	138,033,181	15,351,107	150,133,827
Shares repurchased	(148,546,951)	(1,356,526,662)	(167,123,796)	(1,813,407,122)
Purchase premium fees	—	5,336,294	—	5,882,090
Redemption fees	—	10,776,931	—	10,840,753

Net increase (decrease)	(28,897,881)	$(273,008,868)	(282,309)	$(105,060,206)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Taiwan Fund
Class III:
Shares sold	983,694	$21,651,474	1,298,042	$28,642,801
Shares issued to shareholders in reinvestment of distributions	386,535	7,427,731	79,746	1,758,120
Shares repurchased	(1,202,843)	(24,654,880)	(3,256,851)	(72,025,778)
Purchase premiums	—	32,526	—	41,660
Redemption fees	—	110,947	—	320,012

Net increase (decrease)	167,386	$4,567,798	(1,879,063)	$(41,263,185)

*	Class M liquidated on May 2, 2014.

10.	Investments in affiliated companies and other funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Domestic Opportunities Fund
CMI Ltd.*	$—	$5,364,225	$—	$—	$5,234,567
Gayatri Projects Ltd	5,144,950	727,486	10,552	31,023	17,467,627
TICON Industrial Growth Leasehold Property Fund	12,556,252	7,990,567	—	835,456	15,379,869

	$17,701,202	$13,992,278	$10,552	$866,479	$38,082,063

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$3,729,015	$38,770	$—	$—	$1,882,313
Gayatri Projects Ltd*	—	10,789,949	—	51,419	27,968,473
Kiri Industries Ltd	1,686,257	506,119	—	—	1,878,798

Totals	$5,415,272	$11,334,838	$—	$51,419	$31,729,584

*	Security not an affiliate at the beginning of the period.

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$106,449	$846,056	$947,000	$50	$6	$5,506

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$20,068,498	$1,468,876,052	$1,453,218,000	$97,474	$5,537	$35,814,390

Emerging Markets Fund
GMO U.S. Treasury Fund	$32,421,399	$1,798,021,817	$1,766,400,000	$96,097	$22,950	$64,084,435

Taiwan Fund
GMO U.S. Treasury Fund	$307,249	$13,722,325	$14,010,000	$1,004	$347	$20,834

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

11.	Subsequent events

Subsequent to February 29, 2016, GMO Taiwan Fund received redemption requests in the amount of $23,023,606.

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and Shareholders of

GMO Emerging Countries Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, and GMO Taiwan Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the GMO Emerging Countries Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, and GMO Taiwan Fund (collectively, the “Funds”) at February 29, 2016, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

GMO Trust Funds

Fund Expenses

February 29, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six-month period ended February 29, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
GMO Emerging Countries Fund
Class III	$1,000.00	$933.50	$6.11	$1,000.00	$1,018.55	$6.37	1.27%
GMO Emerging Domestic Opportunities Fund
Class II	$1,000.00	$925.20	$5.12	$1,000.00	$1,019.54	$5.37	1.07%
Class III	$1,000.00	$925.20	$4.79	$1,000.00	$1,019.89	$5.02	1.00%
Class IV	$1,000.00	$925.10	$4.55	$1,000.00	$1,020.14	$4.77	0.95%
Class V	$1,000.00	$925.59	$4.45	$1,000.00	$1,020.24	$4.67	0.93%
Class VI	$1,000.00	$925.40	$4.31	$1,000.00	$1,020.39	$4.52	0.90%
GMO Emerging Markets Fund
Class II	$1,000.00	$936.60	$5.30	$1,000.00	$1,019.39	$5.52	1.10%
Class III	$1,000.00	$936.20	$5.05	$1,000.00	$1,019.64	$5.27	1.05%
Class IV	$1,000.00	$937.00	$4.82	$1,000.00	$1,019.89	$5.02	1.00%
Class V	$1,000.00	$937.30	$4.58	$1,000.00	$1,020.14	$4.77	0.95%
Class VI	$1,000.00	$936.40	$4.43	$1,000.00	$1,020.29	$4.62	0.92%
GMO Taiwan Fund
Class III	$1,000.00	$993.10	$6.34	$1,000.00	$1,018.50	$6.42	1.28%

*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

GMO Trust Funds

(A Series of GMO Trust)

Tax Information for the Tax Year Ended February 29, 2016 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2016:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	Short- Term Capital Gain Dividends(2) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(3) ($)	Foreign Source Income(3) ($)
Emerging Countries Fund	—	100.00%	—	346,793	149,879	1,202,617
Emerging Domestic Opportunities Fund	9.11%	85.21%	—	—	8,807,553	61,104,450
Emerging Markets Fund	—	71.66%	—	—	32,024,615	253,427,367
Taiwan Fund	—	—	898,916	3,989,520	1,093,759	5,388,206

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders.
(3)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as incurred directly by the Fund’s shareholders.

In early 2017, the Funds will notify applicable shareholders of amounts for use in preparing 2016 U.S. federal income tax forms.

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2016. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Management of the Trust

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Independent Trustees

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	38	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989 – 2011).	38	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 –present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011 – present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – present).	38	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).

Interested Trustee and Officer

Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 – 2005).	50	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.

[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP (1988 – 2005).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 –November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Carly Cushman YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013 – June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 – present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010 – present); Senior Associate, PricewaterhouseCoopers LLP (September 2009 – October 2010).

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

GMO Trust

Annual Report

February 29, 2016

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)

Special Opportunities Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO’s website at www.gmo.com or on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market-risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, smaller-company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alpha Only Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Alpha Only Fund returned -0.06% (net) for the fiscal year ended February 29, 2016, as compared with +0.06% for the Citigroup 3 Month Treasury Bill Index.

The Fund’s long positions in U.S. quality stocks relative to its short position in the S&P 500 contributed to returns, while long positions in international and emerging value equities relative to its short positions in U.S. small and mid-cap stocks detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in GMO Alpha Only Fund Class III Shares and the Citigroup 3-Month Treasury Bill Index As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited. Performance for classes may vary due to different fees.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	87.9%
Short-Term Investments	8.8
Mutual Funds	1.0
Preferred Stocks	0.7
Forward Currency Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	1.8

100.0%

*	Swap contracts and futures contracts, if any, are based on the net unrealized appreciation/depreciation of the respective contracts. The Fund’s investment program involves having both long and short investment exposures. The additional short exposures that the Fund has to futures contracts based on notional amounts are (83.5)% of net assets.

^	Rounds to 0.0%.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 87.9%

	Australia — 0.8%
4,581	AGL Energy Ltd	59,790
11,897	AusNet Services	12,413
19,524	Australia & New Zealand Banking Group Ltd	311,472
3,082	Bendigo & Adelaide Bank Ltd	18,772
21,807	BHP Billiton Ltd	245,884
690	CIMIC Group Ltd	15,495
1,945	Coca Cola Amatil Ltd	11,779
6,593	Dexus Property Group (REIT)	35,330
10,561	Fortescue Metals Group Ltd	15,327
12,072	GPT Group (The) (REIT)	42,275
16,512	Insurance Australia Group Ltd	60,727
2,433	Lend Lease Group	22,554
25,120	Mirvac Group (REIT)	32,700
17,827	National Australia Bank Ltd	306,629
2,514	Orica Ltd	25,500
11,845	Origin Energy Ltd	37,213
4,646	QBE Insurance Group Ltd	34,913
2,881	Rio Tinto Ltd	82,661
3,990	Santos Ltd	9,328
36,142	South32 Ltd *	32,160
16,139	Stockland (REIT)	47,897
8,736	Suncorp Group Ltd	69,621
4,964	Tatts Group Ltd	13,737
22,847	Vicinity Centres (REIT)	50,582
22,558	Westpac Banking Corp	461,373
5,035	Woodside Petroleum Ltd	90,477
5,589	Woolworths Ltd	91,077

	Total Australia	2,237,686

	Austria — 0.0%
1,897	Erste Group Bank AG *	48,831
1,005	OMV AG	26,373
796	Raiffeisen Bank International AG *	10,545
772	Voestalpine AG	22,286

	Total Austria	108,035

	Belgium — 0.1%
1,368	Ageas	50,473
1,350	Colruyt SA	72,372
707	Delhaize Group	71,496
548	Groupe Bruxelles Lambert SA	41,809
1,702	KBC Groep NV	90,131
1,033	Proximus	32,506
327	Solvay SA	30,202
323	Umicore SA	14,572

	Total Belgium	403,561

Shares	Description	Value ($)
	Brazil — 0.3%
18,500	Banco Bradesco SA	107,207
20,400	Banco do Brasil SA	68,787
9,900	Banco Santander Brasil SA	36,858
16,600	BB Seguridade Participacoes SA	99,710
20,400	BM&FBovespa SA	59,032
3,700	BR Malls Participacoes SA	12,402
9,800	Centrais Eletricas Brasileiras SA *	13,862
21,400	Companhia Siderurgica Nacional SA	27,712
2,900	Cosan SA Industria e Comercio	19,319
4,700	CPFL Energia SA *	19,547
7,100	Duratex SA	10,750
4,100	Natura Cosmeticos SA	27,139
70,500	Petroleo Brasileiro SA (Petrobras) *	129,042
20,100	Tim Participacoes SA	34,789
3,900	Tractebel Energia SA	34,284
30,500	Vale SA	89,703

	Total Brazil	790,143

	Chile — 0.1%
900	Banco de Chile ADR	54,774
3,900	Banco Santander Chile SA ADR	67,041
3,500	Cencosud SA ADR	22,995
2,400	Corpbanca SA ADR	29,400
151,243	Enersis Americas SA	38,137
6,200	Enersis Americas SA Sponsored ADR	78,368

	Total Chile	290,715

	China — 3.3%
546,000	Agricultural Bank of China Ltd – Class H	179,485
38,000	Alibaba Health Information Technology Ltd. *	20,320
240,000	Alibaba Pictures Group Ltd *	49,950
94,000	Aluminum Corp of China Ltd – Class H *	31,997
29,500	Anhui Conch Cement Co Ltd – Class H	59,487
9,000	ANTA Sports Products Ltd	20,502
1,882,000	Bank of China Ltd – Class H	708,778
207,000	Bank of Communications Co Ltd – Class H	118,537
24,000	Beijing Capital International Airport Co Ltd – Class H	20,814
110,000	Belle International Holdings Ltd	71,627
46,000	Brilliance China Automotive Holdings Ltd	37,653
207,000	China Cinda Asset Management Co Ltd – Class H	61,979
194,000	China CITIC Bank Corp – Class H *	107,099
64,000	China Coal Energy Co Ltd – Class H	21,382
106,000	China Communications Construction Co Ltd – Class H	95,135
56,000	China Communications Services Corp Ltd – Class H	22,315
32,000	China Conch Venture Holdings Ltd	50,216

See accompanying notes to the financial statements.	5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — continued
1,994,000	China Construction Bank Corp – Class H	1,162,631
81,000	China Everbright Bank Co Ltd – Class H	32,382
14,000	China Everbright Ltd	25,684
78,500	China Galaxy Securities Co Ltd – Class H	55,067
11,900	China International Marine Containers Group Co Ltd – Class H	16,993
88,000	China Jinmao Holdings Group Ltd	22,170
109,000	China Merchants Bank Co Ltd – Class H	203,655
28,000	China Merchants Holdings International Co Ltd – Class H	77,565
139,500	China Minsheng Banking Corp Ltd – Class H	114,439
146,000	China Mobile Ltd	1,561,537
70,000	China National Building Material Co Ltd – Class H	31,023
38,000	China Oilfield Services Ltd – Class H	27,769
46,000	China Overseas Land & Investment Ltd	137,125
606,000	China Petroleum & Chemical Corp – Class H	343,803
78,000	China Power International Development Ltd	32,844
47,000	China Railway Construction Corp Ltd – Class H	44,668
95,000	China Railway Group Ltd – Class H	59,822
31,283	China Resources Beer Holdings Co Ltd	50,688
47,079	China Resources Power Holdings Co Ltd	75,905
83,000	China Shenhua Energy Co Ltd – Class H	116,516
19,200	China Taiping Insurance Holdings Co Ltd *	36,714
332,000	China Telecom Corp Ltd – Class H	159,565
60,000	Chongqing Rural Commercial Bank Co Ltd – Class H	28,291
103,000	CITIC Pacific Ltd	140,418
424,000	CNOOC Ltd	441,122
44,000	COSCO Pacific Ltd	46,061
134,000	Country Garden Holdings Co Ltd	48,745
68,000	Datang International Power Generation Co Ltd – Class H	17,737
64,000	Dongfeng Motor Group Co Ltd – Class H	74,524
42,000	Far East Horizon Ltd	31,012
51,000	Fosun International Ltd	65,575
129,000	GCL-Poly Energy Holdings Ltd	18,891
32,200	GF Securities Co Ltd – Class H *	59,563
285,000	GOME Electrical Appliances Holding Ltd	38,119
40,395	Guangdong Investment Ltd	49,296
52,000	Guangzhou Automobile Group Co Ltd – Class H	44,919
24,000	Guangzhou R&F Properties Co Ltd – Class H	28,315
15,000	Haitian International Holdings Ltd	20,083
38,000	Huadian Power International Corp Ltd – Class H	20,570
100,000	Huaneng Power International Inc – Class H	78,418
24,400	Huatai Securities Co Ltd – Class H *	46,129

Shares	Description	Value ($)
	China — continued
860,000	Imperial Pacific International Holdings Ltd *	13,931
1,748,000	Industrial and Commercial Bank of China – Class H	862,446
28,000	Jiangsu Expressway Co Ltd – Class H	32,881
31,000	Jiangxi Copper Co Ltd – Class H	32,207
76,000	Kunlun Energy Co Ltd	54,200
34,500	Longfor Properties Co Ltd	42,346
62,000	New World China Land Ltd	59,367
39,000	Nine Dragons Paper Holdings Ltd	25,991
498,000	PetroChina Co Ltd – Class H	320,743
62,000	Ping An Insurance Group Co of China Ltd – Class H	263,170
628,000	Semiconductor Manufacturing International Corp *	51,912
74,000	Shanghai Electric Group Co Ltd – Class H	31,832
8,000	Shanghai Industrial Holdings Ltd	17,336
4,200	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class B (a)	13,765
8,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,735
33,000	Shimao Property Holdings Ltd	42,733
85,500	Shui On Land Ltd	21,643
80,000	Sino-Ocean Land Holdings Ltd	34,951
29,500	Sinopec Engineering Group Co Ltd – Class H	21,508
54,000	Sinopec Shanghai Petrochemical Co Ltd – Class H *	23,129
49,500	SOHO China Ltd	22,134
3,000	SouFun Holdings Ltd ADR	15,990
36,500	Sun Art Retail Group Ltd	22,054
44,000	Sunac China Holdings Ltd	28,395
24,000	Tingyi Cayman Islands Holding Corp	22,661
4,000	Tsingtao Brewery Co Ltd – Class H	14,451
49,000	Want Want China Holdings Ltd	32,436
23,000	Weichai Power Co Ltd – Class H	20,973
44,000	Yanzhou Coal Mining Co Ltd – Class H	18,775
900	Youku Tudou Inc ADR *	24,642
162,000	Yuexiu Property Co Ltd	23,101
32,000	Zhejiang Expressway Co Ltd – Class H	28,465
138,000	Zijin Mining Group Co Ltd – Class H	41,566

	Total China	9,660,098

	Colombia — 0.0%
48,352	Ecopetrol SA	16,750
3,400	Ecopetrol SA Sponsored ADR	23,732

	Total Colombia	40,482

	Czech Republic — 0.0%
3,856	CEZ AS	56,829

6	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Denmark — 0.1%
26	AP Moeller – Maersk A/S – Class A	33,301
47	AP Moeller – Maersk A/S – Class B	61,768
472	Carlsberg A/S – Class B	40,703
5,515	TDC A/S	23,399
786	Tryg A/S	14,343

	Total Denmark	173,514

	Egypt — 0.0%
12,231	Commercial International Bank	52,062
15,874	Talaat Moustafa Group	9,918

	Total Egypt	61,980

	Finland — 0.1%
338	Elisa Oyj	12,044
3,017	Fortum Oyj	39,975
765	Metso Oyj	16,894
870	Neste Oyj	27,236
3,693	Nokia Oyj *	22,449
777	Nokian Renkaat Oyj	25,469
3,035	Sampo Oyj – A Shares	136,524
3,741	Stora Enso Oyj – R Shares	30,801
3,623	UPM-Kymmene Oyj	61,286
1,005	Wartsila Oyj Abp	40,404

	Total Finland	413,082

	France — 1.8%
6,784	ArcelorMittal	26,319
13,281	AXA SA	292,003
7,192	BNP Paribas SA	335,414
1,376	Bouygues SA	53,720
384	Casino Guichard-Perrachon SA	17,288
1,261	Cie Generale des Etablissements Michelin – Class B	113,749
1,167	CNP Assurances	17,258
3,310	Compagnie de Saint-Gobain	127,876
7,166	Credit Agricole SA	74,892
1,411	Edenred	24,703
1,642	Electricite de France SA	17,299
10,212	Engie	158,045
1,156	Eutelsat Communications	35,009
204	Fonciere des Regions (REIT)	16,721
236	Gecina SA (REIT)	29,192
226	ICADE (REIT)	15,736
244	Imerys SA	14,763
334	Kering	58,114
802	Lagardere SCA	23,126
4,271	LVMH Moet Hennessy Louis Vuitton SE	709,573
6,371	Natixis	34,094
14,034	Orange SA	243,075

Shares	Description	Value ($)
	France — continued
1,754	Renault SA	159,937
2,049	Rexel SA	25,085
7,990	Sanofi	633,114
3,784	Schneider Electric SE	225,547
1,043	SCOR SE	36,479
2,216	SES SA	58,106
4,926	Societe Generale SA	173,006
1,517	STMicroelectronics NV	8,682
2,022	Suez Environnement Co	34,928
712	Technip SA	35,275
16,213	TOTAL SA	726,674
670	Unibail-Rodamco SE (REIT)	166,697
3,055	Veolia Environnement SA	68,990
3,248	Vinci SA	224,343
8,212	Vivendi SA	170,343
195	Wendel	18,546

	Total France	5,203,721

	Germany — 1.3%
3,103	Allianz SE (Registered)	460,259
6,303	BASF SE	408,674
2,239	Bayerische Motoren Werke AG	181,892
7,227	Commerzbank AG *	58,394
4,246	Daimler AG (Registered)	288,886
9,365	Deutsche Bank AG (Registered)	161,007
6,579	Deutsche Post AG (Registered)	155,976
13,845	E.ON AG	125,093
950	Evonik Industries AG	28,540
409	Hannover Rueck SE	41,975
1,304	K+S AG (Registered)	27,258
1,210	Metro AG	29,611
1,133	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	222,403
263	RTL Group	21,988
3,313	RWE AG	37,542
11,717	SAP AG	883,501
5,384	Siemens AG (Registered)	497,722
240	Volkswagen AG	33,357
2,056	Vonovia SE	63,857

	Total Germany	3,727,935

	Greece — 0.0%
44,036	Eurobank Ergasias SA *	27,402
794	FF Group *	13,013
5,270	OPAP SA	35,002
155,179	Piraeus Bank SA *	26,685
2,750	Public Power Corp SA	9,387

	Total Greece	111,489

See accompanying notes to the financial statements.	7

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Hong Kong — 0.4%
8,000	Bank of East Asia Ltd (The)	25,323
25,000	BOC Hong Kong Holdings Ltd	64,955
8,000	Cathay Pacific Airways Ltd	12,724
18,500	CK Hutchison Holdings Ltd	223,408
13,000	CLP Holdings Ltd	113,244
16,000	First Pacific Co Ltd	10,945
15,000	Hang Lung Properties Ltd	26,242
5,200	Hang Seng Bank Ltd	87,711
18,000	HK Electric Investments & HK Electric Investments Ltd	15,019
4,000	Hongkong Land Holdings Ltd	23,472
4,000	Hysan Development Co Ltd	15,886
4,500	Kerry Properties Ltd	10,555
26,000	Li & Fung Ltd	14,740
5,000	MTR Corp Ltd	23,050
37,000	New World Development Co Ltd	31,056
10,000	NWS Holdings Ltd	14,156
28,000	PCCW Ltd	17,710
9,500	Power Assets Holdings Ltd	89,913
16,400	Sands China Ltd	58,264
20,000	Sino Land Co Ltd	27,855
12,000	Sun Hung Kai Properties Ltd	134,214
8,000	Swire Properties Ltd	20,608
4,000	Swire Pacific Ltd – Class A	39,068
26,000	WH Group Ltd *	15,130
9,000	Wharf Holdings Ltd (The)	44,972
6,000	Wheelock & Co Ltd	23,718
5,000	Yue Yuen Industrial Holdings	17,711

	Total Hong Kong	1,201,649

	Hungary — 0.0%
867	MOL Hungarian Oil & Gas Plc	42,232
1,857	OTP Bank Plc	38,632
1,159	Richter Gedeon Nyrt	20,596

	Total Hungary	101,460

	India — 1.1%
1,067	ACC Ltd	18,714
4,648	Aditya Birla Fashion and Retail Ltd *	8,805
894	Aditya Birla Nuvo Ltd	9,318
16,178	Ambuja Cements Ltd	44,328
1,988	Bajaj Auto Ltd	63,972
14,446	Bharat Heavy Electricals Ltd	19,084
4,111	Bharat Petroleum Corp Ltd	46,793
28,414	Bharti Airtel Ltd	131,548
63	Bosch Ltd	15,503
9,161	Cairn India Ltd	15,641
16,465	Coal India Ltd	75,089
510	Container Corp Of India Ltd	8,579
7,738	GAIL India Ltd	34,427
26,413	Hindalco Industries Ltd	26,354

Shares	Description	Value ($)
	India — continued
12,418	Housing Development Finance Corp Ltd	193,442
12,900	ICICI Bank Ltd Sponsored ADR	73,143
25,588	Idea Cellular Ltd	39,297
6,953	Indiabulls Housing Finance Ltd	58,165
42,800	Infosys Ltd Sponsored ADR	719,896
34,604	ITC Ltd	149,604
2,004	JSW Steel Ltd	32,981
3,748	Larsen & Toubro Ltd	58,856
6,602	Mahindra & Mahindra Financial Services Ltd	20,398
8,830	Mahindra & Mahindra Ltd	158,658
27,222	NTPC Ltd	47,151
20,212	Oil & Natural Gas Corp Ltd	56,983
1,635	Piramal Enterprises Ltd	21,725
6,262	Power Finance Corp Ltd	14,133
20,633	Reliance Communications Ltd *	15,545
30,690	Reliance Industries Ltd	431,862
7,014	Rural Electrification Corp Ltd	15,957
1,222	Shriram Transport Finance Co Ltd	14,300
1,098	Siemens Ltd	15,810
35,862	State Bank of India	83,578
22,448	Tata Motors Ltd *	98,324
30,435	Tata Motors Ltd – Class A *	104,543
26,284	Tata Power Co Ltd	22,119
7,134	Tata Steel Ltd	25,838
482	United Spirits Ltd *	18,752
6,573	UPL Ltd	36,773
21,083	Vedanta Ltd	21,553
14,630	Wipro Ltd	111,704

	Total India	3,179,245

	Indonesia — 0.4%
341,100	Adaro Energy Tbk PT	15,416
9,300	Astra Agro Lestari Tbk PT	10,317
487,000	Astra International Tbk PT	247,342
79,400	Bank Danamon Indonesia Tbk PT	23,882
221,200	Bank Mandiri Persero Tbk PT	157,198
176,800	Bank Negara Indonesia Persero Tbk PT	67,061
263,000	Bank Rakyat Indonesia Persero Tbk PT	217,560
168,300	Global Mediacom Tbk PT	11,003
34,900	Indocement Tunggal Prakarsa Tbk PT	52,219
104,000	Indofood Sukses Makmur Tbk PT	54,770
465,000	Lippo Karawaci Tbk PT	35,630
118,300	Media Nusantara Citra Tbk PT	16,431
258,400	Perusahaan Gas Negara Persero Tbk PT	50,851
70,300	Semen Gresik Persero Tbk PT	53,853
40,600	United Tractors Tbk PT	47,069

	Total Indonesia	1,060,602

8	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Israel — 0.1%
7,211	Bank Hapoalim BM	35,225
9,501	Bank Leumi Le-Israel BM *	31,696
13,068	Bezeq The Israeli Telecommunication Corp Ltd	29,297
3,463	Israel Chemicals Ltd	13,319
944	Mizrahi Tefahot Bank Ltd	10,422
3,102	Teva Pharmaceutical Industries Ltd	174,049

	Total Israel	294,008

	Italy — 0.2%
7,929	Assicurazioni Generali SPA	109,905
981	Atlantia SPA	24,219
2,459	Banco Popolare Scarl *	20,076
6,442	CNH Industrial NV	42,767
11,882	Enel Green Power SPA	23,017
49,012	Enel SPA	195,873
6,328	Intesa Sanpaolo SPA-Di RISP	14,888
3,828	Mediobanca SPA	25,869
14,265	Snam SPA	76,874
53,249	Telecom Italia SPA *	51,742
41,618	Telecom Italia SPA-Di RISP	32,102
3,208	Tenaris SA	34,812
10,234	Terna Rete Elettrica Nazionale SPA	53,250
16,208	UniCredit SPA	60,206

	Total Italy	765,600

	Japan — 3.7%
2,200	Aeon Co Ltd	28,850
1,200	Aisin Seiki Co Ltd	48,020
1,200	Alfresa Holdings Corp	21,709
2,400	Amada Holdings Co Ltd	22,250
8,000	Aozora Bank Ltd	26,064
6,000	Asahi Glass Co Ltd	29,043
9,000	Asahi Kasei Corp	50,930
2,000	Bank of Kyoto Ltd (The)	12,513
8,000	Bank of Yokohama Ltd (The)	36,274
4,400	Bridgestone Corp	154,051
1,600	Brother Industries Ltd	17,476
7,200	Canon Inc	202,929
5,000	Chiba Bank Ltd (The)	23,448
4,400	Chubu Electric Power Co Inc	58,003
1,100	Chugoku Bank Ltd (The)	11,610
2,000	Chugoku Electric Power Co Inc (The)	26,733
1,800	Citizen Holdings Co Ltd	9,884
3,700	Dai-ichi Life Insurance Co Ltd (The)	44,785
1,300	Daihatsu Motor Co Ltd	18,051
4,300	Daiichi Sankyo Co Ltd	89,778
4,100	Daiwa House Industry Co Ltd	112,203
11,000	Daiwa Securities Group Inc	64,931
4,000	Dai Nippon Printing Co Ltd	34,401

Shares	Description	Value ($)
	Japan — continued
1,700	Eisai Co Ltd	104,783
1,000	Electric Power Development Co Ltd	30,872
400	FamilyMart Co Ltd	19,208
1,300	FANUC Corp	190,892
3,100	FujiFilm Holdings Corp	116,189
5,000	Fukuoka Financial Group Inc	15,845
3,000	Gunma Bank Ltd (The)	13,182
3,000	Hachijuni Bank Ltd (The)	13,760
4,000	Hankyu Hanshin Holdings Inc	25,602
900	Hino Motors Ltd	9,084
3,000	Hiroshima Bank Ltd (The)	11,180
300	Hisamitsu Pharmaceutical Co Inc	13,098
500	Hitachi High-Technologies Corp.	13,283
700	Hitachi Construction Machinery Co Ltd	9,726
33,000	Hitachi Ltd	139,595
8,000	Hokuhoku Financial Group Inc	11,907
1,100	Hokuriku Electric Power Co	16,397
11,000	Honda Motor Co Ltd	282,908
6,700	INPEX Corp	48,303
1,200	Isetan Mitsukoshi Holdings Ltd	13,950
4,000	Isuzu Motors Ltd	40,019
11,300	Itochu Corp	133,218
1,600	Iyo Bank Ltd (The)	11,068
800	Japan Airlines Co Ltd	28,625
2,800	Japan Post Bank Co Ltd *	30,498
3,100	Japan Post Holdings Co Ltd *	39,479
6	Japan Prime Realty Investment Corp (REIT)	24,643
9	Japan Real Estate Investment Corp	54,317
16	Japan Retail Fund Investment Corp (REIT)	36,472
3,300	JFE Holdings Inc	39,493
1,300	JSR Corp	18,224
15,300	JX Holdings Inc	59,431
2,000	Kamigumi Co Ltd	18,732
4,800	Kansai Electric Power Co Inc (The) *	52,740
5,922	KDDI Corp	151,295
5,600	Kirin Holdings Co Ltd.	73,768
21,000	Kobe Steel Ltd	16,154
6,300	Komatsu Ltd	96,294
800	Kuraray Co Ltd	8,748
2,200	Kyocera Corp	96,864
200	Lawson Inc	15,421
6,300	Marubeni Corp	31,564
200	Miraca Holdings Inc	8,617
4,600	Mitsubishi Chemical Holdings Corp	23,210
9,500	Mitsubishi Corp	152,034
13,000	Mitsubishi Electric Corp	131,610
3,000	Mitsubishi Gas Chemical Co Inc	14,000
8,000	Mitsubishi Materials Corp	22,520
4,300	Mitsubishi Motors Corp	30,631
1,500	Mitsubishi Tanabe Pharma Corp	26,937

See accompanying notes to the financial statements.	9

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
86,600	Mitsubishi UFJ Financial Group Inc	373,706
3,300	Mitsubishi UFJ Lease & Finance Co Ltd	14,234
11,800	Mitsui & Co Ltd	136,029
8,000	Mitsui OSK Lines Ltd	14,947
159,900	Mizuho Financial Group Inc	235,891
2,200	MS&AD Insurance Group Holdings Inc	59,853
6,000	NEC Corp	15,195
1,100	NHK Spring Co Ltd	10,041
10	Nippon Building Fund Inc (REIT)	59,309
3,000	Nippon Electric Glass Co Ltd	14,268
6,000	Nippon Express Co Ltd	26,583
5,200	Nippon Steel & Sumitomo Metal Corp	89,738
5,500	Nippon Telegraph & Telephone Corp	232,910
11,000	Nippon Yusen Kabushiki Kaisha	20,272
21,060	Nissan Motor Co Ltd	191,007
700	Nisshin Seifun Group Inc	11,439
200	Nissin Foods Holdings Co Ltd	9,180
600	NOK Corp	9,671
800	Nomura Real Estate Holdings Inc	14,319
24,700	Nomura Holdings Inc	104,376
3,200	NSK Ltd	29,201
110,000	NTT Docomo Inc	2,560,438
1,000	Odakyu Electric Railway Co Ltd	11,512
9,000	ORIX Corp	117,818
13,000	Osaka Gas Co Ltd	49,544
2,600	Otsuka Holdings Co Ltd	91,895
5,200	Panasonic Corp	43,765
15,000	Resona Holdings Inc	52,607
4,800	Ricoh Co Ltd	47,403
400	Rohm Co Ltd	17,069
300	Sankyo Co Ltd	11,015
1,400	SBI Holdings Inc	12,768
500	Secom Co Ltd	35,651
1,300	Sega Sammy Holdings Inc	13,747
1,900	Seiko Epson Corp	30,548
2,800	Sekisui Chemical Co Ltd	31,012
4,100	Sekisui House Ltd	66,727
12,000	Shinsei Bank Ltd	14,250
4,000	Shizuoka Bank Ltd (The)	29,238
1,300	Showa Shell Sekiyu KK	10,164
800	Sompo Japan Nipponkoa Holdings Inc	23,015
8,000	Sumitomo Corp	78,755
5,100	Sumitomo Electric Industries Ltd	61,158
4,000	Sumitomo Heavy Industries Ltd	16,498
3,000	Sumitomo Metal Mining Co Ltd	32,241
8,600	Sumitomo Mitsui Financial Group Inc	241,318
23,000	Sumitomo Mitsui Trust Holdings Inc	67,016
1,200	Sumitomo Rubber Industries Ltd	17,151
350	Suzuken Co Ltd	11,374
3,900	T&D Holdings Inc	38,474

Shares	Description	Value ($)
	Japan — continued
200	Taisho Pharmaceutical Holdings Co Ltd	15,781
2,000	Takashimaya Co Ltd	16,003
5,400	Takeda Pharmaceutical Co Ltd	257,051
800	THK Co Ltd	13,618
3,000	Tobu Railway Co Ltd	15,618
4,600	Tokio Marine Holdings Inc	160,365
4,900	Tokyo Electric Power Co Inc *	24,821
1,200	Tokyo Electron Ltd	72,333
15,000	Tokyo Gas Co Ltd	69,236
3,000	Tokyu Corp	25,101
1,700	Tokyu Fudosan Holdings Corp	10,748
4,000	Toppan Printing Co Ltd	33,779
27,000	Toshiba Corp *	41,767
400	Toyoda Gosei Co Ltd	7,645
1,100	Toyota Industries Corp	46,255
1,500	Toyota Tsusho Corp	30,271
12,000	Toyota Motor Corp	625,651
300	Trend Micro Inc	10,918
18	United Urban Investment Corp (REIT)	28,300
1,000	Yamaguchi Financial Group Inc	9,414
700	Yokohama Rubber Co Ltd (The)	11,161

	Total Japan	10,762,502

	Malaysia — 0.4%
25,700	Alliance Financial Group Berhad	22,353
46,400	AMMB Holdings Berhad	47,785
1,500	British American Tobacco Malaysia Berhad	19,980
120,700	CIMB Group Holdings Berhad	129,707
30,300	Felda Global Ventures Holdings Berhad	11,019
39,900	Gamuda Berhad	42,118
53,200	Genting Berhad	99,627
15,500	Hong Leong Bank Berhad	48,504
5,400	Hong Leong Financial Group Berhad	17,962
113,000	Malayan Banking Berhad	228,621
28,900	Maxis Berhad	42,049
66,300	Petronas Chemicals Group Berhad	106,458
20,900	Public Bank Berhad	91,799
14,700	RHB Capital Berhad	18,538
78,000	SapuraKencana Petroleum Berhad	35,120
73,600	Sime Darby Berhad	130,876
40,100	Tenaga Nasional Berhad	125,112
13,800	UMW Holdings Berhad	23,229
102,300	YTL Corp Berhad	38,191
43,900	YTL Power International Berhad	15,242

	Total Malaysia	1,294,290

	Mexico — 0.5%
66,900	Alfa SA de CV – Class A	121,033
488,764	America Movil SAB de CV – Class L	332,672

10	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Mexico — continued
9,500	Arca Continental SAB de CV	57,959
11,800	Coca-Cola Femsa SAB de CV	86,499
57,400	Fibra Uno Administracion SA de CV (REIT)	119,802
12,600	Gentera SAB de CV	23,532
4,700	Grupo Carso SAB de CV, Series A1 Shares	18,994
8,000	Grupo Comercial Chedraui SA de CV	21,180
59,100	Grupo Financiero Banorte SAB de CV – Class O	298,303
43,300	Grupo Financiero Santander Mexico SAB de CV – Class B	69,524
90,400	Grupo Mexico SAB de CV – Series B	190,174
3,295	Industrias Penoles SAB de CV	38,620
36,200	Kimberly-Clark de Mexico SAB de CV – Class A	79,468
8,700	Mexichem SAB de CV	18,125
18,500	OHL Mexico SAB de CV *	21,582
62,100	Wal-Mart de Mexico SAB de CV	146,225

	Total Mexico	1,643,692

	Netherlands — 1.6%
12,301	Aegon NV	61,590
400	AerCap Holdings NV *	14,292
597	Boskalis Westminster	21,719
26,274	ING Groep NV CVA	313,221
1,232	Koninklijke DSM NV	60,605
14,137	Koninklijke KPN NV	52,096
478	Koninklijke Vopak NV	21,757
1,621	NN Group NV	49,932
91,877	Unilever NV CVA	4,005,678

	Total Netherlands	4,600,890

	New Zealand — 0.0%
4,674	Fletcher Building Ltd	21,959
8,689	Meridian Energy Ltd	14,161

	Total New Zealand	36,120

	Norway — 0.1%
6,637	DNB ASA	76,505
1,358	Gjensidige Forsikring ASA	21,324
9,131	Norsk Hydro ASA	36,254
3,598	Orkla ASA	29,680
7,851	Statoil ASA	114,289
5,082	Telenor ASA	75,869
1,229	Yara International ASA	47,626

	Total Norway	401,547

	Peru — 0.1%
4,500	Companhia de Minas Buenaventura SA ADR *	23,490
800	Credicorp Ltd	93,792

Shares	Description	Value ($)
	Peru — continued
1,300	Southern Copper Corp	31,122

	Total Peru	148,404

	Philippines — 0.2%
46,050	Aboitiz Equity Ventures Inc	55,285
34,900	Aboitiz Power Corp	31,505
48,700	Alliance Global Group Inc	14,775
18,620	Bank of the Philippine Islands	32,770
19,090	BDO Unibank Inc	39,758
61,300	DMCI Holdings Inc	16,494
144,300	Energy Development Corp	17,298
785	Globe Telecom Inc	29,182
38,600	JG Summit Holdings Inc	54,288
267,000	Megaworld Corp	20,200
310,500	Metro Pacific Investments Corp	37,878
7,520	Metropolitan Bank & Trust	11,952
2,300	Philippine Long Distance Telephone Co	88,273
38,800	Robinsons Land Corp	21,402
3,810	SM Investments Corp	65,695

	Total Philippines	536,755

	Poland — 0.2%
775	Bank Handlowy w Warszawie SA	15,524
5,231	Enea SA	14,448
4,904	Energa SA	15,556
3,317	KGHM Polska Miedz SA	56,259
14,055	Orange Polska SA	22,075
19,926	PGE SA	64,332
7,587	Polski Koncern Naftowy Orlen SA	120,853
41,941	Polskie Gornictwo Naftowe i Gazownictwo SA	52,244
13,299	Powszechny Zaklad Ubezpieczen SA	114,708
12,527	Synthos SA	12,368
24,921	Tauron Polska Energia SA	15,770

	Total Poland	504,137

	Portugal — 0.0%
15,720	EDP-Energias de Portugal SA	48,685
2,617	Galp Energia SGPS SA	28,702

	Total Portugal	77,387

	Russia — 0.4%
145,075	Gazprom PAO Sponsored ADR	531,233
12,533	Lukoil PJSC Sponsored ADR	442,670
12,200	Mobile Telesystems PJSC Sponsored ADR	85,400
27,260	Rosneft OJSC GDR (Registered)	101,781
2,034	Rostelecom OJSC Sponsored ADR	14,247
26,213	RusHydro PJSC ADR	22,631
4,977	Severstal PAO GDR (Registered)	40,525

See accompanying notes to the financial statements.	11

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Russia — continued
3,657	Tatneft PAO Sponsored ADR	93,478

	Total Russia	1,331,965

	Singapore — 0.2%
14,000	CapitaLand Commercial Trust (REIT)	14,233
16,500	CapitaLand Mall Trust (REIT)	25,678
47,900	Golden Agri-Resources Ltd	12,604
38,400	Hutchison Port Holdings Trust	18,044
800	Jardine Cycle & Carriage Ltd	21,931
9,900	Keppel Corp Ltd	36,392
32,000	Noble Group Ltd	7,838
13,400	Oversea-Chinese Banking Corp Ltd	76,893
6,700	Sembcorp Industries Ltd	12,739
7,100	Singapore Press Holdings Ltd	18,775
18,900	Singapore Telecommunications Ltd	50,060
16,200	Suntec Real Estate Investment Trust	19,227
8,800	United Overseas Bank Ltd	107,123
3,200	UOL Group Ltd	12,878
13,000	Wilmar International Ltd	28,739
13,000	Yangzijiang Shipbuilding Holdings Ltd	8,361

	Total Singapore	471,515

	South Africa — 0.9%
1,277	Anglo American Platinum Ltd *	26,314
9,595	AngloGold Ashanti Ltd *	124,634
8,036	Barclays Africa Group Ltd	68,681
5,203	Barloworld Ltd	21,332
4,010	Brait SE *	38,948
5,385	Coronation Fund Managers Ltd	21,421
3,398	Exxaro Resources Ltd	15,328
79,752	FirstRand Ltd	221,556
16,300	Fortress Income Fund Ltd (REIT)	33,869
22,588	Fortress Income Fund Ltd – Class A	21,418
3,832	Foschini Group Ltd (The)	28,095
18,432	Gold Fields Ltd	76,877
54,600	Growthpoint Properties Ltd (REIT)	83,089
5,764	Hyprop Investments Ltd (REIT)	37,688
14,767	Impala Platinum Holdings Ltd *	31,006
3,589	Imperial Holdings Ltd	27,138
2,710	Liberty Holdings Ltd	20,990
7,965	Life Healthcare Group Holdings Ltd	17,597
2,570	Massmart Holdings Ltd	17,310
26,061	MMI Holdings Ltd	38,258
2,804	Mondi Ltd	50,040
39,148	MTN Group Ltd	329,118
4,685	Nedbank Group Ltd	53,608
1,061	Pioneer Foods Group Ltd	8,668
101,410	Redefine Properties Ltd (REIT)	65,526
16,724	RMB Holdings Ltd	60,003

Shares	Description	Value ($)
	South Africa — continued
6,410	Sappi Ltd *	26,072
13,069	Sasol Ltd	351,691
28,750	Standard Bank Group Ltd	197,047
56,962	Steinhoff International Holdings NV	304,051
5,687	Telkom SA SOC Ltd	19,294
10,927	Truworths International Ltd	58,996
8,702	Tsogo Sun Holdings Ltd	11,603
8,773	Vodacom Group Ltd	82,934

	Total South Africa	2,590,200

	South Korea — 1.9%
6,284	BNK Financial Group Inc	43,751
450	CJ E&M Corp	27,080
657	Daelim Industrial Co Ltd	42,686
1,079	Daewoo International Corp	16,637
4,256	Daewoo Securities Co Ltd	27,414
4,005	DGB Financial Group Inc	26,901
1,006	Dongbu Insurance Co Ltd	54,872
414	Dongsuh Cos Inc	9,874
736	Doosan Heavy Industries and Construction Co	9,816
1,177	GS Engineering & Construction Corp *	23,848
1,205	GS Holdings Corp	51,511
7,013	Hana Financial Group Inc	118,211
386	Hanwha Corp	10,576
5,142	Hanwha Life Insurance Co Ltd	25,452
537	Hyosung Corp	54,118
183	Hyundai Department Store Co Ltd	20,020
2,175	Hyundai Engineering & Construction	66,893
873	Hyundai Heavy Industries Co Ltd *	72,685
741	Hyundai Marine & Fire Insurance Co Ltd	18,439
1,630	Hyundai Mobis Co Ltd	328,261
3,713	Hyundai Motor Co	442,816
1,709	Hyundai Steel Co	76,871
387	Hyundai Wia Corp	34,273
6,593	Industrial Bank of Korea	62,136
9,154	KB Financial Group Inc	219,171
137	KCC Corp	47,326
6,357	Kia Motors Corp	236,783
6,073	Korea Electric Power Corp	288,111
656	Korea Gas Corp	20,367
601	Korea Investment Holdings Co Ltd	20,166
2,583	KT&G Corp	222,670
136	LG Chem Ltd	33,059
2,249	LG Corp	130,554
5,481	LG Display Co Ltd	109,415
2,499	LG Electronics Inc	131,024
5,069	LG Uplus Corp	43,602
6	Lotte Confectionery Co Ltd	11,642
261	Lotte Shopping Co Ltd	52,816

12	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Korea — continued
699	Mirae Asset Securities Co Ltd	11,181
3,335	NH Investment & Securities Co Ltd	26,357
396	OCI Company Ltd *	29,294
701	Paradise Co Ltd	8,293
1,640	POSCO	264,472
1,061	S-Oil Corp	67,558
824	Samsung Card Co Ltd	23,829
1,408	Samsung Electro-Mechanics Co Ltd	61,631
920	Samsung Electronics Co Ltd	877,052
4,226	Samsung Heavy Industries Co Ltd *	35,856
1,896	Samsung Life Insurance Co Ltd	171,919
1,358	Samsung Securities Co Ltd	42,857
10,112	Shinhan Financial Group Co Ltd	311,727
81	Shinsegae Co Ltd	13,911
1,527	SK Innovation Co Ltd	178,435
3,373	SK Networks Co Ltd	16,271
230	SK Telecom Co Ltd	43,359
8,014	Woori Bank	56,332

	Total South Korea	5,472,181

	Spain — 0.5%
652	ACS Actividades de Construccion y Servicios SA	16,854
21,638	Banco Bilbao Vizcaya Argentaria SA	136,791
4,073	Banco Popular Espanol SA	9,718
98,155	Banco Santander SA	397,036
6,239	CaixaBank SA	17,802
1,458	Enagas SA	40,926
2,157	Endesa SA	38,878
1,987	Ferrovial SA	38,281
2,378	Gas Natural SDG SA	41,411
36,887	Iberdrola SA	237,634
7,318	Mapfre SA	14,248
8,451	Repsol YPF SA	86,960
31,989	Telefonica SA	318,967

	Total Spain	1,395,506

	Sweden — 0.4%
20,663	Ericsson LM – B Shares	189,775
2,827	Husqvarna AB – B Shares	17,911
342	ICA Gruppen AB	10,173
1,114	Industrivarden AB – C Shares	17,143
20,625	Nordea Bank AB	205,140
7,239	Sandvik AB	65,800
10,314	Skandinaviska Enskilda Banken AB – Class A	100,773
2,580	Skanska AB – B Shares	54,841
2,703	SKF AB – B Shares	44,538
10,167	Svenska Handelsbanken AB – A Shares	130,014
6,148	Swedbank AB – A Shares	124,188

Shares	Description	Value ($)
	Sweden — continued
2,167	Tele2 AB – B Shares	17,895
18,091	TeliaSonera AB	83,073

	Total Sweden	1,061,264

	Switzerland — 2.5%
14,924	ABB Ltd (Registered) *	266,155
1,125	Adecco SA (Registered) *	65,157
592	Aryzta AG *	28,137
340	Baloise Holding AG (Registered)	42,768
12,193	Credit Suisse Group AG (Registered) *	163,194
532	Julius Baer Group Ltd *	21,227
64,543	Nestle SA (Registered)	4,513,556
17,269	Novartis AG (Registered)	1,230,044
210	Pargesa Holding SA	12,351
847	Swatch Group AG (The)	293,302
218	Swiss Life Holding AG (Registered) *	53,086
2,391	Swiss Re AG	211,929
176	Swisscom AG (Registered)	85,759
631	Syngenta AG (Registered)	252,703
2,468	Transocean Ltd	21,302
1,021	Zurich Insurance Group AG *	216,259

	Total Switzerland	7,476,929

	Taiwan — 1.5%
70,000	Acer Inc *	24,797
56,000	Asia Cement Corp	46,379
17,000	Asustek Computer Inc	139,337
205,000	AU Optronics Corp	55,733
194,000	Cathay Financial Holding Co Ltd	216,041
9,000	Chailease Holding Co Ltd	14,879
110,000	Chang Hwa Commercial Bank Ltd	53,743
38,000	Cheng Shin Rubber Industry Co Ltd	66,300
323,000	China Development Financial Holding Corp	77,254
75,000	China Life Insurance Co Ltd	51,740
280,000	China Steel Corp	173,034
58,000	Chunghwa Telecom Co Ltd	182,049
101,000	Compal Electronics Inc	58,833
364,000	CTBC Financial Holding Co Ltd	176,283
30,000	Eva Airways Corp *	16,054
76,000	Far Eastern New Century Corp	57,579
12,000	Far EasTone Telecommunications Co Ltd	25,033
217,000	First Financial Holding Co Ltd	100,904
34,000	Formosa Plastics Corp	80,378
18,000	Formosa Taffeta Co Ltd	16,350
24,180	Foxconn Technology Co Ltd	47,347
158,000	Fubon Financial Holding Co Ltd	186,027
9,000	Highwealth Construction Corp	8,863
342,750	Hon Hai Precision Industry Co Ltd	798,650
16,000	HTC Corp	38,414

See accompanying notes to the financial statements.	13

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Taiwan — continued
153,000	Hua Nan Financial Holdings Co Ltd – Class C	71,167
200,000	Innolux Display Corp	57,709
57,000	Inventec Corp	40,470
49,230	Lite-On Technology Corp	56,432
35,000	MediaTek Inc	246,767
255,000	Mega Financial Holding Co Ltd	167,434
73,000	Nan Ya Plastics Corp	139,252
14,000	Novatek Microelectronics Corp Ltd	57,562
23,000	Pegatron Corp	54,149
3,000	Phison Electronics Corp	23,173
16,000	Powertech Technology Inc	34,577
64,000	Quanta Computer Inc	107,499
12,000	Radiant Opto-Electronics Corp	23,537
9,000	Realtek Semiconductor Corp	22,548
20,000	Ruentex Development Co Ltd	27,041
12,000	Ruentex Industries Ltd	21,082
194,000	Shin Kong Financial Holding Co Ltd	36,462
22,000	Siliconware Precision Industries Co Ltd	33,743
7,000	Simplo Technology Co Ltd	22,370
229,000	SinoPac Financial Holdings Co Ltd	62,482
32,000	Synnex Technology International Corp	32,451
51,000	Taiwan Business Bank *	12,837
79,000	Taiwan Cement Corp	70,976
85,000	Taiwan Cooperative Financial Holding Co Ltd	36,071
19,000	Taiwan Fertilizer Co Ltd	25,467
14,000	Taiwan Mobile Co Ltd	43,081
45,000	Teco Electric and Machinery Co Ltd	36,673
5,000	Transcend Information Inc	15,193
286,000	United Microelectronics Corp	114,705
57,959	Wistron Corp	34,294
35,000	WPG Holdings Co Ltd	35,563
210,000	Yuanta Financial Holding Co Ltd	67,198

	Total Taiwan	4,541,966

	Thailand — 0.3%
24,700	Advanced Info Service Pcl (Foreign Registered)	118,026
24,500	Banpu Pcl (Foreign Registered)	12,571
23,200	BEC World Pcl (Foreign Registered)	20,482
138,500	BTS Group Holdings Pcl	32,248
73,400	Charoen Pokphand Foods Pcl (Foreign Registered)	39,064
12,100	Glow Energy Pcl (Foreign Registered)	27,364
237,200	IRPC Pcl (Foreign Registered)	29,101
82,800	Krung Thai Bank Pcl (Foreign Registered)	41,048
32,600	PTT Exploration & Production Pcl (Foreign Registered)	61,570
31,900	PTT Global Chemical Pcl (Foreign Registered)	47,891

Shares	Description	Value ($)
	Thailand — continued
23,399	PTT Pcl (Foreign Registered)	169,950
2,500	Siam Cement Pcl (The) (Foreign Registered)	30,973
37,000	Siam Commercial Bank Pcl (The) (Foreign Registered)	143,603
19,300	Thai Oil Pcl (Foreign Registered)	34,332

	Total Thailand	808,223

	Turkey — 0.2%
52,136	Akbank TAS	129,510
45,032	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	39,067
12,385	Enka Insaat ve Sanayi AS	19,932
32,780	Eregli Demir ve Celik Fabrikalari TAS	38,021
21,751	Haci Omer Sabanci Holding AS	63,814
5,438	KOC Holding AS	23,681
11,461	Turk Telekomunikasyon AS	22,243
20,812	Turkcell Iletisim Hizmetleri AS	77,577
14,811	Turkiye Halk Bankasi AS	49,736
37,320	Turkiye IS Bankasi – Class C	56,680
17,780	Turkiye Vakiflar Bankasi TAO – Class D	24,670
20,611	Yapi ve Kredi Bankasi AS	25,980

	Total Turkey	570,911

	United Kingdom — 8.4%
6,605	3i Group Plc	39,998
6,266	Aberdeen Asset Management Plc	20,900
1,425	Admiral Group Plc	34,219
2,650	Amec Foster Wheeler Plc	13,960
9,518	Anglo American Plc	63,156
8,997	AstraZeneca Plc	511,540
27,470	Aviva Plc	166,677
21,482	BAE Systems Plc	152,293
113,921	Barclays Plc	270,644
14,339	BHP Billiton Plc	144,229
127,169	BP Plc	617,176
88,436	British American Tobacco Plc	4,811,294
6,610	British Land Co Plc (The) (REIT)	60,315
6,445	Burberry Group Plc	117,677
35,821	Centrica Plc	103,007
7,731	Cobham Plc	27,640
77,982	Compass Group Plc	1,367,212
4,456	CYBG Plc *	11,545
9,339	Direct Line Insurance Group Plc	50,295
5,819	GKN Plc	22,121
32,988	GlaxoSmithKline Plc	639,309
83,077	Glencore Plc *	152,508
3,686	Group 4 Securicor Plc	10,612
5,325	Hammerson Plc (REIT)	40,490
132,819	HSBC Holdings Plc	844,641
3,759	ICAP Plc	22,631

14	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United Kingdom — continued
1,846	IMI Plc	21,736
6,498	Imperial Brands Plc	335,400
6,364	Intu Properties Plc (REIT)	26,437
8,335	Investec Plc	54,580
9,147	J Sainsbury Plc	32,195
5,177	Johnson Matthey Plc	182,805
15,587	Kingfisher Plc	72,001
2,684	Land Securities Group Plc (REIT)	37,504
14,130	Legal & General Group Plc	44,443
387,677	Lloyds Banking Group Plc	389,044
11,112	Marks & Spencer Group Plc	65,348
5,263	Meggitt Plc	30,447
985	Melrose Industries Plc	4,486
25,416	National Grid Plc	339,451
33,458	Old Mutual Plc	78,749
5,549	Pearson Plc	65,912
1,761	Petrofac Ltd	22,037
41,187	Reckitt Benckiser Group Plc	3,751,715
8,512	Rio Tinto Plc	223,890
12,485	Rolls-Royce Holdings Plc *	117,197
23,577	Royal Bank of Scotland Group Plc *	73,065
27,334	Royal Dutch Shell Plc A Shares (London)	622,675
16,565	Royal Dutch Shell Plc B Shares (London)	376,118
6,112	Royal Mail Plc	38,499
6,907	RSA Insurance Group Plc	41,697
18,894	Sage Group Plc (The)	155,907
6,742	Scottish & Southern Energy Plc	129,135
5,077	Segro Plc (REIT)	29,247
1,046	Severn Trent Plc	30,938
2,683	Smiths Group Plc	37,152
22,232	Standard Chartered Plc	132,264
13,370	Standard Life Plc	61,714
3,165	Tate & Lyle Plc	25,718
139,723	Unilever Plc	5,969,322
181,604	Vodafone Group Plc	550,787
1,452	Weir Group Plc (The)	19,207
6,001	William Hill Plc	34,130
15,753	WM Morrison Supermarkets Plc	43,377

	Total United Kingdom	24,582,418

	United States — 53.8%
32,318	3M Co.	5,069,725
61,500	Abbott Laboratories	2,382,510
29,547	Accenture, Plc – Class A	2,962,382
9,810	Alphabet, Inc. – Class A *	7,035,928
4,002	Alphabet, Inc. – Class C *	2,792,476
86,577	American Express Co.	4,811,950
9,400	Amphenol Corp. – Class A	498,858
14,359	Analog Devices, Inc.	760,883

Shares	Description	Value ($)
	United States — continued
3,100	Anthem, Inc.	405,139
70,000	Apple, Inc.	6,768,300
9,379	Becton, Dickinson and Co.	1,382,934
6,100	Church & Dwight Co., Inc.	553,636
270,124	Cisco Systems, Inc.	7,071,846
9,100	Citrix Systems, Inc. *	642,915
173,442	Coca-Cola Co. (The)	7,480,554
23,730	Cognizant Technology Solutions Corp. – Class A *	1,352,135
37,010	Colgate-Palmolive Co.	2,429,336
13,100	Costco Wholesale Corp.	1,965,393
11,000	CVS Health Corp.	1,068,870
5,800	Dover Corp.	352,524
71,200	EMC Corp.	1,860,456
33,248	Emerson Electric Co.	1,623,500
2,871	Estee Lauder Cos, Inc. (The) – Class A	262,208
86,290	Express Scripts Holding Co. *	6,073,090
6,400	Genuine Parts Co.	576,960
7,700	Honeywell International, Inc.	780,395
7,891	Humana, Inc.	1,396,470
26,367	Illinois Tool Works, Inc.	2,485,090
9,031	Intuit, Inc.	872,756
1,100	Intuitive Surgical, Inc. *	619,366
99,600	Johnson & Johnson	10,478,916
12,357	MasterCard, Inc. – Class A	1,074,070
17,724	McDonald’s Corp.	2,077,076
65,567	Medtronic Plc	5,074,230
191,700	Microsoft Corp.	9,753,696
18,510	Monsanto Co.	1,665,715
40,294	Nike, Inc. – Class B	2,481,707
209,582	Oracle Corp.	7,708,426
12,600	Paychex, Inc.	647,514
28,766	PepsiCo, Inc.	2,813,890
25,100	Pfizer, Inc.	744,717
80,700	Philip Morris International, Inc.	7,346,121
125,223	Procter & Gamble Co. (The)	10,054,155
90,309	QUALCOMM, Inc.	4,586,794
16,282	Reynolds American, Inc.	821,101
6,065	Rockwell Automation, Inc.	631,306
16,826	Stryker Corp.	1,680,581
11,974	St Jude Medical, Inc.	642,884
10,016	TJX Cos., Inc. (The)	742,186
47,008	UnitedHealth Group, Inc.	5,598,653
3,000	United Technologies Corp.	289,860
15,512	VF Corp.	1,009,986
70,215	Wal-Mart Stores, Inc.	4,658,063
2,800	WW Grainger, Inc.	607,320

See accompanying notes to the financial statements.	15

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
7,228	Zimmer Biomet Holdings, Inc.	699,743

	Total United States	158,227,295

	TOTAL COMMON STOCKS (COST $269,666,647)	258,417,931

	PREFERRED STOCKS — 0.7%

	Brazil — 0.5%
61,800	Banco Bradesco SA	328,426
18,400	Companhia Energetica de Minas Gerais	26,897
2,600	Companhia Energetica de Sao Paulo – Class B	8,806
2,400	Companhia Paranaense de Energia – Class B	13,824
20,500	Gerdau SA	18,021
72,000	Itau Unibanco Holding SA	455,430
83,900	Itausa-Investimentos Itau SA	142,496
92,900	Petroleo Brasileiro SA (Petrobras) *	118,914
9,300	Telefonica Brasil SA	88,471
45,600	Vale SA	97,206

	Total Brazil	1,298,491

	Colombia — 0.0%
2,700	Grupo Aval Acciones y Valores SA ADR	18,225

	Germany — 0.1%
370	Bayerische Motoren Werke AG	24,950
1,095	Porsche Automobil Holding SE	49,523
1,257	Volkswagen AG	146,173

	Total Germany	220,646

	Russia — 0.0%
176,745	Surgutneftegaz OJSC	104,064

	South Korea — 0.1%
512	Hyundai Motor Co	42,044
887	Hyundai Motor Co 2nd Preference	73,920
343	Samsung Electronics Co Ltd	273,934

	Total South Korea	389,898

	TOTAL PREFERRED STOCKS (COST $2,453,373)	2,031,324

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
280	Duratex SA Rights, Expires 03/17/16 *	183

	Spain — 0.0%
4,073	Banco Popular Espanol SA Rights, Expires 03/10/16 *	93

	TOTAL RIGHTS/WARRANTS (COST $300)	276

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 1.0%

		United States — 1.0%
		Affiliated Issuers
	120,468	GMO U.S. Treasury Fund	3,011,692

		TOTAL MUTUAL FUNDS (COST $3,011,692)	3,011,692

		SHORT-TERM INVESTMENTS — 8.8%

		Time Deposits — 3.7%
USD	1,473,037	Australia and New Zealand Banking Group Ltd. (Melbourne) Time Deposit, 0.15%, due 03/01/16	1,473,037
USD	1,473,037	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.15%, due 03/01/16	1,473,037
USD	1,473,037	Barclays (London) Time Deposit, 0.15%, due 03/01/16	1,473,037
USD	1,473,037	BNP Paribas (Paris) Time Deposit, 0.15%, due 03/01/16	1,473,037
EUR	891	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.31)%, due 03/01/16	970
HKD	16,235	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 03/01/16	2,087
JPY	102,961	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.13)%, due 03/01/16	913
NOK	11,151	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.13%, due 03/01/16	1,281
SGD	1,382	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 03/01/16	983
ZAR	3,691	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.40%, due 03/01/16	232
USD	1,473,037	Citibank (New York) Time Deposit, 0.15%, due 03/01/16	1,473,037
CHF	30,307	Credit Suisse AG (Zurich) Time Deposit, (1.00)%, due 03/01/16	30,353
USD	444,275	JPMorgan Chase (New York) Time Deposit, 0.15%, due 03/01/16	444,275
USD	1,473,037	Standard Chartered Bank (London) Time Deposit, 0.15%, due 03/01/16	1,473,037
USD	1,473,037	Sumitomo (Tokyo) Time Deposit, 0.15%, due 03/01/16	1,473,037

		Total Time Deposits	10,792,353

		U.S. Government — 5.1%
	15,000,000	U.S. Treasury Bill, 0.20%, due 03/17/16 (b)(c)	14,998,575

		TOTAL SHORT-TERM INVESTMENTS (COST $25,791,250)	25,790,928

		TOTAL INVESTMENTS — 98.4% (Cost $300,923,262)	289,252,151
		Other Assets and Liabilities (net) — 1.6%	4,765,477

		TOTAL NET ASSETS — 100.0%	$294,017,628

16	See accompanying notes to the financial statements.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2016

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	73,382,335	USD	10,786,416	$100,218
09/11/2017	GS	USD	10,894,958	CNH	73,382,335	(208,760)

						$(108,542)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
547	Russell 2000 Mini	March 2016	$56,433,990	$(530,590)
1,960	S&P 500 E-Mini Index	March 2016	189,091,000	68,600

			$245,524,990	$(461,990)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	The rate shown represents yield-to-maturity.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned -11.51% (net) for the fiscal year ended February 29, 2016, as compared with +1.07% for the CPI.

The Fund’s exposures to emerging market and European value equities, cross-sectional interest rates and FX positions (primarily Euro rate exposures), and select fundamentally researched international developed equity holdings contributed to the negative performance. The Fund’s exposure to U.S. fundamentally researched equities and TIPS positively contributed to performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in GMO Benchmark-Free Allocation Fund Class III Shares and the Consumer Price Index As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .18% on the purchase and .18% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower. MSCI data may not be reproduced or used for any other purpose.

MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	45.2%
Debt Obligations	25.8
Short-Term Investments	23.8
Investment Funds	1.6
Preferred Stocks	1.6
Futures Contracts	1.1
Options Purchased	0.8
Swap Contracts	0.6
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Loan Participations	0.1
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Written/Credit Linked Options	(0.8)
Securities Sold Short	(1.3)
Other	1.3

100.0%

Country/Region Summary**	Debt Obligations as a % of Total Net Assets
United States	19.6%
Other Emerging***	4.0
Mexico	2.2
Sweden	1.1
Australia	1.0
Denmark	1.0
Other Developed****	(0.5)
Euro Region*****	(1.8)
United Kingdom	(3.9)

22.7%

Country/Region Summary**	Equity Investments as a % of Total Net Assets
United States	18.3%
China	4.4
Other Developed****	3.7
Japan	3.1
United Kingdom	2.6
Korea	2.5
Other Emerging***	2.5
Taiwan	1.9
France	1.7
Germany	1.4
Russia	1.3
Canada	1.1
Brazil	1.0

45.5%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”).

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

20

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	United States — 100.0%
	Affiliated Issuers — 100.0%
31,565,013	GMO Debt Opportunities Fund, Class VI	775,552,374
86,446,020	GMO Emerging Country Debt Fund, Class IV	748,622,535
1,120,970,767	GMO Implementation Fund	13,227,455,053
24,479,337	GMO SGM Major Markets Fund, Class VI	814,182,754
45,012,860	GMO Special Opportunities Fund, Class VI	839,489,834

	TOTAL MUTUAL FUNDS (COST $17,616,308,980)	16,405,302,550

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
8,807,575	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (a)	8,807,575

	TOTAL SHORT-TERM INVESTMENTS (COST $8,807,575)	8,807,575

	TOTAL INVESTMENTS — 100.1% (Cost $17,625,116,555)	16,414,110,125
	Other Assets and Liabilities (net) — (0.1%)	(8,266,834)

	TOTAL NET ASSETS — 100.0%	$16,405,843,291

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Benchmark-Free Fund returned -10.82% (net) for the fiscal year ended February 29, 2016, as compared with +1.07% for the CPI.

The Fund’s exposures to emerging market and European value equities, cross-sectional interest rates and FX positions (primarily Euro rate exposures), and select fundamentally researched international developed equity holdings contributed to the negative performance. The Fund’s exposure to TIPS positively contributed to performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

22

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in GMO Benchmark-Free Fund Class III Shares and the Consumer Price Index As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .18% on the purchase and .18% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	49.1%
Debt Obligations	24.1
Short-Term Investments	21.6
Investment Funds	1.9
Preferred	1.5
Futures Contracts	1.0
Forward Currency Contracts	0.2
Rights/Warrants	0.1
Loan Participations	0.1
Loan Assignments	0.0 ^
Options Purchased	0.0 ^
Written/Credit Linked Options	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Swap Contracts	(0.1)
Other	0.5

100.0%

Country/Region Summary**	Debt Obligations as a % of Total Net Assets
United States	19.2%
Other Emerging***	5.4
Other Developed****	0.1
Euro Region*****	0.0 ^

24.7%

Country/Region Summary**	Equity Investments as a % of Total Net Assets
United States	19.7%
Other Emerging***	4.7
Other Developed****	4.4
Japan	3.6
China	3.3
United Kingdom	3.1
Taiwan	2.6
Korea	2.2
France	2.0
Russia	1.8
Germany	1.7
Canada	1.6
Brazil	1.2
India	1.1

53.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 37.4%

	Australia — 0.5%
64,777	Abacus Property Group (REIT)	133,758
195,560	Adelaide Brighton Ltd	689,130
12,200	ASX Ltd	365,101
38,052	Australia & New Zealand Banking Group Ltd	607,055
119,679	BlueScope Steel Ltd	467,021
22,800	BT Investment Management Ltd	148,201
12,000	BWP Trust (REIT)	27,685
8,000	Charter Hall Group (REIT)	25,102
5,900	Charter Hall Retail (REIT)	18,105
9,247	CIMIC Group Ltd	207,655
113,996	Dexus Property Group (REIT)	610,875
233,152	Downer EDI Ltd	552,085
690,815	Fairfax Media Ltd	378,448
92,476	Goodman Group (REIT)	426,677
143,600	GPT Group (The) (REIT)	502,878
99,357	Investa Office Fund (REIT)	280,695
16,300	IOOF Holdings Ltd	96,871
42,400	LendLease Group	393,041
26,800	Macquarie Group Ltd	1,224,357
817,400	Mirvac Group (REIT)	1,064,044
90,167	Nine Entertainment Co Holdings Ltd	95,907
208,955	OZ Minerals Ltd	748,883
2,000	Perpetual Ltd	58,980
15,737	Premier Investments Ltd	147,563
560,313	Scentre Group (REIT)	1,742,113
125,442	Shopping Centres Australasia Property Group (REIT)	202,697
101,349	Sonic Healthcare Ltd	1,331,479
174,269	Star Entertainment Grp Ltd (The)	646,547
438,686	Stockland (REIT)	1,301,913
42,878	Suncorp Group Ltd	341,713
1,238,932	Telstra Corp Ltd	4,631,256
324,200	Vicinity Centres (REIT)	717,766
111,300	Westfield Corp (REIT)	791,570
94,004	WorleyParsons Ltd	279,621

	Total Australia	21,256,792

	Austria — 0.1%
11,745	Oesterreichische Post AG	421,532
57,958	OMV AG	1,520,898
1,200	UNIQA Insurance Group AG	7,269
26,128	voestalpine AG	754,279

	Total Austria	2,703,978

	Belgium — 0.2%
53,362	Ageas	1,968,836
73,230	AGFA-Gevaert NV *	269,919

Shares	Description	Value ($)
	Belgium — continued
46,735	bpost SA	1,159,750
5,725	D’Ieteren SA NV	210,911
28,676	Delhaize Group	2,899,882
1,365	Melexis NV	69,357
5,874	Mobistar SA *	122,155
19,597	Proximus SADP	616,665
12,142	Umicore SA	547,792

	Total Belgium	7,865,267

	Brazil — 0.1%
341,500	Banco do Brasil SA	1,151,501
40,900	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	118,354
63,800	EDP – Energias do Brasil SA	202,257
18,800	Grendene SA	77,109
62,800	Tim Participacoes SA	108,693
112,100	Transmissora Alianca de Energia Eletrica SA	526,505

	Total Brazil	2,184,419

	Canada — 1.7%
138,600	Air Canada *	739,610
27,300	Bank of Montreal	1,506,242
75,500	BCE Inc	3,261,064
16,900	Canadian Imperial Bank of Commerce	1,123,544
13,000	Canadian Tire Corp Ltd – Class A	1,263,873
27,300	Celestica Inc *	281,071
72,600	CI Financial Corp	1,608,146
3,100	Cogeco Communications Inc	145,331
17,600	Corus Entertainment Inc – B Shares	139,968
2,200	Industrial Alliance Insurance & Financial Services Inc	59,138
900	Laurentian Bank of Canada	30,366
6,600	Linamar Corp	288,293
44,100	Magna International Inc	1,711,197
74,300	Manulife Financial Corp	994,511
130,200	Metro Inc	4,161,011
14,700	National Bank of Canada	400,475
56,600	Power Corp of Canada	1,229,889
12,500	RONA Inc	217,849
52,900	Royal Bank of Canada	2,700,520
118,500	Sun Life Financial Inc	3,533,104
80,100	Suncor Energy Inc	1,958,395
33,100	Toromont Industries Ltd	777,715
59,900	Toronto-Dominion Bank (The)	2,321,180
39,900	Transcontinental Inc – Class A	566,208
612,198	Valeant Pharmaceuticals International Inc *	40,282,628

	Total Canada	71,301,328

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — 2.5%
152,000	Anhui Expressway Co Ltd – Class H	117,989
243,900	Baidu Inc Sponsored ADR *	42,297,138
544,000	Beijing Capital International Airport Co Ltd – Class H	471,777
538,000	Beijing Capital Land Ltd – Class H	190,171
3,455,000	Belle International Holdings Ltd	2,249,742
2,158,000	China BlueChemical Ltd – Class H	471,822
784,000	China Communications Services Corp Ltd – Class H	312,405
958,000	China Everbright Ltd	1,757,519
3,256,000	China Jinmao Holdings Group Ltd	820,301
219,000	China Lesso Group Holdings Ltd	124,365
1,937,000	China Machinery Engineering Corp – Class H	1,418,900
350,500	China Mobile Ltd	3,748,758
7,034,000	China National Building Material Co Ltd – Class H	3,117,337
1,063,000	China National Materials Co Ltd – Class H	189,792
1,088,000	China Petroleum & Chemical Corp – Class H	617,256
180,000	China Power International Development Ltd	75,795
282,000	China Railway Construction Corp Ltd – Class H	268,008
1,256,000	China Resources Power Holdings Co Ltd	2,021,815
148,000	China Southern Airlines Co Ltd – Class H	82,860
2,114,000	China Telecom Corp Ltd – Class H	1,016,023
956,000	China Travel International Investment Hong Kong Ltd	331,635
895,500	China ZhengTong Auto Services Holdings Ltd	311,757
1,022,000	CIFI Holdings Group Co Ltd	207,553
311,000	CNOOC Ltd	323,559
1,684,000	Datang International Power Generation Co Ltd – Class H	439,253
108,000	Digital China Holdings Ltd	124,755
289,000	Far East Horizon Ltd	213,392
1,164,500	Greentown China Holdings Ltd *	932,052
1,406,000	Guangdong Investment Ltd	1,715,809
1,533,600	Guangzhou R&F Properties Co Ltd – Class H	1,809,351
2,067,000	Huabao International Holdings Ltd *	715,090
1,230,000	Huadian Power International Corp Ltd – Class H	665,831
975,611	JD.com Inc ADR *	25,082,959
890,000	Jiangsu Expressway Co Ltd – Class H	1,045,135
669,000	Kingboard Chemical Holdings Ltd	977,001
724,500	KWG Property Holding Ltd	426,476
1,385,000	Lee & Man Paper Manufacturing Ltd.	803,877

Shares	Description	Value ($)
	China — continued
316,000	People’s Insurance Co Group of China Ltd (The) – Class H	115,062
748,000	PICC Property & Casualty Co Ltd – Class H	1,131,355
404,000	Poly Property Group Co Ltd	110,056
46,000	Shanghai Industrial Holdings Ltd	98,621
1,736,000	Shenzhen Expressway Co Ltd – Class H	1,297,978
192,500	Shenzhen International Holdings Ltd	291,474
473,500	Shimao Property Holdings Ltd	613,150
639,000	Sino-Ocean Land Holdings Ltd	279,172
1,831,500	Sinopec Engineering Group Co Ltd – Class H	1,335,302
605,500	Sinotruk Hong Kong Ltd	224,118
3,590,000	Skyworth Digital Holdings Ltd	2,027,243
611,500	SOHO China Ltd	273,428
912,000	Tianjin Port Development Holdings Ltd	121,851
316,000	Tianneng Power International Ltd*	215,216
682,000	TravelSky Technology Ltd – Class H	1,029,223
304,000	Wasion Group Holdings Ltd	139,956
520,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	412,892
560,500	XTEP International Holdings Ltd.	260,077
2,182,000	Yuexiu Property Co Ltd	311,152
478,000	Yuexiu Real Estate Investment Trust	249,535
496,000	Yuexiu Transport Infrastructure Ltd	302,835
854,000	Zhejiang Expressway Co Ltd – Class H	759,649

	Total China	109,094,603

	Czech Republic — 0.0%
32,237	CEZ AS	475,100

	Denmark — 0.1%
746	AP Moeller – Maersk A/S – Class B	980,395
23,675	Carlsberg A/S – Class B	2,041,624
1,300	Sydbank A/S	35,350

	Total Denmark	3,057,369

	Finland — 0.1%
31,944	Fortum Oyj	423,258
12,464	Metso Oyj	275,250
58,078	Neste Oyj	1,818,188
23,100	Sampo Oyj – A Shares	1,039,110
47,738	Sponda Oyj	194,072
61,938	Stora Enso Oyj – R Shares	509,956
5,679	Tieto Oyj	148,320
102,731	UPM – Kymmene Oyj	1,737,766

	Total Finland	6,145,920

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	France — 1.9%
2,618	Alten SA	150,803
5,476	APERAM SA *	185,997
602,853	AXA SA	13,254,641
120,557	BNP Paribas SA	5,622,423
20,168	Cap Gemini SA	1,675,608
6,466	Casino Guichard-Perrachon SA	291,112
22,965	Christian Dior SE	4,038,466
33,001	Cie Generale des Etablissements Michelin	2,976,884
29,884	CNP Assurances	441,939
2,598	Euler Hermes Group	215,118
2,723	Ipsen SA	156,732
15,235	LVMH Moet Hennessy Louis Vuitton SE	2,531,103
22,242	Metropole Television SA	372,628
3,384	Nexity SA	156,218
126,646	Orange SA	2,193,562
138,446	Renault SA	12,624,086
51,000	Rexel SA	624,365
39,816	Sanofi	3,154,950
52,707	SCOR SE	1,843,416
9,260	Societe BIC SA	1,284,344
85,869	Societe Generale SA	3,015,805
7,300	Suez Environnement Co	126,099
548,142	TOTAL SA	24,567,974
111,954	Vivendi SA	2,322,288

	Total France	83,826,561

	Germany — 1.5%
47,218	ADVA Optical Networking SE*	487,967
66,701	Allianz SE (Registered)	9,893,557
7,097	Aurubis AG	320,228
217,256	BASF SE	14,086,437
54,652	Bayerische Motoren Werke AG	4,439,823
856	Bechtle AG (Registered Shares)	72,947
236,195	Daimler AG (Registered)	16,070,040
2,600	Deutsche EuroShop AG	109,592
142,975	Deutsche Lufthansa AG (Registered) *	2,129,176
300,536	Deutsche Telekom AG (Registered)	5,027,064
4,802	Duerr AG	283,954
21,886	Evonik Industries AG	657,494
22,800	Freenet AG	677,378
17,930	Hannover Rueck SE	1,840,147
13,071	HeidelbergCement AG	956,184
4,882	Jenoptik AG	64,366
45,651	K+S AG (Registered)	954,247
1,645	LEG Immobilien AG *	134,451
7,700	Leoni AG	223,615
25,687	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,042,252

Shares	Description	Value ($)
	Germany — continued
44,511	ProSiebenSat.1 Media SE	2,275,090
9,964	Rhoen-Klinikum AG	294,323
10,248	Software AG	361,281
7,923	Stada Arzneimittel AG	268,023

	Total Germany	66,669,636

	Hong Kong — 0.5%
96,600	Bank of East Asia Ltd (The)	305,774
806,400	BOC Hong Kong Holdings Ltd	2,095,188
250,400	Champion (REIT)	121,026
136,500	Dah Sing Banking Group Ltd	226,925
23,800	Dah Sing Financial Holdings Ltd	125,382
588,500	Esprit Holdings Ltd	526,060
96,000	Hang Lung Properties Ltd	167,952
67,400	Hang Seng Bank Ltd	1,136,866
138,700	Henderson Land Development Co Ltd	748,887
381,000	Hongkong Land Holdings Ltd	2,235,761
211,100	Hysan Development Co Ltd	838,396
318,300	Kerry Properties Ltd	746,569
317,400	Link (REIT)	1,790,778
77,800	Luk Fook Holdings International Ltd.	154,134
201,800	Man Wah Holdings Ltd	238,473
533,700	New World Development Co Ltd	447,961
212,000	Pacific Textiles Holdings Ltd	308,654
364,300	PCCW Ltd	230,418
45,300	Power Assets Holdings Ltd	428,743
460,000	Shun Tak Holdings Ltd	142,966
135,500	Sino Land Co Ltd	188,717
1,017,900	SJM Holdings Ltd	619,227
227,300	SmarTone Telecommunications Holdings Ltd.	374,096
246,800	Sun Hung Kai Properties Ltd	2,760,336
72,200	Swire Properties Ltd	185,985
119,500	Swire Pacific Ltd – Class A	1,167,150
115,000	Techtronic Industries Co Ltd	437,872
52,100	Television Broadcasts Ltd	204,264
166,600	Texwinca Holdings Ltd.	159,181
145,800	Value Partners Group Ltd.	122,696
267,100	Wharf Holdings Ltd (The)	1,334,678
214,500	Wheelock & Co Ltd	847,931
443,400	Xinyi Glass Holdings Ltd.	233,584
136,900	Yue Yuen Industrial Holdings	484,934

	Total Hong Kong	22,137,564

	Hungary — 0.0%
106,133	Magyar Telekom Telecommunications Plc *	158,751

	India — 0.0%
9,584	Bharat Petroleum Corp Ltd	109,090

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	India — continued
138,502	Canara Bank Ltd	321,257
46,848	Indiabulls Housing Finance Ltd	391,907
165,620	Power Finance Corp Ltd	373,801
236,739	Rural Electrification Corp Ltd	538,591
238,986	Syndicate Bank	178,277
91,981	Union Bank of India	143,955

	Total India	2,056,878

	Ireland — 0.0%
47,285	Smurfit Kappa Group Plc	1,090,631

	Israel — 0.3%
240,938	Bank Hapoalim BM	1,176,976
522,130	Bank Leumi Le-Israel BM *	1,741,858
503,802	Bezeq The Israeli Telecommunication Corp Ltd	1,129,458
50,600	Check Point Software Technologies Ltd *	4,203,342
2,211	Frutarom Industries Ltd	114,038
30,343	Harel Insurance Investments & Financial Services Ltd	102,788
622,193	Israel Discount Bank Ltd – Class A *	999,492
25,398	Mizrahi Tefahot Bank Ltd	280,395
61,852	Teva Pharmaceutical Industries Ltd	3,470,433

	Total Israel	13,218,780

	Italy — 0.3%
190,234	A2A SPA	217,612
17,658	ACEA SPA	236,683
35,021	Amplifon SPA	280,835
6,949	ASTM SPA	75,707
111,166	Banca Mediolanum SPA	786,058
8,609	De’Longhi SPA	202,523
313,717	Enel SPA	1,253,750
2,296	Engineering SPA	162,894
242,089	ENI SPA	3,385,667
7,294	ERG SPA	88,893
27,177	EXOR SPA	895,813
273,776	Hera SPA	771,148
44,478	Iren SPA	70,405
5,884	Italmobiliare SPA – RSP	160,460
11,157	MARR SPA	217,920
38,200	Recordati SPA	918,509
1,707	Reply SPA	207,546
4,700	Snam SPA	25,328
47,423	Societa Cattolica di Assicurazioni SCRL	308,664
21,356	Societa Iniziative Autostradali e Servizi SPA	193,946
73,069	Telecom Italia SPA *	71,001
447,461	Telecom Italia SPA-Di RISP	345,152

Shares	Description	Value ($)
	Italy — continued
36,800	Unipol Gruppo Finanziario SPA	135,962

	Total Italy	11,012,476

	Japan — 3.8%
3,800	Adastria Co Ltd	98,537
17,600	Aeon Co Ltd	230,801
36,700	Aisin Seiki Co Ltd	1,468,603
36,100	Alfresa Holdings Corp	653,084
10,000	Alpine Electronics Inc	112,959
19,700	AOKI Holdings Inc	221,670
12,500	Aoyama Trading Co Ltd	461,601
118,200	Asahi Glass Co Ltd	572,139
202,100	Asahi Kasei Corp	1,143,664
5,700	Asatsu-DK Inc	148,151
10,000	Autobacs Seven Co Ltd	169,502
10,600	Bank of Kyoto Ltd (The)	66,321
84,700	Bank of Yokohama Ltd (The)	384,045
51,700	Bridgestone Corp	1,810,100
8,500	Brother Industries Ltd	92,842
89,100	Calsonic Kansei Corp	653,998
166,600	Canon Inc	4,695,545
13,000	Central Glass Co Ltd	74,251
29,700	Central Japan Railway Co	5,313,823
6,900	Century Tokyo Leasing Corp	235,412
53,000	Chiba Bank Ltd (The)	248,550
4,800	Coca-Cola West Co Ltd	107,404
31,800	Cosmo Energy Holdings Co Ltd *	340,796
8,100	Credit Saison Co Ltd	137,147
9,200	Daicel Corp	117,391
34,300	Daihatsu Motor Co Ltd	476,281
6,600	Daiichikosho Co Ltd	276,042
3,900	Daiichi Sankyo Co Ltd	81,426
36,200	Daikyo Inc	57,394
4,100	Daishi Bank Ltd (The)	13,591
6,400	Daito Trust Construction Co Ltd	866,810
36,200	Daiwa House Industry Co Ltd	990,672
48,900	DCM Holdings Co Ltd	359,865
162,800	Denka Co Ltd	576,696
6,700	Descente Ltd	99,996
4,200	Exedy Corp	83,748
57,800	Fuji Heavy Industries Ltd	1,891,032
140,200	FujiFilm Holdings Corp	5,254,723
5,300	Fujitsu General Ltd	72,218
8,200	Fuji Oil Holdings Inc	138,945
28,900	Fukuoka Financial Group Inc	91,584
3,400	Fuyo General Lease Co Ltd	144,249
10,900	Gunma Bank Ltd (The)	47,895
22,500	Gunze Ltd	59,034
4,400	H2O Retailing Corp	75,812
7,300	Hachijuni Bank Ltd (The)	33,482

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
49,300	Hanwa Co Ltd	202,880
31,600	Haseko Corp	273,492
9,400	Hiroshima Bank Ltd (The)	35,030
3,300	Hitachi Capital Corp	70,802
23,700	Hitachi Chemical Co Ltd	385,689
46,100	Hokuhoku Financial Group Inc	68,616
59,500	Honda Motor Co Ltd	1,530,273
2,400	Horiba Ltd	78,648
19,400	Hyakugo Bank Ltd (The)	69,945
21,700	Idemitsu Kosan Co Ltd	328,477
27,300	Isuzu Motors Ltd	273,126
42,500	IT Holdings Corp	976,639
669,800	Itochu Corp	7,896,402
4,800	Iyo Bank Ltd (The)	33,205
3,600	Jafco Co Ltd	99,170
100,500	Japan Airlines Co Ltd	3,596,043
8,300	JFE Holdings Inc	99,331
17,500	Joyo Bank Ltd (The)	60,615
5,600	JSR Corp	78,502
4,200	Juroku Bank Ltd (The)	13,128
196,700	JX Holdings Inc	764,051
44,700	K’s Holdings Corp	1,454,830
91,400	Kaneka Corp	684,479
237,000	Kanematsu Corp	315,061
246,100	Kawasaki Kisen Kaisha Ltd	411,844
568,800	KDDI Corp	14,531,689
11,200	Keihin Corp	154,070
2,300	Keiyo Bank Ltd (The)	8,719
523,900	Kobe Steel Ltd	402,996
5,100	Kohnan Shoji Co Ltd	69,216
4,300	Koito Manufacturing Co Ltd	189,417
16,800	Konica Minolta Holdings Inc	140,857
57,600	Kuraray Co Ltd	629,828
246,800	Marubeni Corp	1,236,512
57,900	Medipal Holdings Corp	887,326
3,000	Mitsuba Corp	39,929
233,200	Mitsubishi Chemical Holdings Corp	1,176,668
119,100	Mitsubishi Corp	1,906,020
287,000	Mitsubishi Electric Corp	2,905,546
1,895,000	Mitsubishi UFJ Financial Group Inc	8,177,504
14,300	Mitsubishi UFJ Lease & Finance Co Ltd	61,680
238,900	Mitsui & Co Ltd	2,754,014
131,000	Mitsui Chemicals Inc	428,027
434,000	Mitsui Engineering & Shipbuilding Co Ltd	572,610
1,807,100	Mizuho Financial Group Inc	2,665,901
500	Musashino Bank Ltd (The)	12,804
20,700	NET One Systems Co Ltd	110,220
28,700	NHK Spring Co Ltd	261,967

Shares	Description	Value ($)
	Japan — continued
9,800	Nichiha Corp	132,417
2,300	Nifco Inc	103,904
12,000	Nippon Corp	179,050
21,800	Nippon Electric Glass Co Ltd	103,680
98,400	Nippon Light Metal Holdings Co Ltd	153,346
278,800	Nippon Telegraph & Telephone Corp	11,806,432
5,400	Nippon Television Holdings Inc	92,319
79,400	Nippon Yusen KK	146,328
11,300	Nipro Corp	105,873
28,000	Nishi-Nippon City Bank Ltd (The)	50,594
2,043,600	Nissan Motor Co Ltd	18,534,762
26,800	Nisshinbo Holdings Inc	251,597
2,400	Nissin Kogyo Co Ltd	30,036
21,100	NOK Corp	340,082
8,000	Nomura Real Estate Holdings Inc	143,193
197,500	Nomura Holdings Inc	834,588
71,700	NTT DOCOMO Inc	1,668,938
3,100	Ogaki Kyoritsu Bank Ltd (The)	9,675
22,200	Onward Holdings Co Ltd	134,847
2,300	Open House Co Ltd	41,533
91,000	Orient Corp *	160,339
81,600	ORIX Corp	1,068,218
316,500	Osaka Gas Co Ltd	1,206,206
107,000	Otsuka Holdings Co Ltd	3,781,851
16,500	PanaHome Corp	116,786
1,200	Pola Orbis Holdings Inc	88,217
300	Relo Holdings Inc	36,773
18,100	Rengo Co Ltd	88,422
203,100	Resona Holdings Inc	712,292
53,900	Ricoh Co Ltd	532,296
3,000	Saizeriya Co Ltd	61,688
800	Sangetsu Co Ltd	14,148
1,500	San – A Co Ltd	63,828
78,800	Sekisui Chemical Co Ltd	872,768
108,500	Sekisui House Ltd	1,765,828
2,800	Shimamura Co Ltd	309,761
12,200	Shizuoka Bank Ltd (The)	89,177
292,000	Showa Denko KK	289,931
20,400	Showa Shell Sekiyu KK	159,494
813,900	Sojitz Corp	1,566,035
258,000	Sumitomo Chemical Co Ltd	1,129,747
98,200	Sumitomo Corp	966,720
1,300	Sumitomo Electric Industries Ltd	15,589
30,600	Sumitomo Forestry Co Ltd	341,605
135,200	Sumitomo Heavy Industries Ltd	557,617
91,500	Sumitomo Metal Mining Co Ltd	983,348
375,900	Sumitomo Mitsui Financial Group Inc	10,547,817
153,600	Sumitomo Mitsui Trust Holdings Inc	447,549
65,000	Sumitomo Osaka Cement Co Ltd	237,464
50,900	Sumitomo Rubber Industries Ltd	727,465

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
1,600	Sundrug Co Ltd	105,740
20,900	Suzuken Co Ltd	679,185
24,800	T&D Holdings Inc	244,654
7,400	T-Gaia Corp	85,588
35,200	Takashimaya Co Ltd	281,656
9,100	Toei Co Ltd	71,126
28,700	Toho Holdings Co Ltd	595,095
12,300	Tokai Rika Co Ltd	242,254
7,900	Tokai Tokyo Financial Holdings Inc	38,411
1,800	Token Corp	134,091
176,200	Tokyo Electric Power Co Inc *	892,526
46,000	Tokyo Gas Co Ltd	212,324
4,600	Topre Corp	85,514
256,000	Tosoh Corp	973,110
8,200	Toyoda Gosei Co Ltd	156,732
5,000	Toyota Boshoku Corp	78,864
70,700	Toyota Tsusho Corp	1,426,769
5,700	TPR Co Ltd	137,317
21,600	TS Tech Co Ltd	479,883
1,000	Tsuruha Holdings Inc	84,570
81,900	Ube Industries Ltd	138,571
5,600	UKC Holdings Corp	100,094
1,200	Unipres Corp	21,731
37,200	UNY Co Ltd	240,921
5,100	USS Co Ltd	80,271
4,300	Valor Holdings Co Ltd	92,959
16,000	Wacoal Holdings Corp	184,038
16,500	West Japan Railway Co	965,292
21,600	Yamada Denki Co Ltd	106,086
15,400	Yamaguchi Financial Group Inc	144,978
23,600	Yokohama Rubber Co Ltd (The)	376,301
6,100	Yuasa Trading Co Ltd	133,958

	Total Japan	163,766,411

	Mexico — 0.2%
102,600	Alpek SA de CV	153,702
60,600	Arca Continental SAB de CV	369,717
229,600	Bolsa Mexicana de Valores SAB de CV	316,856
26,101	Controladora Comercial Mexicana SAB de CV	46,141
178,500	Genomma Lab Internacional SAB de CV – Class B *	115,981
86,000	Gentera SAB de CV	160,615
46,100	Gruma SAB de CV – Class B	737,549
58,100	Grupo Aeroportuario del Centro Norte SAB de CV *	275,919
119,900	Grupo Aeroportuario del Pacifico SAB de CV – Class B	949,346
43,735	Grupo Aeroportuario del Sureste SAB de CV – Class B	611,856

Shares	Description	Value ($)
	Mexico — continued
15,300	Grupo Financiero Interacciones SA de CV	79,580
25,500	Grupo Herdez SAB de CV	53,940
47,600	Industrias Bachoco SAB de CV – Series B	191,608
102,500	Macquarie Mexico Real Estate Management SA de CV (REIT) *	129,411
459,500	OHL Mexico SAB de CV *	536,041
831,000	Wal-Mart de Mexico SAB de CV	1,956,723

	Total Mexico	6,684,985

	Netherlands — 0.5%
6,400	Boskalis Westminster	232,830
4,633	Corbion NV	102,940
18,003	Heineken Holding NV	1,303,862
9,800	Heineken NV	786,481
341,532	ING Groep NV CVA	4,071,517
215,766	Koninklijke Ahold NV	4,724,709
231,930	PostNL NV *	900,458
28,337	Randstad Holdings NV	1,461,150
120,382	RELX NV	1,977,488
50,631	TomTom NV *	454,286
97,673	Unilever NV CVA	4,258,374
87,629	Wolters Kluwer NV	3,301,667

	Total Netherlands	23,575,762

	New Zealand — 0.0%
172,818	Air New Zealand Ltd	310,116
56,700	Chorus Ltd *	146,367
43,700	Fletcher Building Ltd	205,307
50,358	Nuplex Industries Ltd	166,888
106,697	Sky Network Television Ltd	302,316
157,711	Spark New Zealand Ltd	356,110

	Total New Zealand	1,487,104

	Norway — 0.2%
19,348	Bakkafrost P/F	691,277
38,970	BW LPG Ltd	252,948
71,300	DNB ASA	821,884
254,810	Orkla ASA	2,101,965
3,751	Salmar ASA	77,358
183,595	Statoil ASA	2,672,636
105,079	Storebrand ASA *	412,745
16,245	Subsea 7 SA *	102,776
129,492	Telenor ASA	1,933,174
32,163	Yara International ASA	1,246,376

	Total Norway	10,313,139

	Philippines — 0.0%
3,480	Globe Telecom Inc	129,369

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Poland — 0.0%
75,902	Enea SA	209,635
26,545	KGHM Polska Miedz SA	450,221
633,937	Tauron Polska Energia SA	401,152

	Total Poland	1,061,008

	Portugal — 0.0%
77,325	CTT-Correios de Portugal SA	592,717

	Russia — 0.3%
2,895,788	Gazprom PAO Sponsored ADR	10,603,744
513,860	Tatneft PAO	2,184,967

	Total Russia	12,788,711

	Singapore — 0.1%
60,500	Ascendas Real Estate Investment Trust	104,092
417,300	CapitaLand Commercial Trust (REIT)	424,250
233,800	CapitaLand Mall Trust (REIT)	363,852
86,400	CapitaLand Retail China Trust (REIT)	87,545
92,800	CapitaLand Ltd	196,536
52,900	DBS Group Holdings Ltd	509,508
84,400	Frasers Centrepoint Trust (REIT)	119,144
4,050,800	Golden Agri-Resources Ltd	1,065,914
314,000	Mapletree Greater China Commercial Trust (REIT)	203,113
230,700	Mapletree Industrial Trust (REIT)	253,413
250,500	Mapletree Logistics Trust (REIT)	173,607
30,500	SATS Ltd	85,206
143,300	Starhill Global (REIT)	75,915
39,800	Suntec Real Estate Investment Trust (REIT)	47,237
46,900	UOL Group Ltd	188,739
1,065,600	Yangzijiang Shipbuilding Holdings Ltd	685,340

	Total Singapore	4,583,411

	South Africa — 0.4%
35,985	AECI Ltd	196,987
49,793	African Rainbow Minerals Ltd	271,752
183,975	AVI Ltd	888,736
195,803	Barloworld Ltd	802,773
129,145	Clicks Group Ltd	754,031
65,335	Hyprop Investments Ltd (REIT)	427,194
332,398	KAP Industrial Holdings Ltd	126,539
203,537	Liberty Holdings Ltd	1,576,440
606,246	MMI Holdings Ltd	889,989
75,811	Mondi Ltd	1,352,924
163,483	Nedbank Group Ltd	1,870,664
26,498	Reunert Ltd	104,882
135,035	RMB Holdings Ltd	484,480

Shares	Description	Value ($)
	South Africa — continued
486,045	SA Corporate Real Estate Fund Nominees Pty Ltd (REIT)	139,896
17,695	Santam Ltd	221,589
836,853	Sibanye Gold Ltd	3,029,458
40,389	Super Group Ltd*	106,098
202,622	Telkom SA SOC Ltd	687,406
18,990	Truworths International Ltd	102,530
186,914	Vodacom Group Ltd	1,766,965

	Total South Africa	15,801,333

	South Korea — 0.6%
56,462	BNK Financial Group Inc	393,106
399	Crown Confectionery Co Ltd	150,724
10,664	Daekyo Co Ltd	84,116
966	Daelim Industrial Co Ltd	62,761
6,830	Daewoo International Corp	105,309
19,037	Daishin Securities Co Ltd	183,534
38,826	Daou Technology Inc	680,914
30,043	DGB Financial Group Inc	201,794
11,294	Dongbu Insurance Co Ltd	616,032
1,848	E-MART Inc	262,831
5,037	GS Holdings Corp	215,321
4,935	Hanwha Corp	135,215
169,731	Hanwha Life Insurance Co Ltd	840,128
1,008	Hyosung Corp	101,584
1,792	Hyundai Department Store Co Ltd	196,046
21,720	Hyundai Marine & Fire Insurance Co Ltd	540,471
45,847	Hyundai Motor Co	5,467,755
34,263	Hyundai Securities Co Ltd	178,539
110,743	Industrial Bank of Korea	1,043,702
52,504	JB Financial Group Co Ltd	226,728
15,829	KB Financial Group Inc	378,988
168,342	Kia Motors Corp	6,270,327
3,847	Kolon Industries Inc	209,189
1,942	Korea Electric Terminal Co Ltd	136,738
2,727	Korea Investment Holdings Co Ltd	91,502
1,476	Korea Petrochemical Ind Co Ltd	286,676
30,603	Korean Reinsurance Co	322,238
1,096	KT&G Corp	94,482
13,572	LG International Corp	364,486
2,731	LOTTE Himart Co Ltd	117,615
148	Lotte Samkang Co Ltd	107,627
1,036	Lotte Shopping Co Ltd	209,646
22,438	Meritz Fire & Marine Insurance Co Ltd	285,295
2,247	Samsung Electronics Co Ltd	2,142,103
24,411	Samsung Card Co Ltd	705,933
12,712	Seah Besteel Corp	279,548
3,579	Shinsegae Co Ltd	614,660

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Korea — continued
1,376	SK Innovation Co Ltd	160,790
14,926	SKC Co Ltd	374,919
4,799	Ssangyong Cement Industrial Co Ltd *	74,994
23,862	Tongyang Life Insurance Co Ltd	199,997
106,719	Woori Bank	750,152

	Total South Korea	25,864,515

	Spain — 0.3%
13,580	Ebro Foods SA	277,135
18,426	Enagas SA	517,217
161,505	Endesa SA	2,910,982
16,759	Gas Natural SDG SA	291,846
308,281	Iberdrola SA	1,986,010
309,601	International Consolidated Airlines Group SA	2,354,227
113,294	Mapfre SA	220,579
9,100	Red Electrica Corp SA	719,654
261,590	Repsol SA	2,691,730
285,001	Telefonica SA	2,841,792

	Total Spain	14,811,172

	Sweden — 0.2%
10,352	Axfood AB	173,350
11,360	Bilia AB – Class A	219,527
2,900	Fabege AB	44,854
19,620	Fastighets AB Balder – B Shares *	452,622
2,200	Hufvudstaden AB – A Shares	32,042
12,663	Industrivarden AB – C Shares	194,863
7,069	Intrum Justitia AB	215,928
17,900	Investor AB – B Shares	592,974
300	L E Lundbergforetagen AB – B Shares	15,112
17,187	Ratos AB – B Shares	92,391
201,900	Sandvik AB	1,835,205
38,800	Securitas AB – B Shares	579,997
44,262	Skanska AB – B Shares	940,842
3,822	Svenska Cellulosa AB – Class B	113,947
337,650	Ericsson LM – B Shares	3,101,072
64,800	Volvo AB – B Shares	649,097
15,061	Wihlborgs Fastigheter AB	296,704

	Total Sweden	9,550,527

	Switzerland — 0.5%
11,471	Adecco SA (Registered) *	664,372
11,523	Ascom Holding AG (Registered)	192,584
695	Autoneum Holding AG *	149,299
3,800	Baloise Holding AG (Registered)	477,998
120	Banque Cantonale Vaudoise (Registered)	77,104
1,510	Cembra Money Bank AG*	97,904
207	dorma+kaba Holding AG (Registered)	123,836

Shares	Description	Value ($)
	Switzerland — continued
479	EMS-Chemie Holding AG (Registered)	222,115
267	Fischer (George) AG (Registered)	181,521
245	Flughafen Zuerich AG (Registered)	194,362
88	Forbo Holdings AG (Registered) *	91,291
518	Helvetia Holding AG (Registered)	273,675
3,704	Kuehne & Nagel International AG (Registered)	480,422
9,633	Logitech International SA (Registered)	148,704
1,814	Roche Holding AG	465,137
40	Sika AG	151,897
4,286	Swatch Group AG (The)	1,484,167
5,209	Swiss Life Holding AG (Registered) *	1,268,472
138,484	Swiss Re AG	12,274,655
16,802	UBS Group AG (Registered)	256,684
5,248	Vontobel Holding AG (Registered)	228,365
14,826	Zurich Insurance Group AG *	3,140,308

	Total Switzerland	22,644,872

	Taiwan — 0.6%
110,000	China Motor Corp	70,490
383,000	Compeq Manufacturing Co Ltd	224,321
152,000	Foxconn Technology Co Ltd	297,635
4,103,000	Fubon Financial Holding Co Ltd	4,830,802
16,000	Grape King Bio Ltd	89,664
2,253,000	Hon Hai Precision Industry Co Ltd	5,249,768
1,508,000	Inventec Corp	1,070,668
471,000	Mercuries Life Insurance Co Ltd	238,400
2,111,000	Pegatron Corp	4,969,964
30,000	Powertech Technology Inc	64,833
2,620,000	Shin Kong Financial Holding Co Ltd	492,430
556,000	Taishin Financial Holding Co Ltd	183,033
1,455,000	Taiwan Semiconductor Manufacturing Co Ltd	6,509,578
74,000	Transcend Information Inc	224,856

	Total Taiwan	24,516,442

	Thailand — 0.1%
226,500	Bangkok Bank Pcl (Foreign Registered) (a)	1,025,516
3,105,200	Bangkok Expressway & Metro PCL *	457,544
18,600	Siam Cement Pcl (The) (Foreign Registered)	230,436
183,700	Thai Oil Pcl (Foreign Registered)	326,775
155,500	Thanachart Capital Pcl (Foreign Registered)	165,665

	Total Thailand	2,205,936

	Turkey — 0.2%
1,521,816	Eregli Demir ve Celik Fabrikalari TAS	1,765,143
41,889	Turk Hava Yollari AO *	103,031

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Turkey — continued
203,039	Turk Telekomunikasyon AS	394,049
81,462	Turkiye Halk Bankasi AS	273,556
1,052,876	Turkiye IS Bankasi – Class C	1,599,059
492,024	Turkiye Sinai Kalkinma Bankasi AS	266,614
458,859	Turkiye Sise ve Cam Fabrikalari AS	522,099
1,814,072	Turkiye Vakiflar Bankasi TAO – Class D	2,517,052

	Total Turkey	7,440,603

	United Kingdom — 2.7%
322,013	AstraZeneca Plc	18,308,588
379,745	Balfour Beatty Plc *	1,322,161
19,572	Beazley Plc	97,477
40,688	Bellway Plc	1,447,668
64,497	Berkeley Group Holdings Plc	2,904,494
53,898	Bovis Homes Group Plc	714,692
2,909,629	BP Plc	14,120,996
191,956	British American Tobacco Plc	10,443,217
76,800	Cairn Energy Plc *	173,858
190,132	Carillion Plc	724,768
593,709	Centrica Plc	1,707,277
98,765	Crest Nicholson Holdings Plc	766,782
4,169	CYBG Plc *	10,802
283,039	Debenhams Plc	313,401
269,142	Direct Line Insurance Group Plc	1,449,473
22,407	Electrocomponents Plc	73,619
295,645	EnQuest Plc *	57,305
606,623	Firstgroup Plc *	776,046
29,980	Galliford Try Plc	610,243
355,528	GlaxoSmithKline Plc	6,890,151
17,100	Halfords Group Plc	94,443
256,973	Henderson Group Plc	834,303
344,469	Home Retail Group Plc	842,882
52,032	Hunting Plc	253,510
104,823	IG Group Holdings Plc	1,105,028
68,156	Imperial Brands Plc	3,517,929
161,684	Inchcape Plc	1,652,516
267,966	Indivior Plc	625,413
106,684	Intermediate Capital Group Plc	853,779
139,303	J Sainsbury Plc	490,309
149,551	Jupiter Fund Management Plc	827,506
948,013	Kingfisher Plc	4,379,157
1,064,256	Legal & General Group Plc	3,347,426
87,089	Lookers Plc	186,625
249,052	Man Group Plc	531,084
8,900	Micro Focus International Plc	181,887
13,100	Mitie Group Plc	50,709
71,446	Mondi Plc	1,274,690
107,261	National Express Group Plc	488,709
158,737	Persimmon Plc *	4,797,254

Shares	Description	Value ($)
	United Kingdom — continued
110,738	Playtech Plc	1,298,697
45,340	Reckitt Benckiser Group Plc	4,130,008
15,065	Redrow Plc	90,644
177,388	Royal Dutch Shell Plc A Shares (London)	4,040,941
396,863	Royal Mail Plc	2,499,782
368,001	Sage Group Plc (The)	3,036,622
6,662	Savills Plc	60,693
18,262	Tullett Prebon Plc	88,028
6,525	Victrex Plc	139,882
51,424	WH Smith Plc	1,287,829
280,139	WM Morrison Supermarkets Plc	771,390
352,922	WPP Plc	7,433,387

	Total United Kingdom	114,126,080

	United States — 16.9%
51,000	3M Co.	8,000,370
32,300	Abbott Laboratories	1,251,302
22,500	Accenture Plc – Class A	2,255,850
10,900	ACCO Brands Corp. *	79,679
39,800	Aetna, Inc.	4,323,474
19,800	Aflac, Inc.	1,178,496
13,700	AGCO Corp.	678,013
3,700	Alaska Air Group, Inc.	273,430
8,100	Allstate Corp. (The)	514,026
2,200	Alphabet, Inc. – Class A *	1,577,884
84,600	Alphabet, Inc. – Class C *	59,031,342
235,100	Amazon.com, Inc. *	129,897,452
1,300	Ameren Corp.	61,035
5,600	American Equity Investment Life Holding Co.	76,160
5,200	American Financial Group, Inc.	348,816
28,600	American International Group, Inc.	1,435,720
14,000	Amgen, Inc.	1,991,920
22,700	Anthem, Inc.	2,966,663
7,000	Apollo Education Group, Inc. *	57,330
104,700	Apple, Inc.	10,123,443
3,900	Arch Capital Group Ltd. *	264,966
8,100	ARMOUR Residential REIT, Inc.	155,925
19,500	Arrow Electronics, Inc. *	1,114,620
5,800	Aspen Insurance Holdings Ltd.	259,202
3,300	Assurant, Inc.	234,630
16,700	Assured Guaranty Ltd.	414,327
5,800	Atlas Air Worldwide Holdings, Inc. *	210,018
5,400	AutoNation, Inc. *	277,938
13,800	Avery Dennison Corp.	898,656
24,200	Avnet, Inc.	995,830
2,700	Axis Capital Holdings Ltd.	145,017
49,900	Bed Bath & Beyond, Inc. *	2,392,705
27,600	BGC Partners, Inc. – Class A	238,464

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
4,500	Booz Allen Hamilton Holding Corp.	124,200
27,100	Brocade Communications Systems, Inc.	269,103
19,200	California Resources Corp.	10,792
50,400	Capital One Financial Corp.	3,312,792
10,100	Cash America International, Inc.	340,269
700	Cato Corp. (The) – Class A	25,340
1,800	Central Garden & Pet Co. – Class A *	24,354
3,395,900	Charles Schwab Corp. (The)	85,067,295
412,843	Charter Communications, Inc. – Class A *	74,130,089
3,700	Cheesecake Factory, Inc. (The)	184,630
1,800	Chemed Corp.	231,300
1,200	Chemical Financial Corp.	40,596
29,500	Chemours Co. (The)	151,335
97,200	Chevron Corp.	8,110,368
90,900	Chipotle Mexican Grill, Inc. *	46,282,644
8,900	Chubb Ltd	1,028,217
9,200	Cintas Corp.	772,708
314,800	Cisco Systems, Inc.	8,241,464
131,000	Citigroup, Inc.	5,089,350
8,000	CNO Financial Group, Inc.	139,440
1,100	Columbia Sportswear Co.	65,472
59,000	Comcast Corp. – Class A	3,406,070
68,300	ConocoPhillips	2,310,589
10,800	Convergys Corp.	278,424
2,000	Cooper Tire & Rubber Co.	78,600
17,400	Costco Wholesale Corp.	2,610,522
56,300	CVS Health Corp.	5,470,671
44,000	Danaher Corp.	3,927,880
4,800	Deluxe Corp.	275,568
1,800	Dillard’s, Inc. – Class A	150,642
31,300	Dr Pepper Snapple Group, Inc.	2,864,889
2,000	Drew Industries, Inc.	120,380
239,400	EMC Corp.	6,255,522
3,300	Encore Capital Group, Inc. *	76,725
6,200	Endurance Specialty Holdings Ltd.	386,074
900	ePlus, Inc. *	67,581
4,700	Essent Group Ltd. *	90,475
4,400	Everest Re Group Ltd.	818,972
6,700	Express, Inc. *	115,441
23,200	Exxon Mobil Corp.	1,859,480
10,400	F5 Networks, Inc. *	1,000,168
2,400	Fabrinet *	68,520
200	FBL Financial Group, Inc. – Class A	11,502
12,200	First American Financial Corp.	451,766
5,100	Fiserv, Inc. *	487,713
21,000	Foot Locker, Inc.	1,312,500
100	Fossil Group, Inc. *	4,691
11,600	Franklin Resources, Inc.	415,860

Shares	Description	Value ($)
	United States — continued
1,100	G-III Apparel Group Ltd. *	58,025
12,000	Gannett Co., Inc.	183,120
26,700	Genworth Financial, Inc. – Class A *	56,604
3,800	Goldman Sachs Group, Inc. (The)	568,214
2,500	Group 1 Automotive, Inc.	139,400
12,100	Guess?, Inc.	258,335
3,700	Hanover Insurance Group, Inc. (The)	306,915
35,600	Hartford Financial Services Group, Inc. (The)	1,499,472
600	Hasbro, Inc.	45,522
8,200	Helen of Troy Ltd. *	781,952
200	Herbalife Ltd. *	10,950
1,000	Hibbett Sports, Inc. *	35,500
600	Hill-Rom Holdings, Inc.	27,810
62,600	Home Depot, Inc. (The)	7,769,912
13,800	Honeywell International, Inc.	1,398,630
1,000	Horace Mann Educators Corp.	30,810
1,400	Humana, Inc.	247,758
24,700	Huntington Bancshares, Inc.	216,125
800	ICF International, Inc. *	27,024
1,200	IDACORP, Inc.	85,152
1,600	Illinois Tool Works, Inc.	150,800
5,400	Ingram Micro Inc – Class A	193,320
4,600	Ingredion, Inc.	465,612
1,200	Insight Enterprises, Inc. *	31,320
36,400	International Business Machines Corp.	4,769,492
1,400	Interval Leisure Group, Inc.	18,130
6,000	Invesco Ltd.	160,440
28,100	Jabil Circuit, Inc.	585,885
18,600	Janus Capital Group, Inc.	240,498
56,400	JetBlue Airways Corp. *	1,240,800
92,570	Johnson & Johnson	9,739,290
4,500	Jones Lang LaSalle, Inc.	459,315
148,600	JPMorgan Chase & Co.	8,366,180
8,200	KAR Auction Services, Inc.	290,362
900	Kemper Corp.	24,192
3,800	Knight Transportation, Inc.	92,074
10,000	Korn/Ferry International	284,200
13,900	Lear Corp.	1,408,765
700	LHC Group, Inc. *	24,941
92,400	Liberty Global Plc – Class A *	3,404,016
254,400	Liberty Global Plc – Series C *	9,148,224
24,800	Lincoln National Corp.	905,944
15,400	Lowe’s Cos., Inc.	1,039,962
15,600	LyondellBasell Industries NV – Class A	1,251,276
3,100	Macy’s, Inc.	133,951
2,500	Maiden Holdings Ltd.	29,925
2,300	Marriott Vacations Worldwide Corp.	139,265
700	Matson, Inc.	28,063

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
19,700	MBIA, Inc. *	135,142
21,000	Medtronic Plc	1,625,190
1,400	Mercury General Corp.	73,612
1,700	Meredith Corp.	73,933
46,000	Microsoft Corp	2,340,480
838	Murphy USA, Inc. *	53,372
15,800	Nasdaq, Inc.	999,982
8,700	Navient Corp.	94,221
300	Navigators Group, Inc. (The) *	24,294
5,900	Net 1 UEPS Technologies, Inc. *	53,867
44,000	Nike, Inc. Class B	2,709,960
9,400	Northwest Bancshares, Inc.	118,346
400	OneBeacon Insurance Group Ltd. – Class A	5,164
200,000	Oracle Corp.	7,356,000
1,000	PBF Energy, Inc. – Class A	30,200
67,940	PDL BioPharma, Inc.	204,500
4,600	Penn National Gaming, Inc. *	63,664
7,800	PepsiCo, Inc.	762,996
56,700	Pfizer, Inc.	1,682,289
637,200	Philip Morris International, Inc.	58,004,316
17,300	PNC Financial Services Group, Inc. (The)	1,406,663
8,100	PRA Group, Inc. *	197,640
8,100	Principal Financial Group, Inc.	306,261
41,700	Progressive Corp. (The)	1,331,064
1,000	Provident Financial Services, Inc.	18,590
313,519	Puma Biotechnology, Inc. *	14,039,381
151,300	QUALCOMM, Inc.	7,684,527
2,800	RenaissanceRe Holdings Ltd.	316,960
3,800	Rent-A-Center, Inc.	48,526
3,500	Ross Stores, Inc.	192,430
8,200	Sanmina Corp. *	168,920
2,600	Santander Consumer USA Holdings, Inc. *	26,650
1,200	Scholastic Corp.	42,036
2,900	SEI Investments Co.	110,693
1,900	Select Comfort Corp. *	34,010
1,200	Selective Insurance Group, Inc.	40,296
800	Six Flags Entertainment Corp.	40,688
9,900	SkyWest, Inc.	178,695
11,600	Smith & Wesson Holding Corp. *	294,176
8,800	Snap-on, Inc.	1,273,096
2,400	SPX FLOW, Inc. *	44,952
2,000	Staples, Inc.	18,900
11,000	Starz – Class A *	277,090
300	State Auto Financial Corp.	6,456
20,400	T. Rowe Price Group, Inc.	1,409,844
52,500	Talen Energy Corp. *	333,900
7,400	Target Corp.	580,530

Shares	Description	Value ($)
	United States — continued
4,100	Tech Data Corp. *	288,681
11,900	Tesoro Corp.	960,092
6,700	Texas Roadhouse, Inc.	279,457
1,500	Third Point Reinsurance Ltd. *	16,575
800	Thor Industries, Inc.	44,304
29,500	Travelers Cos., Inc. (The)	3,171,840
3,900	TrueBlue, Inc. *	89,505
1,100	Trustmark Corp.	24,068
4,100	Tupperware Brands Corp.	204,836
61,100	Ubiquiti Networks, Inc. *	1,996,137
1,100	United States Cellular Corp. *	45,540
67,000	UnitedHealth Group, Inc.	7,979,700
2,200	Universal Corp.	119,856
6,000	Unum Group	171,180
69,100	Valero Energy Corp.	4,151,528
4,600	Validus Holdings Ltd.	206,586
173,100	Verizon Communications, Inc.	8,781,363
3,700	W.R. Berkley Corp.	190,550
261,711	WABCO Holdings, Inc. *	24,679,347
39,100	Wal-Mart Stores, Inc.	2,593,894
4,800	Walker & Dunlop, Inc. *	110,976
1,400	Watsco, Inc.	178,570
300	WD-40 Co.	32,400
30,200	Wells Fargo & Co.	1,416,984
18,700	Werner Enterprises, Inc.	496,485
9,900	XL Group Plc	340,362

	Total United States	726,062,476

	TOTAL COMMON STOCKS (COST $1,740,443,823)	1,612,262,626

	INVESTMENT FUNDS — 1.7%

	United States — 1.7%
916,972	iShares iBoxx $ High Yield Corporate Bond ETF	73,431,118

	TOTAL INVESTMENT FUNDS (COST $71,024,108)	73,431,118

	PREFERRED STOCKS — 0.6%

	Brazil — 0.2%
44,000	Banco Bradesco SA	233,831
170,100	Centrais Eletricas Brasileiras SA – Class B	413,860
1,169,100	Companhia Energetica de Minas Gerais	1,709,010
210,400	Companhia Energetica de Sao Paulo – Class B	712,590
513,800	Itau Unibanco Holding SA	3,249,996
2,513,100	Itausa – Investimentos Itau SA	4,268,243

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Brazil — continued
412,200	Vale SA	878,692

	Total Brazil	11,466,222

	Chile — 0.0%
7,082	Sociedad Quimica y Minera de Chile SA – Class B	125,377

	Germany — 0.1%
2,408	Jungheinrich AG	182,531
80,301	Porsche Automobil Holding SE	3,631,735
4,364	Volkswagen AG	507,476

	Total Germany	4,321,742

	Russia — 0.2%
783	AK Transneft OAO	1,841,891
9,572,600	Surgutneftegas OAO	5,604,370

	Total Russia	7,446,261

	South Korea — 0.1%
19,219	Hyundai Motor Co 2nd Preference	1,601,658
687	LG Chem Ltd	111,850
1,981	Samsung Electronics Co Ltd	1,582,106

	Total South Korea	3,295,614

	TOTAL PREFERRED STOCKS (COST $28,183,966)	26,655,216

	DEBT OBLIGATIONS — 12.9%

	U.S. Government — 12.9%
73,684,725	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (b)	75,614,159
52,157,149	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (b)	51,535,749
132,553,443	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (b)	131,493,678
34,470,692	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)	40,538,981
3,617,234	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (b)	4,183,842
42,597,495	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (b)	51,286,149
73,521,215	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b)	83,557,596
66,949,168	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (b)	82,293,448
23,456,324	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (b)	32,943,609

	Total U.S. Government	553,447,211

	TOTAL DEBT OBLIGATIONS (COST $543,745,296)	553,447,211

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 36.7%

	Affiliated Issuers — 36.7%
10,051,870	GMO Debt Opportunities Fund, Class VI	246,974,456
28,027,757	GMO Emerging Country Debt Fund, Class IV	242,720,374
54,516,311	GMO Emerging Markets Fund, Class VI	411,052,988
6,018,063	GMO SGM Major Markets Fund, Class VI	200,160,790
14,592,319	GMO Special Opportunities Fund, Class VI	272,146,747
8,199,604	GMO U.S. Treasury Fund	204,990,090

	TOTAL MUTUAL FUNDS (COST $1,714,498,628)	1,578,045,445

	SHORT-TERM INVESTMENTS — 10.2%

	Money Market Funds — 0.1%
4,875,519	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (c)	4,875,519

	Repurchase Agreements — 3.6%
52,429,663	Mizuho Bank Ltd Repurchase Agreement, dated 2/23/16, maturing on 3/1/16 with a maturity value of $52,432,833 and an effective yield of 0.31%, collateralized by a U.S. Treasury Note with maturity date 5/15/24 and a market value of $53,676,045	52,429,663
51,060,117	Mizuho Bank Ltd Repurchase Agreement, dated 2/24/16, maturing on 3/2/16 with a maturity value of $51,063,294 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 5/31/21 and a market value of $52,003,316	51,060,117
50,111,250	Mizuho Bank Ltd Repurchase Agreement, dated 2/25/16, maturing on 3/4/16 with a maturity value of $50,114,813 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 7/31/19 and a market value of $51,094,314	50,111,250

	TOTAL REPURCHASE AGREEMENTS (COST $153,601,030)	153,601,030

	U.S. Government — 6.5%
35,000,000	U.S. Treasury Bill, 0.24%, due 03/31/16 (d)	34,992,825
25,000,000	U.S. Treasury Bill, 0.28%, due 04/14/16 (d)	24,991,500
5,000,000	U.S. Treasury Bill, 0.27%, due 05/05/16 (d)	4,997,535
20,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (d)	19,982,560
50,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (d)(e)	49,943,000

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Par Value ($)	Description	Value ($)
	U.S. Government — continued
30,000,000	U.S. Treasury Bill, 0.42%, due 07/28/16 (d)	29,948,760
15,000,000	U.S. Treasury Bill, 0.45%, due 08/11/16 (d)	14,969,565
10,000,000	U.S. Treasury Bill, 0.47%, due 08/18/16 (d)	9,978,220
25,000,000	U.S. Treasury Note, 1.50%, due 06/30/16	25,084,450
25,000,000	U.S. Treasury Note, 0.63%, due 07/15/16	25,012,200
30,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	29,995,020

Par Value ($)	Description	Value ($)
	U.S. Government — continued
10,000,000	U.S. Treasury Note, 0.63%, due 12/31/16	9,995,310

	Total U.S. Government	279,890,945

	TOTAL SHORT-TERM INVESTMENTS (COST $438,336,818)	438,367,494

	TOTAL INVESTMENTS — 99.5% (Cost $4,536,232,639)	4,282,209,110
	Other Assets and Liabilities (net) — 0.5%	22,909,269

	TOTAL NET ASSETS — 100.0%	$4,305,118,379

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
09/11/2017	GS	CNH	1,456,177,399	USD	219,124,973	$6,933,172
09/11/2017	GS	USD	74,330,581	CNH	512,281,922	318,308

						$7,251,480

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,074	Mini MSCI Emerging Markets	March 2016	$76,955,770	$197,030

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,954,192	USD	3/22/2016	MSCI	1 day Federal Funds rate minus 4.00%	Total return of Ubiquiti Networks Inc.	$(19,340)

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Security valued at the local price and adjusted by applying a premium or discount since holding exceeds foreign ownership limits.

(b)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(c)	The rate disclosed is the 7 day net yield as of February 29, 2016.
(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

See accompanying notes to the financial statements.	37

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Asset Allocation Fund returned -10.98% (net) for the fiscal year ended February 29, 2016, as compared with -7.50% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Barclays U.S. Aggregate Index).

The Fund’s underweight in equities and allocations to cash and GMO Alpha Only Fund added to relative performance. The Fund’s exposures to European value and emerging market equities, cross-sectional interest rates and FX positions (primarily Euro rate exposures), and select fundamentally researched international developed equity holdings contributed to the negative relative performance. Exposure to U.S. quality stocks contributed positively to relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

38

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Asset Allocation Fund Class III Shares and the GMO Global Asset Allocation Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .14% on the purchase and .14% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

*	The GMO Global Asset Allocation Index is comprised of 48.75% S&P 500 Index, 16.25% MSCI ACWI ex USA and 35% Barclays U.S. Aggregate Index through 3/31/2007, and 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index thereafter.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

39

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	50.7%
Short-Term Investments	25.5
Debt Obligations	20.4
Options Purchased	1.3
Preferred Stocks	1.3
Mutual Funds	1.1
Swap Contracts	0.9
Futures Contracts	0.8
Investment Funds	0.1
Loan Participations	0.1
Forward Currency Contracts	0.1
Rights/Warrants	0.1
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Written/Credit Linked Options	(1.4)
Other	(1.0)

100.0%

Country/Region Summary**	Debt Obligations as a % of Total Net Assets
United States	14.6%
Other Emerging***	3.9
Mexico	2.1
Australia	1.1
Sweden	1.1
Denmark	1.0
Other Developed****	(0.5)
Euro Region*****	(1.7)
United Kingdom	(3.9)

17.7%

Country/Region Summary**	Equity Investments as a % of Total Net Assets
United States	16.5%
Other Developed****	6.1
Japan	5.8
United Kingdom	4.4
Taiwan	2.8
Germany	2.6
France	2.6
Other Emerging***	2.5
Korea	2.0
Russia	1.8
India	1.5
Brazil	1.3
China	1.2
Canada	1.1
Switzerland	1.0

53.2%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”), except for GMO Alpha Only Fund. Derivative financial instruments, if any, are based on market values or unrealized appreciation/ depreciation rather than notional amounts.
**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

40

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,530,766	GMO Alpha Only Fund, Class IV	99,903,387
30,027,965	GMO Asset Allocation Bond Fund, Class VI	666,921,092
6,322,146	GMO Debt Opportunities Fund	155,335,123
17,329,583	GMO Emerging Country Debt Fund, Class IV	150,074,191
57,530,629	GMO Emerging Markets Fund, Class VI	433,780,941
41,402,265	GMO International Equity Fund, Class IV	760,145,595
9,553,709	GMO Risk Premium Fund, Class VI	85,983,383
3,003,125	GMO SGM Major Markets Fund, Class VI	99,883,924
39,639,277	GMO U.S. Equity Allocation Fund, Class VI	544,247,275
12,801,426	GMO U.S. Treasury Fund	320,035,653

	TOTAL MUTUAL FUNDS (COST $3,881,907,519)	3,316,310,564

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%
45,075	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 0.72%, due 02/25/36 ¿	24,122
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.42%, due 11/23/52	500
200,463	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 1.43%, due 02/28/40	157,091
192,616	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 1.74%, due 05/28/39	104,969
20,274	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 0.77%, due 01/25/35 ¿	18,142
74,717	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 0.88%, due 10/25/30	64,755
16,943	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .60%, 1.04%, due 04/25/34 ¿	13,861
61,603	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 0.93%, due 10/25/34 ¿	56,291
1,133	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 0.88%, due 06/25/34 ¿	1,071

Shares / Par Value ($)	Description	Value ($)
	Asset-Backed Securities — continued
75,457	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.69%, due 02/25/30	70,351
31,604	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 0.68%, due 02/26/34	27,756
31,470	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .80%, 1.24%, due 08/25/34 ¿	29,249

	Total Asset-Backed Securities	568,158

	TOTAL DEBT OBLIGATIONS (COST $621,165)	568,158

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
444,725	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (a)	444,725

	TOTAL SHORT-TERM INVESTMENTS (COST $444,725)	444,725

	TOTAL INVESTMENTS — 100.0% (Cost $3,882,973,409)	3,317,323,447
	Other Assets and Liabilities (net) — 0.0%	468,306

	TOTAL NET ASSETS — 100.0%	$3,317,791,753

Notes to Schedule of Investments:

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2016.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

See accompanying notes to the financial statements.	41

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Developed Equity Allocation Fund returned -14.81% (net) for the fiscal year ended February 29, 2016, as compared with -11.00% for the MSCI World Index.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the MSCI World Index. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning U.S. quality stocks and other U.S. stocks. The Fund’s emerging markets exposure also had a negative impact.

Among countries, having an underweight in the U.S. and exposure in emerging markets detracted from relative performance, which outweighed the positive impact from being underweight Australia. Both sector allocation and stock selection had negative impacts. By sector, an overweight position in Energy detracted from relative performance, which outweighed the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals and U.K. energy company Royal Dutch Shell, as well as an underweight position in U.S. social networking company Facebook. Top stock contributors included overweight positions in U.S. internet retail company Amazon, Japanese telecom Nippon Telegraph and Telephone, and U.S. telecom Verizon Communications.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

42

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Developed Equity Allocation Fund Class III Shares and the MSCI World Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .08% on the purchase and .08% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

43

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.9%
Short-Term Investments	3.5
Preferred Stocks	1.2
Investment Funds	0.1
Futures Contracts	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Written Options	(0.0	)^
Other	0.3

	100.0%

Country/Region Summary**	% of Investments
United States	44.5%
Japan	11.8
United Kingdom	7.7
Germany	5.3
France	5.3
Other Developed***	3.8
Other Emerging****	3.1
Canada	2.5
Taiwan	2.1
Switzerland	1.9
Australia	1.7
Korea	1.5
Russia	1.5
Hong Kong	1.4
Netherlands	1.3
Italy	1.3
India	1.2
Spain	1.1
Brazil	1.0

	100.0%

*	The table above shows indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries which on their own represent less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries which on their own represent less than 1.0% of Investments.

^	Rounds to 0.0%.

44

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
19,433,098	GMO Emerging Markets Fund, Class VI	146,525,557
35,341,909	GMO International Equity Fund, Class IV	648,877,447
46,390,798	GMO U.S. Equity Allocation Fund, Class VI	636,945,658

	TOTAL MUTUAL FUNDS (COST $1,760,149,565)	1,432,348,662

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
484,069	State Street Eurodollar Time Deposit, 0.01%, due 03/01/2016	484,069

	TOTAL SHORT-TERM INVESTMENTS (COST $484,069)	484,069

	TOTAL INVESTMENTS — 100.0% (Cost $1,760,633,634)	1,432,832,731
	Other Assets and Liabilities (net) — (0.0%)	(56,725)

	TOTAL NET ASSETS — 100.0%	$1,432,776,006

See accompanying notes to the financial statements.	45

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Global Equity Allocation Fund returned -15.96% (net) for the fiscal year ended February 29, 2016, as compared with -12.32% for the MSCI ACWI.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning U.S. quality stocks and other U.S. stocks. The Fund’s emerging markets exposure also had a negative impact.

Among countries, having an underweight in the U.S. and an overweight in emerging markets detracted from relative performance, which outweighed the positive impact from being underweight Australia. Both sector allocation and stock selection had negative impacts. By sector, an overweight position in Energy detracted from relative performance, which outweighed the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals and U.K. energy company Royal Dutch Shell, as well as an underweight position in U.S. social networking company Facebook. Top stock contributors included overweight positions in U.S. internet retail company Amazon, Japanese telecom Nippon Telegraph and Telephone, and Russian energy company Surgutneftegas.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

46

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Global Equity Allocation Fund Class III Shares and the MSCI ACWI +

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .19% on the purchase and .19% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

*	The MSCI ACWI + represents 75% S&P 500 Index and 25% MSCI ACWI ex-USA prior to May 30, 2008 and MSCI ACWI thereafter.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

47

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.0%
Short-Term Investments	3.3
Preferred Stocks	2.2
Investment Funds	0.2
Futures Contracts	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	(0.0	)^
Written Options	(0.0	)^
Other	0.3

	100.0%

Country/Region Summary**	% of Investments
United States	37.5%
Japan	10.5
United Kingdom	6.9
Germany	4.7
France	4.7
Taiwan	4.7
Other Developed***	3.9
Korea	3.4
Russia	3.2
Other Emerging****	2.8
India	2.6
Canada	2.2
Brazil	2.2
China	2.0
Switzerland	1.7
Australia	1.5
Hong Kong	1.2
Netherlands	1.2
Italy	1.1
Turkey	1.0
Spain	1.0

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries which on their own represent less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries which on their own represent less than 1.0% of Investments.

^	Rounds to 0.0%.

48

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
85,291,415	GMO Emerging Markets Fund, Class VI	643,097,271
63,153,038	GMO International Equity Fund, Class IV	1,159,489,783
78,347,675	GMO U.S. Equity Allocation Fund, Class VI	1,075,713,572

	TOTAL MUTUAL FUNDS (COST $3,759,653,242)	2,878,300,626

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
922,465	State Street Eurodollar Time Deposit, 0.01%, due 03/01/2016	922,465

	TOTAL SHORT-TERM INVESTMENTS (COST $922,465)	922,465

	TOTAL INVESTMENTS — 100.0% (Cost $3,760,575,707)	2,879,223,091
	Other Assets and Liabilities (net) — (0.0%)	(55,579)

	TOTAL NET ASSETS — 100.0%	$2,879,167,512

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within GMO Implementation Fund.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned -13.17% (net) for the fiscal year ended February 29, 2016, as compared with +1.07% for the CPI.

The Fund’s equity exposures detracted from absolute and relative performance. Exposures to European value and emerging markets detracted. Exposure to and stock selection within U.S. equities provided a modest offset. Fixed income exposure detracted, while TIPS positively contributed to both absolute and relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

50

GMO Implementation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Implementation Fund and the Consumer Price Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, please call (617) 330-7500. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .20% on the purchase and .20% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	52.8%
Short-Term Investments	21.8
Debt Obligations	20.7
Exchange-Traded Fund	1.8
Preferred Stocks	1.8
Options Purchased	1.0
Forward Currency Contracts	0.1
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	0.0 ^
Written Options	(1.0)
Securities Sold Short	(1.5)
Other	2.5

100.0%

Country/Region Summary**	Debt Obligations as a % of Total Net Assets
United States	18.5%
Mexico	2.1
Sweden	1.4
Australia	1.3
Denmark	1.2
Other Emerging***	0.0 ^
Other Developed*****	(0.7)
Euro Region****	(2.3)
United Kingdom	(4.9)

16.6%

Country/Region Summary**	Equity Investments as a % of Total Net Assets
United States	20.0%
China	5.4
Other Developed*****	4.4
Japan	4.1
Korea	3.0
United Kingdom	2.7
Other Emerging***	2.6
Taiwan	2.3
France	2.1
Germany	1.7
Russia	1.6
Canada	1.4
Brazil	1.2

52.5%

Industry Group Summary	% of Equity Investments******
Retailing	9.1%
Technology Hardware & Equipment	7.8
Energy	6.6
Software & Services	6.6
Automobiles & Components	6.0
Pharmaceuticals, Biotechnology & Life Sciences	5.9

Industry Group Summary (continued)	% of Equity Investments******
Insurance	5.8%
Diversified Financials	5.6
Media	5.6
Capital Goods	5.5
Banks	5.3
Telecommunication Services	4.8
Food, Beverage & Tobacco	4.7
Materials	3.5
Utilities	2.8
Consumer Services	2.6
Consumer Durables & Apparel	2.5
Health Care Equipment & Services	1.8
Semiconductors & Semiconductor Equipment	1.8
Transportation	1.8
Real Estate	1.6
Food & Staples Retailing	1.3
Household & Personal Products	0.7
Commercial & Professional Services	0.3

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

*	In the table above, derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The tables above shows country exposure in the Fund. The tables exclude short-term investments. The tables exclude exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any. For example, U.S. asset-backed securities, if any, may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

*****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

******	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations and ETFs, if any. For a summary of derivative contract exposure and ETFs, if any, see the Consolidated Schedule of Investments.

^	Rounds to 0.0%.

52

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 52.8%

	Australia — 0.4%
453,089	Adelaide Brighton Ltd	1,596,632
14,337	ASX Ltd	429,053
65,235	BT Investment Management Ltd	424,031
175,174	BWP Trust (REIT)	404,143
21,417	Charter Hall Group (REIT)	67,202
108,955	Charter Hall Retail (REIT)	334,348
65,950	CIMIC Group Ltd	1,481,005
404,890	Dexus Property Group (REIT)	2,169,700
388,037	Downer EDI Ltd	918,839
2,697,448	Fairfax Media Ltd	1,477,740
53,841	Genworth Mortgage Insurance Australia Ltd	83,141
258,939	Goodman Group (REIT)	1,194,723
650,352	GPT Group (The) (REIT)	2,277,491
247,937	Investa Office Fund (REIT)	700,451
53,482	IOOF Holdings Ltd	317,844
148,562	Lend Lease Group	1,377,146
72,260	Macquarie Group Ltd (REIT)	3,301,194
1,423,307	Mirvac Group (REIT)	1,852,779
304,331	Nine Entertainment Co Holdings Ltd	323,705
561,291	OZ Minerals Ltd	2,011,637
36,757	Premier Investments Ltd	344,664
1,640,210	Scentre Group (REIT)	5,099,704
300,216	Shopping Centres Australasia Property Group (REIT)	485,108
176,079	Sonic Healthcare Ltd	2,313,249
489,080	Star Entertainment Grp Ltd (The)	1,814,512
831,268	Stockland (REIT)	2,467,000
29,233	Suncorp-Metway Ltd	232,970
3,114,085	Telstra Corp Ltd	11,640,773
1,166,506	Vicinity Centres (REIT)	2,582,597
693,139	Westfield Corp (REIT)	4,929,632
148,505	Woodside Petroleum Ltd	2,668,578

	Total Australia	57,321,591

	Austria — 0.1%
6,758	Oesterreichische Post AG	242,547
230,127	OMV AG	6,038,850
101,025	voestalpine AG	2,916,451

	Total Austria	9,197,848

	Belgium — 0.1%
117,588	Ageas	4,338,508
154,859	AGFA-Gevaert NV *	570,795
134,914	bpost SA	3,347,952
12,943	Melexis NV	657,643
133,453	Proximus SADP	4,199,411

	Total Belgium	13,114,309

Shares	Description	Value ($)
	Brazil — 0.4%
636,200	Banco Bradesco SA	3,686,761
4,368,600	Banco do Brasil SA	14,730,446
3,984,500	BM&FBovespa SA – Bolsa de Valores Mercadorias e Futuros	11,530,149
1,205,800	Centrais Eletricas Brasileiras SA *	1,705,605
156,600	Cia de Saneamento de Minas Gerais-COPASA	574,446
1,268,100	EDP-Energias do Brasil SA	4,020,100
58,900	Grendene SA	241,582
2,195,300	JBS SA	6,232,377
778,900	MRV Engenharia e Participacoes SA	2,056,092
31,900	Porto Seguro SA	187,720
212,700	Sul America SA	850,154
889,300	Transmissora Alianca de Energia Eletrica SA	4,176,812

	Total Brazil	49,992,244

	Canada — 1.5%
443,300	Air Canada *	2,365,577
102,200	Bank of Montreal	5,638,751
94,700	BCE Inc	4,090,368
62,800	Canadian Imperial Bank of Commerce	4,175,063
26,100	Canadian Tire Corp Ltd – Class A	2,537,468
51,000	Celestica Inc *	525,078
166,000	CI Financial Corp	3,677,029
10,400	Cogeco Communications Inc	487,562
55,500	Corus Entertainment Inc – B Shares	441,375
64,900	Great-West Lifeco Inc	1,678,862
29,900	Industrial Alliance Insurance & Financial Services Inc	803,742
2,200	Laurentian Bank of Canada	74,228
21,700	Linamar Corp	947,871
363,600	Manulife Financial Corp	4,866,811
226,200	Metro Inc	7,229,038
53,600	National Bank of Canada	1,460,233
188,700	Power Corp of Canada	4,100,355
10,600	Power Financial Corp	247,020
193,800	Royal Bank of Canada	9,893,397
372,400	Sun Life Financial Inc	11,103,190
78,300	Toromont Industries Ltd	1,839,732
135,100	Toronto-Dominion Bank (The)	5,235,250
75,500	Transcontinental Inc – Class A	1,071,397
1,964,892	Valeant Pharmaceuticals International Inc *	129,289,893

	Total Canada	203,779,290

	Chile — 0.0%
130,383	Empresa Nacional de Telecom	1,096,368
130,558	Enersis Americas SA	32,922

	Total Chile	1,129,290

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — 5.5%
3,996,000	Agile Property Holdings Ltd	1,843,580
4,274,000	Air China Ltd – Class H	2,537,506
4,563,500	Anhui Conch Cement Co Ltd – Class H	9,202,292
448,000	Anhui Expressway Co Ltd – Class H	347,756
1,468,000	ANTA Sports Products Ltd	3,344,156
783,063	Baidu Inc Sponsored ADR *	135,798,785
3,822,000	Beijing Capital International Airport Co Ltd – Class H	3,314,581
1,494,000	Beijing Capital Land Ltd – Class H	528,097
20,499,000	Belle International Holdings Ltd	13,348,036
2,190,000	BYD Electronic International Co Ltd *	1,228,060
2,164,000	China BlueChemical Ltd – Class H	473,134
19,535,000	China Communications Construction Co Ltd – Class H	17,532,731
12,186,000	China Communications Services Corp Ltd – Class H	4,855,834
5,002,000	China Everbright Ltd	9,176,527
2,490,000	China Foods Ltd. *	896,038
1,338,000	China High Speed Transmission Equipment Group Co Ltd – Class H *	884,008
9,672,000	China Jinmao Holdings Group Ltd	2,436,717
2,454,000	China Lesso Group Holdings Ltd	1,393,567
3,611,000	China Machinery Engineering Corp – Class H	2,645,145
4,030,000	China Mengniu Dairy Co Ltd	5,779,508
8,453,000	China Mobile Ltd	90,408,703
36,970,000	China National Building Material Co Ltd –Class H	16,384,411
41,020,000	China Petroleum & Chemical Corp – Class H	23,271,913
6,718,000	China Power International Development Ltd	2,828,841
10,536,500	China Railway Construction Corp Ltd – Class H	10,013,710
10,403,000	China Railway Group Ltd	6,550,836
1,268,395	China Resources Beer Holdings Co Ltd	2,055,180
6,028,000	China Resources Cement Holdings Ltd.	1,501,558
210,000	China Resources Land Ltd	500,290
6,410,963	China Resources Power Holdings Co Ltd	10,319,890
4,824,000	China Shanshui Cement Group Ltd * (a)	—
365,000	China Shenhua Energy Co Ltd – Class H	512,391
324,000	China Shineway Pharmaceutical Group Ltd.	385,172
6,900,000	China Southern Airlines Co Ltd – Class H	3,863,080
48,438,000	China Telecom Corp Ltd – Class H	23,280,088
5,796,000	China Travel International Investment Hong Kong Ltd	2,010,623
4,987,500	China ZhengTong Auto Services Holdings Ltd.	1,736,335
2,764,000	CIFI Holdings Group Co Ltd	561,328
329,845	CKH Food & Health Ltd *	772,294
29,508,000	CNOOC Ltd	30,699,572
4,660,000	Country Garden Holdings Co Ltd	1,695,154

Shares	Description	Value ($)
	China — continued
694,000	Dah Chong Hong Holdings Ltd	281,100
16,922,000	Datang International Power Generation Co Ltd – Class H	4,413,916
3,312,000	Digital China Holdings Ltd	3,825,810
7,620,000	Dongfeng Motor Group Co Ltd – Class H	8,882,783
2,422,000	Far East Horizon Ltd	1,788,355
6,705,000	Fosun International Ltd	8,621,138
8,270,000	Geely Automobile Holdings Ltd	3,082,960
27,962,000	GOME Electrical Appliances Holding Ltd	3,739,928
3,792,500	Greentown China Holdings Ltd *	3,035,472
7,140,000	Guangdong Investment Ltd	8,713,282
4,879,200	Guangzhou R&F Properties Co Ltd – Class H	5,756,512
1,088,000	Haitian International Holdings Ltd.	1,456,726
1,204,000	Hopewell Highway Infrastructure Ltd.	566,117
610,000	Hopson Development Holdings Ltd *	593,257
12,008,000	Huabao International Holdings Ltd *	4,154,232
8,780,000	Huadian Power International Corp Ltd – Class H	4,752,845
13,204,000	Huaneng Power International Inc – Class H	10,354,294
3,192,100	JD.com Inc ADR *	82,068,891
5,316,000	Jiangsu Expressway Co Ltd – Class H	6,242,627
1,482,000	Ju Teng International Holdings Ltd.	592,577
2,075,500	Kingboard Chemical Holdings Ltd.	3,031,040
315,500	Kingboard Laminates Holdings Ltd.	123,665
5,172,000	KWG Property Holding Ltd	3,044,490
6,122,000	Lee & Man Paper Manufacturing Ltd.	3,553,311
2,167,000	Longfor Properties Co Ltd	2,659,792
586,000	Minth Group Ltd.	1,058,750
20,994,000	People’s Insurance Co Group of China Ltd (The) – Class H	7,644,323
12,680,000	PICC Property & Casualty Co Ltd – Class H	19,178,582
9,401,000	Poly Property Group Co Ltd	2,560,975
2,827,000	Pou Sheng International Holdings Ltd *	588,881
1,563,000	Shanghai Industrial Holdings Ltd	3,350,956
1,244,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	470,046
1,376,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	2,473,141
3,818,000	Shenzhen Expressway Co Ltd – Class H	2,854,655
4,394,500	Shenzhen International Holdings Ltd	6,653,934
709,000	Shenzhou International Group Holdings Ltd	3,620,589
4,150,000	Shimao Property Holdings Ltd	5,373,963
7,880,500	Shui On Land Ltd	1,994,848
464,000	Sichuan Expressway Co Ltd – Class H	138,387
7,438,000	Sino-Ocean Land Holdings Ltd	3,249,583
3,202,000	Sinofert Holdings Ltd.	432,544
7,613,000	Sinopec Engineering Group Co Ltd – Class H	5,550,454

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	China — continued
4,106,000	Sinopec Shanghai Petrochemical Co Ltd – Class H *	1,758,631
16,229,532	Skyworth Digital Holdings Ltd	9,164,679
3,422,000	SOHO China Ltd	1,530,123
34,100	Sohu.com, Inc. *	1,482,327
346,000	TCC International Holdings Ltd.	51,161
1,502,000	Tianjin Development Holdings Ltd	712,576
1,650,000	Tianjin Port Development Holdings Ltd.	220,454
2,816,000	Tianneng Power International Ltd. *	1,917,872
2,716,000	TravelSky Technology Ltd – Class H	4,098,784
790,000	Wasion Group Holdings Ltd.	363,703
1,689,000	Weichai Power Co Ltd – Class H	1,540,138
1,588,000	West China Cement Ltd	333,006
714,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	566,933
3,342,500	XTEP International Holdings Ltd.	1,550,949
1,320,000	Yingde Gases Group Co. Ltd.	475,804
902,171	Youku Tudou, Inc. ADR *	24,701,442
11,184,000	Yuexiu Property Co Ltd	1,594,831
1,344,000	Yuexiu Real Estate Investment Trust	701,621
6,018,000	Zhejiang Expressway Co Ltd – Class H	5,353,127
254,000	Zhuzhou CSR Times Electric Co Ltd – Class H	1,239,786
13,968,000	Zijin Mining Group Co Ltd – Class H	4,207,196

	Total China	753,012,301

	Czech Republic — 0.1%
710,782	CEZ AS	10,475,305
25,428	Komercni Banka as	4,739,095

	Total Czech Republic	15,214,400

	Denmark — 0.3%
4,681	AP Moeller – Maersk A/S – Class B	6,151,784
67,546	Carlsberg A/S – Class B	5,824,859
444,899	Novo Nordisk A/S – Class B	22,905,462
420,594	TDC A/S	1,784,506

	Total Denmark	36,666,611

	Finland — 0.1%
139,463	Fortum Oyj	1,847,886
154,441	Neste Oyj	4,834,925
105,771	Sampo Oyj – A Shares	4,757,909
84,858	Sponda Oyj	344,978
248,976	UPM – Kymmene Oyj	4,211,602

	Total Finland	15,997,300

	France — 2.1%
8,669	APERAM SA *	294,450
1,824,802	AXA SA	40,121,048
399,910	BNP Paribas SA	18,650,623

Shares	Description	Value ($)
	France — continued
68,159	Cap Gemini SA	5,662,821
53,405	Casino Guichard-Perrachon SA	2,404,395
73,844	Christian Dior SE	12,985,695
83,910	CNP Assurances	1,240,903
95,099	Compagnie Generale des Etablissements Michelin	8,578,488
438,861	Engie	6,791,982
3,638	Euler Hermes Group	301,232
92,159	Legrand SA	4,581,334
58,498	Metropole Television SA	980,038
728,937	Orange SA	12,625,498
548,244	Renault SA	49,991,185
151,312	Rexel SA	1,852,430
148,876	SCOR SE	5,206,907
12,953	Societe BIC SA	1,796,556
276,593	Societe Generale SA	9,714,220
1,653,651	TOTAL SA	74,117,391
1,221,710	Vivendi SA	25,342,219

	Total France	283,239,415

	Germany — 1.6%
153,514	ADVA Optical Networking SE *	1,586,467
347,034	Allianz SE (Registered)	51,474,502
28,656	Axel Springer SE	1,448,178
886,739	BASF SE	57,494,352
94,734	Bayerische Motoren Werke AG	7,696,007
2,541	Bechtle AG (Registered Shares)	216,539
701,017	Daimler AG (Registered)	47,695,215
397,012	Deutsche Lufthansa AG (Registered) *	5,912,281
775,280	Deutsche Telekom AG (Registered)	12,968,104
171,934	Evonik Industries AG	5,165,202
59,026	Hannover Rueck SE	6,057,809
14,350	Jenoptik AG	189,195
184,932	K+S AG (Registered)	3,865,650
15,879	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,116,982
162,815	ProSiebenSat.1 Media SE	8,321,960
15,894	Rhoen-Klinikum AG	469,487
24,378	Software AG	859,416
65,716	Stada Arzneimittel AG	2,223,072

	Total Germany	216,760,418

	Hong Kong — 0.5%
2,242,000	BOC Hong Kong Holdings Ltd	5,825,164
66,000	Champion (REIT)	31,900
826,500	CK Hutchison Holdings Ltd	9,980,911
555,600	Dah Sing Banking Group Ltd	923,660
60,000	Dah Sing Financial Holdings Ltd	316,088
196,300	Hang Seng Bank Ltd	3,311,080
115,000	Henderson Land Development Co Ltd	620,923

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Hong Kong — continued
1,227,900	Hongkong Land Holdings Ltd.	7,205,488
423,000	Hysan Development Co Ltd	1,679,969
1,030,000	Kerry Properties Ltd	2,415,853
854,000	Link (REIT)	4,818,287
254,000	Luk Fook Holdings International Ltd.	503,214
444,400	Man Wah Holdings Ltd	525,161
361,000	Pacific Textiles Holdings Ltd	525,586
302,500	Power Assets Holdings Ltd	2,863,018
480,000	Sino Land Co Ltd	668,519
3,305,000	SJM Holdings Ltd	2,010,556
376,500	SmarTone Telecommunications Holdings Ltd.	619,654
694,000	Sun Hung Kai Properties Ltd	7,762,048
362,000	Swire Pacific Ltd – Class A	3,535,636
150,900	Television Broadcasts Ltd	591,620
46,000	Texwinca Holdings Ltd	43,951
253,000	Value Partners Group Ltd	212,908
664,000	Wharf Holdings Ltd (The)	3,317,956
338,000	Wheelock & Co Ltd	1,336,133
1,520,000	Xinyi Glass Holdings Ltd.	800,739
64,500	Yue Yuen Industrial Holdings	228,475

	Total Hong Kong	62,674,497

	Hungary — 0.1%
1,581,677	Magyar Telekom Telecommunications Plc *	2,365,834
69,490	MOL Hungarian Oil & Gas Plc	3,384,896
210,689	OTP Bank Plc	4,383,094

	Total Hungary	10,133,824

	Iceland — 0.0%
26,600,242	Glitnir Stapled Unit – Class A (a) *	—

	India — 0.4%
10,733	Bajaj Finserv Ltd	254,206
911,144	Bank of Baroda	1,763,540
1,528,216	Cairn India Ltd	2,609,122
843,374	Canara Bank	1,956,215
204,456	Dewan Housing Finance Corp Ltd	459,622
705,639	Federal Bank Ltd	480,302
47,993	HCL Technologies Ltd	571,359
331,444	Hexaware Technologies Ltd	1,134,225
1,535,812	IDBI Bank Ltd	1,320,939
1,351,450	IFCI Ltd	419,503
957,173	Indiabulls Housing Finance Ltd	8,007,225
38,855	Indraprastha Gas Ltd	289,561
1,071	Infosys Ltd	17,089
935,800	Infosys Ltd Sponsored ADR	15,740,156
63,418	KRBL Ltd	166,586
580,230	L&T Finance Holdings Ltd	431,956
218,321	LIC Housing Finance Ltd	1,345,572
41,884	Mindtree Ltd	872,078

Shares	Description	Value ($)
	India — continued
98,780	Mphasis Ltd	603,884
741,609	NTPC Ltd	1,284,540
8,963	Oracle Financial Services Software Ltd	424,654
805,934	Power Finance Corp Ltd	1,818,976
385,286	Reliance Capital Ltd	1,798,402
93,684	Reliance Infrastructure Ltd	560,574
1,374,145	Rural Electrification Corp Ltd	3,126,238
155,002	Sintex Industries Ltd	147,307
767,108	Syndicate Bank	572,243
159,465	Tata Consultancy Services Ltd	5,059,752
1,096,635	Union Bank of India	1,716,294
94,780	UPL Ltd	530,250
613,498	Wipro Ltd	4,684,212
27,467	Wockhardt Ltd *	304,489
37,878	Zensar Technologies Ltd	465,830

	Total India	60,936,901

	Indonesia — 0.0%
8,506,500	Adaro Energy Tbk PT	384,441
741,900	Indo Tambangraya Megah Tbk PT	374,441
8,516,137	Telekomunikasi Indonesia Persero Tbk PT	2,063,870

	Total Indonesia	2,822,752

	Ireland — 0.0%
130,290	Smurfit Kappa Group Plc	3,005,146

	Israel — 0.2%
684,965	Bank Hapoalim BM	3,346,037
739,271	Bank Leumi Le-Israel BM *	2,466,254
1,084,052	Bezeq The Israeli Telecommunication Corp Ltd	2,430,303
98,400	Check Point Software Technologies Ltd *	8,174,088
582,580	Israel Discount Bank Ltd – Class A *	935,857
61,764	Mizrahi Tefahot Bank Ltd	681,877
218,809	Teva Pharmaceutical Industries Ltd	12,277,081

	Total Israel	30,311,497

	Italy — 0.4%
24,849	Amplifon SPA	199,265
316,893	Banca Mediolanum SPA	2,240,759
20,816	De’Longhi SPA	489,688
4,574,947	Enel SPA	18,283,489
1,907,797	ENI SPA	26,680,955
721,868	Hera SPA	2,033,294
132,029	Iren SPA	208,990
76,933	Recordati SPA	1,849,835
141,927	Societa Cattolica di Assicurazioni SCRL	923,765
1,456,947	Telecom Italia SPA *	1,415,712
5,471,423	Telecom Italia SPA-Di RISP	4,220,413

	Total Italy	58,546,165

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — 4.1%
4,600	Adastria Co Ltd	119,282
123,300	Aisin Seiki Co Ltd	4,934,027
33,400	Alpine Electronics Inc	377,281
25,900	AOKI Holdings Inc	291,434
39,100	Aoyama Trading Co Ltd	1,443,887
486,000	Asahi Kasei Corp	2,750,227
29,900	Autobacs Seven Co Ltd	506,811
240,000	Bank of Yokohama Ltd (The)	1,088,204
186,800	Bridgestone Corp	6,540,170
263,000	Calsonic Kansei Corp	1,930,431
354,922	Canon Inc	10,003,315
70,000	Central Japan Railway Co	12,524,162
17,800	Century Tokyo Leasing Corp	607,295
80,000	Chiba Bank Ltd (The)	375,171
11,700	Coca-Cola West Co Ltd	261,798
175,500	Daicel Corp	2,239,366
159,900	Daihatsu Motor Co Ltd	2,220,328
197,800	Daiichi Sanyko Co Ltd	4,129,780
8,000	Daiichikosho Co Ltd	334,596
70,000	Daishi Bank Ltd (The)	232,040
213,000	Daiwa House Industry Co Ltd	5,829,090
121,300	DCM Holdings Co Ltd	892,670
376,000	Denka Co Ltd	1,331,927
14,300	Exedy Corp	285,143
206,500	Fuji Heavy Industries Ltd	6,756,023
393,722	FujiFilm Holdings Corp	14,756,777
26,000	Fujitsu General Ltd	354,275
100,000	Fukuoka Financial Group Inc	316,901
9,300	Fuyo General Lease Co Ltd	394,564
105,300	Haseko Corp	911,351
28,000	Hiroshima Bank Ltd (The)	104,344
11,000	Hitachi Capital Corp	236,008
208,827	Honda Motor Co Ltd	5,370,794
59,000	Hyakugo Bank Ltd (The)	212,720
66,700	Idemitsu Kosan Co Ltd	1,009,651
703,792	Inpex Corp	5,073,903
97,900	Isuzu Motors Ltd	979,452
92,837	IT Holdings Corp	2,133,371
3,101,000	Itochu Corp	36,558,291
14,600	Iyo Bank Ltd (The)	100,997
11,500	Jafco Co Ltd	316,793
269,500	Japan Airlines Co Ltd	9,643,121
93,000	Juroku Bank Ltd (The)	290,700
98,680	K’s Holdings Corp	3,211,691
204,000	Kaneka Corp	1,527,721
374,000	Kanematsu Corp	497,185
1,497,500	KDDI Corp	38,258,096
54,300	Keihin Corp	746,965
5,000	Keiyo Bank Ltd (The)	18,954
235,800	Konica Minolta Holdings Inc	1,977,029

Shares	Description	Value ($)
	Japan — continued
2,410,800	Marubeni Corp	12,078,541
165,104	Medipal Holdings Corp	2,530,243
9,400	Mitsuba Corp	125,111
647,500	Mitsubishi Chemical Holdings Corp	3,267,120
638,169	Mitsubishi Corp	10,212,953
936,000	Mitsubishi Electric Corp	9,475,928
6,175,400	Mitsubishi UFJ Financial Group Inc	26,648,737
1,400,274	Mitsui & Co Ltd	16,142,209
6,651,400	Mizuho Financial Group Inc	9,812,391
7,500	Musashino Bank Ltd (The)	192,058
86,800	NHK Spring Co Ltd	792,291
12,200	Nifco Inc	551,142
45,000	Nippon Corp	671,439
76,200	Nippon Paper Industries Co Ltd	1,287,249
1,168,500	Nippon Telegraph & Telephone Corp	49,482,838
91,000	Nishi-Nippon City Bank Ltd (The)	164,430
9,403,564	Nissan Motor Co Ltd	85,287,148
44,400	NOK Corp	715,623
49,600	Nomura Real Estate Holdings Inc	887,796
1,196,829	NTT DOCOMO, Inc	27,858,213
87,000	Ogaki Kyoritsu Bank Ltd (The)	271,529
72,000	Onward Holdings Co Ltd	437,341
6,500	Open House Co Ltd	117,377
300,900	Orient Corp *	530,177
305,400	ORIX Corp	3,997,963
696,000	Osaka Gas Co Ltd	2,652,511
288,300	Otsuka Holdings Co Ltd	10,189,790
40,000	PanaHome Corp	283,119
4,000	Relo Holdings Inc	490,307
282,900	Resona Holdings Inc	992,159
5,400	Saizeriya Co Ltd	111,039
14,600	Sangetsu Co Ltd	258,205
268,700	Sekisui Chemical Co Ltd	2,976,050
329,600	Sekisui House Ltd	5,364,210
30,300	Shimamura Co Ltd	3,352,059
42,000	Shizuoka Bank Ltd (The)	307,001
3,199,300	Sojitz Corp	6,155,814
837,000	Sumitomo Chemical Co Ltd	3,665,108
1,084,800	Sumitomo Corp	10,679,208
125,500	Sumitomo Forestry Co Ltd	1,401,029
1,019,000	Sumitomo Mitsui Financial Group Inc	28,593,310
567,000	Sumitomo Mitsui Trust Holdings Inc	1,652,087
123,300	Sumitomo Rubber Industries Ltd	1,762,210
61,900	Suzuken Co Ltd	2,011,558
25,700	T-Gaia Corp	297,244
115,000	Takashimaya Co Ltd	920,182
65,100	Toho Holdings Co Ltd	1,349,849
55,500	Tokai Rika Co Ltd	1,093,097
24,100	Tokai Tokyo Financial Holdings Inc	117,178
3,800	Token Corp	283,081

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Japan — continued
292,000	Toppan Printing Co Ltd	2,465,841
15,500	Topre Corp	288,144
452,000	Tosoh Corp	1,718,146
27,900	Toyoda Gosei Co Ltd	533,270
23,200	Toyota Boshoku Corp	365,928
224,200	Toyota Tsusho Corp	4,524,491
11,700	TPR Co Ltd	281,861
61,800	TS Tech Co Ltd	1,373,000
105,000	Tsubakimoto Chain Co	613,687
11,200	Unipres Corp	202,824
306,000	UNY Co Ltd	1,981,770
30,100	Valor Holdings Co Ltd	650,711
42,000	Wacoal Holdings Corp	483,099
785,267	Yamada Denki Co Ltd	3,856,769
77,000	Yamaguchi Financial Group Inc	724,891
75,200	Yokohama Rubber Co Ltd (The)	1,199,059

	Total Japan	564,764,855

	Mexico — 0.2%
110,800	Arca Continental SAB de CV	675,984
1,398,600	Bolsa Mexicana de Valores SAB de CV	1,930,114
266,500	Controladora Comercial Mexicana SAB de CV	471,116
852,300	Gentera SAB de CV	1,591,775
577,800	Gruma SAB de CV – Class B	9,244,163
542,900	Grupo Aeroportuario del Pacifico SAB de CV – Class B	4,298,582
243,200	Grupo Aeroportuario del Sureste SAB de CV – Class B	3,402,385
110,000	Grupo Financiero Interacciones SA de CV	572,146
80,800	Grupo Herdez SAB de CV	170,914
74,300	Industrias Bachoco SAB de CV – Series B	299,085
265,600	Macquarie Mexico Real Estate Management SA de CV *	335,333
2,797,100	OHL Mexico SAB de CV *	3,263,026
43,300	Prologis Property Mexico SA de CV (REIT) *	63,171
182,600	Wal-Mart de Mexico SAB de CV	429,961

	Total Mexico	26,747,755

	Netherlands — 0.9%
62,072	Heineken Holding NV	4,495,547
808,994	Koninklijke Ahold NV	17,714,845
1,130,668	NN Group NV	34,828,221
1,010,188	PostNL NV *	3,922,010
72,134	Randstad Holdings NV	3,719,468
386,850	RELX NV	6,354,699
2,070,735	TNT Express NV	17,708,908
72,266	TomTom NV *	648,406
486,766	Unilever NV CVA	21,222,155

Shares	Description	Value ($)
	Netherlands — continued
278,523	Wolters Kluwer NV	10,494,131

	Total Netherlands	121,108,390

	New Zealand — 0.0%
345,651	Sky Network Television Ltd	979,371

	Norway — 0.3%
60,436	Bakkafrost P/F	2,159,292
133,455	BW LPG Ltd	866,235
644,795	Orkla ASA	5,319,009
11,135	Salmar ASA	229,641
935,617	Statoil ASA	13,620,001
353,059	Storebrand ASA *	1,386,797
456,851	Telenor ASA	6,820,287
218,484	Yara International ASA	8,466,664

	Total Norway	38,867,926

	Philippines — 0.0%
786,000	Filinvest Land Inc	25,116

	Poland — 0.2%
121,814	Asseco Poland SA	1,740,190
312,241	Enea SA	862,383
451,488	KGHM Polska Miedz SA	7,657,535
1,047,001	Orange Polska SA	1,644,466
2,648,999	PGE SA	8,552,452
208,670	Polski Koncern Naftowy ORLEN SA	3,323,895
2,051,712	Polskie Gornictwo Naftowe i Gazownictwo SA	2,555,743
4,368,661	Tauron Polska Energia SA	2,764,467

	Total Poland	29,101,131

	Portugal — 0.0%
256,295	CTT – Correios de Portugal SA	1,964,572
585,340	EDP – Energias de Portugal SA	1,812,792

	Total Portugal	3,777,364

	Russia — 1.1%
19,549,406	Gazprom PAO Sponsored ADR	71,585,663
1,191,366	Lukoil PJSC Sponsored ADR	42,079,445
673,104	MMC Norilsk Nickel PJSC ADR	8,118,552
1,057,630	Moscow Exchange MICEX-RTS PJSC	1,382,250
3,250,806	Rosneft OJSC GDR (Registered)	12,137,570
579,477,311	RusHydro JSC	5,149,661
1,445,445	Surgutneftegas OJSC	754,911
19,744	Surgutneftegas Sponsored ADR	100,881
30,816	Tatneft PAO	131,032
563,747	Tatneft PAO Sponsored ADR	14,410,154

	Total Russia	155,850,119

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Singapore — 0.1%
418,100	Ascendas Real Estate Investment Trust	719,355
1,028,600	CapitaLand Commercial Trust (REIT)	1,045,730
1,278,300	CapitaLand Mall Trust (REIT)	1,989,360
506,700	DBS Group Holdings Ltd	4,880,293
40,600	Mapletree Greater China Commercial Trust (REIT)	26,262
298,000	Mapletree Industrial Trust (REIT)	327,339
466,100	Mapletree Logistics Trust (REIT)	323,027
403,000	SATS Ltd	1,125,842
174,600	UOL Group Ltd	702,642
2,970,000	Yangzijiang Shipbuilding Holdings Ltd	1,910,154

	Total Singapore	13,050,004

	South Africa — 1.0%
106,041	AECI Ltd	580,482
2,691,606	African Bank Investments Ltd * (a)	170
156,583	African Rainbow Minerals Ltd	854,574
1,116,105	AVI Ltd	5,391,615
853,495	Barclays Africa Group Ltd	7,294,553
1,079,254	Barloworld Ltd	4,424,837
166,402	Bidvest Group Ltd (The)	3,736,419
642,292	Clicks Group Ltd	3,750,112
96,165	DataTec Ltd	280,400
3,261	Distell Group Ltd	32,795
66,571	EOH Holdings Ltd	574,087
6,064,022	FirstRand Ltd	16,846,227
6,926	Foschini Group Ltd (The)	50,779
484,435	Hyprop Investments Ltd (REIT)	3,167,483
643,946	Imperial Holdings Ltd	4,869,233
49,266	JSE Ltd	438,478
265,041	Kumba Iron Ore Ltd	1,204,014
315,501	Lewis Group Ltd	931,678
494,669	Liberty Holdings Ltd	3,831,324
110,171	Massmart Holdings Ltd	742,025
3,153,409	MMI Holdings Ltd	4,629,309
153,687	Mondi Ltd	2,742,700
815,959	Nedbank Group Ltd	9,336,662
111,811	Omnia Holdings Ltd	841,218
180,670	Pioneer Foods Group Ltd	1,475,979
342,959	Rand Merchant Investment Holdings Ltd	851,758
8,767,230	Redefine Properties Ltd (REIT)	5,664,975
137,886	Resilient REIT Ltd	1,068,273
1,607,725	RMB Holdings Ltd	5,768,215
1,674,106	SA Corporate Real Estate Fund Nominees Pty Ltd (REIT)	481,851
313,670	Sanlam Ltd	1,054,086
68,390	Santam Ltd	856,427
2,387,919	Sibanye Gold Ltd	8,644,409
348,329	SPAR Group Ltd (The)	3,914,848
1,171,274	Standard Bank Group Ltd	8,027,692

Shares	Description	Value ($)
	South Africa — continued
265,606	Super Group Ltd *	697,722
1,064,497	Telkom SA SOC Ltd	3,611,361
1,013,423	Truworths International Ltd	5,471,611
416,543	Tsogo Sun Holdings Ltd	555,390
656,085	Vodacom Group Ltd	6,202,208
27,890	Vukile Property Fund Ltd (REIT)	27,623
159,686	Wilson Bayly Holmes-Ovcon Ltd	1,230,765

	Total South Africa	132,156,367

	South Korea — 2.5%
310,557	BNK Financial Group Inc	2,162,197
24,545	CJ E&M Corp	1,477,056
45,072	Conway Co Ltd	3,550,653
1,015	Crown Confectionery Co Ltd	383,422
62,442	Daelim Industrial Co Ltd	4,056,880
9,457	Daesang Corp	240,265
53,859	Daishin Securities Co Ltd	519,249
165,273	Daou Technology Inc	2,898,489
76,814	Dongbu Insurance Co Ltd	4,189,823
31,818	E-MART Inc	4,525,297
49,828	GS Holdings	2,130,043
8,827	Halla Holdings Corp	430,726
85,897	Hana Financial Group Inc	1,447,871
169,373	Hankook Tire Co Ltd	7,308,895
139,316	Hanwha Corp	3,817,141
632,586	Hanwha Life Insurance Co Ltd	3,131,150
40,542	Hyundai Department Store Co Ltd	4,435,317
118,566	Hyundai Marine & Fire Insurance Co Ltd	2,950,344
194,218	Hyundai Mobis Co Ltd	39,113,016
460,463	Hyundai Motor Co	54,915,237
58,262	Hyundai Steel Co	2,620,642
18,842	Hyundai Wia Corp	1,668,674
397,874	Industrial Bank of Korea	3,749,782
221,045	JB Financial Group Co Ltd	954,539
398,989	KB Financial Group Inc	9,552,840
1,274,553	Kia Motors Corp	47,473,973
2,979	Korea Electric Terminal Co Ltd	209,754
3,997	Korea Petrochemical Ind Co Ltd	776,316
873	Korea Zinc Co Ltd	315,858
119,173	Korean Reinsurance Co	1,254,848
179,081	KT&G Corp	15,437,843
14,687	LF Corp	297,197
413,400	LG Display Co Ltd	8,252,537
119,498	LG International Corp	3,209,206
255	Lotte Chilsung Beverage Co Ltd	428,313
11,640	LOTTE Himart Co Ltd	501,296
1,608	Lotte Samkang Co Ltd	1,169,353
44,458	Lotte Shopping Co Ltd	8,996,580
103,947	Meritz Fire & Marine Insurance Co Ltd	1,321,668
8,873	NCSoft Corp	1,725,302

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	South Korea — continued
68,086	Samsung Electronics Co Ltd	64,907,541
177	Samsung Electronics Co Ltd GDR (Registered)	84,423
90,271	Samsung Card Co Ltd	2,610,515
38,836	Seah Besteel Corp	854,037
18,668	Shinsegae Co Ltd	3,206,057
95,716	SK Innovation Co Ltd	11,184,722
12,132	SKC Co Ltd	304,738
31,019	Soulbrain Co Ltd	1,059,839
87,662	Sungwoo Hitech Co Ltd	610,153
101,849	Tongyang Life Insurance Co Ltd	853,639
445,521	Woori Bank	3,131,667

	Total South Korea	342,406,923

	Spain — 0.4%
1,105,106	Abengoa Yield Plc	18,532,628
117,794	Amadeus IT Holding SA – A Shares	4,728,322
20,718	Ebro Foods SA	422,805
291,619	Endesa SA	5,256,170
13,485	Gas Natural SDG SA	234,832
1,177,038	Iberdrola SA	7,582,721
651,293	International Consolidated Airlines Group SA	4,952,476
639,065	Repsol SA	6,575,903

	Total Spain	48,285,857

	Sweden — 0.3%
16,705	Axfood AB	279,735
469,927	Ericsson LM – B Shares	4,315,940
35,434	Fabege AB	548,060
49,262	Fastighets AB Balder – B Shares *	1,136,445
62,989	Industrivarden AB – C Shares	969,299
9,892	L E Lundbergforetagen AB – B Shares	498,301
973,986	Meda AB	17,251,548
526,901	Sandvik AB	4,789,357
133,040	Skanska AB – B Shares	2,827,925
945,316	TeliaSonera AB	4,340,825
418,971	Volvo AB – B Shares	4,196,805
21,366	Wihlborgs Fastigheter AB	420,913

	Total Sweden	41,575,153

	Switzerland — 0.5%
109,486	Adecco SA (Registered) *	6,341,159
355	Banque Cantonale Vaudoise (Registered)	228,099
4,482	Cembra Money Bank AG *	290,600
615	dorma & kaba Holding AG – Class B (Registered)	367,917
1,427	EMS-Chemie Holding AG (Registered)	661,707
788	Fischer (George) AG (Registered)	535,725
669	Flughafen Zuerich AG (Registered)	530,726

Shares	Description	Value ($)
	Switzerland — continued
327	Forbo Holdings AG (Registered) *	339,228
2,471	Helvetia Holding AG (Registered)	1,305,506
10,425	Kuehne & Nagel International AG (Registered)	1,352,161
26,396	Logitech International (Registered)	407,474
3,578	Roche Holding AG	917,454
100	Sika AG	379,742
13,744	Swatch Group AG (The)	4,759,308
15,388	Swiss Life Holding AG (Registered) *	3,747,215
372,079	Swiss Re AG	32,979,559
35,087	UBS Group AG (Registered)	536,024
10,921	Vontobel Holding AG (Registered)	475,223
56,514	Zurich Insurance Group AG *	11,970,281

	Total Switzerland	68,125,108

	Taiwan — 2.3%
12,736,000	Advanced Semiconductor Engineering Inc	14,410,548
2,351,000	Asustek Computer Inc	19,269,465
13,091,000	AU Optronics Corp	3,559,051
761,000	Chang Hwa Commercial Bank Ltd	371,806
966,000	China Life Insurance Co Ltd	666,407
344,000	China Motor Corp	220,442
411,000	Chipbond Technology Corp	637,906
76,000	Chlitina Holding Ltd.	673,238
325,371	Chong Hong Construction Co Ltd	418,696
1,181,470	Chunghwa Telecom Co Ltd	3,708,378
11,898,000	Compal Electronics Inc	6,930,630
431,000	Compeq Manufacturing Co Ltd	252,435
275,000	Coretronic Corp	268,885
6,900,079	E.Sun Financial Holding Co Ltd	3,553,398
3,658,980	Far Eastern New Century Corp	2,772,101
591,000	Far EasTone Telecommunications Co Ltd	1,232,874
3,811,507	Foxconn Technology Co Ltd	7,463,400
8,873,000	Fubon Financial Holding Co Ltd	10,446,918
279,000	Grape King Bio Ltd	1,563,524
933,850	Highwealth Construction Corp	919,646
29,077,876	Hon Hai Precision Industry Co Ltd	67,755,035
1,487,000	Hua Nan Financial Holdings Co Ltd – Class C	691,669
21,323,000	Innolux Corp	6,152,617
9,719,000	Inventec Corp	6,900,415
6,559,676	Lite-On Technology Corp	7,519,247
2,135,000	Mega Financial Holding Co Ltd	1,401,848
1,668,000	Mercuries Life Insurance Co Ltd	844,270
1,180,000	Novatek Microelectronics Corp Ltd	4,851,693
10,953,000	Pegatron Corp	25,786,839
518,000	Phison Electronics Corp	4,001,206
6,820,000	Pou Chen Corp	8,410,493
2,695,808	Powertech Technology Inc	5,825,870
273,000	Quanta Computer Inc	458,548

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Taiwan — continued
1,349,020	Radiant Opto-Electronics Corp	2,646,041
485,330	Realtek Semiconductor Corp	1,215,899
9,408,000	Shin Kong Financial Holding Co Ltd	1,768,237
4,913,000	Siliconware Precision Industries Co Ltd	7,535,313
788,000	Synnex Technology International Corp	799,106
4,841,000	Taishin Financial Holding Co Ltd	1,593,635
1,268,000	Taiwan Business Bank *	319,168
4,662,000	Taiwan Cement Corp	4,188,456
2,274,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	53,555,055
1,225,000	Uni-President Enterprises Corp	2,109,442
28,843,000	United Microelectronics Corp	11,567,924
7,390,742	Wistron Corp	4,373,019
2,874,000	WPG Holdings Co Ltd	2,920,246
3,705,000	Yuanta Financial Holding Co Ltd	1,185,563

	Total Taiwan	315,716,602

	Thailand — 0.1%
3,722,000	Krung Thai Bank Pcl (Foreign Registered)	1,845,187
576,500	PTT Pcl (Foreign Registered)	4,187,206
980,500	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered)	1,409,190
141,250	Siam Cement Pcl (The) (Foreign Registered)	1,749,955
1,352,500	Thanachart Capital Pcl (Foreign Registered)	1,440,910

	Total Thailand	10,632,448

	Turkey — 0.5%
217,147	Arcelik AS	1,398,620
2,334,485	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	2,025,245
5,142,456	Eregli Demir ve Celik Fabrikalari TAS	5,964,697
1,428,546	KOC Holding AS	6,220,812
151,764	Koza Altin Isletmeleri AS	828,927
215,013	TAV Havalimanlari Holding AS	1,262,542
2,195,068	Turk Telekomunikasyon AS	4,260,088
1,787,157	Turkcell Iletisim Hizmetleri AS	6,661,656
1,939,126	Turkiye Halk Bankasi AS	6,511,733
12,623,282	Turkiye IS Bankasi – Class C	19,171,645
1,597,223	Turkiye Sinai Kalkinma Bankasi AS	865,492
2,700,511	Turkiye Sise ve Cam Fabrikalari AS	3,072,695
6,666,565	Turkiye Vakiflar Bankasi TAO – Class D	9,249,959

	Total Turkey	67,494,111

	United Kingdom — 2.7%
1,065,184	AstraZeneca Plc	60,562,818
720,835	Balfour Beatty Plc *	2,509,736
109,139	Beazley Plc	543,561
79,524	Bellway Plc	2,829,443

Shares	Description	Value ($)
	United Kingdom — continued
206,780	Berkeley Group Holdings Plc	9,311,926
176,316	Bovis Homes Group Plc	2,337,964
607,755	BP Plc	2,949,553
372,602	British American Tobacco Plc	20,271,123
752,439	Carillion Plc	2,868,238
5,842,490	Centrica Plc	16,800,741
101,468	Cobham Plc	362,769
211,014	Crest Nicholson Holdings Plc	1,638,249
1,747,306	Debenhams Plc	1,934,742
426,003	Direct Line Insurance Group Plc	2,294,253
386,590	DS Smith Plc	2,081,600
64,735	Galliford Try Plc	1,317,682
135,042	GlaxoSmithKline Plc	2,617,121
1,010,805	Henderson Group Plc	3,281,737
1,870,150	Home Retail Group Plc	4,576,074
49,289	IG Group Holdings Plc	519,597
141,050	Imperial Brands Plc	7,280,414
588,326	Inchcape Plc	6,013,077
153,910	Indivior Plc	359,215
167,695	Intermediate Capital Group Plc	1,342,042
1,610,344	J Sainsbury Plc	5,667,977
291,350	Jupiter Fund Management Plc	1,612,118
2,808,015	Kingfisher Plc	12,971,067
441,629	Ladbrokes Plc	839,651
882,765	Legal & General Group Plc	2,776,579
549,806	Man Group Plc	1,172,418
776,391	Marks & Spencer Group Plc	4,565,858
94,738	Micro Focus International Plc	1,936,141
203,805	Mondi Plc	3,636,148
45,660	National Express Group Plc	208,039
369,801	Old Mutual Plc	870,393
506,319	Persimmon Plc *	15,301,669
355,386	Playtech Plc	4,167,845
278,101	Reckitt Benckiser Group Plc	25,332,143
5,078,122	Rexam Plc	42,998,187
1,257,970	Royal Mail Plc	7,923,768
560,488	SABMiller Plc	32,437,982
982,512	Sage Group Plc (The)	8,107,362
19,774	Savills Plc	180,149
78,286	Spectris Plc	1,955,719
311,020	Tate & Lyle Plc	2,527,237
745,271	Tesco Plc *	1,860,208
8,266,583	TIG Finco Plc *	7,478,801
2,715	Travis Perkins Plc	67,289
97,779	WH Smith Plc	2,448,713
2,282,767	WM Morrison Supermarkets Plc	6,285,823
777,549	WPP Plc	16,377,053

	Total United Kingdom	368,310,012

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — 21.8%
101,406	3M Co.	15,907,559
19,617	Accenture Plc – Class A	1,966,800
24,800	ACCO Brands Corp. *	181,288
89,500	Aetna, Inc.	9,722,385
29,200	AGCO Corp.	1,445,108
8,500	Alaska Air Group, Inc.	628,150
292,015	Alere, Inc. *	15,564,399
262,059	Allergan Plc *	76,025,936
397	Alliance Data Systems Corp. *	83,422
70,800	Allstate Corp. (The)	4,492,968
4,146	Alphabet, Inc. – Class A *	2,973,594
278,021	Alphabet, Inc. – Class C *	193,994,713
757,844	Amazon.com, Inc. *	418,723,967
2,300	Ameren Corp.	107,985
5,400	American Equity Investment Life Holding Co.	73,440
1,500	American Financial Group, Inc.	100,620
1,521,001	American International Group, Inc.	76,354,250
10,145	Analog Devices, Inc.	537,584
92,400	Anthem, Inc.	12,075,756
12,500	Apollo Education Group, Inc. *	102,375
239,100	Apple, Inc.	23,118,579
18,500	ARMOUR Residential REIT, Inc.	356,125
48,400	Arrow Electronics, Inc. *	2,766,544
2,600	Aspen Insurance Holdings Ltd.	116,194
6,500	Assurant, Inc.	462,150
40,900	Assured Guaranty Ltd.	1,014,729
13,300	Atlas Air Worldwide Holdings, Inc. *	481,593
12,400	AutoNation, Inc. *	638,228
20,100	Avery Dennison Corp.	1,308,912
60,400	Avnet, Inc.	2,485,460
481,965	Baker Hughes, Inc.	20,661,840
1,003,519	Baxalta, Inc.	38,655,552
153,000	Bed Bath & Beyond, Inc. *	7,336,350
1,300	Bemis Co., Inc.	63,791
51,900	BGC Partners, Inc. – Class A	448,416
19,900	Booz Allen Hamilton Holding Corp.	549,240
72,900	Brocade Communications Systems, Inc.	723,897
25,200	CA, Inc.	738,108
612,335	Cablevision Systems Corp. – Class A	19,919,258
45,300	California Resources Corp.	25,463
100,102	Capital One Financial Corp.	6,579,704
15,300	Cash America International, Inc.	515,457
1,000	Cato Corp. (The) – Class A	36,200
4,200	Central Garden & Pet Co. – Class A *	56,826
10,882,900	Charles Schwab Corp. (The)	272,616,645
1,375,500	Charter Communications, Inc. – Class A *	246,984,780
5,000	Cheesecake Factory, Inc. (The)	249,500
3,000	Chemed Corp.	385,500
3,200	Chemical Financial Corp.	108,256

Shares	Description	Value ($)
	United States — continued
76,200	Chemours Co. (The)	390,906
27,200	Chevron Corp.	2,269,568
302,157	Chipotle Mexican Grill, Inc. *	153,846,258
58,800	Chubb Ltd	6,793,164
182,100	Cigna Corp.	25,422,981
23,700	Cintas Corp.	1,990,563
718,989	Cisco Systems, Inc.	18,823,132
136,700	Citigroup, Inc.	5,310,795
52,300	Coach, Inc.	2,036,562
2,500	Columbia Sportswear Co.	148,800
24,100	Convergys Corp.	621,298
25,600	Costco Wholesale Corp.	3,840,768
242,402	Covisint Corp. *	472,684
120,200	CVS Health Corp.	11,679,834
102,402	Danaher Corp.	9,141,427
10,200	Deluxe Corp.	585,582
2,800	Dillard’s, Inc. – Class A	234,332
19,800	Dover Corp.	1,203,444
78,800	Dr Pepper Snapple Group, Inc.	7,212,564
3,300	Drew Industries, Inc.	198,627
94,600	Eli Lilly & Co.	6,811,200
4,298,143	EMC Corp.	112,310,477
167,157	Emerson Electric Co.	8,162,276
2,200	Encore Capital Group, Inc. *	51,150
12,000	Endurance Specialty Holdings Ltd.	747,240
442,816	EnPro Industries, Inc.	22,973,294
2,400	ePlus, Inc. *	180,216
662	Equinix, Inc. (REIT)	201,043
10,800	Essent Group Ltd. *	207,900
11,700	Everest Re Group Ltd.	2,177,721
15,500	Express, Inc. *	267,065
17,200	F5 Networks, Inc. *	1,654,124
4,700	Fabrinet *	134,185
600	FBL Financial Group, Inc. – Class A	34,506
30,100	First American Financial Corp.	1,114,603
476,373	FirstMerit Corp.	9,351,202
6,100	Fiserv, Inc. *	583,343
64,600	Foot Locker, Inc.	4,037,500
98,600	Franklin Resources, Inc.	3,534,810
1,300	G-III Apparel Group Ltd. *	68,575
18,600	Gannett Co., Inc.	283,836
18,500	Genuine Parts Co.	1,667,775
4,600	Group 1 Automotive, Inc.	256,496
27,600	Guess?, Inc.	589,260
249,000	Halliburton Co.	8,037,720
2,600	Hanover Insurance Group, Inc. (The)	215,670
128,800	Hartford Financial Services Group, Inc. (The)	5,425,056
1,700	Hasbro, Inc.	128,979
23,600	Helen of Troy Ltd. *	2,250,496

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
4,800	Henry Schein, Inc. *	794,160
800	Hibbett Sports, Inc. *	28,400
1,500	Hill-Rom Holdings, Inc.	69,525
166,000	Home Depot, Inc. (The)	20,603,920
23,200	Honeywell International, Inc.	2,351,320
2,000	Horace Mann Educators Corp.	61,620
1,400	HSN, Inc.	74,326
189,663	Humana, Inc.	33,564,661
2,000	ICF International, Inc. *	67,560
2,700	IDACORP, Inc.	191,592
39,636	Illinois Tool Works, Inc.	3,735,693
610,850	Ingram Micro Inc – Class A	21,868,430
10,500	Ingredion, Inc.	1,062,810
800	Insight Enterprises, Inc. *	20,880
31,228	International Game Technology Plc	461,550
134,200	International Business Machines Corp.	17,584,226
13,974	Intuit, Inc.	1,350,447
739,617	ITC Holdings Corp.	30,050,639
27,900	Jabil Circuit, Inc.	581,715
49,800	Janus Capital Group, Inc.	643,914
699,000	Jarden Corp. *	36,963,120
129,600	JetBlue Airways Corp. *	2,851,200
206,140	Johnson & Johnson	21,687,989
10,900	Jones Lang LaSalle, Inc.	1,112,563
86,700	JPMorgan Chase & Co.	4,881,210
18,700	KAR Auction Services, Inc.	662,167
2,800	Kemper Corp.	75,264
338,000	KLA-Tencor Corp.	22,896,120
3,200	Knight Transportation, Inc.	77,536
24,000	Korn/Ferry International	682,080
5,500	Laboratory Corp. of America Holdings *	604,120
40,000	Lear Corp.	4,054,000
1,700	LHC Group, Inc. *	60,571
299,300	Liberty Global Plc – Class A *	11,026,212
814,616	Liberty Global Plc – Series C *	29,293,591
122,100	Lincoln National Corp.	4,460,313
36,100	LyondellBasell Industries NV – Class A	2,895,581
7,500	Maiden Holdings Ltd.	89,775
8,300	Marriott Vacations Worldwide Corp.	502,565
1,600	Matson, Inc.	64,144
29,300	Mattel, Inc.	952,836
35,300	MBIA, Inc. *	242,158
1,954,717	Media General, Inc. *	32,487,397
159,492	Medtronic Plc	12,343,086
4,700	Mercury General Corp.	247,126
5,700	Meredith Corp.	247,893
311,720	Microsoft Corp	15,860,314
6,759	Murphy USA, Inc. *	430,481
26,000	Nasdaq, Inc.	1,645,540
10,600	Navient Corp.	114,798

Shares	Description	Value ($)
	United States — continued
1,400	Navigators Group, Inc. (The) *	113,372
12,900	Net 1 UEPS Technologies, Inc. *	117,777
166,904	NIKE, Inc – Class B	10,279,617
14,200	Northwest Bancshares, Inc.	178,778
6,684,373	Office Depot, Inc. * (b)	33,956,615
1,000	OneBeacon Insurance Group Ltd. – Class A	12,910
121,786	Oracle Corp.	4,479,289
4,500	Paychex, Inc.	231,255
6,200	PBF Energy, Inc. – Class A	187,240
151,200	PDL BioPharma, Inc.	455,112
7,100	Penn National Gaming, Inc. *	98,264
624,600	Pfizer, Inc.	18,531,882
2,134,886	Philip Morris International, Inc.	194,338,673
530,500	Pinnacle Entertainment, Inc. *	15,336,755
641,660	PJT Partners, Inc. – Class A *	17,850,981
41,800	PNC Financial Services Group, Inc. (The)	3,398,758
10,000	PRA Group, Inc. *	244,000
113,300	Progressive Corp. (The)	3,616,536
1,206,910	Puma Biotechnology, Inc. *	54,045,430
249,178	QUALCOMM, Inc	12,655,751
1,300	RenaissanceRe Holdings Ltd.	147,160
19,900	Rent-A-Center, Inc.	254,123
112	Reynolds American, Inc.	5,648
479,450	SanDisk Corp.	34,645,057
17,600	Sanmina Corp. *	362,560
5,200	Santander Consumer USA Holdings, Inc. *	53,300
1,100	Select Comfort Corp. *	19,690
3,800	Selective Insurance Group, Inc.	127,604
6,100	Six Flags Entertainment Corp.	310,246
22,900	SkyWest, Inc.	413,345
26,600	Smith & Wesson Holding Corp. *	674,576
18,300	Snap-on, Inc.	2,647,461
5,400	SPX FLOW, Inc. *	101,142
749,800	Starwood Hotels & Resorts Worldwide, Inc.	51,818,678
43,300	Starz – Class A *	1,090,727
2,548	STERIS Plc	163,887
36,300	T. Rowe Price Group, Inc.	2,508,693
96,100	Talen Energy Corp. *	611,196
3,500	Tech Data Corp. *	246,435
27,300	Tesoro Corp.	2,202,564
24,800	Texas Roadhouse, Inc.	1,034,408
4,100	Third Point Reinsurance Ltd. *	45,305
2,000	Thor Industries, Inc.	110,760
1,388,959	TopBuild Corp. *	37,474,114
141,125	Travelers Cos., Inc. (The)	15,173,760
9,100	TrueBlue, Inc. *	208,845
9,600	Tupperware Brands Corp.	479,616
529,932	Ubiquiti Networks, Inc. *	17,312,878
1,700	United States Cellular Corp. *	70,380
153,081	UnitedHealth Group, Inc.	18,231,947

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	United States — continued
5,000	Universal Corp.	272,400
198,900	Valero Energy Corp.	11,949,912
6,000	Validus Holdings Ltd.	269,460
317,600	Verizon Communications, Inc.	16,111,848
41,059	VF Corp.	2,673,351
14,200	Vonage Holdings Corp. *	76,254
19,200	W.R. Berkley Corp.	988,800
905,195	WABCO Holdings, Inc. *	85,359,888
243,787	Wal-Mart Stores, Inc.	16,172,830
11,000	Walker & Dunlop, Inc. *	254,320
800	Watsco, Inc.	102,040
38,300	Werner Enterprises, Inc.	1,016,865
1,000	WesBanco, Inc.	28,270
4,200	XL Group Plc	144,396
248,292	Yahoo!, Inc. *	7,893,203

	Total United States	2,972,814,678

	TOTAL COMMON STOCKS (COST $7,995,269,967)	7,205,645,089

	INVESTMENT FUNDS — 1.8%

	United States — 1.8%
3,158,802	iShares iBoxx $ High Yield Corporate Bond ETF	252,956,864

	TOTAL INVESTMENT FUNDS (COST $244,649,976)	252,956,864

	PREFERRED STOCKS — 1.8%

	Brazil — 0.8%
4,535,900	Banco Bradesco SA	24,105,317
958,200	Banco do Estado do Rio Grande do Sul SA – Class B	1,336,285
1,827,350	Bradespar SA	1,833,926
95,600	Braskem SA – Class A	607,090
1,965,700	Centrais Eletricas Brasileiras SA – Class B	4,782,630
51,181	Companhia de Transmissao de Energia Eletrica Paulista	595,224
6,438,627	Companhia Energetica de Minas Gerais	9,412,096
994,339	Companhia Energetica de Minas Gerais Sponsored ADR	1,491,508
1,116,500	Companhia Energetica de Sao Paulo – Class B	3,781,400
1,931,200	Gerdau SA	1,697,684
5,778,700	Itau Unibanco Holding SA	36,552,647
12,307,500	Itausa-Investimentos Itau SA	20,903,027
1,223,600	Metalurgica Gerdau SA	368,706
1,599,900	Vale SA	3,410,527

	Total Brazil	110,878,067

Shares / Par Value ($)	Description	Value ($)
	Germany — 0.1%
7,603	Draegerwerk AG & Co KGaA	507,515
22,810	Jungheinrich AG	1,729,041
256,581	Porsche Automobil Holding SE	11,604,267

	Total Germany	13,840,823

	Russia — 0.4%
100,806,186	Surgutneftegas OAO	59,017,945

	South Korea — 0.5%
58,364	Hyundai Motor Co	4,792,667
98,004	Hyundai Motor Co 2nd Preference	8,167,381
65,878	Samsung Electronics Co Ltd	52,612,810

	Total South Korea	65,572,858

	TOTAL PREFERRED STOCKS (COST $316,311,318)	249,309,693

	RIGHTS/WARRANTS — 0.0%

	United States — 0.0%
2,279,800	Safeway Casa Ley CVR, Expires 01/30/17 *	797,930
2,279,800	Safeway PDC, LLC CVR, Expires 01/30/19 *	113,990

	Total United States	911,920

	TOTAL RIGHTS/WARRANTS (COST $2,425,023)	911,920

	DEBT OBLIGATIONS — 20.7%

	Canada — 0.9%
	Corporate Debt — 0.9%
68,982,800	Nortel Networks Ltd, 0.00%, due 07/15/11 (c)	58,290,466
37,867,000	Nortel Networks Ltd, 10.13%, due 07/15/13 (c)	33,322,960
30,740,000	Nortel Networks Ltd, 10.75%, due 07/15/16 (c)	27,051,200

	Total Corporate Debt	118,664,626

	Total Canada	118,664,626

	Denmark — 0.2%
	Bank Loans — 0.2%
10,789,446	O.W. Bunker & Trading A/S, Term Loan B, 1.75%, due 01/08/17	9,494,712
20,370,169	O.W. Bunker & Trading A/S, Revolver, 2.25%, due 10/19/16	17,925,749

	Total Bank Loans	27,420,461

	Total Denmark	27,420,461

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)		Description	Value ($)
		Iceland — 0.2%
		Corporate Debt — 0.2%
	26,600,242	IS Glitnir Bank 1.00%, due 12/31/30	22,860,297

		Puerto Rico — 0.1%
		Municipal Obligations — 0.1%
	1,410,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	941,175
	3,012,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/38	2,085,810
	6,647,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/44	4,586,430
	10,951,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	7,528,812

		Total Municipal Obligations	15,142,227

		Total Puerto Rico	15,142,227

		United Kingdom — 0.3%
		Corporate Debt — 0.3%
GBP	5,600,000	Co-Operative Bank Plc, 5.13%, due 09/20/17	7,562,776
GBP	29,952,343	TWRFIN, Reg S, 8.75%, due 04/02/20	35,018,913

		Total Corporate Debt	42,581,689

		Total United Kingdom	42,581,689

		United States — 19.0%
		Asset-Backed Securities — 0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.42%, due 11/23/52	1,599

		Bank Loans — 0.4%
	56,087,092	Sears Roebuck Acceptance Corp., Term Loan, 5.50%, due 06/30/18	52,371,322

		Corporate Debt — 0.4%
	16,284,900	Ally Financial, Inc., 8.00%, due 11/01/31	18,055,883
	2,176,600	Continental Resources, Inc., 3.80%, due 06/01/24	1,483,634
	8,706,600	Continental Resources, Inc., 4.50%, due 04/15/23	6,268,595
	28,689,000	Sun Products Corp. (The), 144A, 7.75%, due 03/15/21	25,246,320
	1,212,000	Weatherford International LLC, 6.80%, due 06/15/37	745,380
	4,228,000	Weatherford International Ltd., 6.50%, due 08/01/36	2,494,520

Shares / Par Value ($)		Description	Value ($)
		Corporate Debt — continued
	1,740,000	Williams Partners LP / ACMP Finance Corp., 4.88%, due 05/15/23	1,420,167

		Total Corporate Debt	55,714,499

		U.S. Government — 18.2%
	210,091,500	U.S. Treasury Bond, 3.13%, due 11/15/41 (b)	234,949,526
	41,093,633	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23 (d)	40,811,649
	179,946,846	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/24 (d)	177,802,960
	301,758,280	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (d)	299,345,722
	278,489,829	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (d)	280,183,326
	221,412,049	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (d)	227,209,723
	102,669,093	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d)	116,684,451
	74,585,347	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (d)	86,268,471
	280,997,380	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (d)	330,464,721
	248,619,696	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (d)	299,330,904
	214,384,095	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (d)	263,519,428
	19,284,808	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (d)	27,084,857
	25,000,000	U.S. Treasury Note, 0.50%, due 03/31/17	24,941,400
	50,000,000	U.S. Treasury Note, 0.63%, due 05/31/17	49,921,900
	58,441,900	U.S. Treasury Strip Principal, due 11/15/41	29,819,863

		Total U.S. Government	2,488,338,901

		Total United States	2,596,426,321

		TOTAL DEBT OBLIGATIONS (COST $2,803,392,772)	2,823,095,621

		OPTIONS PURCHASED — 1.0%

		Currency Options — 0.2%
EUR	355,387,000	EUR Put/USD Call, Expires 03/10/16, Strike 0.98, (OTC) (CP-JPM)	—
EUR	497,542,000	EUR Put/USD Call, Expires 03/10/16, Strike 1.05, (OTC) (CP-GS)	117,452
EUR	177,266,000	EUR Put/USD Call, Expires 03/14/16, Strike 1.08, (OTC) (CP-JPM)	1,173,232
EUR	354,532,000	EUR Put/USD Call, Expires 03/14/16, Strike 0.99, (OTC) (CP-JPM)	771

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Principal Amount		Description	Value ($)
		Currency Options — continued
EUR	18,303,000	EUR Put/USD Call, One-Touch Binary Option, Expires 03/31/16, Strike 1.10, (OTC) (CP-JPM)	11,896,779
EUR	18,158,000	EUR Put/USD Call, One-Touch Binary Option, Expires 06/03/16, Strike 1.10, (OTC) (CP-JPM)	10,123,509
USD	100,004,000	USD Put/CHF Call, Expires 03/01/16, Strike 0.93, (OTC) (CP-GS)	—
USD	51,243,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	7,584
USD	51,243,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.93, (OTC) (CP-JPM)	3,219,905
USD	51,331,000	USD Call/CHF Put, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	3,013,540
USD	51,331,000	USD Put/CHF Call, Expires 03/23/16, Strike 0.94, (OTC) (CP-JPM)	11,806

		Total Currency Options	29,564,578

Number of Contracts	Description	Value ($)
	Equity Options — 0.1%
853	Aetna, Inc., Put, Expires 01/20/17, Strike 100.00	784,760
643	Anthem Inc., Put, Expires 06/17/16, Strike 130.00	517,615
7,890	Halliburton Co., Put, Expires 04/15/16, Strike 30.00	725,880
17,978	Pfizer, Inc., Put, Expires 01/20/17, Strike 28.00	3,595,600
738	Western Digital Corp., Put, Expires 04/15/16, Strike 45.00	306,270

	Total Equity Options	5,930,125

Principal Amount		Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value ($)
			Options on Interest Rate Swaps — 0.5%
EUR	207,860,000	06/01/2016	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.93%	GS	$15,341,298	74,846
EUR	179,430,000	05/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	7,220,493	3,695,004
EUR	179,430,000	08/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	7,746,987	4,526,526
EUR	179,430,000	11/18/2017	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	MSCI	8,235,875	5,327,598
EUR	685,987,000	03/06/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	2.05%	GS	28,855,707	14,572,795
EUR	182,199,000	03/12/2018	Put-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Pay	1.83%	MSCI	8,544,361	5,299,414
GBP	33,061,000	03/11/2016	Put-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.34%	MSCI	3,616,956	—
GBP	33,061,000	03/11/2016	Call-OTC 31-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.34%	MSCI	3,616,956	9,649,088
GBP	83,484,000	02/09/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.61%	MSCI	3,811,005	412,035
GBP	65,613,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.95%	MSCI	4,332,620	234,884
GBP	163,153,000	02/17/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	GS	8,025,000	533,422
GBP	33,061,000	03/13/2017	Put-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.39%	MSCI	4,937,824	755,444
GBP	33,061,000	03/13/2017	Call-OTC 32-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.39%	MSCI	4,937,824	10,532,503
GBP	156,652,000	03/20/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.89%	GS	7,312,997	503,009
GBP	76,805,000	04/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.58%	GS	4,875,794	539,957
GBP	66,553,000	05/12/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.81%	MSCI	4,736,496	517,904
GBP	160,476,000	05/19/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.91%	GS	7,759,824	633,222
GBP	100,233,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.68%	MSCI	5,811,167	840,265
GBP	66,822,000	08/10/2017	Put-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Pay	3.00%	MSCI	3,670,211	438,524
USD	322,570,500	03/11/2016	Call-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Receive	2.75%	GS	9,733,565	11,063,523
USD	322,570,500	03/11/2016	Put-OTC 30-Year Interest Rate Swap	3 month USD LIBOR	Pay	2.75%	GS	9,733,565	129,996

					Total Options on Interest Rate Swaps				70,279,959

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Number of Contracts	Description	Value ($)
	Quanto Options — 0.2% (a)
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 07/19/19, Strike 3,000	676,125
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 07/26/19, Strike 3,000	679,329
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/02/19, Strike 3,000	681,759
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/09/19, Strike 3,000	682,978
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/16/19, Strike 3,000	686,251
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/23/19, Strike 3,000	689,365
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 08/30/19, Strike 3,000	692,428
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/06/19, Strike 3,000	695,649
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/13/19, Strike 3,000	698,885
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/20/19, Strike 3,000	702,150
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 09/27/19, Strike 3,000	703,418
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/04/19, Strike 3,000	706,629
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/11/19, Strike 3,000	708,273
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/18/19, Strike 3,000	711,435
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 10/25/19, Strike 3,000	714,206
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/01/19, Strike 3,000	716,199
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/08/19, Strike 3,000	715,452
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/15/19, Strike 3,000	718,529
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/22/19, Strike 3,000	721,627
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 11/29/19, Strike 3,000	724,319
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/06/19, Strike 3,000	726,902
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/13/19, Strike 3,000	729,996
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/20/19, Strike 3,000	732,390
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 12/27/19, Strike 3,000	735,341
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/03/20, Strike 3,000	738,214
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/10/20, Strike 3,000	740,862
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/17/20, Strike 3,000	743,664

Number of Contracts / Shares / Par Value ($)	Description	Value ($)
	Quanto Options — continued
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/24/20, Strike 3,000	746,782
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 01/31/20, Strike 3,000	745,928
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/07/20, Strike 3,000	749,037
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/14/20, Strike 3,000	751,508
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/21/20, Strike 3,000	754,611
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 02/28/20, Strike 3,000	757,941
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/06/20, Strike 3,000	760,995
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/13/20, Strike 3,000	764,047
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/20/20, Strike 3,000	767,147
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 03/27/20, Strike 3,000	768,460
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/03/20, Strike 3,000	768,525
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/09/20, Strike 3,000	770,172
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/17/20, Strike 3,000	772,305
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/24/20, Strike 3,000	771,501
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 04/30/20, Strike 3,000	760,719
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 05/08/20, Strike 3,000	744,362
2,241	Euro STOXX 50, (OTC) (CP-GS), Expires 05/15/20, Strike 3,000	739,009

	Total Quanto Options	32,065,424

	TOTAL OPTIONS PURCHASED (COST $280,350,119)	137,840,086

	SHORT-TERM INVESTMENTS — 21.8%

	Money Market Funds — 0.1%
12,683,261	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (e) (f)	12,683,261

	Repurchase Agreements — 5.8%
101,042,251	Barclays Bank plc Repurchase Agreement, dated 2/23/16, maturing on 3/1/16 with a maturity value of $101,047,864 and an effective yield of 0.25%, collateralized by a U.S. Treasury Note with maturity date 9/30/19 and a market value of $102,437,500.	101,042,251

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	Repurchase Agreements — continued
51,067,773	Barclays Bank plc Repurchase Agreement, dated 2/24/16, maturing on 3/2/16 with a maturity value of $51,071,064 and an effective yield of 0.29%, collateralized by a U.S. Treasury Note with maturity date 5/31/21 and a market value of $51,751,950.	51,067,773
204,899,423	Barclays Bank plc Repurchase Agreement, dated 2/25/16, maturing on 3/3/16 with a maturity value of $204,912,172 and an effective yield of 0.28%, collateralized by a U.S. Treasury Note with maturity date 8/31/21 and a market value of $206,789,000.	204,899,423
26,214,832	Mizuho Bank Ltd Repurchase Agreement, dated 2/23/16, maturing on 3/1/16 with a maturity value of $26,216,638 and an effective yield of 0.31%, collateralized by a U.S. Treasury Note with maturity date 5/15/24 and a market value of $26,654,300.	26,214,832
102,120,234	Mizuho Bank Ltd Repurchase Agreement, dated 2/24/16, maturing on 3/2/16 with a maturity value of $102,127,496 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 5/31/21 and a market value of $103,503,900.	102,120,234
25,055,625	Mizuho Bank Ltd Repurchase Agreement, dated 2/25/16, maturing on 3/4/16 with a maturity value of $25,057,629 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 7/31/19 and a market value of $25,513,675.	25,055,625
227,969,135	Mizuho Bank Ltd Repurchase Agreement, dated 2/26/16, maturing on 3/4/16 with a maturity value of $227,984,839 and an effective yield of 0.31%, collateralized by a U.S. Treasury Note with maturity date 6/30/20 and a market value of $231,591,825.	227,969,135
49,049,514	Mizuho Bank Ltd Repurchase Agreement, dated 2/29/16, maturing on 3/7/16 with a maturity value of $49,053,003 and an effective yield of 0.32%, collateralized by a U.S. Treasury Note with maturity date 4/15/20 and a market value of $49,925,800.	49,049,514

	TOTAL REPURCHASE AGREEMENTS (COST $787,418,787)	787,418,787

Shares / Par Value ($)	Description	Value ($)
	U.S. Government — 15.9%
25,000,000	Federal Home Loan Bank Discount Notes, due 03/14/16	24,997,475
25,000,000	Federal Home Loan Bank Discount Notes, due 03/24/16	24,995,525
25,000,000	Federal Home Loan Bank Discount Notes, due 04/13/16	24,990,300
25,000,000	Federal Home Loan Bank Discount Notes, due 04/15/16	24,989,850
25,000,000	Federal Home Loan Bank Discount Notes, due 04/18/16	24,989,175
25,000,000	Federal Home Loan Bank Discount Notes, due 04/27/16	24,987,125
125,000,000	U.S. Treasury Bill, 0.27%, due 04/28/16 (b) (g)	124,944,750
184,000,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (e) (g)	183,925,296
15,000,000	U.S. Treasury Bill, 0.29%, due 05/12/16 (g)	14,991,225
75,000,000	U.S. Treasury Bill, 0.30%, due 05/19/16 (g)	74,951,325
100,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (b) (g)	99,912,800
50,000,000	U.S. Treasury Bill, 0.32%, due 06/23/16 (b) (g)	49,949,500
65,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (b) (g)	64,925,900
35,000,000	U.S. Treasury Bill, 0.36%, due 07/07/16 (g)	34,956,215
125,000,000	U.S. Treasury Bill, 0.38%, due 07/21/16 (g)	124,813,500
50,000,000	U.S. Treasury Bill, 0.42%, due 07/28/16 (g)	49,914,600
25,000,000	U.S. Treasury Bill, 0.45%, due 08/11/16 (g)	24,949,275
100,000,000	U.S. Treasury Bill, 0.47%, due 08/18/16 (g)	99,782,200
150,000,000	U.S. Treasury Variable Rate, 0.38%, due 10/31/16	149,999,550
170,000,000	U.S. Treasury Note, 0.25%, due 04/15/16	169,993,710
50,000,000	U.S. Treasury Note, 0.25%, due 05/15/16	49,988,300
50,000,000	U.S. Treasury Note, 0.50%, due 07/31/16	49,997,550
135,000,000	U.S. Treasury Note, 0.50%, due 08/31/16	134,977,590
50,000,000	U.S. Treasury Note, 0.63%, due 07/15/16	50,024,400
25,000,000	U.S. Treasury Note, 0.63%, due 08/15/16	25,012,225
75,000,000	U.S. Treasury Note, 0.63%, due 11/15/16	74,994,150
25,000,000	U.S. Treasury Note, 0.63%, due 12/15/16	24,989,250
75,000,000	U.S. Treasury Note, 0.63%, due 12/31/16	74,964,825
120,000,000	U.S. Treasury Note, 0.88%, due 09/15/16	120,201,600
50,000,000	U.S. Treasury Note, 0.88%, due 11/30/16	50,087,900
100,000,000	U.S. Treasury Note, 3.25%, due 07/31/16	101,136,700

	Total U.S. Government	2,174,333,786

	TOTAL SHORT-TERM INVESTMENTS (COST $2,974,447,243)	2,974,435,834

	TOTAL INVESTMENTS — 99.9% (Cost $14,616,846,418)	13,644,195,107

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	SECURITIES SOLD SHORT — (1.5)%

	COMMON STOCKS — (1.5)%
	Canada — (0.1)%
(556,152)	Fortis Inc	(15,418,523)

	China — (0.0)%
(101,990)	Alibaba Group Holding Ltd. ADR *	(7,017,932)

	Japan — 0.0%
(363,660)	Yahoo Japan Corp	(1,432,853)

	United Kingdom — (0.2)%
(1)	Royal Dutch Shell Plc – Class B	(23)
(148,635)	Shire Plc ADR	(23,203,410)

	Total United Kingdom	(23,203,433)

	United States — (1.2)%
(49,017)	Aetna, Inc.	(5,324,717)
(29,541)	Anthem, Inc.	(3,860,713)
(111,454)	Ball Corp.	(7,381,598)
(1,894)	Endo International Plc *	(79,188)

Shares	Description	Value ($)
	United States — continued
(450,808)	Gaming and Leisure Properties, Inc. (REIT)	(11,806,662)
(819,362)	Huntington Bancshares, Inc.	(7,169,418)
(169,086)	Lam Research Corp.	(12,394,004)
(689,911)	Marriott International, Inc. – Class A	(47,017,435)
(602,540)	Newell Rubbermaid, Inc.	(22,902,545)
(244,042)	Nexstar Broadcasting Group, Inc. – Class A	(10,903,796)
(1,163,419)	Pfizer, Inc.	(34,518,641)
(26,177)	Western Digital Corp.	(1,139,485)

	Total United States	(164,498,202)

	TOTAL COMMON STOCKS (PROCEEDS $213,592,080)	(211,570,943)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $213,592,080)	(211,570,943)

	Other Assets and Liabilities (net) —1.6%	222,579,183

	TOTAL NET ASSETS — 100.0%	$13,655,203,347

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/24/2016	BCLY	BRL	196,762,277	USD	57,691,397	$8,973,183
03/03/2016	GS	CHF	46,312,800	USD	47,335,241	951,076
05/17/2016	BOA	CHF	46,883,173	USD	48,182,164	1,050,134
05/17/2016	GS	CHF	46,883,174	USD	48,229,401	1,097,370
09/11/2017	GS	CNH	5,802,509,058	USD	855,593,086	10,060,907
03/07/2016	BCLY	EUR	488,842,636	USD	538,974,500	7,120,479
03/07/2016	BOA	EUR	713,923,451	USD	779,969,907	3,231,073
03/07/2016	DB	EUR	449,233,983	USD	497,466,171	8,705,815
03/07/2016	GS	EUR	16,106,352	USD	17,470,721	(52,767)
03/07/2016	JPM	EUR	133,890,000	USD	147,090,089	1,419,622
03/07/2016	MSCI	EUR	16,350,390	USD	17,718,836	(70,162)
03/07/2016	SSB	EUR	8,884,000	USD	9,844,041	178,372
03/14/2016	GS	EUR	188,711,000	USD	201,552,784	(3,803,970)
03/14/2016	JPM	EUR	162,767,000	USD	176,662,419	(461,876)
03/16/2016	JPM	EUR	159,539,000	USD	170,707,527	(2,914,706)
03/27/2017	DB	EUR	7,250,000	USD	7,953,250	(56,566)
11/07/2017	GS	EUR	193,938,000	USD	212,934,227	(3,699,779)
12/22/2017	JPM	EUR	55,095,000	USD	60,857,937	(821,171)
03/07/2016	BOA	GBP	14,783,159	USD	20,907,970	331,918
03/07/2016	DB	GBP	55,599,374	USD	78,880,902	1,494,493
03/07/2016	MSCI	GBP	14,828,210	USD	21,032,251	393,494
03/07/2016	SSB	GBP	1,302,518	USD	1,851,337	38,417
04/18/2016	MSCI	NOK	9,021,134	USD	1,053,885	17,579
04/18/2016	BOA	SEK	21,535,404	USD	2,555,480	35,668
04/18/2016	SSB	SEK	107,030,748	USD	12,692,396	168,959

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
03/07/2016	BCLY	USD	535,379,847	EUR	484,640,000	$(8,098,235)
03/07/2016	BOA	USD	361,424,671	EUR	328,475,259	(4,048,136)
03/07/2016	BOA	USD	29,510,938	GBP	20,397,302	(1,120,798)
03/07/2016	DB	USD	471,471,982	EUR	428,542,675	(5,223,484)
03/07/2016	DB	USD	44,629,185	GBP	30,685,000	(1,920,035)
03/07/2016	GS	USD	227,926,283	EUR	207,561,337	(2,102,421)
03/07/2016	JPM	USD	106,477,206	EUR	97,130,000	(801,111)
03/07/2016	MSCI	USD	137,658,814	EUR	127,027,267	545,094
03/07/2016	MSCI	USD	1,023,000	GBP	723,631	(15,809)
03/07/2016	SSB	USD	51,000	EUR	46,235	(697)
03/14/2016	GS	USD	201,307,459	EUR	188,711,000	4,049,295
03/14/2016	JPM	USD	172,728,340	EUR	162,767,000	4,395,954
03/16/2016	JPM	USD	171,129,508	EUR	159,539,000	2,492,724
03/24/2016	JPM	USD	57,629,760	BRL	196,762,277	(8,911,546)
03/24/2016	JPM	USD	10,017,164	EUR	9,123,100	(86,284)
03/29/2016	GS	USD	6,327,627	EUR	5,774,000	(41,417)
03/29/2016	JPM	USD	6,178,680	EUR	5,601,400	(80,383)
04/11/2016	GS	USD	15,067,795	CAD	20,801,816	307,353
04/18/2016	BOA	USD	28,514,185	JPY	3,185,619,000	(219,214)
04/18/2016	GS	USD	28,529,379	JPY	3,185,619,000	(234,408)
09/11/2017	GS	USD	472,985,999	CNH	3,240,748,092	(749,460)
11/07/2017	GS	USD	214,049,371	EUR	193,938,000	2,584,636
12/22/2017	JPM	USD	61,316,438	EUR	55,095,000	362,670

						$14,471,850

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
98	U.S. Treasury Note 10 Yr. (CBT)	June 2016	$12,790,531	$4,701

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Value
Call	EUR	18,303,000	03/31/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.19% (OTC) (CP-JPM)	$2,946,531	$(547,551)
Call	EUR	18,158,000	06/03/2016	EUR Call/USD Put, One-Touch Binary Option, Strike 1.18% (OTC) (CP-JPM)	3,705,828	(1,925,936)

					$6,652,359	$(2,473,487)

Equity Options

Number of Contracts	Expiration Date	Description	Premiums	Value
Call 2,762	03/18/2016	Pfizer, Inc., Strike 36.00	$335,581	$(5,524)

Written Options on Interest Rate Swaps

Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value
EUR 207,860,000	06/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.93%	GS	$6,140,348	$(2,836,004)
EUR 208,280,000	07/07/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.99%	GS	5,558,025	(4,191,004)
EUR 225,263,000	09/01/2016	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.95%	GS	3,990,968	(5,385,763)
EUR 89,715,000	05/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	2,905,822	(4,955,365)
EUR 179,430,000	11/18/2017	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	MSCI	7,035,604	(11,965,722)
EUR 685,987,000	03/06/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	1.05%	GS	22,849,884	(40,690,843)
EUR 364,398,000	03/12/2018	Call-OTC 30-Year Interest Rate Swap	6 month EURIBOR	Receive	0.83%	MSCI	13,610,255	(17,136,827)
GBP 33,061,000	03/11/2016	Put-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.12%	MSCI	1,501,098	—
GBP 33,061,000	03/11/2016	Call-OTC 11-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.12%	MSCI	1,501,098	(3,739,258)
GBP 33,061,000	03/13/2017	Call-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Receive	2.25%	MSCI	2,118,326	(4,200,245)
GBP 33,061,000	03/13/2017	Put-OTC 12-Year Interest Rate Swap	6 month GBP LIBOR	Pay	2.25%	MSCI	2,118,326	(456,985)

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Written Options on Interest Rate Swaps — Continued

Principal Amount	Expiration Date	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Counterparty	Premiums	Value
GBP 156,652,000	03/20/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.89%	GS	$8,309,087	$(13,691,144)
GBP 76,805,000	04/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.58%	GS	3,953,523	(4,599,098)
GBP 66,553,000	05/12/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.81%	MSCI	4,070,106	(6,661,895)
GBP 66,822,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.50%	MSCI	3,119,679	(4,976,205)
GBP 100,233,000	08/10/2017	Call-OTC 30-Year Interest Rate Swap	6 month GBP LIBOR	Receive	1.68%	MSCI	4,939,493	(7,470,586)

							$93,721,642	$(132,956,944)

Swap Contracts

Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
162,468,000	USD	2/13/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	$1,340,666
81,876,000	USD	2/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	571,925
87,044,000	USD	3/5/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	527,108
75,627,000	USD	3/12/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	395,207
184,405,000	USD	3/23/2025	JPM	SIFMA Municipal Swap	3 Month USD LIBOR	1,104,996

						$3,939,902

					Premiums to (Pay) Receive	$—

Correlation Swaps

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation/ (Depreciation)
323,914	USD	7/19/2019	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 30% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS)(a)	$(5,808,686)
127,300	USD	1/6/2020	If the realized correlation of the Euro STOXX 50 and the EUR/USD FX rate minus the strike price of 40% is positive, Fund receives the difference; if negative, Fund pays the difference. (CP-GS)(a)	(1,046,222)

				$(6,854,908)

			Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
41,800,000	USD	9/20/2020	CSI	(Pay)	1.00%	0.81%	MetLife Inc.	NA	$595,637
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	201,699
5,680,000	EUR	9/20/2020	BOA	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	201,699
6,100,000	USD	9/20/2020	CITI	(Pay)	1.00%	0.81%	MetLife Inc.	NA	86,923
6,340,000	USD	9/20/2020	BCLY	(Pay)	1.00%	0.81%	MetLife Inc.	NA	90,343
5,680,000	EUR	9/20/2020	BCLY	(Pay)	1.00%	0.84%	Assiurazioni Generali SpA	NA	201,699
11,008,800	USD	12/20/2020	GS	(Pay)	1.00%	0.86%	MetLife Inc.	NA	196,242
28,226,000	EUR	12/20/2020	BCLY	(Pay)	1.00%	0.87%	Assiurazioni Generali SpA	NA	1,089,333
18,392,000	EUR	12/20/2020	BOA	(Pay)	1.00%	0.87%	Assiurazioni Generali SpA	NA	709,807
5,000,000	USD	12/20/2020	GS	(Pay)	1.00%	6.27%	Weatherford International Ltd.	NA	1,517,046
32,420,000	USD	12/20/2018	GS	(Pay)	5.00%	12.91%	Sears Roebuck Acceptance Corp.	NA	7,362,937
10,008,000	USD	12/20/2020	JPM	(Pay)	1.00%	0.85%	Prudential Financial	NA	178,404
30,024,000	USD	12/20/2020	BCLY	(Pay)	1.00%	0.85%	Prudential Financial	NA	535,212
34,694,000	USD	12/20/2020	MSCI	(Pay)	1.00%	0.85%	Prudential Financial	NA	618,461
20,685,000	USD	12/20/2020	CSI	(Pay)	1.00%	0.85%	Prudential Financial	NA	368,734
24,020,000	USD	12/20/2020	CSI	(Pay)	1.00%	0.86%	MetLife Inc.	NA	428,178
6,005,000	USD	12/20/2020	MSCI	(Pay)	1.00%	1.43%	MetLife Inc.	NA	107,045
4,687,000	EUR	12/20/2020	BCLY	(Pay)	1.00%	0.81%	AXA SA	NA	(55,757)
4,686,000	EUR	12/20/2020	CSI	(Pay)	1.00%	1.81%	Assiurazioni Generali SpA	NA	180,848

									$14,614,490

							Premiums to (Pay) Receive		$(6,394,864)

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. (Pay)—Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	As of February 29, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Cross-Currency Basis Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
6,339,331,000	JPY	1/19/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(156,470	) (a)
6,339,287,000	JPY	1/22/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(157,512	) (a)
6,339,287,000	JPY	1/25/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(159,044	) (a)
6,339,287,000	JPY	1/26/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(159,228	) (a)
6,339,287,000	JPY	1/28/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(163,609	) (a)
6,339,287,000	JPY	2/1/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(163,914	) (a)
6,339,287,000	JPY	2/2/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(160,521	) (a)
6,339,287,000	JPY	2/5/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(160,085	) (a)

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Cross-Currency Basis Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
6,339,287,000	JPY	2/8/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	$(160,786	) (a)
6,339,287,000	JPY	2/9/2018	GS	3 Month JPY LIBOR plus a spread of (0.62)%	3 Month USD LIBOR	(160,278	) (a)

						$(1,601,447)

				Premiums to (Pay) Receive		$(340,185)

Forward Starting Cross-Currency Basis Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
68,484,166,000	JPY	3/9/2016	3/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,166,160)
67,981,538,000	JPY	3/10/2016	3/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,395,148)
53,486,408,000	JPY	3/11/2016	3/11/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,910,381)
111,120,665,000	JPY	3/14/2016	3/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(4,024,976)
10,461,570,000	JPY	11/1/2016	11/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325,075)
10,461,570,000	JPY	11/2/2016	11/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325,409)
10,461,570,000	JPY	11/3/2016	11/3/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(338,603)
10,461,570,000	JPY	11/7/2016	11/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(314,814)
10,461,570,000	JPY	11/8/2016	11/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(328,751)
6,340,350,000	JPY	11/9/2016	11/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(184,406)
6,340,350,000	JPY	11/10/2016	11/10/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(196,032)
6,340,350,000	JPY	11/14/2016	11/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185,287)
6,340,350,000	JPY	11/15/2016	11/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(185,886)
6,340,350,000	JPY	11/16/2016	11/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(186,196)
9,450,000,000	JPY	11/17/2016	11/17/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325,313)
9,450,000,000	JPY	11/18/2016	11/18/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320,788)
9,450,000,000	JPY	11/21/2016	11/21/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(315,297)
9,450,000,000	JPY	11/22/2016	11/22/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(320,200)
9,450,000,000	JPY	11/25/2016	11/25/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(323,618)
7,875,000,000	JPY	11/28/2016	11/28/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(232,099)
7,875,000,000	JPY	11/29/2016	11/29/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(232,272)
7,875,000,000	JPY	11/30/2016	11/30/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(232,457)
7,875,000,000	JPY	12/1/2016	12/1/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241,994)
7,875,000,000	JPY	12/2/2016	12/2/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(238,104)
7,875,000,000	JPY	12/5/2016	12/5/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(247,755)
7,875,000,000	JPY	12/6/2016	12/6/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(248,139)
7,875,000,000	JPY	12/7/2016	12/7/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(248,573)
7,875,000,000	JPY	12/8/2016	12/8/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(258,508)
7,875,000,000	JPY	12/9/2016	12/9/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(254,682)
9,450,000,000	JPY	12/12/2016	12/12/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(325,800)
9,450,000,000	JPY	12/13/2016	12/13/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(326,169)
9,450,000,000	JPY	12/14/2016	12/14/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(326,787)
9,450,000,000	JPY	12/15/2016	12/15/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(338,644)
9,450,000,000	JPY	12/16/2016	12/16/2018	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(334,125)
6,340,350,000	JPY	1/10/2017	1/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(209,903)
6,340,350,000	JPY	1/11/2017	1/11/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(210,291)
6,340,350,000	JPY	1/12/2017	1/12/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(218,150)
6,340,350,000	JPY	1/13/2017	1/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(214,914)

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
6,340,350,000	JPY	1/17/2017	1/17/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(212,441)
6,290,160,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(237,066)
10,461,570,000	JPY	1/18/2017	1/18/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(374,052)
10,461,570,000	JPY	1/19/2017	1/19/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(393,746)
10,461,570,000	JPY	1/20/2017	1/20/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(388,333)
10,461,570,000	JPY	1/23/2017	1/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(376,743)
6,290,160,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(239,159)
10,461,570,000	JPY	1/24/2017	1/24/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(377,293)
6,290,160,000	JPY	1/25/2017	1/25/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(239,347)
6,290,160,000	JPY	1/26/2017	1/26/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(247,334)
6,290,160,000	JPY	1/30/2017	1/30/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(241,252)
6,349,345,000	JPY	1/31/2017	1/31/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(289,847)
6,349,345,000	JPY	2/1/2017	2/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(290,125)
6,349,345,000	JPY	2/2/2017	2/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(297,883)
6,349,345,000	JPY	2/6/2017	2/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(291,598)
6,349,345,000	JPY	2/7/2017	2/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(291,711)
6,349,345,000	JPY	2/8/2017	2/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(291,825)
6,349,345,000	JPY	2/9/2017	2/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(299,635)
6,349,345,000	JPY	2/13/2017	2/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293,577)
6,349,345,000	JPY	2/14/2017	2/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293,693)
6,349,345,000	JPY	2/15/2017	2/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(293,998)
155,831,700,000	JPY	2/17/2017	2/17/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	602,042
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165,229)
3,439,268,600	JPY	2/21/2017	2/21/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165,229)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165,293)
3,439,268,600	JPY	2/22/2017	2/22/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(165,293)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(169,542)
3,439,268,600	JPY	2/23/2017	2/23/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(169,542)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,288)
3,439,268,600	JPY	2/27/2017	2/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,288)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,451)
3,439,268,600	JPY	3/1/2017	3/1/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,451)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,846)
3,439,268,600	JPY	3/2/2017	3/2/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,846)
33,334,890,000	JPY	3/3/2017	3/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(1,701,320)
58,847,595,000	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(2,975,977)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,318)
3,439,268,600	JPY	3/6/2017	3/6/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,318)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,235)
3,439,268,600	JPY	3/7/2017	3/7/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,235)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,157)
3,439,268,600	JPY	3/8/2017	3/8/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(166,157)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(170,324)

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
3,439,268,600	JPY	3/9/2017	3/9/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(170,324)
5,751,480,600	JPY	3/10/2017	3/10/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(315,801)
5,751,480,600	JPY	3/13/2017	3/13/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,800)
5,751,480,600	JPY	3/14/2017	3/14/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,694)
5,751,480,600	JPY	3/15/2017	3/15/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,547)
5,751,480,600	JPY	3/16/2017	3/16/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(318,542)
5,751,480,600	JPY	3/27/2017	3/27/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(310,987)
5,751,480,600	JPY	3/28/2017	3/28/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,039)
5,751,480,600	JPY	3/29/2017	3/29/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(311,067)
5,751,480,600	JPY	4/3/2017	4/3/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(310,765)
5,751,480,600	JPY	4/4/2017	4/4/2019	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(310,836)
34,460,000,000	JPY	12/15/2017	12/15/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	609,209
233,410,000,000	JPY	12/21/2017	12/21/2019	GS	3 Month USD LIBOR	3 Month JPY LIBOR	5,574,560
6,405,594,000	JPY	1/9/2018	1/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(406,739)
6,405,594,000	JPY	1/10/2018	1/10/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(407,093)
6,405,594,000	JPY	1/16/2018	1/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(408,084)
6,405,594,000	JPY	1/17/2018	1/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(408,439)
6,405,594,000	JPY	1/23/2018	1/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(409,682)
8,044,436,000	JPY	1/24/2018	1/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(556,782)
8,044,436,000	JPY	1/25/2018	1/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(567,829)
8,044,436,000	JPY	1/29/2018	1/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(558,405)
8,044,436,000	JPY	1/30/2018	1/30/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(558,652)
8,044,436,000	JPY	1/31/2018	1/31/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(558,900)
8,044,436,000	JPY	2/1/2018	2/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(569,976)
8,106,057,000	JPY	2/5/2018	2/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617,118)
8,106,057,000	JPY	2/6/2018	2/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617,371)
8,106,057,000	JPY	2/7/2018	2/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(617,625)
8,106,057,000	JPY	2/8/2018	2/8/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(628,907)
8,106,057,000	JPY	2/14/2018	2/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(620,251)
8,106,057,000	JPY	2/20/2018	2/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(622,841)
6,405,594,000	JPY	2/21/2018	2/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(517,375)
6,405,594,000	JPY	2/22/2018	2/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(526,487)
6,405,594,000	JPY	2/26/2018	2/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(519,394)
6,405,594,000	JPY	2/27/2018	2/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(519,720)
6,405,594,000	JPY	2/28/2018	2/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(520,289)
6,405,594,000	JPY	3/1/2018	3/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(525,820)
533,227,500	EUR	3/2/2018	3/2/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	2,698,792
6,405,594,000	JPY	3/5/2018	3/5/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(522,100)
793,835,000	EUR	3/6/2017	3/6/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	5,236,657
6,405,594,000	JPY	3/6/2018	3/6/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(522,251)
6,405,594,000	JPY	3/7/2018	3/7/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(530,747)
6,405,594,000	JPY	3/9/2018	3/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(522,822)
499,540,000	EUR	3/10/2017	3/10/2020	GS	3 Month USD LIBOR	3 Month EURIBOR	2,785,899

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Forward Starting Cross-Currency Basis Swaps — Continued

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays (1)	Fund Receives (2)	Net Unrealized Appreciation/ (Depreciation)
7,902,772,000	JPY	3/12/2018	3/12/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	$(611,890)
7,902,772,000	JPY	3/13/2018	3/13/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(612,069)
7,902,772,000	JPY	3/14/2018	3/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(622,415)
7,902,772,000	JPY	3/19/2018	3/19/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(613,022)
7,902,772,000	JPY	3/26/2018	3/26/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(614,122)
7,902,772,000	JPY	3/27/2018	3/27/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(614,292)
7,902,772,000	JPY	3/28/2018	3/28/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(625,117)
7,902,772,000	JPY	4/3/2018	4/3/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(615,019)
7,902,772,000	JPY	4/9/2018	4/9/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(562,328)
7,902,772,000	JPY	4/16/2018	4/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(563,388)
7,902,772,000	JPY	4/17/2018	4/17/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(563,698)
7,902,772,000	JPY	4/20/2018	4/20/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(564,237)
7,902,772,000	JPY	4/23/2018	4/23/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(564,743)
7,902,772,000	JPY	4/24/2018	4/24/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(564,907)
7,902,772,000	JPY	4/25/2018	4/25/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(575,504)
7,604,760,000	JPY	5/11/2018	5/11/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(466,995)
7,604,760,000	JPY	5/14/2018	5/14/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(467,505)
7,604,760,000	JPY	5/15/2018	5/15/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(467,801)
7,604,760,000	JPY	5/16/2018	5/16/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(478,352)
7,604,760,000	JPY	5/21/2018	5/21/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(469,027)
7,604,760,000	JPY	5/22/2018	5/22/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(469,177)
7,604,760,000	JPY	5/29/2018	5/29/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(470,979)
7,604,760,000	JPY	6/1/2018	6/1/2020	GS	3 Month JPY LIBOR	3 Month USD LIBOR	(471,719)
926,612,000	EUR	1/27/2021	1/27/2024	GS	3 Month USD LIBOR	3 Month EURIBOR	9,254,482
113,346,000	EUR	1/14/2022	1/14/2025	GS	3 Month EURIBOR	3 Month USD LIBOR	(567,815)
561,142,000	EUR	1/23/2020	1/23/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	10,178,205
456,632,000	EUR	1/24/2022	1/24/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	5,637,924
548,210,000	EUR	1/29/2020	1/29/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	9,150,258
273,688,000	EUR	1/30/2020	1/30/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	4,780,289
413,519,000	EUR	2/3/2020	2/3/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	7,469,046
358,640,000	EUR	2/11/2020	2/11/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	6,175,382
113,346,000	EUR	3/10/2022	3/10/2025	GS	3 Month USD LIBOR	3 Month EURIBOR	679,004
202,720,000	EUR	2/11/2021	2/11/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(1,518,122)
101,920,000	EUR	2/12/2021	2/12/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(800,201)
260,900,000	EUR	2/18/2021	2/18/2026	GS	3 Month EURIBOR	3 Month USD LIBOR	(1,432,419)

							$2,484,082

					Premiums to (Pay) Receive		$(15,912,979)

(1)	For JPY LIBOR, Fund pays 3 month JPY LIBOR adjusted by a spread. Spreads range from (0.58)% to (1.00)%
(2)	For EURIBOR, Fund receives 3 month EURIBOR adjusted by a spread. Spreads range from (0.16)% to (0.41)%

76	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
42,758,000	USD	1/22/2020	CSS (h)	(Pay)	1.46%	3 Month USD LIBOR	$(693,012)
112,896,000	DKK	2/25/2020	CSS (h)	Receive	0.39%	6 Month DKK CIBOR	108,303
1,001,081,000	DKK	2/27/2020	CSS (h)	Receive	0.32%	6 Month DKK CIBOR	590,400
1,095,195,000	DKK	3/2/2020	CSS (h)	Receive	0.34%	6 Month DKK CIBOR	773,847
1,120,061,000	DKK	3/2/2020	CSS (h)	Receive	0.33%	6 Month DKK CIBOR	678,391
346,006,000	DKK	3/6/2020	CSS (h)	Receive	0.36%	6 Month DKK CIBOR	273,204
628,298,000	DKK	3/9/2020	CSS (h)	Receive	0.38%	6 Month DKK CIBOR	555,721
654,788,000	DKK	3/10/2020	CSS (h)	Receive	0.41%	6 Month DKK CIBOR	704,988
696,937,000	DKK	3/20/2020	CSS (h)	Receive	0.37%	6 Month DKK CIBOR	563,962
333,368,000	DKK	6/10/2020	CSS (h)	(Pay)	0.77%	6 Month DKK CIBOR	(1,084,255)
582,512,000	DKK	6/11/2020	CSS (h)	(Pay)	0.80%	6 Month DKK CIBOR	(2,008,893)
1,023,899,000	DKK	6/12/2020	CSS (h)	(Pay)	0.87%	6 Month DKK CIBOR	(3,948,947)
590,636,000	DKK	8/13/2020	JPMF (h)	(Pay)	0.70%	6 Month DKK CIBOR	(1,653,608)
245,975,000	EUR	12/16/2020	JPMF (h)	Receive	0.37%	6 Month EURIBOR	5,376,736
38,000,000	EUR	12/16/2020	JPMF (h)	(Pay)	0.31%	6 Month EURIBOR	(718,231)
3,200,000	USD	12/16/2020	JPMF (h)	(Pay)	1.52%	3 Month USD LIBOR	(58,562)
79,246,000	AUD	6/16/2021	JPMF (h)	Receive	2.63%	6 Month AUD BBSW	1,027,086
78,856,000	AUD	6/16/2021	JPMF (h)	Receive	2.59%	6 Month AUD BBSW	928,284
61,088,000	AUD	6/16/2021	JPMF (h)	Receive	2.55%	6 Month AUD BBSW	636,123
25,540,000	GBP	6/16/2021	JPMF (h)	Receive	1.21%	6 Month GBP LIBOR	557,313
556,828,000	SEK	6/16/2021	JPMF (h)	Receive	0.51%	3 Month SEK STIBOR	585,473
593,729,000	SEK	6/16/2021	JPMF (h)	Receive	0.51%	3 Month SEK STIBOR	636,427
850,976,000	SEK	6/16/2021	JPMF (h)	Receive	0.50%	3 Month SEK STIBOR	869,867
602,259,000	SEK	6/16/2021	JPMF (h)	Receive	0.49%	3 Month SEK STIBOR	567,194
254,551,000	SEK	6/16/2021	JPMF (h)	Receive	0.42%	3 Month SEK STIBOR	144,818
901,298,000	MXN	10/11/2024	JPMF (h)	Receive	6.18%	TIIE	684,327
654,209,000	MXN	10/16/2024	JPMF (h)	Receive	6.03%	TIIE	95,691
1,043,900,000	MXN	10/25/2024	JPMF (h)	Receive	6.19%	TIIE	800,459
785,300,000	MXN	10/28/2024	JPMF (h)	Receive	6.13%	TIIE	410,229
95,100,000	AUD	11/6/2024	JPMF (h)	Receive	4.35%	6 Month AUD BBSW	4,940,155
261,500,000	AUD	11/7/2024	JPMF (h)	Receive	4.31%	6 Month AUD BBSW	13,286,531
57,506,000	AUD	11/11/2024	JPMF (h)	Receive	4.33%	6 Month AUD BBSW	2,960,195
217,000,000	AUD	11/13/2024	JPMF (h)	Receive	4.31%	6 Month AUD BBSW	10,981,163
203,372,000	AUD	5/7/2025	JPMF (h)	Receive	3.76%	6 Month AUD BBSW	6,243,593
184,419,000	AUD	5/8/2025	JPMF (h)	Receive	3.78%	6 Month AUD BBSW	5,790,097
91,000,000	AUD	5/8/2025	JPMF (h)	Receive	3.80%	6 Month AUD BBSW	2,907,083
100,414,000	AUD	5/11/2025	JPMF (h)	Receive	3.71%	6 Month AUD BBSW	2,926,193
106,281,000	AUD	6/10/2025	JPMF (h)	(Pay)	4.01%	6 Month AUD BBSW	(4,067,489)
364,272,000	AUD	6/10/2025	JPMF (h)	(Pay)	3.99%	6 Month AUD BBSW	(13,689,942)
101,476,000	AUD	6/22/2025	JPMF (h)	(Pay)	4.01%	6 Month AUD BBSW	(3,844,822)
144,107,000	AUD	7/1/2025	JPMF (h)	(Pay)	4.00%	6 Month AUD BBSW	(5,416,731)
89,117,000	AUD	7/9/2025	JPMF (h)	(Pay)	3.87%	6 Month AUD BBSW	(2,971,100)
84,388,000	AUD	7/10/2025	JPMF (h)	(Pay)	3.80%	6 Month AUD BBSW	(2,634,387)

See accompanying notes to the financial statements.	77

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
50,265,000	AUD	7/29/2025	JPMF (h)	(Pay)	3.71%	6 Month AUD BBSW	$(1,409,550)
394,543,000	MXN	7/30/2025	JPMF (h)	(Pay)	6.29%	TIIE	(345,177)
143,920,000	AUD	8/5/2025	JPMF (h)	(Pay)	3.70%	6 Month AUD BBSW	(3,994,278)
143,429,000	AUD	8/13/2025	JPMF (h)	(Pay)	3.69%	6 Month AUD BBSW	(3,921,357)
145,544,000	EUR	11/24/2025	JPMF (h)	Receive	0.81%	6 Month EURIBOR	5,309,079
133,882,500	EUR	12/16/2025	JPMF (h)	Receive	0.69%	6 Month EURIBOR	3,063,645
60,188,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.65%	6 Month EURIBOR	(2,179,922)
550,000,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.83%	6 Month EURIBOR	(25,306,486)
500,000,000	EUR	12/17/2025	JPMF (h)	Receive	1.86%	6 Month EURIBOR	23,876,406
31,954,000	EUR	12/17/2025	JPMF (h)	Receive	1.70%	6 Month EURIBOR	1,247,731
61,000,000	EUR	12/17/2025	JPMF (h)	(Pay)	1.66%	6 Month EURIBOR	(2,232,564)
85,000,000	GBP	12/17/2025	JPMF (h)	(Pay)	2.40%	6 Month GBP LIBOR	(4,029,032)
49,593,000	GBP	12/17/2025	JPMF (h)	Receive	1.86%	6 Month GBP LIBOR	595,802
22,000,000	USD	12/17/2025	JPMF (h)	(Pay)	2.79%	3 Month USD LIBOR	(755,548)
368,508,000	MXN	1/5/2026	JPMF (h)	Receive	6.26%	TIIE	209,118
506,126,000	MXN	1/5/2026	JPMF (h)	Receive	6.24%	TIIE	253,385
363,241,000	MXN	1/8/2026	JPMF (h)	Receive	6.29%	TIIE	249,664
539,832,000	MXN	1/27/2026	JPMF (h)	Receive	6.05%	TIIE	(219,072)
60,982,000	AUD	6/17/2026	JPMF (h)	Receive	3.06%	6 Month AUD BBSW	1,958,621
48,121,000	AUD	6/17/2026	JPMF (h)	Receive	3.05%	6 Month AUD BBSW	1,514,475
30,366,000	GBP	6/17/2026	JPMF (h)	Receive	1.95%	6 Month GBP LIBOR	394,157
51,139,000	GBP	6/17/2026	JPMF (h)	Receive	1.80%	6 Month GBP LIBOR	157,513
91,625,000	GBP	6/17/2026	JPMF (h)	(Pay)	2.08%	6 Month GBP LIBOR	(1,994,284)
9,226,000	GBP	2/17/2027	JPMF (h)	(Pay)	1.39%	6 Month GBP LIBOR	67,540
14,379,000	EUR	8/21/2027	JPMF (h)	(Pay)	0.79%	6 Month EURIBOR	(77,341)
800,000,000	EUR	12/18/2030	JPMF (h)	Receive	2.34%	6 Month EURIBOR	33,830,195
19,039,000	GBP	12/18/2030	JPMF (h)	Receive	2.61%	6 Month GBP LIBOR	796,710
52,000,000	GBP	12/18/2030	JPMF (h)	Receive	2.52%	6 Month GBP LIBOR	1,882,917
44,700,000	USD	12/18/2030	JPMF (h)	Receive	3.01%	3 Month USD LIBOR	1,033,883
11,641,000	EUR	12/17/2031	JPMF (h)	(Pay)	0.94%	6 Month EURIBOR	(62,021)
9,353,000	GBP	12/17/2031	JPMF (h)	(Pay)	1.55%	6 Month GBP LIBOR	74,436
6,682,000	GBP	2/9/2032	JPMF (h)	(Pay)	1.61%	6 Month GBP LIBOR	(85,380)
15,145,000	GBP	3/17/2032	JPMF (h)	(Pay)	1.63%	6 Month GBP LIBOR	(217,735)
17,061,000	GBP	6/16/2032	JPMF (h)	(Pay)	1.67%	6 Month GBP LIBOR	(320,532)
16,276,000	CHF	1/13/2035	CSS (h)	(Pay)	1.22%	6 Month CHF LIBOR	(1,017,865)
16,251,000	CHF	1/15/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(1,234,466)
65,545,000	CHF	1/16/2035	CSS (h)	(Pay)	1.35%	6 Month CHF LIBOR	(4,978,536)
6,576,000	CHF	3/4/2035	CSS (h)	(Pay)	1.14%	6 Month CHF LIBOR	(362,276)
19,160,000	CHF	9/15/2035	JPMF (h)	Receive	1.23%	6 Month CHF LIBOR	1,204,077
64,446,000	USD	11/15/2041	CSS (h)	(Pay)	2.38%	3 Month USD LIBOR	(4,068,129)
112,789,000	USD	11/15/2041	JPMF (h)	(Pay)	2.51%	3 Month USD LIBOR	(10,314,272)
91,298,000	USD	11/15/2041	JPMF (h)	(Pay)	2.44%	3 Month USD LIBOR	(7,001,453)
145,544,000	EUR	11/24/2045	JPMF (h)	(Pay)	1.28%	6 Month EURIBOR	(12,779,891)

78	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
26,622,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.87%	6 Month EURIBOR	$(2,478,414)
45,389,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.87%	6 Month EURIBOR	(4,250,320)
56,940,000	EUR	12/20/2045	JPMF (h)	Receive	1.77%	6 Month EURIBOR	4,520,385
77,444,000	EUR	12/20/2045	JPMF (h)	Receive	1.59%	6 Month EURIBOR	4,313,352
69,168,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.89%	6 Month EURIBOR	(6,611,474)
42,578,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.84%	6 Month EURIBOR	(3,807,059)
29,336,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.80%	6 Month EURIBOR	(2,472,992)
800,000,000	EUR	12/20/2045	JPMF (h)	Receive	1.94%	6 Month EURIBOR	82,442,774
33,061,000	EUR	12/20/2045	JPMF (h)	Receive	1.84%	6 Month EURIBOR	2,933,561
49,122,000	EUR	12/20/2045	JPMF (h)	Receive	1.80%	6 Month EURIBOR	4,124,179
64,195,000	EUR	12/20/2045	JPMF (h)	Receive	1.85%	6 Month EURIBOR	5,836,232
54,880,000	EUR	12/20/2045	JPMF (h)	Receive	1.85%	6 Month EURIBOR	4,981,882
38,063,000	EUR	12/20/2045	JPMF (h)	Receive	1.90%	6 Month EURIBOR	3,688,898
68,137,000	EUR	12/20/2045	JPMF (h)	(Pay)	1.49%	6 Month EURIBOR	(10,052,663)
31,390,000	EUR	12/20/2045	JPMF (h)	Receive	1.19%	6 Month EURIBOR	15,157
19,165,000	EUR	12/20/2045	JPMF (h)	Receive	1.36%	6 Month EURIBOR	453,642
13,300,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.07%	6 Month GBP LIBOR	(1,067,919)
25,777,000	GBP	12/20/2045	JPMF (h)	Receive	2.06%	6 Month GBP LIBOR	2,047,493
15,680,000	GBP	12/20/2045	JPMF (h)	Receive	2.23%	6 Month GBP LIBOR	1,659,138
46,994,000	GBP	12/20/2045	JPMF (h)	Receive	2.03%	6 Month GBP LIBOR	3,478,185
30,312,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.25%	6 Month GBP LIBOR	(3,278,785)
25,928,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.28%	6 Month GBP LIBOR	(2,967,438)
48,659,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.30%	6 Month GBP LIBOR	(5,679,777)
23,392,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.38%	6 Month GBP LIBOR	(3,026,158)
10,604,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.20%	6 Month GBP LIBOR	(1,067,917)
246,000,000	GBP	12/20/2045	JPMF (h)	Receive	2.24%	6 Month GBP LIBOR	26,416,150
26,427,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.00%	6 Month GBP LIBOR	(1,841,830)
714,000	GBP	12/20/2045	JPMF (h)	Receive	2.20%	6 Month GBP LIBOR	72,186
4,873,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.15%	6 Month GBP LIBOR	(454,406)
13,883,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.16%	6 Month GBP LIBOR	(1,315,298)
22,986,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.20%	6 Month GBP LIBOR	(2,306,772)
16,852,000	GBP	12/20/2045	JPMF (h)	Receive	2.22%	6 Month GBP LIBOR	1,759,334
18,035,000	GBP	12/20/2045	JPMF (h)	Receive	1.75%	6 Month GBP LIBOR	559,551
26,525,000	GBP	12/20/2045	JPMF (h)	Receive	1.69%	6 Month GBP LIBOR	536,597
64,009,000	GBP	12/20/2045	JPMF (h)	Receive	1.70%	6 Month GBP LIBOR	1,425,563
52,539,000	GBP	12/20/2045	JPMF (h)	Receive	1.61%	6 Month GBP LIBOR	460,585
35,815,000	GBP	12/20/2045	JPMF (h)	Receive	1.74%	6 Month GBP LIBOR	1,019,799
17,434,000	GBP	12/20/2045	JPMF (h)	(Pay)	2.00%	6 Month GBP LIBOR	(1,201,374)
44,600,000	USD	12/20/2045	JPMF (h)	Receive	2.92%	3 Month USD LIBOR	2,135,111
45,501,000	USD	3/21/2046	JPMF (h)	Receive	2.53%	3 Month USD LIBOR	398,336
48,818,000	USD	3/21/2046	JPMF (h)	(Pay)	2.45%	3 Month USD LIBOR	(17,816)
44,386,000	USD	3/21/2046	JPMF (h)	(Pay)	2.39%	3 Month USD LIBOR	252,989
50,279,000	USD	3/21/2046	JPMF (h)	Receive	2.50%	3 Month USD LIBOR	272,455

See accompanying notes to the financial statements.	79

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Interest Rate Swaps — Continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
89,915,000	USD	3/21/2046	JPMF (h)	(Pay)	2.32%	3 Month USD LIBOR	$1,187,310
24,121,000	USD	3/21/2046	JPMF (h)	(Pay)	2.43%	3 Month USD LIBOR	39,959
112,121,000	USD	3/21/2046	JPMF (h)	(Pay)	2.48%	3 Month USD LIBOR	(409,241)
48,055,000	USD	3/21/2046	JPMF (h)	Receive	2.54%	3 Month USD LIBOR	430,410
48,055,000	USD	3/21/2046	JPMF (h)	(Pay)	2.46%	3 Month USD LIBOR	(66,111)
131,499,000	USD	3/21/2046	JPMF (h)	(Pay)	2.68%	3 Month USD LIBOR	(3,133,258)
78,967,000	EUR	12/19/2046	JPMF (h)	(Pay)	1.13%	6 Month EURIBOR	177,531
66,762,000	GBP	12/19/2046	JPMF (h)	(Pay)	1.54%	6 Month GBP LIBOR	155,238
38,421,000	GBP	2/9/2047	JPMF (h)	(Pay)	1.61%	6 Month GBP LIBOR	(585,610)
41,186,000	GBP	2/17/2047	JPMF (h)	(Pay)	1.63%	6 Month GBP LIBOR	273,828
94,237,000	GBP	3/20/2047	JPMF (h)	(Pay)	1.59%	6 Month GBP LIBOR	(1,182,725)
95,147,000	GBP	6/19/2047	JPMF (h)	(Pay)	1.63%	6 Month GBP LIBOR	(1,893,761)
75,486,000	EUR	8/23/2047	JPMF (h)	(Pay)	1.25%	6 Month EURIBOR	(255,000)

							$110,269,753

						Premiums to (Pay) Receive	$(1,511,015)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
16,937,431	USD	3/22/2016	MSCI	1 day Federal Funds rate minus 4.00%	Total return of Ubiquiti Networks Inc.	$(167,622)

				Premiums to (Pay) Receive		$—

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(b)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 2).

(c)	Security is in default.

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).
(e)	All or a portion of this security is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(f)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(g)	The rate shown represents yield-to-maturity.

(h)	Swap was cleared through the CME Group.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

80	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO International Developed Equity Allocation Fund returned -20.09% (net) for the fiscal year ended February 29, 2016, as compared with -15.18% for the MSCI EAFE Index.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposure to European value stocks was the largest detractor from relative performance, outweighing the positive impact from owning Japanese value stocks. The Fund’s emerging markets exposure also had a negative impact.

Among countries, having an overweight in Canada was the largest detractor from relative performance which outweighed the positive impact from being underweight Australia. The Fund’s emerging markets exposure also detracted. Both sector allocation and stock selection had negative impacts. By sector, an overweight position in Energy and underweight in Consumer Staples detracted from relative performance, which outweighed the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.K. energy company Royal Dutch Shell, and German chemical company BASF. Top stock contributors included overweight positions in Japanese telecoms Nippon Telegraph and Telephone and NTT DoCoMo and an underweight position in Swiss pharmaceutical Novartis.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

82

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Developed Equity Allocation Fund Class III Shares and the MSCI EAFE Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .08% on the purchase and .08% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

83

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.4%
Short-Term Investments	3.6
Preferred Stocks	1.5
Investment Funds	0.1
Futures Contracts	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Written Options	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary**	% of Investments
Japan	23.3%
United Kingdom	15.2
Germany	10.6
France	10.5
Canada	5.0
Other Emerging***	4.4
Switzerland	3.8
Australia	3.4
Other Developed****	3.1
Hong Kong	2.8
Netherlands	2.6
Italy	2.6
Spain	2.2
Taiwan	2.1
Norway	1.6
Korea	1.5
Russia	1.4
Sweden	1.4
Belgium	1.3
India	1.2

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Emerging” is comprised of emerging countries which on their own represent less than 1.0% of Investments.

****	“Other Developed” is comprised of developed countries which on their own represent less than 1.0% of Investments.

^	Rounds to 0.0%.

84

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
12,559,710	GMO Emerging Markets Fund, Class VI	94,700,211
46,185,982	GMO International Equity Fund, Class IV	847,974,621

	TOTAL MUTUAL FUNDS (COST $1,159,338,745)	942,674,832

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
101,354	State Street Eurodollar Time Deposit, 0.01%, due 03/01/2016	101,354

	TOTAL SHORT-TERM INVESTMENTS (COST $101,354)	101,354

	TOTAL INVESTMENTS — 100.0% (Cost $1,159,440,099)	942,776,186
	Other Assets and Liabilities (net) — 0.00%	46,751

	TOTAL NET ASSETS — 100.0%	$942,822,937

See accompanying notes to the financial statements.	85

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO International Equity Allocation Fund returned -20.70% (net) for the fiscal year ended February 29, 2016, as compared with -17.37% for the MSCI ACWI ex USA.

GMO groups companies with common economic characteristics, and group allocation had a negative impact on performance relative to the benchmark. The Fund’s exposures to European value stocks and emerging markets stocks detracted from relative performance, outweighing the positive impact from owning Japanese value stocks.

Among countries, the positive impact from being underweight Australia and from several other country exposures outweighed the negative impact from an underweight exposure in Switzerland. Both sector allocation and stock selection had negative impacts. By sector, an overweight position in Energy and an underweight position in Consumer Staples detracted from relative performance, which outweighed the positive impact from being overweight Telecommunications Services.

Top stock detractors included overweight positions in Canadian health care company Valeant Pharmaceuticals, U.K. energy company Royal Dutch Shell, and Brazilian utility Cia Energetica de Minas Gerais Cemig. Top stock contributors included overweight positions in Japanese telecoms Nippon Telegraph and Telephone and NTT DoCoMo and Russian energy company Surgutneftegas.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO International Equity Allocation Fund Class III Shares and the MSCI ACWI ex USA

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .27% on the purchase and .27% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.9%
Preferred Stocks	3.3
Short-Term Investments	3.2
Investment Funds	0.2
Futures Contracts	0.0	^
Rights/Warrants	0.0	^
Swap Contracts	0.0	^
Written Options	(0.0	)^
Other	0.4

	100.0%

Country/Region Summary**	% of Investments
Japan	17.4%
United Kingdom	11.5
Germany	7.9
France	7.9
Taiwan	6.8
Korea	4.9
Russia	4.6
India	3.8
Other Developed***	3.8
Canada	3.7
Brazil	3.2
China	2.8
Switzerland	2.8
Other Emerging****	2.8
Australia	2.6
Hong Kong	2.1
Netherlands	2.0
Italy	1.9
Spain	1.7
Turkey	1.5
Norway	1.2
Thailand	1.1
Belgium	1.0
Sweden	1.0

	100.0%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

***	“Other Developed” is comprised of developed countries which on their own represent less than 1.0% of Investments.

****	“Other Emerging” is comprised of emerging countries which on their own represent less than 1.0% of Investments.

^	Rounds to 0.0%.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
48,988,240	GMO Emerging Markets Fund, Class VI	369,371,327
41,670,047	GMO International Equity Fund, Class IV	765,062,070

	TOTAL MUTUAL FUNDS (COST $1,462,411,256)	1,134,433,397

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
414,358	State Street Eurodollar Time Deposit, 0.01%, due 03/01/2016	414,358

	TOTAL SHORT-TERM INVESTMENTS (COST $414,358)	414,358

	TOTAL INVESTMENTS — 100.0% (Cost $1,462,825,614)	1,134,847,755
	Other Assets and Liabilities (net) — (0.0%)	(48,154)

	TOTAL NET ASSETS — 100.0%	$1,134,799,601

See accompanying notes to the financial statements.	89

GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio for the fiscal year ended February 29, 2016 was the responsibility of the Systematic Global Macro Team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited. As of March 9, 2016 GMO Singapore Pte. Limited is no longer responsible for day-to-day management of the Fund’s portfolio.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO SGM Major Markets Fund returned -1.63% (net) for the fiscal year ended February 29, 2016, as compared with 0.06% for the Citigroup 3 Month Treasury Bill Index.

The Fund underperformed its benchmark by -1.68% during the fiscal year.

The Fund added value from currency management, but this was more than offset by losses from equity market positions. Bond and commodity market positions were slightly negative for the year. The Fund’s long positions in the Japanese yen and U.S. dollar added value as these currencies appreciated against the Australian dollar and British pound, which were held short. However, the Fund’s net long equity markets allocation lost value as global equity markets declined over the past twelve months. Global bond markets increased when the Fund held a net short bond position, costing further value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC Management as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO SGM Major Markets Fund (Formerly GMO Systematic Global Macro Opportunity Fund)

Class III Shares and the Citigroup 3-Month Treasury Bill +++ Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

*	The Citigroup 3-Month Treasury Bill +++ Index is a composite benchmark computed by GMO and comprised of 50% Dow Jones-UBS Commodity Index (formerly the Dow Jones-AIG Commodity Index) and 50% J.P. Morgan U.S. 3 Month Cash Index through October 3, 2011 and the Citigroup 3-Month Treasury Bill Index thereafter.

For S&P disclaimers please visit http://www.gmo.com/America/_Disclaimers/_BenchmarkDisclaimers.htm.

GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Short-Term Investments	99.3%
Forward Currency Contracts	1.2
Futures Contracts **	(0.1)
Other	(0.4)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Futures concentrations use the net notional contract amounts for purposes of computing asset class exposures. See Consolidated Schedule of Investments for more information.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 71.1%

	Affiliated Issuers — 71.1%
37,594,257	GMO U.S. Treasury Fund	939,856,415

	TOTAL MUTUAL FUNDS (COST $939,808,313)	939,856,415

	SHORT-TERM INVESTMENTS — 27.8%

	Money Market Funds — 1.9%
11,891,826	SSgA USD Liquidity Fund-Class S2 Shares (a) (b)	11,891,826
13,766,958	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 0.17% (b)	13,766,958

	Total Money Market Funds	25,658,784

	U.S. Government — 25.9%
97,000,000	U.S. Treasury Bill, 0.24%, due 04/07/16 (a) (c)	96,975,459
10,000,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (c) (d)	9,995,940

Par Value ($)	Description	Value ($)
	U.S. Government — continued
40,000,000	U.S. Treasury Bill, 0.27%, due 04/28/16 (a) (c) (d)	39,982,320
35,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (a) (c)	34,969,480
40,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (a) (c)	39,954,400
25,000,000	U.S. Treasury Bill, 0.36%, due 07/07/16 (c) (d)	24,968,725
45,000,000	U.S. Treasury Bill, 0.45%, due 08/11/16 (a) (c)	44,908,695
50,000,000	U.S. Treasury Bill, 0.46%, due 09/15/16 (a) (c)	49,875,400

	Total U.S. Government	341,630,419

	TOTAL SHORT-TERM INVESTMENTS (COST $367,339,922)	367,289,203

	TOTAL INVESTMENTS — 98.9% (Cost $1,307,148,235)	1,307,145,618
	Other Assets and Liabilities (net) — 1.1%	13,899,463

	TOTAL NET ASSETS — 100.0%	$1,321,045,081

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
04/11/2016	JPM	AUD	3,505,023	USD	2,479,355	$(17,806)
04/11/2016	MSCI	AUD	9,804,837	USD	7,027,991	42,514
04/11/2016	SSB	AUD	15,208,251	USD	10,809,371	(25,782)
04/11/2016	JPM	CAD	4,360,366	USD	3,182,543	(40,314)
04/11/2016	MSCI	CAD	3,900,000	USD	2,793,384	(89,204)
04/11/2016	SSB	CAD	28,827,850	USD	20,880,015	(427,379)
05/17/2016	CSI	CHF	5,212,540	USD	5,269,470	29,262
05/17/2016	JPM	CHF	84,611,503	USD	87,261,123	2,200,500
03/23/2016	DB	GBP	14,279,273	USD	20,273,489	397,427
03/23/2016	JPM	GBP	44,009,965	USD	62,591,856	1,332,099
03/23/2016	MSCI	GBP	59,747,113	USD	85,066,279	1,901,167
03/23/2016	SSB	GBP	7,906,467	USD	11,170,964	165,542
04/28/2016	MSCI	JPY	281,088,142	USD	2,384,110	(113,204)
03/07/2016	JPM	USD	2,286,124	EUR	2,073,909	(29,740)
03/07/2016	SSB	USD	30,880,009	EUR	27,647,031	(800,422)
04/05/2016	MSCI	USD	123,982,121	JPY	14,800,985,570	7,436,334
04/28/2016	DB	USD	56,763,053	JPY	6,704,778,076	2,805,220
04/28/2016	JPM	USD	6,522,158	JPY	730,873,605	(28,746)
04/28/2016	MSCI	USD	14,299,357	JPY	1,628,900,389	172,529
04/28/2016	SSB	USD	14,319,473	JPY	1,658,689,194	417,071
05/16/2016	JPM	USD	1,724,116	NZD	2,609,191	(12,375)
05/16/2016	MSCI	USD	3,852,215	NZD	5,828,907	(28,202)
05/16/2016	SSB	USD	8,903,252	NZD	13,480,314	(59,590)

						$15,226,901

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
79	Australian Government Bond 10 Yr.	March 2016	$7,439,009	$49,174
471	Euro STOXX 50	March 2016	14,927,225	(1,249,057)
1,362	FTSE 100 Index	March 2016	114,325,385	1,907,467
2,053	Mini MSCI Emerging Markets	March 2016	76,176,565	2,621,094
297	Crude Oil (a)	March 2016	10,023,750	594,878
106	Hang Seng Index	March 2016	12,992,769	57,944
252	MSCI Singapore	March 2016	5,389,070	77,740
493	MSCI Taiwan Index	March 2016	15,066,309	16,251
56	Silver (a)	May 2016	4,177,040	(122,001)

See accompanying notes to the financial statements.	93

GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Futures Contracts — Continued

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
2,039	U.S. Treasury Note 10 Yr.	June 2016	$266,121,359	$358,268

			$526,638,481	$4,311,758

Sales
83	Euro Bund	March 2016	$15,022,791	$(167,503)
493	Nikkei 225	March 2016	69,471,211	9,133,729
415	Japanese Government Bond 10 Yr. (OSE)	March 2016	559,432,902	(12,181,252)
1,266	FTSE/JSE TOP 40	March 2016	35,064,404	(399,693)
457	S&P TSX 60 Index	March 2016	50,868,492	(410,201)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
458	SPI 200	March 2016	$39,772,089	$411,054
318	S&P 500 E-Mini Index	March 2016	30,679,050	(476,857)
267	Gold 100 OZ (a)	April 2016	32,958,480	(3,423,164)
2,622	Corn (a)	May 2016	46,802,700	2,073,604
34	Soybean (a)	May 2016	1,463,700	33,494
17	Canadian Government Bond 10 Yr.	June 2016	1,776,679	6,158
113	UK Gilt Long Bond	June 2016	19,197,997	(74,087)

			$902,510,495	$(5,474,718)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at February 29, 2016, which are subject to change based on the terms of the security.

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

94	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class VI shares of GMO Special Opportunities Fund returned -3.64% (net) for the fiscal period ended February 29, 2016, as compared with +1.07% for the CPI.

The Fund’s exposure to U.K. and Argentina equities added to performance, while equity positions in the U.S., Canada, Romania, and Korea detracted from performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Special Opportunities Fund Class VI Shares and the Consumer Price Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	51.2%
Short-Term Investments	29.4
Debt Obligations	15.4
Investment Funds	2.4
Preferred Stocks	1.4
Rights/Warrants	1.0
Written Options	0.0 ^
Swap Contracts	0.0 ^
Futures Contracts**	(0.1)
Forward Currency Contracts	(0.1)
Other	(0.6)

100.0%

Country/Region Summary***	Debt Obligations as a % of Total Net Assets
United States	30.5%
Canada	4.5
Iceland	1.8
Jamaica	1.5
Argentina	1.0
Other Emerging****	0.0 ^
Other Developed*****	0.0 ^
Euro Region******	0.0 ^

39.3%

Country/Region Summary***	Equity Investments as a % of Total Net Assets
United States	45.3%
Romania	4.8
Canada	2.7
Netherlands	2.4
Korea	1.6
Norway	0.6
Iceland	0.0 ^

57.4%

Industry Group Summary	% of Equity Investments*******
Diversified Financials	33.5%
Automobiles & Components	22.3
Software & Services	13.3
Media	8.7
Insurance	7.4
Utilities	4.3
Energy	3.8
Retailing	3.6
Capital Goods	2.1
Technology Hardware & Equipment	1.0

100.0%

(a)	GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

*	In the table above, derivative financial instruments, if any, are based on market values and unrealized appreciation/depreciation rather than notional amounts.

**	Some or all is comprised of commodity exposure. See Consolidated Schedule of Investments.

***	The table excludes short-term investments. The table excludes exposure through forward currency contracts, and includes exposure through derivative financial instruments, if any. The table takes into account the market values of securities and options and the notional amounts of swap contracts and other derivatives, if any. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

****	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

*****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

******	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

*******	Investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, debt obligations, short-term investments and ETFs, if any. For a summary of derivative contract and ETF exposure, if any, see the Consolidated Schedule of Investments.

^	Rounds to 0.0%.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	COMMON STOCKS — 51.2%

	Canada — 2.7%
350,000	Alignvest Acquisition Corp – Class A *	2,501,479
861,000	Canadian Natural Resources Ltd	17,960,460
6,000,000	Jagercor Energy Corp * (a)	155,211
300,000	MEG Energy Corp *	942,350
2,490,900	Newalta Corp	5,007,574
1,059,500	Uranium Participation Corp *	3,852,727

	Total Canada	30,419,801

	Iceland — 0.0%
93,647,111	Kaupthing EHF Stapled Unit * (d)	—

	Netherlands — 2.4%
890,000	InterXion Holding NV *	27,785,800

	Norway — 0.6%
354,418	Aker ASA – A Shares	6,417,212

	Romania — 2.4%
9,500,000	Electrica SA	27,642,549

	South Korea — 0.1%
12,000	Hyundai Motor Co	1,431,131

	United States — 43.0%
400,000	AECOM *	10,984,000
4,501,000	Ally Financial, Inc. *	79,127,580
20,000	Amazon.com, Inc. *	11,050,400
790,000	American International Group, Inc.	39,658,000
130,000	Berkshire Hathaway, Inc.– Class B *	17,442,100
640,000	Cimpress NV *	56,435,200
1,000,000	Double Eagle Acquisition Corp. *	9,900,000
47,157	Esterline Technologies Corp. *	2,641,264
4,200,000	General Motors Co.	123,648,000
300,000	Hennessy Capital Acquisition Corp. II *	2,934,000
1,757,544	Interactive Brokers Group, Inc. – Class A	60,055,278
100,000	Key Energy Services, Inc. *	22,900
240,000	Keysight Technologies, Inc. *	6,261,600
1,490,000	Liberty Global Plc – Class A *	54,891,600
380,000	Outerwall, Inc.	11,852,200
300,000	Quinpario Acquisition Corp. 2 *	2,910,000

	Total United States	489,814,122

	TOTAL COMMON STOCKS (COST $602,869,976)	583,510,615

	PREFERRED STOCKS — 1.4%

	South Korea — 1.4%
96,119	Hyundai Motor Co	7,892,988
96,584	Hyundai Motor Co 2nd Preference	8,049,042

Shares	Description	Value ($)
	South Korea — continued
7,252	Hyundai Motor Co Series 3	529,340

	Total South Korea	16,471,370

	TOTAL PREFERRED STOCKS (COST $26,203,501)	16,471,370

	RIGHTS/WARRANTS — 1.0%

	Argentina — 0.4%
35,000,000	Republic of Argentina GDP Linked, Expires 12/15/35 (b)	4,054,963

	Canada — 0.0%
175,000	Alignvest Acquisition Corp Warrants, Expires 06/24/23 *	34,922
3,000,000	Jagercor Energy Corp Warrants, Expires 11/24/16 * (a)	—

	Total Canada	34,922

	United States — 0.6%
441,238	American International Group, Inc., Warrants, Expires 01/19/21 *	7,183,355

	TOTAL RIGHTS/WARRANTS (COST $13,349,845)	11,273,240

	INVESTMENT FUNDS — 2.4%

	Romania — 2.4%
151,243,100	Fondul Proprietatea SA Fund *	27,255,815

	TOTAL INVESTMENT FUNDS (COST $35,367,956)	27,255,815

	DEBT OBLIGATIONS — 15.4%

	Convertible Debt — 3.2%
	Iceland — 1.8%
21,305,132	Kaupthing Bank HF, due 1/18/31	20,460,954

	United States — 1.4%
2,000,000	Cobalt International Energy, Inc., 2.63%, due 12/01/19	905,000
15,000,000	Newmont Mining Corp., 1.63%, due 07/15/17	15,262,500

	Total United States	16,167,500

	Corporate Debt — 9.3%
	Canada — 4.3%
19,620,000	MEG Energy Corp, 144A, 6.38%, due 01/30/23	9,270,450
4,195,000	MEG Energy Corp, 144A, 6.50%, due 03/15/21	2,024,087

See accompanying notes to the financial statements.	99

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares		Description	Value ($)
		Corporate Debt — continued
		Canada — continued
	14,350,000	MEG Energy Corp, 144A, 7.00%, due 03/31/24	6,744,500
CAD	1,650,000	Newalta Corp, Reg S, 5.88%, due 04/01/21	890,244
CAD	1,816,000	Newalta Corp, 7.75%, due 11/14/19	1,127,450
	24,358,000	Tervita Corp, 144A, 8.00%, due 11/15/18	15,223,750
CAD	28,039,000	Tervita Corp, 144A, 9.00%, due 11/15/18	12,537,764
	14,925,000	Tervita Corp, 144A, 10.88%, due 02/15/18	1,082,063

		Total Canada	48,900,308

		Jamaica — 1.5%
	13,500,000	Digicel Group Ltd, 144A, 7.13%, due 04/01/22	9,483,750
	9,220,000	Digicel Group Ltd, 144A, 8.25%, due 09/30/20	7,122,450

		Total Jamaica	16,606,200

		United States — 3.5%
	1,000,000	Accuride Corp., 9.50%, due 08/01/18	855,000
	2,000,000	Allegheny Technologies, Inc., 7.63%, due 08/15/23	1,380,000
	10,250,000	Hexion, Inc., 6.63%, due 04/15/20	8,097,500
	1,000,000	Hexion, Inc., 8.88%, due 02/01/18	662,500
	1,000,000	Hexion, Inc. / Hexion Nova Scotia Finance ULC, 9.00%, due 11/15/20	405,000
	6,000,000	Key Energy Services, Inc., 6.75%, due 03/01/21	780,000
	4,000,000	Men’s Wearhouse, Inc. (The), 7.00%, due 07/01/22	2,980,000
	3,000,000	Neiman Marcus Group Ltd. LLC, 144A, 8.00%, due 10/15/21	2,114,700
	3,000,000	Outerwall, Inc., 6.00%, due 03/15/19	2,400,000
	7,500,000	Pacific Drilling SA, 144A, 5.38%, due 06/01/20	1,500,000
	7,500,000	Pacific Drilling V Ltd., 144A, 7.25%, due 12/01/17	2,025,000
	7,500,000	Weatherford International LLC, 6.80%, due 06/15/37	4,612,500
	8,000,000	Weatherford International Ltd., 4.50%, due 04/15/22	5,160,000
	1,282,000	Weatherford International Ltd., 5.13%, due 09/15/20	891,785
	5,000,000	Weatherford International Ltd., 6.50%, due 08/01/36	2,950,000
	2,000,000	Weatherford International Ltd., 6.75%, due 09/15/40	1,220,000
	3,000,000	Weatherford International Ltd., 7.00%, due 03/15/38	1,852,500

		Total United States	39,886,485

		Total Corporate Debt	105,392,993

Shares		Description	Value ($)
		Foreign Government Obligations — 0.6%
		Argentina — 0.6%
EUR	10,500,000	Republic of Argentina Par Bond, 2.26%, due 12/31/38 (c)	6,796,346

		Municipal Obligations — 2.3%
		Puerto Rico — 2.3%
	100,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 07/01/17	77,008
	800,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.50%, due 07/01/28	548,000
	60,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	37,350
	55,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.80%, due 07/01/23	34,238
	210,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.05%, due 07/01/28	130,200
	225,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	134,438
	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.10%, due 07/01/34	53,775
	125,000	Puerto Rico Commonwealth Industrial Development Co., 5.15%, due 07/01/18	78,045
	8,880,000	Puerto Rico Commonwealth Industrial Development Co., 5.20%, due 07/01/23	5,017,200
	2,445,000	Puerto Rico Commonwealth Industrial Development Co., 5.25%, due 07/01/28	1,356,975
	80,000	Puerto Rico Commonwealth Industrial Development Co., 6.70%, due 07/01/21	46,800
	1,220,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/17	782,008
	370,000	Puerto Rico Commonwealth Industrial Development Co., (Capital Appreciation), due 07/01/18	222,096
	10,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/19	7,126
	630,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.00%, due 07/01/22	429,975
	1,740,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.25%, due 07/01/25	1,178,850
	90,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.50%, due 07/01/27	59,850
	375,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 4.90%, due 07/01/20	270,937
	355,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/19	253,860
	250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/21	175,000

100	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2016

Shares	Description	Value ($)
	Municipal Obligations — continued
	Puerto Rico — continued
1,020,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/22	706,350
195,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/23	136,500
9,690,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.00%, due 07/01/33	6,443,850
45,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/29	30,375
7,270,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.25%, due 07/01/42	4,852,725
30,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.35%, due 07/01/27	19,875
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 5.75%, due 07/01/37	813,000
2,655,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.00%, due 07/01/47	1,825,312
400,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.05%, due 07/01/28	248,000
350,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), 6.15%, due 07/01/38	236,250

	Total Puerto Rico	26,205,968

	Total Municipal Obligations	26,205,968

	TOTAL DEBT OBLIGATIONS (COST $195,959,880)	175,023,761

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 29.4%

	Money Market Funds — 0.3%
3,176,644	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (e) (f)	3,176,644

	U.S. Government — 29.1%
2,750,000	U.S. Treasury Bill, 0.08%, due 03/03/16 (e) (g)	2,749,980
23,000,000	U.S. Treasury Bill, 0.29%, due 04/21/16 (g) (h)	22,990,662
17,500,000	U.S. Treasury Bill, 0.31%, due 06/02/16 (e) (g)	17,485,983
50,000,000	U.S. Treasury Bill, 0.32%, due 06/09/16 (g)	49,956,400
70,000,000	U.S. Treasury Bill, 0.32%, due 06/23/16 (g) (h)	69,929,300
40,000,000	U.S. Treasury Bill, 0.34%, due 06/30/16 (g)	39,954,400
78,500,000	U.S. Treasury Bill, 0.36%, due 07/07/16 (e) (g) (h)	78,401,796
50,000,000	U.S. Treasury Bill, 0.44%, due 08/04/16 (g)	49,905,150

	Total U.S. Government	331,373,671

	TOTAL SHORT-TERM INVESTMENTS (COST $334,540,960)	334,550,315

	TOTAL INVESTMENTS — 100.8% (Cost $1,208,292,118)	1,148,085,116

	Other Assets and Liabilities (net) — (0.8%)	(9,349,663)

	TOTAL NET ASSETS — 100.0%	$1,138,735,453

A summary of outstanding financial instruments at February 29, 2016 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
04/11/2016	BOA	CAD	22,400,000	USD	16,170,269	$(386,136)
03/07/2016	BOA	EUR	5,527,500	USD	5,991,230	(22,614)
03/07/2016	DB	EUR	15,500,000	USD	16,862,395	(1,391)
03/07/2016	GS	EUR	5,445,000	USD	5,906,246	(17,839)
03/07/2016	MSCI	EUR	5,527,500	USD	5,990,124	(23,719)
03/07/2016	DB	GBP	15,600,000	USD	22,434,906	721,928
04/25/2016	BOA	RON	116,000,000	USD	27,736,930	(542,258)
04/25/2016	DB	RON	24,000,000	USD	6,051,106	200,240
04/25/2016	GS	RON	3,600,000	USD	900,065	22,435
03/07/2016	DB	USD	22,404,018	GBP	15,600,000	(691,040)
03/07/2016	MSCI	USD	10,946,487	EUR	10,000,000	(66,626)

						$(807,020)

Futures Contracts (e)

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
25	Natural Gas	November 2020	$185,437	$(75,500)
25	Natural Gas	October 2020	175,750	(85,187)
25	Natural Gas	June 2020	167,938	(93,000)
25	Natural Gas	December 2019	183,562	(77,375)
25	Natural Gas	January 2020	182,812	(78,125)
25	Natural Gas	April 2020	163,813	(97,125)
25	Natural Gas	March 2020	164,063	(96,875)
25	Natural Gas	July 2020	169,375	(91,563)
25	Natural Gas	August 2020	169,063	(91,875)
25	Natural Gas	February 2020	179,063	(81,875)
25	Natural Gas	May 2020	165,813	(95,125)

See accompanying notes to the financial statements.	101

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

Futures Contracts (e) — Continued

Number of Contracts +	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
25	Natural Gas	September 2020	$170,938	$(90,000)
133	Uranium Futures	January 2017	1,103,900	(62,104)
133	Uranium Futures	June 2017	1,148,787	(17,217)
133	Uranium Futures	March 2017	1,125,512	(40,492)
133	Uranium Futures	February 2017	1,118,862	(47,142)
133	Uranium Futures	May 2017	1,140,475	(25,529)
133	Uranium Futures	April 2017	1,132,162	(33,842)

			$8,847,325	$(1,279,951)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Writen Options

Equity Options

Number of Contracts		Expiration Date	Description	Premiums	Value
Put	430	04/15/2016	Cimpress NV, Strike 70	$419,205	$(38,700)

Swap Contracts

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
50,000,000	USD	12/20/2016	CSI	(Pay)	1.00%	0.36%	AIG	N/A	$(258,873)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.45%	Newmont Mining Corp.	N/A	(43,072)
5,000,000	USD	9/20/2017	BCLY	(Pay)	1.00%	0.45%	Newmont Mining Corp.	N/A	(43,072)
5,000,000	EUR	6/20/2019	JPM	(Pay)	1.00%	1.22%	Abesm	N/A	38,643
10,000,000	USD	12/20/2019	GS	(Pay)	1.00%	0.98%	Ryder System	N/A	(6,650)
5,000,000	USD	12/20/2019	CSI	(Pay)	1.00%	0.38%	Tyson Foods	N/A	(116,188)
10,000,000	EUR	3/20/2020	JPM	(Pay)	1.00%	1.32%	Abesm	N/A	137,001

									$(292,211)

							Premiums to (Pay) Receive		$1,191,218

^	Receive - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

102	See accompanying notes to the financial statements.

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2016

(1)	As of February 29, 2016, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of February 29, 2016, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)	Security is in default.

(d)	Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees (Note 2).

(e)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(f)	The rate disclosed is the 7 day net yield as of February 29, 2016.

(g)	The rate shown represents yield-to-maturity.

(h)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 108.

See accompanying notes to the financial statements.	103

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO Strategic Opportunities Allocation Fund returned -13.00% (net) for the fiscal year ended February 29, 2016, as compared with -7.86% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index).

The Fund’s underweight in equities and allocations to cash and cash equivalents added to relative performance. The Fund’s exposures to emerging market and European value equities, cross-sectional interest rates and FX positions (primarily Euro rate exposures), and select fundamentally researched international developed equity holdings contributed to the negative relative performance. Exposure to U.S. quality stocks contributed positively to relative performance.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $10,000,000 Investment in

GMO Strategic Opportunities Allocation Fund Class III Shares and the

GMO Strategic Opportunities Allocation Index

As of February 29, 2016

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .14% on the purchase and .14% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2016. All information is unaudited.

*	The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Barclays U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2016 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	63.9%
Debt Obligations	23.5
Short-Term Investments	10.3
Preferred Stocks	1.8
Investment Funds	0.1
Loan Participations	0.1
Rights/Warrants	0.1
Forward Currency Contracts	0.0	^
Futures Contracts	0.0	^
Loan Assignments	0.0	^
Options Purchased	0.0	^
Reverse Repurchase Agreements	(0.0	)^
Written/Credit Linked Options	(0.0	)^
Swap Contracts	(0.1)
Other	0.3

	100.0%

Country/Region Summary**	Debt Obligations as a % of Total Net Assets
United States	19.8%
Other Emerging***	4.7
Other Developed****	0.1
Euro Region*****	0.0	^

	24.6%

Country/Region Summary**	Equity Investments as a % of Total Net Assets
United States	20.1%
Japan	7.3
Other Developed****	6.0
United Kingdom	4.8
Taiwan	3.7
Other Emerging***	3.2
Germany	3.2
France	3.2
Korea	2.7
Russia	2.5
India	2.1
Brazil	1.8
China	1.6
Canada	1.5
Switzerland	1.2
Australia	1.0

	65.9%

*	The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values or unrealized appreciation/depreciation rather than notional amounts.

**	The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

***	“Other Emerging” is comprised of emerging countries that each represents between (1.0)% and 1.0% of Total Net Assets.

****	“Other Developed” is comprised of developed countries that each represents between (1.0)% and 1.0% of Total Net Assets.

*****	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.00%.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2016

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 83.9%

	Affiliated Issuers — 83.9%
3,511,731	GMO Debt Opportunities Fund, Class VI	86,283,231
11,359,702	GMO Emerging Country Debt Fund, Class IV	98,375,017
47,895,490	GMO Emerging Markets Fund, Class VI	361,131,996
30,434,986	GMO International Equity Fund, Class IV	558,786,340
29,318,540	GMO U.S. Equity Allocation Fund, Class VI	402,543,560
5,735,101	GMO U.S. Treasury Fund	143,377,530

	TOTAL MUTUAL FUNDS (COST $1,972,945,441)	1,650,497,674

	EXCHANGE-TRADED FUND — 1.0%

	United States — 1.0%
252,800	iShares iBoxx High Yield Corporate Bond ETF	20,244,224

	TOTAL EXCHANGE-TRADED FUND (COST $19,649,411)	20,244,224

	DEBT OBLIGATIONS — 15.1%

	Asset-Backed Securities — 0.0%
513,643	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.74%, due 05/28/39	279,918

	U.S. Government — 15.1%
77,972,849	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	77,349,456
19,950,200	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/25 (a)	20,071,517
39,944,114	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/24 (a)	40,990,051
39,262,804	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	44,622,569
1,929,589	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	2,231,842
18,453,893	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	21,702,553
22,799,601	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/27 (a)	27,450,058
35,893,013	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	44,119,440
12,517,426	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	17,580,299

	Total U.S. Government	296,117,785

	TOTAL DEBT OBLIGATIONS (COST $291,393,730)	296,397,703

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
239,404	State Street Institutional Treasury Money Market Fund-Premier Class, 0.17% (b)	239,404

	TOTAL SHORT-TERM INVESTMENTS (COST $239,404)	239,404

	TOTAL INVESTMENTS — 100.0% (Cost $2,284,227,986)	1,967,379,005
	Other Assets and Liabilities (net) — 0.00%	536,583

	TOTAL NET ASSETS — 100.0%	$1,967,915,588

Notes to Schedule of Investments:

The rates shown on variable rate notes are the current interest rates at February 29, 2016, which are subject to change based on the terms of the security.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of February 29, 2016.

See accompanying notes to the financial statements.	107

GMO Trust Fund

Schedule of Investments — (Continued)

February 29, 2016

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CBT - Chicago Board of Trade

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

DKK CIBOR - Copenhagen Interbank Offered Rate denominated in Danish Krone.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

GDR - Global Depository Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MSCI - Morgan Stanley Capital International

MTN - Medium Term Note

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SIFMA - Securities Industry and Financial Markets Association

TIIE - Tasa de Interes Interbacaria de Equilibrio - 28 - Day Interbank Equilibrium Interest Rate - Mexico

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at February 29, 2016, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

CSS - Credit Suisse Securities (USA) LLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

JPMF - J.P. Morgan Securities (USA) LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Renmimbi Offshore

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$3,011,692	$16,405,302,550	$1,578,045,445	$3,316,310,564
Investments in unaffiliated issuers, at value (Note 2)(b)	286,240,459	8,807,575	2,704,163,665	1,012,883
Foreign currency, at value (Note 2)(c)	101,279	—	587,149	—
Receivable for investments sold	—	13,283,600	10,991,423	55,313,523
Cash	1,983,638	—	105,321	2,613
Receivable for Fund shares sold	—	19,788,104	1,982,940	—
Dividends and interest receivable	610,378	946	3,798,735	91,971
Dividend withholding tax receivable	610,632	—	18,355	—
Unrealized appreciation on open forward currency contracts (Note 4)	100,218	—	7,251,480	—
Receivable for variation margin on open futures contracts (Note 4)	207,860	—	674,050	—
Due from broker (Note 2)	2,530,150	—	—	—
Receivable for closed swap contracts (Note 4)	—	—	185,039	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	51,439	2,113,319	136,981	35,603
Miscellaneous receivable	304,861	23,005	810	76,805

Total assets	295,752,606	16,449,319,099	4,307,941,393	3,372,843,962

Liabilities:
Payable for investments purchased	6,118	—	64,426	91,859
Payable for Fund shares repurchased	1,248,846	32,574,026	2,433,645	54,860,073
Payable to affiliate for (Note 5):
Management fee	128,179	9,042,378	—	—
Supplemental support fee – Class MF	—	684,143	—	—
Shareholder service fee	25,963	945,366	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	208,760	—	—	—
Payable for open OTC swap contracts (Note 4)	—	—	19,340	—
Payable to agents unaffiliated with GMO	12	2,216	586	465
Payable to Trustees and related expenses	2,955	23,625	5,951	5,262
Accrued expenses	114,145	204,054	299,066	94,550

Total liabilities	1,734,978	43,475,808	2,823,014	55,052,209

Net assets	$294,017,628	$16,405,843,291	$4,305,118,379	$3,317,791,753

(a) Cost of investments – affiliated issuers:	$3,011,692	$17,616,308,980	$1,714,498,628	$3,881,907,519
(b) Cost of investments – unaffiliated issuers:	$297,911,570	$8,807,575	$2,821,734,011	$1,065,890
(c) Cost of foreign currency:	$103,626	$—	$588,417	$—

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:
Paid-in capital	$652,384,350	$19,119,180,372	$5,167,108,374	$3,999,154,568
Accumulated undistributed net investment income	3,453,807	—	10,334,251	3,068,850
Distributions in excess of net investment income	—	(16,296,369)	—	—
Accumulated net realized gain (loss)	(349,502,076)	(431,543,833)	(625,700,465)	(118,781,703)
Net unrealized depreciation	(12,318,453)	(1,211,006,430)	(246,623,781)	(565,649,962)
Accumulated deconsolidation impact (Note 2)	—	(1,054,490,449)	—	—

	$294,017,628	$16,405,843,291	$4,305,118,379	$3,317,791,753

Net assets attributable to:
Class III shares	$7,712,439	$5,872,662,769	$4,305,118,379	$3,317,791,753

Class IV shares	$286,305,189	$2,508,114,619	$—	$—

Class MF shares	$—	$8,025,065,903	$—	$—

Shares outstanding:
Class III	349,907	250,332,560	253,295,735	360,785,024

Class IV	12,983,893	106,915,336	—	—

Class MF	—	341,861,402	—	—

Net asset value per share:
Class III	$22.04	$23.46	$17.00	$9.20

Class IV	$22.05	$23.46	$—	$—

Class MF	$—	$23.47	$—	$—

110	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,432,348,662	$2,878,300,626	$—	$942,674,832
Investments in unaffiliated issuers, at value (Note 2)(b)	484,069	922,465	13,644,195,107	101,354
Foreign currency, at value (Note 2)(c)	—	—	10,276,838	—
Receivable for investments sold	—	1,697,565	258,747,367	—
Receivable for Fund shares sold	—	—	—	125,991
Dividends and interest receivable	—	—	21,534,997	—
Dividend withholding taxes receivable	—	—	12,084,659	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	60,006,285	—
Receivable for variation margin on open futures contracts (Note 4)	—	—	433,908	—
Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	6,748,040	—
Due from broker (Note 2)	—	—	277,329,054	—
Receivable for open OTC swap contracts (Note 4)	—	—	89,441,898	—
Receivable for closed swap contracts (Note 4)	—	—	1,847,039	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,618	17,217	962,975	6,014
Miscellaneous receivable	—	3,236	—	79

Total assets	1,432,841,349	2,880,941,109	14,383,608,167	942,908,270

Liabilities:
Investments sold short, at value (Note 2)(d)	—	—	211,570,943	—
Due to custodian	—	—	1,559,635	—
Payable for investments purchased	—	—	239,739,688	—
Payable for Fund shares repurchased	—	1,703,236	13,310,220	27,877
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	45,534,435	—
Interest payable for open OTC swap contracts	—	—	1,405,123	—
Interest and dividend payable for short sales	—	—	1,145,617	—
Payable for open OTC swap contracts (Note 4)	—	—	77,027,401	—
Miscellaneous payable	—	—	1,902	—
Written options outstanding, at value (Note 4)(e)	—	—	135,435,955	—
Payable to agents unaffiliated with GMO	214	403	1,953	152
Payable to Trustees and related expenses	2,068	4,158	19,384	1,272
Accrued expenses	63,061	65,800	1,652,564	56,032

Total liabilities	65,343	1,773,597	728,404,820	85,333

Net assets	$1,432,776,006	$2,879,167,512	$13,655,203,347	$942,822,937

(a) Cost of investments – affiliated issuers:	$1,760,149,565	$3,759,653,242	$—	$1,159,338,745
(b) Cost of investments – unaffiliated issuers:	$484,069	$922,465	$14,616,846,418	$101,354
(c) Cost of foreign currency:	$—	$—	$10,300,529	$—
(d) Proceeds from securities sold short:	$—	$—	$213,592,080	$—
(e) Premiums on written options:	$—	$—	$100,709,582	$—

See accompanying notes to the financial statements.	111

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:
Paid-in capital	$1,746,886,533	$3,754,202,486	$15,834,128,831	$1,301,082,169
Accumulated undistributed net investment income	960,039	2,499,838	—	180,558
Distributions in excess of net investment income	—	—	(28,509,981)	—
Accumulated net realized gain (loss)	12,730,337	3,817,804	(1,267,711,921)	(141,775,877)
Net unrealized depreciation	(327,800,903)	(881,352,616)	(882,703,582)	(216,663,913)

	$1,432,776,006	$2,879,167,512	$13,655,203,347	$942,822,937

Net assets attributable to:
Core Class shares	$—	$—	$13,655,203,347	$—

Class III shares	$1,432,776,006	$2,879,167,512	$—	$942,822,937

Shares outstanding:
Core Class	—	—	1,157,129,843	—

Class III	82,332,105	438,012,060	—	72,265,146

Net asset value per share:
Core Class	$—	$—	$11.80	$—

Class III	$17.40	$6.57	$—	$13.05

112	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$1,134,433,397	$939,856,415	$155,211	$1,650,497,674
Investments in unaffiliated issuers, at value (Note 2)(b)	414,358	367,289,203	1,147,929,905	316,881,331
Receivable for investments sold	—	—	—	5,062,839
Cash	—	13	—	1,717
Foreign currency, at value (Note 2)(c)	—	—	9	—
Dividends and interest receivable	—	268,710	4,875,655	620,563
Unrealized appreciation on open forward currency contracts (Note 4)	—	16,899,665	944,603	—
Receivable for variation margin on open futures contracts (Note 4)	—	1,366,798	51,550	—
Due from broker (Note 2)	—	456	556	—
Receivable for open OTC swap contracts (Note 4)	—	—	175,644	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	8,637	176,794	—	24,681
Miscellaneous receivable	—	—	—	7,094

Total assets	1,134,856,392	1,325,858,054	1,154,133,133	1,973,095,899

Liabilities:
Payable for investments purchased	—	258,151	10,962,104	42,995
Payable for Fund shares repurchased	—	1,157,073	—	5,067,276
Accrued foreign capital gains tax payable (Note 2)	—	—	801,696	—
Payable to affiliate for (Note 5):
Management fee	—	952,909	977,959	—
Shareholder service fee	—	63,601	48,898	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	1,672,764	1,751,623	—
Interest payable for open OTC swap contracts	—	—	180,099	—
Due to broker (Note 2)	—	559,144	—	—
Payable for open OTC swap contracts (Note 4)	—	—	467,855	—
Written options outstanding, at value (Note 4)(d)	—	—	38,700	—
Payable to agents unaffiliated with GMO	155	183	93	251
Payable to Trustees and related expenses	1,763	2,942	1,222	1,806
Accrued expenses	54,873	146,206	167,431	67,983

Total liabilities	56,791	4,812,973	15,397,680	5,180,311

Net assets	$1,134,799,601	$1,321,045,081	$1,138,735,453	$1,967,915,588

(a) Cost of investments – affiliated issuers:	$1,462,411,256	$939,808,313	$317,181	$1,972,945,441
(b) Cost of investments – unaffiliated issuers:	$414,358	$367,339,922	$1,207,974,937	$311,282,545
(c) Cost of foreign currency:	$—	$—	$9	$—
(d) Premiums on written options:	$—	$—	$419,205	$—

See accompanying notes to the financial statements.	113

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2016 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:
Paid-in capital	$1,529,948,818	$1,305,688,597	$1,180,492,456	$2,296,296,361
Accumulated undistributed net investment income	731,354	—	1,905,575	1,238,648
Distributions in excess of net investment income	—	(4,096,311)	—	—
Accumulated net realized gain (loss)	(67,902,712)	5,391,471	17,354,018	(12,770,440)
Net unrealized appreciation (depreciation)	(327,977,859)	14,061,324	(61,016,596)	(316,848,981)

	$1,134,799,601	$1,321,045,081	$1,138,735,453	$1,967,915,588

Net assets attributable to:
Class III shares	$1,134,799,601	$24,020,043	$—	$1,967,915,588

Class VI shares	$—	$1,297,025,038	$1,138,735,453	$—

Shares outstanding:
Class III	145,491,477	722,346	—	112,884,553

Class VI	—	38,995,527	61,043,638	—

Net asset value per share:
Class III	$7.80	$33.25	$—	$17.43

Class VI	$—	$33.26	$18.65	$—

114	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016

		Benchmark-Free Allocation Fund
	Alpha Only Fund	Period Ended July 31, 2015*	Period from August 1, 2015 to February 29, 2016	Total Year Ended February 29, 2016	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$43,351	$56,942,754	$64,263,054	$121,205,808	$134,311,342	$132,951,228
Dividends from unaffiliated issuers (Net of withholding tax)(a)	39,581,678	139,050,345	—	139,050,345	9,769,504	—
Interest	128,591	21,507,900	2,039	21,509,939	254,719	48,105

Total investment income	39,753,620	217,500,999	64,265,093	281,766,092	144,335,565	132,999,333

Expenses:
Management fee (Note 5)	8,419,269	60,323,222	70,974,654	131,297,876	—	—
Shareholder service fee – Class III (Note 5)	25,255	4,013,748	5,270,801	9,284,549	—	—
Shareholder service fee – Class IV (Note 5)	1,667,017	1,511,496	1,706,628	3,218,124	—	—
Supplemental support fee – Class MF (Note 5)	—	5,093,167	5,698,554	10,791,721	—	—
Audit and tax fees	115,797	121,883	74,854	196,737	70,239	67,930
Custodian and fund accounting agent fees	679,247	1,878,633	56,288	1,934,921	431,561	61,533
Legal fees	53,737	249,407	459,731	709,138	160,519	112,560
Interest expense (Note 2)	—	538,218	—	538,218	—	—
Registration fees	—	4,131	19,493	23,624	—	4,326
Transfer agent fees	39,233	—	—	—	—	—
Dividend expense on short sales	—	4,377,032	—	4,377,032	—	—
Trustees’ fees and related expenses (Note 5)	22,861	171,513	156,136	327,649	58,574	49,688
Miscellaneous	18,245	98,559	68,819	167,378	34,132	38,692

Total expenses	11,040,661	78,381,009	84,485,958	162,866,967	755,025	334,729
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(863,344)	(2,262,870)	(662,396)	(2,925,266)	(664,413)	(279,275)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(12,570,733)	(12,305,114)	(24,875,847)	—	—
Supplemental support fee waived – Class MF (Note 5)	—	(1,826,409)	(1,454,871)	(3,281,280)	—	—
Shareholder service fee waived (Note 5)	—	(2,243,179)	(1,821,090)	(4,064,269)	—	—

Net expenses	10,177,317	59,477,818	68,242,487	127,720,305	90,612	55,454

Net investment income (loss)	29,576,303	158,023,181	(3,977,394)	154,045,787	144,244,953	132,943,879

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	57,913,752	145,285,827	—	145,285,827	(43,156,124)	24,320
Investments in securities sold short	—	(14,418,101)	—	(14,418,101)	—	—
Investments in affiliated issuers	—	(49,132,344)	62,848,264	13,715,920	(592,994,453)	(94,994,743)
Realized gain distributions from affiliated issuers (Note 10)	6,401	—	6,915,638	6,915,638	36,076,315	68,414,028
Futures contracts	(55,398,117)	(42,066,606)	—	(42,066,606)	145,273	—
Written options	—	(90,893,529)	—	(90,893,529)	574,257	—
Swap contracts	—	(98,393,961)	—	(98,393,961)	185,039	—
Foreign currency, forward contracts and foreign currency related transactions	(387,159)	23,473,548	—	23,473,548	389,230	—

Net realized gain (loss)	2,134,877	(126,145,166)	69,763,902	(56,381,264)**	(598,780,463)**	(26,556,395)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(190,954,948)	(699,761,100)	486,757,388	(213,003,712)	(117,570,346)	(23,462)
Investments in affiliated issuers	—	(11,645,639)	(1,178,008,999)	(1,189,654,638)	21,984,653	(564,376,065)
Investments in securities sold short	—	39,166,362	532,568	39,698,930	—	—
Futures contracts	120,632,085	(5,468,290)	39,974	(5,428,316)	197,030	—
Written options	—	10,815,730	(29,940,131)	(19,124,401)	—	—
Swap contracts	—	(68,872,915)	13,397,566	(55,475,349)	(19,340)	—
Foreign currency, forward contracts and foreign currency related transactions	(47,613)	(14,717,946)	(31,241,736)	(45,959,682)	7,222,058	—

Net unrealized gain (loss)	(70,370,476)	(750,483,798)	(738,463,370)	(1,488,947,168)	(88,185,945)	(564,399,527)

Net realized and unrealized gain (loss)	(68,235,599)	(876,628,964)	(668,699,468)	(1,545,328,432)	(686,966,408)	(590,955,922)

Net increase (decrease) in net assets resulting from operations	$(38,659,296)	$(718,605,783)	$(672,676,862)	$(1,391,282,645)	$(542,721,455)	$(458,012,043)

(a) Withholding tax:	$2,072,970	$16,609,487	$—	$16,609,487	$431,036	$—
(b) Foreign capital gains tax on change in unrealized appreciation (depreciation):	$(15,729)	$(163,704)	$—	$(163,704)	$—	$—

*	Amounts are consolidated through July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
**	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$40,507,726	$86,075,669	$—	$34,063,612
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	—	231,264,623	93
Interest	88	151	39,776,621	—

Total investment income	40,507,814	86,075,820	271,041,244	34,063,705

Expenses:
Interest expense (Note 2)	—	—	663,617	—
Audit and tax fees	35,941	36,186	279,194	36,186
Custodian, fund accounting agent and transfer agent fees	52,386	55,552	6,370,674	55,950
Dividend expense on short sales	—	—	9,948,952	—
Legal fees	46,886	95,472	712,312	32,148
Registration fees	2,152	2,752	—	1,932
Trustees’ fees and related expenses (Note 5)	20,396	41,780	202,534	13,914
Miscellaneous	23,450	31,052	177,166	20,460

Total expenses	181,211	262,794	18,354,449	160,590
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(158,342)	(215,976)	(7,258,937)	(145,184)

Net expenses	22,869	46,818	11,095,512	15,406

Net investment income (loss)	40,484,945	86,029,002	259,945,732	34,048,299

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	—	—	(1,212,428,665)	—
Investments in affiliated issuers	15,778,956	(50,362,477)	—	2,634,243
Securities sold short	—	—	21,580,605	—
Realized gain distributions from affiliated issuers (Note 10)	66,367,206	116,749,842	—	—
Futures contracts	—	—	(44,034,724)	—
Written options	—	—	(76,351,654)	—
Swap contracts	—	—	(126,061,020)	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	74,118,967	—

Net realized gain (loss)	82,146,162	66,387,365	(1,363,176,491)	2,634,243

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	—	—	(1,185,491,319)	—
Investments in affiliated issuers	(373,116,972)	(712,669,060)	—	(276,145,346)
Investments in securities sold short	—	—	41,720,067	—
Futures contracts	—	—	(5,423,615)	—
Written options	—	—	(53,850,774)	—
Swap contracts	—	—	43,049,858	—
Foreign currency, forward contracts and foreign currency related transactions	—	—	(21,836,625)	—

Net unrealized gain (loss)	(373,116,972)	(712,669,060)	(1,181,832,408)	(276,145,346)

Net realized and unrealized gain (loss)	(290,970,810)	(646,281,695)	(2,545,008,899)	(273,511,103)

Net increase (decrease) in net assets resulting from operations	$(250,485,865)	$(560,252,693)	$(2,285,063,167)	$(239,462,804)

(a) Withholding tax:	$—	$—	$24,902,365	$—
(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$155	$—
(c) Foreign capital gains tax on change in unrealized appreciation (depreciation):	$—	$—	$(163,704)	$—

116	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2016 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$41,778,013	$921,498	$—	$85,230,715
Dividends from unaffiliated issuers (Net of withholding tax)(a)	—	4,358	8,958,344	51,618
Interest	89	815,456	8,720,183	14,575

Total investment income	41,778,102	1,741,312	17,678,527	85,296,908

Expenses:
Management fee (Note 5)	—	10,500,049	9,305,481	—
Shareholder service fee – Class III (Note 5)	—	1,665,080	—	—
Shareholder service fee – Class VI (Note 5)	—	175,680	465,274	—
Audit and tax fees	36,186	113,756	138,196	48,727
Custodian, fund accounting agent and transfer agent fees	53,075	260,406	339,212	53,090
Legal fees	41,328	242,821	638,496	64,816
Registration fees	4,608	—	4,140	2,580
Trustees’ fees and related expenses (Note 5)	17,998	19,000	10,674	27,046
Miscellaneous	21,282	131,825	41,063	24,896

Total expenses	174,477	13,108,617	10,942,536	221,155
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(154,649)	(734,019)	—	(191,119)
Indirectly incurred fees waived or borne by GMO (Note 5)	—	(3,792)	—	—
Shareholder service fee waived (Note 5)	—	(834)	—	—

Net expenses	19,828	12,369,972	10,942,536	30,036

Net investment income (loss)	41,758,274	(10,628,660)	6,735,991	85,266,872

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(b)	—	(294,950)	32,976,243	58,408
Investments in affiliated issuers	(8,872,666)	159,306	—	(42,176,462)
Realized gain distributions from affiliated issuers (Note 10)	—	190,525	—	43,603,435
Futures contracts	—	(20,783,954)	—	—
Written options	—	—	919,840	—
Swap contracts	—	—	448,385	—
Foreign currency, forward contracts and foreign currency related transactions	—	14,194,203	5,862,974	—

Net realized gain (loss)	(8,872,666)	(6,534,870)	40,207,442	1,485,381

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (Net of foreign capital gains tax) (Note 2)(c)	—	(80,947)	(65,941,054)	5,809,693
Investments in affiliated issuers	(351,588,187)	321,750	(36,773)	(399,860,398)
Futures contracts	—	(22,887,184)	(2,839,325)	—
Written options	—	—	130,549	—
Swap contracts	—	—	776,717	—
Foreign currency, forward contracts and foreign currency related transactions	—	14,921,879	(4,266,845)	—

Net unrealized gain (loss)	(351,588,187)	(7,724,502)	(72,176,731)	(394,050,705)

Net realized and unrealized gain (loss)	(360,460,853)	(14,259,372)	(31,969,289)	(392,565,324)

Net increase (decrease) in net assets resulting from operations	$(318,702,579)	$(24,888,032)	$(25,233,298)	$(307,298,452)

(a) Withholding tax:	$—	$—	$447,090	$—
(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$782,639	$—
(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$(207,211)	$—

See accompanying notes to the financial statements.	117

GMO Trust Funds

Statements of Changes in Net Assets

	Alpha Only Fund		Benchmark-Free Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016*	2015*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$29,576,303	$57,062,963	$154,045,787	$252,760,802
Net realized gain (loss)	2,134,877	(248,020,500)	(56,381,264)	691,334,870
Change in net unrealized appreciation (depreciation)	(70,370,476)	76,824,447	(1,488,947,168)	(103,212,380)
Accumulated deconsolidation impact (Note 2)	—	—	(1,054,490,449)	—

Net increase (decrease) in net assets from operations	(38,659,296)	(114,133,090)	(2,445,773,094)	840,883,292

Distributions to shareholders from:
Net investment income
Class III	(615,633)	(536,823)	(85,487,336)	(95,501,869)
Class IV	(61,976,715)	(59,472,040)	(48,744,018)	(56,862,283)
Class MF	—	—	(157,879,410)	(236,641,323)

Total distributions from net investment income	(62,592,348)	(60,008,863)	(292,110,764)	(389,005,475)

Net realized gains
Class III	—	—	(44,107,021)	(129,017,202)
Class IV	—	—	(24,797,845)	(78,349,264)
Class MF	—	—	(79,692,381)	(324,179,672)

Total distributions from net realized gains	—	—	(148,597,247)	(531,546,138)

Net share transactions (Note 9):
Class III	(18,040,112)	(7,192,885)	724,704,303	2,944,400,540
Class IV	(2,946,773,242)	(17,492,978)	(396,090,776)	845,915,097
Class MF	—	—	(2,706,440,865)	3,215,767,859

Increase (decrease) in net assets resulting from net share transactions	(2,964,813,354)	(24,685,863)	(2,377,827,338)	7,006,083,496

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	3,249,006	1,972,317
Class IV	—	—	1,652,987	1,280,297
Class MF	—	—	5,469,002	5,175,128

Increase in net assets resulting from purchase premiums and redemption fees	—	—	10,370,995	8,427,742

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(2,964,813,354)	(24,685,863)	(2,367,456,343)	7,014,511,238

Total increase (decrease) in net assets	(3,066,064,998)	(198,827,816)	(5,253,937,448)	6,934,842,917

Net assets:
Beginning of period	3,360,082,626	3,558,910,442	21,659,780,739	14,724,937,822

End of period	$294,017,628	$3,360,082,626	$16,405,843,291	$21,659,780,739

Accumulated undistributed net investment income	$3,453,807	$36,180,287	$(16,296,369)	$233,825,925

*	Amounts are consolidated through July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).

118	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$144,244,953	$136,957,451	$132,943,879	$144,827,949
Net realized gain (loss)	(598,780,463)	204,375,535	(26,556,395)	303,559,531
Change in net unrealized appreciation (depreciation)	(88,185,945)	(83,722,700)	(564,399,527)	(236,107,811)

Net increase (decrease) in net assets from operations	(542,721,455)	257,610,286	(458,012,043)	212,279,669

Distributions to shareholders from:
Net investment income
Class III	(147,265,835)	(183,147,720)	(137,881,813)	(180,749,901)

Total distributions from net investment income	(147,265,835)	(183,147,720)	(137,881,813)	(180,749,901)

Net realized gains
Class III	(143,010,501)	(472,307,625)	(193,655,005)	(275,598,727)

Total distributions from net realized gains	(143,010,501)	(472,307,625)	(193,655,005)	(275,598,727)

Net share transactions (Note 9):
Class III	84,996,794	1,081,555,538	(763,046,770)	(251,210,264)

Increase (decrease) in net assets resulting from net share transactions	84,996,794	1,081,555,538	(763,046,770)	(251,210,264)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	757,147	993,727	1,464,987	1,288,222

Increase in net assets resulting from purchase premiums and redemption fees	757,147	993,727	1,464,987	1,288,222

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	85,753,941	1,082,549,265	(761,581,783)	(249,922,042)

Total increase (decrease) in net assets	(747,243,850)	684,704,206	(1,551,130,644)	(493,991,001)

Net assets:
Beginning of period	5,052,362,229	4,367,658,023	4,868,922,397	5,362,913,398

End of period	$4,305,118,379	$5,052,362,229	$3,317,791,753	$4,868,922,397

Accumulated undistributed net investment income	$10,334,251	$7,237,951	$3,068,850	$4,070,964

Distributions in excess of net investment income	$—	$—	$—	$—

See accompanying notes to the financial statements.	119

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$40,484,945	$56,074,526	$86,029,002	$123,858,368
Net realized gain (loss)	82,146,162	144,298,665	66,387,365	303,389,449
Change in net unrealized appreciation (depreciation)	(373,116,972)	(146,557,880)	(712,669,060)	(339,474,905)

Net increase (decrease) in net assets from operations	(250,485,865)	53,815,311	(560,252,693)	87,772,912

Distributions to shareholders from:
Net investment income
Class III	(40,963,522)	(59,234,772)	(87,088,321)	(127,642,887)

Total distributions from net investment income	(40,963,522)	(59,234,772)	(87,088,321)	(127,642,887)

Net realized gains
Class III	(137,293,847)	(146,463,927)	(278,611,210)	(254,855,622)

Total distributions from net realized gains	(137,293,847)	(146,463,927)	(278,611,210)	(254,855,622)

Net share transactions (Note 9):
Class III	90,912,790	331,047,449	4,118,970	1,145,075,404

Increase (decrease) in net assets resulting from net share transactions	90,912,790	331,047,449	4,118,970	1,145,075,404

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	151,021	231,233	744,974	1,587,062

Increase in net assets resulting from purchase premiums and redemption fees	151,021	231,233	744,974	1,587,062

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	91,063,811	331,278,682	4,863,944	1,146,662,466

Total increase (decrease) in net assets	(337,679,423)	179,395,294	(921,088,280)	851,936,869

Net assets:
Beginning of period	1,770,455,429	1,591,060,135	3,800,255,792	2,948,318,923

End of period	$1,432,776,006	$1,770,455,429	$2,879,167,512	$3,800,255,792

Accumulated undistributed net investment income	$960,039	$571,770	$2,499,838	$1,970,901

120	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$259,945,732	$250,680,130	$34,048,299	$48,822,099
Net realized gain (loss)	(1,363,176,491)	695,059,770	2,634,243	48,475,872
Change in net unrealized appreciation (depreciation)	(1,181,832,408)	(51,854,146)	(276,145,346)	(119,670,547)

Net increase (decrease) in net assets from operations	(2,285,063,167)	893,885,754	(239,462,804)	(22,372,576)

Distributions to shareholders from:
Net investment income
Class III	—	—	(34,075,093)	(48,613,157)

Total distributions from net investment income	—	—	(34,075,093)	(48,613,157)

Net share transactions (Note 9):
Core Class	13,998,781	4,861,075,929	—	—
Class III	—	—	35,666,797	100,846,486

Increase (decrease) in net assets resulting from net share transactions	13,998,781	4,861,075,929	35,666,797	100,846,486

Purchase premiums and redemption fees (Notes 2 and 9):
Core Class	10,401,407	—	—	—
Class III	—	—	200,552	141,178

Increase in net assets resulting from purchase premiums and redemption fees	10,401,407	—	200,552	141,178

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	24,400,188	4,861,075,929	35,867,349	100,987,664

Total increase (decrease) in net assets	(2,260,662,979)	5,754,961,683	(237,670,548)	30,001,931

Net assets:
Beginning of period	15,915,866,326	10,160,904,643	1,180,493,485	1,150,491,554

End of period	$13,655,203,347	$15,915,866,326	$942,822,937	$1,180,493,485

Accumulated undistributed net investment income	$—	$—	$180,558	$207,352

Distributions in excess of net investment income	$(28,509,981)	$—	$—	$—

See accompanying notes to the financial statements.	121

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)
	Year Ended February 28/29,		Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$41,758,274	$67,648,459	$(10,628,660)	$(11,519,561)
Net realized gain (loss)	(8,872,666)	88,452,447	(6,534,870)	104,907,513
Change in net unrealized appreciation (depreciation)	(351,588,187)	(183,827,035)	(7,724,502)	(23,722,444)

Net increase (decrease) in net assets from operations	(318,702,579)	(27,726,129)	(24,888,032)	69,665,508

Distributions to shareholders from:
Net investment income
Class III	(41,811,574)	(68,362,567)	—	—

Total distributions from net investment income	(41,811,574)	(68,362,567)	—	—

Net realized gains
Class III	(58,512,714)	(28,330,310)	—	—

Total distributions from net realized gains	(58,512,714)	(28,330,310)	—	—

Net share transactions (Note 9):
Class III	(41,855,340)	(71,575,461)	(1,442,809,396)	(232,411,937)
Class VI	—	—	1,289,299,894	—

Increase (decrease) in net assets resulting from net share transactions	(41,855,340)	(71,575,461)	(153,509,502)	(232,411,937)

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	642,512	716,254	—	—

Increase in net assets resulting from purchase premiums and redemption fees	642,512	716,254	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(41,212,828)	(70,859,207)	(153,509,502)	(232,411,937)

Total increase (decrease) in net assets	(460,239,695)	(195,278,213)	(178,397,534)	(162,746,429)

Net assets:
Beginning of period	1,595,039,296	1,790,317,509	1,499,442,615	1,662,189,044

End of period	$1,134,799,601	$1,595,039,296	$1,321,045,081	$1,499,442,615

Accumulated undistributed net investment income	$731,354	$785,627	$—	$—

Distributions in excess of net investment income	$—	$—	$(4,096,311)	$—

122	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Year Ended February 29,	Period from July 28, 2014 (commencement of operations) through February 28,	Year Ended February 28/29,
	2016	2015	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,735,991	$(965,899)	$85,266,872	$80,327,403
Net realized gain (loss)	40,207,442	(9,168,066)	1,485,381	168,923,619
Change in net unrealized appreciation (depreciation)	(72,176,731)	11,160,135	(394,050,705)	(121,594,793)

Net increase (decrease) in net assets from operations	(25,233,298)	1,026,170	(307,298,452)	127,656,229

Distributions to shareholders from:
Net investment income
Class III	—	—	(86,263,190)	(92,822,551)
Class VI	(8,063,110)	(502,042)	—	—

Total distributions from net investment income	(8,063,110)	(502,042)	(86,263,190)	(92,822,551)

Net realized gains
Class III	—	—	(106,172,024)	(193,275,181)
Class VI	(9,220,808)	—	—	—

Total distributions from net realized gains	(9,220,808)	—	(106,172,024)	(193,275,181)

Net share transactions (Note 9):
Class III	—	—	17,977,573	151,649,431
Class VI	334,243,331	839,117,923	—	—

Increase (decrease) in net assets resulting from net share transactions	334,243,331	839,117,923	17,977,573	151,649,431

Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	—	478,138	122,182
Class VI	3,145,391	4,221,896	—	—

Increase in net assets resulting from purchase premiums and redemption fees	3,145,391	4,221,896	478,138	122,182

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	337,388,722	843,339,819	18,455,711	151,771,613

Total increase (decrease) in net assets	294,871,506	843,863,947	(481,277,955)	(6,669,890)

Net assets:
Beginning of period	843,863,947	—	2,449,193,543	2,455,863,433

End of period	$1,138,735,453	$843,863,947	$1,967,915,588	$2,449,193,543

Accumulated undistributed net investment income	$1,905,575	$2,070,783	$1,238,648	$1,547,442

See accompanying notes to the financial statements.	123

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ALPHA ONLY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016		2015	2014		2013		2012		2016		2015	2014		2013		2012
Net asset value, beginning of period	$22.93		$23.98	$24.22		$24.13		$23.49		$22.95		$23.99	$24.24		$24.14		$23.50

Income (loss) from investment operations:
Net investment income (loss)†	0.37		0.34	0.53	(a)	0.51	(a)	0.46	(a)	0.39		0.35	0.58	(a)	0.60	(a)	0.47	(a)
Net realized and unrealized gain (loss)	(0.40)		(0.96)	(0.76)		(0.35)		0.52		(0.41)		(0.95)	(0.80)		(0.42)		0.52

Total from investment operations	(0.03)		(0.62)	(0.23)		0.16		0.98		(0.02)		(0.60)	(0.22)		0.18		0.99

Less distributions to shareholders:
From net investment income	(0.86)		(0.43)	(0.01)		(0.07)		(0.34)		(0.88)		(0.44)	(0.03)		(0.08)		(0.35)

Total distributions	(0.86)		(0.43)	(0.01)		(0.07)		(0.34)		(0.88)		(0.44)	(0.03)		(0.08)		(0.35)

Net asset value, end of period	$22.04		$22.93	$23.98		$24.22		$24.13		$22.05		$22.95	$23.99		$24.24		$24.14

Total Return(b)	(0.06)%		(2.60)%	(0.94)%		0.67%		4.13%		(0.03)%		(2.51)%	(0.93)%		0.73%		4.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,712		$26,695	$35,392		$51,886		$37,752		$286,305		$3,333,388	$3,523,518		$3,389,131		$2,086,001
Net expenses to average daily net assets	0.66%		0.65%	0.30	%(c)(d)	0.23	%(c)(d)	0.24	%(c)(d)	0.60%		0.60%	0.26	%(c)(d)	0.18	%(c)(d)	0.19	%(c)(d)
Net investment income (loss) to average daily net assets	1.66%		1.44%	2.19	%(a)	2.10	%(a)	1.89	%(a)	1.76%		1.46%	2.42	%(a)	2.47	%(a)	1.91	%(a)
Portfolio turnover rate	85	%(e)	123%	66%		104%		125%		85	%(e)	123%	66%		104%		125%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06%		0.04%	0.37	%(f)	0.44	%(f)	0.44	%(f)	0.05%		0.04%	0.36	%(f)	0.44	%(f)	0.43	%(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 31% of the average value of its portfolio.
(f)	Ratios include indirect fees waived or borne by the Fund.
†	Calculated using average shares outstanding throughout the period.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2016(a)		2015(b)	2014(b)		2013(b)		2012(b)		2016(a)		2015(b)	2014(b)		2013(b)(d)
Net asset value, beginning of period	$27.04		$27.07	$25.77		$24.03		$22.72		$27.03		$27.06	$25.75		$24.91

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.19		0.38	0.48		0.30		0.21		0.20		0.36	0.46		0.03
Net realized and unrealized gain (loss)	(3.26)		0.86	1.57		1.62		1.44	(f)	(3.26)		0.89	1.61		0.96

Total from investment operations	(3.07)		1.24	2.05		1.92		1.65		(3.06)		1.25	2.07		0.99

Less distributions to shareholders:
From net investment income	(0.34)		(0.52)	(0.39)		(0.18)		(0.34)		(0.34)		(0.53)	(0.40)		(0.15)
From net realized gains	(0.17)		(0.75)	(0.36)		—		—		(0.17)		(0.75)	(0.36)		—

Total distributions	(0.51)		(1.27)	(0.75)		(0.18)		(0.34)		(0.51)		(1.28)	(0.76)		(0.15)

Net asset value, end of period	$23.46		$27.04	$27.07		$25.77		$24.03		$23.46		$27.03	$27.06		$25.75

Total Return(g)	(11.51)%		4.71%	8.03%		8.03%		7.36%		(11.46)%		4.75%	8.12%		3.99	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,872,663		$6,040,891	$3,109,509		$970,749		$114,452		$2,508,115		$3,363,711	$2,511,906		$705,982
Net operating expenses to average daily net assets(h)	0.66%		0.64%	0.59	%(i)	0.54	%(i)	0.01	%(i)(j)	0.61%		0.59%	0.54	%(i)	0.48	%(i)*
Interest and/or dividend expenses to average daily net assets(k)	0.02%		0.05%	—		—		—		0.02%		0.05%	—		—
Total net expenses to average daily net assets(h)	0.68%		0.69%	0.59%		0.54%		0.01%		0.63%		0.64%	0.54%		0.48%
Net investment income (loss) to average daily net assets(c)	0.73%		1.41%	1.79%		1.23%		0.93%		0.80%		1.32%	1.73%		0.60	%*
Portfolio turnover rate	53	%(o)	84%	52%		42%		33%		53	%(o)	84%	52%		42	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(l)	0.16%		0.20%	0.27%		0.41%		0.05%		0.16%		0.20%	0.27%		0.40	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.01	$0.03		$0.07		$0.00	(m)	$0.01		$0.01	$0.03		$0.01

	Class MF Shares
	Year Ended February 28/29,
	2016(a)		2015(b)		2014(b)		2013(b)(e)
Net asset value, beginning of period	$27.04		$27.07		$25.76		$24.10

Income (loss) from investment operations:
Net investment income (loss)(c)	0.19		0.37		0.49		0.33
Net realized and unrealized gain (loss)	(3.24)		0.88		1.58		1.52

Total from investment operations	(3.05)		1.25		2.07		1.85

Less distributions to shareholders:
From net investment income	(0.35)		(0.53)		(0.40)		(0.19)
From net realized gains	(0.17)		(0.75)		(0.36)		—

Total distributions	(0.52)		(1.28)		(0.76)		(0.19)

Net asset value, end of period	$23.47		$27.04		$27.07		$25.76

Total Return(g)	(11.45)%		4.78%		8.11%		7.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,025,066		$12,255,179		$9,103,523		$2,947,886
Net operating expenses to average daily net assets(h)	0.58	%(n)	0.55	%(n)	0.53	%(i)	0.49	%(i)
Interest and/or dividend expenses to average daily net assets(k)	0.02%		0.05%		—		—
Total net expenses to average daily net assets(h)	0.60	%(n)	0.60	%(n)	0.53%		0.49%
Net investment income (loss) to average daily net assets(c)	0.77%		1.37%		1.83%		1.34%
Portfolio turnover rate	53	%(o)	84%		52%		42%
Fees and expenses reimbursed by GMO to average daily net assets:	0.19%		0.23%		0.27%		0.41%
Redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.03		$0.06
(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).
(b)	Consolidated financial highlights (Note 2 – Basis of presentation and principles of consolidation).
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(e)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(f)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(g)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(h)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(i)	The net expense ratio does not include the effect of expense reductions (Note 2).
(j)	Effective January 1, 2012, the Fund pays GMO a management fee of 0.65% of the Fund’s average daily net assets (Note 5).
(k)	Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or cleared swap contracts, if any, is included in the Fund’s net expenses.
(l)	Ratios include indirect fees waived or borne by GMO.
(m)	Purchase premiums and redemption fees were less than $0.01 per share.
(n)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(o)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	125

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,								Period from June 15, 2011 (commencement of operations) through February 28,
	2016		2015		2014		2013		2012
Net asset value, beginning of period	$20.30		$22.09		$21.33		$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		0.61		0.59		0.52		0.41
Net realized and unrealized gain (loss)	(2.70)		0.61		1.45		1.34		0.83

Total from investment operations	(2.12)		1.22		2.04		1.86		1.24

Less distributions to shareholders:
From net investment income	(0.60)		(0.79)		(0.74)		(0.68)		(0.40)
From net realized gains	(0.58)		(2.22)		(0.54)		(0.61)		(0.08)

Total distributions	(1.18)		(3.01)		(1.28)		(1.29)		(0.48)

Net asset value, end of period	$17.00		$20.30		$22.09		$21.33		$20.76

Total Return(b)	(10.82)%		5.76%		9.66%		9.25%		6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,305,118		$5,052,362		$4,367,658		$3,941,582		$3,515,321
Net expenses to average daily net assets(c)(d)	0.00%		0.00%		0.00	%(e)	0.00	%(e)	0.00	%*(e)
Net investment income (loss) to average daily net assets(a)	3.09%		2.90%		2.67%		2.51%		2.91	%*
Portfolio turnover rate	101	%(f)	60%		51%		31%		23	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.00	%(g)	0.00	%(g)	0.01%		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†(h)	$0.00		$0.00		$0.00		$0.00		$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 67% of the average value of its portfolio.
(g)	Fees and expenses reimbursed by the GMO were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

126	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$11.27		$11.80	$10.90		$10.40		$10.22

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.32	0.27		0.29		0.24
Net realized and unrealized gain (loss)	(1.51)		0.20	0.91		0.50		0.21

Total from investment operations	(1.17)		0.52	1.18		0.79		0.45

Less distributions to shareholders:
From net investment income	(0.38)		(0.43)	(0.28)		(0.29)		(0.27)
From net realized gains	(0.52)		(0.62)	—		—		—

Total distributions	(0.90)		(1.05)	(0.28)		(0.29)		(0.27)

Net asset value, end of period	$9.20		$11.27	$11.80		$10.90		$10.40

Total Return(b)	(10.98)%		4.55%	10.88%		7.65%		4.51%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,317,792		$4,868,922	$5,362,913		$4,764,133		$3,612,740
Net expenses to average daily net assets(c)(d)	0.00%		0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.33%		2.75%	2.33%		2.70%		2.37%
Portfolio turnover rate	20	%(f)	38%	46%		29%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(g)†	$0.00		$0.00	$0.00		$0.00		$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 14% of the average value of its portfolio.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	127

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016	2015	2014		2013		2012
Net asset value, beginning of period	$22.84	$25.00	$21.13		$19.49		$19.32

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51	0.80	0.61		0.57		0.40
Net realized and unrealized gain (loss)	(3.64)	0.02 (b)	3.96		1.73		0.18

Total from investment operations	(3.13)	0.82	4.57		2.30		0.58

Less distributions to shareholders:
From net investment income	(0.52)	(0.82)	(0.70)		(0.66)		(0.41)
From net realized gains	(1.79)	(2.16)	—		—		—

Total distributions	(2.31)	(2.98)	(0.70)		(0.66)		(0.41)

Net asset value, end of period	$17.40	$22.84	$25.00		$21.13		$19.49

Total Return(c)	(14.81)%	3.32%	21.68%		11.95%		3.14%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,432,776	$1,770,455	$1,591,060		$1,531,772		$1,235,143
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	2.49%	3.34%	2.62%		2.86%		2.11%
Portfolio turnover rate	14%	16%	36%		31%		27%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (g)	$0.00 (g)	—		—		—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

128	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016	2015		2014		2013		2012
Net asset value, beginning of period	$8.74	$9.43		$8.60		$8.49		$8.60

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20	0.32		0.28		0.25		0.19
Net realized and unrealized gain (loss)	(1.49)	(0.01	)(b)	1.21		0.57		0.00	(b)

Total from investment operations	(1.29)	0.31		1.49		0.82		0.19

Less distributions to shareholders:
From net investment income	(0.20)	(0.30)		(0.29)		(0.26)		(0.20)
From net realized gains	(0.68)	(0.70)		(0.37)		(0.45)		(0.10)

Total distributions	(0.88)	(1.00)		(0.66)		(0.71)		(0.30)

Net asset value, end of period	$6.57	$8.74		$9.43		$8.60		$8.49

Total Return(c)	(15.96)%	3.37%		17.60%		10.01%		2.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,879,168	$3,800,256		$2,948,319		$2,220,674		$1,636,875
Net expenses to average daily net assets(e)(f)	0.00%	0.00%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.58%	3.54%		3.02%		2.90%		2.27%
Portfolio turnover rate	15%	21%		51%		24%		28%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):(g)†	$0.00	$0.00		$0.00		$0.00		$0.00
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	The net expense ratio does not include the effect of expense reductions (Note 2).
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	129

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28/29,						Period from March 1, 2012 (commencement of operations) through February 28, 2013
	2016		2015		2014
Net asset value, beginning of period	$13.59		$12.71		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.25		0.32		0.24
Net realized and unrealized gain (loss)	(2.00)		0.63		1.09		1.06

Total from investment operations	(1.79)		0.88		1.41		1.30

Net asset value, end of period	$11.80		$13.59		$12.71		$11.30

Total Return(a)	(13.17)%		6.92%		12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,655,203		$15,915,866		$10,160,905		$2,471,328
Net operating expenses to average daily net assets(b)	0.00%		0.00%		0.00	%(c)	0.00%
Interest and/or dividend expenses to average daily net assets	0.07	%(d)	0.07	%(d)	—		—
Total net expenses to average daily net assets	0.07%		0.07%		—		—
Net investment income (loss) to average daily net assets	1.62%		1.89%		2.61%		2.21%
Portfolio turnover rate	127%		115%		65%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%		0.04%		0.08%		0.23%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		—		—		—
(a)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions (Note 2).
(d)	Interest expense and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.
†	Calculated using average shares outstanding throughout the period.

130	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016	2015	2014		2013		2012
Net asset value, beginning of period	$16.88	$17.99	$14.86		$13.87		$15.23

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48	0.74	0.54		0.50		0.36
Net realized and unrealized gain (loss)	(3.83)	(1.11)	3.16		0.97		(1.35)

Total from investment operations	(3.35)	(0.37)	3.70		1.47		(0.99)

Less distributions to shareholders:
From net investment income	(0.48)	(0.74)	(0.57)		(0.48)		(0.37)

Total distributions	(0.48)	(0.74)	(0.57)		(0.48)		(0.37)

Net asset value, end of period	$13.05	$16.88	$17.99		$14.86		$13.87

Total Return(b)	(20.09)%	(1.86)%	25.02%		10.71%		(6.32)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$942,823	$1,180,493	$1,150,492		$966,794		$810,338
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.07%	4.24%	3.28%		3.59%		2.53%
Portfolio turnover rate	14%	7%	52%		17%		26%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (f)	$0.00 (f)	—		—		—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	131

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016	2015	2014		2013		2012
Net asset value, beginning of period	$10.57	$11.37	$10.43		$9.98		$10.80

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	0.44	0.35		0.32		0.23
Net realized and unrealized gain (loss)	(2.37)	(0.61)	1.32		0.45		(0.81)

Total from investment operations	(2.09)	(0.17)	1.67		0.77		(0.58)

Less distributions to shareholders:
From net investment income	(0.29)	(0.45)	(0.34)		(0.32)		(0.24)
From net realized gains	(0.39)	(0.18)	(0.39)		—		—

Total distributions	(0.68)	(0.63)	(0.73)		(0.32)		(0.24)

Net asset value, end of period	$7.80	$10.57	$11.37		$10.43		$9.98

Total Return(b)	(20.70)%	(1.30)%	16.22%		7.79%		(5.21)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,134,800	$1,595,039	$1,790,318		$1,385,150		$1,166,993
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	2.92%	3.94%	3.15%		3.26%		2.33%
Portfolio turnover rate	14%	18%	40%		21%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00 (f)	$0.00 (f)	$0.00	(f)	$0.01		$0.01
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

132	See accompanying notes to the financial statements.

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (formerly GMO SYSTEMATIC GLOBAL MACRO OPPORTUNITY FUND)

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Period from December 2, 2015 (commencement of operations) through February 29, 2016
	2016		2015	2014	2013		2012
Net asset value, beginning of period	$33.80		$32.18	$30.47	$30.05		$32.55		$33.08

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.26)		(0.25)	(0.22)	(0.18)		0.00	(b)	(0.05)
Net realized and unrealized gain (loss)	(0.29)		1.87 (c)	1.93	0.60		(2.50)		0.23

Total from investment operations	(0.55)		1.62	1.71	0.42		(2.50)		0.18

Net asset value, end of period	$33.25		$33.80	$32.18	$30.47		$30.05		$33.26

Total Return(d)	(1.63)%		5.03%	5.61%	1.40%		(7.68)%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,020		$1,499,443	$1,662,189	$959,752		$44,320		$1,297,025
Net expenses to average daily net assets(e)	0.85%		0.80%	0.75%	0.75	%(f)	0.69	%(f)	0.91	%*
Net investment income (loss) to average daily net assets(a)	(0.79)%		(0.76)%	(0.70)%	(0.61)%		(0.01)%		(0.59	)%*
Portfolio turnover rate	29	%(g)	45%	97%	17%		48%		29	%(g)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.08%	0.13%	0.17%		1.64%		0.13%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	The net expense ratio does not include the effect of expense reductions (Note 2).
(g)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 1% of the average value of its portfolio.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	133

GMO Trust Funds

Consolidated Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNTIES FUND

	Class VI Shares
	Year Ended February 29, 2016	Period from July 28, 2014 (commencement of operations) through February 28, 2015

Net asset value, beginning of period	$19.81	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	0.16	(0.03)
Net realized and unrealized gain (loss)	(0.85)	(0.15	)(a)

Total from investment operations	(0.69)	(0.18)

Less distributions to shareholders:
From net investment income	(0.21)	(0.01)
From net realized gains	(0.26)	—

Total distributions	(0.47)	(0.01)

Net asset value, end of period	$18.65	$19.81

Total Return(b)	(3.64)%	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,138,735	$843,864
Net expenses to average daily net assets	1.29%	1.36	%*
Net investment income (loss) to average daily net assets	0.80%	(0.25	)%*
Portfolio turnover rate	69%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.07	$0.13
(a)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

134	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2016		2015	2014		2013		2012
Net asset value, beginning of period	$21.89		$23.43	$21.47		$21.26		$20.78

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.75		0.76	0.68		0.65		0.48
Net realized and unrealized gain (loss)	(3.47)		0.44	2.96		1.57		0.51

Total from investment operations	(2.72)		1.20	3.64		2.22		0.99

Less distributions to shareholders:
From net investment income	(0.80)		(0.87)	(0.78)		(0.75)		(0.51)
From net realized gains	(0.94)		(1.87)	(0.90)		(1.26)		—

Total distributions	(1.74)		(2.74)	(1.68)		(2.01)		(0.51)

Net asset value, end of period	$17.43		$21.89	$23.43		$21.47		$21.26

Total Return(b)	(13.00)%		5.36%	17.24%		10.81%		4.93%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,967,916		$2,449,194	$2,455,863		$2,168,928		$2,022,555
Net expenses to average daily net assets(c)(d)	0.00%		0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.80%		3.31%	2.99%		3.01%		2.33%
Portfolio turnover rate	65	%(f)	30%	53%		34%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%	0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.00	(g)	$0.00 (g)	$0.00	(g)	$0.00	(g)	—
(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions (Note 2).
(f)	The portfolio turnover rate includes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in USTF, was 39% of the average value of its portfolio.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	135

GMO Trust Funds

Notes to Financial Statements

February 29, 2016

1.	Organization

Each of Alpha Only Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund) Special Opportunities Fund, and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in their wholly-owned subsidiaries, GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds.” As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Principal Investment Objective
Alpha Only Fund	Citigroup 3-Month Treasury Bill Index	Total return greater than benchmark
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not “relative” return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not “relative” return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Citigroup 3-Month Treasury Bill Index	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Barclays U.S. Aggregate Index)	Total return greater than benchmark

Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund and SGM Major Markets Fund currently limit subscriptions.

Alpha Only Fund, Global Developed Equity Allocation Fund, and SGM Major Markets Fund are currently distributed in Switzerland. The distribution of shares in Switzerland will be exclusively made to, and directed at, qualified investors as defined in the Swiss Collective Investment Schemes Act of 23 June 2006, as amended, and its implementing ordinance.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, BFAF was no longer the sole shareholder of Implementation Fund, thus consolidation was no longer required. The accompanying financial statements for BFAF include the accounts of Implementation Fund through July 31, 2015. Accumulated deconsolidation impact shown in BFAF’s Statement of Assets and Liabilities and Statement of Changes resulted from income and gain/loss related to the deconsolidation of Implementation Fund. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2016, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets which close prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of February 29, 2016. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the price supplied by a specific relevant pricing source determined by GMO. Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources. See the table below for information about securities for which no alternative pricing source was available.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security. If an updated quote for a security is not available by the time that a Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The table below presents securities and/or derivatives on a net basis, based on market values or unrealized appreciation/(depreciation), which will tend to understate the Funds’ exposure. The net aggregate direct and indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of February 29, 2016 is as follows:

Securities and derivatives

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service (Net)	Single source; No alternative pricing source was available
Alpha Only Fund	< 1%		34%	—
Benchmark-Free Allocation Fund	< 1%		23%	< 1%
Benchmark-Free Fund	< 1%		27%	< 1%
Global Asset Allocation Fund	< 1%		33%	< 1%
Global Developed Equity Allocation Fund	< 1%		50%	—
Global Equity Allocation Fund	< 1%		56%	—
Consolidated Implementation Fund	< 1%		28%	< 1%
International Developed Equity Allocation Fund	< 1%		90%	—
International Equity Allocation Fund	< 1%		90%	—
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	—		1%	—
Consolidated Special Opportunities Fund	0%	*	5%	—
Strategic Opportunities Allocation Fund	< 1%		42%	< 1%

*	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes) or as disclosed in Asset and Liability Valuation Inputs table below, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 29, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent). This standard eliminates the requirement to include investments whose fair values are measured at net asset value (“NAV”) as a practical expedient within the fair value hierarchy table in an effort to reduce inconsistency in the leveling of certain investments. The new guidance is effective for fiscal years beginning after December 15, 2015. GMO is currently evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; and certain securities that are valued using a price from a comparable security related to the same issuer and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2016:

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$2,237,686	$—	$2,237,686
Austria	—	108,035	—	108,035
Belgium	—	403,561	—	403,561
Brazil	—	790,143	—	790,143
Chile	252,578	38,137	—	290,715
China	40,632	9,605,701	13,765	9,660,098
Colombia	40,482	—	—	40,482
Czech Republic	—	56,829	—	56,829
Denmark	—	173,514	—	173,514
Egypt	—	61,980	—	61,980
Finland	—	413,082	—	413,082
France	—	5,203,721	—	5,203,721
Germany	—	3,727,935	—	3,727,935
Greece	—	111,489	—	111,489
Hong Kong	—	1,201,649	—	1,201,649
Hungary	—	101,460	—	101,460
India	793,039	2,386,206	—	3,179,245
Indonesia	—	1,060,602	—	1,060,602
Israel	—	294,008	—	294,008
Italy	—	765,600	—	765,600
Japan	—	10,762,502	—	10,762,502
Malaysia	—	1,294,290	—	1,294,290
Mexico	1,643,692	—	—	1,643,692
Netherlands	14,292	4,586,598	—	4,600,890
New Zealand	—	36,120	—	36,120
Norway	—	401,547	—	401,547
Peru	148,404	—	—	148,404
Philippines	—	536,755	—	536,755
Poland	—	504,137	—	504,137
Portugal	—	77,387	—	77,387
Russia	85,400	1,246,565	—	1,331,965
Singapore	—	471,515	—	471,515
South Africa	—	2,590,200	—	2,590,200
South Korea	—	5,472,181	—	5,472,181

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$1,395,506	$—	$1,395,506
Sweden	—	1,061,264	—	1,061,264
Switzerland	—	7,476,929	—	7,476,929
Taiwan	—	4,541,966	—	4,541,966
Thailand	—	808,223	—	808,223
Turkey	—	570,911	—	570,911
United Kingdom	—	24,582,418	—	24,582,418
United States	158,227,295	—	—	158,227,295

TOTAL COMMON STOCKS	161,245,814	97,158,352	13,765	258,417,931

Preferred Stocks
Brazil	—	1,298,491	—	1,298,491
Colombia	18,225	—	—	18,225
Germany	—	220,646	—	220,646
Russia	—	104,064	—	104,064
South Korea	—	389,898	—	389,898

TOTAL PREFERRED STOCKS	18,225	2,013,099	—	2,031,324

Rights/Warrants
Brazil	183	—	—	183
Spain	93	—	—	93

TOTAL RIGHTS/WARRANTS	276	—	—	276

Mutual Funds	3,011,692	—	—	3,011,692

Short-Term Investments	25,790,928	—	—	25,790,928

Total Investments	190,066,935	99,171,451	13,765	289,252,151

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	100,218	—	100,218
Futures Contracts
Equity Risk	68,600	—	—	68,600

Total	$190,135,535	$99,271,669	$13,765	$289,420,969

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(208,760)	$—	$(208,760)
Futures Contracts
Equity Risk	(530,590)	—	—	(530,590)

Total	$(530,590)	$(208,760)	$—	$(739,350)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$16,405,302,550	$—	$—	$16,405,302,550
Short-Term Investments	8,807,575	—	—	8,807,575

Total Investments	16,414,110,125	—	—	16,414,110,125

Total	$16,414,110,125	$—	$—	$16,414,110,125

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$21,256,792	$—	$21,256,792
Austria	—	2,703,978	—	2,703,978
Belgium	—	7,865,267	—	7,865,267
Brazil	—	2,184,419	—	2,184,419
Canada	71,301,328	—	—	71,301,328
China	67,380,097	41,714,506	—	109,094,603
Czech Republic	—	475,100	—	475,100
Denmark	—	3,057,369	—	3,057,369
Finland	—	6,145,920	—	6,145,920
France	—	83,826,561	—	83,826,561
Germany	—	66,669,636	—	66,669,636
Hong Kong	—	22,137,564	—	22,137,564
Hungary	—	158,751	—	158,751
India	—	2,056,878	—	2,056,878
Ireland	—	1,090,631	—	1,090,631
Israel	4,203,342	9,015,438	—	13,218,780
Italy	—	11,012,476	—	11,012,476
Japan	—	163,766,411	—	163,766,411
Mexico	6,684,985	—	—	6,684,985
Netherlands	—	23,575,762	—	23,575,762
New Zealand	—	1,487,104	—	1,487,104
Norway	—	10,313,139	—	10,313,139
Philippines	—	129,369	—	129,369
Poland	—	1,061,008	—	1,061,008
Portugal	—	592,717	—	592,717
Russia	—	12,788,711	—	12,788,711
Singapore	—	4,583,411	—	4,583,411
South Africa	—	15,801,333	—	15,801,333
South Korea	—	25,864,515	—	25,864,515
Spain	—	14,811,172	—	14,811,172
Sweden	—	9,550,527	—	9,550,527
Switzerland	—	22,644,872	—	22,644,872
Taiwan	—	24,516,442	—	24,516,442
Thailand	—	2,205,936	—	2,205,936
Turkey	—	7,440,603	—	7,440,603
United Kingdom	—	114,126,080	—	114,126,080
United States	726,062,476	—	—	726,062,476

TOTAL COMMON STOCKS	875,632,228	736,630,398	—	1,612,262,626

Investment Funds
United States	73,431,118	—	—	73,431,118

TOTAL INVESTMENT FUNDS	73,431,118	—	—	73,431,118

Preferred Stocks
Brazil	—	11,466,222	—	11,466,222
Chile	—	125,377	—	125,377
Germany	—	4,321,742	—	4,321,742
Russia	—	7,446,261	—	7,446,261
South Korea	—	3,295,614	—	3,295,614

TOTAL PREFERRED STOCKS	—	26,655,216	—	26,655,216

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Debt Obligations
United States	$—	$553,447,211	$—	$553,447,211

TOTAL DEBT OBLIGATIONS	—	553,447,211	—	553,447,211

Mutual Funds	1,578,045,445	—	—	1,578,045,445

Short-Term Investments	284,766,464	153,601,030	—	438,367,494

Total Investments	2,811,875,255	1,470,333,855	—	4,282,209,110

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	7,251,480	—	7,251,480
Futures Contracts
Equity Risk	197,030	—	—	197,030

Total	$2,812,072,285	$1,477,585,335	$—	$4,289,657,620

Liability Valuation Inputs
Derivatives*
Swap Contracts
Equity Risk	$—	$(19,340)	$—	$(19,340)

Total	$—	$(19,340)	$—	$(19,340)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$3,316,310,564	$—	$—	$3,316,310,564

Debt Obligations
Asset-Backed Securities	—	567,658	500	568,158

TOTAL DEBT OBLIGATIONS	—	567,658	500	568,158

Short-Term Investments	444,725	—	—	444,725

Total Investments	3,316,755,289	567,658	500	3,317,323,447

Total	$3,316,755,289	$567,658	$500	$3,317,323,447

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,432,348,662	$—	$—	$1,432,348,662

Short-Term Investments	484,069	—	—	484,069

Total Investments	1,432,832,731	—	—	1,432,832,731

Total	$1,432,832,731	$—	$—	$1,432,832,731

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,878,300,626	$—	$—	$2,878,300,626

Short-Term Investments	922,465	—	—	922,465

Total Investments	2,879,223,091	—	—	2,879,223,091

Total	$2,879,223,091	$—	$—	$2,879,223,091

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$57,321,591	$—		$57,321,591
Austria	—	9,197,848	—		9,197,848
Belgium	—	13,114,309	—		13,114,309
Brazil	—	49,992,244	—		49,992,244
Canada	203,779,290	—	—		203,779,290
Chile	—	1,129,290	—		1,129,290
China	244,051,445	508,960,856	0	**	753,012,301
Czech Republic	—	15,214,400	—		15,214,400
Denmark	—	36,666,611	—		36,666,611
Finland	—	15,997,300	—		15,997,300
France	—	283,239,415	—		283,239,415
Germany	—	216,760,418	—		216,760,418
Hong Kong	—	62,674,497	—		62,674,497
Hungary	—	10,133,824	—		10,133,824
India	15,740,156	45,196,745	—		60,936,901
Indonesia	—	2,822,752	—		2,822,752
Ireland	—	3,005,146	—		3,005,146
Israel	8,174,088	22,137,409	—		30,311,497
Italy	—	58,546,165	—		58,546,165
Japan	—	564,764,855	—		564,764,855
Mexico	26,747,755	—	—		26,747,755
Netherlands	—	121,108,390	—		121,108,390
New Zealand	—	979,371	—		979,371
Norway	—	38,867,926	—		38,867,926
Philippines	—	25,116	—		25,116
Poland	—	29,101,131	—		29,101,131
Portugal	—	3,777,364	—		3,777,364
Russia	—	155,850,119	—		155,850,119
Singapore	—	13,050,004	—		13,050,004
South Africa	—	132,156,197	170		132,156,367
South Korea	—	342,406,923	—		342,406,923
Spain	18,532,628	29,753,229	—		48,285,857
Sweden	—	41,575,153	—		41,575,153
Switzerland	—	68,125,108	—		68,125,108
Taiwan	53,555,055	262,161,547	—		315,716,602
Thailand	—	10,632,448	—		10,632,448
Turkey	—	67,494,111	—		67,494,111
United Kingdom	—	360,831,211	7,478,801		368,310,012
United States	2,972,814,678	—	—		2,972,814,678

TOTAL COMMON STOCKS	3,543,395,095	3,654,771,023	7,478,971		7,205,645,089

Investment Funds
United States	252,956,864	—	—		252,956,864

TOTAL INVESTMENT FUNDS	252,956,864	—	—		252,956,864

Preferred Stocks
Brazil	1,491,508	109,386,559	—		110,878,067
Germany	—	13,840,823	—		13,840,823
Russia	—	59,017,945	—		59,017,945
South Korea	—	65,572,858	—		65,572,858

TOTAL PREFERRED STOCKS	1,491,508	247,818,185	—		249,309,693

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
United States	$—	$—	$911,920	$911,920

TOTAL RIGHTS/WARRANTS	—	—	911,920	911,920

Debt Obligations
Canada	—	118,664,626	—	118,664,626
Denmark	—	—	27,420,461	27,420,461
Iceland	—	22,860,297	0 **	22,860,297
Puerto Rico	—	15,142,227	—	15,142,227
United Kingdom	—	42,581,689	—	42,581,689
United States	309,812,826	2,234,240,574	52,372,921	2,596,426,321

TOTAL DEBT OBLIGATIONS	309,812,826	2,433,489,413	79,793,382	2,823,095,621

Options Purchased	5,930,125	99,844,537	32,065,424	137,840,086
Short-Term Investments	2,187,017,047	787,418,787	—	2,974,435,834

Total Investments	6,300,603,465	7,223,341,945	120,249,697	13,644,195,107

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	60,006,285	—	60,006,285
Futures Contracts
Interest Rate Risk	4,701	—	—	4,701
Swap Contracts
Interest Rate Risk	—	378,162,668	—	378,162,668
Credit Risk	—	14,670,247	—	14,670,247

Total	$6,300,608,166	$7,676,181,145	$120,249,697	$14,097,039,008

Liability Valuation Inputs
Common Stocks
Canada	$(15,418,523)	$—	$—	$(15,418,523)
China	(7,017,932)	—	—	(7,017,932)
Japan	—	(1,432,853)	—	(1,432,853)
United Kingdom	(23,203,410)	(23)	—	(23,203,433)
United States	(164,498,202)	—	—	(164,498,202)

TOTAL COMMON STOCKS	(210,138,067)	(1,432,876)	—	(211,570,943)

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	(45,534,435)	—	(45,534,435)
Written Options
Foreign Currency Risk	—	(2,473,487)	—	(2,473,487)
Equity Risk	(5,524)	—	—	(5,524)
Interest Rate Risk	—	(132,956,944)	—	(132,956,944)
Swap Contracts
Credit Risk	—	(55,757)	—	(55,757)
Equity Risk***	—	(167,622)	(6,854,908)	(7,022,530)
Interest Rate Risk	—	(261,468,931)	(1,601,447)	(263,070,378)

Total	$(210,143,591)	$(444,090,052)	$(8,456,355)	$(662,689,998)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$942,674,832	$—	$—	$942,674,832
Short-Term Investments	101,354	—	—	101,354

Total Investments	942,776,186	—	—	942,776,186

Total	$942,776,186	$—	$—	$942,776,186

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,134,433,397	$—	$—		$1,134,433,397

Short-Term Investments	414,358	—	—		414,358

Total Investments	1,134,847,755	—	—		1,134,847,755

Total	$1,134,847,755	$—	$—		$1,134,847,755

Consolidated SGM Major Markets (formerly Systematic Global Macro Opportunity Fund)
Asset Valuation Inputs
Mutual Funds	$939,856,415	$—	$—		$939,856,415
Short-Term Investments	367,289,203	—	—		367,289,203

Total Investments	1,307,145,618	—	—		1,307,145,618

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	16,899,665	—		16,899,665
Futures Contracts
Equity Risk	2,621,094	11,604,185	—		14,225,279
Interest Rate Risk	413,600	—	—		413,600
Physical Commodity Contract Risk	2,701,976	—	—		2,701,976

Total	$1,312,882,288	$28,503,850	$—		$1,341,386,138

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,672,764)	$—		$(1,672,764)
Futures Contracts
Equity Risk	(887,058)	(1,648,750)	—		(2,535,808)
Interest Rate Risk	(12,422,842)	—	—		(12,422,842)
Physical Commodity Contract Risk	(3,545,165)	—	—		(3,545,165)

Total	$(16,855,065)	$(3,321,514)	$—		$(20,176,579)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$30,419,801	$—	$—		$30,419,801
Iceland	—	—	0	**	0 **
Netherlands	27,785,800	—	—		27,785,800
Norway	—	6,417,212	—		6,417,212
Romania	—	27,642,549	—		27,642,549
South Korea	—	1,431,131	—		1,431,131
United States	489,814,122	—	—		489,814,122

TOTAL COMMON STOCKS	548,019,723	35,490,892	0	**	583,510,615

Preferred Stocks
South Korea	—	16,471,370	—		16,471,370

TOTAL PREFERRED STOCKS	—	16,471,370	—		16,471,370

Rights/Warrants
Argentina	—	4,054,963	—		4,054,963
Canada	34,922	—	0	**	34,922
United States	7,183,355	—	—		7,183,355

TOTAL RIGHTS/WARRANTS	7,218,277	4,054,963	0	**	11,273,240

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Description	Level 1	Level 2	Level 3		Total
Consolidated Special Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Romania	$—	$27,255,815	$—		$27,255,815

TOTAL INVESTMENT FUNDS	—	27,255,815	—		27,255,815

Debt Obligations
Argentina	—	6,796,346	—		6,796,346
Canada	—	48,900,308	—		48,900,308
Iceland	—	20,460,954	—		20,460,954
Jamaica	—	16,606,200	—		16,606,200
Puerto Rico	—	26,205,968	—		26,205,968
United States	—	56,053,985	—		56,053,985

TOTAL DEBT OBLIGATIONS	—	175,023,761	—		175,023,761

Short-Term Investments	334,550,315	—	—		334,550,315

Total Investments	889,788,315	258,296,801	0	**	1,148,085,116

Derivatives*
Forward Currency Contracts
Foreign Currency Risk	—	944,603	—		944,603
Swap Contracts
Credit Risk	—	175,644	—		175,644

Total	$889,788,315	$259,417,048	$0	**	$1,149,205,363

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,751,623)	$—		$(1,751,623)
Futures Contracts
Physical Commodity Contract Risk	(1,279,951)	—	—		(1,279,951)
Written Options
Equity Risk	(38,700)	—	—		(38,700)
Swap Contracts
Credit Risk	—	(467,855)	—		(467,855)

Total	$(1,318,651)	$(2,219,478)	$—		$(3,538,129)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Exchange-Traded Fund	$20,244,224	$—	$—		$20,244,224
Mutual Funds	1,650,497,674	—	—		1,650,497,674
Debt Obligations
Asset-Backed Securities	—	279,918	—		279,918
U.S. Government	—	296,117,785	—		296,117,785

TOTAL DEBT OBLIGATIONS	—	296,397,703	—		296,397,703

Short-Term Investments	239,404	—	—		239,404

Total Investments	1,670,981,302	296,397,703	—		1,967,379,005

Total	$1,670,981,302	$296,397,703	$—		$1,967,379,005

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.
**	Represents the interest in securities that were determined to have a value of zero at February 29, 2016.
***	Risk is the correlation between equity risk and foreign currency risk.

The underlying funds held at year end are classified above as Level 1. For the summary of valuation inputs of the underlying funds, please refer to the underlying funds’ Notes to Financial Statements.

For all Funds for the year ended February 29, 2016, there were no significant transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Alpha Only Fund
Common Stocks
China	$—	$16,227	$—	$—	$—	$(2,462)	$—		$—	**	$13,765	$(2,462)

Total	$—	$16,227	$—	$—	$—	$(2,462)	$—		$—		$13,765	$(2,462)

Benchmark-Free Allocation Fund
Common Stocks
China	$—	$—	$—	$—	—	$—	$3,914,059	**	$(3,914,059	)***	$—	$—
South Africa	231	—	—	—	—	(18)	—		(213	)***	—	—
United Kingdom	—	8,673,078	(1,170,217)	—	24,664	(1,444,351)	—		(6,083,174	)***	—	—
Rights/Warrants
United States	1,139,900	—	—	—	—	—	—		(1,139,900	)***	—	—
Debt Obligations
Trade Claims											—	—
Iceland	2,776,975	75,594,265	(8,582,296)	—	—	2,581,745	—		(72,370,689	)***	—	—
Asset-Backed Securities												—
United States	1,599	—	—	26	—	(25)	—		(1,600	)***	—	—
Bank Loans												—
Canada	28,341,000	—	(28,200,000)	—	282,000	(423,000)	—		—	***	—	—
Denmark	—	25,979,406	—	308,385	—	(581,109)	—		(25,706,682	)***	—	—
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—		—	***	—	—
United States	39,323,460	38,758,433	(21,944,557)	39,060	165,710	(235,996)	—		(56,106,110	)***	—	—
Purchased Options											—	—
United States	84,282,587	—	—	—	—	7,897,929	—		(92,180,516	)***	—	—

Total Investments	$164,047,389	$149,005,182	$(67,999,149)	$347,471	$322,725	$7,865,266	$3,914,059		$(257,502,943)		$—	$—

Derivatives
Swap Contracts	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115	***	$—	$—

Total	$2,645,708	$—	$—	$—	$—	$(5,537,823)	$—		$2,892,115		$—	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Balances as of February 28, 2015	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*		Balances as of February 29, 2016	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2016
Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$1,095,857	$—	$(566,355)#	$46,244	$14,956	$(22,543)	$—	$(567,659	)**	$500	$414

Total	$1,095,857	$—	$(566,355)	$46,244	$14,956	$(22,543)	$—	$(567,659)		$500	$414

Consolidated Implementation Fund
Common Stocks
Netherlands	$0	$—	$0	$—	$(119,209)	$119,209	$—	$—		$—	$—
South Africa	231	—	—	—	—	(61)	—	—		170	(61)
United Kingdom	—	11,331,964	(1,170,217)	—	24,665	(2,707,611)	—	—		7,478,801	(2,707,611)
Rights/Warrants
United States	1,139,900	—	—	—	—	(227,980)	—	—		911,920	(227,980)
Debt Obligations
Trade Claims
Iceland	2,776,975	84,797,092	(77,074,959)	210	(10,609,696)	110,378	—	—		—	—
Asset-Backed Securities
United States	1,599	—	—	1,328	—	(1,328)	—	—		1,599	(1,328)
Bank Loans
Canada	28,341,000	—	(28,200,000)	—	282,000	(423,000)	—	—		—	—
Denmark	—	25,979,407	—	2,258,092	—	(817,038)	—	—		27,420,461	(817,038)
Netherlands	8,181,637	—	(8,102,079)	—	(149,649)	70,091	—	—		—	—
United States	39,323,460	94,442,293	(78,071,410)	118,192	175,760	(3,616,973)	—	—		52,371,322	(3,288,177)
Purchased Options
United States	84,282,587	—	(28,640,148)	—	6,703,182	(30,280,197)	—	—		32,065,424	(30,280,197)

Total Investments	$164,047,389	$216,550,756	$(221,258,813)	$2,377,822	$(3,692,947)	$(37,774,510)	$—	$—		$120,249,697	$(37,322,392)

Derivatives
Options	$—	$—	$(9,452,561)	$—	$9,452,561	$—	$—	$—		$—	$—
Swap Contracts	2,645,708	—	—	—	—	(9,500,616)	(1,601,447)	—		(8,456,355)	(9,500,616)

Total	$2,645,708	$—	$(9,452,561)	$—	$9,452,561	$(9,500,616)	$(1,601,447)	$—		$(8,456,355)	$(9,500,616)

Consolidated Special Opportunies Fund
Common Stocks
Canada	$—	$2,790,044	$—	$—	$—	$(288,565)	$—	$(2,501,479	)**	$—	$—
Debt Obligations
Trade Claim	29,661,174	1,648,772	(31,169,737)	—	(7,997,098)	7,856,889	—	—		—	—

Total	$29,661,174	$4,438,816	$(31,169,737)	$—	$(7,997,098)	$7,568,324	$—	$(2,501,479)		$—	$—

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$228,255	$—	$(27,337)##	$8,363	$245	$70,392	$—	$(279,918	)**	$—	$—

Total	$228,255	$—	$(27,337)	$8,363	$245	$70,392	$—	$(279,918)		$—	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the year.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
***	Amounts shown represent adjustments due to deconsolidation at July 31, 2015. (Note 2 — Basis of presentation and principles of consolidation).
#	Includes $140,488 of proceeds received from principal paydowns.
##	Includes $27,014 of proceeds received from principal paydowns.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The net aggregate direct and indirect exposure to investments in securities and/or derivatives using Level 3 inputs and presented on a net basis, which will tend to understate the Funds’ exposure (based on each Fund’s net assets) as of February 29, 2016 were as follows:

Fund Name	Level 3 securities and derivatives
Alpha Only Fund	< 1%
Benchmark-Free Allocation Fund	1%
Benchmark-Free Fund	< 1%
Global Asset Allocation Fund	< 1%
Global Developed Equity Allocation Fund	< 1%
Global Equity Allocation Fund	< 1%
Consolidated Implementation Fund	1%
International Developed Equity Allocation Fund	< 1%
International Equity Allocation Fund	< 1%
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	—
Consolidated Special Opportunities Fund	0%*
Strategic Opportunities Allocation Fund	< 1%

* Represents the interest in securities that were determined to have a value of zero at February 29, 2016.

Cash

Cash and foreign currency, if any, on the Statements of Assets and Liabilities consists of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include mark-to-market amounts related to foreign currency.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. As of February 29, 2016, the Funds listed below had entered into repurchase agreements.

Fund Name	Counterparty	Gross Value	Net Value (with related collateral)	Weighted Average Maturity (days)
Benchmark-Free Fund	Mizuho Bank Ltd	$153,601,030	$156,773,675	2.3
Implementation Fund	Mizuho Bank Ltd	$787,418,787	$800,730,062	3.1

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Taxes and distributions

Each Fund has elected or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Effective December 1, 2015, SGM Major Markets Fund elected for federal income tax purposes to be treated as a corporation, and, as noted above, SGM Major Markets Fund intends to qualify as a regulated investment company, also effective as of that date. Prior to December 1, 2015, SGM Major Markets Fund had elected to be treated as a partnership for U.S. federal income tax purposes and each shareholder was responsible for their tax liabilities, if any, related to their allocable share of SGM Major Markets Fund taxable income, gains, losses, deductions, credits and items of tax preference. As a partnership, SGM Major Markets Fund’s activities did not generally constitute those of a U.S. trade or business, and it was generally not subject to U.S. federal, state and/or other income-based U.S. taxes (other than certain withholding taxes).

Effective July 1, 2015, Implementation Fund elected, for federal income tax purposes to be treated as a corporation, and, as noted above, Implementation Fund intends to qualify as a regulated investment company, also effective as of that date. Prior to July 1, 2015, Implementation Fund was disregarded as an entity separate from its sole shareholder, Benchmark-Free Allocation Fund (“BFAF”) for U.S. federal income tax purposes. BFAF was treated as owning Implementation Fund’s assets directly for U.S. federal income tax purposes. As such, any income, gain, loss, deduction or other tax items arising in respect of Implementation Fund’s assets were treated as if they were realized or incurred, as applicable, directly by BFAF.

Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to each Fund’s investments in certain jurisdictions may be higher if a significant portion of each Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Taxes related to capital gains realized during the year ended February 29, 2016, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations. Transaction-based charges are generally calculated as a percentage of the transaction amount.

Certain Funds have filed for additional reclaims related to foreign taxes withheld in prior years, based on interpretations of European Union tax principles. Generally, to the extent a Fund reasonably determines that such additional tax reclaims are collectible and free from significant contingencies, the amounts are reflected as Dividends from unaffiliated issuers in the Statement of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible under the Code and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions for each Fund are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

U.S. GAAP and tax accounting differences for each Fund primarily relate to reasons described in the following table:

Differences related to:	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Accretion and amortization		X					X
Accumulated deconsolidation impact		X					X
Capital loss carry forwards	X	X	X	X			X	X	X		X
Controlled foreign corporation transactions										X	X
Defaulted bonds											X
Derivative contract transactions	X	X	X				X			X	X
Dividend income and withholding tax reclaim reserves	X
Dividends received from underlying investments	X
Foreign capital gains taxes											X
Foreign currency transactions	X	X					X			X	X
Late year ordinary losses		X								X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X		X	X
Mutual fund distributions received		X	X	X	X							X
Net operating losses							X
Partnership interest tax allocations		X	X	X
Passive foreign investment company transactions	X	X					X
Post-October capital losses	X		X					X	X		X
Real estate investment trust transactions	X
Redemption in-kind transactions		X
Subscription in-kind transactions										X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2016			Tax year ended February 28, 2015

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Alpha Only Fund	62,592,348	—	62,592,348	60,008,863	—	60,008,863
Benchmark-Free Allocation Fund	309,142,891	131,565,120	440,708,011	619,494,682	301,056,931	920,551,613
Benchmark-Free Fund	157,864,255	132,412,081	290,276,336	191,991,516	463,463,829	655,455,345
Global Asset Allocation Fund	139,248,090	192,288,728	331,536,818	185,884,576	270,464,052	456,348,628
Global Developed Equity Allocation Fund	40,963,522	137,293,847	178,257,369	59,234,772	146,463,927	205,698,699
Global Equity Allocation Fund	87,088,321	278,611,210	365,699,531	127,642,887	254,855,622	382,498,509
Consolidated Implementation Fund	—	—	—	—	—	—
International Developed Equity Allocation Fund	34,075,093	—	34,075,093	48,613,157	—	48,613,157
International Equity Allocation Fund	41,812,547	58,511,741	100,324,288	68,362,567	28,330,310	96,692,877
Consolidated SGM Major Markets Fund	—	—	—	—	—	—
Consolidated Special Opportunities Fund	13,915,124	3,368,794	17,283,918	502,042	—	502,042
Strategic Opportunities Allocation Fund	87,128,479	105,306,735	192,435,214	92,822,551	193,275,181	286,097,732

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2016, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses ($)
Alpha Only Fund	3,521,794	—	—	(337,535,953)	(5,583,465)
Benchmark-Free Allocation Fund	1,764,014	—	(18,060,383)	(271,631,383)	—
Benchmark-Free Fund	18,176,055	—	—	(527,842,655)	(40,448,431)
Global Asset Allocation Fund	3,081,864	—	—	(14,387,794)	(1,334,508)
Global Developed Equity Allocation Fund	964,087	39,708,759	(4,048)	—	—
Global Equity Allocation Fund	2,507,107	55,799,955	(7,229)	—	—
Consolidated Implementation Fund	—	—	—	(974,124,896)	—
International Developed Equity Allocation Fund	183,695	—	(3,137)	(36,987,463)	(1,325,510)
International Equity Allocation Fund	734,626	—	(3,272)	(5,428,940)	(1,572,445)
Consolidated SGM Major Markets Fund	12,415,264	—	(872,657)	—	—
Consolidated Special Opportunities Fund	17,263,046	6,094,262	—	—	—
Strategic Opportunities Allocation Fund	1,240,054	1,162,624	—	—	—

As of February 29, 2016, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses recognized in taxable years beginning on or after March 1, 2011 are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. In addition, such losses should be utilized prior to losses scheduled to expire on or before February 28, 2019. As a result of this ordering rule, losses that are subject to expiration may expire unused. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses and losses realized subsequent to February 29, 2016, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

	Short-Term ($)				Long- Term ($)

Fund Name	Expiration Date 2/28/2018	Expiration Date 2/28/2019	No Expiration Date	Total Short-Term ($)	No Expiration Date
Alpha Only Fund	—	—	(193,610,242)	(193,610,242)	(143,925,711)
Benchmark-Free Allocation Fund	(21,918,689)	(7,441,107)	—	(29,359,796)	(242,271,587)
Benchmark-Free Fund	—	—	(41,936,095)	(41,936,095)	(485,906,560)
Global Asset Allocation Fund	—	—	—	—	(14,387,794)
Global Developed Equity Allocation Fund	—	—	—	—	—
Global Equity Allocation Fund	—	—	—	—	—
Consolidated Implementation Fund	—	—	(735,371,982)	(735,371,982)	(238,752,914)
International Developed Equity Allocation Fund	(14,472,130)	(22,515,333)	—	(36,987,463)	—
International Equity Allocation Fund	—	—	—	—	(5,428,940)
Consolidated SGM Major Markets Fund	—	—	—	—	—
Consolidated Special Opportunities Fund	—	—	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As of February 29, 2016, the approximate cost for U.S. federal income tax purposes and the aggregate investment-level gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	307,840,711	9,397,760	(27,986,320)	(18,588,560)
Benchmark-Free Allocation Fund	18,077,899,984	1,486,603	(1,665,276,462)	(1,663,789,859)
Benchmark-Free Fund	4,594,035,311	48,673,794	(360,499,995)	(311,826,201)
Global Asset Allocation Fund	3,985,980,001	181,248	(668,837,802)	(668,656,554)
Global Developed Equity Allocation Fund	1,787,612,055	—	(354,779,324)	(354,779,324)
Global Equity Allocation Fund	3,812,557,898	—	(933,334,807)	(933,334,807)
Consolidated Implementation Fund	14,913,887,610	355,807,376	(1,625,521,033)	(1,269,713,657)
International Developed Equity Allocation Fund	1,262,903,004	—	(320,126,818)	(320,126,818)
International Equity Allocation Fund	1,523,726,941	—	(388,879,186)	(388,879,186)
Consolidated SGM Major Markets Fund	1,299,249,456	8,260,533	(364,371)	7,896,162
Consolidated Special Opportunities Fund	1,210,427,082	26,826,170	(91,627,537)	(64,801,367)
Strategic Opportunities Allocation Fund	2,298,162,456	9,194,439	(339,977,890)	(330,783,451)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., guidance pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (See Note 5).

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent for all Funds except Alpha Only Fund. For Alpha Only Fund, Brown Brothers Harriman & Co. (“BBH”) serves as the custodian and fund accounting agent and

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

State Street serves as the transfer agent. Prior to December 31, 2013, State Street’s transfer agent fees may have been reduced by an earnings allowance calculated on the average daily cash balances each Fund maintained in a State Street transfer agent account. Effective January 1, 2014, any cash balances maintained at the transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations. Prior to December 31, 2012, State Street’s custodian fees may have been reduced by an earnings allowance calculated on the average daily cash balance each Fund maintained in a State Street custodial account. Earnings allowances were reported as a reduction of expenses in the Statements of Operations. Effective January 1, 2013, any cash balances maintained at the custodian are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time.

Each of the Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Funds are typically reassessed annually by GMO based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the Funds invest. If that weighted average is less than 0.05%, the Funds usually will not charge a purchase premium or redemption fee.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. GMO also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchase or redemption of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the underlying funds’ purchase premiums and redemption fees than other underlying fund shareholders.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As of February 29, 2016, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alpha Only	Benchmark-Free Allocation Fund(1)	Benchmark-Free Fund(2)	Global Asset Allocation Fund(3)	Global Developed Equity Allocation Fund(4)	Global Equity Allocation Fund(5)	Implementation Fund(6)	International Developed Equity Allocation Fund(7)	International Equity Allocation Fund(8)	SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Special Opportunities Fund	Strategic Opportunities Allocation Fund(9)
Purchase Premium	—	0.18%	0.18%	0.14%	0.08%	0.19%	0.20%	0.08%	0.27%	—	0.50%	0.14%
Redemption Fee	—	0.18%	0.18%	0.14%	0.08%	0.19%	0.20%	0.08%	0.27%	—	0.50%	0.14%

(1)	For the periods from June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, the premium on cash purchases and the fee on cash redemptions were each 0.13% and 0.11%, respectively, of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(2)	For the periods from June 30, 2014 to June 30, 2015 and June 30, 2013 to June 30, 2014, , the premium on cash purchases and the fee on cash redemptions were each 0.13% and 0.14% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.13% of the amount invested or redeemed.
(3)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.10% of the amount invested or redeemed.
(4)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(5)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.12% of the amount invested or redeemed.
(6)	Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.
(7)	Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.
(8)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.21% of the amount invested or redeemed.
(9)	For the period from June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.06% of the amount invested or redeemed. Prior to June 30, 2013, these same fees were each 0.07% of the amount invested or redeemed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk		X	X	X			X			X	X	X
Merger Arbitrage Risk		X	X	X			X				X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) or in a wholly-owned subsidiary is exposed to the risks to which the Underlying Funds or wholly-owned subsidiary in which it invests are exposed as well as the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds or a wholly-owned subsidiary.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more

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information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or a change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

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• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

To the extent a Fund invests in Risk Premium Fund, the Fund is exposed to the risk that Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

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Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

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Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s distributions to consist of amounts taxable to shareholders at ordinary income tax rates.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

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A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

A Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

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February 29, 2016

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

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Notes to Financial Statements — (Continued)

February 29, 2016

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• MERGER ARBITRAGE RISK. Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric— the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, exchange-traded funds (“ETFs”) and other investment companies, or in a wholly-owned subsidiary are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds are also indirectly exposed to all of the risks of an investment in the Underlying Funds or a wholly-owned subsidiary.

Because a Fund bears the fees and expenses of any Underlying Fund or wholly-owned subsidiary in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio, or invests through a new wholly-owned subsidiary. Because some Underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Implementation Fund
•	Special Opportunities Fund
•	SGM Major Markets Fund

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in attempting to respond to adverse market, economic, political, or other conditions. The Funds (other than Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and SGM Major Markets Fund) normally do not take temporary defensive

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

positions. Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund and SGM Major Markets Fund may take temporary defensive positions if deemed prudent by GMO.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

At February 29, 2016, only Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Special Opportunities Fund (or their wholly-owned subsidiary).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Special Opportunities Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The Funds may use derivatives such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)

The Fund invests in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward non-U.S. exchange contracts as well as making other investments.

The Fund may use derivatives to gain long and/or short investment exposure to global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Fund may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2016, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark Free Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund**	Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)***	Consolidated Special Opportunities Fund****
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X	X	X	X	X
Manage against anticipated currency exchange rate changes		X		X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X
Substitute for direct investment					X	X
Adjust exposure to certain securities markets					X
To hedge some or all of the broad market exposure of the underlying Funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment		X		X
Achieve returns from the decline in an equity investment						X
Adjust currency exchange rate risk		X		X
Adjust exposure to foreign currencies		X		X
Adjust interest rate exposure		X		X

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Notes to Financial Statements — (Continued)

February 29, 2016

Type of Derivative and Objective for Use	Alpha Only Fund	Benchmark Free Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund**	Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)***	Consolidated Special Opportunities Fund****
Options (Written)
Substitute for direct equity investment		X	X	X		X
Adjust currency exchange rate risk		X		X
Adjust exposure to foreign currencies		X		X
Adjust interest rate exposure		X		X
Swap contracts
Adjust interest rate exposure		X		X
Substitute for direct investment in securities		X	X	X
Achieve exposure to a reference entity’s credit		X		X		X
Adjust exposure to foreign currencies		X		X
Rights and/or warrants
Received as a result of corporate actions	X	X	X	X		X

*	Derivatives shown were owned by GMO Implementation Fund during the period 3/1/15 through 7/31/15, during which GMO Implementation Fund was a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.
**	Benchmark-Free Allocation Fund held no derivatives directly during the year ended February 29, 2016. The table shows how Implementation Fund used these derivatives during the period ended July 31, 2015 (see Note 2 – Basis of presentation and principles of consolidation).
***	Certain derivatives are held by SGM Major Markets Fund’s wholly-owned subsidiary.
****	Certain derivatives are held by Special Opportunities Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

excess of the variation margin as recorded on the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

For the year ended February 29, 2016, investment activity in options contracts written by the Funds was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Benchmark-Free Allocation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,879
Options written	2,558,058,500	4,296	96,413,376	4,742,218,500	7,337	172,390,977
Options bought back	(2,285,282,000)	—	(88,882,857)	(10,602,704,357)	(7,337)	(180,283,066)
Options expired	—	—	—	(361,674,000)	—	(5,099,201)
Options exercised*	(345,548,500)	(4,296)	(9,103,926)	(4,507,226,500)	—	(165,235,589)

Outstanding, end of period	—	—	$—	—	—	$—

Consolidated Implementation Fund
Outstanding, beginning of period	72,772,000	—	$1,573,407	10,729,386,357	—	$178,226,880
Options written	3,629,618,027	4,296	119,278,823	4,742,230,836	7,337	173,507,755
Options bought back	(3,147,535,181)	—	(105,582,984)	(12,445,474,694)	—	(245,992,507)
Options expired	(488,734,210)	—	(11,439,723)	(495,566,074)	—	(8,651,971)
Options exercised	(2,932)	—	(210,098)	—	—	—

Outstanding, end of period	66,117,704	4,296	$3,619,425	2,530,576,425	7,337	$97,090,157

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Special Opportunities Fund
Outstanding, beginning of period	—	7,430	$2,275,055	—	2,146	$841,681
Options written	—	3,360	4,064,588	—	—	—
Options bought back	—	(5,480)	(4,123,920)	—	(1,600)	(242,653)
Options expired	—	(2,040)	(581,777)	—	—	—
Options exercised	—	(2,840)	(1,214,741)	—	(546)	(599,028)

Outstanding, end of period	—	430	$419,205	—	—	$—

*	Amount shown represents adjustment due to deconsolidation at July 31, 2015 (Note 2 – Basis of presentation and principles of consolidation).

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016 and the Statements of Operations for the year ended February 29, 2016 ^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$276	$—	$—	$—	$—	$276
Unrealized Appreciation on Forward Currency Contracts	—	—	—	100,218	—	—	—	100,218
Unrealized Appreciation on Futures Contracts*	—	—	68,600	—	—	—	—	68,600

Total	$—	$—	$68,876	$100,218	$—	$—	$—	$169,094

Derivatives not subject to Master Agreements	$—	$—	$276	$—	$—	$—	$—	$276

Total subject to Master Agreements	$—	$—	$68,600	$100,218	$—	$—	$—	$168,818

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(208,760)	$—	$—	$—	$(208,760)
Unrealized Depreciation on Futures Contracts*	—	—	(530,590)	—	—	—	—	(530,590)

Total	$—	$—	$(530,590)	$(208,760)	$—	$—	$—	$(739,350)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(530,590)	$(208,760)	$—	$—	$—	$(739,350)

Net Realized Gain (Loss) on:
Investments (purchased options, rights and/or warrants)	$—	$—	$1,919	$—	$—	$—	$—	$1,919
Forward Currency Contracts	—	—	—	84,594	—	—	—	84,594
Futures Contracts	—	—	(55,398,117)	—	—	—	—	(55,398,117)

Total	$—	$—	$(55,396,198)	$84,594	$—	$—	$—	$(55,311,604)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and/or warrants)	$—	$—	$(24)	$—	$—	$—	$—	$(24)
Forward Currency Contracts	—	—	—	(108,542)	—	—	—	(108,542)
Futures Contracts	—	—	120,632,085	—	—	—	—	120,632,085

Total	$—	$—	$120,632,061	$(108,542)	$—	$—	$—	$120,523,519

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Allocation Fund
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$22,982	$—	$—	$—	$—	$22,982
Investments (purchased options)	—	—	602,605	71,727,669	—	(210,082,136)	—	(137,751,862)
Forward Currency Contracts	—	—	—	(6,120,380)	—	—	—	(6,120,380)
Futures Contracts	—	—	—	—	—	(42,066,606)	—	(42,066,606)
Written Options	—	—	1,078,488	26,246,698	—	(118,218,715)	—	(90,893,529)
Swap Contracts	—	—	—	(7,767,405)	(1,878,830)	(88,747,726)	—	(98,393,961)

Total	$—	$—	$1,704,075	$84,086,582	$(1,878,830)	$(459,115,183)	$—	$(375,203,356)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$1,252,678	$—	$—	$—	$—	$1,252,678
Investments (purchased options)	—	—	(19,671,367)	(7,656,436)	—	77,451,512	—	50,123,709
Forward Currency Contracts	—	—	—	(42,720,320)	—	—	—	(42,720,320)
Futures Contracts	—	—	—	—	—	(5,428,316)	—	(5,428,316)
Written Options	—	—	—	(9,531,413)	—	(9,592,988)	—	(19,124,401)
Swap Contracts	—	—	(2,645,708)**	—	1,447,260	(54,276,901)	—	(55,475,349)

Total	$—	$—	$(21,064,397)	$(59,908,169)	$1,447,260	$8,153,307	$—	$(71,371,999)

Benchmark-Free Fund
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$7,251,480	$—	$—	$—	$7,251,480
Unrealized Appreciation on Futures Contracts*	—	—	197,030	—	—	—	—	197,030

Total	$—	$—	$197,030	$7,251,480	$—	$—	$—	$7,448,510

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$197,030	$7,251,480	$—	$—	$—	$7,448,510

Liabilities:
Unrealized Depreciation on Swap Contracts*	$—	$—	$(19,340)	$—	$—	$—	$—	$(19,340)

Total	$—	$—	$(19,340)	$—	$—	$—	$—	$(19,340)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$—	$(19,340)	$—	$—	$—	$—	$(19,340)

Net Realized Gain (Loss) on:
Investments (purchased options, rights and/or warrants)	$—	$—	$(1)	$—	$—	$—	$—	$(1)
Forward Currency Contracts	—	—	—	(40,799)	—	—	—	(40,799)
Futures Contracts	—	—	145,273	—	—	—	—	145,273
Written Options	—	—	574,257	—	—	—	—	574,257
Swap Contracts	—	—	185,039	—	—	—	—	185,039

Total	$—	$—	$904,568	$(40,799)	$—	$—	$—	$863,769

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund (continued)
Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$7,251,480	$—	$—	$—	$7,251,480
Futures Contracts	—	—	197,030	—	—	—	—	197,030
Swap Contracts	—	—	(19,340)	—	—	—	—	(19,340)

Total	$—	$—	$177,690	$7,251,480	$—	$—	$—	$7,429,170

Consolidated Implementation Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$911,920	$—	$—	$—	$—	$911,920
Investments, at value (purchased options)	—	—	37,995,549	29,564,578	—	70,279,959	—	137,840,086
Unrealized Appreciation on Forward Currency Contracts	—	—	—	60,006,285	—	—	—	60,006,285
Unrealized Appreciation on Futures Contracts*	—	—	—	—	—	4,701	—	4,701
Unrealized Appreciation on Swap Contracts*	14,670,247	—	—	—	—	378,162,668	—	392,832,915

Total	$14,670,247	$—	$38,907,469	$89,570,863	$—	$448,447,328	$—	$591,595,907

Derivatives not subject to Master Agreements	$—	$—	$911,920	$—	$—	$—	$—	$911,920

Total subject to Master Agreements	$14,670,247	$—	$37,995,549	$89,570,863	$—	$448,447,328	$—	$590,683,987

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(45,534,435)	$—	$—	$—	$(45,534,435)
Written Options, at value	—	—	(5,524)	(2,473,487)	—	(132,956,944)	—	(135,435,955)
Unrealized Depreciation on Swap Contracts*	(55,757)	—	(7,022,530)	—	—	(263,070,378)	—	(270,148,665)

Total	$(55,757)	$—	$(7,028,054)	$(48,007,922)	$—	$(396,027,322)	$—	$(451,119,055)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(55,757)	$—	$(7,028,054)	$(48,007,922)	$—	$(396,027,322)	$—	$(451,119,055)

Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$56,514	$—	$—	$—	$—	$56,514
Investments (purchased options)	—	—	16,424,019	50,066,444	—	(234,578,922)	—	(168,088,459)
Forward Currency Contracts	—	—	—	46,767,876	—	—	—	46,767,876
Futures Contracts	—	—	—	—	—	(44,034,724)	—	(44,034,724)
Written Options	—	—	13,128,765	45,330,918	—	(134,811,337)	—	(76,351,654)
Swap Contracts	256,042	—	(1,708,398)	—	(892,131)	(123,716,533)	—	(126,061,020)

Total	$256,042	$—	$27,900,900	$142,165,238	$(892,131)	$(537,141,516)	$—	$(367,711,467)

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$(260,425)	$—	$—	$—	$—	$(260,425)
Investments (purchased options)	—	—	(32,031,593)	(45,229,678)	—	(15,125,052)	—	(92,386,323)
Forward Currency Contracts	—	—	—	(28,248,470)	—	—	—	(28,248,470)
Futures Contracts	—	—	—	—	—	(5,423,615)	—	(5,423,615)
Written Options	—	—	330,057	(5,352,541)	—	(48,828,290)	—	(53,850,774)
Swap Contracts	8,219,626	—	(9,668,238)	—	1,447,260	43,051,210	—	43,049,858

Total	$8,219,626	$—	$(41,630,199)	$(78,830,689)	$1,447,260	$(26,325,747)	$—	$(137,119,749)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund (formerly Consolidated Systematic Global Macro Opportunity Fund)
Assets:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$16,899,665	$—	$—	$—	$16,899,665
Unrealized Appreciation on Futures Contracts*	—	2,701,976	14,225,279	—	—	413,600	—	17,340,855

Total	$—	$2,701,976	$14,225,279	$16,899,665	$—	$413,600	$—	$34,240,520

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$2,701,976	$14,225,279	$16,899,665	$—	$413,600	$—	$34,240,520

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,672,764)	$—	$—	$—	$(1,672,764)
Unrealized Depreciation on Futures Contracts*	—	(3,545,165)	(2,535,808)	—	—	(12,422,842)	—	(18,503,815)

Total	$—	$(3,545,165)	$(2,535,808)	$(1,672,764)	$—	$(12,422,842)	$—	$(20,176,579)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$—	$(3,545,165)	$(2,535,808)	$(1,672,764)	$—	$(12,422,842)	$—	$(20,176,579)

Net Realized Gain (Loss) on:
Forward Currency Contracts	$—	$—	$—	$14,749,491	$—	$—	$—	$14,749,491
Futures Contracts	—	(1,525,825)	(25,374,287)	—	—	6,116,158	—	(20,783,954)

Total	$—	$(1,525,825)	$(25,374,287)	$14,749,491	$—	$6,116,158	$—	$(6,034,463)

Change in Net Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$—	$—	$—	$14,928,807	$—	$—	$—	$14,928,807
Futures Contracts	—	(1,797,672)	(13,570,039)	—	—	(7,519,473)	—	(22,887,184)

Total	$—	$(1,797,672)	$(13,570,039)	$14,928,807	$—	$(7,519,473)	$—	$(7,958,377)

Consolidated Special Opportunities Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$—	$7,218,277	$—	$—	$—	$4,054,963	$11,273,240
Unrealized Appreciation on Forward Currency Contracts	—	—	—	944,603	—	—	—	944,603
Unrealized Appreciation on Swap Contracts*	175,644	—	—	—	—	—	—	175,644

Total	$175,644	$—	$7,218,277	$944,603	$—	$—	$4,054,963	$12,393,487

Derivatives not subject to Master Agreements	$—	$—	$7,218,277	$—	$—	$—	$4,054,963	$11,273,240

Total subject to Master Agreements	$175,644	$—	$—	$944,603	$—	$—	$—	$1,120,247

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,751,623)	$—	$—	$—	$(1,751,623)
Unrealized Depreciation on Futures Contracts*	—	(1,279,951)	—	—	—	—	—	(1,279,951)
Unrealized Depreciation on Swap Contracts*	(467,855)	—	—	—	—	—	—	(467,855)
Written Options, at value	—	—	(38,700)	—	—	—	—	(38,700)

Total	$(467,855)	$(1,279,951)	$(38,700)	$(1,751,623)	$—	$—	$—	$(3,538,129)

Derivatives not subject to Master Agreements	$—	$—	$—	$—	$—	$—	$—	$—

Total subject to Master Agreements	$(467,855)	$(1,279,951)	$(38,700)	$(1,751,623)	$—	$—	$—	$(3,538,129)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Inflation Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Special Opportunities Fund (continued)
Net Realized Gain (Loss) on:
Investments (rights and/or warrants)	$—	$—	$(77,209)	$—	$—	$—	$—	$(77,209)
Investments (purchased options)	—	—	1,557,279	—	—	—	—	1,557,279
Forward Currency Contracts	—	—	—	2,777,892	—	—	—	2,777,892
Written Options	—	—	919,840	—	—	—	—	919,840
Swap Contracts	448,385	—	—	—	—	—	—	448,385

Total	$448,385	$—	$2,399,910	$2,777,892	$—	$—	$—	$5,626,187

Change in Net Unrealized Appreciation (Depreciation) on:
Investments (rights and/or warrants)	$—	$—	$(4,496,881)	$—	$—	$—	$—	$(4,496,881)
Investments (purchased options)	—	—	(1,593,318)	—	—	—	—	(1,593,318)
Forward Currency Contracts	—	—	—	(1,622,180)	—	—	—	(1,622,180)
Futures Contracts	—	(2,839,325)	—	—	—	—	—	(2,839,325)
Written Options	—	—	130,549	—	—	—	—	130,549
Swap Contracts	776,717	—	—	—	—	—	—	776,717

Total	$776,717	$(2,839,325)	$(5,959,650)	$(1,622,180)	$—	$—	$—	$(9,644,438)

^	Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.
*	The table includes cumulative appreciation/depreciation of futures and cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.
**	Risk is the correlation between equity risk and foreign currency risk.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be made by a Fund in such an event is represented by the unrealized liability amounts in the table below.

For financial reporting purposes, on the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from Broker and any cash collateral received from the counterparty is reported as Due to Broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at February 29, 2016, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2016:

Alpha Only Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$100,218	$—	$100,218	$—

Total	$100,218	$—	$100,218	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Goldman Sachs International	$208,760	$(108,542)	$(100,218)	$—	*

Total	$208,760	$(108,542)	$(100,218)	$—

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$7,251,480	$(7,251,480)	$—	$—	*

Total	$7,251,480	$(7,251,480)	$—	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$19,340	$—	$—	$19,340

Total	$19,340	$—	$—	$19,340

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$5,761,998	$(373,850)	$(5,388,148)	$—	*
Barclays Bank plc	18,010,249	(9,057,000)	(8,153,992)	799,257
Citibank N.A.	86,923	—	—	86,923
Credit Suisse International	1,573,397	(1,573,397)	—	—	*
Deutsche Bank AG	10,200,308	(2,570,000)	(7,200,085)	430,223
Goldman Sachs International	160,494,632	—	(158,882,100)	1,612,532
JPMorgan Chase Bank, N.A.	42,236,402	(12,200,444)	(16,550,564)	13,485,394
Morgan Stanley & Co. International PLC	48,538,612	—	48,538,612	—
State Street Bank and Trust Company	385,748	—	(697)	385,051

Total	$287,288,269	$(25,774,691)	$(147,636,974)	$16,799,380

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Consolidated Implementation Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$5,388,148	$—	$5,388,148	$—
Barclays Bank plc	8,153,992	—	8,153,992	—
Deutsche Bank AG	7,200,085	—	7,200,085	—
Goldman Sachs International	158,882,100	—	158,882,100	—	*
JPMorgan Chase Bank, N.A.	16,550,564	—	16,550,564	—
Morgan Stanley & Co. International PLC	61,822,205	(13,283,593)	(48,538,612)	—	*
State Street Bank and Trust Company	697	—	697	—

Total	$257,997,791	$(13,283,593)	$147,636,974	$—

Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Credit Suisse International	$29,262	$—	$—	$29,262
Deutsche Bank AG	3,202,647	(3,202,647)	—	—	*
JPMorgan Chase Bank, N.A.	3,532,599	(2,563,796)	(128,981)	839,822
Morgan Stanley & Co. International PLC	9,552,544	(9,321,934)	(230,610)	—	*
State Street Bank and Trust Company	582,613	—	582,613	—

Total	$16,899,665	$(15,088,377)	$223,022	$869,084

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
JPMorgan Chase Bank, N.A.	$128,981	$—	$128,981	$—
Morgan Stanley & Co. International PLC	230,610	—	230,610	—
State Street Bank and Trust Company	1,313,173	—	(582,613)	730,560

Total	$1,672,764	$—	$(223,022)	$730,560

Consolidated Special Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$922,168	$—	$(692,431)	$229,737
Goldman Sachs International	22,435	—	22,435	—
JPMorgan Chase Bank, N.A.	175,644	(29,979)	—	145,665

Total	$1,120,247	$(29,979)	$(669,996)	$375,402

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Consolidated Special Opportunities Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$951,008	$(689,303)	$—	$261,705
Barclays Bank PLC	86,144	—	—	86,144
Credit Suisse International	375,061	(375,061)	—	—	*
Deutsche Bank AG	692,431	—	692,431	—	*
Goldman Sachs International	24,489	(2,054)	(22,435)	—	*
Morgan Stanley & Co. International PLC	90,345	—	—	90,345
Morgan Stanley & Co. LLC	38,700	(38,700)	—	—	*

Total	$2,258,178	$(1,105,118)	$669,996	$438,194

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts, swap contracts), market values (rights and/or warrants), and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2016:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Options ($)	Options (Contracts)	Rights and/or Warrants ($)
Alpha Only Fund	8,873,606	1,312,653,972	—	—	—	15,892
Benchmark-Free Allocation Fund*	6,132,272,484	193,535,619	19,151,143,244	9,606,542,931	65,806	531,073
Benchmark-Free Fund	98,926,975	16,263,353	310,800	—	70	37,086
Implementation Fund	10,550,563,971	208,490,260	37,893,050,254	16,599,127,619	145,804	1,056,856
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	539,895,889	1,443,521,837	—	—	—	—
Consolidated Special Opportunities Fund	65,188,959	10,273,882	149,937,336	570,630	7,243	16,374,736

*	Includes GMO Implementation Fund’s average derivative activity through July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alpha Only	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.50%	0.65%	—	—	—	—	—	—	—	0.85%*	1.10%	—

*	Prior to December 1, 2015, management fee was 0.70%.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

In addition, for certain Funds each class of shares pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. These supplemental support services include without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investor’s board of directors including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Heads of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agents, provided that such assistance is not primarily intended to result in the sale of Fund shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Shareholder service and/or supplemental support fees are paid monthly equal to the percentage of each applicable Fund’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V		Class VI	Class MF
Alpha Only Fund	0.15%		0.10%
Benchmark-Free Allocation Fund	0.15%		0.10%					0.10%
Benchmark-Free Fund	0.00%
Global Asset Allocation Fund	0.00%
Global Developed Equity Allocation Fund	0.00%
Global Equity Allocation Fund	0.00%
Implementation Fund
International Developed Equity Allocation Fund	0.00%
International Equity Allocation Fund	0.00%
SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	0.15%		0.10%				0.055%
Special Opportunities Fund	0.15%	*	0.10%	*	0.085%	*	0.055%
Strategic Opportunities Allocation Fund	0.00%

*	Class is offered but has no shareholders as of February 29, 2016.

For each Fund, other than Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses from emerging markets.

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fee paid to GMO. This reduction will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

The Funds’ portion of the gross fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2016 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Alpha Only Fund	22,861	3,284
Benchmark-Free Allocation Fund	327,649	34,681
Benchmark-Free Fund	58,574	6,340
Global Asset Allocation Fund	49,688	5,766
Global Developed Equity Allocation Fund	20,396	2,224
Global Equity Allocation Fund	41,780	4,758
Consolidated Implementation Fund	202,534	20,298
International Developed Equity Allocation Fund	13,914	1,492
International Equity Allocation Fund	17,998	1,830
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	19,000	1,858
Consolidated Special Opportunities Fund	10,674	1,098
Strategic Opportunities Allocation Fund	27,046	2,990

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2016 these indirect fees and expenses expressed as an annualized percentage of each Fund’s average daily net assets were as follows:

Fund Name	Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Indirect Interest Expense		Total Indirect Expenses
Alpha Only Fund	< 0.001%	0.000%	0.000%		< 0.001%
Consolidated Benchmark-Free Allocation Fund*	0.131%	0.020%	0.028%	**	0.179%
Benchmark-Free Fund	0.369%	0.048%	0.002%		0.419%
Global Asset Allocation Fund	0.418%	0.066%	0.004%		0.488%
Global Developed Equity Allocation Fund	0.461%	0.073%	0.000%		0.534%
Global Equity Allocation Fund	0.512%	0.070%	0.000%		0.582%
Consolidated Implementation Fund	< 0.001%	0.000%	0.000%		< 0.001%
International Developed Equity Allocation Fund	0.536%	0.087%	0.000%		0.623%
International Equity Allocation Fund	0.612%	0.079%	0.000%		0.691%
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	0.001%	< 0.001%	0.000%		0.001%
Consolidated Special Opportunities Fund	0.000%	0.000%	0.000%		0.000%
Strategic Opportunities Allocation Fund	0.421%	0.061%	0.002%		0.484%

*	Amounts are consolidated through July 31, 2015 (Note 2 - Basis of presentation and principles of consolidation).
**	Includes indirect dividend expense.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended February 29, 2016 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Alpha Only Fund	—	1,318,795,196	—	3,933,860,304
Benchmark-Free Allocation Fund*	—	9,453,915,763	—	12,418,508,882
Benchmark-Free Fund	560,307,874	5,601,615,909	13,030,866	6,619,100,813
Global Asset Allocation Fund	—	786,309,465	—	1,678,799,205
Global Developed Equity Allocation Fund	—	247,325,822	—	227,578,306
Global Equity Allocation Fund	—	499,652,904	—	657,436,267
Consolidated Implementation Fund	2,853,527,509	14,186,217,990	1,120,752,150	13,592,991,045
International Developed Equity Allocation Fund	—	185,830,490	—	149,754,643
International Equity Allocation Fund	—	202,468,902	—	302,135,031
Consolidated SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)	—	551,112,023	—	172,854,800
Consolidated Special Opportunities Fund	—	709,036,013	—	405,694,239
Strategic Opportunities Allocation Fund	319,695,634	1,140,289,325	26,958,036	1,476,853,003

*	For the period ended July 31, 2015, Consolidated Benchmark-Free Allocation Fund’s purchases in U.S. government securities, purchases in investments, sales in U.S. government securities and sales in investments were $0, $7,445,787,211, $0, and $6,874,337,797, respectively (Note 2).

Cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, in accordance with U.S. GAAP for the year ended February 29, 2016 are noted in the table below:

Fund Name	Purchases ($)	Sales ($)
Benchmark-Free Allocation Fund	—	544,189,416
Benchmark-Free Fund	1,545,497,475	—

For the year ended February 29, 2016, the Funds had the following net realized gain attributed to redemption in-kind transactions:

Fund Name	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Benchmark-Free Allocation Fund	77,470,785

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

8.	Principal shareholders and related parties as of February 29, 2016

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alpha Only Fund	2	*	76.70%	0.26%	99.28%
Benchmark-Free Allocation Fund	1		48.91%	0.95%	1.62%
Benchmark-Free Fund	—		—	—	100.00%
Global Asset Allocation Fund	—		—	0.16%	8.62%
Global Developed Equity Allocation Fund	3		43.47%	< 0.01%	—
Global Equity Allocation Fund	—		—	< 0.01%	0.45%
Implementation Fund	1	*	96.88%	—	100.00%
International Developed Equity Allocation Fund	3		37.92%	< 0.01%	0.90%
International Equity Allocation Fund	2	***	40.61%	< 0.01%	19.80%
SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)****	2	**	76.78%	0.03%	99.85%
Special Opportunities Fund	2	**	97.64%	0.05%	99.94%
Strategic Opportunities Allocation Fund	1		24.28%	0.02%	99.96%

*	One of the shareholders is another fund of the Trust.
**	Two of the shareholders are other funds of the Trust.
***	One of the shareholders is another fund managed by GMO.
****	The Fund’s outstanding shares was owned by more than 10 shareholders as of February 29, 2016.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2016				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Alpha Only Fund
Class III:
Shares sold	34,813		$787,161		423,608	$10,154,067
Shares issued to shareholders in reinvestment of distributions	28,004		615,633		21,258	486,800
Shares repurchased	(877,135)		(19,442,906)		(756,813)	(17,833,752)

Net increase (decrease)	(814,318)		$(18,040,112)		(311,947)	$(7,192,885)

Class IV:
Shares sold	6,213,891	(a)	$141,103,403	(a)	94,560,979	$2,263,569,661
Shares issued to shareholders in reinvestment of distributions	2,800,200		61,485,182		2,595,775	59,469,197
Shares repurchased	(141,301,153	)(a)	(3,149,361,827	)(a)	(98,739,679)	(2,340,531,836)

Net increase (decrease)	(132,287,062)		$(2,946,773,242)		(1,582,925)	$(17,492,978)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016		Year Ended February 28, 2015

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund
Class III:
Shares sold	72,331,281	$1,847,742,291	115,103,110	$3,128,916,906
Shares issued to shareholders in reinvestment of distributions	4,651,398	120,052,586	7,889,460	209,264,286
Shares repurchased	(50,094,065)	(1,243,090,574)	(14,398,699)	(393,780,652)
Purchase premiums	—	846,534	—	1,783,687
Redemption fees	—	2,402,472	—	188,630

Net increase (decrease)	26,888,614	$727,953,309	108,593,871	$2,946,372,857

Class IV:
Shares sold	23,359,719	$620,703,712	45,482,596	$1,229,682,859
Shares issued to shareholders in reinvestment of distributions	2,795,335	72,119,639	4,913,704	130,585,901
Shares repurchased	(43,693,869)	(1,088,914,127)	(18,765,777)	(514,353,663)
Purchase premiums	—	465,686	—	1,167,509
Redemption fees	—	1,187,301	—	112,788

Net increase (decrease)	(17,538,815)	$(394,437,789)	31,630,523	$847,195,394

Class MF:
Shares sold	24,241,374	$613,440,726	117,778,639	$3,234,566,653
Shares issued to shareholders in reinvestment of distributions	9,204,641	237,571,791	21,099,584	560,820,995
Shares repurchased	(144,801,570)	(3,557,453,382)	(21,929,846)	(579,619,789)
Purchase premiums	—	1,550,889	—	4,706,421
Redemption fees	—	3,918,113	—	468,707

Net increase (decrease)	(111,355,555)	$(2,700,971,863)	116,948,377	$3,220,942,987

Benchmark-Free Fund
Class III:
Shares sold	13,827,563	$255,015,278	32,061,935	$705,240,591
Shares issued to shareholders in reinvestment of distributions	15,533,367	287,039,750	31,448,807	644,970,313
Shares repurchased	(24,900,259)	(457,058,234)	(12,425,993)	(268,655,366)
Purchase premiums	—	199,764	—	749,577
Redemption fees	—	557,383	—	244,150

Net increase (decrease)	4,460,671	$85,753,941	51,084,749	$1,082,549,265

Global Asset Allocation Fund
Class III:
Shares sold	13,469,127	$137,972,354	32,814,104	$384,281,713
Shares issued to shareholders in reinvestment of distributions	30,669,593	309,983,152	38,450,707	435,610,035
Shares repurchased	(115,433,617)	(1,211,002,276)	(93,773,316)	(1,071,102,012)
Purchase premiums	—	106,404	—	441,132
Redemption fees	—	1,358,583	—	847,090

Net increase (decrease)	(71,294,897)	$(761,581,783)	(22,508,505)	$(249,922,042)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Global Developed Equity Allocation Fund
Class III:
Shares sold	2,634,197		$55,440,868		8,756,117	$212,849,065
Shares issued to shareholders in reinvestment of distributions	8,853,244		177,958,581		8,758,680	205,022,208
Shares repurchased	(6,683,069)		(142,486,659)		(3,631,312)	(86,823,824)
Purchase premiums	—		40,703		—	166,093
Redemption fees	—		110,318		—	65,140

Net increase (decrease)	4,804,372		$91,063,811		13,883,485	$331,278,682

Global Equity Allocation Fund
Class III:
Shares sold	11,947,831		$89,859,760		127,350,249	$1,190,079,440
Shares issued to shareholders in reinvestment of distributions	46,670,759		358,248,969		41,053,705	366,102,860
Shares repurchased	(55,637,315)		(443,989,759)		(45,993,735)	(411,106,896)
Purchase premiums	—		121,845		—	1,173,392
Redemption fees	—		623,129		—	413,670

Net increase (decrease)	2,981,275		$4,863,944		122,410,219	$1,146,662,466

Consolidated Implementation Fund
Core Class:
Shares sold	325,222,206	(b)	$4,218,767,955	(b)	468,302,467	$6,131,651,226
Shares repurchased	(338,943,875	)(b)	(4,204,769,174	)(b)	(96,645,921)	(1,270,575,297)
Purchase premiums	—		3,506,474		—	—
Redemption fees	—		6,894,933		—	—

Net increase (decrease)	(13,721,669)		$24,400,188		371,656,546	$4,861,075,929

International Developed Equity Allocation Fund
Class III:
Shares sold	9,393,220		$150,906,997		7,909,608	$139,068,397
Shares issued to shareholders in reinvestment of distributions	2,148,270		30,814,431		2,710,351	43,513,839
Shares repurchased	(9,223,733)		(146,054,631)		(4,610,812)	(81,735,750)
Purchase premiums	—		86,862		—	86,286
Redemption fees	—		113,690		—	54,892

Net increase (decrease)	2,317,757		$35,867,349		6,009,147	$100,987,664

International Equity Allocation Fund
Class III:
Shares sold	9,084,995		$83,159,704		10,395,250	$114,414,945
Shares issued to shareholders in reinvestment of distributions	10,688,875		99,615,186		9,159,148	95,905,045
Shares repurchased	(25,213,467)		(224,630,230)		(26,102,279)	(281,895,451)
Purchase premiums	—		159,656		—	160,756
Redemption fees	—		482,856		—	555,498

Net increase (decrease)	(5,439,597)		$(41,212,828)		(6,547,881)	$(70,859,207)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

	Year Ended February 29, 2016				Year Ended February 28, 2015

	Shares		Amount		Shares	Amount
Consolidated SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)
Class III:
Shares sold	3,469,486		$116,950,581		6,802,372	$222,768,348
Shares repurchased	(47,109,602)		(1,559,759,977)		(14,092,094)	(455,180,285)

Net increase (decrease)	(43,640,116)		$(1,442,809,396)		(7,289,722)	$(232,411,937)

Class VI:
Shares sold	44,028,379		$1,455,150,686		—	$—
Shares repurchased	(5,032,852)		(165,850,792)		—	—

Net increase (decrease)	38,995,527		$1,289,299,894		—	$—

Consolidated Special Opportunities Fund*
Class VI:
Shares sold	26,243,967	(c)	$489,248,559	(c)	42,613,601	$839,388,542
Shares issued to shareholders in reinvestment of distributions	876,930		17,283,918		25,654	502,042
Shares repurchased	(8,675,912	)(c)	(172,289,146	)(c)	(40,602)	(772,661)
Purchase premium fees	—		2,371,022		—	4,218,033
Redemption fees	—		774,369		—	3,863

Net increase (decrease)	18,444,985		$337,388,722		42,598,653	$843,339,819

Strategic Opportunities Allocation Fund
Class III:
Shares sold	7,092,841		$137,972,294		3,720,734	$80,872,662
Shares issued to shareholders in reinvestment of distributions	9,863,675		190,867,800		12,804,205	283,429,611
Shares repurchased	(15,958,945)		(310,862,521)		(9,463,281)	(212,652,842)
Purchase premiums	—		108,910		—	21,277
Redemption fees	—		369,228		—	100,905

Net increase (decrease)	997,571		$18,455,711		7,061,658	$151,771,613

*	The period under the heading “Year Ended February 28, 2015” represents the period from July 28, 2014 (commencement of operations) through February 28, 2015.
(a)	1,532,411 shares and $34,065,494 were purchased in-kind and redeemed in-kind.
(b)	34,102,823 shares and $444,018,756 were purchased in-kind and redeemed in-kind.
(c)	864,281 shares and $17,415,262 were purchased in-kind and redeemed in-kind.

10.	Investments in affiliated issuers

An affiliated in which a fund has or had direct ownership of at least 5% of the issuer’s voting securities. A Summary of the Fund’s transactions involving companies that are or were affiliates during the year ended February 29, 2016, is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Special Opportunities Fund
Jagercor Energy Corp	$191,984	$—	$—	$—	$155,211

Totals	$191,984	$—	$—	$—	$155,211

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

A summary of the Funds’ transactions in the shares of other funds of GMO Trust during the year ended February 29, 2016 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds		Dividend Income	Distributions of Realized Gains	Return of Capital	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$—	$851,549,748	$848,550,000		$43,351	$6,401	$—	$3,011,692

Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	2,169,494,954	135,261,636	2,236,809,346	(a)	39,217,052	—	—	—
GMO Debt Opportunities Fund, Class VI	855,272,046	157,614,493	229,039,778	(b)	13,647,024	—	—	775,552,374
GMO Emerging Country Debt Fund, Class IV	984,029,503	106,063,583	259,707,863	(c)	62,191,238	—	—	748,622,535
GMO Implementation Fund*	—	3,743,343,137	4,189,227,436	(d)	—	—	—	13,227,455,053
GMO SGM Major Markets Fund Class VI (formerly GMO Systematic Global Macro Opportunity Fund)	1,081,318,142	80,301,445	327,888,619		—	—	—	814,182,754
GMO Special Opportunities Fund, Class VI	652,657,803	359,612,250	141,617,555	(e)	6,150,494	6,915,638	—	839,489,834

Totals	$5,742,772,448	$4,582,196,544	$7,384,290,597		$121,205,808	$6,915,638	$—	$16,405,302,550

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$88,736,337	$2,001,483	$87,811,380		$1,372,304	$—	$—	$—
GMO Asset Allocation Bond Fund, Class VI	1,300,653,948	167,149,616	1,272,330,907		84,022,970	—	—	—
GMO Debt Opportunities Fund, Class VI	210,219,653	65,433,674	26,067,024		3,877,801	—	—	246,974,456
GMO Emerging Country Debt Fund, Class IV	280,085,788	18,019,141	31,862,079		18,019,141	—	—	242,720,374
GMO Emerging Markets Fund, Class VI	729,347,361	188,738,165	319,488,284		18,584,901	—	—	411,052,988
GMO International Equity Fund, Class IV	1,036,395,804	31,534,771	989,835,559	(f)	4,026,645	—	—	—
GMO Risk Premium Fund, Class VI	126,154,567	56,418,237	174,853,684		—	6,095,778	—	—
GMO SGM Major Markets Fund, Class VI (formerly GMO Systematic Global Macro Opportunity Fund)	215,731,480	16,040,540	28,126,906		—	—	—	200,160,790
GMO Special Opportunities Fund, Class VI	191,068,608	121,283,619	29,897,222		1,805,739	2,076,320	—	272,146,747
GMO U.S. Equity Allocation Fund, Class VI	806,364,529	29,383,301	776,674,519	(g)	1,813,784	27,569,517	—	—
GMO U.S. Treasury Fund	67,100,110	1,872,096,445	1,733,954,385		788,057	334,700	—	204,990,090

Totals	$5,051,858,185	$2,568,098,992	$5,470,901,949		$134,311,342	$36,076,315	$—	$1,578,045,445

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$331,939,406	$10,599,194	$231,990,670		$7,396,143	$—	$—	$99,903,387
GMO Asset Allocation Bond Fund, Class VI	1,021,502,076	128,833,457	326,419,979		56,592,342	—	—	666,921,092
GMO Debt Opportunities Fund, Class VI	211,459,613	21,044,117	75,633,359		2,829,429	—	—	155,335,123
GMO Emerging Country Debt Fund, Class IV	218,274,412	12,064,511	65,075,594		12,064,510	—	—	150,074,191
GMO Emerging Markets Fund, Class VI	563,948,638	105,503,923	98,166,372		15,780,123	—	—	433,780,941
GMO International Equity Fund, Class IV	1,230,449,649	69,604,366	321,275,414		27,300,687	—	—	760,145,595
GMO Risk Premium Fund, Class VI	125,576,661	44,327,663	75,260,503		—	7,980,979	—	85,983,383
GMO SGM Major Markets Fund, Class VI (formerly GMO Systematic Global Macro Opportunity Fund)	144,436,175	580,359	43,322,739		—	—	—	99,883,924
GMO U.S. Equity Allocation Fund, Class VI	783,135,117	119,414,400	249,946,205		10,506,245	60,284,278	—	544,247,275
GMO U.S. Treasury Fund	236,883,004	274,337,477	191,142,015		481,749	148,771	—	320,035,653

Totals	$4,867,604,751	$786,309,467	$1,678,232,850		$132,951,228	$68,414,028	$—	$3,316,310,564

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Return of Capital	Value, end of period
Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$174,346,545	$30,986,131	$13,366,389	$5,185,292	$—	$—	$146,525,557
GMO International Equity Fund, Class IV	925,275,298	59,812,026	142,803,860	23,562,370	—	—	648,877,447
GMO U.S. Equity Allocation Fund, Class VI	670,317,319	156,527,665	71,408,057	11,760,064	66,367,206	—	636,945,658

Totals	$1,769,939,162	$247,325,822	$227,578,306	$40,507,726	$66,367,206	$—	$1,432,348,662

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$737,807,672	$198,264,056	$85,715,842	$23,742,194	$—	$—	$643,097,271
GMO International Equity Fund, Class IV	1,761,501,355	66,785,721	323,762,483	41,989,772	—	—	1,159,489,783
GMO U.S. Equity Allocation Fund, Class VI	1,299,806,538	234,603,127	247,957,942	20,343,703	116,749,842	—	1,075,713,572

Totals	$3,799,115,565	$499,652,904	$657,436,267	$86,075,669	$116,749,842	$—	$2,878,300,626

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$116,415,639	$35,949,312	$25,438,044	$3,613,950	$—	$—	$94,700,211
GMO International Equity Fund, Class IV	1,063,694,450	149,881,178	124,316,599	30,449,662	—	—	847,974,621

Totals	$1,180,110,089	$185,830,490	$149,754,643	$34,063,612	$—	$—	$942,674,832

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$449,343,904	$134,019,605	$82,732,370	$13,936,983	$—	$—	$369,371,327
GMO International Equity Fund, Class IV	1,145,216,474	68,449,298	219,402,660	27,841,030	—	—	765,062,070

Totals	$1,594,560,378	$202,468,903	$302,135,030	$41,778,013	$—	$—	$1,134,433,397

Consolidated SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund)
GMO Debt Opportunities Fund, Class VI	$2,845,741	$17,074	$2,854,800	$17,074	$—	$—	$—
GMO U.S. Treasury Fund	558,715,385	551,094,949	170,000,000	904,424	190,525	—	939,856,415

Totals	$561,561,126	$551,112,023	$172,854,800	$921,498	$190,525	$—	$939,856,415

Consolidated Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$570,644,317	$81,096,390	$565,611,225	$37,173,745	$—	$—	$—
GMO Debt Opportunities Fund, Class VI	91,220,086	10,805,498	14,867,577	1,492,778	—	—	86,283,231
GMO Emerging Country Debt Fund, Class IV	109,098,171	7,204,327	8,713,042	7,204,327	—	—	98,375,017
GMO Emerging Markets Fund, Class VI	395,900,795	122,179,455	42,694,023	12,690,114	—	—	361,131,996
GMO International Equity Fund, Class IV	757,737,909	100,409,838	144,053,587	19,033,717	—	—	558,786,340
GMO Risk Premium Fund, Class VI	—	60,070,028	60,604,475	—	—	—	—
GMO U.S. Equity Allocation Fund, Class VI	524,119,008	99,000,339	143,811,236	7,405,511	43,532,363	—	402,543,560
GMO U.S. Treasury Fund	—	639,874,038	496,470,501	230,523	71,072	—	143,377,530

Totals	$2,448,720,286	$1,120,639,913	$1,476,825,666	$85,230,715	$43,603,435	$—	$1,650,497,674

(a)	$34,065,494 was redeemed in-kind.
(b)	$22,542,400 was redeemed in-kind.
(c)	$26,147,504 was redeemed in-kind.
(d)	$444,018,756 was redeemed in-kind.
(e)	$17,415,262 was redeemed in-kind.
(f)	$928,795,726 was redeemed in-kind.
(g)	$640,262,841 was redeemed in-kind.
*	Prior to August 1, 2015, GMO Implementation Fund was consolidated with GMO Benchmark-Free Allocation Fund (Note 2 — Basis of presentation and principles of consolidation).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2016

11.	Subsequent events

As of March 9, 2016 GMO Singapore Pte. Limited is no longer responsible for day-to-day management of the GMO SGM Major Markets Fund’s portfolio.

Report of Independent Registered Public Accounting Firm

To the Trustees of GMO Trust and Shareholders of GMO Alpha Only Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO Special Opportunities Fund, GMO Strategic Opportunities Allocation Fund, and GMO SGM Major Markets Fund (formerly GMO Systematic Global Macro Opportunity Fund):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the GMO Alpha Only Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund (Consolidated), GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO Special Opportunities Fund (Consolidated), GMO Strategic Opportunities Allocation Fund, and GMO SGM Major Markets Fund (Consolidated) (formerly GMO Systematic Global Macro Opportunity Fund) (collectively, the “Funds”) at February 29, 2016, the results of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 26, 2016

GMO Trust Funds

Board Review of Management Agreement

February 29, 2016 (Unaudited)

GMO SGM Major Markets Fund (formerly known as GMO Systematic Global Macro Opportunity Fund)

Approval of new amended and restated management agreement for GMO SGM Major Markets Fund. At an in-person meeting of the Board of Trustees (the “Board” or the “Trustees”) of GMO Trust (the “Trust”) held on August 27, 2015, the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) considered the terms of a proposed new amended and restated management agreement between the Trust, on behalf of GMO SGM Major Markets Fund (the “Fund”), and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Under the new agreement the management fee payable by the Fund to GMO was proposed to be increased from 0.70% to 0.85% (the “New Management Contract”). On the same date the Independent Trustees recommended approval of the New Management Contract to the full Board and the Board, including all of the Independent Trustees, approved the New Management Contract and recommended its approval to Fund shareholders. Holders of a majority of the Fund’s outstanding shares approved the New Management Contract at a meeting held on September 4, 2015. The New Management Contract took effect on December 1, 2015 for an initial period ending on November 30, 2016.

In considering the New Management Contract, the Board met privately with its independent legal counsel and independent compliance consultant. The Board considered the following, among other matters, in addition to matters it considered in June 2015 when approving renewal of the Fund’s then-current management agreement (the “Previous Management Contract”), as described in the Fund’s semi-annual report dated August 31, 2015:

•	The Fund’s current management fee was set in 2009, when the Fund was implementing a different investment strategy.

•	In October 2011, GMO’s Systematic Global Macro investment team became responsible for the management of the Fund and the Fund began implementing GMO’s Systematic Global Macro Major Markets (“Major Markets”) strategy. GMO advised the Board that the Fund’s current management fee was lower than what GMO typically charges for the Major Markets strategy.

•	GMO also advised the Board that it believed the Fund’s management fee under the New Management Contract was appropriate given the nature of the Fund’s investment program, including the Fund’s ability to have both long and short exposures across multiple asset classes (i.e., commodities, currencies, bonds and equities).

•	The Fund’s management fee and total expenses under the New Management Contract would each be below the median of similar funds not managed by GMO.

•	The New Management Contract is substantively identical to the Previous Management Contract, with the exception of the new management fee and initial term.

•	Pursuant to a contractual undertaking by GMO to reimburse specified Fund expenses and waive specified fees, GMO’s management fee would be waived or reduced to the extent necessary to offset the management fees directly or indirectly borne by the Fund as a result of its investment in other series of the Trust.

After considering these and other matters, the Trustees (including all of the Independent Trustees) concluded that approval of the New Management Contract was in the best interests of the Fund. In their deliberations, the Trustees considered all matters they deemed relevant, with each Trustee weighting individual matters as he thought appropriate.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

February 29, 2016 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 29, 2016.

As a shareholder of the Funds, you may incur two types of costs: (1) transactions costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and /or indirect management fees, direct and/or indirect shareholder services fees, and distribution (12b-1) and/or administration fees for Funds with Class M shares, if applicable, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2015 through February 29, 2016.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Alpha Only Fund
Class III	$1,000.00	$1,023.70	$3.32	$1,000.00	$1,021.58	$3.32	0.66%
Class IV	$1,000.00	$1,024.40	$3.07	$1,000.00	$1,021.83	$3.07	0.61%
Benchmark-Free Allocation Fund
Class III	$1,000.00	$950.60	$4.17	$1,000.00	$1,020.59	$4.32	0.86%
Class IV	$1,000.00	$950.60	$3.88	$1,000.00	$1,020.89	$4.02	0.80%
Class MF	$1,000.00	$950.60	$3.78	$1,000.00	$1,020.99	$3.92	0.78%
Benchmark-Free Fund
Class III	$1,000.00	$966.40	$2.05	$1,000.00	$1,022.78	$2.11	0.42%
Global Asset Allocation Fund
Class III	$1,000.00	$959.70	$2.44	$1,000.00	$1,022.38	$2.51	0.50%
Global Developed Equity Allocation Fund
Class III	$1,000.00	$928.80	$2.59	$1,000.00	$1,022.18	$2.72	0.54%
Global Equity Allocation Fund
Class III	$1,000.00	$929.80	$2.78	$1,000.00	$1,021.98	$2.92	0.58%
Implementation Fund
Core	$1,000.00	$944.80	$0.24	$1,000.00	$1,024.61	$0.25	0.05%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

February 29, 2016 (Unaudited)

	Actual				Hypothetical
	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*		Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
International Developed Equity Allocation Fund
Class III	$1,000.00	$875.50	$2.89		$1,000.00	$1,021.78	$3.12	0.62%
International Equity Allocation Fund
Class III	$1,000.00	$890.60	$3.24		$1,000.00	$1,021.43	$3.47	0.69%
SGM Major Markets Fund (formerly Systematic Global Macro Opportunity Fund)
Class III	$1,000.00	$1,000.90	$4.28		$1,000.00	$1,020.59	$4.32	0.86%
Class VI	$1,000.00	$1,005.70	$2.24	(a)	$1,000.00	$1,010.06	$2.25	0.91%
Special Opportunities Fund
Class VI	$1,000.00	$971.50	$6.23		$1,000.00	$1,018.55	$6.37	1.27%
Strategic Opportunities Allocation Fund
Class III	$1,000.00	$954.10	$2.38		$1,000.00	$1,022.43	$2.46	0.49%

(a)	For the period December 2, 2015 (commencement of operations) through February 29, 2016, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2016, multiplied by the average account value over the period, multiplied by 90 days in the period, divided by 366 days in the year.
*	Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2016, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

GMO Trust

(A Series of GMO Trust)

Tax Information for the Tax Year Ended February 29, 2016 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the applicable Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2016:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1,2)	Interest- Related Dividend Income(3) ($)	Short- Term Capital Gain Dividends(3) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(4) (S)	Foreign Source Income(4) ($)
Alpha Only Fund	37.57%	74.73%	—	—	—	—	—	—
Benchmark-Free Allocation Fund	2.53%	6.85%	—	—	16,849,402	131,565,120	—	—
Benchmark-Free Fund	3.95%	17.74%	—	4,215,673	10,574,012	132,412,081	—	—
Global Asset Allocation Fund	10.13%	42.14%	—	2,926,209	1,342,261	192,288,728	5,793,925	48,867,112
Global Developed Equity Allocation Fund	30.82%	100.00%	—	—	—	137,293,847	3,615,855	32,363,517
Global Equity Allocation Fund	25.18%	98.60%	—	—	—	278,611,210	8,798,091	74,545,239
Consolidated Implementation Fund	—	—	—	—	—	—	—	—
International Developed Equity Allocation Fund	—	100.00%	—	—	—	—	4,168,438	38,243,532
International Equity Allocation Fund	—	98.30%	—	—	—	58,511,741	5,552,267	47,326,638
Consolidated SGM Major Markets Fund	—	—	—	—	—	—	—	—
Consolidated Special Opportunities Fund	30.61%	57.38%	1.50%	—	5,852,014	3,368,794	—	—
Strategic Opportunities Allocation Fund	9.22%	44.07%	—	1,337,264	862,027	105,306,735	4,301,547	36,033,857

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)	These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest related dividend amounts could include short-term capital gain dividends received from underlying funds.
(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.

In early 2017, the Funds will notify applicable shareholders of amounts for use in preparing 2016 U.S. federal income tax forms.

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2016. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Management of the Trust

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	38	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989 – 2011).	38	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008 – present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011 – present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013 – present).	38	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).
Interested Trustee and Officer

Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 – June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray, LLP (1988 –2005).	50	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.

[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.

[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009 –June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005 – present); Partner, Ropes & Gray LLP (1988 – 2005).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 –November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Carly Cushman YOB: 1984	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013 – June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009 – present); Senior Accountant, Renaissance HealthCare (February 2009 – December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006 – February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present); Assistant Treasurer (June 2009 – July 2010), Manager, Fund Administration and Regulatory Affairs (2006 – 2009), Hambrecht & Quist Capital Management LLC.

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010 – present); Senior Associate, PricewaterhouseCoopers LLP (September 2009 – October 2010).
Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007 – present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012 – present).
Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000 – May 2015).

Claire Wilkinson YOB: 1965	Anti-Money Laundering Officer	Since February 2016.	Compliance Associate, GMO UK Limited (April 2013 – present); General Counsel, MVision Private Equity Advisers Limited (November 2009 – January 2013).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

Item 2. Code of Ethics.

As of February 29, 2016, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 29, 2016 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)	AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2016 and 2015were $2,446,609 and $2,463,016, respectively.

(b)	AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2016 and 2015 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $42,000 and $57,000, respectively. The aggregate fees billed in 2016 and 2015 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $504,899 and $531,544, respectively.

(c)	TAX FEES: The aggregate fees billed to the registrant in 2016 and 2015 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $779,369 and $912,749, respectively. The aggregate fees billed in 2016 and 2015 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $15,000, respectively.

(d)	ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2016 or 2015.

(e)	(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)	NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2016 and 2015 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,361,268 and $1,551,293, respectively. For the fiscal year ended February 29, 2016, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2015, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*	Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)	Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: May 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: May 3, 2016

By (Signature and Title):	/s/ Carly Cushman
Carly Cushman, Principal Financial Officer

Date: May 3, 2016